UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 2-56846

Name of Registrant: VANGUARD INDEX FUNDS

Address of Registrant: P.O. BOX 2600, VALLEY FORGE, PA 19482

Name and address of agent for service: R. GREGORY BARTON
                                       P.O. BOX 876
                                       VALLEY FORGE, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003  - December 31, 2003

ITEM 1: Reports to Shareholders

VANGUARD(R)  500 INDEX FUND

DECEMBER  31, 2003

ANNUAL REPORT

THE VANGUARD GROUP(R)LOGO

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).
--------------------------------------------------------------------------------
CONTENTS

 1 letter from the chairman
 7 fund profile
 8 glossary of investment terms
 9 performance summary
10 your fund's after-tax returns
11 about your fund's expenses
12 financial statements
27 advantages of vanguard.com
--------------------------------------------------------------------------------
SUMMARY

* Vanguard 500 Index Fund returned 28.5% in its latest fiscal year, tracking the return of its target benchmark almost perfectly.

* Every major stock sector advanced, helping the fund to record its best year since 1998.

*    Technology stocks led the way with a 45.5% gain.
--------------------------------------------------------------------------------
Want less clutter in your mailbox? Just register with Vanguard.com and opt to get fund reports online.

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,

Vanguard 500 Index Fund's Investor Shares returned 28.5% in 2003 as U.S. stocks rebounded sharply after a three-year bear market. Your fund's return nearly matched the 28.7% return of its benchmark, the Standard & Poor's 500 Index, and surpassed the 25.6% average return of its peer fund group.

[PICTURES OF JOHN J. BRENNAN]

----------------------------------------------------
2003 TOTAL RETURNS                 FISCAL YEAR ENDED
                                         DECEMBER 31
----------------------------------------------------
VANGUARD 500 INDEX FUND
Investor Shares                                28.5%
Admiral Shares                                 28.6
S&P 500 Index                                  28.7
Average Large-Cap Core Fund*                   25.6
----------------------------------------------------
*Derived from data provided by Lipper Inc.


The table at left provides the total returns for your fund (both the Investor Shares and the lower- cost Admiral Shares) and its comparative measures. The per-share components of the fund's total returns--starting and ending net asset values, as well as income distributions--are presented in a table on page 6. Shareholders who own the 500 Index Fund in a taxable account may also wish to review the fund's after-tax returns on page 10.

STOCKS BEGAN TO RECOVER FROM FIERCE BEAR MARKET

Three straight years of stock market declines ended in a spectacular fashion in 2003. The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned 31.6% for the 12 months.

The start of combat operations in Iraq in mid-March and the subsequent quick end to that phase of the engagement relieved months of anticipation and uncertainty that had cast a pall over the financial markets. Other factors also contributed to investors' optimism: the Federal Reserve Board's cutting short-term interest rates to a 45-year low; a falling U.S. dollar, which aided businesses dependent on exports and profits from operations overseas; mortgage rates' hitting four-decade lows, which spurred further home-buying and freed up cash through refinancing; tax cuts and refunds to consumers who were more than willing to spend the windfall; a spike in spending by businesses to replenish inventories and equipment; and the rapid growth of the economy, which expanded at an annual rate of 8.2% in the third quarter.

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
--------------------------------------------------------------------------------

The rebound was impressive across all stock market segments and industry sectors. By most gauges of performance, growth and value stocks--whose prices reflect either a premium or a discount relative to company earnings, book value, or other measures--provided similar returns. However, as a group small-capitalization stocks outpaced large-caps by a substantial margin, with the small-cap Russell 2000 Index outperforming the mid-to-large-cap Russell 1000 Index by 17.4 percentage points. Among sectors, technology stocks--the group that contributed the most to both the bull market of the late 1990s and the subsequent bear market--made the largest gains.

Meanwhile, overseas markets--particularly emerging markets--posted results that surpassed those in the United States. For U.S.-based investors, the falling dollar augmented returns from securities denominated in most other currencies.

"JUNK" REIGNED SUPREME, AND YIELDS HIT NEW LOWS

Investors' renewed appetite for risk was evident not just in the equity markets, but on the fixed income side as well. Bonds from companies with below-investment-grade credit ratings (popularly known as "junk" bonds) surged 29.0% during the 12 months, as measured by the Lehman Brothers High Yield Bond Index.

At the other extreme of the credit-quality spectrum, U.S. Treasury securities at first seemed poised for a fourth straight year of outstanding gains. By June, the rising price of the 10-year Treasury note drove its yield down to just above 3%--a level not seen since Dwight Eisenhower occupied the Oval Office. However, the prices of Treasuries fell subsequently, and by year-end the 10-year note's yield stood at 4.25%, up 44 basis points (0.44 percentage point) from the beginning of the year. Treasuries' total returns (which include interest income) for the full 12 months were still in positive territory, but barely so. Mortgage-backed securities did only marginally better, while investment-grade corporate bonds--particularly those with longer maturities--posted solid returns. The Lehman Aggregate Bond Index, the benchmark for the broad U.S. investment-grade taxable bond market, earned 4.1%.

As mentioned earlier, short-term interest rates also hit historical lows during the year. On top of rate cuts made in previous years to bolster the economy, the Fed slashed the target federal funds rate in June by 25 basis points to 1.00%. The yield of the 3-month Treasury bill, a proxy for money market rates, ended the year at 0.92%, 27 basis points lower than at the start of 2003.

AFTER A SLOW START, THE FUND SURGED IN THE SPRING

Vanguard 500 Index Fund--like the S&P 500 itself--began the year with a small step backward. At the end of the first quarter, the fund had a return of -3.2%, continuing the negative pattern that had dominated the market since early 2000. However, once investor sentiment turned positive beginning in late March, stocks scarcely looked back for the rest of the year. Your fund posted consecutive quarterly gains of 15.4%, 2.6%, and 12.1% to close 2003 with a one-year total return (including reinvested distributions) of 28.5%, its best performance since a 28.6% advance in 1998. Despite its strong appreciation, the fund distributed no capital gains, remaining exceptionally tax-efficient.

------------------------------------------------------------------------------
MARKET BAROMETER                                AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2003
                                        --------------------------------------
                                                 ONE        THREE         FIVE
                                                YEAR        YEARS        YEARS
------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                29.9%        -3.8%        -0.1%
Russell 2000 Index (Small-caps)                47.3          6.3          7.1
Wilshire 5000 Index (Entire market)            31.6         -2.5          0.4
MSCI All Country World Index Free
  ex USA (International)                       41.4         -1.0          1.5
------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                     4.1%         7.6%         6.6%
  (Broad taxable market)
Lehman Municipal Bond Index                     5.3          6.7          5.8
Citigroup 3-Month Treasury Bill Index           1.1          2.3          3.5
==============================================================================
CPI
Consumer Price Index                            1.9%         1.9%         2.4%
------------------------------------------------------------------------------

The fund's gains were broadly based, reflecting strength in all corners of the market. Every S&P 500 sector advanced approximately 15% or more. Technology stocks, the index's second-largest group, led the way with a 45.5% gain as investors anticipated a boost in sales of tech equipment and services. Both financial service and consumer discretionary stocks in the fund posted gains of about 30% as optimism spread that the U.S. economy was recovering after several years of treading water. Materials & processing stocks, a relatively small sector, more than carried their weight with a 37.1% gain. So did the multi-sector companies in the "other" category. These 11 stocks--which include General Electric, 3M, and Tyco--jumped 36%.

A few sectors underperformed the broad market but still posted healthy gains. Consistent with their history of providing more modest returns during bull markets, consumer staples (up 17.8%) and utilities (up 16.2%) trailed the parade. Health care companies (up 14.9%) also lagged the market.

A STURDY RECORD OF OUTPERFORMANCE

For investors in Vanguard 500 Index Fund, the ups and downs of recent years have been dizzying to say the least. But as veteran shareholders know, the fund's long-term performance continues to prove the merits of index investing. As shown in the table below, your fund's ten-year annualized return of 11.0% a year is
2.1 percentage points higher than that provided by funds investing in the same market segment--the vast majority of which are actively managed. The cumulative effect of this outperformance is illustrated by the hypothetical balances in the column on the right.

The fund's competitive advantages, which include broad diversification and low turnover, are difficult for our competitors to overcome because they, on average, have to bear far higher operating and transaction costs in trying to beat the market. As you can see on page 11, your investment benefits from a cost advantage that 500 Index Fund shareholders have enjoyed for many years. While we believe that actively managed funds--especially those with stable management, consistently executed strategies, and low costs--have a place in many portfolios, the long-term success of Vanguard 500 Index Fund is powerful evidence that diversified, low-cost index funds should be core holdings for most investors.

-----------------------------------------------------------------
TOTAL RETURNS                                     TEN YEARS ENDED
                                                DECEMBER 31, 2003
-----------------------------------------------------------------
                                   AVERAGE         FINAL VALUE OF
                                    ANNUAL              A $10,000
                                    RETURN     INITIAL INVESTMENT
-----------------------------------------------------------------
500 Index Fund
  Investor Shares                    11.0%                $28,367
S&P 500 Index                        11.1                  28,563
Average Large-Cap Core Fund           8.9                  23,353
-----------------------------------------------------------------

It's worth noting that, when it comes to tracking an index, your fund's advisor, Vanguard's Quantitative Equity Group, has provided consistently excellent results. An index is a theoretical portfolio that incurs no costs, making it a tough bogie to hit. Yet the 500 Index Fund has come very close to doing so, despite its real-world expenses. The fund's ten-year annualized return is only one tenth of a percentage point behind that of the S&P 500 Index--about as close as we can get to replicating its performance. For an index fund, that result constitutes an unqualified success.

KEEPING AN EVEN KEEL IN GOOD TIMES AND BAD

Although we were as relieved as anyone that the bulls returned in 2003, we always urge our shareholders to look beyond short-term trends and to focus instead on long-term performance, which varies much less than the market's year-to-year gyrations. For example, our report to you last year showed that Vanguard 500 Index Fund, even after three consecutive years of decline, had a ten-year annualized return of 9.3%, not far from the market's annualized return over the past 75 years of approximately 10%.

Clearly, time is the ally of patient investors. Even if the stocks contained in the S&P 500--and therefore owned by the 500 Index Fund--should reverse course in 2004 and post disappointing results, a buy-and-hold approach will remain the best way for stock investors to seek long-term growth of capital. And the 500 Index Fund will remain one of the best ways to invest in U.S. stocks, because it encompasses the bulk of the market's capitalization. We are confident that the fund's low costs will continue to make it one of the best bargains in the industry.

Of course, successful investing almost always requires holding more than one fund. We hope that no matter what the stock and bond markets do in the short run, you will maintain a steady and well-diversified mix of stocks, bonds, and short-term reserves that suits your individual circumstances and goals. A balanced, low-cost approach to investing is a proven way to build long-term wealth.



Thank you for your continued confidence in Vanguard.

Sincerely,


/S/JOHN J. BRENNAN
John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 12, 2004

------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE DECEMBER 31, 2002-DECEMBER 31, 2003

                                                       DISTRIBUTIONS PER SHARE
                                          ------------------------------------
                          STARTING            ENDING       INCOME      CAPITAL
                       SHARE PRICE       SHARE PRICE    DIVIDENDS        GAINS
------------------------------------------------------------------------------
500 Index Fund
  Investor Shares           $81.15           $102.67       $1.430        $0.00
  Admiral Shares             81.15            102.68        1.487         0.00
------------------------------------------------------------------------------

FUND PROFILE                                                    AS OF 12/31/2003

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 8.


500 INDEX FUND
----------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                              TARGET
                              FUND            INDEX*
----------------------------------------------------
Number of Stocks               503               500
Median Market Cap           $52.3B            $52.3B
Price/Earnings Ratio         22.6x             22.6x
Price/Book Ratio              3.2x              3.2x
Yield                                           1.6%
  Investor Shares             1.5%
  Admiral Shares              1.6%
Return on Equity             21.4%             21.4%
Earnings Growth Rate          7.7%              7.7%
Foreign Holdings              0.0%              0.0%
Turnover Rate                   2%                --
Expense Ratio                                     --
  Investor Shares            0.18%
  Admiral Share              0.12%
Short-Term Reserves             0%                --
----------------------------------------------------

-----------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                                         3.0%
  (conglomerate)
Microsoft Corp.                                              2.9
  (software)
ExxonMobil Corp.                                             2.6
  (oil)
Pfizer Inc.                                                  2.6
  (phamaceuticals)
Citigroup, Inc.                                              2.4
  (banking)
Wal-Mart Stores, Inc.                                        2.2
  (retail)
Intel Corp.                                                  2.0
  (electronics)
American International Group, Inc.                           1.7
  (insurance)
Cisco Systems, Inc.                                          1.6
  (computer hardware)
International Business Machines Corp.                        1.5
  (computer hardware)
-----------------------------------------------------------------
Top Ten                                                     22.5%
-----------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


----------------------------------------------------
VOLATILITY MEASURES
                                              TARGET
                              FUND            INDEX*
----------------------------------------------------
R-Squared                     1.00              1.00
Beta                          1.00              1.00
----------------------------------------------------

-----------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                                           TARGET
                                      FUND                 INDEX*
-----------------------------------------------------------------
Auto & Transportation                   3%                     3%
Consumer Discretionary                 14                     14
Consumer Staples                        8                      8
Financial Services                     22                     22
Health Care                            13                     13
Integrated Oils                         4                      4
Other Energy                            2                      2
Materials & Processing                  4                      4
Producer Durables                       4                      4
Technology                             16                     16
Utilities                               7                      7
Other                                   3                      3
-----------------------------------------------------------------

----------------------------------
INVESTMENT FOCUS

STYLE                        Blend
MARKET CAP                   Large
----------------------------------


                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.


*S&P 500 Index.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or depositary receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

PERFORMANCE SUMMARY                                             AS OF 12/31/2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

500 INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1993-DECEMBER 31, 2003
                                                                        AVERAGE
           500 INDEX FUND             WILSHIRE            S&P         LARGE-CAP
         INVESTOR SHARES*           5000 INDEX      500 INDEX       CORE FUND**

199312              10000                10000          10000             10000
199403               9616                 9627           9621              9659
199406               9654                 9552           9661              9567
199409              10123                10071          10134              9977
199412              10118                 9994          10132              9861
199503              11100                10896          11119             10672
199506              12153                11913          12180             11584
199509              13118                13002          13148             12461
199512              13906                13636          13939             13050
199603              14649                14402          14688             13742
199606              15301                15037          15347             14255
199609              15769                15462          15821             14718
199612              17088                16528          17140             15728
199703              17537                16635          17599             15929
199706              20590                19445          20672             18490
199709              22131                21342          22220             19883
199712              22759                21700          22858             20174
199803              25926                24578          26047             22889
199806              26778                25057          26907             23482
199809              24114                22043          24231             20787
199812              29272                26785          29391             25300
199903              30730                27796          30855             26565
199906              32882                29965          33030             28277
199909              30827                27983          30968             26554
199912              35439                33095          35575             30955
200003              36234                34358          36391             32329
200006              35290                32817          35425             31493
200009              34960                32873          35081             31280
200012              32230                29490          32336             28182
200103              28395                25849          28503             25178
200106              30047                27782          30171             26573
200109              25625                23364          25742             22706
200112              28355                26254          28493             24304
200203              28421                26506          28571             24707
200206              24603                23164          24743             21509
200209              20367                19270          20469             18072
200212              22075                20777          22196             18595
200303              21372                20136          21497             18338
200306              24661                23459          24806             21091
200309              25302                24329          25462             21842
200312              28367                27351          28563             23353
--------------------------------------------------------------------------------
                                    AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED DECEMBER 31, 2003    FINAL VALUE
                                  ----------------------------------------------
                                       ONE      FIVE          TEN   OF A $10,000
                                      YEAR     YEARS        YEARS     INVESTMENT
--------------------------------------------------------------------------------
500 Index Fund Investor Shares*      28.50%    -0.63%       10.99%       $28,367
Wilshire 5000 Index                  31.64      0.42        10.59         27,351
S&P 500 Index                        28.68     -0.57        11.07         28,563
Average Large-Cap Core Fund**        25.59     -1.59         8.85         23,353
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                       ONE                  SINCE  OF A $250,000
                                      YEAR             INCEPTION+     INVESTMENT
--------------------------------------------------------------------------------
500 Index Fund Admiral Shares       28.59%                 -4.59%       $215,816
Wilshire 5000 Index                 31.64                  -3.19         225,863
S&P 500 Index                       28.68                -  4.55         216,102
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-DECEMBER 31, 2003

                    500 INDEX FUND                        S&P
                   INVESTOR SHARES                  500 INDEX
1994                      1.2                             1.3
1995                     37.4                            37.6
1996                     22.9                            23.0
1997                     33.2                            33.4
1998                     28.6                            28.6
1999                     21.1                            21.0
2000                     -9.1                            -9.1
2001                    -12.0                           -11.9
2002                    -22.1                           -22.1
2003                     28.5                            28.7
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+November 13, 2000.
NOTE: See Financial Highlights tables on pages 21 and 22 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. Qualified dividend income is for calendar year 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2003

                                         ONE YEAR     FIVE YEARS       TEN YEARS
                                        ----------------------------------------
500 INDEX FUND INVESTOR SHARES*
  Returns Before Taxes                     28.50%          -0.63%         10.99%
  Returns After Taxes on Distributions     28.20           -1.09          10.24
  Returns After Taxes on Distributions
    and Sale of Fund Shares                18.86           -0.78           9.33
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.
a hypothetical example

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in the fund, using the fund's actual return and operating expenses for the fiscal year ended December 31, 2003. The cost in dollars is calculated by applying the expense ratio to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratio for the fund's peer group, which is derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                                COST OF $10,000             FUND     PEER GROUP*
                             INVESTMENT IN FUND    EXPENSE RATIO   EXPENSE RATIO
--------------------------------------------------------------------------------
500 Index Fund
  Investor Shares                           $21            0.18%           1.41%
  Admiral Shares                             14            0.12              --
--------------------------------------------------------------------------------
*Average Large-Cap Core Fund.
The calculation assumes no shares were sold. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratio captures data through year-end 2002.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the fund's prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS                                            AS OF 12/31/2003

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                   SHARES                    (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                       90,652,537          $     2,808,416
  Microsoft Corp.                            97,618,930                2,688,425
  ExxonMobil Corp.                           59,675,794                2,446,708
  Pfizer Inc.                                68,900,296                2,434,247
  Citigroup, Inc.                            46,574,494                2,260,726
  Wal-Mart Stores, Inc.                      39,072,961                2,072,821
  Intel Corp.                                58,973,523                1,898,947
  American International
    Group, Inc.                              23,545,706                1,560,609
* Cisco Systems, Inc.                        62,326,386                1,513,908
  International Business
    Machines Corp.                           15,532,771                1,439,577
  Johnson & Johnson                          26,797,730                1,384,371
  The Procter & Gamble Co.                   11,707,540                1,169,349
  The Coca-Cola Co.                          22,133,544                1,123,277
  Bank of America Corp.                      13,414,605                1,078,937
  Altria Group, Inc.                         18,338,542                  997,983
  Merck & Co., Inc.                          20,088,553                  928,091
  Wells Fargo & Co.                          15,276,596                  899,639
  Verizon Communications                     24,932,898                  874,646
  ChevronTexaco Corp.                         9,651,247                  833,771
* Dell Inc.                                  23,117,083                  785,056
  SBC Communications Inc.                    29,890,753                  779,252
  United Parcel Service, Inc.                10,150,433                  756,715
* Time Warner, Inc.                          40,825,148                  734,444
  Home Depot, Inc.                           20,542,139                  729,041
  PepsiCo, Inc.                              15,499,913                  722,606
* Amgen, Inc.                                11,646,469                  719,752
  Eli Lilly & Co.                            10,138,365                  713,031
  Viacom Inc. Class B                        15,649,927                  694,544
  J.P. Morgan Chase & Co.                    18,420,882                  676,599
  Fannie Mae                                  8,772,921                  658,495
  Abbott Laboratories                        14,115,037                  657,761
  Hewlett-Packard Co.                        27,529,757                  632,359
* Oracle Corp.                               47,189,737                  622,905
* Comcast Corp. Class A                      18,508,672                  608,380
  3M Co.                                      7,086,477                  602,563
  Morgan Stanley                              9,778,511                  565,882
  American Express Co.                       11,613,583                  560,123
  Wachovia Corp.                             11,951,904                  556,839
  Medtronic, Inc.                            10,943,517                  531,964
  U.S. Bancorp                               17,414,179                  518,594
  Wyeth                                      12,024,623                  510,445
  Bristol-Myers Squibb Co.                   17,509,377                  500,768
  Merrill Lynch & Co., Inc.                   8,534,941                  500,574
  Tyco International Ltd.                    18,049,435                  478,310
  BellSouth Corp.                            16,686,366                  472,224
  Bank One Corp.                             10,093,601                  460,167
  Texas Instruments, Inc.                    15,625,549                  459,079
  The Walt Disney Co.                        18,467,379                  430,844

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                   SHARES                    (000)
--------------------------------------------------------------------------------
  The Goldman Sachs Group, Inc.               4,274,877          $       422,059
  FleetBoston Financial Corp.                 9,521,563                  415,616
  E.I. du Pont de Nemours & Co.               8,999,846                  413,003
  ConocoPhillips Co.                          6,146,730                  403,041
  United Technologies Corp.                   4,248,710                  402,650
  Lowe's Cos., Inc.                           7,099,924                  393,265
  QUALCOMM Inc.                               7,223,773                  389,578
  Anheuser-Busch Cos., Inc.                   7,356,480                  387,539
* eBay Inc.                                   5,832,582                  376,726
  Freddie Mac                                 6,281,577                  366,342
  Dow Chemical Co.                            8,311,609                  345,514
* Applied Materials, Inc.                    15,016,539                  337,121
  Walgreen Co.                                9,256,550                  336,753
  Gillette Co.                                9,134,852                  335,523
  Washington Mutual, Inc.                     8,120,202                  325,783
  The Boeing Co.                              7,593,591                  319,994
  Target Corp.                                8,229,704                  316,021
  UnitedHealth Group Inc.                     5,295,449                  308,089
  Fifth Third Bancorp                         5,137,780                  303,643
  Alcoa Inc.                                  7,813,408                  296,910
  Motorola, Inc.                             21,012,133                  295,641
  Schlumberger Ltd.                           5,286,141                  289,258
  MBNA Corp.                                 11,532,984                  286,595
  McDonald's Corp.                           11,456,175                  284,457
* EMC Corp.                                  21,698,961                  280,351
* Nextel Communications, Inc.                 9,927,894                  278,577
  Allstate Corp.                              6,350,969                  273,219
* Boston Scientific Corp.                     7,394,355                  271,816
  General Motors Corp.                        5,063,174                  270,373
  First Data Corp.                            6,578,851                  270,325
  Kimberly-Clark Corp.                        4,553,537                  269,069
* Yahoo! Inc.                                 5,935,297                  268,097
  Ford Motor Co.                             16,532,954                  264,527
  Clear Channel
    Communications, Inc.                      5,558,310                  260,296
  Caterpillar, Inc.                           3,134,449                  260,222
  Honeywell International Inc.                7,783,692                  260,209
  Emerson Electric Co.                        3,799,560                  246,022
  Colgate-Palmolive Co.                       4,850,971                  242,791
  Cardinal Health, Inc.                       3,909,247                  239,090
  Illinois Tool Works, Inc.                   2,782,209                  233,455
  The Bank of New York Co., Inc.              6,985,012                  231,344
  Metropolitan Life Insurance Co.             6,863,838                  231,105
  Schering-Plough Corp.                      13,267,969                  230,730
  Marsh & McLennan Cos., Inc.                 4,787,807                  229,288
  Carnival Corp.                              5,687,744                  225,974
  Gannett Co., Inc.                           2,447,574                  218,226
  Sysco Corp.                                 5,843,477                  217,553
  Automatic Data Processing, Inc.             5,367,468                  212,605
  Lockheed Martin Corp.                       4,071,225                  209,261
* Forest Laboratories, Inc.                   3,301,563                  204,037
  Prudential Financial, Inc.                  4,880,482                  203,858
* Cendant Corp.                               9,148,867                  203,745
  Southern Co.                                6,611,460                  199,997
  Exelon Corp.                                2,952,922                  195,956
* AT&T Wireless Services Inc.                24,510,621                  195,840
  HCA Inc.                                    4,474,259                  192,214
  BB&T Corp.                                  4,935,671                  190,714
  Newmont Mining Corp.
    Holding Co.                               3,901,458                  189,650
  Lehman Brothers Holdings, Inc.              2,450,702                  189,243
  The Gap, Inc.                               8,086,279                  187,683
  International Paper Co.                     4,338,496                  187,033
  Dominion Resources, Inc.                    2,929,393                  186,983
  National City Corp.                         5,489,281                  186,306
  FedEx Corp.                                 2,693,536                  181,814
  SunTrust Banks, Inc.                        2,540,993                  181,681
  Guidant Corp.                               2,808,264                  169,057
  Baxter International, Inc.                  5,508,332                  168,114
  Duke Energy Corp.                           8,190,947                  167,505
  AFLAC Inc.                                  4,628,587                  167,462
  Progressive Corp. of Ohio                   1,949,580                  162,965
  NIKE, Inc. Class B                          2,368,519                  162,149
  General Dynamics Corp.                      1,784,756                  161,324
  Union Pacific Corp.                         2,303,192                  160,026
  Northrop Grumman Corp.                      1,652,929                  158,020
  State Street Corp.                          3,016,493                  157,099
  Waste Management, Inc.                      5,257,087                  155,610
  Sara Lee Corp.                              7,133,054                  154,859
  Travelers Property
    Casualty Corp. Class B                    9,069,254                  153,905
* Zimmer Holdings, Inc.                       2,182,635                  153,658
* Costco Wholesale Corp.                      4,131,540                  153,611
  SLM Corp.                                   4,068,973                  153,319
  Stryker Corp.                               1,800,556                  153,065
  General Mills, Inc.                         3,369,967                  152,660
  Best Buy Co., Inc.                          2,921,021                  152,594
  Analog Devices, Inc.                        3,316,807                  151,412
  The Hartford Financial
    Services Group Inc.                       2,553,397                  150,727
  Omnicom Group Inc.                          1,714,911                  149,763
  Maxim Integrated Products, Inc.             2,965,862                  147,700
  Occidental Petroleum Corp.                  3,476,045                  146,828
  Tribune Co.                                 2,818,352                  145,427
  Charles Schwab Corp.                       12,244,319                  144,973
  AT&T Corp.                                  7,129,230                  144,723
  Avon Products, Inc.                         2,134,658                  144,068
* Veritas Software Corp.                      3,859,234                  143,409
  Computer Associates
    International, Inc.                       5,226,654                  142,897
  Golden West Financial Corp.                 1,371,294                  141,504
  Deere & Co.                                 2,166,298                  140,918

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                   SHARES                    (000)
--------------------------------------------------------------------------------
  Kellogg Co.                                 3,683,801                $ 140,279
* Kohl's Corp.                                3,068,895                  137,916
  PNC Financial Services Group                2,502,553                  136,965
  Sprint Corp.                                8,159,015                  133,971
* WellPoint Health
    Networks Inc. Class A                     1,371,252                  132,998
* Sun Microsystems, Inc.                     29,485,563                  132,390
  ALLTEL Corp.                                2,816,781                  131,206
  Harley-Davidson, Inc.                       2,734,637                  129,977
  CVS Corp.                                   3,564,735                  128,758
* Electronic Arts Inc.                        2,688,617                  128,462
  ConAgra Foods, Inc.                         4,846,350                  127,895
  Capital One Financial Corp.                 2,083,984                  127,727
  Danaher Corp.                               1,386,045                  127,170
  Weyerhaeuser Co.                            1,984,070                  126,980
  Paychex, Inc.                               3,403,183                  126,598
  Countrywide Financial Corp.                 1,662,708                  126,116
* Agilent Technologies, Inc.                  4,292,005                  125,498
* Corning, Inc.                              12,008,085                  125,244
  Mellon Financial Corp.                      3,885,182                  124,753
* The Kroger Co.                              6,725,285                  124,485
* Staples, Inc.                               4,468,583                  121,992
  The McGraw-Hill Cos., Inc.                  1,729,413                  120,921
  Devon Energy Corp.                          2,099,107                  120,195
* Xilinx, Inc.                                3,090,029                  119,708
  Linear Technology Corp.                     2,819,901                  118,633
  Apache Corp.                                1,462,634                  118,620
  Entergy Corp.                               2,065,307                  117,991
  Franklin Resources Corp.                    2,265,424                  117,938
* Starbucks Corp.                             3,530,089                  116,705
* Bed Bath & Beyond, Inc.                     2,672,819                  115,867
  H.J. Heinz Co.                              3,176,040                  115,703
* Univision Communications Inc.               2,910,950                  115,536
  Anadarko Petroleum Corp.                    2,264,655                  115,520
  The Chubb Corp.                             1,694,920                  115,424
  Southwest Airlines Co.                      7,105,413                  114,681
  Masco Corp.                                 4,180,570                  114,589
  Wm. Wrigley Jr. Co.                         2,028,607                  114,028
  Raytheon Co.                                3,756,628                  112,849
  Praxair, Inc.                               2,935,181                  112,124
  International Game Technology               3,124,970                  111,561
  KeyCorp                                     3,783,307                  110,927
  American Electric Power Co., Inc.           3,567,149                  108,834
* Biogen Idec Inc                             2,958,380                  108,809
  FPL Group, Inc.                             1,661,167                  108,674
  Air Products & Chemicals, Inc.              2,052,420                  108,429
  Burlington Northern
    Santa Fe Corp.                            3,350,399                  108,385
* Apollo Group, Inc. Class A                  1,592,701                  108,304
* Lucent Technologies, Inc.                  37,848,693                  107,490
  Electronic Data Systems Corp.               4,338,052                  106,456
  Ingersoll-Rand Co.                          1,565,721                  106,281
  FirstEnergy Corp.                           2,976,931                  104,788
  ACE Ltd.                                    2,520,316                  104,391
  Sears, Roebuck & Co.                        2,292,272                  104,275
* PG&E Corp.                                  3,743,776                  103,965
  Equity Office Properties
    Trust REIT                                3,610,214                  103,433
* KLA-Tencor Corp.                            1,758,397                  103,165
  Halliburton Co.                             3,956,052                  102,857
  TJX Cos., Inc.                              4,551,687                  100,365
  Progress Energy, Inc.                       2,213,148                  100,167
* Genzyme Corp.-General Division              2,022,737                   99,802
  Burlington Resources, Inc.                  1,793,927                   99,348
  Campbell Soup Co.                           3,705,851                   99,317
* Xerox Corp.                                 7,151,164                   98,686
  PPG Industries, Inc.                        1,534,589                   98,244
  SouthTrust Corp.                            2,996,569                   98,078
  John Hancock Financial
    Services, Inc.                            2,611,493                   97,931
  Baker Hughes, Inc.                          3,023,985                   97,251
* Chiron Corp.                                1,695,255                   96,613
  Marriott International, Inc.
    Class A                                   2,088,295                   96,479
  The Principal Financial
    Group, Inc.                               2,916,763                   96,457
* Symantec Corp.                              2,780,396                   96,341
  XL Capital Ltd. Class A                     1,239,752                   96,143
* St. Jude Medical, Inc.                      1,558,106                   95,590
* Intuit, Inc.                                1,792,654                   94,849
  Johnson Controls, Inc.                        815,693                   94,718
  Becton, Dickinson & Co.                     2,293,335                   94,348
  Fortune Brands, Inc.                        1,317,407                   94,181
* Anthem, Inc.                                1,248,835                   93,663
* Broadcom Corp.                              2,733,642                   93,190
  Aetna Inc.                                  1,377,855                   93,115
  Public Service Enterprise
    Group, Inc.                               2,122,755                   92,977
  Marathon Oil Corp.                          2,801,920                   92,716
  The Clorox Co.                              1,905,814                   92,546
  Northern Trust Corp.                        1,989,894                   92,371
* Yum! Brands, Inc.                           2,656,565                   91,386
* Lexmark International, Inc.                 1,160,315                   91,247
  Allergan, Inc.                              1,178,097                   90,490
  Hershey Foods Corp.                         1,175,175                   90,477
  Coca-Cola Enterprises, Inc.                 4,106,317                   89,805
  PACCAR, Inc.                                1,053,832                   89,702
  H & R Block, Inc.                           1,610,092                   89,151
  Archer-Daniels-Midland Co.                  5,837,324                   88,844
  Comerica, Inc.                              1,583,725                   88,784
  Consolidated Edison Inc.                    2,036,205                   87,577

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                   SHARES                    (000)
--------------------------------------------------------------------------------
* Safeway, Inc.                               3,992,679          $        87,480
  Unocal Corp.                                2,338,645                   86,132
  Rohm & Haas Co.                             2,010,933                   85,887
  Pitney Bowes, Inc.                          2,109,092                   85,671
  McKesson Corp.                              2,630,689                   84,603
  Limited Brands, Inc.                        4,664,197                   84,095
  Biomet, Inc.                                2,309,090                   84,074
  Norfolk Southern Corp.                      3,525,995                   83,390
  Adobe Systems, Inc.                         2,113,503                   83,061
* Medco Health Solutions, Inc.                2,441,280                   82,979
  Loews Corp.                                 1,674,883                   82,823
  St. Paul Cos., Inc.                         2,060,616                   81,703
  Moody's Corp.                               1,343,880                   81,372
  Simon Property Group, Inc. REIT             1,727,790                   80,066
  Synovus Financial Corp.                     2,725,376                   78,818
  Marshall & Ilsley Corp.                     2,045,150                   78,227
  AmSouth Bancorp                             3,170,699                   77,682
* Altera Corp.                                3,420,700                   77,650
  Cintas Corp.                                1,542,362                   77,319
* PeopleSoft, Inc.                            3,384,735                   77,172
  MBIA, Inc.                                  1,301,710                   77,100
  Federated Department
    Stores, Inc.                              1,632,906                   76,959
  May Department Stores Co.                   2,606,425                   75,769
  Albertson's, Inc.                           3,313,955                   75,061
* Computer Sciences Corp.                     1,691,767                   74,827
  Mattel, Inc.                                3,882,669                   74,819
  Regions Financial Corp.                     2,006,902                   74,657
* Micron Technology, Inc.                     5,512,195                   74,249
  Eaton Corp.                                   686,409                   74,118
  Equity Residential REIT                     2,486,776                   73,385
  CIGNA Corp.                                 1,268,903                   72,962
  Dover Corp.                                 1,829,152                   72,709
* SunGard Data Systems, Inc.                  2,593,523                   71,867
  Bear Stearns Co., Inc.                        885,404                   70,788
  Georgia Pacific Group                       2,295,281                   70,396
  Textron, Inc.                               1,228,550                   70,101
  PPL Corp.                                   1,601,636                   70,072
* Apple Computer, Inc.                        3,274,077                   69,967
  Charter One Financial, Inc.                 2,010,848                   69,475
  CSX Corp.                                   1,933,076                   69,475
  TXU Corp.                                   2,925,356                   69,389
* Transocean Inc.                             2,889,306                   69,372
* Fiserv, Inc.                                1,750,561                   69,165
* Qwest Communications
    International Inc.                       15,964,301                   68,966
* Quest Diagnostics, Inc.                       939,650                   68,698
* AutoZone Inc.                                 801,700                   68,313
  Monsanto Co.                                2,366,434                   68,106
  Aon Corp.                                   2,832,577                   67,812
  Freeport-McMoRan Copper &
    Gold, Inc. Class B                        1,609,319                   67,801
  Ameren Corp.                                1,466,833                   67,474
* Tenet Healthcare Corp.                      4,198,029                   67,378
  Ambac Financial Group, Inc.                   965,153                   66,972
  Eastman Kodak Co.                           2,588,382                   66,444
* American Standard Cos., Inc.                  657,637                   66,224
* National Semiconductor Corp.                1,673,645                   65,958
  Kinder Morgan, Inc.                         1,113,093                   65,784
  Starwood Hotels & Resorts
    Worldwide, Inc.                           1,825,855                   65,676
  Lincoln National Corp.                      1,607,630                   64,900
  J.C. Penney Co., Inc.
    (Holding Co.)                             2,466,074                   64,808
* Edison International                        2,942,843                   64,537
  Jefferson-Pilot Corp.                       1,274,133                   64,535
  New York Times Co. Class A                  1,346,012                   64,326
* Network Appliance, Inc.                     3,116,456                   63,981
  Dollar General Corp.                        3,044,042                   63,894
  Parker Hannifin Corp.                       1,071,045                   63,727
  Ecolab, Inc.                                2,327,231                   63,696
  Cinergy Corp.                               1,608,449                   62,424
* Concord EFS, Inc.                           4,201,215                   62,346
* Siebel Systems, Inc.                        4,476,738                   62,092
  ITT Industries, Inc.                          832,427                   61,774
* Phelps Dodge Corp.                            807,039                   61,408
  Sempra Energy                               2,042,502                   61,398
  Xcel Energy, Inc.                           3,602,385                   61,168
  Cincinnati Financial Corp.                  1,449,138                   60,690
  Centex Corp.                                  561,510                   60,447
  Rockwell Automation, Inc.                   1,684,018                   59,951
  DTE Energy Co.                              1,520,176                   59,895
  Tiffany & Co.                               1,324,548                   59,870
  Molex, Inc.                                 1,715,422                   59,851
  Constellation Energy Group, Inc.            1,510,955                   59,169
* Sanmina-SCI Corp.                           4,670,619                   58,897
  Hilton Hotels Corp.                         3,425,269                   58,675
* Interpublic Group of Cos., Inc.             3,739,864                   58,342
* Novellus Systems, Inc.                      1,376,025                   57,862
  The Pepsi Bottling Group, Inc.              2,373,666                   57,395
* MedImmune Inc.                              2,235,982                   56,794
  AmerisourceBergen Corp.                     1,010,802                   56,757
* Comcast Corp. Special Class A               1,814,271                   56,750
  Newell Rubbermaid, Inc.                     2,478,604                   56,438
  Avery Dennison Corp.                          997,871                   55,901
  Family Dollar Stores, Inc.                  1,557,485                   55,883
  Knight Ridder                                 721,711                   55,839
  North Fork Bancorp, Inc.                    1,371,105                   55,489
* Nabors Industries, Inc.                     1,324,190                   54,954
  MeadWestvaco Corp.                          1,811,778                   53,900

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                   SHARES                    (000)
--------------------------------------------------------------------------------
  IMS Health, Inc.                            2,163,087          $        53,774
  Union Planters Corp.                        1,703,334                   53,638
  UST, Inc.                                   1,498,137                   53,469
  T. Rowe Price Group Inc.                    1,123,048                   53,244
* AES Corp.                                   5,624,777                   53,098
  KeySpan Corp.                               1,436,836                   52,876
* Sprint Corp. (PCS Group)                    9,350,035                   52,547
  Pulte Homes, Inc.                             559,684                   52,398
  Genuine Parts Co.                           1,571,575                   52,176
  ProLogis REIT                               1,622,655                   52,071
  Health Management
    Associates Inc. Class A                   2,166,361                   51,993
  NiSource, Inc.                              2,367,517                   51,943
  Delphi Corp.                                5,061,367                   51,677
* BJ Services Co.                             1,429,866                   51,332
  Brown-Forman Corp. Class B                    548,212                   51,230
* Jabil Circuit, Inc.                         1,803,060                   51,027
  MGIC Investment Corp.                         887,890                   50,556
  Plum Creek Timber Co. Inc. REIT             1,650,339                   50,253
  First Tennessee National Corp.              1,133,773                   49,999
  Zions Bancorp                                 810,374                   49,700
  Harrah's Entertainment, Inc.                  996,239                   49,583
  Cooper Industries, Inc. Class A               842,947                   48,832
  SAFECO Corp.                                1,249,588                   48,646
* Avaya Inc.                                  3,757,784                   48,626
  Rockwell Collins, Inc.                      1,596,297                   47,937
  EOG Resources, Inc.                         1,037,886                   47,919
* JDS Uniphase Corp.                         12,940,429                   47,233
* Office Depot, Inc.                          2,823,990                   47,189
* Express Scripts Inc.                          708,331                   47,054
* Advanced Micro Devices, Inc.                3,147,625                   46,900
  Torchmark Corp.                             1,020,601                   46,478
  Huntington Bancshares Inc.                  2,064,142                   46,443
  Williams Cos., Inc.                         4,673,137                   45,890
  Sherwin-Williams Co.                        1,315,625                   45,705
  Whirlpool Corp.                               628,250                   45,642
* AutoNation, Inc.                            2,480,682                   45,570
  RadioShack Corp.                            1,479,963                   45,405
  El Paso Corp.                               5,492,131                   44,981
* Watson Pharmaceuticals, Inc.                  973,572                   44,784
* Solectron Corp.                             7,552,440                   44,635
  R.J. Reynolds Tobacco
    Holdings, Inc.                              763,230                   44,382
* Unisys Corp.                                2,983,602                   44,306
* Teradyne, Inc.                              1,727,771                   43,972
* QLogic Corp.                                  851,909                   43,959
  American Power
    Conversion Corp.                          1,792,914                   43,837
  Vulcan Materials Co.                          917,176                   43,630
* Noble Corp.                                 1,206,542                   43,170
  Amerada Hess Corp.                            810,604                   43,100
  Nordstrom, Inc.                             1,241,053                   42,568
  CenturyTel, Inc.                            1,300,544                   42,424
  Kerr-McGee Corp.                              909,535                   42,284
  VF Corp.                                      974,568                   42,140
  UnumProvident Corp.                         2,669,977                   42,106
* Sealed Air Corp.                              766,418                   41,494
  Wendy's International, Inc.                 1,027,563                   40,322
  Jones Apparel Group, Inc.                   1,140,035                   40,163
* Mercury Interactive Corp.                     813,064                   39,547
  Nucor Corp.                                   706,080                   39,540
  W.W. Grainger, Inc.                           823,223                   39,012
  Applera Corp.-Applied
    Biosystems Group                          1,875,980                   38,851
* BMC Software, Inc.                          2,040,335                   38,052
  C.R. Bard, Inc.                               467,685                   37,999
  McCormick & Co., Inc.                       1,251,887                   37,682
  Leggett & Platt, Inc.                       1,733,155                   37,488
  Scientific-Atlanta, Inc.                    1,369,459                   37,386
* Thermo Electron Corp.                       1,468,394                   37,004
  Dow Jones & Co., Inc.                         735,681                   36,674
* Waters Corp.                                1,095,002                   36,310
* Allied Waste Industries, Inc.               2,615,698                   36,306
* Robert Half International, Inc.             1,544,166                   36,041
  Sigma-Aldrich Corp.                           625,197                   35,749
  Janus Capital Group Inc.                    2,173,571                   35,668
  Sunoco, Inc.                                  696,657                   35,634
* Novell, Inc.                                3,374,142                   35,496
  Symbol Technologies, Inc.                   2,079,354                   35,120
  Liz Claiborne, Inc.                           984,202                   34,900
  Black & Decker Corp.                          701,067                   34,577
  SuperValu Inc.                              1,209,294                   34,574
* NVIDIA Corp.                                1,464,753                   34,056
  Engelhard Corp.                             1,131,413                   33,886
* Pactiv Corp.                                1,417,717                   33,883
  Hasbro, Inc.                                1,575,919                   33,536
  Alberto-Culver Co. Class B                    530,024                   33,434
* Humana Inc.                                 1,455,179                   33,251
* King Pharmaceuticals, Inc.                  2,174,670                   33,185
* NCR Corp.                                     853,878                   33,130
  Pinnacle West Capital Corp.                   823,154                   32,943
  United States Steel Corp.                     931,162                   32,609
* Citizens Communications Co.                 2,565,142                   31,859
* Tellabs, Inc.                               3,762,676                   31,719
  Goodrich Corp.                              1,060,615                   31,490
* Citrix Systems, Inc.                        1,483,921                   31,474
* PMC Sierra Inc.                             1,560,518                   31,444
  Darden Restaurants Inc.                     1,486,835                   31,283
  R.R. Donnelley & Sons Co.                   1,024,726                   30,895
  Equifax, Inc.                               1,254,202                   30,728
  Temple-Inland Inc.                            489,461                   30,675
* Comverse Technology, Inc.                   1,741,653                   30,636

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                   SHARES                    (000)
--------------------------------------------------------------------------------
* Providian Financial Corp.                   2,617,393          $        30,466
* LSI Logic Corp.                             3,418,398                   30,321
  KB HOME                                       417,943                   30,309
  Ball Corp.                                    508,797                   30,309
  Pall Corp.                                  1,127,070                   30,239
* Navistar International Corp.                  619,580                   29,672
  International Flavors &
    Fragrances, Inc.                            844,590                   29,493
  Fluor Corp.                                   739,881                   29,329
  Apartment Investment &
    Management Co. Class A REIT                 849,694                   29,314
  Federated Investors, Inc.                     979,996                   28,773
* CIENA Corp.                                 4,272,834                   28,372
  Sabre Holdings Corp.                        1,293,839                   27,934
  Manor Care, Inc.                              803,920                   27,791
  The Stanley Works                             730,862                   27,678
  Eastman Chemical Co.                          697,730                   27,581
  Ashland, Inc.                                 618,703                   27,260
  CenterPoint Energy Inc.                     2,760,301                   26,747
  Brunswick Corp.                               825,421                   26,273
  Boise Cascade Corp.                           779,759                   25,623
  Autodesk, Inc.                              1,008,177                   24,781
  Dana Corp.                                  1,340,237                   24,593
  Bausch & Lomb, Inc.                           472,783                   24,537
  TECO Energy, Inc.                           1,693,798                   24,408
* Toys R Us, Inc.                             1,925,243                   24,335
  Tektronix, Inc.                               765,529                   24,191
  Bemis Co., Inc.                               479,043                   23,952
* Convergys Corp.                             1,290,064                   22,524
* Monster Worldwide Inc.                      1,017,008                   22,333
  Meredith Corp.                                452,484                   22,086
* ADC Telecommunications, Inc.                7,258,354                   21,557
  Reebok International Ltd.                     532,861                   20,952
* Compuware Corp.                             3,463,686                   20,921
  Ryder System, Inc.                            578,398                   19,752
  Maytag Corp.                                  708,181                   19,723
* Rowan Cos., Inc.                              848,302                   19,655
  PerkinElmer, Inc.                           1,143,998                   19,528
  Circuit City Stores, Inc.                   1,889,006                   19,136
* Millipore Corp.                               440,204                   18,951
  Deluxe Corp.                                  455,699                   18,834
  Cummins Inc.                                  381,483                   18,670
  Adolph Coors Co. Class B                      328,306                   18,418
* Calpine Corp.                               3,725,767                   17,921
* Louisiana-Pacific Corp.                       954,976                   17,075
  Snap-On Inc.                                  525,492                   16,942
* Applied Micro Circuits Corp.                2,765,445                   16,537
  Crane Co.                                     535,924                   16,474
* Andrew Corp.                                1,385,608                   15,948
* Big Lots Inc.                               1,054,235                   14,981
* Allegheny Energy, Inc.                      1,148,089                   14,650
* Dynegy, Inc.                                3,395,357                   14,532
  Cooper Tire & Rubber Co.                      665,996                   14,239
  Worthington Industries, Inc.                  776,460                   14,000
  Peoples Energy Corp.                          331,954                   13,955
  NICOR Inc.                                    397,196                   13,520
* Gateway, Inc.                               2,925,514                   13,457
  Delta Air Lines, Inc.                       1,113,429                   13,150
* American Greetings Corp.
    Class A                                     598,761                   13,095
  Winn-Dixie Stores, Inc.                     1,277,178                   12,708
* The Goodyear Tire & Rubber Co.              1,581,135                   12,428
  Great Lakes Chemical Corp.                    456,467                   12,411
* CMS Energy Corp.                            1,454,881                   12,395
  Dillard's Inc.                                750,775                   12,358
  Visteon Corp.                               1,179,045                   12,274
* Hercules, Inc.                              1,000,316                   12,204
  Thomas & Betts Corp.                          528,012                   12,086
  Allegheny Technologies Inc.                   729,372                    9,642
* Parametric Technology Corp.                 2,405,431                    9,477
  Tupperware Corp.                              528,163                    9,158
* Power-One, Inc.                               750,975                    8,133
  Viacom Inc. Class A                           143,386                    6,348
  Molex, Inc. Class A                             4,051                      119
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $71,914,380)                           $    92,858,729
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                   SHARES                    (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.9%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2)   1.05%, 1/20/2004                         $ 10,700                  10,694
(2)   1.05%, 1/30/2004                           15,000                  14,988
(2)   1.05%, 1/7/2004                            10,000                   9,999
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  0.99%, 1/2/2004                               596,853                 596,853
  0.99%, 1/2/2004--Note E                       192,999                 192,999
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $825,532)                 $      825,533
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%) (Cost $72,739,912)                    $   93,684,262
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    858,822
Liabilities--Note E                                                  (1,102,871)
                                                                 ---------------
                                                                       (244,049)
                                                                 ---------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                $   93,440,213
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2) Security has been segregated as initial margin for open futures contracts. REIT-Real Estate Investment Trust.

--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                  $   76,953,742
Overdistributed Net Investment Income                                  (104,622)
Accumulated Net Realized Losses                                      (4,381,485)
Unrealized Appreciation
  Investment Securities                                              20,944,350
  Futures Contracts                                                      28,228
--------------------------------------------------------------------------------
    NET ASSETS                                                   $   93,440,213
================================================================================
Investor Shares--Net Assets
Applicable to 733,805,254 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                    $   75,342,454
--------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE-- INVESTOR SHARES                  $       102.67
================================================================================
Admiral Shares--Net Assets
Applicable to 176,262,344 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                    $   18,097,759
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                       $       102.68
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                                  500 INDEX FUND
                                                    YEAR ENDED DECEMBER 31, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                         $ 1,395,598
  Interest                                                                7,365
  Security Lending                                                          758
--------------------------------------------------------------------------------
Total Income                                                          1,403,721
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
 Investment Advisory Services                                               153
 Management and Administrative
  Investor Shares                                                       103,288
  Admiral Shares                                                         14,924
 Marketing and Distribution
  Investor Shares                                                         8,639
  Admiral Shares                                                          1,718
Custodian Fees                                                              531
Auditing Fees                                                                17
Shareholders' Reports
  Investor Shares                                                         2,064
  Admiral Shares                                                             41
Trustees' Fees and Expenses                                                  96
--------------------------------------------------------------------------------
  Total Expenses                                                        131,471
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,272,250
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                            309,757
  Futures Contracts                                                     116,333
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                426,090
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                              18,523,862
  Futures Contracts 38,436
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     18,562,298
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $   20,260,638
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.


--------------------------------------------------------------------------------
                                                              500 INDEX FUND
                                                       -------------------------
                                                        YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                          2003             2002
                                                         (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                              $1,272,250       $1,106,685
 Realized Net Gain (Loss)                              426,090       (2,516,358)
 Change in Unrealized Appreciation (Depreciation)   18,562,298      (18,331,701)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                      20,260,638      (19,741,374)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
   Investor Shares                                  (1,029,145)        (940,961)
   Admiral Shares                                     (245,685)        (202,486)
 Realized Capital Gain
   Investor Shares                                          --               --
   Admiral Shares                                           --               --
--------------------------------------------------------------------------------
   Total Distributions                              (1,274,830)      (1,143,447)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
   Investor Shares                                   3,674,152          439,822
   Admiral Shares                                    2,634,755        1,576,643
--------------------------------------------------------------------------------
 Net Increase (Decrease) from
   Capital Share Transactions                        6,308,907        2,016,465
--------------------------------------------------------------------------------
   Total Increase (Decrease)                        25,294,715      (18,868,356)
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                68,145,498       87,013,854
--------------------------------------------------------------------------------
 End of Period                                    $ 93,440,213    $  68,145,498
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

500 INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2003          2002     2001     2000       1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 81.15       $105.89  $121.86  $135.33   $113.95
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                        1.44          1.32    1.260     1.29     1.370
 Net Realized and Unrealized Gain (Loss)
   on Investments                                            21.51        (24.70) (15.955)  (13.46)   22.415
-------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                          22.95        (23.38) (14.695)  (12.17)   23.785
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                        (1.43)        (1.36)  (1.275)   (1.30)   (1.410)
 Distributions from Realized Capital Gains                      --            --       --       --     (.995)
-------------------------------------------------------------------------------------------------------------
   Total Distributions                                       (1.43)        (1.36)  (1.275)   (1.30)   (2.405)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                             $102.67       $ 81.15  $105.89  $121.86   $135.33
=============================================================================================================

TOTAL RETURN*                                               28.50%       -22.15%  -12.02%   -9.06%    21.07%
=============================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                      $75,342       $56,224  $73,151  $88,240  $104,652
 Ratio of Total Expenses to Average Net Assets               0.18%         0.18%    0.18%    0.18%     0.18%
 Ratio of Net Investment Income to Average Net Assets        1.61%         1.43%    1.14%    0.98%     1.13%
 Portfolio Turnover Rate**                                      2%            7%       4%       9%        6%
=============================================================================================================
*    Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.  **Portfolio  turnover rates  excluding  in-kind redemptions were 1%, 6%, 3%, 7%, and 3%, respectively.

500 INDEX FUND ADMIRAL SHARES
------------------------------------------------------------------------------------------
                                                         YEAR ENDED
                                                        DECEMBER 31,          NOV. 13* TO
                                                   -----------------------       DEC. 31,
 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD    2003      2002     2001           2000
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 81.15   $105.89  $121.87        $124.88
------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                            1.507     1.374    1.313           .179
 Net Realized and Unrealized Gain (Loss)
   on Investments                                21.510   (24.700) (15.955)        (2.808)
------------------------------------------------------------------------------------------
   Total from Investment Operations              23.017   (23.326) (14.642)        (2.629)
------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            (1.487)   (1.414)  (1.338)         (.381)
 Distributions from Realized Capital Gains           --        --       --             --
------------------------------------------------------------------------------------------
   Total Distributions                           (1.487)   (1.414)  (1.338)         (.381)
------------------------------------------------------------------------------------------

Net Asset Value, End of Period                  $102.68   $ 81.15  $105.89        $121.87
==========================================================================================

Total Return                                     28.59%   -22.10%  -11.98%         -2.10%
==========================================================================================
Ratios/Supplemental Data

Net Assets, End of Period (Millions)            $18,098   $11,922  $13,863         $8,237
 Ratio of Total Expenses to Average Net Assets    0.12%     0.12%    0.12%         0.12%+
 Ratio of Net Investment Income to
   Average Net Assets                             1.67%     1.50%    1.22%          1.03+
 Portfolio Turnover Rate**                           2%        7%       4%             9%
==========================================================================================
*    Inception.
**   Portfolio turnover rates excluding in-kind redemptions were 1%, 6%, 3%, and
     7%,  respectively.  YAnnualized.  see  accompanying  notes,  which  are  an integral part of the financial statements.
+Annualized.



SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2003, the fund had contributed capital of $14,158,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 14.15% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.


C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     During the year ended December 31, 2003, the fund realized $521,303,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     For tax purposes, at December 31, 2003, the fund had $8,300,000 of ordinary income available for distribution. The fund had available realized losses of $4,349,644,000 to offset future net capital gains of $193,358,000 through
December  31, 2008,  $890,248,000  through  December  31,  2009,  $3,087,963,000 through December 31, 2010, $176,196,000 through December 31, 2011, and $1,879,000 through December 31, 2012.

     At December 31, 2003, net unrealized appreciation of investment securities for tax purposes was $20,944,350,000, consisting of unrealized gains of $29,380,473,000 on securities that had risen in value since their purchase and $8,436,123,000 in unrealized losses on securities that had fallen in value since their purchase.

     At December 31, 2003, the aggregate settlement value of open futures contracts expiring in March 2004 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                                 (000)
                                                  ------------------------------
                                                    AGGREGATE         UNREALIZED
                                     NUMBER OF     SETTLEMENT       APPRECIATION
FUTURES CONTRACTS               LONG CONTRACTS          VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 Index                            1,978       $549,192            $27,415
E-mini S&P 500 Index                       660         36,650                813
--------------------------------------------------------------------------------

     Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

D. During the year ended December 31, 2003, the fund purchased $8,200,431,000 of investment securities and sold $1,830,078,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker/dealers at December 31, 2003, was $187,977,000, for which the fund held cash collateral of $192,999,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                             YEAR ENDED AUGUST 31,
                              --------------------------------------------------
                                       2003                       2002
                              ------------------------  ------------------------
                              AMOUNT         SHARES         AMOUNT        SHARES
INDEX FUND                     (000)          (000)          (000)         (000)
--------------------------------------------------------------------------------
INVESTOR SHARES
 Issued                 $ 13,026,688        146,182   $ 13,122,035      141,376
 Issued in Lieu of Cash
   Distributions             971,109         10,563        883,934       10,271
 Redeemed                (10,323,645)      (115,745)   (13,566,147)    (149,680)
                        --------------------------------------------------------
Net Increase (Decrease)
 --Investor Shares         3,674,152         41,000        439,822        1,967
                        --------------------------------------------------------
Admiral Shares
 Issued                    4,455,070         49,744      3,955,614       42,831
 Issued in Lieu of Cash
   Distributions             207,450          2,251        171,021        1,990
 Redeemed                 (2,027,765)       (22,633)    (2,549,992)     (28,843)
                        --------------------------------------------------------
Net Increase (Decrease)
 --Admiral Shares          2,634,755         29,362      1,576,643       15,978
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA



FEBRUARY 3, 2004


--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION
 (UNAUDITED) FOR VANGUARD 500 INDEX FUND

This information for the fiscal year ended December 31, 2003, is included pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund distributed the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by the fund was provided to individual shareholders on their 2003 Form 1099-DIV.

--------------------------------------------------------------------------------

INVESTING IS FAST,  EASY, AND SECURE ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM was built for you--and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections to:

* Determine what asset allocation might best suit your needs--by taking our Investor Questionnaire.
* Find out how much to save for retirement and your children's college education-- by using our planning tools.
* Learn how to achieve your goals--by reading our PlainTalk(R) investment guides.
* Find Your Next Fund--by Using the Compare Funds, Compare Costs, and Narrow Your Fund Choices Tools.
* Look up fund price, performance history, and distribution information--in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to VANGUARD.COM to:

*    See what you own (at Vanguard and elsewhere) and how your  investments  are doing.
* Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
*    Analyze your portfolio's holdings and performance.
* Open new accounts, buy and sell shares, and exchange money between funds--securely and easily.
* Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers.

Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR

It may be an obvious point, but if you invest as much in your IRA as the law allows-- currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

MAKE IT AUTOMATIC

Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

CONSIDER COST

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS

Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit VANGUARD.COM. You can open or fund your IRA on our website and have a confirmation in your hand within minutes.

THE VANGUARD(R)FAMILY OF FUNDS
STOCK FUNDS

500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(R) Fund
Target Retirement Funds:
  Retirement Income
  Retirement 2005
  Retirement 2015
  Retirement 2025
  Retirement 2035
  Retirement 2045
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
  (California, Florida, Massachusetts,
  New Jersey, New York, Ohio,
  Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
  Funds (California, New Jersey,
  New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY
Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio



For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (118)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (118)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (118)                Chairman (JanuarySeptember 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (118)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (116)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (118)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (118)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (118)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (118)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

[VANGUARD SHIP LOGO]
THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Admiral, Consolidated View, Explorer, Morgan, LifeStrategy, PlainTalk, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2004 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q400 022004

VANGUARD(R) U.S. STOCK INDEX FUNDS

SMALL-CAPITALIZATION PORTFOLIOS

DECEMBER 31, 2003

ANNUAL REPORT

VANGUARD(R) SMALL-CAP INDEX FUND
VANGUARD(R) SMALL-CAP GROWTH INDEX FUND
VANGUARD(R) SMALL-CAP VALUE INDEX FUND

THE VANGUARD GROUP(R) LOGO

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

--------------------------------------------------------------------------------
CONTENTS

 1 letter from the chairman
 7 fund profiles
10 glossary of investment terms
11 performance summaries
14 your fund's after-tax returns
15 about your fund's expenses
16 financial statements
74 advantages of vanguard.com
--------------------------------------------------------------------------------
SUMMARY

* During 2003, Vanguard's small-cap index funds posted their best fiscal-year returns ever, with gains ranging from 37.2% to 45.9%.
* The stock market began to recover from one of the longest and deepest bear markets in modern financial history.
* As they have for the last several years, small-caps posted higher returns than the broad market.
--------------------------------------------------------------------------------


Want less clutter in your mailbox? Just register with VANGUARD.COM and opt to get fund reports online.

                                                INDEXED TO
                                                   MSCI

                                                 SMALL-CAP  INDEX FUND
                                                 SMALL-CAP  GROWTH INDEX FUND
                                                 SMALL-CAP  VALUE INDEX FUND

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

The stock market rebound that began in March turned 2003 into a remarkable year for equities, especially those from smaller companies.

The three Vanguard small-capitalization index funds turned in their best fiscal-year returns ever, with gains ranging from 37.2% to 45.9%. As the adjacent table shows, Vanguard Small-Cap Index Fund posted the best results among the three and also outpaced the average small-cap core fund. Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund lagged the returns for their respective peer groups.

[PICTURES OF JOHN J. BRENNAN]

----------------------------------------------
2003 TOTAL RETURNS           FISCAL YEAR ENDED
                                   DECEMBER 31
----------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
  Investor Shares                        45.6%
  Admiral Shares                         45.8
  Institutional Shares                   45.9
Spliced Small Cap Index*                 45.5
Average Small-Cap Core Fund**            44.2
----------------------------------------------
VANGUARD SMALL-CAP GROWTH INDEX FUND
  Investor Shares                        42.9%
  Institutional Shares                   43.1
Spliced Small Cap Growth Index+          41.9
Average Small-Cap Growth Fund**          44.4
----------------------------------------------
VANGUARD SMALL-CAP VALUE INDEX FUND
  Investor Shares                        37.2%
  Institutional Shares                   37.2
Spliced Small Cap Value Index++          35.5
Average Small-Cap Value Fund**           42.9
----------------------------------------------
* Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
**   Derived from data provided by Lipper Inc.
+S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
++S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

The three Vanguard funds met their objectives of tracking their respective indexes, though the margins between fund and index results were wider than usual. As you know, the funds switched to new target indexes on May 16 (hence the "spliced" indexes cited in this report, which incorporate returns from both the old and new benchmarks). To reduce transaction costs, the actual transition of portfolio holdings to reflect the new indexes took place over several weeks, introducing some tracking error that, in all three cases, worked in the funds' favor.

Each fund's total returns are based on the change in net asset value plus any income or capital gains distributions during the year. The table on page 6 provides details. If you hold any of the funds in a taxable account, you may wish to see page 14 for after-tax returns.

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the Fund.

INSTITUTIONAL SHARES

This class of shares also carries low expenses and is available for a minimum investment of $10 million.
--------------------------------------------------------------------------------

STOCKS LEAPED AHEAD AFTER YEARS OF DECLINE

Three straight years of stock market declines ended in a spectacular fashion in 2003. The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned 31.6% for the 12 months. The start of combat operations in Iraq in mid-March and the subsequent quick end to that phase of the engagement relieved months of anticipation and uncertainty that had cast a pall over the financial markets.

Other factors also contributed to investors' optimism: the Federal Reserve Board's cutting short-term interest rates to a 45-year low of 1.00%; a falling U.S. dollar, which aided businesses dependent on exports and profits from operations overseas; mortgage rates' hitting four-decade lows, which spurred further home-buying and freed up cash through refinancing; tax cuts and refunds to consumers who were more than willing to spend the windfall; a spike in spending by businesses to replenish inventories and equipment; and the rapid growth of the economy, which reached an annual rate of 8.2% in the third quarter.

--------------------------------------------------------------------------------
MARKET BAROMETER                                 AVERAGE ANNUAL TOTAL RETURNS
                                               PERIODS ENDED DECEMBER 31, 2003
                                         ---------------------------------------
                                               ONE         THREE           FIVE
                                              YEAR         YEARS          YEARS
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)              29.9%         -3.8%           -0.1%
Russell 2000 Index (Small-caps)              47.3           6.3             7.1
Wilshire 5000 Index (Entire market)          31.6          -2.5             0.4
MSCI All Country World Index Free
 ex USA (International)                      41.4          -1.0             1.5
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                   4.1%          7.6%            6.6%
 (Broad taxable market)
Lehman Municipal Bond Index                   5.3           6.7             5.8
Citigroup 3-Month Treasury Bill Index         1.1           2.3             3.5
================================================================================
CPI
Consumer Price Index                          1.9%          1.9%            2.4%
--------------------------------------------------------------------------------

"JUNK" REIGNED SUPREME

Investors' renewed appetite for risk was evident not just in the equity markets,
but  on  the  fixed   income   side  as  well.   Bonds   from   companies   with
below-investment-grade  credit ratings  (popularly known as

"junk" bonds) surged 29.0% during the 12 months, as measured by the Lehman Brothers High Yield Bond Index.

At the other extreme of the credit-quality spectrum, U.S. Treasury securities at first seemed poised for a fourth straight year of outstanding gains. By June, the rising price of the 10-year Treasury note drove its yield down to just above 3%--a level not seen since Dwight Eisenhower occupied the Oval Office. However, the prices of Treasuries fell subsequently, and by year-end the 10-year note's yield stood at 4.25%, up 44 basis points (0.44 percentage point) from the beginning of the year. Treasuries' total returns (which include interest income) for the full 12 months were still in positive territory, but barely so.
Mortgage-backed securities did only marginally better, while investment-grade corporate bonds--particularly those with longer maturities--posted solid returns. The Lehman Aggregate Bond Index, the benchmark for the broad U.S. investment-grade taxable bond market, earned 4.1%. Even as yields on longer-maturity bonds rose, the yield of the 3-month U.S. Treasury bill, a proxy for money market rates, finished the year at 0.92%, 27 basis points below its year-ago level.

THE FUNDS' GAINS WERE STELLAR ACROSS SECTORS

As expected, Vanguard's three small-cap index funds reflected the performance of their target benchmarks during the 12 months. But in contrast to the previous year--when even small-caps, the best-performing stocks through most of the bear market, posted double-digit negative returns--achieving the market return was a pleasant experience. We thank our shareholders for their patience and loyalty through the long stock downturn.

The impressive gains made in 2003 were almost universal across sectors within all three funds. Outside of the funds' minuscule stakes in integrated oil companies, every sector registered a double-digit return, ranging from a "low" of 17% to a high of 74%. Technology shares generally enjoyed the greatest gains, but stocks in consumer discretionary, financial services, health care, and producer durables--sectors that, in general, stand to benefit from an expanding economy--also posted remarkable returns and, in some cases, had more of an impact on overall performance because of their heavier weightings in the target indexes and therefore the funds.

THE FUNDS POSTED MORE MODEST, BUT SOLID, LONGER-TERM RETURNS

One year is a mere snapshot; a fund's performance should be gauged over the long term. The adjacent table shows the annualized returns and the final results of a hypothetical $10,000 initial investment over ten years for the Small-Cap Index Fund and its comparative measures. Also shown are figures for the Small-Cap
Growth Index Fund, the Small-Cap Value Index Fund, and their respective benchmarks since those funds' inceptions in May 1998.

----------------------------------------------------------------
TOTAL RETURNS                                      PERIODS ENDED
                                              DECEMBER 31, 2003*
----------------------------------------------------------------
                                AVERAGE           FINAL VALUE OF
                                 ANNUAL                A $10,000
                                 RETURN       INITIAL INVESTMENT
----------------------------------------------------------------
Small-Cap Index
 Fund Investor Shares             10.2%                $  26,419
Spliced Small Cap Index            9.3                    24,420
Average Small-Cap
 Core Fund                        12.5                    32,574
----------------------------------------------------------------
Small-Cap Growth Index
 Fund Investor Shares              6.0%                $  13,899
Spliced Small Cap
 Growth Index                      5.6                    13,564
Average Small-Cap
 Growth Fund                       5.4                    13,439
----------------------------------------------------------------
Small-Cap Value Index
 Fund Investor Shares              7.2%                $  14,756
Spliced Small Cap
 Value Index                       6.4                    14,161
Average Small-Cap
 Value Fund                        8.6                    15,859
----------------------------------------------------------------
* Ten years for the Small-Cap Index Fund. For the Small-Cap Growth Index and Small-Cap Value Index Funds, the returns are annualized since May 21, 1998, the funds' inception date.

All three funds slightly outpaced their respective target indexes--no mean feat, given that index funds are normally expected to lag their targets because of real-world operating costs. As mentioned earlier, part of that outperformance was a result of tracking error as we transitioned to the new indexes. But much of it was due to the skill of the funds' investment advisor, Vanguard's Quantitative Equity Group, which added value through use of proprietary tracking methodologies that took maximum advantage of the funds' low costs.

Relative to competing funds, our funds had mixed results. The Small-Cap Index Fund and Small-Cap Value Index Fund lagged the average returns for their peers, while the Small-Cap Growth Index Fund outperformed its average peer. Small-cap stocks trailed large- and mid-caps during the 1990s--a factor that dampened the Small-Cap Index Fund's return relative to actively managed small-cap funds, which often included stocks whose girth strained the definition of "small-cap."

The bear market was a dominant influence for much of our other two funds' shorter life spans. Their former target indexes exclude companies that have less than four quarters of operating profits, which meant many of the more speculative companies that suffered in the downturn were not part of the indexes. Not holding these companies had a positive impact on the relative performance of the Small-Cap Growth Index Fund. However, this factor had a negligible impact on the Small-Cap Value Index Fund's relative performance, as value funds and indexes tend to be light on speculative stocks, or at least those with very high valuations.

THE NEW INDEXES SHOULD PROVIDE MORE CONSISTENCY

As we noted earlier, Vanguard Small-Cap Index Fund posted a higher return than its growth and value siblings during 2003, which seems to contradict normal expectations that the result of a broad fund would fall between those of its growth and value counterparts. In other years, such as 2000 and 2002, a similar contradiction existed, but in reverse, with the growth and value funds outperforming the broad fund. The reason: Until recently, the three funds tracked indexes from two providers with different methods of constructing their indexes.

We have since adopted new Morgan Stanley Capital International (MSCI) indexes for most of our domestic index funds, including all three small-cap funds. What the impact will be on the funds' absolute returns going forward, no one can say. However, the new MSCI indexes should provide several benefits, with the most obvious being that the new target indexes are based on a common methodology, eliminating that contradiction between results. The changes should also reduce the overlap of certain individual stocks between indexes--a benefit for those investors who prefer to build their portfolios with funds focused on discrete market segments. In addition, MSCI's methodology should result in lower portfolio turnover in the future, potentially mitigating taxes for investors who hold the funds in nonretirement accounts. (In the past fiscal year, transition to the new indexes did significantly increase turnover. The transition did not generate net capital gains.)

Most importantly, we feel the new indexes are a better reflection of their respective market segments and should provide results more consistent with those of their mutual fund peers. The latter means that costs, rather than index methodology, will play a bigger role in the funds' relative performance. And when it comes to costs, Vanguard has an advantage: Our expense ratios are typically a fraction of the average for peer funds. (For details on the impact of costs on returns, please refer to page 15.)

2003 BROUGHT STRONG RETURNS--AND DISAPPOINTMENT

Writing about positive stock fund returns is a welcome change. The market's resurgence has made my task more pleasant--but it has in no way altered the advice that we offered to shareholders both before and during the long downturn and that we continue to offer today. In any market environment, the keys to successful long-term investing are balance, diversification, and low costs. Make these principles the foundation of your investment plan, and you'll be positioned to survive-- and ultimately thrive--come what may.

Unfortunately, 2003 also brought disappointment to many investors. The reports of late trading and market-timing at some competing investment management firms have been as disturbing to us as they no doubt have been to you. I want to close this letter with an assurance that Vanguard has policies and procedures in place to identify and deter such behavior. More important, Vanguard shareholders are served by a crew of the highest integrity, and our client-owned corporate structure aligns our day-to-day efforts with your long-term financial goals.

Thank you for investing your assets with Vanguard.

Sincerely,


/S/ JOHN J. BRENNAN
John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 15, 2004



--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE DECEMBER 31, 2002-DECEMBER 31, 2003

                                                        DISTRIBUTIONS PER SHARE
                                                       -------------------------
                             STARTING       ENDING        INCOME         CAPITAL
                          SHARE PRICE  SHARE PRICE     DIVIDENDS           GAINS
--------------------------------------------------------------------------------
Small-Cap
 Investor Shares              $ 15.66      $ 22.60       $ 0.204         $ 0.000
 Admiral Shares                 15.66        22.60         0.224           0.000
 Institutional Shares           15.66        22.61         0.234           0.000
--------------------------------------------------------------------------------
Small-Cap Growth
 Investor Shares              $  9.17      $ 13.08       $ 0.022         $ 0.000
 Institutional Shares            9.17        13.09         0.030           0.000
--------------------------------------------------------------------------------
Small-Cap Value
 Investor Shares              $  8.52      $ 11.49       $ 0.198         $ 0.000
 Institutional Shares            8.53        11.50         0.204           0.000
--------------------------------------------------------------------------------

FUND PROFILES

These Profiles provide snapshots of each funds' characteristics, compared where indicated with the fund's target index and a broad market index. Key terms are defined on page 10.


SMALL-CAP INDEX FUND
-----------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                               TARGET             BROAD
                              FUND             INDEX*           INDEX**
-----------------------------------------------------------------------
Number of Stocks             1,756              1,750             5,216
Median Market Cap            $1.2B              $1.2B            $29.3B
Price/Earnings Ratio         30.3x              30.3x             25.6x
Price/Book Ratio              2.4x               2.4x              3.1x
Yield                                            1.2%              1.5%
  Investor Shares             1.0%
  Admiral Shares              1.1%
  Institutional Shares        1.2%
Return on Equity             11.4%              11.4%             15.9%
Earnings Growth Rate          6.3%               6.2%              5.3%
Foreign Holdings              0.3%               0.3%              0.8%
Turnover Rate                 39%+                 --                --
Expense Ratio                                      --                --
  Investor Shares            0.27%
  Admiral Shares             0.18%
  Institutional Shares       0.10%
Short-Term Reserves             0%                 --                --
-----------------------------------------------------------------------


-----------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

NTL Inc.                                         0.4%
 (telecommunications)
Novell, Inc.                                     0.3
 (computer software)
United States Steel Corp.                        0.3
 (metals and mining)
PMC Sierra Inc.                                  0.3
 (electronics)
Invitrogen Corp.                                 0.3
 (biotechnology)
International Rectifier Corp.                    0.2
 (electronics)
Rite Aid Corp.                                   0.2
 (drug stores and pharmacies)
Sirius Satellite Radio, Inc.                     0.2
 (radio broadcasting and programming)
Navistar International Corp.                     0.2
 (automotive and transport)
Foundry Networks, Inc.                           0.2
 (computer hardware)
-----------------------------------------------------
Top Ten                                          2.6%
-----------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


-------------------------------------------------------------
VOLATILITY MEASURES
                                 SPLICED                BROAD
                      FUND       INDEX++   FUND       INDEX**
-------------------------------------------------------------
R-Squared             1.00          1.00   0.79          1.00
Beta                  1.00          1.00   1.06          1.00
-------------------------------------------------------------

----------------------------------
INVESTMENT FOCUS

STYLE                        BLEND
MARKET CAP                   SMALL
----------------------------------

--------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                               TARGET          BROAD
                                  FUND         INDEX*        INDEX**
--------------------------------------------------------------------
Auto & Transportation               4%             4%             3%
Consumer Discretionary             18             18             15
Consumer Staples                    2              2              7
Financial Services                 22             22             23
Health Care                        12             12             13
Integrated Oils                     0              0              3
Other Energy                        5              5              2
Materials & Processing              8              8              4
Producer Durables                   8              8              4
Technology                         14             14             15
Utilities                           6              6              6
Other                               1              1              5
--------------------------------------------------------------------


*MSCI US Small Cap 1750 Index.
**Wilshire 5000 Index.
+Includes activity related to a change in the fund's target index.
++Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

SMALL-CAP GROWTH INDEX FUND
-----------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                               TARGET             BROAD
                              FUND             INDEX*           INDEX**
-----------------------------------------------------------------------
Number of Stocks               979                975             5,216
Median Market Cap            $1.2B              $1.2B            $29.3B
Price/Earnings Ratio         57.8x              57.5x             25.6x
Price/Book Ratio              3.5x               3.5x              3.1x
Yield                                            0.2%              1.5%
 Investor Shares              0.0%
 Institutional Shares         0.2%
Return on Equity             12.2%              12.2%             15.9%
Earnings Growth Rate         12.1%              12.1%              5.3%
Foreign Holdings              0.4%               0.4%              0.8%
Turnover Rate                108%+                 --                --
Expense Ratio                                      --                --
 Investor Shares             0.27%
 Institutional Shares        0.10%
Short-Term Reserves             1%                 --                --
-----------------------------------------------------------------------


-----------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Novell, Inc.                                     0.6%
 (computer software)
PMC Sierra Inc.                                  0.5
 (electronics)
International Rectifier Corp.                    0.5
 (electronics)
Rite Aid Corp.                                   0.5
 (drug stores and pharmacies)
Sirius Satellite Radio, Inc.                     0.5
 (radio broadcasting and programming)
Foundry Networks, Inc.                           0.5
 (computer hardware)
GTECH Holdings Corp.                             0.5
 (gaming equipment and services)
Cognizant Technology Solutions Corp.             0.4
 (computer services)
Rambus Inc.                                      0.4
 (electronics)
DaVita, Inc.                                     0.4
 (health care services)
-----------------------------------------------------
Top Ten                                          4.8%
-----------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

-------------------------------------------------------------
VOLATILITY MEASURES
                                 SPLICED                BROAD
                      FUND       INDEX++   FUND       INDEX**
-------------------------------------------------------------
R-Squared             1.00          1.00   0.78          1.00
Beta                  1.01          1.00   0.97          1.00
-------------------------------------------------------------

----------------------------------
INVESTMENT FOCUS

STYLE                       GROWTH
MARKET CAP                   SMALL
----------------------------------

--------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                               TARGET          BROAD
                                  FUND         INDEX*        INDEX**
--------------------------------------------------------------------
Auto & Transportation               4%             4%             3%
Consumer Discretionary             23             23             15
Consumer Staples                    2              2              7
Financial Services                  8              8             23
Health Care                        20             20             13
Integrated Oils                     0              0              3
Other Energy                        5              5              2
Materials & Processing              3              3              4
Producer Durables                   9              9              4
Technology                         23             24             15
Utilities                           2              2              6
Other                               0              0              5
--------------------------------------------------------------------------------
Short-Term Reserves                 1%            --             --
--------------------------------------------------------------------------------


*MSCI US Small Cap Growth Index.
**Wilshire 5000 Index.
+Includes activity related to a change in the fund's target index.
++S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter. (degree) (degree) small-cap value index fund

-----------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                               TARGET             BROAD
                              FUND             INDEX*           INDEX**
-----------------------------------------------------------------------
Number of Stocks               991                988             5,216
Median Market Cap            $1.2B              $1.2B            $29.3B
Price/Earnings Ratio         20.9x              20.9x             25.6x
Price/Book Ratio              1.8x               1.8x              3.1x
Yield                                            2.1%              1.5%
 Investor Shares              2.0%
 Institutional Shares         2.1%
Return on Equity             10.9%              10.9%             15.9%
Earnings Growth Rate          2.9%               2.8%              5.3%
Foreign Holdings              0.2%               0.2%              0.8%
Turnover Rate                109%+                 --                --
Expense Ratio                                      --                --
 Investor Shares             0.27%
 Institutional Shares        0.10%
Short-Term Reserves             0%                 --                --
-----------------------------------------------------------------------

-----------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

NTL Inc.                                         0.8%
 (telecommunications)
United States Steel Corp.                        0.5
 (metals and mining)
Friedman, Billings, Ramsey Group, Inc.           0.4
 (financial services)
Precision Castparts Corp.                        0.4
 (metal fabrication)
PacifiCare Health Systems, Inc.                  0.4
 (health care services)
Alliant Energy Corp.                             0.4
 (electric utilities)
Boise Cascade Corp.                              0.4
 (paper product manufacturing)
AmeriCredit Corp.                                0.4
 (financial services)
Developers Diversified Realty Corp. REIT         0.4
 (real estate)
Mack-Cali Realty Corp. REIT                      0.4
 (real estate)
-----------------------------------------------------
Top Ten                                          4.5%
-----------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

-------------------------------------------------------------
VOLATILITY MEASURES
                                 SPLICED                BROAD
                      FUND       INDEX++   FUND       INDEX**
-------------------------------------------------------------
R-Squared             1.00          1.00   0.68          1.00
Beta                  1.01          1.00   0.93          1.00
-------------------------------------------------------------

----------------------------------
INVESTMENT FOCUS

STYLE                        VALUE
MARKET CAP                   SMALL
----------------------------------

--------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                               TARGET          BROAD
                                  FUND         INDEX*        INDEX**
--------------------------------------------------------------------
Auto & Transportation               5%             5%             3%
Consumer Discretionary             13             13             15
Consumer Staples                    2              2              7
Financial Services                 37             37             23
Health Care                         4              4             13
Integrated Oils                     0              0              3
Other Energy                        4              4              2
Materials & Processing             13             13              4
Producer Durables                   8              8              4
Technology                          4              4             15
Utilities                           9              9              6
Other                               1              1              5
--------------------------------------------------------------------

*MSCI US Small Cap Value Index.
**Wilshire 5000 Index.
+Includes activity related to a change in the fund's target index.
++S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or depositary receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


SMALL-CAP INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1993-DECEMBER 31, 2003



--------------------------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED DECEMBER 31, 2003
                                --------------------------------- FINAL VALUE OF
                                   ONE           FIVE        TEN       A $10,000
                                  YEAR          YEARS       YEARS     INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Index Fund
 Investor Shares*               45.63%          7.55%      10.20%        $26,419
Wilshire 5000 Index             31.64           0.42       10.59          27,351
Spliced Small Cap Index**       45.49           6.87        9.34          24,420
Average Small-Cap Core Fund+    44.24          11.37       12.53          32,574
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                   ONE           SINCE                A $250,000
                                  YEAR    INCEPTION++                 INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Index Fund
 Admiral Shares                 45.76%          6.69%                   $306,232
Wilshire 5000 Index             31.64          -3.19                     225,863
Spliced Small Cap Index**       45.49           6.16                     301,449
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                   ONE        FIVE         SINCE   A $10,000,000
                                  YEAR       YEARS   INCEPTION++      INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Index Fund
 Institutional Shares           45.88%       7.72%         7.26%     $15,756,787
Wilshire 5000 Index             31.64        0.42          4.99       13,711,047
Spliced Small Cap Index**       45.49        6.87          6.61       15,142,622
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-DECEMBER 31, 2003

                              SMALL-CAP                 SPLICED
                             INDEX FUND                SMALL-CAP
                          INVESTOR SHARES               INDEX**

1994                           -0.5                      -1.8
1995                           28.7                      28.4
1996                           18.1                      16.5
1997                           24.6                      22.4
1998                           -2.6                      -2.5
1999                           23.1                      21.3
2000                           -2.7                      -3.0
2001                            3.1                       2.5
2002                          -20.0                     -20.5
2003                           45.6                      45.5
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
+Derived from data provided by Lipper Inc.
++Inception dates are November 13, 2000, for the Admiral Shares and July 7, 1997, for the Institutional Shares.
NOTE: See Financial Highlights tables on pages 61 through 63 for dividend and capital gains information.

SMALL-CAP GROWTH INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1993-DECEMBER 31, 2003



--------------------------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED DECEMBER 31, 2003
                                --------------------------------- FINAL VALUE OF
                                   ONE           FIVE       SINCE      A $10,000
                                  YEAR          YEARS  INCEPTION*     INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Growth Index Fund
 Investor Shares**              42.88%          7.86%       6.04%        $13,899
Wilshire 5000 Index             31.64           0.42        1.80          11,054
Spliced Small Cap Growth
 Index+                         41.90           7.37        5.58          13,564
Average Small-Cap Growth
 Fund++                         44.36           6.95        5.41          13,439
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                   ONE          SINCE                 A $250,000
                                  YEAR    INCEPTION++                 INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Growth Index Fund
 Institutional Shares           43.08%          6.71%                $12,636,337
Wilshire 5000 Index             31.64          -3.26                   8,874,157
Spliced Small Cap Growth
 IndexY                         41.90           6.06                  12,363,228
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-DECEMBER 31, 2003

                              SMALL-CAP                 SPLICED
                         GROWTH INDEX FUND             SMALL-CAP
                          INVESTOR SHARES             GROWTH INDEX**

1998                           -4.8                      -5.0
1999                           19.8                      19.6
2000                            1.6                       0.6
2001                           -0.8                      -1.2
2002                          -15.4                     -15.4
2003                           42.9                      41.9
--------------------------------------------------------------------------------
*Inception dates are May 21, 1998, for the Investor Shares and May 24, 2000, for the Institutional Shares.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
++Derived from data provided by Lipper Inc.
NOTE: See Financial Highlights tables on pages 64 and 65 for dividend and capital gains information.

SMALL-CAP VALUE INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1993-DECEMBER 31, 2003



--------------------------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED DECEMBER 31, 2003
                                --------------------------------- FINAL VALUE OF
                                   ONE           FIVE       SINCE      A $10,000
                                  YEAR          YEARS  INCEPTION*     INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Value Index Fund
 Investor Shares**               37.19%        11.01%       7.18%        $14,756
Wilshire 5000 Index              31.64          0.42        1.80          11,054
Spliced Small Cap Value Index+   35.54         10.30        6.39          14,161
Average Small-Cap Value FundY+   42.88         13.31        8.56          15,859
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                   ONE          SINCE                 A $250,000
                                  YEAR    INCEPTION++                 INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Value Index Fund
 Institutional Shares           37.22%         13.72%                $16,869,091
Wilshire 5000 Index             31.64          -3.42                   8,680,189
Spliced Small Cap Value Index+  35.54          12.73                  16,274,915
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-DECEMBER 31, 2003

                              SMALL-CAP                SPLICED
                         VALUE INDEX FUND             SMALL-CAP
                          INVESTOR SHARES            VALUE INDEX**

1998                          -12.5                     -13.3
1999                            3.3                       3.0
2000                           21.9                      20.9
2001                           13.7                      13.1
2002                          -14.2                     -14.5
2003                           37.2                      35.5
--------------------------------------------------------------------------------
*Inception dates are May 21, 1998, for the Investor Shares and December 7, 1999, for the Institutional Shares.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.
++Derived from data provided by Lipper Inc.
NOTE: See Financial Highlights tables on pages 66 and 67 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. Qualified dividend income is for calendar year 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2003

                                            ONE YEAR     FIVE YEARS   TEN YEARS*
                                          --------------------------------------
SMALL-CAP INDEX FUND INVESTOR SHARES**
 Returns Before Taxes                         45.63%          7.55%       10.20%
 Returns After Taxes on Distributions         45.35           6.02         8.47
 Returns After Taxes on Distributions
  and Sale of Fund Shares                      29.84           5.78        8.07
--------------------------------------------------------------------------------
SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES**
 Returns Before Taxes                         42.88%          7.86%        6.04%
 Returns After Taxes on Distributions         42.85           7.47         5.68
 Returns After Taxes on Distributions
  and Sale of Fund Shares                     27.92           6.60         5.02
--------------------------------------------------------------------------------
SMALL-CAP VALUE INDEX FUND INVESTOR SHARES**
 Returns Before Taxes                         37.19%         11.01%        7.18%
 Returns After Taxes on Distributions         36.67           9.08         5.46
 Returns After Taxes on Distributions
  and Sale of Fund Shares                     24.47           8.30         5.08
--------------------------------------------------------------------------------
*For Vanguard Small-Cap Growth and Small-Cap Value Index Funds, returns are annualized since inception on May 21, 1998.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in your fund, using the funds' actual returns and operating expenses for the fiscal year ended December 31, 2003. The cost in dollars is calculated by applying the expense ratio to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratio for the funds' peer groups, which are derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                                 COST OF $10,000             FUND    PEER GROUP*
                              INVESTMENT IN FUND    EXPENSE RATIO  EXPENSE RATIO
--------------------------------------------------------------------------------
Small-Cap Index Fund
 Investor Shares                             $33            0.27%          1.58%
 Admiral Shares                               22            0.18             --
 Institutional Shares                         12            0.10             --
Small-Cap Growth Index Fund
 Investor Shares                             $33            0.27%          1.74%
 Institutional Shares                         12            0.10             --
Small-Cap Value Index Fund
 Investor Shares                             $32            0.27%          1.56%
 Institutional Shares                         12            0.10             --
--------------------------------------------------------------------------------
*For the  Small-Cap  Index  Fund,  the  Average  Small-Cap  Core  Fund;  for the
Small-Cap Growth Index Fund, the Average Small-Cap Growth Fund; for the Small-Cap Value Index Fund, the Average Small-Cap Value Fund.
The calculation assumes no shares were sold. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratios capture data through year-end 2002.


You can find more information about the funds' expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the funds' prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.7%)(1)
--------------------------------------------------------------------------------
* NTL Inc.                                     416,735          $         29,067
* Novell, Inc.                               2,010,759                    21,153
  United States Steel Corp.                    556,174                    19,477
* PMC Sierra Inc.                              917,871                    18,495
* Invitrogen Corp.                             256,936                    17,986
* International Rectifier Corp.                345,645                    17,078
* Rite Aid Corp.                             2,775,713                    16,765
* Sirius Satellite Radio, Inc.               5,193,128                    16,410
* Navistar International Corp.                 332,538                    15,925
* Foundry Networks, Inc.                       580,373                    15,879
  GTECH Holdings Corp.                         319,610                    15,817
* Cognizant Technology
    Solutions Corp.                            338,903                    15,468
  Friedman, Billings,
    Ramsey Group, Inc.                         664,604                    15,339
  Precision Castparts Corp.                    335,610                    15,240
* PacifiCare Health
    Systems, Inc.                              224,820                    15,198
  Chesapeake Energy Corp.                    1,105,513                    15,012
  Alliant Energy Corp.                         594,635                    14,806
  Autodesk, Inc.                               601,167                    14,777
* Rambus Inc.                                  474,479                    14,567
  Boise Cascade Corp.                          442,383                    14,537
* DaVita, Inc.                                 358,237                    13,971
* Avnet, Inc.                                  644,395                    13,958
* Mid Atlantic Medical
    Services, Inc.                             214,187                    13,879
* Red Hat, Inc.                                738,895                    13,869
* Atmel Corp.                                2,272,733                    13,659
* Cypress Semiconductor Corp.                  637,226                    13,611
* AmeriCredit Corp.                            841,704                    13,408
* XM Satellite Radio
    Holdings, Inc.                             507,456                    13,377
  Developers Diversified
    Realty Corp. REIT                          395,405                    13,274
  Mack-Cali Realty Corp. REIT                  312,583                    13,010
  Catellus Development Corp.                   532,962                    12,855
  The Chicago Mercantile Exchange              176,461                    12,769
  Chelsea Property Group REIT                  232,424                    12,739
  The Macerich Co. REIT                        283,001                    12,594
* Western Digital Corp.                      1,067,237                    12,583
* Arrow Electronics, Inc.                      543,222                    12,570
  Donaldson Co., Inc.                          210,194                    12,435
  United Dominion
    Realty Trust REIT                          646,500                    12,413
  Martin Marietta Materials, Inc.              263,206                    12,363
  BorgWarner, Inc.                             145,040                    12,339
* Crown Castle
    International Corp.                      1,118,483                    12,337
* American Tower Corp. Class A               1,127,118                    12,195

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
  HON Industries, Inc.                         280,282          $         12,142
* Newfield Exploration Co.                     270,310                    12,040
* ImClone Systems, Inc.                        301,028                    11,939
* Pharmaceutical Resources, Inc.               182,084                    11,863
  Great Plains Energy, Inc.                    372,727                    11,860
  Ryland Group, Inc.                           133,518                    11,834
  Applebee's International, Inc.               300,349                    11,795
* Toll Brothers, Inc.                          294,858                    11,724
  Certegy, Inc.                                356,770                    11,702
  Ryder System, Inc.                           341,826                    11,673
* Fisher Scientific
    International Inc.                         281,478                    11,645
  Sky Financial Group, Inc.                    446,234                    11,575
  Pentair, Inc.                                252,335                    11,532
* Monster Worldwide Inc.                       521,435                    11,451
* ITT Educational Services, Inc.               241,552                    11,346
* Getty Images, Inc.                           226,311                    11,345
  Webster Financial Corp.                      245,871                    11,276
  Valeant Pharmaceuticals
    International                              447,434                    11,253
  OGE Energy Corp.                             459,176                    11,107
* Reliant Resources, Inc.                    1,506,543                    11,088
* AMR Corp.                                    855,873                    11,084
  PerkinElmer, Inc.                            648,527                    11,070
  Colonial BancGroup, Inc.                     636,154                    11,018
  Philadelphia Suburban Corp.                  497,065                    10,985
* Sepracor Inc.                                456,403                    10,922
* Renal Care Group, Inc.                       264,810                    10,910
  Rayonier Inc.                                260,178                    10,800
  Cullen/Frost Bankers, Inc.                   263,162                    10,676
  Washington Federal Inc.                      375,488                    10,664
  First American Corp.                         355,443                    10,582
* Sybase, Inc.                                 510,715                    10,511
  Mills Corp. REIT                             238,616                    10,499
  Waddell & Reed Financial, Inc.               446,038                    10,464
* Polycom, Inc.                                532,693                    10,398
  HCC Insurance Holdings, Inc.                 326,146                    10,371
  Arden Realty Group, Inc. REIT                341,726                    10,368
* Neurocrine Biosciences, Inc.                 189,735                    10,347
  American Capital Strategies, Ltd.            347,661                    10,336
  Polaris Industries, Inc.                     116,659                    10,334
  Medicis Pharmaceutical Corp.                 143,797                    10,253
* Amkor Technology, Inc.                       562,127                    10,236
  National Fuel Gas Co.                        416,131                    10,170
* Education Management Corp.                   326,816                    10,144
  Snap-On Inc.                                 314,483                    10,139
  Federal Realty
    Investment Trust REIT                      263,928                    10,132
  Cabot Corp.                                  315,960                    10,060
  Carlisle Co., Inc.                           165,256                    10,057
* Edwards Lifesciences Corp.                   333,678                    10,037
  CBRL Group, Inc.                             261,976                    10,023
* O'Reilly Automotive, Inc.                    261,246                    10,021
* Barnes & Noble, Inc.                         304,625                    10,007
  Ruby Tuesday, Inc.                           349,723                     9,964
* Calpine Corp.                              2,064,051                     9,928
  Vectren Corp.                                401,896                     9,907
  American Financial
    Realty Trust REIT                          580,828                     9,903
  StanCorp Financial Group, Inc.               156,918                     9,867
* Applied Micro Circuits Corp.               1,641,720                     9,817
* Varco International, Inc.                    472,384                     9,745
  Peabody Energy Corp.                         233,063                     9,721
  Thornburg Mortgage, Inc. REIT                356,070                     9,685
* Ultra Petroleum Corp.                        392,103                     9,654
* Integrated Device
    Technology Inc.                            561,095                     9,634
  Harsco Corp.                                 219,245                     9,607
* Mettler-Toledo International Inc.            227,345                     9,596
* Louisiana-Pacific Corp.                      535,561                     9,576
  Hawaiian Electric Industries Inc.            201,723                     9,556
  Roper Industries Inc.                        193,948                     9,554
  Herman Miller, Inc.                          392,584                     9,527
* The Corp. Executive Board Co.                203,600                     9,502
* Stericycle, Inc.                             203,405                     9,499
  AGL Resources Inc.                           326,342                     9,497
* UnitedGlobalCom Inc. Class A               1,119,666                     9,495
* Amylin Pharmaceuticals, Inc.                 426,776                     9,483
* AnnTaylor Stores Corp.                       242,794                     9,469
  Ventas, Inc. REIT                            427,612                     9,407
* Gen-Probe Inc.                               257,874                     9,405
* Sonus Networks, Inc.                       1,243,891                     9,404
  Graco, Inc.                                  234,281                     9,395
  Camden Property Trust REIT                   211,804                     9,383
  IKON Office Solutions, Inc.                  788,495                     9,352
  Annaly Mortgage
    Management Inc. REIT                       506,964                     9,328
  Health Care Inc. REIT                        258,893                     9,320
* Advanced Fibre
    Communications, Inc.                       461,724                     9,304
  Pan Pacific Retail
    Properties, Inc. REIT                      194,680                     9,277
  CenterPoint
    Properties Corp. REIT                      123,205                     9,228
  Oshkosh Truck Corp.                          179,456                     9,158
* Borders Group, Inc.                          417,074                     9,142
* Martek Biosciences Corp.                     140,459                     9,126
* Avocent Corp.                                249,581                     9,115
  CNF Inc.                                     267,511                     9,069
  BancorpSouth, Inc.                           380,264                     9,020
  Lubrizol Corp.                               277,057                     9,010
  Independence Community
    Bank Corp.                                 250,221                     9,000
* Semtech Corp.                                395,579                     8,992

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
  UCBH Holdings, Inc.                          229,894          $          8,959
* Big Lots Inc.                                630,048                     8,953
* The Neiman Marcus Group, Inc.
    Class A                                    166,813                     8,953
  IndyMac Bancorp, Inc. REIT                   299,238                     8,914
  Hudson United Bancorp                        241,055                     8,906
* Covance, Inc.                                331,819                     8,893
  BRE Properties Inc.
    Class A REIT                               265,144                     8,856
* Andrx Group                                  368,264                     8,853
* Pacific Sunwear
    of California, Inc.                        418,338                     8,835
* Integrated Circuit Systems, Inc.             309,954                     8,831
  F.N.B. Corp.                                 249,058                     8,829
  Regis Corp.                                  223,304                     8,825
* Allmerica Financial Corp.                    285,439                     8,783
* Cymer, Inc.                                  189,588                     8,757
  Westamerica Bancorporation                   176,168                     8,756
  Cummins Inc.                                 178,601                     8,741
  CBL & Associates
    Properties, Inc. REIT                      154,571                     8,733
* Service Corp. International                1,619,415                     8,729
  The South Financial Group, Inc.              313,001                     8,720
* Allegheny Energy, Inc.                       682,416                     8,708
  Crescent Real Estate, Inc. REIT              507,995                     8,702
* Earthlink, Inc.                              864,557                     8,646
* Activision, Inc.                             474,868                     8,643
* BJ's Wholesale Club, Inc.                    375,812                     8,629
  Ametek, Inc.                                 178,308                     8,605
  ONEOK, Inc.                                  389,693                     8,604
* Protein Design Labs, Inc.                    479,180                     8,577
* Andrew Corp.                                 744,934                     8,574
* IDEXX Laboratories Corp.                     185,110                     8,567
  WPS Resources Corp.                          185,165                     8,560
* The Titan Corp.                              389,261                     8,490
  Patina Oil & Gas Corp.                       173,048                     8,478
  Whitney Holdings Corp.                       206,381                     8,460
  Claire's Stores, Inc.                        448,258                     8,445
* STERIS Corp.                                 373,445                     8,440
* Performance Food Group Co.                   233,328                     8,438
  Massey Energy Co.                            405,604                     8,437
* American Axle &
    Manufacturing Holdings, Inc.               208,655                     8,434
* Apria Healthcare Group Inc.                  294,903                     8,396
  Arch Coal, Inc.                              268,674                     8,375
  Furniture Brands
    International Inc.                         285,506                     8,373
  CarrAmerica Realty Corp. REIT                280,929                     8,366
* BearingPoint, Inc.                           826,689                     8,341
* Yellow Roadway Corp.                         230,180                     8,326
  Peoples Energy Corp.                         197,523                     8,304
* Human Genome Sciences, Inc.                  626,281                     8,298
  Lee Enterprises, Inc.                        189,996                     8,293
* Valassis Communications, Inc.                280,043                     8,219
  Shurgard Storage Centers, Inc.
    Class A REIT                               217,928                     8,205
* Respironics, Inc.                            181,705                     8,193
  Church & Dwight, Inc.                        206,102                     8,162
* Cytyc Corp.                                  591,040                     8,133
* Accredo Health, Inc.                         257,110                     8,127
* Ascential Software Corp.                     313,237                     8,122
* Acxiom Corp.                                 436,844                     8,112
* Varian Semiconductor
    Equipment Associates, Inc.                 185,502                     8,105
* Grant Prideco, Inc.                          621,788                     8,096
  Healthcare
    Realty Trust Inc. REIT                     226,281                     8,090
  Realty Income Corp. REIT                     202,121                     8,085
  IPC Holdings Ltd.                            207,600                     8,084
  NICOR Inc.                                   237,081                     8,070
* Crown Holdings, Inc.                         889,149                     8,056
* DeVry, Inc.                                  320,545                     8,055
* J.B. Hunt Transport
    Services, Inc.                             298,094                     8,052
* Knight Trading Group, Inc.                   549,845                     8,050
  ArvinMeritor, Inc.                           332,317                     8,015
* Charles River Laboratories, Inc.             233,401                     8,013
  Briggs & Stratton Corp.                      118,556                     7,991
  Cooper Cos., Inc.                            169,399                     7,984
  Ethan Allen Interiors, Inc.                  189,940                     7,955
* Western Wireless Corp.
    Class A                                    432,630                     7,943
* Affiliated Managers Group, Inc.              113,986                     7,931
* The MONY Group Inc.                          252,762                     7,909
  Westar Energy, Inc.                          389,181                     7,881
* Techne Corp.                                 208,599                     7,881
  York International Corp.                     214,004                     7,875
  Jefferies Group, Inc.                        238,364                     7,871
* The Yankee Candle Co., Inc.                  287,944                     7,870
  Crane Co.                                    255,773                     7,862
  Piedmont Natural Gas, Inc.                   180,830                     7,859
  Trustmark Corp.                              268,449                     7,858
* Zale Corp.                                   147,325                     7,838
* Affymetrix, Inc.                             317,813                     7,821
  Old National Bancorp                         341,902                     7,812
* Kinder Morgan
    Management, LLC                            181,729                     7,807
  Jack Henry & Associates Inc.                 378,906                     7,798
  Reader's Digest Association, Inc.            531,569                     7,793
  UGI Corp. Holding Co.                        229,715                     7,787
* AGCO Corp.                                   385,225                     7,758
  HRPT Properties Trust REIT                   766,568                     7,735
  First Midwest Bancorp, Inc.                  238,014                     7,714
* Cytec Industries, Inc.                       199,755                     7,669

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
  Standard Pacific Corp.                       157,905          $          7,666
* Varian, Inc.                                 183,247                     7,647
  Airgas, Inc.                                 355,947                     7,646
  Cooper Tire & Rubber Co.                     357,523                     7,644
* Brocade Communications
    Systems, Inc.                            1,319,425                     7,626
* OmniVision Technologies, Inc.                137,923                     7,620
* INAMED Corp.                                 158,330                     7,609
* Marvel Enterprises Inc.                      260,763                     7,591
  Reckson Associates
    Realty Corp. REIT                          312,334                     7,590
  Kennametal, Inc.                             190,608                     7,577
* Hot Topic, Inc.                              256,430                     7,553
  Helmerich & Payne, Inc.                      269,698                     7,533
  MDC Holdings, Inc.                           116,777                     7,532
* CACI International, Inc.                     154,829                     7,528
  Trizec Properties, Inc. REIT                 486,701                     7,495
  Delta Air Lines, Inc.                        631,851                     7,462
* FMC Technologies Inc.                        319,876                     7,453
  Duquesne Light Holdings, Inc.                404,706                     7,422
  Forest City Enterprise Class A               155,888                     7,406
  Raymond James Financial, Inc.                196,438                     7,406
* Hovnanian Enterprises Inc.
    Class A                                     84,901                     7,391
* Netscreen Technologies, Inc.                 298,595                     7,390
* Forest Oil Corp.                             258,433                     7,383
  AmerUs Group Co.                             210,640                     7,366
  Visteon Corp.                                704,906                     7,338
* Avid Technology, Inc.                        152,683                     7,329
* Electronics for Imaging, Inc.                281,511                     7,325
* United Stationers, Inc.                      178,652                     7,310
* Pharmaceutical Product
    Development, Inc.                          270,965                     7,308
* Nextel Partners, Inc.                        541,552                     7,284
  WGL Holdings Inc.                            261,588                     7,270
  Highwood Properties, Inc. REIT               286,134                     7,268
  Engineered Support
    Systems, Inc.                              131,706                     7,252
  First BanCorp Puerto Rico                    183,186                     7,245
* NII Holdings Inc.                             97,055                     7,243
* American Greetings Corp.
    Class A                                    330,812                     7,235
  W Holding Co., Inc.                          388,417                     7,228
  AptarGroup Inc.                              185,229                     7,224
  The Timken Co.                               359,990                     7,221
* Tetra Tech, Inc.                             290,449                     7,221
  Thomas & Betts Corp.                         315,232                     7,216
* Key Energy Services, Inc.                    699,010                     7,207
  Greater Bay Bancorp                          252,574                     7,193
* ResMed Inc.                                  173,116                     7,191
* Emmis Communications, Inc.                   265,489                     7,181
  Media General, Inc. Class A                  110,309                     7,181
  First Industrial Realty Trust REIT           212,123                     7,159
* United Defense Industries Inc.               224,557                     7,159
* Linens 'n Things, Inc.                       237,790                     7,153
* Tom Brown, Inc.                              220,996                     7,127
  Global Payments Inc.                         150,878                     7,109
  ADTRAN Inc.                                  228,742                     7,091
* Terex Corp.                                  247,064                     7,036
* Scotts Co.                                   118,887                     7,033
  Essex Property Trust, Inc. REIT              109,471                     7,030
* Cree, Inc.                                   395,000                     6,988
* Benchmark Electronics, Inc.                  200,467                     6,978
  Lancaster Colony Corp.                       154,509                     6,978
  Beazer Homes USA, Inc.                        71,417                     6,975
  East West Bancorp, Inc.                      129,825                     6,969
* Skyworks Solutions, Inc.                     798,390                     6,946
* Dade Behring Holdings Inc.                   194,303                     6,944
* Plantronics, Inc.                            212,497                     6,938
  Prentiss Properties Trust REIT               210,195                     6,934
* Hercules, Inc.                               568,057                     6,930
* Conexant Systems, Inc.                     1,393,104                     6,924
  Reinsurance Group
    of America, Inc.                           179,050                     6,920
* Dycom Industries, Inc.                       257,761                     6,913
  Joy Global Inc.                              264,220                     6,909
  SL Green Realty Corp. REIT                   168,006                     6,897
* Tommy Hilfiger Corp.                         463,893                     6,870
  International Bancshares Corp.               145,609                     6,865
* DoubleClick Inc.                             666,646                     6,813
* Pediatrix Medical Group, Inc.                123,620                     6,810
* OSI Pharmaceuticals, Inc.                    211,102                     6,800
* Arbitron Inc.                                162,455                     6,778
  Alexander & Baldwin, Inc.                    200,776                     6,764
  Imation Corp.                                191,454                     6,730
* NBTY, Inc.                                   250,512                     6,729
  Station Casinos, Inc.                        219,492                     6,723
* Take-Two Interactive
    Software, Inc.                             233,271                     6,721
* Evergreen Resources, Inc.                    206,624                     6,717
* Silicon Valley Bancshares                    185,967                     6,708
* Vitesse Semiconductor Corp.                1,142,108                     6,704
  Park National Corp.                           59,144                     6,692
  Worthington Industries, Inc.                 371,144                     6,692
  New Century Financial Corp.                  168,645                     6,690
* The Goodyear Tire & Rubber Co.               850,786                     6,687
* MGI Pharma, Inc.                             162,136                     6,672
* Cincinnati Bell Inc.                       1,316,177                     6,647
* CMS Energy Corp.                             776,952                     6,620
  Chittenden Corp.                             196,601                     6,614
* P.F. Chang's China Bistro, Inc.              129,985                     6,614
* R.H. Donnelley Corp.                         165,901                     6,609
  IDEX Corp.                                   158,826                     6,606
* CEC Entertainment Inc.                       138,817                     6,579

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
* Trimble Navigation Ltd.                      175,669          $          6,542
  Pennsylvania REIT                            179,944                     6,532
  Trinity Industries, Inc.                     211,540                     6,524
* GrafTech International Ltd.                  482,753                     6,517
* FLIR Systems, Inc.                           178,413                     6,512
* Cabot Microelectronics Corp.                 132,608                     6,498
  Washington REIT                              222,524                     6,498
  Citizens Banking Corp.                       198,155                     6,484
  Pacific Capital Bancorp                      175,794                     6,473
* Alkermes, Inc.                               479,329                     6,471
* Hyperion Solutions Corp.                     214,554                     6,467
* Kronos, Inc.                                 163,153                     6,462
* Coeur D'Alene Mines Corp.                  1,112,456                     6,430
* Sonic Corp.                                  209,888                     6,427
* Lexar Media, Inc.                            367,636                     6,408
  Minerals Technologies, Inc.                  108,040                     6,401
* United Rentals, Inc.                         332,014                     6,395
* Copart, Inc.                                 387,379                     6,392
  Energen Corp.                                155,203                     6,368
  Corn Products International, Inc.            184,518                     6,357
* The Medicines Co.                            215,748                     6,356
  Florida Rock Industries, Inc.                115,526                     6,337
  Commercial Federal Corp.                     237,119                     6,333
  MAF Bancorp, Inc.                            151,110                     6,332
  Home Properties
    of New York, Inc. REIT                     156,156                     6,307
  Great Lakes Chemical Corp.                   231,549                     6,296
  Extended Stay America, Inc.                  434,660                     6,294
  GATX Corp.                                   224,735                     6,288
* Silicon Laboratories Inc.                    145,437                     6,286
* Interdigital
    Communications Corp.                       304,493                     6,285
  The Brink's Co.                              277,856                     6,282
  United Bankshares, Inc.                      201,117                     6,275
  Strayer Education, Inc.                       57,533                     6,261
* SCP Pool Corp.                               190,508                     6,226
* Flowserve Corp.                              297,989                     6,222
* Tractor Supply Co.                           159,800                     6,215
* Scholastic Corp.                             182,420                     6,210
* Landstar System, Inc.                        163,099                     6,204
  Nationwide Health
    Properties, Inc. REIT                      316,838                     6,194
  Callaway Golf Co.                            366,757                     6,180
  IDACORP, Inc.                                205,864                     6,159
  The Pep Boys
    (Manny, Moe & Jack)                        269,175                     6,156
* Swift Transportation Co., Inc.               292,339                     6,145
  The Toro Co.                                 132,062                     6,128
  PNM Resources Inc.                           216,802                     6,092
* Dynegy, Inc.                               1,423,071                     6,091
* NPS Pharmaceuticals Inc.                     198,063                     6,088
  Southwest Bancorporation
    of Texas, Inc.                             156,229                     6,069
* Charter Communications, Inc.               1,509,129                     6,067
  Bob Evans Farms, Inc.                        186,813                     6,064
* KEMET Corp.                                  442,459                     6,057
  Atmos Energy Corp.                           248,510                     6,039
* Macromedia, Inc.                             337,610                     6,023
* IGEN International, Inc.                     102,137                     6,017
  Mentor Corp.                                 249,956                     6,014
* Sylvan Learning Systems, Inc.                208,775                     6,011
* VISX Inc.                                    258,859                     5,993
  Hughes Supply, Inc.                          120,625                     5,985
  Dillard's Inc.                               363,545                     5,984
  Cousins Properties, Inc. REIT                195,446                     5,981
* Cimarex Energy Co.                           223,843                     5,974
  Ferro Corp.                                  219,469                     5,972
* Panera Bread Co.                             150,900                     5,965
  Clarcor Inc.                                 135,026                     5,955
  Universal Corp. (VA)                         134,704                     5,950
  Alexandria Real Estate
    Equities, Inc. REIT                        102,692                     5,946
* Alliance Data Systems Corp.                  214,360                     5,933
  Blyth, Inc.                                  183,970                     5,928
  Cathay Bancorp, Inc.                         106,380                     5,923
  Cognex Corp.                                 209,423                     5,914
* Alliance Gaming Corp.                        239,642                     5,907
* Akamai Technologies, Inc.                    547,593                     5,887
  Fremont General Corp.                        347,538                     5,877
* UNOVA, Inc.                                  256,024                     5,876
* Lattice Semiconductor Corp.                  606,639                     5,872
  Kellwood Co.                                 143,059                     5,865
  IMC Global Inc.                              589,824                     5,857
* LifePoint Hospitals, Inc.                    198,700                     5,852
* FMC Corp.                                    171,215                     5,844
  Invacare Corp.                               144,553                     5,836
* Micrel, Inc.                                 373,671                     5,822
  The Phoenix Cos., Inc.                       482,976                     5,815
* Sybron Dental Specialties, Inc.              205,902                     5,786
* Waste Connections, Inc.                      153,183                     5,786
  Acuity Brands, Inc.                          223,860                     5,776
* Alleghany Corp.                               25,948                     5,773
* Continental Airlines, Inc.
    Class B                                    354,684                     5,771
* Cerner Corp.                                 152,173                     5,760
  Brandywine Realty Trust REIT                 213,157                     5,706
* Premcor, Inc.                                219,464                     5,706
* Cumulus Media Inc.                           258,964                     5,697
* La Quinta Corp. REIT                         887,742                     5,690
  Staten Island Bancorp, Inc.                  252,728                     5,686
  Olin Corp.                                   283,383                     5,685
* Parametric Technology Corp.                1,436,334                     5,659
  New Jersey Resources Corp.                   146,603                     5,646

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
* Brooks Automation, Inc.                      233,082          $          5,634
* Gateway, Inc.                              1,223,680                     5,629
* Perot Systems Corp.                          417,374                     5,626
  Community First
    Bankshares, Inc.                           193,979                     5,614
  Thor Industries, Inc.                         99,760                     5,609
* Timberland Co.                               107,500                     5,598
  Platinum Underwriters
    Holdings, Ltd.                             185,366                     5,561
  La-Z-Boy Inc.                                264,833                     5,556
  Banta Corp.                                  137,163                     5,555
  Fred's, Inc.                                 179,115                     5,549
  Downey Financial Corp.                       112,465                     5,545
* AMERIGROUP Corp.                             129,041                     5,504
  Western Gas Resources, Inc.                  116,429                     5,501
  Taubman Co. REIT                             266,184                     5,483
* Kroll Inc.                                   210,101                     5,463
* Anteon International Corp.                   151,302                     5,454
* Axcelis Technologies, Inc.                   533,592                     5,453
  Werner Enterprises, Inc.                     279,792                     5,453
* Stone Energy Corp.                           128,076                     5,437
* Applera Corp.-Celera
    Genomics Group                             390,408                     5,431
* Southern Union Co.                           294,787                     5,424
  Hollinger International, Inc.                347,247                     5,424
* Ohio Casualty Corp.                          311,928                     5,415
* Mentor Graphics Corp.                        371,256                     5,398
* Mueller Industries Inc.                      156,988                     5,394
  Skywest, Inc.                                296,338                     5,370
  Diagnostic Products Corp.                    116,375                     5,343
  Perrigo Co.                                  339,547                     5,338
* Power Integrations, Inc.                     159,462                     5,336
  Flowers Foods, Inc.                          206,762                     5,334
* Odyssey Healthcare, Inc.                     182,125                     5,329
  Albemarle Corp.                              177,791                     5,328
* FileNET Corp.                                196,670                     5,326
* Abgenix, Inc.                                427,162                     5,322
  Impac Mortgage
    Holdings, Inc. REIT                        290,932                     5,298
  Novastar Financial, Inc. REIT                123,274                     5,296
* Quiksilver, Inc.                             298,673                     5,295
  TrustCo Bank NY                              400,756                     5,270
  Colonial Properties Trust REIT               133,021                     5,268
* Telik, Inc.                                  228,594                     5,260
  Capital Automotive REIT                      163,492                     5,232
* Catalina Marketing Corp.                     259,417                     5,230
* PETCO Animal Supplies, Inc.                  170,363                     5,188
* Corrections Corp.
    of America REIT                            179,361                     5,171
  Gables Residential Trust REIT                148,545                     5,160
* Adaptec, Inc.                                583,554                     5,153
* Vicuron Pharmaceuticals Inc.                 275,975                     5,147
* MPS Group, Inc.                              550,172                     5,144
  Matthews International Corp.                 173,804                     5,143
  MSC Industrial Direct Co., Inc.
    Class A                                    186,644                     5,133
* Arch Capital Group Ltd.                      128,749                     5,132
* McDATA Corp. Class A                         537,805                     5,125
  ADVO, Inc.                                   161,349                     5,124
  Post Properties, Inc. REIT                   183,312                     5,118
  Potlatch Corp.                               147,044                     5,113
* Bio-Rad Laboratories, Inc.
    Class A                                     88,521                     5,105
  Cabot Oil & Gas Corp.                        173,482                     5,092
  Susquehanna Bancshares, Inc.                 203,535                     5,090
* VCA Antech, Inc.                             164,297                     5,090
* Tesoro Petroleum Corp.                       348,515                     5,078
* Silicon Storage Technology, Inc.             461,000                     5,071
  Provident Financial Group, Inc.              157,819                     5,042
* Macrovision Corp.                            223,187                     5,042
  USF Corp.                                    146,979                     5,025
  Provident Financial
    Services Inc.                              265,515                     5,018
  Winnebago Industries, Inc.                    72,981                     5,017
  LNR Property Corp.                           101,203                     5,011
* Gemstar-TV Guide
    International, Inc.                        991,264                     5,006
  Hilb, Rogal and Hamilton Co.                 155,973                     5,002
* FTI Consulting, Inc.                         213,749                     4,995
  Superior Industries
    International, Inc.                        114,544                     4,985
* Wynn Resorts Ltd.                            177,610                     4,975
  John Wiley & Sons Class A                    191,064                     4,973
* Beverly Enterprises, Inc.                    578,160                     4,966
  LandAmerica
    Financial Group, Inc.                       94,922                     4,961
* Scientific Games Corp.                       291,603                     4,960
* Sycamore Networks, Inc.                      946,447                     4,959
  Delta & Pine Land Co.                        195,156                     4,957
  Tupperware Corp.                             283,783                     4,921
* Payless ShoeSource, Inc.                     366,856                     4,916
* Hecla Mining Co.                             592,313                     4,910
  Black Hills Corp.                            164,495                     4,907
* Dionex Corp.                                 106,608                     4,906
* Ralcorp Holdings, Inc.                       155,919                     4,890
  Delphi Financial Group, Inc.                 135,495                     4,878
  Winn-Dixie Stores, Inc.                      490,151                     4,877
* TriQuint Semiconductor, Inc.                 687,869                     4,863
  NDCHealth Corp.                              189,543                     4,856
  Kilroy Realty Corp. REIT                     148,214                     4,854
  Reliance Steel & Aluminum Co.                145,793                     4,842
* Westport Resources Corp.                     162,060                     4,839

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
  First Niagara
    Financial Group, Inc.                      324,538          $          4,839
* Wilson Greatbatch
    Technologies, Inc.                         114,250                     4,829
* Chiquita Brands
    International, Inc.                        213,792                     4,817
* Endo Pharmaceuticals
    Holdings, Inc.                             248,930                     4,794
* AirTran Holdings, Inc.                       401,953                     4,783
* Cost Plus, Inc.                              116,473                     4,775
  Commerce Group, Inc.                         120,800                     4,772
  Brookline Bancorp, Inc.                      310,880                     4,769
* Kansas City Southern                         332,991                     4,768
* Advanced Neuromodulation
    Systems, Inc.                              103,518                     4,760
  Sensient Technologies Corp.                  239,986                     4,745
* ProAssurance Corp.                           147,356                     4,737
* Priority Healthcare Corp.
    Class B                                    196,463                     4,737
  Texas Regional Bancshares, Inc.              127,758                     4,727
* Simpson Manufacturing Co.                     92,530                     4,706
  BankAtlantic Bancorp, Inc.
    Class A                                    247,518                     4,703
* CommScope, Inc.                              287,589                     4,696
* American Eagle Outfitters, Inc.              285,688                     4,685
  Redwood Trust, Inc. REIT                      92,065                     4,682
* Cal Dive International, Inc.                 192,893                     4,651
  Select Medical Corp.                         285,200                     4,643
* Urban Outfitters, Inc.                       125,200                     4,639
  Allegheny Technologies Inc.                  350,502                     4,634
* Aspect Communications Corp.                  293,885                     4,632
* Philadelphia Consolidated
    Holding Corp.                               94,444                     4,612
* Sierra Pacific Resources                     627,488                     4,606
* Commonwealth Telephone
    Enterprises, Inc.                          121,752                     4,596
* Spinnaker Exploration Co.                    142,369                     4,594
* United Online, Inc.                          272,983                     4,583
* Southwestern Energy Co.                      191,725                     4,582
* Washington Group
    International, Inc.                        134,754                     4,578
  Bank Mutual Corp.                            400,390                     4,560
* Actuant Corp.                                125,888                     4,557
  Cleco Corp.                                  253,114                     4,551
  H.B. Fuller Co.                              152,924                     4,548
  Albany International Corp.                   134,046                     4,544
  Federal Signal Corp.                         258,867                     4,535
  Black Box Corp.                               98,216                     4,525
  Commercial Net Lease
    Realty REIT                                253,861                     4,519
  Georgia Gulf Corp.                           156,378                     4,516
* Internet Security Systems, Inc.              239,726                     4,514
* Advanced Digital
    Information Corp.                          322,093                     4,509
  FactSet Research Systems Inc.                117,546                     4,491
  Westcorp, Inc.                               122,551                     4,479
* Credence Systems Corp.                       340,045                     4,475
  American Financial Group, Inc.               168,850                     4,468
* RSA Security Inc.                            314,421                     4,465
  Avista Corp.                                 245,560                     4,450
  UniSource Energy Corp.                       180,134                     4,442
* Gaylord Entertainment Co.
    Class A                                    147,873                     4,414
* Unit Corp.                                   186,433                     4,390
* Esperion Therapeutics, Inc.                  126,818                     4,389
  Nordson Corp.                                127,009                     4,386
* Rare Hospitality
    International Inc.                         179,334                     4,383
  Wolverine World Wide, Inc.                   214,640                     4,374
  Lexington Corporate
    Properties Trust REIT                      216,537                     4,372
* PSS World Medical, Inc.                      361,398                     4,362
  St. Mary Land & Exploration Co.              152,868                     4,357
* CNET Networks, Inc.                          638,386                     4,354
* eFunds Corp.                                 250,702                     4,350
  Senior Housing
    Properties Trust REIT                      252,363                     4,348
  Republic Bancorp, Inc.                       321,382                     4,335
  Wintrust Financial Corp.                      95,827                     4,322
  Alpharma, Inc. Class A                       214,968                     4,321
* Maverick Tube Corp.                          224,413                     4,320
  Millennium Chemicals, Inc.                   340,676                     4,320
  People's Bank                                132,501                     4,320
* Transaction Systems
    Architects, Inc.                           190,789                     4,318
* Tuesday Morning Corp.                        142,340                     4,306
* Asyst Technologies, Inc.                     247,462                     4,293
* Hutchinson Technology, Inc.                  139,648                     4,293
  R.L.I. Corp.                                 114,368                     4,284
  Crompton Corp.                               596,205                     4,275
  Casey's General Stores, Inc.                 241,927                     4,272
* Hollywood Entertainment Corp.                310,553                     4,270
* Extreme Networks, Inc.                       591,891                     4,268
  Northwest Natural Gas Co.                    138,747                     4,266
  MacDermid, Inc.                              124,375                     4,259
* Vertex Pharmaceuticals, Inc.                 415,661                     4,252
* US Oncology, Inc.                            394,759                     4,248
* Tularik, Inc.                                262,612                     4,241
* Technitrol, Inc.                             204,416                     4,240
  IHOP Corp.                                   110,031                     4,234
  Liberty Corp.                                 93,562                     4,228
* Men's Wearhouse, Inc.                        169,005                     4,227
  Florida East Coast
    Industries, Inc. Class A                   127,604                     4,224
* Shaw Group, Inc.                             309,901                     4,221
* Borland Software Corp.                       433,793                     4,221

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
* Intergraph Corp.                             176,207          $          4,215
  Selective Insurance Group                    130,246                     4,215
  Brady Corp. Class A                          103,396                     4,213
  Texas Industries, Inc.                       113,694                     4,207
* Navigant Consulting, Inc.                    222,942                     4,205
* Steel Dynamics, Inc.                         178,875                     4,202
  Lennox International Inc.                    251,056                     4,193
* Insight Enterprises, Inc.                    222,637                     4,186
  Granite Construction Co.                     177,860                     4,178
* Aztar Corp.                                  185,663                     4,177
* Province Healthcare Co.                      261,026                     4,176
* IDT Corp. Class B                            179,432                     4,150
* Jack in the Box Inc.                         194,121                     4,146
* ILEX Oncology, Inc.                          194,925                     4,142
* Digital Insight Corp.                        166,257                     4,140
  Lincoln Electric Holdings, Inc.              167,242                     4,138
* Ariba, Inc.                                1,375,036                     4,125
* Tekelec                                      264,415                     4,112
* Journal Register Co.                         198,301                     4,105
* F5 Networks, Inc.                            163,060                     4,093
* Investment Technology Group, Inc.            253,224                     4,090
* Aeropostale, Inc.                            148,756                     4,079
* Wabash National Corp.                        139,183                     4,078
* Nektar Therapeutics                          299,187                     4,072
* Watson Wyatt & Co. Holdings                  168,563                     4,071
* AmSurg Corp.                                 107,342                     4,067
  Southwest Gas Corp.                          181,039                     4,064
* American Italian Pasta Co.                    96,663                     4,050
* SEACOR SMIT Inc.                              96,262                     4,046
* CUNO Inc.                                     89,789                     4,043
* BankUnited Financial Corp.                   156,598                     4,039
* Anixter International Inc.                   156,005                     4,037
* The Sports Authority, Inc.                   105,088                     4,035
* McDermott International, Inc.                337,129                     4,029
* MICROS Systems, Inc.                          92,787                     4,023
* LTX Corp.                                    267,578                     4,022
  R & G Financial Corp. Class B                100,958                     4,018
  Glimcher Realty Trust REIT                   179,000                     4,006
* MKS Instruments, Inc.                        138,082                     4,004
* OM Group, Inc.                               152,762                     4,001
  The Manitowoc Co., Inc.                      128,207                     4,000
  Tootsie Roll Industries, Inc.                111,000                     3,996
* Informatica Corp.                            387,371                     3,990
* Sunrise Senior Living, Inc.                  102,927                     3,987
* Keane, Inc.                                  272,095                     3,983
* Kindred Healthcare, Inc.                      76,600                     3,982
  Quanex Corp.                                  86,318                     3,979
  Modine Manufacturing Co.                     147,292                     3,974
* MAXIMUS, Inc.                                101,451                     3,970
  First Commonwealth Financial Corp.           277,832                     3,962
* Onyx Pharmaceuticals, Inc.                   140,342                     3,962
  CH Energy Group, Inc.                         84,318                     3,955
* United Surgical Partners
    International, Inc.                        117,720                     3,941
* Plexus Corp.                                 229,307                     3,937
  Christopher & Banks Corp.                    200,929                     3,924
* CSK Auto Corp.                               208,851                     3,920
  John H. Harland Co.                          143,422                     3,915
* Enterasys Networks, Inc.                   1,043,907                     3,915
* Dobson Communications Corp.                  595,542                     3,913
  ABM Industries Inc.                          224,706                     3,912
* Penn National Gaming, Inc.                   169,418                     3,910
  Heartland Express, Inc.                      161,598                     3,909
  Kaydon Corp.                                 151,172                     3,906
  Provident Bankshares Corp.                   132,668                     3,906
  Commercial Metals Co.                        128,154                     3,896
* Hanover Compressor Co.                       349,058                     3,892
* Kulicke & Soffa Industries, Inc.             269,751                     3,879
* Fossil, Inc.                                 138,292                     3,874
* K-V Pharmaceutical Co. Class A               151,614                     3,866
  Manufactured Home
    Communities, Inc. REIT                     102,580                     3,862
* ATMI, Inc.                                   166,824                     3,860
* Ligand Pharmaceuticals Inc.
    Class B                                    262,218                     3,852
* Power-One, Inc.                              355,562                     3,851
* The Warnaco Group, Inc.                      241,309                     3,849
* Sierra Health Services, Inc.                 139,355                     3,825
* Coherent, Inc.                               160,634                     3,823
* Progress Software Corp.                      186,842                     3,823
  G & K Services, Inc. Class A                 104,000                     3,822
* Zoran Corp.                                  219,264                     3,813
* Rogers Corp.                                  86,362                     3,810
* Nabi Biopharmaceuticals                      299,615                     3,808
* Genlyte Group, Inc.                           65,186                     3,806
* DSP Group Inc.                               152,716                     3,804
* Northwest Airlines Corp.
    Class A                                    301,406                     3,804
* DRS Technologies, Inc.                       136,180                     3,783
* Armor Holdings, Inc.                         143,778                     3,783
* Veeco Instruments, Inc.                      134,039                     3,780
* First Federal Financial Corp.                 86,624                     3,768
* OMI Corp.                                    421,900                     3,768
* Cray Inc.                                    379,294                     3,766
* Manhattan Associates, Inc.                   136,105                     3,762
  Owens & Minor, Inc. Holding Co.              171,634                     3,761
* Group 1 Automotive, Inc.                     103,730                     3,754
  Longs Drug Stores, Inc.                      151,373                     3,745
* Aeroflex, Inc.                               320,299                     3,744
  Arkansas Best Corp.                          119,282                     3,744
* Exar Corp.                                   218,586                     3,733
  USEC Inc.                                    444,351                     3,733

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
* Kos Pharmaceuticals, Inc.                     86,700          $          3,732
* Six Flags, Inc.                              495,898                     3,729
  CVB Financial Corp.                          193,190                     3,727
* Choice Hotel International, Inc.             105,671                     3,725
* Moog Inc.                                     75,338                     3,722
  Chemical Financial Corp.                     102,197                     3,719
  Tecumseh Products Co. Class A                 76,774                     3,718
* GlobespanVirata, Inc.                        630,515                     3,707
* Alaska Air Group, Inc.                       135,580                     3,700
* Ask Jeeves, Inc.                             203,889                     3,694
  Stewart Information
    Services Corp.                              91,035                     3,691
  MB Financial, Inc.                           100,778                     3,668
* Lin TV Corp.                                 141,738                     3,658
* Argosy Gaming Co.                            140,748                     3,658
  Infinity Property &
    Casualty Corp.                             110,599                     3,655
  Seacoast Financial
    Services Corp.                             133,327                     3,654
* Microsemi Corp.                              148,335                     3,646
* NetIQ Corp.                                  274,939                     3,643
* Rayovac Corp.                                173,666                     3,638
* Jarden Corp.                                 133,001                     3,636
* Kirby Corp.                                  104,201                     3,635
* Eon Labs, Inc.                                71,296                     3,633
* American Healthways Inc.                     152,016                     3,629
* Oceaneering International, Inc.              129,455                     3,625
  Wabtec Corp.                                 212,627                     3,623
* Hain Celestial Group, Inc.                   155,994                     3,621
  Sun Communities, Inc. REIT                    93,359                     3,613
  Waypoint Financial Corp.                     166,334                     3,608
* ProQuest Co.                                 122,065                     3,595
  Curtiss-Wright Corp.                          79,800                     3,592
* Openwave Systems Inc.                        326,314                     3,589
* EGL, Inc.                                    203,882                     3,580
* Electro Scientific Industries, Inc.          150,205                     3,575
* Aquila, Inc.                               1,054,105                     3,573
  National Penn Bancshares Inc.                111,054                     3,567
* Wind River Systems Inc.                      405,972                     3,556
* EMCOR Group, Inc.                             80,992                     3,556
* InterMune Inc.                               153,029                     3,544
* eSPEED, Inc. Class A                         151,363                     3,543
  Gray Television, Inc.                        234,035                     3,539
* Dick's Sporting Goods, Inc.                   72,700                     3,538
  Community Bank System, Inc.                   72,171                     3,536
  JLG Industries, Inc.                         232,178                     3,536
  PS Business Parks, Inc. REIT                  85,619                     3,533
* Inveresk Research Group Inc.                 142,791                     3,531
* Cyberonics, Inc.                             110,086                     3,524
* Photon Dynamics, Inc.                         87,400                     3,517
* Sinclair Broadcast Group, Inc.               235,586                     3,515
* Jones Lang Lasalle Inc.                      169,410                     3,512
* CONMED Corp.                                 147,535                     3,511
* NetFlix.com, Inc.                             64,200                     3,511
  A.O. Smith Corp.                             100,050                     3,507
* CoStar Group, Inc.                            84,112                     3,506
  Brown Shoe Co., Inc.                          92,356                     3,503
  Heritage Property
    Investment Trust REIT                      123,071                     3,501
  Otter Tail Corp.                             130,866                     3,498
* CSG Systems International, Inc.              279,680                     3,493
  PolyMedica Corp.                             132,634                     3,490
* THQ Inc.                                     206,113                     3,485
  Harleysville National Corp.                  115,577                     3,479
* El Paso Electric Co.                         260,387                     3,476
  Summit Properties, Inc. REIT                 144,618                     3,474
* Meritage Corp.                                52,295                     3,468
* Dollar Thrifty
    Automotive Group, Inc.                     133,515                     3,463
  United Auto Group, Inc.                      110,598                     3,462
* Newport Corp.                                209,255                     3,459
* TIBCO Software Inc.                          510,065                     3,453
* Cirrus Logic                                 449,312                     3,446
* Grey Wolf, Inc.                              921,404                     3,446
  Net.Bank, Inc.                               258,082                     3,445
* School Specialty, Inc.                       101,279                     3,444
  Flagstar Bancorp, Inc.                       160,710                     3,442
* Ryan's Family Steak
    Houses, Inc.                               227,298                     3,441
  Interstate Bakeries Corp.                    241,687                     3,439
* Imagistics International Inc.                 91,582                     3,434
* Websense, Inc.                               117,430                     3,434
* Mykrolis Corp.                               213,442                     3,432
* ValueClick, Inc.                             376,785                     3,421
* American Management
    Systems, Inc.                              226,508                     3,413
* MicroStrategy Inc.                            64,999                     3,411
* Ultratech, Inc.                              116,130                     3,411
  First Citizens BancShares
    Class A                                     27,998                     3,403
  Grey Global Group Inc.                         4,973                     3,397
* United Natural Foods, Inc.                    94,545                     3,395
* Altiris, Inc.                                 93,000                     3,393
* eResearch Technology, Inc.                   133,400                     3,391
* CMGI Inc.                                  1,903,371                     3,388
  S & T Bancorp, Inc.                          112,973                     3,378
* NeighborCare Inc.                            170,882                     3,375
  A. Schulman Inc.                             157,762                     3,363
* Littelfuse, Inc.                             116,557                     3,359
* Monaco Coach Corp.                           140,967                     3,355
  Wausau-Mosinee Paper Corp.                   247,936                     3,352
* Checkpoint Systems, Inc.                     177,221                     3,351
  Ruddick Corp.                                187,069                     3,349
  NBT Bancorp, Inc.                            156,119                     3,347

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
  Scottish Annuity & Life
    Holdings, Ltd.                             160,984          $          3,345
* Verity, Inc.                                 200,114                     3,340
* Knight Transportation, Inc.                  130,036                     3,335
  Cambrex Corp.                                131,846                     3,330
* URS Corp.                                    132,860                     3,323
  UIL Holdings Corp.                            73,484                     3,314
* Viasys Healthcare Inc.                       160,640                     3,309
* Photronics Inc.                              166,014                     3,307
  Spartech Corp.                               134,209                     3,307
* Headwaters Inc.                              168,514                     3,306
* Charming Shoppes, Inc.                       611,118                     3,300
  K-Swiss, Inc.                                137,054                     3,298
  Schnitzer Steel Industries, Inc.
    Class A                                     54,460                     3,295
* Select Comfort Corp.                         132,670                     3,285
  CONSOL Energy, Inc.                          126,580                     3,278
* Digital River, Inc.                          147,947                     3,270
* Symyx Technologies, Inc.                     159,028                     3,268
  United National Bancorp                       91,436                     3,267
* Secure Computing Corp.                       182,212                     3,263
  Amcore Financial, Inc.                       120,153                     3,247
* RealNetworks, Inc.                           568,271                     3,245
* ANSYS, Inc.                                   81,319                     3,228
  Landry's Restaurants, Inc.                   125,294                     3,223
* Dendrite International, Inc.                 205,191                     3,215
* Actel Corp.                                  133,311                     3,213
* Pacer International, Inc.                    158,852                     3,212
  Harbor Florida Bancshares, Inc.              108,072                     3,211
* Saxon Capital Inc.                           153,145                     3,208
  Baldor Electric Co.                          140,238                     3,204
  National Health Investors REIT               128,601                     3,200
* Quest Software, Inc.                         225,008                     3,195
  Boston Private Financial
    Holdings, Inc.                             128,587                     3,194
* Mindspeed Technologies, Inc.                 466,120                     3,193
* USI Holdings Corp.                           244,534                     3,191
  Sonic Automotive, Inc.                       139,171                     3,190
  Horace Mann Educators Corp.                  228,331                     3,190
  Glacier Bancorp, Inc.                         98,374                     3,187
  EastGroup Properties, Inc. REIT               98,399                     3,186
* Dot Hill Systems Corp.                       208,871                     3,164
  Overseas Shipholding Group Inc.               92,910                     3,164
* Helen of Troy Ltd.                           135,988                     3,148
* Spherion Corp.                               321,406                     3,147
  Hancock Holding Co.                           57,555                     3,141
  Dime Community Bancshares                    101,913                     3,135
* Thoratec Corp.                               240,645                     3,131
* WCI Communities, Inc.                        151,701                     3,127
* American Pharmaceuticals
    Partners, Inc.                              92,929                     3,122
  Mine Safety Appliances Co.                    39,260                     3,122
  United Community Banks, Inc.                  94,652                     3,114
* Connetics Corp.                              171,405                     3,113
* Sola International Inc.                      165,313                     3,108
* Comstock Resources, Inc.                     161,010                     3,107
* Too Inc.                                     184,084                     3,107
  First Charter Corp.                          158,716                     3,103
  Vintage Petroleum, Inc.                      257,703                     3,100
* Triumph Group, Inc.                           85,001                     3,094
* InfoSpace, Inc.                              133,819                     3,085
  MFA Mortgage
    Investments, Inc. REIT                     316,147                     3,082
* Vignette Corp.                             1,356,726                     3,080
  Mid-America Apartment
    Communities, Inc. REIT                      91,701                     3,079
* Apex Silver Mines Ltd.                       147,298                     3,079
* Shuffle Master, Inc.                          88,856                     3,076
  Longview Fibre Co.                           248,581                     3,070
* Genesis Microchip Inc.                       169,882                     3,065
* Advanced Medical Optics, Inc.                155,650                     3,059
* Stewart Enterprises, Inc.
    Class A                                    537,864                     3,055
* Denbury Resources, Inc.                      219,103                     3,048
* Orbital Sciences Corp.                       253,032                     3,041
  UMB Financial Corp.                           63,955                     3,040
  Boyd Gaming Corp.                            188,348                     3,040
  Carpenter Technology Corp.                   102,712                     3,037
  Mid-State Bancshares                         119,144                     3,031
  Umpqua Holdings Corp.                        145,588                     3,027
  Equity One, Inc. REIT                        179,196                     3,025
* Primus Telecommunications
    Group, Inc.                                297,021                     3,024
* Adolor Corp.                                 150,970                     3,022
  Nu Skin Enterprises, Inc.                    176,846                     3,022
* Esterline Technologies Corp.                 112,671                     3,005
  WD-40 Co.                                     84,833                     3,000
* Forward Air Corp.                            108,989                     2,997
* Pinnacle Systems, Inc.                       351,332                     2,997
* ScanSource, Inc.                              65,600                     2,993
* Price Communications Corp.                   217,631                     2,988
* ESCO Technologies Inc.                        68,401                     2,986
* Finish Line, Inc.                             99,580                     2,984
* Leapfrog Enterprises, Inc.                   112,402                     2,982
  Regal-Beloit Corp.                           135,389                     2,979
* PolyOne Corp.                                466,050                     2,978
* Wright Medical Group, Inc.                    97,789                     2,977
  Corporate Office
    Properties Trust, Inc. REIT                141,700                     2,976
  LaBranche & Co. Inc.                         254,800                     2,974
* FEI Co.                                      132,102                     2,972
  RAIT Investment Trust REIT                   116,067                     2,971
* FuelCell Energy, Inc.                        228,421                     2,969
* TTM Technologies, Inc.                       175,799                     2,967

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
  Max Re Capital Ltd.                          132,240          $          2,967
  City Holding Co.                              84,738                     2,966
* Centene Corp.                                105,800                     2,963
  Arch Chemicals, Inc.                         115,198                     2,956
* Resources Connection, Inc.                   108,015                     2,950
* Digene Corp.                                  73,542                     2,949
* Advanced Energy Industries, Inc.             113,174                     2,948
  The Trust Co. of New Jersey                   74,262                     2,947
* WMS Industries, Inc.                         112,027                     2,935
* SRA International, Inc.                       68,040                     2,933
  Empire District Electric Co.                 133,701                     2,932
* Mediacom Communications Corp.                336,571                     2,918
* XOMA Ltd.                                    441,672                     2,915
* Bright Horizons Family
    Solutions, Inc.                             69,178                     2,905
  Helix Technology Corp.                       141,128                     2,904
* Financial Federal Corp.                       94,943                     2,901
  Keystone Property Trust REIT                 131,221                     2,899
  MGE Energy, Inc.                              91,834                     2,894
  Entertainment Properties
    Trust REIT                                  83,343                     2,893
  Sandy Spring Bancorp, Inc.                    77,309                     2,891
* Micromuse Inc.                               418,594                     2,888
  Alabama National
    BanCorporation                              54,807                     2,880
* The Neiman Marcus Group, Inc.
    Class B                                     57,553                     2,878
  Thomas Industries, Inc.                       82,977                     2,876
* Entravision
    Communications Corp.                       258,934                     2,874
  Woodward Governor Co.                         50,567                     2,874
* Interactive Data Corp.                       173,150                     2,867
* S1 Corp.                                     356,193                     2,867
  Belden, Inc.                                 135,758                     2,863
* Ionics, Inc.                                  89,831                     2,861
  Steelcase Inc.                               199,047                     2,858
  Kelly Services, Inc. Class A                  99,797                     2,848
* TBC Corp.                                    110,296                     2,847
  Hudson River Bancorp. Inc.                    72,889                     2,845
  Irwin Financial Corp.                         90,592                     2,845
  Watts Water Technologies                     128,043                     2,843
  Corus Bankshares Inc.                         89,950                     2,839
* Systems & Computer
    Technology Corp.                           173,588                     2,838
* NCO Group, Inc.                              124,644                     2,838
* Jacuzzi Brands, Inc.                         400,245                     2,838
* Quantum Corp.                                909,342                     2,837
  Sterling Bancshares, Inc.                    212,446                     2,832
  Surewest Communications                       69,966                     2,828
* Guitar Center, Inc.                           86,730                     2,826
  Tanger Factory Outlet
    Centers, Inc. REIT                          69,397                     2,824
* Cleveland-Cliffs Inc.                         55,409                     2,823
* Superior Energy Services, Inc.               300,261                     2,822
* ESS Technology, Inc.                         165,889                     2,822
* AK Steel Corp.                               552,801                     2,819
* InVision Technologies, Inc.                   83,975                     2,819
* Magma Design Automation, Inc.                120,660                     2,816
  Glenborough
    Realty Trust, Inc. REIT                    141,109                     2,815
* TETRA Technologies, Inc.                     116,009                     2,812
  Texas Genco Holdings, Inc.                    86,432                     2,809
* Offshore Logistics, Inc.                     114,428                     2,806
  Cash America International Inc.              132,253                     2,801
* Sotheby's Holdings Class A                   204,697                     2,796
* Enzon Pharmaceuticals, Inc.                  232,916                     2,795
  The Laclede Group, Inc.                       97,874                     2,794
* Teledyne Technologies, Inc.                  147,932                     2,789
  MCG Capital Corp.                            142,981                     2,788
* Intuitive Surgical, Inc.                     163,127                     2,788
  Frontier Financial Corp.                      83,974                     2,785
* AtheroGenics, Inc.                           185,926                     2,780
  Universal Forest Products, Inc.               86,268                     2,776
  Anworth Mortgage
    Asset Corp. REIT                           198,400                     2,764
  Barnes Group, Inc.                            85,181                     2,752
* Ocular Sciences, Inc.                         95,558                     2,743
* Packeteer, Inc.                              161,489                     2,742
* Magnum Hunter Resources Inc.                 288,303                     2,742
* Global Imaging Systems, Inc.                  86,300                     2,740
* Houston Exploration Co.                       75,020                     2,740
  Barra, Inc.                                   77,155                     2,738
* Harmonic, Inc.                               377,594                     2,738
* Quanta Services, Inc.                        374,979                     2,737
* The Gymboree Corp.                           158,785                     2,736
  PFF Bancorp, Inc.                             75,289                     2,731
* Entegris Inc.                                212,358                     2,729
  Rollins, Inc.                                120,919                     2,727
  South Jersey Industries, Inc.                 67,236                     2,723
* Griffon Corp.                                134,308                     2,721
  Handleman Co.                                132,530                     2,721
* Atrix Laboratories, Inc.                     113,087                     2,719
* ArthroCare Corp.                             110,714                     2,712
* 7-Eleven, Inc.                               168,820                     2,710
* Retek Inc.                                   291,801                     2,708
* WebEx Communications, Inc.                   134,391                     2,701
* USG Corp.                                    162,863                     2,699
* Epicor Software Corp.                        211,299                     2,696
* Range Resources Corp.                        284,561                     2,689
* Korn/Ferry International                     201,105                     2,683
* Frontier Airlines, Inc.                      187,907                     2,680
  Independent Bank Corp. (MI)                   94,375                     2,676

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
  Westbanco Inc.                                96,519          $          2,673
* Plains Exploration &
    Production Co.                             173,119                     2,664
* Labor Ready, Inc.                            203,299                     2,663
  First Financial Bancorp                      166,934                     2,663
  Anchor Bancorp Wisconsin Inc.                106,917                     2,662
* MEMC Electronic Materials, Inc.              276,706                     2,662
  Park Electrochemical Corp.                   100,335                     2,658
* Mercury Computer Systems, Inc.               106,702                     2,657
  West Pharmaceutical Services, Inc.            78,368                     2,657
* Integra LifeSciences Holdings                 92,791                     2,657
* BioMarin Pharmaceutical Inc.                 341,708                     2,655
* Core Laboratories NV                         158,230                     2,641
  Gold Banc Corp., Inc.                        187,754                     2,640
* Ciber, Inc.                                  304,342                     2,636
* Ventana Medical Systems, Inc.                 66,851                     2,634
* Multimedia Games Inc.                         64,000                     2,630
* FelCor Lodging Trust, Inc. REIT              236,689                     2,623
  C & D Technologies, Inc.                     136,659                     2,620
  Aaron Rents, Inc. Class B                    129,783                     2,613
* Haemonetics Corp.                            109,222                     2,609
* Safeguard Scientifics, Inc.                  645,155                     2,606
  Arrow International, Inc.                    104,290                     2,605
* Movie Gallery, Inc.                          139,157                     2,599
  First Community Bancorp                       71,829                     2,596
  AMLI Residential
    Properties Trust REIT                       96,700                     2,592
* Encore Acquisition Co.                       105,001                     2,588
* Agile Software Corp.                         261,346                     2,587
* Powerwave Technologies, Inc.                 338,022                     2,586
* K2 Inc.                                      169,876                     2,584
  First Financial Bankshares, Inc.              61,958                     2,584
* Central Garden and Pet Co.                    92,153                     2,583
* Cell Genesys, Inc.                           199,595                     2,583
* Corvis Corp.                               1,518,300                     2,581
  Connecticut Bancshares, Inc.                  49,996                     2,577
  CARBO Ceramics Inc.                           50,194                     2,572
* Sterling Financial Corp.
    (Spokane)                                   75,103                     2,571
* ON Semiconductor Corp.                       398,300                     2,569
* E.piphany Inc.                               355,221                     2,561
  First Republic Bank                           71,418                     2,557
* Merit Medical Systems, Inc.                  114,182                     2,542
  Penn Virginia Corp.                           45,661                     2,541
* Gartner, Inc. Class B                        233,043                     2,536
* Cubist Pharmaceuticals, Inc.                 208,297                     2,533
* Insight Communications Co., Inc.             245,495                     2,531
* CIMA Labs Inc.                                77,544                     2,529
* Sapient Corp.                                451,135                     2,526
* Remec, Inc.                                  299,335                     2,517
  Inter-Tel, Inc.                              100,686                     2,515
* Triad Guaranty, Inc.                          49,945                     2,515
  ElkCorp                                       94,178                     2,515
* Paxar Corp.                                  187,376                     2,511
* Applied Films Corp.                           75,994                     2,509
* VistaCare, Inc.                               71,360                     2,508
* Genta Inc.                                   240,560                     2,504
* West Corp.                                   107,769                     2,503
  First Sentinel Bancorp Inc.                  118,628                     2,498
* Finisar Corp.                                798,034                     2,498
* TierOne Corp.                                108,672                     2,495
* Silgan Holdings, Inc.                         58,543                     2,493
  Ramco-Gershenson
    Properties Trust REIT                       88,001                     2,490
* Kopin Corp.                                  370,741                     2,488
* Swift Energy Co.                             147,267                     2,481
* Per-Se Technologies, Inc.                    162,595                     2,481
* Arris Group Inc.                             341,957                     2,476
  Alfa Corp.                                   192,495                     2,475
* Teletech Holdings Inc.                       218,434                     2,468
* FormFactor Inc.                              124,628                     2,468
* The Advisory Board Co.                        70,600                     2,465
* Transmeta Corp.                              723,660                     2,460
  Watsco, Inc.                                 108,217                     2,460
* Medarex, Inc.                                394,568                     2,458
* Silicon Image, Inc.                          339,862                     2,457
* Hibbett Sporting Goods, Inc.                  82,060                     2,445
* Serologicals Corp.                           131,274                     2,442
  Cornerstone Realty
    Income Trust, Inc. REIT                    278,185                     2,437
* Impax Laboratories, Inc.                     168,698                     2,428
  Anthracite Capital Inc. REIT                 219,285                     2,427
* j2 Global Communications, Inc.                97,928                     2,426
* webMethods, Inc.                             264,959                     2,424
* Exelixis, Inc.                               341,651                     2,419
  Brookfield Homes Corp.                        93,764                     2,416
* Advent Software, Inc.                        138,540                     2,415
* Stage Stores, Inc.                            86,460                     2,412
  Rock-Tenn Co.                                139,741                     2,412
  The Stride Rite Corp.                        211,872                     2,411
* Eclipsys Corp.                               207,061                     2,410
  Frontier Oil Corp.                           139,813                     2,408
  Datascope Corp.                               67,113                     2,406
* JDA Software Group, Inc.                     145,323                     2,399
  Sovran Self Storage, Inc. REIT                64,432                     2,394
* Interwoven Inc.                              189,245                     2,392
* Time Warner Telecom Inc.                     235,932                     2,390
* ExpressJet Holdings, Inc.                    158,963                     2,384
* ScanSoft, Inc.                               447,608                     2,381
  LaSalle Hotel Properties REIT                128,358                     2,381
  Koger Equity, Inc. REIT                      113,745                     2,381
* Universal Compression
    Holdings, Inc.                              90,941                     2,379

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
  Centex Construction Products, Inc.            39,366          $          2,373
* ShopKo Stores, Inc.                          155,412                     2,370
* Incyte Corp.                                 346,313                     2,369
  Odyssey Re Holdings Corp.                    104,781                     2,363
  Bandag, Inc.                                  57,306                     2,361
* Quicksilver Resources, Inc.                   73,001                     2,358
  California Water Service Group                86,000                     2,356
* IDT Corp.                                    106,300                     2,355
* Integrated Silicon Solution, Inc.            150,129                     2,353
* Transkaryotic Therapies, Inc.                150,685                     2,352
  Schweitzer-Mauduit
    International, Inc.                         78,935                     2,351
* Regeneron Pharmaceuticals, Inc.              159,589                     2,348
  Oxford Industries, Inc.                       69,002                     2,338
* Insituform Technologies Inc.
    Class A                                    141,508                     2,335
* AMC Entertainment, Inc.                      153,303                     2,332
  Bowne & Co., Inc.                            171,769                     2,329
  Lone Star Steakhouse &
    Saloon, Inc.                               100,413                     2,328
  Speedway Motorsports, Inc.                    80,326                     2,323
* Digitas Inc.                                 249,188                     2,322
* IDX Systems Corp.                             86,474                     2,319
  Roto-Rooter, Inc.                             50,245                     2,316
* Prime Hospitality Corp.                      226,751                     2,313
* Elizabeth Arden, Inc.                        116,099                     2,313
  Parkway Properties Inc. REIT                  55,459                     2,307
  Methode Electronics, Inc.
    Class A                                    188,509                     2,305
* American Medical Systems
    Holdings, Inc.                             105,691                     2,303
* PTEK Holdings, Inc.                          260,315                     2,293
* ViaSat, Inc.                                 119,765                     2,292
* Enzo Biochem, Inc.                           127,915                     2,291
* NCI Building Systems, Inc.                    95,848                     2,291
* Inspire Pharmaceuticals, Inc.                161,655                     2,289
  Franklin Electric, Inc.                       37,803                     2,287
  First Essex Bancorp, Inc.                     39,282                     2,284
  Bedford Property
    Investors, Inc. REIT                        79,761                     2,284
  Gibraltar Steel                               90,566                     2,278
* Biosite Inc.                                  78,657                     2,277
  Endurance Specialty Holdings                  67,866                     2,277
* HomeStore, Inc.                              480,092                     2,271
* Remington Oil & Gas Corp.                    115,151                     2,267
  First Merchants Corp.                         88,797                     2,266
* PalmOne, Inc.                                192,378                     2,260
* SonicWALL, Inc.                              289,783                     2,260
  Getty Realty Holding Corp. REIT               86,248                     2,255
* At Road, Inc.                                169,428                     2,253
* Papa John's International, Inc.               67,452                     2,252
* Genesee & Wyoming Inc.
    Class A                                     71,476                     2,251
* Therasense, Inc.                             110,574                     2,245
* W-H Energy Services, Inc.                    138,511                     2,244
* PAREXEL International Corp.                  137,982                     2,244
* CTI Molecular Imaging, Inc.                  132,420                     2,239
* ICU Medical, Inc.                             64,971                     2,227
* Salix Pharmaceuticals, Ltd.                   98,236                     2,227
* United Therapeutics Corp.                     96,995                     2,226
  Unizan Financial Corp.                       109,730                     2,222
  Kramont Realty Trust REIT                    122,225                     2,212
* Trammell Crow Co.                            166,671                     2,208
* SOURCECORP, Inc.                              86,151                     2,208
  The Nautilus Group, Inc.                     156,979                     2,206
  NACCO Industries, Inc. Class A                24,640                     2,205
* America West Holdings Corp.
    Class B                                    177,791                     2,205
* ManTech International Corp.                   88,350                     2,204
  CDI Corp.                                     67,132                     2,199
* Priceline.com, Inc.                          122,613                     2,195
* Steak n Shake Co.                            122,911                     2,194
  Cato Corp. Class A                           106,759                     2,189
* Right Management
    Consultants, Inc.                          117,280                     2,188
* SERENA Software, Inc.                        119,219                     2,188
  Central Pacific Financial Co.                 72,770                     2,186
  Chesapeake Corp. of Virginia                  82,266                     2,178
* Big 5 Sporting Goods Corp.                   103,900                     2,177
  Sterling Bancorp                              76,046                     2,167
* Artisan Components, Inc.                     105,600                     2,165
* UICI                                         162,999                     2,165
  Phillips-Van Heusen Corp.                    121,719                     2,159
* Cable Design Technologies Corp.              240,023                     2,158
* Atlantic Coast Airlines
    Holdings Inc.                              217,767                     2,156
  Fidelity Bankshares, Inc.                     68,609                     2,154
* Enbridge Energy Management                    44,565                     2,153
  AMCOL International Corp.                    106,600                     2,153
* Champion Enterprises, Inc.                   306,935                     2,149
  GenCorp, Inc.                                198,712                     2,140
  Russell Corp.                                121,645                     2,136
  Oriental Financial Group Inc.                 82,896                     2,130
* Nuevo Energy Co.                              88,134                     2,130
* aQuantive, Inc.                              207,421                     2,125
  The Topps Co., Inc.                          207,009                     2,124
* MeriStar Hospitality Corp. REIT              326,018                     2,122
* Fleetwood Enterprises, Inc.                  206,679                     2,121
  MTS Systems Corp.                            110,236                     2,120
* Pixelworks, Inc.                             191,780                     2,117
* CV Therapeutics, Inc.                        144,345                     2,116
* Sharper Image Corp.                           64,800                     2,116
* Tanox, Inc.                                  142,329                     2,114

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
  First Financial Holdings, Inc.                67,554          $          2,112
* Mesa Air Group Inc.                          168,528                     2,110
  M/I Schottenstein Homes, Inc.                 53,803                     2,101
* Mastec Inc.                                  141,600                     2,097
  Applied Industrial
    Technology, Inc.                            87,832                     2,096
* Global Industries Ltd.                       406,916                     2,096
* Stillwater Mining Co.                        217,953                     2,086
* Spanish Broadcasting System, Inc.            198,420                     2,083
* Excel Technology, Inc.                        63,335                     2,081
  Valmont Industries, Inc.                      89,850                     2,080
* Lionbridge Technologies, Inc.                215,902                     2,075
  Cohu, Inc.                                   108,289                     2,074
  New England Business
    Service, Inc.                               70,291                     2,074
* Standard Microsystem Corp.                    81,766                     2,069
* Caraustar Industries, Inc.                   149,902                     2,069
  Stewart & Stevenson
    Services, Inc.                             146,906                     2,064
* Align Technology, Inc.                       124,802                     2,062
* Orthodontic Centers
    of America, Inc.                           255,841                     2,060
* SafeNet, Inc.                                 66,900                     2,059
  Analogic Corp.                                50,198                     2,058
* aaiPharma Inc.                                81,841                     2,056
* Tower Automotive, Inc.                       300,986                     2,056
  American States Water Co.                     82,137                     2,053
* Trimeris, Inc.                                97,759                     2,051
* Identix, Inc.                                460,647                     2,050
  Russ Berrie and Co., Inc.                     60,447                     2,049
* Old Dominion Freight Line, Inc.               59,964                     2,044
* Kyphon Inc.                                   82,249                     2,042
* Gardner Denver Inc.                           85,541                     2,042
* InFocus Corp.                                210,856                     2,041
* Geron Corp.                                  204,306                     2,037
* Consolidated Graphics, Inc.                   64,464                     2,036
  Hooper Holmes, Inc.                          329,372                     2,036
  Independent Bank Corp. (MA)                   70,600                     2,035
* LabOne, Inc.                                  62,595                     2,032
  CTS Corp.                                    176,236                     2,027
  Suffolk Bancorp                               58,642                     2,025
* Heidrick & Struggles
    International, Inc.                         92,866                     2,024
* Robert Mondavi Corp. Class A                  52,032                     2,021
  Greif Inc. Class A                            56,891                     2,020
* Manugistics Group, Inc.                      323,188                     2,020
* Itron, Inc.                                  109,969                     2,019
  Oakley, Inc.                                 145,517                     2,014
* Immucor Inc.                                  98,697                     2,012
  Burlington Coat Factory
    Warehouse Corp.                             94,815                     2,006
* Jo-Ann Stores, Inc.                           98,243                     2,004
* Alaris Medical, Inc.                         131,637                     2,002
  First Federal Capital Corp.                   88,882                     2,002
  Sterling Financial Corp. (PA)                 72,110                     2,001
* Oil States International, Inc.               143,283                     1,997
* SeaChange International, Inc.                129,687                     1,996
* Alexion Pharmaceuticals, Inc.                117,253                     1,996
  Town & Country Trust REIT                     78,258                     1,984
* Newpark Resources, Inc.                      412,910                     1,978
* Lawson Software Inc.                         240,237                     1,977
* Intermagnetics General Corp.                  89,059                     1,974
* Avanex Corp.                                 394,529                     1,969
  Cubic Corp.                                   85,551                     1,968
  Equity Inns, Inc. REIT                       216,804                     1,962
  Libbey, Inc.                                  68,681                     1,956
  EDO Corp.                                     79,340                     1,956
* Hydrill Co.                                   81,653                     1,954
  Allegiant Bancorp, Inc.                       69,565                     1,951
  Landauer, Inc.                                47,600                     1,941
  Firstfed America Bancorp, Inc.                74,402                     1,937
* California Pizza Kitchen, Inc.                96,200                     1,937
* Genesis Healthcare Corp                       84,991                     1,936
  Pulitzer, Inc.                                35,676                     1,927
* ChipPAC, Inc.                                253,437                     1,924
* ValueVision Media, Inc.                      115,130                     1,923
* West Marine, Inc.                             69,130                     1,923
* Energy Partners, Ltd.                        137,957                     1,918
  Kimball International, Inc.
    Class B                                    123,231                     1,916
* Opsware, Inc.                                258,750                     1,915
  Berry Petroleum Class A                       94,376                     1,911
* Keystone Automotive
    Industries, Inc.                            75,322                     1,910
  Tredegar Corp.                               122,893                     1,909
* Harris Interactive Inc.                      229,844                     1,908
* Wireless Facilities, Inc.                    128,256                     1,906
* Concord Communications, Inc.                  95,422                     1,906
* SurModics, Inc.                               79,696                     1,905
* Atwood Oceanics, Inc.                         59,629                     1,905
  PrivateBancorp, Inc.                          41,783                     1,902
* The Children's Place
    Retail Stores, Inc.                         71,152                     1,902
* Mattson Technology, Inc.                     155,462                     1,900
  United Community
    Financial Corp.                            166,117                     1,895
* Young Broadcasting Inc.                       94,556                     1,895
* Stratex Networks, Inc.                       445,843                     1,895
* Ocwen Financial Corp.                        213,786                     1,894
  Simmons First National Corp.                  67,753                     1,890
* Local Financial Corp.                         90,568                     1,887
* Daktronics, Inc.                              74,766                     1,881
  Lithia Motors, Inc.                           74,500                     1,878

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
* Boca Resorts, Inc. Class A                   125,518          $          1,878
* Veritas DGC Inc.                             179,137                     1,877
* Possis Medical Inc.                           95,043                     1,877
* RTI International Metals Inc.                111,236                     1,877
* DuPont Photomasks, Inc.                       77,682                     1,875
* CompuCredit Corp.                             87,739                     1,867
* Harvest Natural Resources, Inc.              187,641                     1,867
* Coinstar, Inc.                               103,360                     1,867
* SupportSoft, Inc.                            141,712                     1,864
* Duane Reade Inc.                             109,907                     1,860
* WFS Financial, Inc.                           43,678                     1,855
* Verso Technologies, Inc.                     578,968                     1,853
* Planar Systems, Inc.                          76,068                     1,850
  World Fuel Services Corp.                     54,474                     1,849
  Weis Markets, Inc.                            50,863                     1,846
  U.S. Restaurant
    Properties, Inc. REIT                      108,100                     1,842
  BSB Bancorp, Inc.                             46,582                     1,839
  Community Trust Bancorp Inc.                  60,864                     1,838
* Noven Pharmaceuticals, Inc.                  120,636                     1,835
  Integra Bank Corp.                            83,310                     1,831
  Newcastle Investment Corp. REIT               67,530                     1,830
* Red Robin Gourmet Burgers                     60,110                     1,830
* Hologic, Inc.                                105,529                     1,829
* General Communication, Inc.                  210,207                     1,829
  Sea Containers Ltd. Class A                   99,619                     1,818
* Netegrity, Inc.                              176,261                     1,817
* RehabCare Group, Inc.                         85,464                     1,817
* RailAmerica, Inc.                            153,881                     1,816
* Plug Power, Inc.                             249,652                     1,810
* O'Charley's Inc.                             100,726                     1,808
* Prima Energy Corp.                            51,347                     1,805
* Pharmacopeia, Inc.                           126,697                     1,800
  Universal Health
    Realty Income REIT                          59,700                     1,797
  American Woodmark Corp.                       32,637                     1,797
  IBERIABANK Corp.                              30,441                     1,796
  Arctic Cat, Inc.                              72,676                     1,795
  Zenith National Insurance Corp.               55,014                     1,791
  Orient-Express Hotel Ltd.                    108,661                     1,785
  The Marcus Corp.                             108,701                     1,783
* Accredited Home Lenders
    Holding Co.                                 58,224                     1,782
* National Western Life
    Insurance Co. Class A                       11,500                     1,781
  Walter Industries, Inc.                      133,364                     1,780
* Genesco, Inc.                                116,917                     1,769
  Capitol Bancorp Ltd.                          62,280                     1,769
* Argonaut Group, Inc.                         113,706                     1,767
  CIRCOR International, Inc.                    73,301                     1,767
* Tejon Ranch Co.                               43,010                     1,764
* Ceradyne, Inc.                                51,763                     1,763
  Riggs National Corp.                         106,651                     1,763
* Unifi, Inc.                                  273,217                     1,762
* Myriad Genetics, Inc.                        136,967                     1,761
  Haverty Furniture Cos., Inc.                  88,602                     1,760
* TiVo Inc.                                    237,160                     1,755
  First Financial Corp. (IN)                    58,314                     1,750
* Isis Pharmaceuticals, Inc.                   269,006                     1,749
  Washington Trust Bancorp, Inc.                66,645                     1,746
  Glatfelter                                   140,172                     1,745
* The Dress Barn, Inc.                         116,218                     1,742
* Zymogenetics, Inc.                           112,374                     1,742
  Wellman, Inc.                                170,517                     1,741
* JAKKS Pacific, Inc.                          132,145                     1,739
* General Maritime Corp.                        98,779                     1,739
  Royal Gold, Inc.                              82,950                     1,736
* 4Kids Entertainment Inc.                      66,691                     1,735
  Community Banks, Inc.                         44,089                     1,733
* Hanger Orthopedic Group, Inc.                111,084                     1,730
  West Coast Bancorp                            80,781                     1,724
* Zoll Medical Corp.                            48,534                     1,722
* Pre-Paid Legal Services, Inc.                 65,356                     1,707
* Aviall Inc.                                  109,966                     1,706
  First Community
    Bancshares, Inc.                            50,966                     1,690
  Innkeepers USA Trust REIT                    201,477                     1,686
  PXRE Group Ltd.                               71,486                     1,685
* Buckeye Technology, Inc.                     167,170                     1,680
* Cross Country Healthcare, Inc.               112,461                     1,678
* CKE Restaurants Inc.                         262,438                     1,676
    Action Performance Cos., Inc.               85,479                     1,675
* OraSure Technologies, Inc.                   210,383                     1,675
* Echelon Corp.                                150,089                     1,672
* Albany Molecular Research, Inc.              111,180                     1,670
* Electronics Boutique
    Holdings Corp.                              72,860                     1,668
* Isle of Capri Casinos, Inc.                   77,660                     1,667
* Westell Technologies, Inc.                   263,903                     1,665
* International Multifoods Corp.                92,481                     1,665
  Investors Real Estate Trust REIT             168,106                     1,664
* Wild Oats Markets Inc.                       128,637                     1,663
* Brightpoint, Inc.                             96,045                     1,657
* GameStop Corp.                               107,400                     1,655
* CuraGen Corp.                                225,100                     1,650
* II-VI, Inc.                                   63,924                     1,649
* SonoSite, Inc.                                76,893                     1,649
  Tennant Co.                                   38,031                     1,647
* Century Business Services, Inc.              368,112                     1,645
* Anaren, Inc.                                 116,455                     1,644
  Capital City Bank Group, Inc.                 35,642                     1,639
  Agilysys, Inc.                               146,738                     1,636
* Exult Inc.                                   229,513                     1,634
  Bel Fuse, Inc. Class B                        49,863                     1,627

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
* ITLA Capital Corp.                            32,401          $          1,623
  Main Street Banks, Inc.                       61,046                     1,618
  United Fire & Casualty Co.                    40,069                     1,617
* Plains Resources Inc.                        100,669                     1,616
  Dimon Inc.                                   239,161                     1,614
* Autobytel Inc.                               177,468                     1,611
* Rainbow Technologies, Inc.                   143,029                     1,611
  Flushing Financial Corp.                      87,751                     1,604
* Rudolph Technologies, Inc.                    65,217                     1,600
* Gartner, Inc. Class A                        141,461                     1,600
  Prosperity Bancshares, Inc.                   70,990                     1,599
* PRAECIS Pharmaceuticals Inc.                 248,199                     1,598
* EPIX Medical, Inc.                            97,677                     1,590
* MatrixOne, Inc.                              258,130                     1,590
  Triarc Cos., Inc. Class B                    147,200                     1,587
* ActivCard Corp.                              200,586                     1,581
* PRIMEDIA Inc.                                558,391                     1,580
* Lone Star Technologies, Inc.                  98,573                     1,575
* Gentiva Health Services, Inc.                124,499                     1,574
  Talx Corp.                                    68,299                     1,573
* Kadant Inc.                                   72,595                     1,572
* USANA Health Sciences, Inc.                   51,249                     1,568
* Cell Therapeutics, Inc.                      179,165                     1,559
  Standex International Corp.                   55,619                     1,557
* Tyler Technologies, Inc.                     161,671                     1,557
  Iomega Corp.                                 260,321                     1,557
* New Focus, Inc.                              309,859                     1,555
* Ameristar Casinos, Inc.                       63,318                     1,549
  Columbia Banking System, Inc.                 71,418                     1,547
* MemberWorks, Inc.                             56,551                     1,536
* Net2Phone, Inc.                              225,684                     1,535
* Bombay Co.                                   188,275                     1,533
* Fisher Communications, Inc.                   30,016                     1,531
* Terayon Communications Systems, Inc.         338,743                     1,524
* RC2 Corp.                                     73,394                     1,523
* Commercial Capital Bancorp, Inc.              70,599                     1,512
* MRO Software Inc.                            112,211                     1,509
* Dendreon Corp.                               187,157                     1,508
  Lindsay Manufacturing Co.                     59,736                     1,508
* Corixa Corp.                                 249,440                     1,507
* Electro Rent Corp.                           112,868                     1,506
* FreeMarkets, Inc.                            224,748                     1,504
* Trex Co., Inc.                                39,451                     1,498
* Federal Agricultural
    Mortgage Corp. Class C                      46,877                     1,498
  Central Vermont
    Public Service Corp.                        63,579                     1,494
  Kaman Corp. Class A                          117,223                     1,492
* Inet Technologies, Inc.                      124,273                     1,491
  Omega Financial Corp.                         38,708                     1,490
* William Lyon Homes, Inc.                      23,651                     1,485
* Hawthorne Financial Corp.                     52,991                     1,483
* SPSS, Inc.                                    82,743                     1,479
  Quaker Chemical Corp.                         47,905                     1,473
* Information Holdings Inc.                     66,622                     1,472
* Chattem, Inc.                                 82,200                     1,471
* Ixia                                         125,581                     1,469
  Myers Industries, Inc.                       120,746                     1,463
  State Auto Financial Corp.                    62,548                     1,463
* Siliconix, Inc.                               31,905                     1,458
  Gabelli Asset Management Inc.                 36,600                     1,457
* Savient Pharmaceuticals Inc.                 315,476                     1,454
* Inverness Medical Innovations, Inc.           66,601                     1,451
* Molecular Devices Corp.                       76,301                     1,449
* Concurrent Computer Corp.                    331,485                     1,448
* Tenneco Automotive, Inc.                     216,442                     1,448
  Republic Bancshares, Inc.                     45,931                     1,445
  Saul Centers, Inc. REIT                       50,405                     1,445
  Pilgrim's Pride Corp.                         88,490                     1,445
  Hancock Fabrics, Inc.                         99,751                     1,444
* Mobile Mini, Inc.                             73,171                     1,443
* Metrologic Instruments, Inc.                  53,356                     1,441
  Deltic Timber Corp.                           47,338                     1,439
  Central Parking Corp.                         96,343                     1,438
  Presidential Life Corp.                      109,220                     1,437
* Synaptics Inc.                                95,560                     1,431
  WSFS Financial Corp.                          31,823                     1,427
  Harleysville Group, Inc.                      71,715                     1,426
  Urstadt Biddle Properties Class A REIT       100,601                     1,424
  Quaker City Bancorp, Inc.                     30,475                     1,419
  Kenneth Cole Productions, Inc.                48,250                     1,419
* AMN Healthcare Services, Inc.                 82,484                     1,415
  Apogee Enterprises, Inc.                     124,593                     1,414
  CCBT Financial Cos. Inc.                      40,341                     1,410
* Silicon Graphics, Inc.                     1,028,561                     1,409
  Lance, Inc.                                   93,309                     1,402
  Pope & Talbot, Inc.                           79,344                     1,397
  Tompkins Trustco, Inc.                        30,331                     1,397
* Forrester Research, Inc.                      78,070                     1,395
  Ameron International Corp.                    40,100                     1,391
* Playtex Products, Inc.                       179,742                     1,389
* MTR Gaming Group Inc.                        134,762                     1,388
* MSC.Software Corp.                           146,831                     1,388
* A.C. Moore Arts & Crafts, Inc.                72,028                     1,387
* CorVel Corp.                                  36,794                     1,383
* Computer Network Technology Corp.            145,000                     1,383
  SWS Group, Inc.                               77,647                     1,382
* Pericom Semiconductor Corp.                  129,611                     1,381
  OceanFirst Financial Corp.                    50,855                     1,381

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
* NeoPharm, Inc.                                75,341          $          1,380
* Talk America Holdings, Inc.                  119,731                     1,379
  NUI Corp.                                     85,426                     1,377
  Bank of Granite Corp.                         63,182                     1,376
* Herley Industries Inc.                        66,466                     1,376
* Intrado Inc.                                  62,480                     1,371
* Navigators Group, Inc.                        44,404                     1,371
* Metris Cos., Inc.                            308,523                     1,370
  First Busey Corp.                             50,710                     1,369
  Courier Corp.                                 35,576                     1,369
* Lexicon Genetics Inc.                        232,043                     1,367
  Banner Corp.                                  54,338                     1,367
  Vector Group Ltd.                             83,702                     1,366
* Universal Display Corp.                       99,894                     1,366
* Citizens, Inc.                               144,807                     1,366
* Steven Madden, Ltd.                           66,900                     1,365
  Holly Corp.                                   49,421                     1,359
  Coachmen Industries, Inc.                     74,942                     1,357
* SciClone Pharmaceuticals, Inc.               199,518                     1,353
  CityBank Lynnwood WA                          41,590                     1,352
* The Wet Seal, Inc. Class A                   136,161                     1,347
  Peoples Bancorp, Inc.                         45,518                     1,343
  LSI Industries Inc.                           99,412                     1,342
  First Source Corp.                            62,356                     1,341
  First Bancorp (NC)                            42,701                     1,340
* Group 1 Software, Inc.                        75,954                     1,338
* Concur Technologies, Inc.                    138,015                     1,336
  Ennis Business Forms, Inc.                    86,800                     1,328
* OSI Systems Inc.                              69,100                     1,327
  Skyline Corp.                                 38,029                     1,326
* J. Jill Group, Inc.                          103,900                     1,321
  Movado Group, Inc.                            46,723                     1,319
  McGrath Rent Corp.                            48,376                     1,318
  Old Second Bancorp, Inc.                      26,617                     1,318
* CCC Information Services Group                77,858                     1,316
* Antigenics, Inc.                             115,928                     1,312
* Cole National Corp. Class A                   65,579                     1,312
* J & J Snack Foods Corp.                       34,627                     1,308
  Keithley Instruments Inc.                     70,958                     1,299
* Interface, Inc.                              234,660                     1,298
  Troy Financial Corp.                          36,966                     1,294
  Great Lakes, Inc. REIT                        82,401                     1,294
  Peoples Holding Co.                           39,196                     1,293
* Salem Communications Corp.                    47,643                     1,292
* EPIQ Systems, Inc.                            75,350                     1,291
* Avatar Holding, Inc.                          34,896                     1,289
  North Pittsburgh Systems, Inc.                68,122                     1,288
  HEICO Corp.                                   70,762                     1,288
  Virginia Financial Group, Inc.                36,221                     1,287
* Audiovox Corp.                                99,998                     1,284
* Maxygen Inc.                                 120,766                     1,284
  CT Communications, Inc.                       94,833                     1,280
* Columbia Laboratories Inc.                   203,200                     1,280
* MarineMax, Inc.                               65,831                     1,279
* Presstek, Inc.                               175,140                     1,273
* Tollgrade Communications, Inc.                72,473                     1,270
* Vicor Corp.                                  111,311                     1,270
* Parker Drilling Co.                          497,860                     1,269
* Universal American Financial Corp.           128,099                     1,269
* Playboy Enterprises, Inc. Class B             78,406                     1,267
  Churchill Downs, Inc.                         34,999                     1,267
* Diversa Corp.                                136,689                     1,264
  Midwest Banc Holdings, Inc.                   56,728                     1,262
* Regent Communications, Inc.                  198,766                     1,262
* Verint Systems Inc.                           55,797                     1,259
  Financial Institutions, Inc.                  44,525                     1,257
* 1-800-FLOWERS.COM, Inc.                      113,526                     1,256
  S.Y. Bancorp, Inc.                            61,066                     1,256
* Asbury Automotive Group, Inc.                 70,050                     1,255
* Central European Distribution Corp.           39,671                     1,254
  CSS Industries, Inc.                          40,350                     1,251
* Pegasus Solutions Inc.                       119,337                     1,249
  Cascade Natural Gas Corp.                     59,244                     1,249
  First Indiana Corp.                           66,416                     1,245
* Closure Medical Corp.                         36,597                     1,242
  Arrow Financial Corp.                         44,568                     1,238
  BEI Technologies, Inc.                        61,716                     1,234
  Penn Engineering &
    Manufacturing Corp.                         64,751                     1,232
  CB Bancshares Inc. (HI)                       19,552                     1,231
* Clark, Inc.                                   63,547                     1,223
* Verisity Ltd.                                 95,880                     1,222
  Mission West Properties Inc. REIT             94,180                     1,220
* Strattec Security Corp.                       19,997                     1,218
  Sturm, Ruger & Co., Inc.                     106,903                     1,214
* Oplink Communications, Inc.                  507,518                     1,213
* Sequa Corp. Class A                           24,641                     1,207
* Credit Acceptance Corp.                       78,829                     1,206
* Bally Total Fitness Holding Corp.            171,532                     1,201
* PDF Solutions, Inc.                           80,338                     1,197
* FalconStor Software, Inc.                    136,734                     1,195
* iPayment Holdings, Inc.                       34,900                     1,187
* Stein Mart, Inc.                             143,896                     1,186
* Renaissance Learning, Inc.                    49,065                     1,181
* Lightbridge, Inc.                            129,415                     1,178
  Great Southern Bancorp, Inc.                  25,354                     1,176
* Stamps.com Inc.                              189,374                     1,174
* Kensey Nash Corp.                             50,497                     1,174
  Union Bankshares Corp.                        38,486                     1,174
  First Place Financial Corp.                   60,002                     1,172

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
* Portfolio Recovery Associates, Inc.           44,104          $          1,171
* Triton PCS, Inc.                             209,655                     1,170
* K-V Pharmaceutical Co. Class B                45,112                     1,169
  Connecticut Water Services, Inc.              42,224                     1,167
  Robbins & Myers, Inc.                         61,408                     1,166
  First National Corp.                          38,815                     1,165
* Conceptus, Inc.                              109,638                     1,164
  Partners Trust Financial Group, Inc.          34,021                     1,157
  The Standard Register Co.                     68,722                     1,157
  Bank of the Ozarks, Inc.                      51,376                     1,156
* Drugstore.com, Inc.                          209,832                     1,156
  Calgon Carbon Corp.                          186,110                     1,156
* Dura Automotive Systems, Inc.                 89,745                     1,146
* Neoware Systems, Inc.                         83,522                     1,144
  Second Bancorp, Inc.                          43,199                     1,140
* infoUSA Inc.                                 153,688                     1,140
* SeeBeyond Technology Corp.                   265,811                     1,140
  Seacoast Banking Corp. of Florida             65,462                     1,136
  Pennrock Financial Services Corp.             36,542                     1,136
* Wackenhut Corrections Corp.                   49,567                     1,130
* White Electronic Designs Corp.               127,890                     1,125
  UniFirst Corp.                                47,460                     1,125
* The TriZetto Group, Inc.                     173,938                     1,122
  Vital Signs, Inc.                             34,215                     1,119
* Digimarc Corp.                                83,956                     1,117
* Gulfmark Offshore, Inc.                       79,745                     1,116
* OpenTV Corp.                                 332,899                     1,115
  Midland Co.                                   47,051                     1,111
* Input/Output, Inc.                           245,752                     1,108
* Portal Software, Inc.                        164,251                     1,105
* Entrust, Inc.                                270,900                     1,105
* Komag, Inc.                                   75,235                     1,101
  Building Materials Holding Corp.              70,685                     1,098
  Standard Commercial Tobacco Co.               54,597                     1,096
  Camden National Corp.                         36,078                     1,095
  Lakeland Bancorp, Inc.                        67,954                     1,091
* Astec Industries, Inc.                        88,565                     1,087
* Saga Communications, Inc.                     58,589                     1,086
* PalmSource, Inc.                              49,644                     1,082
* Stoneridge, Inc.                              71,462                     1,076
  Startek, Inc.                                 26,351                     1,075
* Keynote Systems Inc.                          90,016                     1,071
  First Oak Brook Bancshares, Inc.              35,634                     1,069
  Baldwin & Lyons, Inc. Class B                 38,003                     1,065
* Bioreliance Corp.                             22,143                     1,059
* Peet's Coffee & Tea Inc.                      60,800                     1,058
  Young Innovations, Inc.                       29,400                     1,058
  Integral Systems, Inc.                        49,062                     1,056
* Steiner Leisure Ltd.                          73,724                     1,054
* Aftermarket Technology Corp.                  76,801                     1,054
* Crown Media Holdings, Inc.                   127,200                     1,052
* ImmunoGen, Inc.                              205,458                     1,038
  Peapack Gladstone Financial Corp.             33,452                     1,037
* PRG-Schultz International, Inc.              211,307                     1,035
  Coca-Cola Bottling Co.                        19,354                     1,035
  Farmers Capital Bank Corp.                    30,415                     1,034
* InterCept, Inc.                               91,440                     1,032
* CardioDynamics International Corp.           172,801                     1,032
* Global Power Equipment Group Inc.            154,296                     1,031
  Angelica Corp.                                46,614                     1,026
  United Industrial Corp.                       56,629                     1,022
* Embarcadero Technologies, Inc.                63,640                     1,015
* MTC Technologies, Inc.                        31,500                     1,015
* Tweeter Home
    Entertainment Group, Inc.                  107,207                     1,013
  SJW Corp.                                     11,300                     1,009
* Volt Information Sciences Inc.                44,624                     1,009
  Capstead Mortgage Corp. REIT                  59,754                     1,003
  Pennfed Financial Services, Inc.              29,664                       994
  Blair Corp.                                   40,818                       994
  The Buckle, Inc.                              44,802                       992
  Oshkosh B' Gosh, Inc. Class A                 46,198                       991
* PEC Solutions, Inc.                           57,933                       982
* Palm Harbor Homes, Inc.                       54,895                       981
* AAON, Inc.                                    50,530                       981
  NBC Capital Corp.                             36,634                       977
* iGATE Corp.                                  123,821                       972
* Immunomedics Inc.                            213,046                       971
* Alloy, Inc.                                  186,418                       971
* IXYS Corp.                                   103,625                       969
  Sanderson Farms, Inc.                         24,000                       967
* Semitool, Inc.                                89,979                       965
* Hudson Highland Group, Inc.                   40,400                       964
* Rewards Network Inc.                          90,201                       962
  Gorman-Rupp Co.                               36,114                       953
  Capital Southwest Corp.                       15,300                       949
* Charlotte Russe Holding Inc.                  67,900                       941
* Navigant International, Inc.                  67,900                       940
  Riviana Foods, Inc.                           34,302                       940
  Republic Bancorp, Inc. Class A                47,930                       937
  Shenandoah Telecommunications Co.             18,101                       928
* Blue Rhino Corp.                              66,301                       921
  Advanced Marketing Services                   80,445                       917
* Pozen Inc.                                    89,865                       917
  Lawson Products, Inc.                         27,547                       914
  National Presto Industries, Inc.              25,235                       912
* WatchGuard Technologies, Inc.                155,913                       907

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
* TransMontaigne Inc.                          140,146          $            904
* Monolithic System Technology, Inc.           105,000                       898
* Hollis-Eden Pharmaceuticals, Inc.             81,166                       894
* Lydall, Inc.                                  87,515                       892
  Advanta Corp. Class B                         70,048                       891
  Hanmi Financial Corp.                         44,792                       886
* bebe stores, inc                              33,830                       878
  CoBiz Inc.                                    47,334                       872
* Learning Tree International, Inc.             50,132                       872
* Vail Resorts Inc.                             51,249                       871
* CNA Surety Corp.                              91,453                       870
* Covenant Transport, Inc.                      45,669                       868
  German American Bancorp                       49,133                       860
  Triarc Cos., Inc. Class A                     72,400                       856
  BancFirst Corp.                               14,560                       855
* Boston Communications Group, Inc.             91,192                       847
* Paxson Communications Corp.                  219,640                       846
* Boston Beer Co., Inc. Class A                 45,101                       818
  Citizens 1st Bancorp, Inc.                    35,750                       815
* Atari, Inc.                                  192,952                       810
* Energy Conversion Devices, Inc.               89,683                       810
  CFS Bancorp, Inc.                             54,543                       809
* Skechers U.S.A., Inc.                         99,261                       809
* Radiant Systems, Inc.                         95,196                       801
* National Healthcare Corp.                     39,696                       790
  Stepan Co.                                    30,676                       787
  Syntel, Inc.                                  31,637                       782
* Tier Technologies, Inc.                       94,875                       775
* Gene Logic Inc.                              149,183                       774
* Exact Sciences Corp.                          75,879                       768
* The Great Atlantic &
    Pacific Tea Co., Inc.                       91,395                       768
* P.A.M. Transportation Services, Inc.          35,748                       763
* QAD Inc.                                      61,220                       751
* Gulf Island Fabrication, Inc.                 43,504                       741
  Bay View Capital Corp.                       340,789                       729
* barnesandnoble.com inc                       244,967                       723
* Drexler Technology Corp.                      52,820                       722
* Party City Corp.                              56,294                       714
* PC Connection, Inc.                           85,324                       714
* McLeod USA Inc.                              479,600                       710
* Medical Staffing Network Holdings, Inc.       63,991                       701
* Specialty Laboratories, Inc.                  41,200                       692
* CompuCom Systems, Inc.                       131,508                       689
* Infonet Services Corp.                       401,299                       682
  Computer Programs and Systems, Inc.           33,140                       667
* Wesco International, Inc.                     74,685                       661
* Vastera, Inc.                                164,423                       658
* Martha Stewart Living Omnimedia, Inc.         66,700                       657
* Powell Industries, Inc.                       34,120                       653
* 1-800 CONTACTS, Inc.                          31,110                       653
* Beasley Broadcast Group, Inc.                 39,710                       652
  Alico, Inc.                                   18,718                       651
* Del Laboratories, Inc.                        25,937                       648
* Ulticom, Inc.                                 67,000                       647
* Neoforma, Inc.                                60,400                       643
* MedQuist, Inc.                                39,627                       636
* GSI Commerce, Inc.                            64,699                       632
* Virage Logic Corp.                            61,762                       628
* NetRatings, Inc.                              54,600                       624
* Kirkland's, Inc.                              35,250                       623
* Arena Pharmaceuticals, Inc.                   98,953                       614
  Franklin Financial Corp.                      19,842                       610
  PMA Capital Corp. Class A                    117,006                       599
  NL Industries, Inc.                           50,900                       596
* Shoe Carnival, Inc.                           33,451                       595
* Dril-Quip, Inc.                               36,490                       595
  Royal Bancshares
    of Pennsylvania, Inc.                       23,281                       594
* General Binding Corp.                         32,207                       580
  Advanta Corp. Class A                         44,380                       576
* Collins & Aikman Corp.                       133,099                       576
  Deb Shops, Inc.                               25,600                       550
* Guess?, Inc.                                  45,525                       549
  Acadia Realty Trust REIT                      43,199                       540
  Ingles Markets, Inc.                          52,549                       540
* Lannett Company, Inc.                         31,701                       533
* Brucker BioSciences Corp.                    113,978                       519
  Dover Downs Gaming &
    Entertainment, Inc.                         54,527                       516
* Mothers Work, Inc.                            20,826                       508
* FTD, Inc.                                     20,250                       499
  Arden Group Inc. Class A                       6,307                       489
* The Boyds Collection, Ltd.                   111,191                       473
* Pegasystems Inc.                              54,192                       467
* Galyan's Trading Co.                          36,393                       438
  Curtiss-Wright Corp. Class B                   9,600                       431
* Restoration Hardware, Inc.                    88,263                       419
* NASSDA Corp.                                  47,963                       348
  Crawford & Co. Class B                        45,567                       322
* McDATA Corp.                                  29,100                       277
* Alliance Imaging, Inc.                        74,100                       274
* ICT Group, Inc.                               22,400                       263
  Tecumseh Products Co. Class B                  5,200                       245
* Dynacq Healthcare, Inc                        31,190                       240
  Urstadt Biddle Properties REIT                16,400                       223
  Bandag, Inc. Class A                           4,500                       182
* Raytech Corp.                                 42,594                       141

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                            SHARES                     (000)
--------------------------------------------------------------------------------
  HEICO Corp. Class A                            9,710          $            136
* Revlon, Inc. Class A                          60,274                       135
* Insurance Auto Auctions, Inc.                  3,529                        46
* SureBeam Corp.                               157,211                        34
* Magnum Hunter Resources Inc.
    Warrants Exp. 3/21/2005                     36,400                        20
* Microstrategy Inc.
    Warrants Exp. 6/24/2007                     11,775                         3
* Optical Cable Corp.
    Warrants Exp. 10/24/2007                       953                         2
  Timco Aviation Services, Inc.
    8.00%, 1/2/2007 Cvt                         11,722                         1
* CSF Holdings Inc. Contingent
    Litigation Rights                           29,125                        --
* ProcureNet, Inc.                             136,100                        --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $5,260,263)                           $      7,019,949
--------------------------------------------------------------------------------
                                                            FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (6.1%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.06%, 1/14/2004                                  $    2,000          1,999
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  0.98%, 1/2/2004                                         34,863         34,863
  0.99%, 1/2/2004--Note E                                390,557        390,557
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $427,419 )               $       427,419
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (105.8%) (Cost $5,687,682)                    $     7,447,368
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.8%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     58,162
Security Lending Collateral
  Payable to Brokers--Note E                                           (390,557)
Other Liabilities                                                       (77,458)
                                                                ----------------
                                                                $      (409,853)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%) $7,037,515
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 5.9%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)  Security has been segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.



--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                 $     6,294,219
Overdistributed Net Investment Income                                    (7,071)
Accumulated Net Realized Losses                                      (1,009,586)
Unrealized Appreciation
  Investment Securities                                               1,759,686
  Futures Contracts                                                         267
--------------------------------------------------------------------------------
NET ASSETS $7,037,515
================================================================================
Investor Shares--Net Assets
  Applicable to 215,519,024 outstanding $.001
    par value shares of beneficial interest
      (unlimited authorization)                                 $     4,870,517
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                     $         22.60
================================================================================
Admiral Shares--Net Assets
  Applicable to 46,731,224 outstanding $.001
    par value shares of beneficial interest
      (unlimited authorization)                                 $     1,056,102
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                      $         22.60
================================================================================
Institutional Shares--Net Assets
  Applicable to 49,134,957 outstanding $.001
    par value shares of beneficial interest
      (unlimited authorization)                                 $     1,110,896
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                $         22.61
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                     SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
--------------------------------------------------------------------------------
* Novell, Inc.                                 542,353          $          5,706
* PMC Sierra Inc.                              247,600                     4,989
* International Rectifier Corp.                 93,146                     4,602
* Rite Aid Corp.                               748,621                     4,522
* Sirius Satellite Radio, Inc.               1,400,659                     4,426
* Foundry Networks, Inc.                       156,468                     4,281
  GTECH Holdings Corp.                          86,180                     4,265
* Cognizant Technology Solutions Corp.          91,346                     4,169
* Rambus Inc.                                  127,917                     3,927
* DaVita, Inc.                                  96,545                     3,765
* Mid Atlantic Medical Services, Inc.           57,753                     3,742
* Red Hat, Inc.                                199,324                     3,741
* Cypress Semiconductor Corp.                  171,776                     3,669
* XM Satellite Radio Holdings, Inc.            136,812                     3,606
  Catellus Development Corp.                   143,015                     3,450
  The Chicago Mercantile Exchange               47,476                     3,435
* Western Digital Corp.                        287,625                     3,391
* Arrow Electronics, Inc.                      146,360                     3,387
  Donaldson Co., Inc.                           56,613                     3,349
* American Tower Corp. Class A                 303,802                     3,287
* ImClone Systems, Inc.                         81,199                     3,220
* Pharmaceutical Resources, Inc.                49,048                     3,195
  Applebee's International, Inc.                81,030                     3,182
  Certegy, Inc.                                 96,096                     3,152
* Fisher Scientific International Inc.          75,898                     3,140
* Monster Worldwide Inc.                       140,413                     3,083
* Getty Images, Inc.                            61,014                     3,059
* ITT Educational Services, Inc.                65,077                     3,057
* AMR Corp.                                    230,655                     2,987
  PerkinElmer, Inc.                            174,804                     2,984
* Sepracor Inc.                                123,000                     2,943
* Renal Care Group, Inc.                        71,416                     2,942
  Waddell & Reed Financial, Inc.               120,162                     2,819
* Polycom, Inc.                                143,510                     2,801
  Polaris Industries, Inc.                      31,475                     2,788
* Neurocrine Biosciences, Inc.                  51,012                     2,782
  Medicis Pharmaceutical Corp.                  38,812                     2,767
* Education Management Corp.                    88,042                     2,733
* Edwards Lifesciences Corp.                    89,896                     2,704
  CBRL Group, Inc.                              70,630                     2,702
* O'Reilly Automotive, Inc.                     70,383                     2,700
* Barnes & Noble, Inc.                          82,128                     2,698
  Ruby Tuesday, Inc.                            94,180                     2,683
* Applied Micro Circuits Corp.                 442,494                     2,646
* UnitedGlobalCom Inc. Class A                 310,291                     2,631
* Varco International, Inc.                    127,293                     2,626
* Ultra Petroleum Corp.                        105,621                     2,600
* Integrated Device Technology Inc.            151,126                     2,595
  Autodesk, Inc.                               105,360                     2,590
* Mettler-Toledo International Inc.             61,272                     2,586
  Roper Industries Inc.                         52,235                     2,573
* Stericycle, Inc.                              54,754                     2,557
* The Corporate Executive Board Co.             54,764                     2,556
* Sonus Networks, Inc.                         335,267                     2,535
* Gen-Probe Inc.                                69,464                     2,533
  Graco, Inc.                                   63,130                     2,532
* Advanced Fibre Communications, Inc.          124,312                     2,505
* Martek Biosciences Corp.                      37,948                     2,465
  Oshkosh Truck Corp.                           48,258                     2,463
* Avocent Corp.                                 67,212                     2,455
* Semtech Corp.                                106,612                     2,423
* Invitrogen Corp.                              34,609                     2,423
  UCBH Holdings, Inc.                           61,951                     2,414
* Covance, Inc.                                 89,395                     2,396
* Atmel Corp.                                  398,323                     2,394
* Andrx Group                                   99,263                     2,386
* Pacific Sunwear of California, Inc.          112,798                     2,382
* Integrated Circuit Systems, Inc.              83,489                     2,379
  Regis Corp.                                   60,173                     2,378
* Cymer, Inc.                                   50,970                     2,354
* Earthlink, Inc.                              232,964                     2,330
* Protein Design Labs, Inc.                    129,118                     2,311
* IDEXX Laboratories Corp.                      49,798                     2,305
  Patina Oil & Gas Corp.                        46,526                     2,279
  Claire's Stores, Inc.                        120,824                     2,276
* STERIS Corp.                                 100,646                     2,275
* Performance Food Group Co.                    62,798                     2,271
* Apria Healthcare Group Inc.                   79,428                     2,261
* BearingPoint, Inc.                           222,782                     2,248
* Human Genome Sciences, Inc.                  168,770                     2,236
* Valassis Communications, Inc.                 75,464                     2,215
* Respironics, Inc.                             48,843                     2,202
  Church & Dwight, Inc.                         55,511                     2,198
* Accredo Health, Inc.                          69,327                     2,191
* Cytyc Corp.                                  159,242                     2,191
* Ascential Software Corp.                      84,345                     2,187
* Acxiom Corp.                                 117,770                     2,187
* Grant Prideco, Inc.                          167,460                     2,180
* Varian Semiconductor
    Equipment Associates, Inc.                  49,889                     2,180
* DeVry, Inc.                                   86,295                     2,169
* J.B. Hunt Transport Services, Inc.            80,262                     2,168
* Charles River Laboratories, Inc.              62,815                     2,156
  Cooper Cos., Inc.                             45,545                     2,147
* Navistar International Corp.                  44,815                     2,146

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                     SHARES                     (000)
--------------------------------------------------------------------------------
* Affiliated Managers Group, Inc.               30,830          $          2,145
* Western Wireless Corp. Class A               116,646                     2,142
* Techne Corp.                                  56,105                     2,120
* The Yankee Candle Co., Inc.                   77,514                     2,118
* Affymetrix, Inc.                              85,546                     2,105
  Jack Henry & Associates Inc.                 102,011                     2,099
* Varian, Inc.                                  49,333                     2,059
* Brocade Communications
    Systems, Inc.                              355,431                     2,054
* OmniVision Technologies, Inc.                 37,098                     2,050
* INAMED Corp.                                  42,531                     2,044
* Marvel Enterprises Inc.                       70,197                     2,043
  Helmerich & Payne, Inc.                       72,730                     2,031
* Hot Topic, Inc.                               68,945                     2,031
* CACI International, Inc.                      41,655                     2,025
* FMC Technologies Inc.                         86,145                     2,007
* Hovnanian Enterprises Inc.
    Class A                                     22,921                     1,996
* Netscreen Technologies, Inc.                  80,346                     1,989
* Avid Technology, Inc.                         41,055                     1,971
* Pharmaceutical Product
    Development, Inc.                           73,015                     1,969
* Nextel Partners, Inc.                        145,728                     1,960
  Engineered Support
    Systems, Inc.                               35,525                     1,956
* NII Holdings Inc.                             26,182                     1,954
  W Holding Co., Inc.                          104,686                     1,948
* Tetra Tech, Inc.                              78,186                     1,944
* Key Energy Services, Inc.                    188,274                     1,941
* Emmis Communications, Inc.                    71,577                     1,936
* ResMed Inc.                                   46,561                     1,934
* Linens 'n Things, Inc.                        64,129                     1,929
* United Defense Industries Inc.                60,424                     1,926
* Tom Brown, Inc.                               59,497                     1,919
  Global Payments Inc.                          40,551                     1,911
  ADTRAN Inc.                                   61,562                     1,908
* Scotts Co.                                    32,148                     1,902
* Cree, Inc.                                   106,400                     1,882
* Avnet, Inc.                                   86,779                     1,880
  East West Bancorp, Inc.                       34,882                     1,872
* Skyworks Solutions, Inc.                     215,073                     1,871
* Plantronics, Inc.                             57,247                     1,869
* Dade Behring Holdings Inc.                    52,243                     1,867
  Joy Global Inc.                               71,081                     1,859
  International Bancshares Corp.                39,186                     1,848
* DoubleClick Inc.                             179,476                     1,834
* OSI Pharmaceuticals, Inc.                     56,814                     1,830
* Arbitron Inc.                                 43,666                     1,822
* NBTY, Inc.                                    67,533                     1,814
* Take-Two Interactive
    Software, Inc.                              62,822                     1,810
* Evergreen Resources, Inc.                     55,666                     1,810
  Station Casinos, Inc.                         59,064                     1,809
* Vitesse Semiconductor Corp.                  307,582                     1,806
* Silicon Valley Bancshares                     50,035                     1,805
* Amkor Technology, Inc.                        98,446                     1,793
* P.F. Chang's China Bistro, Inc.               34,921                     1,777
* CEC Entertainment Inc.                        37,333                     1,769
* Trimble Navigation Ltd.                       47,261                     1,760
* GrafTech International Ltd.                  129,963                     1,755
* FLIR Systems, Inc.                            48,019                     1,753
* Cabot Microelectronics Corp.                  35,610                     1,745
* Hyperion Solutions Corp.                      57,815                     1,743
* Alkermes, Inc.                               128,998                     1,741
* Kronos, Inc.                                  43,819                     1,736
* Sonic Corp.                                   56,522                     1,731
* Lexar Media, Inc.                             98,980                     1,725
* Copart, Inc.                                 104,277                     1,721
* The Medicines Co.                             58,046                     1,710
* Interdigital
    Communications Corp.                        82,012                     1,693
* Silicon Laboratories Inc.                     39,096                     1,690
  Strayer Education, Inc.                       15,516                     1,689
* SCP Pool Corp.                                51,258                     1,675
* Tractor Supply Co.                            42,954                     1,670
  Herman Miller, Inc.                           68,716                     1,668
* Landstar System, Inc.                         43,828                     1,667
* Crown Castle International Corp.             150,641                     1,662
* Amylin Pharmaceuticals, Inc.                  74,678                     1,659
* Swift Transportation Co., Inc.                78,679                     1,654
  Southwest Bancorporation
    of Texas, Inc.                              42,054                     1,634
* Charter Communications, Inc.                 406,371                     1,634
* IGEN International, Inc.                      27,611                     1,627
* Macromedia, Inc.                              90,896                     1,622
  Mentor Corp.                                  67,385                     1,621
* Sylvan Learning Systems, Inc.                 56,270                     1,620
* VISX Inc.                                     69,661                     1,613
* Panera Bread Co.                              40,644                     1,607
  Ryland Group, Inc.                            18,066                     1,601
* Alliance Data Systems Corp.                   57,698                     1,597
  Cognex Corp.                                  56,426                     1,593
* Alliance Gaming Corp.                         64,401                     1,587
* Akamai Technologies, Inc.                    147,370                     1,584
* UNOVA, Inc.                                   68,880                     1,581
* LifePoint Hospitals, Inc.                     53,437                     1,574
  Invacare Corp.                                38,827                     1,567
* Micrel, Inc.                                 100,527                     1,566
* Sybron Dental Specialties, Inc.               55,484                     1,559
* Waste Connections, Inc.                       41,156                     1,554
* Cerner Corp.                                  40,935                     1,549
* Cumulus Media Inc.                            69,514                     1,529
* Brooks Automation, Inc.                       62,747                     1,517
  Thor Industries, Inc.                         26,921                     1,513

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                     SHARES                     (000)
--------------------------------------------------------------------------------
* Timberland Co.                                28,881          $          1,504
  Fred's, Inc.                                  48,187                     1,493
* The Titan Corp.                               68,005                     1,483
* AMERIGROUP Corp.                              34,677                     1,479
  Western Gas Resources, Inc.                   31,301                     1,479
* Kroll Inc.                                    56,612                     1,472
* Axcelis Technologies, Inc.                   143,609                     1,468
* Anteon International Corp.                    40,632                     1,465
* Applera Corp.-Celera
    Genomics Group                             104,862                     1,459
* Mentor Graphics Corp.                         99,994                     1,454
  Diagnostic Products Corp.                     31,289                     1,436
* Power Integrations, Inc.                      42,851                     1,434
* FileNET Corp.                                 52,933                     1,433
* Odyssey Healthcare, Inc.                      48,948                     1,432
* Abgenix, Inc.                                114,905                     1,432
* Quiksilver, Inc.                              80,139                     1,421
* Telik, Inc.                                   61,577                     1,417
  Chesapeake Energy Corp.                      104,241                     1,416
* Catalina Marketing Corp.                      69,713                     1,405
* PETCO Animal Supplies, Inc.                   45,770                     1,394
  Ethan Allen Interiors, Inc.                   33,233                     1,392
  Matthews International Corp.                  46,648                     1,380
* Bio-Rad Laboratories, Inc.
    Class A                                     23,932                     1,380
  MSC Industrial Direct Co., Inc.
    Class A                                     50,176                     1,380
  Jefferies Group, Inc.                         41,730                     1,378
  ADVO, Inc.                                    43,344                     1,377
* VCA Antech, Inc.                              44,150                     1,368
* Silicon Storage Technology, Inc.             123,610                     1,360
  Winnebago Industries, Inc.                    19,738                     1,357
* Macrovision Corp.                             59,965                     1,355
  Provident Financial Services Inc.             71,395                     1,349
  Hilb, Rogal and Hamilton Co.                  41,884                     1,343
* Gemstar-TV Guide
    International, Inc.                        265,852                     1,343
* Wynn Resorts Ltd.                             47,732                     1,337
* Scientific Games Corp.                        78,546                     1,336
  John Wiley & Sons Class A                     51,287                     1,335
  Airgas, Inc.                                  62,128                     1,335
  Delta & Pine Land Co.                         52,442                     1,332
* Dionex Corp.                                  28,741                     1,323
* Hecla Mining Co.                             158,874                     1,317
* Westport Resources Corp.                      43,842                     1,309
  NDCHealth Corp.                               51,047                     1,308
* TriQuint Semiconductor, Inc.                 184,479                     1,304
* Wilson Greatbatch
    Technologies, Inc.                          30,632                     1,295
* Cost Plus, Inc.                               31,547                     1,293
* Advanced Neuromodulation
    Systems, Inc.                               27,956                     1,285
* Endo Pharmaceuticals
    Holdings, Inc.                              66,700                     1,285
* Priority Healthcare Corp. Class B             53,205                     1,283
* AirTran Holdings, Inc.                       107,796                     1,283
* Simpson Manufacturing Co.                     25,035                     1,273
* American Eagle Outfitters, Inc.               77,427                     1,270
* CommScope, Inc.                               77,094                     1,259
* Urban Outfitters, Inc.                        33,878                     1,255
  Select Medical Corp.                          77,096                     1,255
* Cal Dive International, Inc.                  51,795                     1,249
* Aspect Communications Corp.                   78,922                     1,244
* United Online, Inc.                           74,026                     1,243
* Commonwealth Telephone
    Enterprises, Inc.                           32,884                     1,241
* McDATA Corp. Class A                         129,674                     1,236
* Southwestern Energy Co.                       51,487                     1,231
* Internet Security Systems, Inc.               64,805                     1,220
  Black Box Corp.                               26,296                     1,211
* Dycom Industries, Inc.                        45,086                     1,209
* Advanced Digital
    Information Corp.                           86,298                     1,208
* RSA Security Inc.                             84,968                     1,207
  FactSet Research Systems Inc.                 31,525                     1,205
* Unit Corp.                                    50,397                     1,187
* Rare Hospitality International Inc.           48,445                     1,184
* Esperion Therapeutics, Inc.                   34,056                     1,179
* CNET Networks, Inc.                          172,574                     1,177
* eFunds Corp.                                  67,671                     1,174
  St. Mary Land & Exploration Co.               41,082                     1,171
* Maverick Tube Corp.                           60,629                     1,167
* MGI Pharma, Inc.                              28,278                     1,164
* Tuesday Morning Corp.                         38,432                     1,163
  Wintrust Financial Corp.                      25,738                     1,161
  Ametek, Inc.                                  23,932                     1,155
* Hollywood Entertainment Corp.                 83,746                     1,152
* Asyst Technologies, Inc.                      66,314                     1,151
* Technitrol, Inc.                              55,181                     1,144
  HON Industries, Inc.                          26,401                     1,144
* Men's Wearhouse, Inc.                         45,608                     1,141
* Borland Software Corp.                       117,194                     1,140
* Vertex Pharmaceuticals, Inc.                 111,395                     1,140
* Newfield Exploration Co.                      25,473                     1,135
* Navigant Consulting, Inc.                     59,737                     1,127
* Coeur D'Alene Mines Corp.                    194,001                     1,121
* ILEX Oncology, Inc.                           52,664                     1,119
* Digital Insight Corp.                         44,898                     1,118
* Ariba, Inc.                                  371,260                     1,114
* IDT Corp. Class B                             48,148                     1,114
  Florida Rock Industries, Inc.                 20,261                     1,111
* Journal Register Co.                          53,514                     1,108
* F5 Networks, Inc.                             44,100                     1,107
* Toll Brothers, Inc.                           27,798                     1,105

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                     SHARES                     (000)
--------------------------------------------------------------------------------
* Investment Technology Group, Inc.             68,414          $          1,105
* Aeropostale, Inc.                             40,224                     1,103
* Tekelec                                       70,896                     1,102
* Nektar Therapeutics                           80,728                     1,099
* Watson Wyatt & Co. Holdings                   45,277                     1,093
* AmSurg Corp.                                  28,793                     1,091
* CUNO Inc.                                     24,218                     1,091
* Informatica Corp.                            105,628                     1,088
* American Italian Pasta Co.                    25,911                     1,086
* Anixter International Inc.                    41,897                     1,084
* The Sports Authority, Inc.                    28,200                     1,083
* MKS Instruments, Inc.                         37,298                     1,082
* Crown Holdings, Inc.                         119,354                     1,081
  Tootsie Roll Industries, Inc.                 29,997                     1,080
* Knight Trading Group, Inc.                    73,761                     1,080
* McDermott International, Inc.                 90,270                     1,079
* NPS Pharmaceuticals Inc.                      34,598                     1,064
* MAXIMUS, Inc.                                 27,160                     1,063
* United Surgical
    Partners International, Inc.                31,583                     1,057
* Dobson Communications Corp.                  160,805                     1,056
* Penn National Gaming, Inc.                    45,763                     1,056
* Plexus Corp.                                  61,421                     1,055
  Christopher & Banks Corp.                     53,855                     1,052
  Heartland Express, Inc.                       43,422                     1,050
  John H. Harland Co.                           38,437                     1,049
* Kulicke & Soffa Industries, Inc.              72,404                     1,041
* Fossil, Inc.                                  37,100                     1,039
* ATMI, Inc.                                    44,699                     1,034
* Rogers Corp.                                  23,394                     1,032
* Ligand Pharmaceuticals Inc.
    Class B                                     70,237                     1,032
* Coherent, Inc.                                43,047                     1,025
* Progress Software Corp.                       49,992                     1,023
* Nabi Biopharmaceuticals                       80,288                     1,020
* DSP Group Inc.                                40,947                     1,020
* Northwest Airlines Corp. Class A              80,678                     1,018
* Veeco Instruments, Inc.                       35,999                     1,015
* Kos Pharmaceuticals, Inc.                     23,432                     1,009
* Cray Inc.                                    101,561                     1,009
* Manhattan Associates, Inc.                    36,475                     1,008
  CVB Financial Corp.                           52,168                     1,006
* Aeroflex, Inc.                                85,860                     1,004
  Delta Air Lines, Inc.                         84,772                     1,001
* Exar Corp.                                    58,563                     1,000
* Choice Hotel International, Inc.              28,332                       999
* GlobespanVirata, Inc.                        168,910                       993
* Ask Jeeves, Inc.                              54,636                       990
* Argosy Gaming Co.                             38,041                       989
* Lin TV Corp.                                  38,259                       987
* Rayovac Corp.                                 46,964                       984
* Electronics for Imaging, Inc.                 37,796                       983
* Oceaneering International, Inc.               35,031                       981
* Eon Labs, Inc.                                19,232                       980
* Microsemi Corp.                               39,797                       978
* Kirby Corp.                                   27,931                       974
* American Healthways Inc.                      40,800                       974
  HCC Insurance Holdings, Inc.                  30,594                       973
* ProQuest Co.                                  32,699                       963
* Openwave Systems Inc.                         87,472                       962
* EGL, Inc.                                     54,663                       959
* InterMune Inc.                                41,348                       958
* eSPEED, Inc. Class A                          40,889                       957
* Dick's Sporting Goods, Inc.                   19,600                       954
* Sinclair Broadcast Group, Inc.                63,637                       949
* NetFlix.com, Inc.                             17,348                       949
* CONMED Corp.                                  39,847                       948
* Inveresk Research Group Inc.                  38,310                       947
* CoStar Group, Inc.                            22,704                       946
  PolyMedica Corp.                              35,862                       944
* Cyberonics, Inc.                              29,448                       943
* Photon Dynamics, Inc.                         23,369                       940
* TIBCO Software Inc.                          137,790                       933
* Grey Wolf, Inc.                              249,162                       932
* Cirrus Logic                                 121,410                       931
  Perrigo Co.                                   59,228                       931
* Websense, Inc.                                31,799                       930
* Conexant Systems, Inc.                       186,988                       929
* Mykrolis Corp.                                57,695                       928
* ValueClick, Inc.                             102,012                       926
* MicroStrategy Inc.                            17,599                       924
* Ultratech, Inc.                               31,446                       924
  Grey Global Group Inc.                         1,337                       913
* eResearch Technology, Inc.                    35,723                       908
* United Natural Foods, Inc.                    25,285                       908
* Littelfuse, Inc.                              31,498                       908
* Altiris, Inc.                                 24,850                       907
* NeighborCare Inc.                             45,700                       903
* Verity, Inc.                                  54,044                       902
* Knight Transportation, Inc.                   35,088                       900
* Monaco Coach Corp.                            37,799                       900
  New Century Financial Corp.                   22,646                       898
* Vicuron Pharmaceuticals Inc.                  48,050                       896
* Cincinnati Bell Inc.                         176,620                       892
  K-Swiss, Inc.                                 37,034                       891
* Select Comfort Corp.                          35,900                       889
* Headwaters Inc.                               45,084                       885
* Photronics Inc.                               44,389                       884
* Digital River, Inc.                           39,998                       884
* Symyx Technologies, Inc.                      43,013                       884
* Secure Computing Corp.                        49,133                       880
* RealNetworks, Inc.                           153,561                       877
* Dendrite International, Inc.                  55,563                       871
* Actel Corp.                                   35,997                       868

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                     SHARES                     (000)
--------------------------------------------------------------------------------
* Pacer International, Inc.                     42,898          $            867
* USI Holdings Corp.                            66,140                       863
* ANSYS, Inc.                                   21,729                       863
* Quest Software, Inc.                          60,296                       856
* Dot Hill Systems Corp.                        56,501                       856
* American Pharmaceuticals
    Partners, Inc.                              25,100                       843
* Too Inc.                                      49,677                       839
* Thoratec Corp.                                64,430                       838
* InfoSpace, Inc.                               36,200                       834
* Vignette Corp.                               367,318                       834
  United Community Banks, Inc.                  25,325                       833
* Connetics Corp.                               45,864                       833
* Apex Silver Mines Ltd.                        39,748                       831
* Shuffle Master, Inc.                          23,990                       831
  Boston Private
    Financial Holdings, Inc.                    33,405                       830
* Genesis Microchip Inc.                        45,900                       828
* K-V Pharmaceutical Co. Class A                32,447                       827
* Advanced Medical Optics, Inc.                 42,003                       825
* Orbital Sciences Corp.                        68,459                       823
* Primus Telecommunications
    Group, Inc.                                 80,369                       818
* Adolor Corp.                                  40,820                       817
* Forward Air Corp.                             29,464                       810
* ScanSource, Inc.                              17,694                       807
* Spinnaker Exploration Co.                     24,997                       807
* Leapfrog Enterprises, Inc.                    30,332                       805
* FuelCell Energy, Inc.                         61,800                       803
* Pinnacle Systems, Inc.                        94,052                       802
* FEI Co.                                       35,652                       802
* TTM Technologies, Inc.                        47,470                       801
  Bank Mutual Corp.                             70,313                       801
* Wright Medical Group, Inc.                    26,187                       797
* Resources Connection, Inc.                    29,132                       796
* SRA International, Inc.                       18,400                       793
* Centene Corp.                                 28,301                       793
* WMS Industries, Inc.                          30,234                       792
* Advanced Energy Industries, Inc.              30,315                       790
* Digene Corp.                                  19,666                       789
  IMC Global Inc.                               79,128                       786
* Credence Systems Corp.                        59,700                       786
* XOMA Ltd.                                    118,200                       780
* Bright Horizons
    Family Solutions, Inc.                      18,500                       777
* Financial Federal Corp.                       25,431                       777
  Helix Technology Corp.                        37,734                       777
* S1 Corp.                                      96,369                       776
* Interactive Data Corp.                        46,828                       775
* Entravision Communications Corp.              69,846                       775
* Micromuse Inc.                               111,978                       773
  Sterling Bancshares, Inc.                     57,498                       766
* Guitar Center, Inc.                           23,432                       763
  Surewest Communications                       18,870                       763
* ESS Technology, Inc.                          44,699                       760
* Magma Design Automation, Inc.                 32,548                       760
* TETRA Technologies, Inc.                      31,290                       758
* Transaction Systems
    Architects, Inc.                            33,493                       758
  Millennium Chemicals, Inc.                    59,774                       758
* Sotheby's Holdings Class A                    55,355                       756
* Superior Energy Services, Inc.                80,312                       755
* InVision Technologies, Inc.                   22,468                       754
* Intuitive Surgical, Inc.                      44,123                       754
* Enzon Pharmaceuticals, Inc.                   62,832                       754
* Perot Systems Corp.                           55,918                       754
* AtheroGenics, Inc.                            50,164                       750
* Extreme Networks, Inc.                       104,007                       750
* Tularik, Inc.                                 46,080                       744
* Packeteer, Inc.                               43,630                       741
* Magnum Hunter Resources Inc.                  77,850                       740
  Barra, Inc.                                   20,844                       740
* The Gymboree Corp.                            42,832                       738
* Steel Dynamics, Inc.                          31,399                       738
* Global Imaging Systems, Inc.                  23,198                       737
  Rollins, Inc.                                 32,647                       736
* Entegris Inc.                                 57,264                       736
* 7-Eleven, Inc.                                45,600                       732
* ArthroCare Corp.                              29,828                       731
* Epicor Software Corp.                         57,140                       729
* Atrix Laboratories, Inc.                      30,298                       728
* WebEx Communications, Inc.                    36,200                       728
* Korn/Ferry International                      54,399                       726
* Retek Inc.                                    77,985                       724
* Labor Ready, Inc.                             54,970                       720
* Integra LifeSciences Holdings                 25,113                       719
* Mercury Computer Systems, Inc.                28,864                       719
* Cytec Industries, Inc.                        18,700                       718
  Park Electrochemical Corp.                    27,099                       718
* Frontier Airlines, Inc.                       50,328                       718
* MEMC Electronic Materials, Inc.               74,568                       717
* BioMarin Pharmaceutical Inc.                  92,212                       716
* Wabash National Corp.                         24,226                       710
* Ventana Medical Systems, Inc.                 18,000                       709
  C & D Technologies, Inc.                      36,863                       707
* Haemonetics Corp.                             29,538                       706
* MICROS Systems, Inc.                          16,232                       704
* Movie Gallery, Inc.                           37,627                       703
* Multimedia Games Inc.                         17,100                       702
  Arrow International, Inc.                     28,064                       701
* LTX Corp.                                     46,599                       700
* Encore Acquisition Co.                        28,411                       700
* Agile Software Corp.                          70,562                       699
* Powerwave Technologies, Inc.                  91,211                       698

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                     SHARES                     (000)
--------------------------------------------------------------------------------
  Forest City Enterprise Class A                14,664          $            697
* Onyx Pharmaceuticals, Inc.                    24,651                       696
* ON Semiconductor Corp.                       107,450                       693
  CARBO Ceramics Inc.                           13,509                       692
* E.piphany Inc.                                96,021                       692
  Connecticut Bancshares, Inc.                  13,416                       691
* Merit Medical Systems, Inc.                   30,967                       689
* Cubist Pharmaceuticals, Inc.                  56,214                       684
* Hanover Compressor Co.                        61,300                       683
  Cabot Oil & Gas Corp.                         23,282                       683
* CIMA Labs Inc.                                20,897                       682
* Paxar Corp.                                   50,779                       680
* Remec, Inc.                                   80,900                       680
* Applied Films Corp.                           20,542                       678
  Inter-Tel, Inc.                               27,132                       678
* Genta Inc.                                    65,096                       678
* Triad Guaranty, Inc.                          13,428                       676
* VistaCare, Inc.                               19,232                       676
  AptarGroup Inc.                               17,332                       676
* West Corp.                                    29,080                       676
* The Warnaco Group, Inc.                       42,348                       675
* Kopin Corp.                                  100,576                       675
* Finisar Corp.                                215,400                       674
* Per-Se Technologies, Inc.                     43,971                       671
* FTI Consulting, Inc.                          28,664                       670
* Sycamore Networks, Inc.                      127,824                       670
* Teletech Holdings Inc.                        59,000                       667
* FormFactor Inc.                               33,594                       665
  G & K Services, Inc. Class A                  18,090                       665
* Silicon Image, Inc.                           91,920                       665
* The Advisory Board Co.                        19,000                       663
* Medarex, Inc.                                106,460                       663
* Hibbett Sporting Goods, Inc.                  22,198                       662
* Impax Laboratories, Inc.                      45,599                       656
* Benchmark Electronics, Inc.                   18,848                       656
* j2 Global Communications, Inc.                26,468                       656
* Advent Software, Inc.                         37,599                       655
* webMethods, Inc.                              71,462                       654
* Eclipsys Corp.                                56,014                       652
* Interwoven Inc                                51,340                       649
* JDA Software Group, Inc.                      39,229                       648
* ExpressJet Holdings, Inc.                     43,064                       646
* ScanSoft, Inc.                               120,800                       643
* Transkaryotic Therapies, Inc.                 40,600                       634
* Quicksilver Resources, Inc.                   19,598                       633
* Insituform Technologies Inc.
    Class A                                     38,263                       631
* IDT Corp.                                     28,500                       631
* The Goodyear Tire & Rubber Co.                79,838                       628
* IDX Systems Corp.                             23,300                       625
* Wind River Systems Inc.                       71,243                       624
* American Medical
    Systems Holdings, Inc.                      28,603                       624
* Elizabeth Arden, Inc.                         31,215                       622
* Gartner, Inc. Class B                         56,999                       620
* PTEK Holdings, Inc.                           70,385                       620
* R.H. Donnelley Corp.                          15,549                       619
* Enzo Biochem, Inc.                            34,584                       619
* Inspire Pharmaceuticals, Inc.                 43,580                       617
* ViaSat, Inc.                                  32,199                       616
* Actuant Corp.                                 17,000                       615
* Biosite Inc.                                  21,194                       613
* HomeStore, Inc.                              129,331                       612
* SonicWALL, Inc.                               78,342                       611
* Meritage Corp.                                 9,214                       611
* Remington Oil & Gas Corp.                     30,942                       609
* At Road, Inc.                                 45,764                       609
* W-H Energy Services, Inc.                     37,497                       607
* Therasense, Inc.                              29,900                       607
* CTI Molecular Imaging, Inc.                   35,800                       605
* Papa John's International, Inc.               18,118                       605
  Harleysville National Corp.                   20,081                       604
* ICU Medical, Inc.                             17,583                       603
* Salix Pharmaceuticals, Ltd.                   26,456                       600
* United Therapeutics Corp.                     26,100                       599
* Priceline.com, Inc.                           32,997                       591
* ManTech International Corp.                   23,600                       589
* PSS World Medical, Inc.                       48,450                       585
* Artisan Components, Inc.                      28,500                       584
* Big 5 Sporting Goods Corp.                    27,864                       584
* Right Management Consultants, Inc.            31,264                       583
* SERENA Software, Inc.                         31,762                       583
* Cable Design Technologies Corp.               64,799                       583
  AMCOL International Corp.                     28,700                       580
* aQuantive, Inc.                               56,045                       574
* Spanish Broadcasting System, Inc.             54,550                       573
  MacDermid, Inc.                               16,721                       573
* The Neiman Marcus Group, Inc. Class B         11,446                       572
* Pixelworks, Inc.                              51,600                       570
* Sharper Image Corp.                           17,432                       569
* KEMET Corp.                                   41,494                       568
* Insight Enterprises, Inc.                     30,013                       564
* Excel Technology, Inc.                        17,112                       562
* Align Technology, Inc.                        33,707                       556
* SafeNet, Inc.                                 18,050                       555
* Alleghany Corp.                                2,496                       555
* aaiPharma Inc.                                22,099                       555
* Trimeris, Inc.                                26,432                       554
* Kyphon Inc.                                   22,326                       554
  Blyth, Inc.                                   17,200                       554

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                     SHARES                     (000)
--------------------------------------------------------------------------------
* Standard Microsystem Corp.                    21,899          $            554
* Identix, Inc.                                124,491                       554
* Old Dominion Freight Line, Inc.               16,253                       554
* Lionbridge Technologies, Inc.                 57,635                       554
  Oakley, Inc.                                  39,950                       553
  Fremont General Corp.                         32,585                       551
* Lattice Semiconductor Corp.                   56,900                       551
* LabOne, Inc.                                  16,929                       550
* Manugistics Group, Inc.                       87,800                       549
* Intergraph Corp.                              22,914                       548
* Itron, Inc.                                   29,637                       544
* Immucor Inc.                                  26,675                       544
* Alaris Medical, Inc.                          35,698                       543
* Newpark Resources, Inc.                      113,075                       542
* Parametric Technology Corp.                  137,205                       541
* SeaChange International, Inc.                 35,100                       541
* Continental Airlines, Inc.Class B             33,131                       539
* Jo-Ann Stores, Inc.                           26,396                       538
* Gateway, Inc.                                116,889                       538
* Enterasys Networks, Inc.                     143,361                       538
* Lawson Software Inc.                          65,279                       537
* Avanex Corp.                                 107,369                       536
* Hydrill Co.                                   22,383                       536
  Cubic Corp.                                   23,170                       533
* Intermagnetics General Corp.                  23,974                       531
* ValueVision Media, Inc.                       31,708                       530
* K-V Pharmaceutical Co. Class B                20,400                       529
  EDO Corp.                                     21,389                       527
* Energy Partners, Ltd.                         37,888                       526
* Harris Interactive Inc.                       63,128                       524
* Mediacom Communications Corp.                 60,146                       521
* California Pizza Kitchen, Inc.                25,900                       521
* SurModics, Inc.                               21,812                       521
* Power-One, Inc.                               48,080                       521
* West Marine, Inc.                             18,677                       519
* Opsware, Inc.                                 70,050                       518
* Keystone Automotive Industries, Inc.          20,400                       517
* Possis Medical Inc.                           26,170                       517
* Wireless Facilities, Inc.                     34,764                       517
* The Children's Place
    Retail Stores, Inc.                         19,205                       513
* Concord Communications, Inc.                  25,705                       513
  PrivateBancorp, Inc.                          11,264                       513
* Verso Technologies, Inc.                     160,003                       512
* Planar Systems, Inc.                          21,042                       512
* Atwood Oceanics, Inc.                         16,000                       511
* Young Broadcasting Inc.                       25,500                       511
* Zoran Corp.                                   29,385                       511
* SupportSoft, Inc.                             38,750                       510
* Daktronics, Inc.                              20,200                       508
  Hollinger International, Inc.                 32,512                       508
* Coinstar, Inc.                                27,949                       505
* RehabCare Group, Inc.                         23,699                       504
* CompuCredit Corp.                             23,675                       504
* Quantum Corp.                                160,899                       502
* Group 1 Automotive, Inc.                      13,831                       501
* Gartner, Inc. Class A                         44,144                       499
* Netegrity, Inc.                               48,322                       498
* NetIQ Corp.                                   37,500                       497
* Noven Pharmaceuticals, Inc.                   32,535                       496
* Cleveland-Cliffs Inc.                          9,672                       493
* Red Robin Gourmet Burgers                     16,115                       490
* Electro Scientific Industries, Inc.           20,554                       489
* Pharmacopeia, Inc.                            34,378                       489
  Wabtec Corp.                                  28,500                       486
* Prima Energy Corp.                            13,791                       485
  Arctic Cat, Inc.                              19,552                       483
* Tejon Ranch Co.                               11,759                       482
* Accredited Home Lenders Holding Co.           15,742                       482
* Myriad Genetics, Inc.                         37,100                       477
* Harmonic, Inc.                                65,692                       476
* Genesco, Inc.                                 31,465                       476
* TiVo Inc.                                     64,196                       475
* The Dress Barn, Inc.                          31,663                       475
* Ceradyne, Inc.                                13,865                       472
* 4Kids Entertainment Inc.                      18,131                       472
  Royal Gold, Inc.                              22,398                       469
  Aaron Rents, Inc. Class B                     23,248                       468
* Zoll Medical Corp.                            13,100                       465
* CMGI Inc.                                    261,061                       465
* Echelon Corp.                                 41,554                       463
* Cell Genesys, Inc.                            35,760                       463
* Isle of Capri Casinos, Inc.                   21,550                       463
* OraSure Technologies, Inc.                    57,800                       460
* Brightpoint, Inc.                             26,655                       460
* Pre-Paid Legal Services, Inc.                 17,593                       460
* Electronics Boutique Holdings Corp.           20,032                       459
* Westell Technologies, Inc.                    72,608                       458
* II-VI, Inc.                                   17,723                       457
* Wild Oats Markets Inc.                        35,300                       456
* Sapient Corp.                                 81,171                       455
* SonoSite, Inc.                                21,200                       454
* The Neiman Marcus Group, Inc.
    Class A                                      8,443                       453
* Exult Inc.                                    63,416                       451
* Sterling Financial Corp. (Spokane)            13,121                       449
* Autobytel Inc.                                49,138                       446
* GameStop Corp.                                28,864                       445
* Plains Resources Inc.                         27,708                       445

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                     SHARES                     (000)
--------------------------------------------------------------------------------
  Main Street Banks, Inc.                       16,757          $            444
* Anaren, Inc.                                  31,330                       442
* Rainbow Technologies, Inc.                    39,254                       442
* EPIX Medical, Inc.                            26,992                       439
* ActivCard Corp.                               55,597                       438
* Transmeta Corp.                              128,270                       436
* Rudolph Technologies, Inc.                    17,763                       436
* Exelixis, Inc.                                61,462                       435
* Lone Star Technologies, Inc.                  27,163                       434
* Tyler Technologies, Inc.                      44,668                       430
* Spherion Corp.                                43,799                       429
* MatrixOne, Inc.                               69,420                       428
* Time Warner Telecom Inc.                      42,200                       427
* Cell Therapeutics, Inc.                       49,030                       427
  Talx Corp.                                    18,520                       427
* Net2Phone, Inc.                               62,425                       424
* USANA Health Sciences, Inc.                   13,845                       424
* Ameristar Casinos, Inc.                       17,250                       422
* Bombay Co.                                    51,846                       422
  Westcorp, Inc.                                11,500                       420
* Digitas Inc.                                  44,959                       419
* Commercial Capital Bancorp., Inc.             19,560                       419
* Dendreon Corp.                                51,913                       418
* Denbury Resources, Inc.                       29,916                       416
* Corixa Corp.                                  68,810                       415
* AMC Entertainment, Inc.                       27,300                       414
  Umpqua Holdings Corp.                         19,850                       413
* Integrated Silicon Solution, Inc.             26,330                       412
* Inet Technologies, Inc.                       34,246                       411
* MemberWorks, Inc.                             15,091                       410
  Franklin Electric, Inc.                        6,766                       409
* Information Holdings Inc.                     18,449                       408
* FreeMarkets, Inc.                             60,773                       407
* PalmOne, Inc.                                 34,595                       406
* Chattem, Inc.                                 22,698                       406
* Ixia                                          34,500                       404
* Federal Agricultural
    Mortgage Corp. Class C                      12,600                       403
* Trex Co., Inc.                                10,600                       403
* PAREXEL International Corp.                   24,708                       402
* William Lyon Homes, Inc.                       6,400                       402
* Concurrent Computer Corp.                     91,700                       401
* Metrologic Instruments, Inc.                  14,809                       400
* Molecular Devices Corp.                       20,906                       397
* Synaptics Inc.                                26,500                       397
* Siliconix, Inc.                                8,632                       394
* Genesee & Wyoming Inc. Class A                12,500                       394
* Silicon Graphics, Inc.                       287,300                       394
* AMN Healthcare Services, Inc.                 22,739                       390
  Kenneth Cole Productions, Inc.                13,149                       387
* Forrester Research, Inc.                      21,500                       384
* Pericom Semiconductor Corp.                   36,010                       384
* A.C. Moore Arts & Crafts, Inc.                19,850                       382
* Keane, Inc.                                   26,100                       382
* Intrado Inc.                                  17,398                       382
* Computer Network Technology Corp.             39,950                       381
* Lexicon Genetics Inc.                         64,600                       380
* Teledyne Technologies, Inc.                   20,178                       380
* MTR Gaming Group Inc.                         36,898                       380
* MSC.Software Corp.                            40,050                       378
* Citizens, Inc.                                40,120                       378
* CV Therapeutics, Inc.                         25,784                       378
* SciClone Pharmaceuticals, Inc.                55,394                       376
* Universal Display Corp.                       27,400                       375
* Steven Madden, Ltd.                           18,350                       374
  Vector Group Ltd.                             22,865                       373
* Tanox, Inc.                                   25,100                       373
* CorVel Corp.                                   9,900                       372
* Sunrise Senior Living, Inc.                    9,608                       372
* Group 1 Software, Inc.                        20,999                       370
  PFF Bancorp, Inc.                             10,160                       369
* J. Jill Group, Inc.                           28,957                       368
* The Wet Seal, Inc. Class A                    37,049                       366
* Geron Corp.                                   36,660                       366
* Concur Technologies, Inc.                     37,730                       365
* Antigenics, Inc.                              32,130                       364
* Cole National Corp. Class A                   18,171                       363
* Salem Communications Corp.                    13,300                       361
* CCC Information Services Group                21,274                       360
  Keithley Instruments Inc.                     19,615                       359
* EPIQ Systems, Inc.                            20,900                       358
* Safeguard Scientifics, Inc.                   88,454                       357
* Maxygen Inc.                                  33,400                       355
* Tollgrade Communications, Inc.                19,999                       351
* Diversa Corp.                                 37,900                       351
* Presstek, Inc.                                48,131                       350
* 1-800-FLOWERS.COM, Inc.                       31,583                       349
* Playboy Enterprises, Inc. Class B             21,600                       349
* Verint Systems Inc.                           15,450                       349
* ChipPAC, Inc.                                 45,800                       348
* Insight Communications Co., Inc.              33,714                       348
  Curtiss-Wright Corp.                           7,700                       346
  S.Y. Bancorp, Inc.                            16,847                       345
  BEI Technologies, Inc.                        17,208                       344
* Mattson Technology, Inc.                      27,909                       341
* Central European
    Distribution Corp.                          10,770                       340
  Gray Television, Inc.                         22,486                       340
  Penn Virginia Corp.                            6,100                       339
* Serologicals Corp.                            18,200                       339

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                     SHARES                     (000)
--------------------------------------------------------------------------------
* Stratex Networks, Inc.                        79,624          $            338
* Verisity Ltd.                                 26,518                       338
* Closure Medical Corp.                          9,932                       337
  Penn Engineering &
    Manufacturing Corp.                         17,700                       337
  Frontier Oil Corp.                            19,351                       333
  World Fuel Services Corp.                      9,803                       333
* Stein Mart, Inc.                              39,899                       329
* FalconStor Software, Inc.                     37,600                       329
* Plug Power, Inc.                              45,324                       329
* American Management Systems, Inc.             21,786                       328
* Stamps.com Inc.                               52,931                       328
  Net.Bank, Inc.                                24,550                       328
* General Communication, Inc.                   37,453                       326
* Kensey Nash Corp.                             14,000                       326
* Lightbridge, Inc.                             35,700                       325
* PDF Solutions, Inc.                           21,800                       325
* WFS Financial, Inc.                            7,646                       325
* Conceptus, Inc.                               30,364                       322
  Bank of the Ozarks, Inc.                      14,300                       322
* Renaissance Learning, Inc.                    13,350                       321
* Imagistics International Inc.                  8,533                       320
* iPayment Holdings, Inc.                        9,411                       320
  Bowne & Co., Inc.                             23,563                       320
* Triton PCS, Inc.                              57,250                       319
  Scottish Annuity &
    Life Holdings, Ltd.                         15,371                       319
* Portfolio Recovery
    Associates, Inc.                            12,000                       319
* Regeneron Pharmaceuticals, Inc.               21,564                       317
* Drugstore.com, Inc.                           57,210                       315
* Neoware Systems, Inc.                         22,997                       315
* White Electronic Designs Corp.                35,600                       313
* infoUSA Inc.                                  42,200                       313
* Columbia Laboratories Inc.                    49,700                       313
* Zymogenetics, Inc.                            20,116                       312
* The TriZetto Group, Inc.                      48,100                       310
* Portal Software, Inc.                         45,957                       309
* NCI Building Systems, Inc.                    12,941                       309
* SeeBeyond Technology Corp.                    72,000                       309
* OpenTV Corp.                                  91,619                       307
* Entrust, Inc.                                 75,156                       307
* Isis Pharmaceuticals, Inc.                    46,992                       305
* Astec Industries, Inc.                        24,846                       305
* Komag, Inc.                                   20,782                       304
* Digimarc Corp.                                22,844                       304
  Sonic Automotive, Inc.                        13,148                       301
* Comstock Resources, Inc.                      15,600                       301
* Keynote Systems Inc.                          25,050                       298
* Champion Enterprises, Inc.                    42,423                       297
* Albany Molecular Research, Inc.               19,764                       297
* Saga Communications, Inc.                     16,001                       296
  Integral Systems, Inc.                        13,698                       295
* America West Holdings Corp.
    Class B                                     23,656                       293
* Bioreliance Corp.                              6,132                       293
* PalmSource, Inc.                              13,413                       292
* Global Power Equipment Group Inc.             43,400                       290
* Peet's Coffee & Tea Inc.                      16,573                       289
* Steiner Leisure Ltd.                          20,174                       288
  Young Innovations, Inc.                        8,000                       288
* ESCO Technologies Inc.                         6,566                       287
* Mesa Air Group Inc.                           22,699                       283
* PRIMEDIA Inc.                                100,072                       283
  The Trust Co. of New Jersey                    7,100                       282
* Finish Line, Inc.                              9,400                       282
* New Focus, Inc.                               55,900                       281
  CTS Corp.                                     24,399                       281
  Max Re Capital Ltd.                           12,500                       281
* MTC Technologies, Inc.                         8,700                       280
* Embarcadero Technologies, Inc.                17,550                       280
  Oshkosh B' Gosh, Inc. Class A                 13,027                       280
* CardioDynamics International Corp.            46,790                       279
  Peapack Gladstone Financial Corp.              9,010                       279
  Hudson River Bancorp. Inc.                     7,100                       277
* Terayon Communications Systems, Inc.          61,080                       275
* Systems & Computer Technology Corp.           16,805                       275
* Alexion Pharmaceuticals, Inc.                 16,100                       274
* Semitool, Inc.                                25,500                       273
* AAON, Inc.                                    14,024                       272
* Rewards Network Inc.                          25,500                       272
* Palm Harbor Homes, Inc.                       15,198                       272
* IXYS Corp.                                    28,998                       271
* Immunomedics Inc.                             59,200                       270
  Lindsay Manufacturing Co.                     10,575                       267
  Gabelli Asset Management Inc.                  6,700                       267
* PEC Solutions, Inc.                           15,700                       266
* Charlotte Russe Holding Inc.                  19,100                       265
* MRO Software Inc.                             19,616                       264
* Mobile Mini, Inc.                             13,199                       260
* Pozen Inc.                                    25,499                       260
* Core Laboratories NV                          15,187                       253
* Blue Rhino Corp.                              18,200                       253
* WatchGuard Technologies, Inc.                 43,168                       251
* Corvis Corp.                                 147,600                       251
* Hollis-Eden Pharmaceuticals, Inc.             22,649                       249
* Learning Tree International, Inc.             14,200                       247

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                     SHARES                     (000)
--------------------------------------------------------------------------------
* Monolithic System Technology, Inc.            28,700          $            245
* OSI Systems Inc.                              12,700                       244
* bebe stores, inc                               9,350                       243
  Old Second Bancorp, Inc.                       4,900                       243
* Silgan Holdings, Inc.                          5,683                       242
  Triarc Cos., Inc. Class A                     20,300                       240
* Paxson Communications Corp.                   62,200                       239
  CoBiz Inc.                                    12,968                       239
* Covenant Transport, Inc.                      12,500                       238
* Incyte Corp.                                  34,152                       234
* Boston Beer Co., Inc. Class A                 12,800                       232
  Brookfield Homes Corp.                         9,000                       232
  Troy Financial Corp.                           6,600                       231
* Regent Communications, Inc.                   35,900                       228
* Energy Conversion Devices, Inc.               25,162                       227
* Vicor Corp.                                   19,799                       226
* Atari, Inc.                                   53,747                       226
* Radiant Systems, Inc.                         26,600                       224
* Oplink Communications, Inc.                   91,686                       219
  Syntel, Inc.                                   8,860                       219
* PRAECIS Pharmaceuticals Inc.                  33,899                       218
* Exact Sciences Corp.                          21,299                       216
* McDATA Corp.                                  22,400                       213
* Gene Logic Inc.                               40,750                       211
  The Nautilus Group, Inc.                      14,965                       210
* Gulfmark Offshore, Inc.                       14,700                       206
* Drexler Technology Corp.                      15,000                       205
* Hawthorne Financial Corp.                      7,300                       204
* QAD Inc.                                      16,660                       204
* Party City Corp.                              16,050                       204
* Input/Output, Inc.                            45,085                       203
  Gibraltar Steel                                8,021                       202
* Heidrick & Struggles
    International, Inc.                          9,182                       200
  Cohu, Inc.                                    10,399                       199
* barnesandnoble.com inc                        67,334                       199
  Republic Bancshares, Inc.                      6,299                       198
* Global Industries Ltd.                        38,430                       198
* Medical Staffing
    Network Holdings, Inc.                      18,009                       197
* Oil States International, Inc.                14,130                       197
* PC Connection, Inc.                           23,338                       195
* Playtex Products, Inc.                        24,600                       190
* Navigators Group, Inc.                         6,099                       188
* NeoPharm, Inc.                                10,240                       188
* Talk America Holdings, Inc.                   16,275                       187
* DuPont Photomasks, Inc.                        7,699                       186
  Computer Programs and
    Systems, Inc.                                9,200                       185
* Vastera, Inc.                                 46,100                       184
* ImmunoGen, Inc.                               36,400                       184
* 1-800 CONTACTS, Inc.                           8,700                       183
* Martha Stewart Living
    Omnimedia, Inc.                             18,500                       182
* Avatar Holding, Inc.                           4,894                       181
* Del Laboratories, Inc.                         7,205                       180
* Beasley Broadcast Group, Inc.                 10,900                       179
* MedQuist, Inc.                                11,100                       178
* Ulticom, Inc.                                 18,350                       177
* Alloy, Inc.                                   33,950                       177
  Churchill Downs, Inc.                          4,846                       175
  Franklin Financial Corp.                       5,700                       175
* Audiovox Corp.                                13,530                       174
* Kirkland's, Inc.                               9,800                       173
* GSI Commerce, Inc.                            17,661                       172
* Crown Media Holdings, Inc.                    20,600                       170
* Virage Logic Corp.                            16,700                       170
* NetRatings, Inc.                              14,709                       168
  Hanmi Financial Corp.                          8,200                       162
* General Binding Corp.                          8,799                       158
* Cross Country Healthcare, Inc.                10,562                       158
* CuraGen Corp.                                 21,400                       157
* Guess ?, Inc.                                 12,864                       155
* Boston Communications Group, Inc.             16,315                       152
* Fisher Communications, Inc.                    2,958                       151
* Lannett Company, Inc.                          8,934                       150
* Gentiva Health Services, Inc.                 11,842                       150
* RC2 Corp.                                      7,100                       147
* SPSS, Inc.                                     8,199                       147
* FTD, Inc.                                      5,791                       143
  Coca-Cola Bottling Co.                         2,659                       142
* Brucker BioSciences Corp.                     31,065                       141
  Arden Group Inc. Class A                       1,800                       140
  Sanderson Farms, Inc.                          3,451                       139
* Gulf Island Fabrication, Inc.                  8,165                       139
* Mothers Work, Inc.                             5,600                       137
* The Boyds Collection, Ltd.                    30,810                       131
* Pegasystems Inc.                              15,179                       131
* Metris Cos., Inc.                             29,422                       131
* Parker Drilling Co.                           47,729                       122
* Restoration Hardware, Inc.                    24,200                       115
  Bel Fuse, Inc. Class B                         3,400                       111
  Vital Signs, Inc.                              3,299                       108
* Dril-Quip, Inc.                                6,599                       108
* Infonet Services Corp.                        56,934                        97
* Specialty Laboratories, Inc.                   5,700                        96
* NASSDA Corp.                                  12,850                        93
* iGATE Corp.                                   11,788                        93
  Shenandoah Telecommunications Co.              1,800                        92
  Curtiss-Wright Corp. Class B                   2,000                        90
* Vail Resorts Inc.                              5,218                        89

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                     SHARES                     (000)
--------------------------------------------------------------------------------
* Shoe Carnival, Inc.                            4,900          $             87
* Skechers U.S.A., Inc.                         10,100                        82
* P.A.M. Transportation Services, Inc.           3,650                        78
* Alliance Imaging, Inc.                        20,400                        75
* ICT Group, Inc.                                6,100                        72
* Dynacq Healthcare, Inc                         8,400                        65
* Neoforma, Inc.                                 5,700                        61
* Revlon, Inc. Class A                          18,000                        40
* SureBeam Corp.                                90,150                        19
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $754,267)                             $        935,029
--------------------------------------------------------------------------------
                                                            FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.4%)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
  1.07%, 1/2/2004                                     $    2,000          2,000
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  0.98%, 1/2/2004                                          3,119          3,119
  0.99%, 1/2/2004--Note E                                 26,915         26,915
-------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $32,034)                          32,034
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.3%) (Cost $786,301)                              967,063
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.3%)
--------------------------------------------------------------------------------
Receivables for Investment Securities Sold                               20,185
Other Assets--Note B                                                      4,597
Security Lending Collateral Payable to Brokers--Note E                  (26,915)
Payables for Capital Shares Redeemed                                    (22,699)
Other Liabilities                                                        (5,675)
                                                                ----------------
                                                                $       (30,507)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $       936,556
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.

--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                 $       859,694
Overdistributed Net Investment Income                                      (732)
Accumulated Net Realized Losses                                        (103,168)
Unrealized Appreciation                                                 180,762
--------------------------------------------------------------------------------
NET ASSETS                                                      $       936,556
================================================================================
Investor Shares--Net Assets
Applicable to 69,344,328 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       906,824
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                     $         13.08
================================================================================
Institutional Shares--Net Assets
Applicable to 2,270,911 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $        29,732
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                $         13.09
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                      SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
* NTL Inc.                                     214,766          $         14,980
  United States Steel Corp.                    286,641                    10,038
  Friedman, Billings, Ramsey Group, Inc.       342,447                     7,904
  Precision Castparts Corp.                    173,157                     7,863
* PacifiCare Health Systems, Inc.              115,890                     7,834
  Alliant Energy Corp.                         306,338                     7,628
  Boise Cascade Corp.                          227,960                     7,491
* AmeriCredit Corp.                            433,730                     6,909
  Developers Diversified Realty Corp. REIT     203,702                     6,838
  Mack-Cali Realty Corp. REIT                  161,233                     6,711
  Chelsea Property Group REIT                  119,830                     6,568
  The Macerich Co. REIT                        145,978                     6,496
  United Dominion Realty Trust REIT            333,164                     6,397
  Martin Marietta Materials, Inc.              135,768                     6,377
  BorgWarner, Inc.                              74,952                     6,376
  Great Plains Energy, Inc.                    192,003                     6,110
  Ryder System, Inc.                           176,026                     6,011
  Sky Financial Group, Inc.                    229,932                     5,965
  Pentair, Inc.                                130,134                     5,947
  Webster Financial Corp.                      126,668                     5,809
  Valeant Pharmaceuticals International        230,582                     5,799
  OGE Energy Corp.                             236,633                     5,724
* Reliant Resources, Inc.                      776,087                     5,712
  Colonial BancGroup, Inc.                     327,758                     5,677
  Philadelphia Suburban Corp.                  255,993                     5,658
  Cullen/Frost Bankers, Inc.                   135,674                     5,504
  Washington Federal Inc.                      193,401                     5,493
  First American Corp.                         182,961                     5,447
  Rayonier Inc.                                130,664                     5,424
* Sybase, Inc.                                 263,000                     5,413
  Mills Corp. REIT                             122,999                     5,412
  Arden Realty Group, Inc. REIT                175,941                     5,338
  American Capital Strategies, Ltd.            179,085                     5,324
  National Fuel Gas Co.                        214,451                     5,241
  Federal Realty Investment Trust REIT         136,131                     5,226
  Snap-On Inc.                                 161,861                     5,218
  Cabot Corp.                                  162,687                     5,180
  Carlisle Co., Inc.                            85,064                     5,177
* Calpine Corp.                              1,063,128                     5,114
  Vectren Corp.                                207,001                     5,103
  American Financial Realty Trust REIT         299,172                     5,101
  StanCorp Financial Group, Inc.                80,794                     5,080
  Chesapeake Energy Corp.                      370,301                     5,029
  Peabody Energy Corp.                         120,080                     5,009
  Thornburg Mortgage, Inc. REIT                183,397                     4,989
  Harsco Corp.                                 112,933                     4,949
* Louisiana-Pacific Corp.                      275,760                     4,931
  Hawaiian Electric Industries Inc.            103,966                     4,925
  AGL Resources Inc.                           168,019                     4,889
* AnnTaylor Stores Corp.                       125,157                     4,881
  Ventas, Inc. REIT                            220,320                     4,847
  Camden Property Trust REIT                   109,105                     4,833
  IKON Office Solutions, Inc.                  406,161                     4,817
  Health Care Inc. REIT                        133,501                     4,806
  Annaly Mortgage Management Inc. REIT         260,988                     4,802
  Pan Pacific Retail
    Properties, Inc. REIT                      100,265                     4,778
  CenterPoint
    Properties Corp. REIT                       63,649                     4,767
* Borders Group, Inc.                          214,815                     4,709
  CNF Inc.                                     137,647                     4,666
  Lubrizol Corp.                               142,917                     4,648
  BancorpSouth, Inc.                           195,773                     4,644
  Independence Community Bank Corp.            128,932                     4,638
* Invitrogen Corp.                              66,233                     4,636
* Big Lots Inc.                                324,458                     4,611
  Hudson United Bancorp                        124,218                     4,590
  IndyMac Bancorp, Inc. REIT                   154,000                     4,588
  BRE Properties Inc. Class A REIT             136,656                     4,564
  F.N.B. Corp.                                 128,157                     4,543
* Allmerica Financial Corp.                    147,160                     4,528
  Westamerica Bancorporation                    90,709                     4,508
  Cummins Inc.                                  91,994                     4,502
  CBL & Associates Properties, Inc. REIT        79,595                     4,497
* Service Corp. International                  833,933                     4,495
  The South Financial Group, Inc.              161,187                     4,491
* Allegheny Energy, Inc.                       351,371                     4,484
  Crescent Real Estate, Inc. REIT              261,647                     4,482
* Activision, Inc.                             244,455                     4,449
* BJ's Wholesale Club, Inc.                    193,563                     4,444
  ONEOK, Inc.                                  200,799                     4,434
* Andrew Corp.                                 383,525                     4,415
  WPS Resources Corp.                           95,341                     4,408
  Whitney Holdings Corp.                       106,361                     4,360
  Massey Energy Co.                            209,027                     4,348
* American Axle &
    Manufacturing Holdings, Inc.               107,450                     4,343
  Arch Coal, Inc.                              138,504                     4,317
  CarrAmerica Realty Corp. REIT                144,767                     4,311
  Furniture Brands
    International Inc.                         146,981                     4,311
* Yellow Roadway Corp.                         118,489                     4,286

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                      SHARES                     (000)
--------------------------------------------------------------------------------
  Peoples Energy Corp.                         101,744          $          4,277
  Lee Enterprises, Inc.                         97,840                     4,271
  Shurgard Storage Centers,
    Inc. Class A REIT                          112,230                     4,225
  Healthcare Realty Trust Inc. REIT            116,632                     4,170
  IPC Holdings Ltd.                            106,963                     4,165
  Realty Income Corp. REIT                     104,124                     4,165
  NICOR Inc.                                   122,178                     4,159
* The Neiman Marcus Group,
    Inc. Class A                                77,393                     4,154
  Briggs & Stratton Corp.                       61,292                     4,131
  ArvinMeritor, Inc.                           171,001                     4,125
* Navistar International Corp.                  85,757                     4,107
* The MONY Group Inc.                          130,298                     4,077
  HON Industries, Inc.                          93,975                     4,071
  Westar Energy, Inc.                          200,427                     4,059
  York International Corp.                     110,219                     4,056
  Trustmark Corp.                              138,327                     4,049
  Crane Co.                                    131,617                     4,046
  Piedmont Natural Gas, Inc.                    93,073                     4,045
* Newfield Exploration Co.                      90,617                     4,036
* Zale Corp.                                    75,839                     4,035
* Kinder Morgan Management, LLC                 93,607                     4,021
  Old National Bancorp                         175,979                     4,021
  UGI Corp. Holding Co.                        118,387                     4,013
  Reader's Digest Association, Inc.            273,581                     4,011
* AGCO Corp.                                   198,320                     3,994
  HRPT Properties Trust REIT                   394,582                     3,981
  First Midwest Bancorp, Inc.                  122,660                     3,975
  Standard Pacific Corp.                        81,298                     3,947
  Cooper Tire & Rubber Co.                     184,126                     3,937
* Toll Brothers, Inc.                           98,763                     3,927
  Reckson Associates Realty Corp. REIT         160,725                     3,906
  Kennametal, Inc.                              98,145                     3,901
  MDC Holdings, Inc.                            60,389                     3,895
  Trizec Properties, Inc. REIT                 250,661                     3,860
  Duquesne Light Holdings, Inc.                208,261                     3,820
  Raymond James Financial, Inc.                101,173                     3,814
* Forest Oil Corp.                             133,038                     3,801
  AmerUs Group Co.                             108,481                     3,794
  Visteon Corp.                                362,856                     3,777
* United Stationers, Inc.                       91,969                     3,763
  WGL Holdings Inc.                            134,818                     3,747
  Highwood Properties, Inc. REIT               147,287                     3,741
  First BanCorp Puerto Rico                     94,384                     3,733
* American Greetings Corp. Class A             170,296                     3,724
  The Timken Co.                               185,375                     3,719
  Thomas & Betts Corp.                         162,258                     3,714
  Media General, Inc. Class A                   56,987                     3,710
  Greater Bay Bancorp                          129,977                     3,702
  First Industrial Realty Trust REIT           109,349                     3,691
  Essex Property Trust, Inc. REIT               56,565                     3,633
* Terex Corp.                                  127,301                     3,626
  Beazer Homes USA, Inc.                        36,899                     3,604
* Avnet, Inc.                                  165,962                     3,595
  Lancaster Colony Corp.                        79,543                     3,592
  Prentiss Properties Trust REIT               108,317                     3,573
* Hercules, Inc.                               292,384                     3,567
  Reinsurance Group of America, Inc.            92,128                     3,561
  SL Green Realty Corp. REIT                    86,503                     3,551
* Tommy Hilfiger Corp.                         238,781                     3,536
* Pediatrix Medical Group, Inc.                 63,865                     3,518
  Alexander & Baldwin, Inc.                    103,450                     3,485
  HCC Insurance Holdings, Inc.                 109,117                     3,470
  Imation Corp.                                 98,600                     3,466
  Park National Corp.                           30,502                     3,451
  Worthington Industries, Inc.                 191,007                     3,444
* CMS Energy Corp.                             399,896                     3,407
  Chittenden Corp.                             101,244                     3,406
  IDEX Corp.                                    81,797                     3,402
  Pennsylvania REIT                             92,677                     3,364
  Trinity Industries, Inc.                     109,061                     3,363
  Washington REIT                              114,728                     3,350
  Citizens Banking Corp.                       101,973                     3,337
  Pacific Capital Bancorp                       90,530                     3,333
  Minerals Technologies, Inc.                   55,764                     3,304
* United Rentals, Inc.                         170,809                     3,290
  Energen Corp.                                 79,895                     3,278
  Corn Products International, Inc.             95,027                     3,274
  Commercial Federal Corp.                     122,150                     3,263
  MAF Bancorp, Inc.                             77,728                     3,257
  Home Properties of New York, Inc. REIT        80,298                     3,243
  Extended Stay America, Inc.                  223,882                     3,242
  Great Lakes Chemical Corp.                   119,201                     3,241
  GATX Corp.                                   115,751                     3,239
  The Brink's Co.                              143,058                     3,235
  United Bankshares, Inc.                      103,656                     3,234
* Flowserve Corp.                              153,263                     3,200
* Scholastic Corp.                              93,935                     3,198
  Nationwide Health Properties, Inc. REIT      163,197                     3,191
  Callaway Golf Co.                            188,629                     3,178
* Crown Castle International Corp.             288,100                     3,178
  IDACORP, Inc.                                105,964                     3,170
  The Pep Boys (Manny, Moe & Jack)             138,440                     3,166
  The Toro Co.                                  67,925                     3,152
  PNM Resources Inc.                           111,662                     3,138

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                      SHARES                     (000)
--------------------------------------------------------------------------------
* Dynegy, Inc.                                 732,340          $          3,134
  Bob Evans Farms, Inc.                         96,222                     3,123
  Atmos Energy Corp.                           128,053                     3,112
* Cimarex Energy Co.                           115,713                     3,088
  Ferro Corp.                                  113,130                     3,078
  Dillard's Inc.                               187,007                     3,078
  Cousins Properties, Inc. REIT                100,576                     3,078
  Hughes Supply, Inc.                           61,965                     3,075
  Alexandria Real Estate
    Equities, Inc. REIT                         53,058                     3,072
  Clarcor Inc.                                  69,420                     3,061
  Universal Corp. (VA)                          69,265                     3,059
  Cathay General Bancorp                        54,940                     3,059
  Ryland Group, Inc.                            34,424                     3,051
  Kellwood Co.                                  73,620                     3,018
* FMC Corp.                                     88,077                     3,006
  The Phoenix Cos., Inc.                       248,522                     2,992
  Acuity Brands, Inc.                          115,580                     2,982
  Brandywine Realty Trust REIT                 109,860                     2,941
* Premcor, Inc.                                113,053                     2,939
* La Quinta Corp. REIT                         457,800                     2,935
  Olin Corp.                                   145,820                     2,925
  Staten Island Bancorp, Inc.                  129,992                     2,925
  New Jersey Resources Corp.                    75,466                     2,906
  Community First Bankshares, Inc.              99,893                     2,891
  Downey Financial Corp.                        58,113                     2,865
  Platinum Underwriters
    Holdings, Ltd.                              95,446                     2,863
  La-Z-Boy Inc.                                136,443                     2,863
  Banta Corp.                                   70,520                     2,856
  Taubman Co. REIT                             136,864                     2,819
  Werner Enterprises, Inc.                     143,961                     2,806
* Southern Union Co.                           151,975                     2,796
* Stone Energy Corp.                            65,807                     2,794
* Ohio Casualty Corp.                          160,485                     2,786
* Mueller Industries Inc.                       80,847                     2,778
  Skywest, Inc.                                152,487                     2,763
  Flowers Foods, Inc.                          106,535                     2,749
  Albemarle Corp.                               91,565                     2,744
  Impac Mortgage Holdings, Inc. REIT           149,600                     2,724
  Novastar Financial, Inc. REIT                 63,300                     2,719
  TrustCo Bank NY                              206,163                     2,711
  Colonial Properties Trust REIT                68,385                     2,708
  Capital Automotive REIT                       84,391                     2,701
  Autodesk, Inc.                               108,343                     2,663
* Corrections Corp. of America REIT             92,301                     2,661
  Gables Residential Trust REIT                 76,371                     2,653
* Adaptec, Inc.                                300,190                     2,651
* MPS Group, Inc.                              282,998                     2,646
* Arch Capital Group Ltd.                       66,240                     2,640
  Post Properties, Inc. REIT                    94,347                     2,634
  Potlatch Corp.                                75,616                     2,629
  Susquehanna Bancshares, Inc.                 105,058                     2,628
* Tesoro Petroleum Corp.                       179,290                     2,612
  Provident Financial Group, Inc.               81,428                     2,602
  LNR Property Corp.                            52,300                     2,589
  USF Corp.                                     75,553                     2,583
  Superior Industries
    International, Inc.                         59,196                     2,576
* Cytec Industries, Inc.                        66,898                     2,568
  LandAmerica Financial Group, Inc.             49,049                     2,563
* Beverly Enterprises, Inc.                    297,275                     2,554
  Winn-Dixie Stores, Inc.                      254,483                     2,532
  Tupperware Corp.                             145,970                     2,531
* Payless ShoeSource, Inc.                     188,867                     2,531
  Black Hills Corp.                             84,809                     2,530
  Delphi Financial Group, Inc.                  70,193                     2,527
* Ralcorp Holdings, Inc.                        80,222                     2,516
  Kilroy Realty Corp. REIT                      76,707                     2,512
* Chiquita Brands International, Inc.          110,801                     2,496
  First Niagara Financial Group, Inc.          167,020                     2,490
  Reliance Steel & Aluminum Co.                 74,932                     2,488
  Forest City Enterprise Class A                52,100                     2,475
* Atmel Corp.                                  410,600                     2,468
  Brookline Bancorp, Inc.                      160,266                     2,458
* ProAssurance Corp.                            76,300                     2,453
  Commerce Group, Inc.                          62,099                     2,453
* Kansas City Southern                         171,182                     2,451
  Sensient Technologies Corp.                  123,608                     2,444
  Texas Regional Bancshares, Inc.               65,653                     2,429
  Redwood Trust, Inc. REIT                      47,600                     2,420
  BankAtlantic
    Bancorp, Inc. Class A                      127,268                     2,418
  AptarGroup Inc.                               61,942                     2,416
  Allegheny Technologies Inc.                  180,583                     2,387
* Sierra Pacific Resources                     325,218                     2,387
* Philadelphia Consolidated Holding Corp.       48,464                     2,367
  Cleco Corp.                                  131,172                     2,358
* Washington Group International, Inc.          69,383                     2,357
  Albany International Corp.                    69,424                     2,353
  Georgia Gulf Corp.                            81,200                     2,345
  H.B. Fuller Co.                               78,714                     2,341
* Benchmark Electronics, Inc.                   67,129                     2,337
  Federal Signal Corp.                         133,059                     2,331
  Commercial Net Lease Realty REIT             130,475                     2,322
  Avista Corp.                                 127,291                     2,307

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                      SHARES                     (000)
--------------------------------------------------------------------------------
  American Financial Group, Inc.                87,125          $          2,305
  UniSource Energy Corp.                        93,312                     2,301
  Nordson Corp.                                 65,799                     2,272
* Gaylord Entertainment Co.
    Class A                                     76,031                     2,270
  Wolverine World Wide, Inc.                   111,196                     2,266
  Lexington Corporate
    Properties Trust REIT                      112,201                     2,265
  Republic Bancorp, Inc.                       166,457                     2,246
  People's Bank                                 68,782                     2,242
* The Goodyear Tire & Rubber Co.               284,570                     2,237
  Senior Housing
    Properties Trust REIT                      129,787                     2,236
  Alpharma, Inc. Class A                       110,485                     2,221
  R.L.I. Corp.                                  59,230                     2,219
  Crompton Corp.                               309,085                     2,216
  Ametek, Inc.                                  45,881                     2,214
* Hutchinson Technology, Inc.                   71,981                     2,213
* R.H. Donnelley Corp.                          55,441                     2,209
  Northwest Natural Gas Co.                     71,543                     2,200
  Casey's General Stores, Inc.                 124,429                     2,197
  IHOP Corp.                                    56,931                     2,191
* Shaw Group, Inc.                             160,622                     2,188
  Florida East Coast
    Industries, Inc. Class A                    66,086                     2,187
* US Oncology, Inc.                            203,228                     2,187
  Selective Insurance Group                     67,457                     2,183
  Brady Corp. Class A                           53,477                     2,179
  Lennox International Inc.                    130,090                     2,173
  Liberty Corp.                                 48,054                     2,172
  Granite Construction Co.                      92,399                     2,170
* Aztar Corp.                                   96,345                     2,168
* Province Healthcare Co.                      135,207                     2,163
  Texas Industries, Inc.                        58,434                     2,162
* Jack in the Box Inc.                         100,227                     2,141
  Lincoln Electric Holdings, Inc.               86,077                     2,130
  Southwest Gas Corp.                           93,890                     2,108
* BankUnited Financial Corp.                    80,836                     2,085
* SEACOR SMIT Inc.                              49,451                     2,078
* Crown Holdings, Inc.                         229,238                     2,077
* Knight Trading Group, Inc.                   141,475                     2,071
  R & G Financial Corp. Class B                 51,803                     2,062
  Glimcher Realty Trust REIT                    92,100                     2,061
* OM Group, Inc.                                78,678                     2,061
* Kindred Healthcare, Inc.                      39,600                     2,058
  The Manitowoc Co., Inc.                       65,900                     2,056
  Quanex Corp.                                  44,545                     2,054
  CH Energy Group, Inc.                         43,678                     2,049
  Modine Manufacturing Co.                      75,800                     2,045
  First Commonwealth
    Financial Corp.                            142,843                     2,037
  ABM Industries Inc.                          116,698                     2,032
* KEMET Corp.                                  147,990                     2,026
* CSK Auto Corp.                               107,608                     2,020
  Kaydon Corp.                                  77,819                     2,011
  Provident Bankshares Corp.                    68,254                     2,009
  Commercial Metals Co.                         65,877                     2,003
  Manufactured Home
    Communities, Inc. REIT                      52,700                     1,984
  Blyth, Inc.                                   61,504                     1,982
* Sierra Health Services, Inc.                  71,799                     1,971
* Lattice Semiconductor Corp.                  203,197                     1,967
  Fremont General Corp.                        116,158                     1,964
* Genlyte Group, Inc.                           33,633                     1,963
* DRS Technologies, Inc.                        70,488                     1,958
* Armor Holdings, Inc.                          74,399                     1,957
* OMI Corp.                                    219,090                     1,956
  Owens & Minor, Inc. Holding Co.               89,199                     1,954
* First Federal Financial Corp.                 44,753                     1,947
* Alleghany Corp.                                8,736                     1,944
  Arkansas Best Corp.                           61,820                     1,941
* Six Flags, Inc.                              257,349                     1,935
* Continental Airlines, Inc. Class B           118,554                     1,929
  Longs Drug Stores, Inc.                       77,962                     1,929
* Moog Inc.                                     39,000                     1,927
  Delta Air Lines, Inc.                        162,899                     1,924
  USEC Inc.                                    228,927                     1,923
* Alaska Air Group, Inc.                        70,198                     1,916
  Chemical Financial Corp.                      52,543                     1,912
  Tecumseh Products Co. Class A                 39,378                     1,907
* Parametric Technology Corp.                  481,200                     1,896
  Seacoast Financial
    Services Corp.                              69,154                     1,896
  Stewart Information Services Corp.            46,743                     1,895
* Electronics for Imaging, Inc.                 72,540                     1,887
* Jarden Corp.                                  68,977                     1,886
* Gateway, Inc.                                409,821                     1,885
  MB Financial, Inc.                            51,781                     1,885
  Infinity Property & Casualty Corp.            56,817                     1,878
  Sun Communities, Inc. REIT                    48,400                     1,873
* Hain Celestial Group, Inc.                    80,529                     1,869
  Waypoint Financial Corp.                      85,848                     1,862
* Amkor Technology, Inc.                       101,294                     1,845
* Aquila, Inc.                                 542,475                     1,839
  PS Business Parks, Inc. REIT                  44,401                     1,832
  National Penn Bancshares Inc.                 57,029                     1,832
  Community Bank System, Inc.                   37,330                     1,829
* EMCOR Group, Inc.                             41,531                     1,823
  JLG Industries, Inc.                         119,561                     1,821
  Otter Tail Corp.                              67,911                     1,815
  Hollinger International, Inc.                116,199                     1,815

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                      SHARES                     (000)
--------------------------------------------------------------------------------
* CSG Systems International, Inc.              145,158          $          1,813
* Jones Lang Lasalle Inc.                       87,396                     1,812
* THQ Inc.                                     107,071                     1,811
  A.O. Smith Corp.                              51,450                     1,803
  Heritage Property
    Investment Trust REIT                       63,258                     1,800
  Brown Shoe Co., Inc.                          47,367                     1,797
  Summit Properties, Inc. REIT                  74,600                     1,792
  Flagstar Bancorp, Inc.                        83,501                     1,789
* El Paso Electric Co.                         133,967                     1,788
* Conexant Systems, Inc.                       359,074                     1,785
* Newport Corp.                                107,699                     1,780
* Dollar Thrifty
    Automotive Group, Inc.                      68,586                     1,779
  United Auto Group, Inc.                       56,800                     1,778
* Ryan's Family Steak Houses, Inc.             117,033                     1,772
* School Specialty, Inc.                        52,035                     1,770
  Interstate Bakeries Corp.                    124,297                     1,769
  First Citizens BancShares Class A             14,475                     1,759
  A. Schulman Inc.                              82,144                     1,751
  S & T Bancorp, Inc.                           58,558                     1,751
  NBT Bancorp, Inc.                             81,288                     1,743
  Wausau-Mosinee Paper Corp.                   128,860                     1,742
* URS Corp.                                     68,947                     1,724
  Ruddick Corp.                                 96,320                     1,724
* Checkpoint Systems, Inc.                      91,154                     1,724
* Viasys Healthcare Inc.                        83,596                     1,722
  New Century Financial Corp.                   43,400                     1,722
  Herman Miller, Inc.                           70,864                     1,720
  UIL Holdings Corp.                            38,077                     1,717
  Cambrex Corp.                                 67,920                     1,716
* Cincinnati Bell Inc.                         339,389                     1,714
* Amylin Pharmaceuticals, Inc.                  76,856                     1,708
  Spartech Corp.                                69,235                     1,706
  CONSOL Energy, Inc.                           65,650                     1,700
  Schnitzer Steel
    Industries, Inc. Class A                    28,100                     1,700
* Charming Shoppes, Inc.                       314,309                     1,697
  United National Bancorp                       47,201                     1,686
  Amcore Financial, Inc.                        62,268                     1,682
  Landry's Restaurants, Inc.                    64,985                     1,671
* Saxon Capital Inc.                            79,573                     1,667
  Baldor Electric Co.                           72,839                     1,664
  National Health Investors REIT                66,864                     1,664
  Harbor Florida Bancshares, Inc.               55,965                     1,663
  Horace Mann Educators Corp.                  118,554                     1,656
  EastGroup Properties, Inc. REIT               50,963                     1,650
  Glacier Bancorp, Inc.                         50,795                     1,646
* Mindspeed Technologies, Inc.                 239,966                     1,644
  Overseas Shipholding Group Inc.               48,128                     1,639
* Helen of Troy Ltd.                            70,635                     1,635
  Hancock Holding Co.                           29,801                     1,626
  Dime Community Bancshares                     52,796                     1,624
* WCI Communities, Inc.                         78,579                     1,620
* Sola International Inc.                       85,923                     1,615
  Mine Safety Appliances Co.                    20,300                     1,614
  First Charter Corp.                           82,342                     1,610
  Vintage Petroleum, Inc.                      133,766                     1,609
* Triumph Group, Inc.                           44,178                     1,608
  MFA Mortgage Investments, Inc. REIT          164,234                     1,601
  Mid-America Apartment
    Communities, Inc. REIT                      47,501                     1,595
  Boyd Gaming Corp.                             97,982                     1,581
  Longview Fibre Co.                           127,757                     1,578
  UMB Financial Corp.                           33,102                     1,574
  Equity One, Inc. REIT                         93,186                     1,573
  Mid-State Bancshares                          61,801                     1,572
* Stewart Enterprises, Inc.
    Class A                                    276,565                     1,571
  Carpenter Technology Corp.                    52,799                     1,561
  Nu Skin Enterprises, Inc.                     90,984                     1,555
* Esterline Technologies Corp.                  58,299                     1,555
* Price Communications Corp.                   113,029                     1,552
  WD-40 Co.                                     43,800                     1,549
* PolyOne Corp.                                242,307                     1,548
  LaBranche & Co. Inc.                         132,600                     1,547
  Corporate Office
    Properties Trust, Inc. REIT                 73,500                     1,544
  RAIT Investment Trust REIT                    60,234                     1,542
* The Titan Corp.                               70,284                     1,533
  City Holding Co.                              43,780                     1,532
  Regal-Beloit Corp.                            69,494                     1,529
  Arch Chemicals, Inc.                          59,406                     1,524
  Empire District Electric Co.                  69,131                     1,516
  Westcorp, Inc.                                41,472                     1,516
  IMC Global Inc.                              151,982                     1,509
  Keystone Property Trust REIT                  68,101                     1,504
  Sandy Spring Bancorp, Inc.                    40,160                     1,502
  Entertainment Properties Trust REIT           43,190                     1,499
  Alabama National BanCorporation               28,480                     1,497
  Woodward Governor Co.                         26,261                     1,492
  Thomas Industries, Inc.                       42,952                     1,489
  Belden, Inc.                                  70,513                     1,487
  Steelcase Inc.                               103,496                     1,486
  MGE Energy, Inc.                              47,162                     1,486
* Jacuzzi Brands, Inc.                         208,529                     1,478
  Kelly Services, Inc. Class A                  51,800                     1,478
* NCO Group, Inc.                               64,843                     1,476
* TBC Corp.                                     57,196                     1,476

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                      SHARES                     (000)
--------------------------------------------------------------------------------
* Ionics, Inc.                                  46,342          $          1,476
  Corus Bankshares Inc.                         46,730                     1,475
  Watts Water Technologies                      66,301                     1,472
  Glenborough
    Realty Trust, Inc. REIT                     73,353                     1,463
  Irwin Financial Corp.                         46,601                     1,463
* AK Steel Corp.                               286,801                     1,463
* Offshore Logistics, Inc.                      59,547                     1,460
* Perot Systems Corp.                          107,452                     1,448
  Frontier Financial Corp.                      43,624                     1,447
  Tanger Factory
    Outlet Centers, Inc. REIT                   35,539                     1,446
  Cash America International Inc.               68,207                     1,445
  Texas Genco Holdings, Inc.                    44,375                     1,442
  The Laclede Group, Inc.                       50,315                     1,436
  Ethan Allen Interiors, Inc.                   34,213                     1,433
  MCG Capital Corp.                             73,410                     1,432
* Houston Exploration Co.                       39,000                     1,424
  Universal Forest Products, Inc.               44,223                     1,423
* Ocular Sciences, Inc.                         49,555                     1,423
  Anworth Mortgage Asset Corp. REIT            102,129                     1,423
  Jefferies Group, Inc.                         42,916                     1,417
  Handleman Co.                                 69,001                     1,417
  South Jersey Industries, Inc.                 34,900                     1,413
* Griffon Corp.                                 69,757                     1,413
  Barnes Group, Inc.                            43,710                     1,412
* Quanta Services, Inc.                        192,790                     1,407
* Range Resources Corp.                        147,857                     1,397
* USG Corp.                                     83,660                     1,386
  Westbanco Inc.                                49,952                     1,383
  Independent Bank Corp. (MI)                   48,758                     1,383
  Anchor Bancorp Wisconsin Inc.                 55,533                     1,383
  Airgas, Inc.                                  64,200                     1,379
* Plains Exploration & Production Co.           89,325                     1,375
* Ciber, Inc.                                  158,487                     1,373
  First Financial Bancorp                       85,742                     1,368
  Gold Banc Corp., Inc.                         97,100                     1,365
  West Pharmaceutical
    Services, Inc.                              40,200                     1,363
* FelCor Lodging Trust, Inc. REIT              122,813                     1,361
  First Community Bancorp                       37,286                     1,348
  AMLI Residential
    Properties Trust REIT                       50,100                     1,343
  First Financial Bankshares, Inc.              32,190                     1,342
* Keane, Inc.                                   91,458                     1,339
  First Republic Bank                           37,282                     1,335
* Sunrise Senior Living, Inc.                   34,362                     1,331
* Central Garden and Pet Co.                    47,394                     1,328
* K2 Inc.                                       87,185                     1,326
  Cabot Oil & Gas Corp.                         44,699                     1,312
  ElkCorp                                       48,926                     1,306
* Sycamore Networks, Inc.                      246,876                     1,294
* TierOne Corp.                                 56,312                     1,293
  First Sentinel Bancorp Inc.                   61,272                     1,290
  Ramco-Gershenson
    Properties Trust REIT                       45,590                     1,290
* FTI Consulting, Inc.                          55,000                     1,285
* Swift Energy Co.                              76,114                     1,283
* Arris Group Inc.                             177,040                     1,282
  Alfa Corp.                                    99,560                     1,280
  Watsco, Inc.                                  56,023                     1,273
  Cornerstone Realty
    Income Trust, Inc. REIT                    144,626                     1,267
  Anthracite Capital Inc. REIT                 114,301                     1,265
  Curtiss-Wright Corp.                          27,980                     1,259
  Datascope Corp.                               35,024                     1,256
  Rock-Tenn Co.                                 72,417                     1,250
* Dycom Industries, Inc.                        46,522                     1,248
  The Stride Rite Corp.                        109,600                     1,247
* Stage Stores, Inc.                            44,664                     1,246
  Centex Construction Products, Inc.            20,601                     1,242
  Sovran Self Storage, Inc. REIT                33,400                     1,241
* Universal Compression
    Holdings, Inc.                              47,341                     1,238
  LaSalle Hotel Properties REIT                 66,692                     1,237
  Koger Equity, Inc. REIT                       59,097                     1,237
* ShopKo Stores, Inc.                           80,994                     1,235
  California Water Service Group                44,600                     1,222
  Oxford Industries, Inc.                       36,022                     1,220
  Schweitzer-Mauduit International, Inc.        40,891                     1,218
  Odyssey Re Holdings Corp.                     54,001                     1,218
  Bandag, Inc.                                  29,468                     1,214
* Prime Hospitality Corp.                      118,110                     1,205
  Parkway Properties Inc. REIT                  28,900                     1,202
* MGI Pharma, Inc.                              29,200                     1,202
  Roto-Rooter, Inc.                             26,050                     1,201
  Lone Star Steakhouse &
    Saloon, Inc.                                51,759                     1,200
  Methode Electronics, Inc. Class A             98,050                     1,199
  Gray Television, Inc.                         78,908                     1,193
  Speedway Motorsports, Inc.                    41,232                     1,192
  Endurance Specialty Holdings                  35,333                     1,185
  First Essex Bancorp, Inc.                     20,384                     1,185
  Bedford Property
    Investors, Inc. REIT                        41,360                     1,184
* Actuant Corp.                                 32,614                     1,181
  First Merchants Corp.                         46,238                     1,180
  Getty Realty Holding Corp. REIT               45,053                     1,178
  Unizan Financial Corp.                        57,139                     1,157
* Coeur D'Alene Mines Corp.                    200,141                     1,157

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                      SHARES                     (000)
--------------------------------------------------------------------------------
  Florida Rock Industries, Inc.                 21,019          $          1,153
* American Management Systems, Inc.             76,491                     1,153
* SOURCECORP, Inc.                              44,911                     1,151
  Net.Bank, Inc.                                86,188                     1,151
* Trammell Crow Co.                             86,600                     1,147
* Steak n Shake Co.                             64,227                     1,146
  Kramont Realty Trust REIT                     63,300                     1,146
* Imagistics International Inc.                 30,548                     1,146
  CDI Corp.                                     34,915                     1,143
  NACCO Industries, Inc. Class A                12,701                     1,136
  Central Pacific Financial Co.                 37,771                     1,135
  Cato Corp. Class A                            55,082                     1,129
* Atlantic Coast
    Airlines Holdings Inc.                     114,020                     1,129
* PSS World Medical, Inc.                       93,507                     1,129
  Chesapeake Corp. of Virginia                  42,557                     1,127
* Enbridge Energy Management                    23,234                     1,123
  Phillips-Van Heusen Corp.                     63,276                     1,123
  Scottish Annuity &
    Life Holdings, Ltd.                         53,827                     1,119
  Sterling Bancorp                              39,188                     1,117
  Oriental Financial Group Inc.                 43,398                     1,115
* UICI                                          83,746                     1,112
  Fidelity Bankshares, Inc.                     35,400                     1,112
  GenCorp, Inc.                                103,074                     1,110
  Russell Corp.                                 63,131                     1,109
  The Topps Co., Inc.                          108,030                     1,108
* Nuevo Energy Co.                              45,694                     1,104
* MeriStar Hospitality Corp. REIT              169,460                     1,103
  MacDermid, Inc.                               32,199                     1,102
* Fleetwood Enterprises, Inc.                  107,394                     1,102
* NPS Pharmaceuticals Inc.                      35,686                     1,097
  M/I Schottenstein Homes, Inc.                 27,984                     1,093
  First Financial Holdings, Inc.                34,955                     1,093
* Insight Enterprises, Inc.                     57,799                     1,087
* Mastec Inc.                                   73,300                     1,086
  MTS Systems Corp.                             56,360                     1,084
  New England Business Service, Inc.            36,579                     1,079
* Intergraph Corp.                              45,102                     1,079
  Applied Industrial Technology, Inc.           45,042                     1,075
  Sonic Automotive, Inc.                        46,857                     1,074
* Caraustar Industries, Inc.                    77,580                     1,071
  Analogic Corp.                                26,079                     1,069
  Valmont Industries, Inc.                      46,160                     1,069
* Stillwater Mining Co.                        111,465                     1,067
  Russ Berrie and Co., Inc.                     31,458                     1,066
* Gardner Denver Inc.                           44,662                     1,066
* Tower Automotive, Inc.                       155,919                     1,065
* Orthodontic Centers
    of America, Inc.                           132,276                     1,065
  Hooper Holmes, Inc.                          171,977                     1,063
* InFocus Corp.                                109,298                     1,058
* Consolidated Graphics, Inc.                   33,485                     1,057
  Stewart & Stevenson
    Services, Inc.                              75,199                     1,057
  American States Water Co.                     42,186                     1,055
  Suffolk Bancorp                               30,490                     1,053
* Comstock Resources, Inc.                      54,390                     1,050
  Independent Bank Corp. (MA)                   36,400                     1,049
  Burlington Coat Factory
    Warehouse Corp.                             49,351                     1,044
  Town & Country Trust REIT                     41,101                     1,042
* Robert Mondavi Corp. Class A                  26,801                     1,041
  Sterling Financial Corp. (PA)                 37,510                     1,041
  Greif Inc. Class A                            29,300                     1,040
  First Federal Capital Corp.                   45,920                     1,034
  Equity Inns, Inc. REIT                       113,387                     1,026
  Libbey, Inc.                                  35,699                     1,017
  Allegiant Bancorp, Inc.                       36,200                     1,015
  Pulitzer, Inc.                                18,750                     1,013
* Enterasys Networks, Inc.                     269,999                     1,013
* Finish Line, Inc.                             33,597                     1,007
* ESCO Technologies Inc.                        23,033                     1,005
  Firstfed America Bancorp, Inc.                38,540                     1,003
  Max Re Capital Ltd.                           44,673                     1,002
* Power-One, Inc.                               92,519                     1,002
  Kimball International, Inc. Class B           64,290                     1,000
* Genesis Healthcare Corp                       43,789                       998
  Landauer, Inc.                                24,440                       997
  Berry Petroleum Class A                       49,185                       996
* Ocwen Financial Corp.                        111,415                       987
  Tredegar Corp.                                63,474                       986
  Simmons First National Corp.                  35,152                       981
  United Community Financial Corp.              85,931                       980
  The Trust Co. of New Jersey                   24,685                       980
* Zoran Corp.                                   56,253                       978
* Local Financial Corp.                         46,900                       977
* Veritas DGC Inc.                              93,226                       977
* RTI International Metals Inc.                 57,793                       975
* Group 1 Automotive, Inc.                      26,859                       972
* Boca Resorts, Inc. Class A                    64,960                       972
* Harvest Natural Resources, Inc.               97,601                       971
  Lithia Motors, Inc.                           38,363                       967
  Hudson River Bancorp. Inc.                    24,764                       967
  Perrigo Co.                                   61,129                       961
* Duane Reade Inc.                              56,674                       959
  Community Trust Bancorp Inc.                  31,701                       957
  Weis Markets, Inc.                            26,368                       957
  U.S. Restaurant Properties, Inc. REIT         56,100                       956
  BSB Bancorp, Inc.                             24,199                       956
  Integra Bank Corp.                            43,301                       952

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                      SHARES                     (000)
--------------------------------------------------------------------------------
* Hologic, Inc.                                 54,817          $            950
  Newcastle Investment Corp. REIT               35,050                       950
* Systems & Computer
    Technology Corp.                            58,061                       949
* RailAmerica, Inc.                             80,300                       948
  Sea Containers Ltd. Class A                   51,377                       938
  American Woodmark Corp.                       17,000                       936
  Zenith National Insurance Corp.               28,700                       934
* NetIQ Corp.                                   70,500                       934
* National Western Life
    Insurance Co. Class A                        6,028                       933
  IBERIABANK Corp.                              15,801                       932
* O'Charley's Inc.                              51,923                       932
  Universal Health Realty
    Income REIT                                 30,900                       930
  Walter Industries, Inc.                       69,619                       929
  Wabtec Corp.                                  54,525                       929
  Orient-Express Hotel Ltd.                     56,546                       929
* Vicuron Pharmaceuticals Inc.                  49,650                       926
  Riggs National Corp.                          55,977                       925
* Unifi, Inc.                                  143,090                       923
  The Marcus Corp.                              56,165                       921
  CIRCOR International, Inc.                    38,052                       917
* Electro Scientific Industries, Inc.           38,518                       917
  Capitol Bancorp Ltd.                          32,163                       913
  Haverty Furniture Cos., Inc.                  45,983                       913
* Argonaut Group, Inc.                          58,597                       911
  Washington Trust Bancorp, Inc.                34,553                       905
  Glatfelter                                    72,649                       904
  Wellman, Inc.                                 88,515                       904
  First Financial Corp. (IN)                    30,100                       903
* General Maritime Corp.                        51,300                       903
  West Coast Bancorp                            42,243                       901
  Community Banks, Inc.                         22,898                       900
* JAKKS Pacific, Inc.                           68,141                       897
* Hanger Orthopedic Group, Inc.                 57,501                       895
* Core Laboratories NV                          53,325                       890
  First Community Bancshares, Inc.              26,634                       883
* Aviall Inc.                                   56,748                       880
* Buckeye Technology, Inc.                      87,463                       879
* Corvis Corp.                                 516,425                       878
  PXRE Group Ltd.                               37,133                       875
* CMGI Inc.                                    491,600                       875
* CKE Restaurants Inc.                         136,890                       875
  Innkeepers USA Trust REIT                    104,464                       874
  Action Performance Cos., Inc.                 44,609                       874
  Investors Real Estate Trust REIT              88,200                       873
  Tennant Co.                                   20,001                       866
* International Multifoods Corp.                47,887                       862
* Century Business Services, Inc.              191,270                       855
  Capital City Bank Group, Inc.                 18,466                       849
* Silgan Holdings, Inc.                         19,900                       848
  Dimon Inc.                                   125,239                       845
  Agilysys, Inc.                                75,755                       845
* ITLA Capital Corp.                            16,839                       844
  United Fire & Casualty Co.                    20,882                       843
  Bank Mutual Corp.                             73,268                       835
* Spinnaker Exploration Co.                     25,852                       834
  Triarc Cos., Inc. Class B                     77,198                       832
  Prosperity Bancshares, Inc.                   36,821                       829
  Flushing Financial Corp.                      45,304                       828
* Kadant Inc.                                   38,105                       825
  Brookfield Homes Corp.                        32,000                       825
  Iomega Corp.                                 136,520                       816
* Credence Systems Corp.                        61,558                       810
* Spherion Corp.                                82,513                       808
  Standex International Corp.                   28,811                       807
  Columbia Banking System, Inc.                 37,128                       804
* Incyte Corp.                                 117,301                       802
* Denbury Resources, Inc.                       56,546                       787
  Omega Financial Corp.                         20,376                       784
  Millennium Chemicals, Inc.                    61,552                       780
* Transaction Systems
    Architects, Inc.                            34,459                       780
* Electro Rent Corp.                            58,388                       779
  Umpqua Holdings Corp.                         37,326                       776
  Central Vermont Public Service Corp.          32,925                       774
  Kaman Corp. Class A                           60,629                       772
* Extreme Networks, Inc.                       106,976                       771
* Tularik, Inc.                                 47,636                       769
  Quaker Chemical Corp.                         24,963                       768
  State Auto Financial Corp.                    32,610                       763
* Steel Dynamics, Inc.                          32,329                       759
  Pilgrim's Pride Corp.                         46,500                       759
* Savient Pharmaceuticals Inc.                 164,714                       759
  Myers Industries, Inc.                        62,566                       758
  Hancock Fabrics, Inc.                         52,282                       757
  Deltic Timber Corp.                           24,805                       754
* Inverness Medical
    Innovations, Inc.                           34,601                       754
* Tenneco Automotive, Inc.                     112,464                       752
  The Nautilus Group, Inc.                      53,399                       750
  Presidential Life Corp.                       56,988                       750
  Central Parking Corp.                         50,106                       748
  Saul Centers, Inc. REIT                       26,064                       747
  Harleysville Group, Inc.                      37,449                       745
  Apogee Enterprises, Inc.                      65,371                       742
  Quaker City Bancorp, Inc.                     15,934                       742
  WSFS Financial Corp.                          16,500                       740
* MICROS Systems, Inc.                          17,001                       737
  Lance, Inc.                                   48,898                       735
  CCBT Financial Cos. Inc.                      21,010                       734
* Wabash National Corp.                         24,994                       732

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                      SHARES                     (000)
--------------------------------------------------------------------------------
  Pope & Talbot, Inc.                           41,583          $            732
  Ameron International Corp.                    21,031                       730
  Urstadt Biddle Properties
    Class A REIT                                51,401                       727
  OceanFirst Financial Corp.                    26,703                       725
* LTX Corp.                                     48,194                       724
* Herley Industries Inc.                        34,941                       723
  Bank of Granite Corp.                         33,178                       723
  Tompkins Trustco, Inc.                        15,691                       723
  First Busey Corp.                             26,697                       721
  SWS Group, Inc.                               40,358                       718
* Onyx Pharmaceuticals, Inc.                    25,423                       718
  Courier Corp.                                 18,651                       718
* Teledyne Technologies, Inc.                   37,999                       716
  Banner Corp.                                  28,457                       716
  PFF Bancorp, Inc.                             19,700                       715
  NUI Corp.                                     44,336                       715
* Hanover Compressor Co.                        63,979                       713
  Coachmen Industries, Inc.                     39,112                       708
  Holly Corp.                                   25,700                       707
  CityBank Lynnwood WA                          21,630                       703
* Global Industries Ltd.                       136,247                       702
  LSI Industries Inc.                           51,925                       701
  Ennis Business Forms, Inc.                    45,800                       701
* The Warnaco Group, Inc.                       43,819                       699
  First Source Corp.                            32,464                       698
  Gibraltar Steel                               27,727                       697
  HEICO Corp.                                   38,301                       697
  Skyline Corp.                                 19,952                       696
  Peoples Bancorp, Inc.                         23,566                       695
  Cohu, Inc.                                    36,169                       693
  First Bancorp (NC)                            22,039                       692
  G & K Services, Inc. Class A                  18,799                       691
* J & J Snack Foods Corp.                       18,222                       688
  McGrath Rent Corp.                            25,064                       683
  Movado Group, Inc.                            24,100                       680
* Heidrick & Struggles
    International, Inc.                         31,189                       680
  Peoples Holding Co.                           20,550                       678
* Oil States International, Inc.                48,600                       677
  Virginia Financial Group, Inc.                19,000                       675
  CT Communications, Inc.                       49,949                       674
* Interface, Inc.                              121,568                       672
* MarineMax, Inc.                               34,570                       672
* Safeguard Scientifics, Inc.                  165,062                       667
  North Pittsburgh Systems, Inc.                35,214                       666
* Universal American Financial Corp.            67,124                       665
  Great Lakes, Inc. REIT                        42,220                       663
  Midwest Banc Holdings, Inc.                   29,657                       660
  Penn Virginia Corp.                           11,800                       657
  CSS Industries, Inc.                          21,100                       654
  Financial Institutions, Inc.                  23,139                       653
* Insight Communications Co., Inc.              63,210                       652
* Pegasus Solutions Inc.                        62,208                       651
* Wind River Systems Inc.                       74,319                       651
* Asbury Automotive Group, Inc.                 36,350                       651
  CB Bancshares Inc. (HI)                       10,293                       648
  First Indiana Corp.                           34,532                       647
  Cascade Natural Gas Corp.                     30,688                       647
* Clark, Inc.                                   33,600                       646
* Strattec Security Corp.                       10,556                       643
  Arrow Financial Corp.                         23,150                       643
  Bel Fuse, Inc. Class B                        19,565                       638
* Meritage Corp.                                 9,600                       637
  Mission West Properties Inc. REIT             48,980                       634
* Serologicals Corp.                            34,092                       634
  Sturm, Ruger & Co., Inc.                      55,697                       633
  Frontier Oil Corp.                            36,595                       630
* DuPont Photomasks, Inc.                       26,052                       629
* Credit Acceptance Corp.                       41,000                       627
  Harleysville National Corp.                   20,828                       627
* Sequa Corp. Class A                           12,766                       626
* Bally Total Fitness Holding Corp.             89,058                       623
  Great Southern Bancorp, Inc.                  13,418                       622
  Union Bankshares Corp.                        20,301                       619
* Regeneron Pharmaceuticals, Inc.               41,899                       616
  First Place Financial Corp.                   31,200                       609
  Connecticut Water Services, Inc.              21,990                       608
  First National Corp.                          20,245                       608
  Calgon Carbon Corp.                           97,251                       604
  Robbins & Myers, Inc.                         31,755                       603
  The Standard Register Co.                     35,747                       602
  Bowne & Co., Inc.                             44,353                       601
  Partners Trust Financial Group, Inc.          17,679                       601
  Seacoast Banking Corp. of Florida             34,370                       597
* NCI Building Systems, Inc.                    24,787                       592
  Pennrock Financial Services Corp.             18,951                       589
  UniFirst Corp.                                24,837                       589
  Second Bancorp, Inc.                          22,267                       588
* Dura Automotive Systems, Inc.                 45,880                       586
* Wackenhut Corrections Corp.                   25,634                       584
  Lakeland Bancorp, Inc.                        35,890                       576
  Midland Co.                                   24,346                       575
  Startek, Inc.                                 14,012                       572
  Building Materials Holding Corp.              36,687                       570
  Camden National Corp.                         18,700                       568
  Standard Commercial Tobacco Co.               28,200                       566
* America West Holdings Corp.
    Class B                                     45,252                       561
* Cross Country Healthcare, Inc.                37,500                       560
* Stoneridge, Inc.                              37,100                       558
* Champion Enterprises, Inc.                    79,299                       555
  First Oak Brook Bancshares, Inc.              18,450                       554

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                      SHARES                     (000)
--------------------------------------------------------------------------------
* CuraGen Corp.                                 75,470          $            553
  Baldwin & Lyons, Inc. Class B                 19,700                       553
* Aftermarket Technology Corp.                  40,281                       553
* Mesa Air Group Inc.                           43,771                       548
  Advanta Corp. Class A                         42,100                       547
  Farmers Capital Bank Corp.                    15,915                       541
* PRG-Schultz International, Inc.              110,271                       540
  Angelica Corp.                                24,349                       536
* InterCept, Inc.                               47,400                       535
  United Industrial Corp.                       29,600                       534
* Gentiva Health Services, Inc.                 42,141                       533
* Tweeter Home Entertainment Group, Inc.        56,200                       531
  SJW Corp.                                      5,900                       527
* Mediacom Communications Corp.                 60,600                       525
* Volt Information Sciences Inc.                23,142                       523
  CTS Corp.                                     45,436                       523
  Capstead Mortgage Corp. REIT                  31,000                       520
  Pennfed Financial Services, Inc.              15,448                       518
* Cleveland-Cliffs Inc.                         10,131                       516
  Blair Corp.                                   21,200                       516
* Fisher Communications, Inc.                   10,100                       515
  NBC Capital Corp.                             19,301                       515
  The Buckle, Inc.                              23,200                       514
* Alexion Pharmaceuticals, Inc.                 30,100                       512
* RC2 Corp.                                     24,576                       510
* Quantum Corp.                                162,400                       507
* Hudson Highland Group, Inc.                   21,050                       502
* SPSS, Inc.                                    27,949                       500
  Gorman-Rupp Co.                               18,900                       499
  Capital Southwest Corp.                        8,000                       496
* Harmonic, Inc.                                67,800                       492
* Navigant International, Inc.                  35,400                       490
  Riviana Foods, Inc.                           17,827                       488
  Republic Bancorp, Inc. Class A                24,942                       487
  National Presto Industries, Inc.              13,380                       484
  Advanced Marketing Services                   42,206                       481
  Lawson Products, Inc.                         14,500                       481
* TransMontaigne Inc.                           73,380                       473
  Aaron Rents, Inc. Class B                     23,496                       473
* Sterling Financial Corp.                      13,800                       472
* Cell Genesys, Inc.                            36,100                       467
* Lydall, Inc.                                  45,493                       464
* Metris Cos., Inc.                            103,561                       460
* Sapient Corp.                                 81,600                       457
  BancFirst Corp.                                7,700                       452
* CNA Surety Corp.                              47,460                       451
  German American Bancorp                       25,665                       449
* Exelixis, Inc.                                61,900                       438
* Transmeta Corp.                              128,720                       438
* Time Warner Telecom Inc.                      42,581                       431
  Citizens 1st Bancorp, Inc.                    18,821                       429
* Parker Drilling Co.                          166,371                       424
* AMC Entertainment, Inc.                       27,826                       423
* Integrated Silicon Solution, Inc.             27,003                       423
* Digitas Inc.                                  45,220                       421
  CFS Bancorp, Inc.                             28,384                       421
  Franklin Electric, Inc.                        6,923                       419
* PRAECIS Pharmaceuticals Inc.                  64,715                       417
* National Healthcare Corp.                     20,800                       414
* PAREXEL International Corp.                   25,404                       413
  Stepan Co.                                    15,971                       410
* PalmOne, Inc.                                 34,724                       408
* Genesee & Wyoming Inc. Class A                12,897                       406
* The Great Atlantic &
    Pacific Tea Co., Inc.                       47,889                       402
* Tier Technologies, Inc.                       49,114                       401
  Vital Signs, Inc.                             11,784                       385
* CV Therapeutics, Inc.                         26,055                       382
* Hawthorne Financial Corp.                     13,501                       378
  Republic Bancshares, Inc.                     12,000                       378
  Bay View Capital Corp.                       176,331                       377
* Tanox, Inc.                                   25,292                       376
* McLeod USA Inc.                              253,300                       375
* Geron Corp.                                   37,139                       370
* Navigators Group, Inc.                        11,656                       360
* CompuCom Systems, Inc.                        68,660                       360
* Playtex Products, Inc.                        46,501                       359
* NeoPharm, Inc.                                19,394                       355
* Talk America Holdings, Inc.                   30,717                       354
  Alico, Inc.                                   10,002                       348
* ChipPAC, Inc.                                 45,800                       348
* Wesco International, Inc.                     39,086                       346
* Mattson Technology, Inc.                      28,290                       346
  World Fuel Services Corp.                     10,027                       340
* Stratex Networks, Inc.                        80,039                       340
* Avatar Holding, Inc.                           9,089                       336
* WFS Financial, Inc.                            7,900                       335
* Powell Industries, Inc.                       17,400                       333
* General Communication, Inc.                   38,028                       331
* iGATE Corp.                                   42,000                       330
* Audiovox Corp.                                25,643                       329
* Plug Power, Inc.                              45,147                       327
  Churchill Downs, Inc.                          9,017                       326
  Shenandoah Telecommunications Co.              6,200                       318
* Arena Pharmaceuticals, Inc.                   51,093                       317
* Isis Pharmaceuticals, Inc.                    48,400                       315
* Zymogenetics, Inc.                            20,289                       314
  PMA Capital Corp. Class A                     60,800                       311
  NL Industries, Inc.                           26,480                       310
  Royal Bancshares
    of Pennsylvania, Inc.                       12,039                       307
* Vail Resorts Inc.                             17,801                       303

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                      SHARES                     (000)
--------------------------------------------------------------------------------
* Albany Molecular Research, Inc.               20,028          $            301
* Collins & Aikman Corp.                        68,362                       296
* PRIMEDIA Inc.                                100,691                       285
  Ingles Markets, Inc.                          27,741                       285
  Deb Shops, Inc.                               13,100                       282
  Acadia Realty Trust REIT                      22,500                       281
* New Focus, Inc.                               56,001                       281
* Terayon Communications
    Systems, Inc.                               61,540                       277
* Skechers U.S.A., Inc.                         33,916                       276
  Coca-Cola Bottling Co.                         5,100                       273
  Lindsay Manufacturing Co.                     10,799                       273
* MRO Software Inc.                             20,217                       272
  Gabelli Asset Management Inc.                  6,746                       268
  Dover Downs Gaming &
    Entertainment, Inc.                         28,364                       268
* P.A.M. Transportation
    Services, Inc.                              12,200                       260
* Mobile Mini, Inc.                             13,109                       259
  Sanderson Farms, Inc.                          6,313                       254
  Old Second Bancorp, Inc.                       4,901                       243
* OSI Systems Inc.                              12,600                       242
  Troy Financial Corp.                           6,701                       235
* Vicor Corp.                                   20,318                       232
* Regent Communications, Inc.                   35,992                       229
* Galyan's Trading Co.                          18,973                       228
  Advanta Corp. Class B                         17,600                       224
* Oplink Communications, Inc.                   90,888                       217
* Neoforma, Inc.                                20,400                       217
* Input/Output, Inc.                            45,731                       206
* Gulfmark Offshore, Inc.                       14,606                       204
* Crown Media Holdings, Inc.                    23,828                       197
* ImmunoGen, Inc.                               36,400                       184
* Alloy, Inc.                                   34,700                       181
* Specialty Laboratories, Inc.                  10,735                       180
* Infonet Services Corp.                       102,107                       174
  Crawford & Co. Class B                        23,901                       169
  Hanmi Financial Corp.                          8,200                       162
* Shoe Carnival, Inc.                            8,474                       151
* Boston Communications
    Group, Inc.                                 16,160                       150
  Tecumseh Products Co. Class B                  2,900                       137
* Gulf Island Fabrication, Inc.                  7,701                       131
  Urstadt Biddle Properties REIT                 9,300                       127
* Dril-Quip, Inc.                                6,377                       104
  Bandag, Inc. Class A                           2,500                       101
* Raytech Corp.                                 22,300                        74
  HEICO Corp. Class A                            3,800                        54
* Insurance Auto Auctions, Inc.                  2,552                        33
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,486,142)                           $     1,835,743
--------------------------------------------------------------------------------
                                                            FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.2%)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
  1.07%, 1/8/2004                                     $    2,000          2,000
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  0.99%, 1/2/2004--Note E                                 51,223         51,223
  0.98%, 1/2/2004                                          5,224          5,224
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $58,447)                          58,447
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.2%) (Cost $1,544,589)                          1,894,190
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     17,995
Security Lending Collateral
Payable to Brokers--Note E                                              (51,223)
Other Liabilities                                                       (24,797)
                                                                ----------------
                                                                $       (58,025)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $     1,836,165
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                 $     1,818,277
Overdistributed Net Investment Income                                      (927)
Accumulated Net Realized Losses                                        (330,786)
Unrealized Appreciation                                                 349,601
--------------------------------------------------------------------------------
NET ASSETS                                                      $     1,836,165
================================================================================
Investor Shares--Net Assets
Applicable to 150,666,550 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $     1,730,457
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                     $         11.49
================================================================================
Institutional Shares--Net Assets
Applicable to 9,188,203 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       105,708
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                $         11.50
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                       SMALL-CAP       SMALL-CAP
                                     SMALL-CAP      GROWTH INDEX     VALUE INDEX
                                    INDEX FUND              FUND            FUND
                                 -----------------------------------------------
                                             YEAR ENDED DECEMBER 31, 2003
                                 -----------------------------------------------
                                         (000)             (000)           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                           $ 71,206           $ 2,570       $ 33,475
  Interest                                 407                38             50
  Security Lending                       3,108               335            517
--------------------------------------------------------------------------------
    Total Income                        74,721             2,943         34,042
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services             153               113            113
  Management and Administrative
    Investor Shares                      8,760             1,155          3,041
    Admiral Shares                       1,202                --             --
    Institutional Shares                   600                 9             74
  Marketing and Distribution
    Investor Shares                        476                70            204
    Admiral Shares                         105                --             --
    Institutional Shares                   138                12             38
  Custodian Fees                           271               180            148
  Auditing Fees                             17                15             15
  Shareholders' Reports
    Investor Shares                        228                19             40
    Admiral Shares                           3                --             --
    Institutional Shares                     1                --              1
  Trustees' Fees and Expenses                6                 1              2
--------------------------------------------------------------------------------
    Total Expenses                      11,960             1,574          3,676
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                   62,761             1,369         30,366
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold          (856,527)           45,666       (161,410)
  Futures Contracts                     15,310             1,026          1,439
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)              (841,217)           46,692       (159,971)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities              2,807,252           166,882        583,355
  Futures Contracts                        498                --             --
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)                   2,807,750           166,882        583,355
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS  $2,029,294          $214,943       $453,750
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                     SMALL-CAP                 SMALL-CAP GROWTH
                                    INDEX FUND                       INDEX FUND
                                ----------------------    ----------------------
                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                   2003           2002      2003           2002
                                  (000)          (000)     (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income          $ 62,761       $ 52,047   $ 1,369        $ 1,422
Realized Net Gain (Loss)       (841,217)       (98,958)   46,692        (51,171)
Change in Unrealized Appreciation
    (Depreciation)            2,807,750       (989,851)  166,882        (41,084)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net
  Assets Resulting from
    Operations                2,029,294     (1,036,762)  214,943        (90,833)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares             (43,573)       (35,750)   (1,547)        (1,051)
    Admiral Shares              (10,499)        (7,673)       --             --
    Institutional Shares        (10,910)        (8,974)      (68)          (460)
--------------------------------------------------------------------------------
REALIZED CAPITAL GAIN
  Investor Shares                    --             --        --             --
  Admiral Shares                     --             --        --             --
  Institutional Shares               --             --        --             --
--------------------------------------------------------------------------------
    Total Distributions         (64,982)       (52,397)   (1,615)        (1,511)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares               559,646        194,844   313,013         98,555
  Admiral Shares                173,758        187,727        --             --
  Institutional Shares          120,654        249,580   (81,321)        19,034
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
    Capital Share Transactions  854,058        632,151   231,692        117,589
--------------------------------------------------------------------------------
  Total Increase
    (Decrease)                2,818,370       (457,008)  445,020         25,245
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period         4,219,145      4,676,153   491,536        466,291
--------------------------------------------------------------------------------
  End of Period             $ 7,037,515     $4,219,145  $936,556       $491,536
================================================================================

--------------------------------------------------------------------------------
                                                           SMALL-CAP VALUE
                                                             INDEX FUND
                                                      --------------------------
                                                        YEAR ENDED DECEMBER 31,
                                                      --------------------------
                                                            2003           2002
                                                           (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $   30,366       $ 16,319
  Realized Net Gain (Loss)                              (159,971)      (157,642)
  Change in Unrealized Appreciation
    (Depreciation)                                       583,355       (249,915)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          453,750       (391,238)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                                        (29,307)       (12,346)
  Institutional Shares                                    (1,838)        (4,083)
Realized Capital Gain*
  Investor Shares                                             --        (26,299)
  Institutional Shares                                        --        (11,401)
--------------------------------------------------------------------------------
    Total Distributions                                  (31,145)       (54,129)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                                        145,432        713,241
  Institutional Shares                                  (246,367)       118,815
--------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital
    Share Transactions                                  (100,935)       832,056
--------------------------------------------------------------------------------
    Total Increase (Decrease)                            321,670        386,689
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  1,514,495      1,127,806
--------------------------------------------------------------------------------
  End of Period                                       $1,836,165     $1,514,495
================================================================================
* Includes fiscal 2002 short-term gain distributions totaling $26,363,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


SMALL-CAP INDEX FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2003           2002        2001      2000      1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $15.66          $19.82      $19.44    $23.60    $21.20
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .200           .192        .217      .270      .256
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         6.944         (4.160)       .388    (1.145)    4.491
----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       7.144         (3.968)       .605     (.875)    4.747
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                    (.204)          (.192)      (.225)    (.260)    (.267)
  Distributions from Realized Capital Gains                   --             --          --    (3.025)   (2.080)
----------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.204)         (.192)      (.225)   (3.285)   (2.347)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $22.60         $15.66      $19.82    $19.44    $23.60
================================================================================================================

TOTAL RETURN*                                             45.63%        -20.02%       3.10%    -2.67%    23.13%
================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                      $4,871         $2,943      $3,545    $3,577    $3,553
Ratio of Total Expenses to
  Average Net Assets                                       0.27%          0.27%       0.27%     0.27%     0.25%
Ratio of Net Investment Income to
  Average Net Assets                                       1.17%          1.11%       1.16%     1.17%     1.25%
Portfolio Turnover Rate                                    39%**            32%         39%       49%       42%
================================================================================================================
*    Total returns do not reflect the 0.5% transaction fee on purchases  through
     March 31,  2000,  or the $10  annual  account  maintenance  fee  applied on balances under $10,000.
**   Includes activity related to a change in the fund's target index.

SMALL-CAP INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                      YEAR ENDED
                                                     DECEMBER 31,    NOV. 13* TO
                                               -----------------------  DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD    2003    2002    2001      2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $15.66  $19.82  $19.44    $22.40
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                           .220    .207    .231     .053
  Net Realized and Unrealized Gain (Loss)
    on Investments                               6.944  (4.160)   .388     .062
--------------------------------------------------------------------------------
    Total from Investment Operations             7.164  (3.953)   .619     .115
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income           (.224)  (.207)  (.239)   (.265)
  Distributions from Realized Capital Gains         --      --      --  ( 2.810)
--------------------------------------------------------------------------------
    Total Distributions                          (.224)  (.207)  (.239)  (3.075)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $22.60  $15.66  $19.82   $19.44
================================================================================

TOTAL RETURN                                    45.76% -19.95%   3.17%    1.75%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)            $1,056    $591    $547     $252
Ratio of Total Expenses to
  Average Net Assets                             0.18%   0.18%   0.20%  0.20%**
Ratio of Net Investment Income to
  Average Net Assets                             1.26%   1.22%   1.24%  1.79%**
Portfolio Turnover Rate                           39%+     32%     39%      49%
================================================================================
*Inception.
**Annualized.
+Includes activity related to a change in the fund's target index.

SMALL-CAP INDEX FUND INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2003           2002         2001      2000      1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $15.66         $19.82       $19.44    $23.61   $21.20
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .240           .219         .251      .292     .295
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         6.944         (4.160)        .388    (1.145)   4.491
----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       7.184         (3.941)        .639     (.853)   4.786
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.234)         (.219)       (.259)    (.292)   (.296)
  Distributions from Realized Capital Gains                   --             --           --    (3.025)  (2.080)
----------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.234)         (.219)       (.259)   (3.317)  (2.376)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $22.61         $15.66       $19.82    $19.44   $23.61
================================================================================================================

TOTAL RETURN*                                             45.88%        -19.89%        3.27%    -2.56%   23.33%
================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                      $1,111           $686         $584      $490     $415
Ratio of Total Expenses to
  Average Net Assets                                       0.10%          0.10%        0.10%     0.13%    0.12%
Ratio of Net Investment Income to
  Average Net Assets                                       1.33%          1.32%        1.34%     1.32%    1.37%
Portfolio Turnover Rate                                    39%**            32%         39%       49%       42%
================================================================================================================

*Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000.

**Includes activity related to a change in the fund's target index.

SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2003           2002         2001      2000      1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.17         $10.87       $10.97    $11.38   $ 9.53
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .021           .027         .009      .009     .025
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         3.911         (1.702)       (.094)     .154    1.860
----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       3.932         (1.675)       (.085)     .163    1.885
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.022)         (.025)       (.015)    (.003)   (.035)
  Distributions from Realized Capital Gains                   --             --           --     (.570)      --
----------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.022)         (.025)       (.015)    (.573)   (.035)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $13.08         $ 9.17       $10.87    $10.97   $11.38
================================================================================================================

TOTAL RETURN*                                             42.88%        -15.41%       -0.78%     1.59%   19.80%
================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                        $907           $388         $357      $356     $167
Ratio of Total Expenses to
  Average Net Assets                                       0.27%          0.27%        0.27%     0.27%    0.25%
Ratio of Net Investment Income to
  Average Net Assets                                       0.21%          0.24%        0.11%     0.03%    0.33%
Portfolio Turnover Rate                                   108%**            61%          74%      136%      82%
================================================================================================================

* Total returns do not reflect transaction fees on purchases (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28,
     1999) or the $10 annual account maintenance fee applied on balances under $10,000.
** Includes activity related to a change in the fund's target index. Portfolio turnover rate excluding in-kind redemptions was 91%. **** ****

SMALL-CAP GROWTH INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                      YEAR ENDED
                                                     DECEMBER 31,     MAY 24* TO
                                               -----------------------  DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD    2003    2002    2001      2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.17  $10.87  $10.97   $11.03
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                           .039    .043    .024     .009
  Net Realized and Unrealized Gain (Loss)
    on Investments                               3.911  (1.702)  (.094)    .513
--------------------------------------------------------------------------------
    Total from Investment Operations             3.950  (1.659)  (.070)    .522
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income           (.030)  (.041)  (.030)   (.012)
  Distributions from Realized Capital Gains         --      --      --    (.570)
--------------------------------------------------------------------------------
    Total Distributions                          (.030)  (.041)  (.030)   (.582)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $13.09  $ 9.17  $10.87   $10.97
================================================================================

TOTAL RETURN                                    43.08% -15.26%  -0.64%    4.90%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)               $30    $104    $109      $73
Ratio of Total Expenses to
  Average Net Assets                             0.10%    0.10%  0.10%   0.13%+
Ratio of Net Investment Income to
  Average Net Assets                             0.38%   0.41%   0.28%   0.11%+
Portfolio Turnover Rate                         108%++     61%     74%     136%
================================================================================
*    Inception.
** Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
+Annualized.
++Includes activity related to a change in the fund's target index. Portfolio turnover rate excluding in-kind redemptions was 91%.

SMALL-CAP VALUE INDEX FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2003           2002         2001      2000      1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 8.52         $10.29       $ 9.65    $ 8.45   $ 8.74
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .192           .090         .074      .084     .065
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         2.976         (1.494)       1.176     1.698     .210
----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       3.168         (1.404)       1.250     1.782     .275
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.198)         (.090)       (.065)    (.082)   (.070)
  Distributions from Realized Capital Gains                   --          (.276)       (.545)    (.500)   (.495)
----------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.198)         (.366)       (.610)    (.582)   (.565)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $11.49         $ 8.52       $10.29    $ 9.65   $ 8.45
================================================================================================================

TOTAL RETURN*                                             37.19%        -14.20%       13.70%    21.88%    3.35%
================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                      $1,730         $1,176         $802      $317     $204
Ratio of Total Expenses to
  Average Net Assets                                       0.27%          0.27%        0.27%     0.27%    0.25%
Ratio of Net Investment Income to
  Average Net Assets                                       2.07%          0.93%        0.97%     1.16%    0.96%
Portfolio Turnover Rate                                   109%**            57%          59%       82%      80%
================================================================================================================

* Total returns do not reflect transaction fees on purchases (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28,
     1999) or the $10 annual account maintenance fee applied on balances under $10,000.
** Includes activity related to a change in the fund's target index. Portfolio turnover rate excluding in-kind redemptions was 100%.

SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------
                                                      YEAR ENDED
                                                     DECEMBER 31,                 DEC. 7* TO
                                               ---------------------------------    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD    2003    2002    2001      2000        1999
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $8.53    $10.29 $9.65     $8.45       $8.74
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                           .198      .114  .089      .097        .009
  Net Realized and Unrealized Gain (Loss)
    on Investments                               2.976   (1.494) 1.176     1.698        .226
--------------------------------------------------------------------------------------------
    Total from Investment Operations             3.174   (1.380) 1.265     1.795        .235
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income           (.204)   (.104)(.080)    (.095)      (.070)
  Distributions from Realized Capital Gains         --    (.276)(.545)    (.500)      (.455)
--------------------------------------------------------------------------------------------
    Total Distributions                         (.204)    (.380)(.625)    (.595)      (.525)
--------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $11.50    $8.53 $10.29     $9.65       $8.45
============================================================================================

TOTAL RETURN                                    37.22%   -13.96% 13.86%   22.04%       2.83%
============================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)              $106      $338  $325       $86         $10
Ratio of Total Expenses to
  Average Net Assets                             0.10%     0.10% 0.10%     0.13%      0.13%+
Ratio of Net Investment Income to
  Average Net Assets                             2.24%     1.08% 1.14%     1.36%      1.37%+
Portfolio Turnover Rate                         109%++       57%   59%       82%         80%
============================================================================================

*    Inception.
** Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
+Annualized.
++Includes activity related to a change in the fund's target index. Portfolio turnover rate excluding in-kind redemptions was 100%.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Small-Cap Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Small-Cap Growth Index and Small-Cap Value Index Funds each offer two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2. FUTURES CONTRACTS: The funds use Russell 2000 Index and S&P MidCap 400 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares through March 31, 2002, were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                   CAPITAL CONTRIBUTION         PERCENTAGE         PERCENTAGE OF
                            TO VANGUARD            OF FUND            VANGUARD'S
INDEX FUND                        (000)         NET ASSETS        CAPITALIZATION
--------------------------------------------------------------------------------
Small-Cap                        $1,074              0.02%                1.07%
Small-Cap Growth                    144              0.02                 0.14
Small-Cap Value                     272              0.02                 0.27
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2003, the Small-Cap Growth Index and Small-Cap Value Index Funds realized $20,834,000 and $12,094,000, respectively, of net capital gains resulting from in-kind redemptions--in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At December 31, 2003, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                          AMOUNT AVAILABLE
                          FOR DISTRIBUTION                  CAPITAL LOSSES
                 -------------------------------    ----------------------------
                  ORDINARY           LONG-TERM                EXPIRATION: FISCAL
                    INCOME        CAPITAL GAIN      AMOUNT          YEARS ENDING
INDEX FUND           (000)               (000)       (000)           DECEMBER 31
--------------------------------------------------------------------------------
Small-Cap           $(390)*                 --  $1,009,290             2009-2012
Small-Cap Growth       (5)*                 --     103,165             2009-2012
Small-Cap Value      (200)*                 --     328,412             2010-2011
--------------------------------------------------------------------------------
*Amount of the fund's December 2003 dividend payable in January 2004 that will be used to reduce required 2004 ordinary income dividends.

At December 31, 2003, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                         (000)
                          ------------------------------------------------------
                                                                  NET UNREALIZED
                          APPRECIATED          DEPRECIATED          APPRECIATION
INDEX FUND                 SECURITIES           SECURITIES        (DEPRECIATION)
--------------------------------------------------------------------------------
Small-Cap                  $2,008,663            $(248,977)           $1,759,686
Small-Cap Growth              195,428              (14,666)              180,762
Small-Cap Value               371,245              (21,644)              349,601
--------------------------------------------------------------------------------

At December 31, 2003, the aggregate settlement value of open futures contracts expiring in March 2004 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                         (000)
                          ------------------------------------------------------
                                                    AGGREGATE         UNREALIZED
                                     NUMBER OF     SETTLEMENT       APPRECIATION
INDEX FUND/FUTURES CONTRACTS    LONG CONTRACTS          VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
Small-Cap/Russell 2000 Index                47        $13,094               $267
--------------------------------------------------------------------------------

Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

D. During the year ended December 31, 2003, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                             (000)
                                              ----------------------------------
INDEX FUND                                          PURCHASES              SALES
--------------------------------------------------------------------------------
Small-Cap                                          $2,916,857         $2,048,957
Small-Cap Growth                                      891,521            659,629
Small-Cap Value                                     1,589,232          1,690,957
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at December 31, 2003, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                             (000)
                                              ----------------------------------
                                                 MARKET VALUE               CASH
                                                    OF LOANED         COLLATERAL
INDEX FUND                                         SECURITIES           RECEIVED
--------------------------------------------------------------------------------
Small-Cap                                            $361,787           $390,557
Small-Cap Growth                                       23,448             26,915
Small-Cap Value                                        48,086             51,223
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,
                          ------------------------------------------------------
                                        2003                         2002
                          ----------------------------    ----------------------
                               AMOUNT          SHARES       AMOUNT        SHARES
INDEX FUND                      (000)           (000)        (000)         (000)
--------------------------------------------------------------------------------
SMALL-CAP
Investor Shares
  Issued                   $1,255,911          65,734     $969,210       52,655
  Issued in Lieu of Cash
    Distributions              40,382           1,799       32,957        2,099
  Redeemed                   (736,647)        (39,926)    (807,323)     (45,694)
                          ------------------------------------------------------
Net Increase (Decrease)--
    Investor Shares           559,646          27,607      194,844        9,060
                          ------------------------------------------------------
Admiral Shares
  Issued                      370,576          19,377      360,338       19,812
  Issued in Lieu of Cash
    Distributions               8,958             399        6,353          405
  Redeemed                   (205,776)        (10,747)    (178,964)     (10,091)
                          ------------------------------------------------------
Net Increase (Decrease)--
    Admiral Shares            173,758           9,029      187,727       10,126
                          ------------------------------------------------------
Institutional Shares
  Issued                      301,591          15,201      350,815       20,013
  Issued in Lieu of Cash
    Distributions               9,885             440        7,773          495
  Redeemed                   (190,822)        (10,272)    (109,008)      (6,203)
                          ------------------------------------------------------
Net Increase (Decrease)--
    Institutional Shares      120,654           5,369      249,580       14,305
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,
                          ------------------------------------------------------
                                        2003                         2002
                          ----------------------------    ----------------------
                               AMOUNT          SHARES       AMOUNT        SHARES
INDEX FUND                      (000)           (000)        (000)         (000)
--------------------------------------------------------------------------------
SMALL-CAP GROWTH
Investor Shares
  Issued                    $ 477,577          41,583     $186,828       18,562
  Issued in Lieu of Cash
    Distributions               1,307             101          853           93
  Redeemed                   (165,871)        (14,657)     (89,126)      (9,205)
                          ------------------------------------------------------
Net Increase (Decrease)--
    Investor Shares           313,013          27,027       98,555        9,450
                          ------------------------------------------------------
Institutional Shares
  Issued                       34,063           3,404       67,564        6,452
  Issued in Lieu of Cash
    Distributions                  68               5          457           50
  Redeemed                   (115,452)        (12,427)     (48,987)      (5,246)
                          ------------------------------------------------------
Net Increase (Decrease)--
    Institutional Shares      (81,321)         (9,018)      19,034        1,256
--------------------------------------------------------------------------------
SMALL-CAP VALUE
Investor Shares
  Issued                    $ 523,908          54,116   $1,192,018      113,003
  Issued in Lieu of Cash
    Distributions              26,862           2,345       35,943        3,594
  Redeemed                   (405,338)        (43,803)    (514,720)     (56,570)
                          ------------------------------------------------------
Net Increase (Decrease)--
    Investor Shares           145,432          12,658      713,241       60,027
                          ------------------------------------------------------
Institutional Shares
  Issued                       91,334          10,337      278,790       25,926
  Issued in Lieu of Cash
    Distributions               1,528             133       14,995        1,481
  Redeemed                   (339,229)        (40,928)    (174,970)     (19,366)
                          ------------------------------------------------------
Net Increase (Decrease)--
    Institutional Shares     (246,367)        (30,458)     118,815        8,041
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA

FEBRUARY 3, 2004


--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION

(UNAUDITED)   FOR  VANGUARD   U.S.   STOCK  INDEX  FUNDS   (SMALL-CAPITALIZATION
PORTFOLIOS)

This information for the fiscal year ended December 31, 2003, is included pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

-----------------------------------
INDEX FUND PERCENTAGE
-----------------------------------
Small-Cap                     68.2%
Small-Cap Growth             100.0
Small-Cap Value               65.1
-----------------------------------

The funds distributed the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by the funds was provided to individual shareholders on their 2003 Form 1099-DIV.
--------------------------------------------------------------------------------

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you--and it keeps getting better. research and plan your investments with confidence

Use our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections to:

* Determine what asset allocation might best suit your needs--by taking our Investor Questionnaire.
* Find out how much to save for retirement and your children's college education-- by using our planning tools.
* Learn how to achieve your goals--by reading our PlainTalk(R) investment guides.
* Find your next fund--by using the Compare Funds, Compare Costs, and Narrow Your Fund Choices tools.
* Look up fund price, performance history, and distribution information--in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to VANGUARD.COM to:

*    See what you own (at Vanguard and elsewhere) and how your  investments  are doing.
* Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
*    Analyze your portfolio's holdings and performance.
* Open new accounts, buy and sell shares, and exchange money between funds--securely and easily.
* Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers.

Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams. contribute the maximum amount each year

It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

MAKE IT AUTOMATIC

Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

CONSIDER COST

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS

Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit VANGUARD.COM. You can open or fund your IRA on our website and have a confirmation in your hand within minutes.

THE VANGUARD(R) FAMILY OF FUNDS STOCK FUNDS

500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(R) Fund
Target Retirement Funds:
  Retirement Income
  Retirement 2005
  Retirement 2015
  Retirement 2025
  Retirement 2035
  Retirement 2045
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
  (California, Florida, Massachusetts,
  New Jersey, New York, Ohio,
  Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
  Funds (California, New Jersey,
  New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY
Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio

For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (118)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (118)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (118)                Chairman (JanuarySeptember 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (118)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (116)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (118)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (118)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (118)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (118)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

[VANGUARD SHIP LOGO]
THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard,  The  Vanguard  Group,  Vanguard.com,   Admiral,   Consolidated  View,
Explorer, Morgan, LifeStrategy, PlainTalk, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. The prospectus contains more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM. Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2004 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q480 022004

VANGUARD(R) U.S. STOCK INDEX FUNDS

MID-CAPITALIZATION PORTFOLIOS

DECEMBER 31, 2003

ANNUAL REPORT

VANGUARD(R)EXTENDED MARKET INDEX FUND
VANGUARD(R)MID-CAP INDEX FUND

THE VANGUARD GROUP(R) LOGO

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

--------------------------------------------------------------------------------
CONTENTS

1 letter from the chairman
7 fund profiles
9 glossary of investment terms
10 performance summaries
13 your fund's after-tax returns
14 about your fund's expenses
15 financial statements
71 advantages of vanguard.com
--------------------------------------------------------------------------------
SUMMARY

* As the stock market recovered in 2003 from one of the longest and deepest bear markets in history, the Extended Market Index and Mid-Cap Index Funds recorded their best annual returns ever. Their Investor Shares earned 43.4% and 34.1%, respectively.
* Small-cap stocks led the market, which boosted returns for the Extended Market Index Fund.


Want Less Clutter in Your Mailbox? Just Register With VANGUARD.COM and opt to get fund reports online.

                                                        INDEXED TO MSCI
                                                           MID-CAP INDEX FUND
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

The stock market rebound that began in March turned 2003 into a remarkable year for equities, especially those from smaller companies. Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund registered their best fiscal-year performances ever: 43.4% and 34.1%, respectively, for the funds' Investor Shares.

[PICTURES OF JOHN J. BRENNAN]

----------------------------------------------
2003 TOTAL RETURNS                  YEAR ENDED
                                   DECEMBER 31
----------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND
 Investor Shares                         43.4%
 Admiral Shares                          43.5
 Institutional Shares                    43.7
 VIPER Shares
  Market Price                           43.7
  Net Asset Value                        43.6
Wilshire 4500 Index                      43.8
Average Mid-Cap Core Fund*               36.1
----------------------------------------------
VANGUARD MID-CAP INDEX FUND
 Investor Shares                         34.1%
 Admiral Shares                          34.2
 Institutional Shares                    34.3
Spliced Mid Cap Index**                  33.8
Average Mid-Cap Core Fund*               36.1
----------------------------------------------
*Derived from data provided by Lipper Inc.
**S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

As the adjacent table shows, both funds fulfilled their objectives of closely tracking their target indexes. (The Mid-Cap Index Fund even slightly outperformed its benchmark.) The Extended Market Index Fund also outpaced the average mid-capitalization core mutual fund by more than 7 percentage points, in part because the fund's target index includes small-cap stocks--the best-performing segment of the broad market during the 12 months. On the other hand, the Mid-Cap Index Fund, which tracks an index that's "pure" mid-cap, lagged the same average peer fund by 2 percentage points.

Each fund's total returns are based on the change in net asset value plus income distributions during the year. (Despite the funds' strong returns, neither one distributed a capital gain, enhancing tax-efficiency.) The table on page 6 provides details. If you hold either fund in a taxable account, you may wish to refer to page 13 to view after-tax returns.

STOCKS LEAPED FORWARD AFTER YEARS OF DECLINE

Three straight years of stock market declines ended in a spectacular fashion in 2003. The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned 31.6% for the 12 months. The start of combat operations in Iraq in mid-March and the subsequent quick end to that phase of the engagement relieved months of anticipation and uncertainty that had cast a pall over the financial markets.

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES

This class of shares also carries low expenses and is available for a minimum investment of $10 million.

VIPER(R) SHARES

Traded on the American Stock Exchange, VIPERS(R) are available only through brokers. A table on page 11 shows VIPER returns based on both the AMEX market price and the net asset value for a share.
--------------------------------------------------------------------------------

Other factors also contributed to investors' optimism: the Federal Reserve Board's cutting short-term interest rates to a 45-year low of 1.00%; a falling U.S. dollar, which aided businesses dependent on exports and profits from operations overseas; mortgage rates' hitting four-decade lows, which spurred further home-buying and freed up cash through refinancing; tax cuts and refunds to consumers who were more than willing to spend the windfall; a spike in spending by businesses to replenish inventories and equipment; and the rapid growth of the economy, which reached an annual rate of 8.2% in the third quarter.

"JUNK" REIGNED SUPREME

Investors' renewed appetite for risk was evident not just in the equity market, but on the fixed income side as well. Bonds from companies with below-investment-grade credit ratings (popularly known as "junk" bonds) surged 29.0% during the 12 months, as measured by the Lehman Brothers High Yield Bond Index.

At the other extreme of the credit-quality spectrum, U.S. Treasury securities at first seemed poised for a fourth straight year of outstanding gains. By June, the rising price of the 10-year Treasury note drove its yield down to just above 3%--a level not seen since Dwight Eisenhower occupied the Oval Office. However, the prices of Treasuries fell subsequently, and by year-end the 10-year note's yield stood at 4.25%, up 44 basis points (0.44 percentage point) from the beginning of the year. Treasuries' total returns (which include interest income) for the full 12 months were still in positive territory, but barely above inflation. Mortgage-backed securities did only marginally better, while investment-grade corporate bonds--particularly those with longer maturities--posted solid returns. The Lehman Aggregate Bond Index, the benchmark for the broad U.S. investment-grade taxable bond market, earned 4.1%. Even as yields on longer-maturity bonds rose, the yield of the 3-month U.S. Treasury bill, a proxy for money market rates, finished the year at 0.92%, 27 basis points below its year-ago level.

THE FUNDS' GAINS WERE STELLAR ACROSS SECTORS

As expected, the Vanguard mid-cap index funds reflected the performance of their target benchmarks during the 12 months. In a change from recent years, fulfilling that objective was a pleasant experience. We thank our shareholders for their patience and loyalty through some trying times during the long bear market.

--------------------------------------------------------------------------------
MARKET BAROMETER                            AVERAGE ANNUAL TOTAL RETURNS
                                           PERIODS ENDED DECEMBER 31, 2003
                                   ---------------------------------------------
                                           ONE            THREE            FIVE
                                          YEAR            YEARS           YEARS
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)          29.9%            -3.8%           -0.1%
Russell 2000 Index (Small-caps)          47.3              6.3             7.1
Wilshire 5000 Index (Entire market)      31.6             -2.5             0.4
MSCI All Country World Index Free
 ex USA (International)                  41.4             -1.0             1.5
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index               4.1%             7.6%            6.6%
 (Broad taxable market)
Lehman Municipal Bond Index               5.3              6.7             5.8
Citigroup 3-Month Treasury Bill Index     1.1              2.3             3.5
================================================================================
CPI
Consumer Price Index                      1.9%             1.9%            2.4%
--------------------------------------------------------------------------------

The gains made in 2003 were consistently high across sectors within both funds. Indeed, sector returns ranged from a "low" of 15% (energy-related stocks within the Mid-Cap Index Fund) to a high of 71% (technology stocks within the Extended Market Index Fund). Other sectors, including consumer discretionary, financial services, health care, and producer durables--industries that, in general, stand to benefit in an expanding economy--posted impressive returns and, in some cases, made more of an impact on overall performance because of their heavier weightings in the target indexes and therefore the funds.

The Extended Market Index Fund posted the more impressive total returns, both in absolute and relative terms, in large part because its target, the Wilshire 4500 Completion Index, includes both mid-cap and small-cap stocks. On the other hand, the Mid-Cap Index Fund's index is virtually all mid-caps, which, despite their substantial gains, didn't keep pace with small-cap issues.

As I explained in our last semiannual report, the Mid-Cap Index Fund's benchmark switched in mid-May from the Standard & Poor's MidCap 400 Index to the new Morgan Stanley Capital International (MSCI) US Mid Cap 450 Index. (The "spliced" index that appears throughout this report reflects the change.) Because of the different methods used to construct these two indexes, performance results will also differ. What the impact will be on the fund's absolute returns going forward, no one can say. However, we feel the new MSCI index is a better reflection of the mid-cap segment of the market and should also provide more consistent results relative to mutual fund peers. The latter means that costs, rather than index methodology, will play a bigger role in the fund's relative performance. And when it comes to costs, Vanguard has an advantage: Our expense ratios are typically a fraction of the average for peer funds. (For details on the impact of costs on returns, see page 14.)

---------------------------------------------------------------
TOTAL RETURNS                                   TEN YEARS ENDED
                                             DECEMBER 31, 2003*
---------------------------------------------------------------
                                  AVERAGE        FINAL VALUE OF
                                   ANNUAL             A $10,000
                                   RETURN    INITIAL INVESTMENT
---------------------------------------------------------------
Extended Market Index Fund
 Investor Shares                    10.1%               $26,076
Wilshire 4500 Index                  9.8                 25,436
Average Mid-Cap Core Fund           12.2                 31,733
---------------------------------------------------------------
Mid-Cap Index Fund
 Investor Shares                     9.7%               $16,849
Spliced Mid Cap Index                9.4                 16,528
Average Mid-Cap Core Fund            8.3                 15,617
---------------------------------------------------------------
*For the Mid-Cap Index Fund and its comparative measures, returns are since the fund's inception on May 21, 1998.

OUR TRACKING RECORD HAS HELD UP OVER THE LONG TERM

One year is a mere snapshot; a fund's performance should be gauged over the long term. The table above shows the annualized returns and the final results of a hypothetical $10,000 initial investment over ten years for the Extended Market Index Fund and its comparative measures. Also shown are figures for the Mid-Cap Index Fund and its benchmarks since that fund's inception in May 1998.

Both funds slightly outpaced their respective target indexes--no mean feat, given that index funds are normally expected to lag their targets because of real-world operating costs. The funds' investment advisor, Vanguard's Quantitative Equity Group, added value through skillful use of proprietary tracking methodologies that helped take maximum advantage of the funds' low costs.

Relative to the average competing fund, the funds' long-term returns are the reverse of their recent one-year results: The Extended Market Index Fund lagged the average peer by about 2 percentage points, while the Mid-Cap Index Fund outpaced the same peer by 1.4 percentage points. The reasons again lie in differing index constructions, as well as different time periods. Small-cap stocks lagged large- and mid-caps during most of the 1990s--a factor that hindered the Extended Market Index Fund's returns. Actively managed peer funds, on the other hand, often included large-cap stocks that dominated the market.

Meanwhile, the bear market prevailed during much of the Mid-Cap Index Fund's shorter life span. The fund's former target index excludes companies that have less than four quarters of operating profits. That meant many of the more speculative companies that plunged during the bear market were not part of the index, an advantage for the fund's relative performance.

2003 BROUGHT STRONG RETURNS--AND DISAPPOINTMENT

Writing about positive stock fund returns has been a welcome change. Although the market's resurgence has made my task more pleasant, it has in no way altered the advice that we offered to shareholders both before and during the long downturn and that we continue to offer today. In any market environment, the keys to successful long-term investing are balance, diversification, and low costs. Make these principles the foundation of your investment plan, and you'll be positioned to survive--and ultimately thrive--come what may.

Unfortunately, 2003 was a disappointment in one key respect. The reports of late trading and market-timing at some investment management firms have been as disturbing to us as they no doubt have been to you. I want to close this letter with an assurance that Vanguard has long had policies and procedures in place to identify and deter such behavior.

More important, Vanguard shareholders are served by a crew of the highest integrity, and our client-owned corporate structure aligns our day-to-day efforts with your long-term financial goals.

Thank you for investing your assets with Vanguard.



Sincerely,


/S/JOHN J. BRENNAN
John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
JANUARY 14, 2004


--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE          DECEMBER 31, 2002-DECEMBER 31, 2003

                                                        DISTRIBUTIONS PER SHARE
                                                       -------------------------
                             STARTING         ENDING        INCOME       CAPITAL
                          SHARE PRICE    SHARE PRICE     DIVIDENDS         GAINS
--------------------------------------------------------------------------------
Extended Market Index Fund
Investor Shares                $18.74         $26.66        $0.213        $0.000
Admiral Shares                  18.74          26.66         0.227         0.000
Institutional Shares            18.74          26.67         0.243         0.000
VIPER Shares                    49.46          70.37         0.612         0.000
--------------------------------------------------------------------------------
Mid-Cap Index Fund
Investor Shares                $ 9.88         $13.13        $0.122        $0.000
Admiral Shares                  44.81          59.55         0.595         0.000
Institutional Shares             9.90          13.16         0.137         0.000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXTENDED MARKET INDEX FUND VIPER SHARES
PREMIUM/DISCOUNT: DECEMBER 27, 2001*-DECEMBER 31, 2003


                                        CLOSING PRICE
                                    ABOVE OR EQUAL TO        CLOSING PRICE BELOW
                              CLOSING NET ASSET VALUE    CLOSING NET ASSET VALUE
                            --------------------------  ------------------------
                                NUMBER   PERCENTAGE OF     NUMBER  PERCENTAGE OF
BASIS POINT DIFFERENTIAL**     OF DAYS      TOTAL DAYS    OF DAYS     TOTAL DAYS
--------------------------------------------------------------------------------
0-24.9                             280          55.23%        151         29.78%
25-49.9                             48           9.47          20          3.94
50-74.9                              3           0.59           3          0.59
75-100.0                             1           0.20           1          0.20
>100.0                               0           0.00           0          0.00
--------------------------------------------------------------------------------
Total                              332          65.49%        175         34.51%
--------------------------------------------------------------------------------
*Inception.
**One basis point equals 1/100th of 1%.

FUND PROFILES

These Profiles provide snapshots of each fund's characteristics, compared where indicated with the fund's unmanaged target index and a broad market index. Key terms are defined on page 9.


EXTENDED MARKET INDEX FUND
-----------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                             TARGET         BROAD
                                  FUND       INDEX*       INDEX**
-----------------------------------------------------------------
Number of Stocks                 3,337        4,720         5,216
Median Market Cap                $1.9B        $1.9B        $29.3B
Price/Earnings Ratio             37.5x        37.8x         25.6x
Price/Book Ratio                  2.2x         2.2x          3.1x
Yield                                          1.1%          1.5%
 Investor Shares                  0.8%
 Admiral Shares                   0.9%
 Institutional Shares             1.0%
 VIPER Shares                     0.9%
Return on Equity                  6.5%         6.5%         15.9%
Earnings Growth Rate              5.2%         5.4%          5.3%
Foreign Holdings                  0.2%         1.1%          0.8%
Turnover Rate                       8%           --            --
Expense Ratio                                    --            --
 Investor Shares                 0.26%
 Admiral Shares                  0.20%
 Institutional Shares            0.10%
 VIPER Shares                    0.20%
Short-Term Reserves                 0%           --            --
-----------------------------------------------------------------


---------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Berkshire Hathaway Inc.                        3.3%
 (financial services)
Liberty Media Corp.                            1.1
 (media)
InterActiveCorp                                0.7
 (retail)
Amazon.com, Inc.                               0.7
 (retail)
Genentech, Inc.                                0.7
 (biotechnology)
Cox Communications, Inc. Class A               0.7
 (telecommunications)
Hughes Electronics Corp.                       0.5
 (telecommunications services)
M & T Bank Corp.                               0.4
 (banking)
Gilead Sciences, Inc.                          0.4
 (pharmaceuticals)
Fox Entertainment Group, Inc. Class A          0.3
 (entertainment)
---------------------------------------------------
Top Ten                                        8.8%
---------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

-----------------------------------------------------------------
VOLATILITY MEASURES
                                TARGET                BROAD
                      FUND      INDEX*   FUND       INDEX**
-----------------------------------------------------------------
R-Squared             1.00        1.00   0.90          1.00
Beta                  1.01        1.00   1.11          1.00
-----------------------------------------------------------------

------------------------
INVESTMENT FOCUS

STYLE              Blend
MARKET CAP        Medium
------------------------

-----------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                             TARGET         BROAD
                                  FUND       INDEX*       INDEX**
-----------------------------------------------------------------
Auto & Transportation               3%           3%            3%
Consumer Discretionary             21           21            15
Consumer Staples                    3            3             7
Financial Services                 28           28            23
Health Care                        12           12            13
Integrated Oils                     0            0             3
Other Energy                        5            5             2
Materials & Processing              6            6             4
Producer Durables                   5            5             4
Technology                         12           12            15
Utilities                           5            5             6
Other                               0            0             5
-----------------------------------------------------------------

                                             VISIT OUR  WEBSITE AT  VANGUARD.COM
                                     FOR  REGULARLY  UPDATED  FUND  INFORMATION.

*Wilshire 4500 Index.
**Wilshire 5000 Index.

MID-CAP INDEX FUND
-----------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                             TARGET         BROAD
                                  FUND       INDEX*       INDEX**
-----------------------------------------------------------------
Number of Stocks                   453          452         5,216
Median Market Cap                $4.8B        $4.7B        $29.3B
Price/Earnings Ratio             24.7x        24.6x         25.6x
Price/Book Ratio                  2.5x         2.5x          3.1x
Yield                                          1.3%          1.5%
 Investor Shares                  1.1%
 Admiral Shares                   1.2%
 Institutional Shares             1.3%
Return on Equity                 14.6%        14.6%         15.9%
Earnings Growth Rate              9.0%         9.0%          5.3%
Foreign Holdings                  0.5%         0.5%          0.8%
Turnover Rate                     73%+           --            --
Expense Ratio                                    --            --
 Investor Shares                 0.26%
 Admiral Shares                  0.18%
 Institutional Shares            0.10%
Short-Term Reserves                 0%           --            --
-----------------------------------------------------------------

---------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Xerox Corp.                                    0.7%
 (electronic business equipment)
PACCAR, Inc.                                   0.6
 (automotive and transport)
Medco Health Solutions, Inc.                   0.6
 (health care)
Altera Corp.                                   0.5
 (electronics)
CIGNA Corp.                                    0.5
 (insurance)
Flextronics International Ltd.                 0.5
 (electronics)
Apple Computer, Inc.                           0.5
 (computer technology)
Broadcom Corp.                                 0.5
 (electronics)
PPL Corp.                                      0.5
 (electric utilities)
Eaton Corp.                                    0.5
 (manufacturing)
---------------------------------------------------
Top Ten 5.4%
---------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


-----------------------------------------------------------------
VOLATILITY MEASURES
                               SPLICED                      BROAD
                    FUND       INDEX++         FUND       INDEX**
-----------------------------------------------------------------
R-Squared             1.00          1.00   0.89          1.00
Beta                  1.00          1.00   0.98          1.00
-----------------------------------------------------------------

--------------------------------------
INVESTMENT FOCUS

STYLE                            Blend
MARKET CAP                      Medium
--------------------------------------


-----------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

                                             TARGET         BROAD
                                  FUND       INDEX*       INDEX**
-----------------------------------------------------------------
Auto & Transportation               3%           3%            3%
Consumer Discretionary             18           18            15
Consumer Staples                    3            3             7
Financial Services                 22           22            23
Health Care                         9           10            13
Integrated Oils                     1            1             3
Other Energy                        6            6             2
Materials & Processing              7            7             4
Producer Durables                   7            7             4
Technology                         15           15            15
Utilities                           8            8             6
Other                               1            0             5
-----------------------------------------------------------------
*MSCI US Mid Cap 450 Index.
**Wilshire 5000 Index.
+Includes activity related to a change in the fund's target index.
++S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or depositary receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


EXTENDED MARKET INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1993-DECEMBER 31, 2003

                 EXTENDED MARKET                                         AVERAGE
                   INDEX FUND           WILSHIRE          WILSHIRE       MID-CAP
                INVESTOR SHARES*      5000 INDEX        4500 INDEX   CORE FUND**

199312                     10000           10000             10000         10000
199403                      9687            9627              9638          9713
199406                      9427            9552              9342          9231
199409                     10049           10071              9984          9974
199412                      9824            9994              9734          9876
199503                     10550           10896             10471         10542
199506                     11500           11913             11365         11516
199509                     12826           13002             12648         12745
199512                     13144           13636             12993         12866
199603                     13954           14402             13761         13536
199606                     14518           15037             14388         14191
199609                     14894           15462             14695         14514
199612                     15463           16528             15226         15145
199703                     14925           16635             14581         14303
199706                     17273           19445             16833         16379
199709                     19878           21342             19413         18913
199712                     19596           21700             19136         18432
199803                     21852           24578             21355         20605
199806                     21376           25057             20937         19976
199809                     17379           22043             17073         16102
199812                     21226           26785             20788         20020
199903                     21082           27796             20752         19626
199906                     23706           29965             23147         21877
199909                     22321           27983             21718         21059
199912                     28914           33095             28166         27682
200003                     31714           34358             30968         31447
200006                     28960           32817             28262         30103
200009                     30057           32873             29284         31792
200012                     24419           29490             23724         29648
200103                     20576           25849             19958         27764
200106                     23518           27782             22774         30417
200109                     18567           23364             18002         24830
200112                     22189           26254             21512         28571
200203                     22602           26506             21898         30805
200206                     20334           23164             19754         26995
200209                     17182           19270             16726         22550
200212                     18181           20777             17683         23314
200303                     17581           20136             17111         23445
200306                     21326           23459             20781         26933
200309                     22927           24329             22382         28589
200312                     26076           27351             25436         31733
--------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED DECEMBER 31, 2003
                            -------------------------------------    FINAL VALUE
                                   ONE         FIVE           TEN   OF A $10,000
                                  YEAR        YEARS         YEARS     INVESTMENT
--------------------------------------------------------------------------------
Extended Market Index Fund
 Investor Shares*               43.43%        4.20%        10.06%        $26,076
Wilshire 5000 Index             31.64         0.42         10.59          27,351
Wilshire 4500 Index             43.84         4.12          9.79          25,436
Average Mid-Cap Core Fund**     36.11         9.65         12.24          31,733
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                   ONE        SINCE                OF A $250,000
                                  YEAR   INCEPTION+                   INVESTMENT
--------------------------------------------------------------------------------
Extended Market Index Fund
 Admiral Shares                 43.51%        0.75%                     $255,888
Wilshire 5000 Index             31.64        -3.19                       225,863
Wilshire 4500 Index             43.84         0.79                       256,261
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                ONE        FIVE         SINCE      A $10,000,000
                               YEAR       YEARS    INCEPTION+         INVESTMENT
--------------------------------------------------------------------------------
Extended Market Index Fund
 Institutional Shares        43.66%       4.36%         6.46%        $15,011,341
Wilshire 5000 Index          31.64        0.42          4.99          13,711,047
Wilshire 4500 Index          43.84        4.12          6.33          14,893,028
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                            ONE         SINCE       OF A $10,000
                                           YEAR    INCEPTION+         INVESTMENT
--------------------------------------------------------------------------------
Extended Market Index Fund
 VIPER Shares                            43.55%        8.47%             $11,776
Wilshire 5000 Index                      31.64         1.74               10,354
Wilshire 4500 Index                      43.84         8.76               11,840
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+Inception dates are: for Admiral Shares, November 13, 2000; for Institutional Shares, July 7, 1997; for VIPER Shares, December 27, 2001.

Note: See Financial Highlights tables on pages 60-62 for dividend and capital gains information.

--------------------------------------------------------------------------------
CUMULATIVE RETURNS: VIPER SHARES DECEMBER 27, 2001*-DECEMBER 31, 2003
                                                                      CUMULATIVE
                                                          ONE              SINCE
                                                         YEAR          INCEPTION
--------------------------------------------------------------------------------
Extended Market Index Fund VIPER
 Shares Market Returns                                 43.69%             18.03%
Extended Market Index Fund VIPER Shares
 Net Total Returns                                     43.55              17.76
Wilshire 4500 Index                                    43.84              18.40
--------------------------------------------------------------------------------
*Inception.

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-DECEMBER 31, 2003

                    EXTENDED MARKET
                       INDEX FUND            WILSHIRE
                    INVSETOR SHARES        4500 INDEX

1994                    -1.8                   -2.7
1995                    33.8                   33.5
1996                    17.6                   17.2
1997                    26.7                   25.7
1998                     8.3                    8.6
1999                    36.2                   35.5
2000                   -15.5                  -15.8
2001                    -9.1                   -9.3
2002                   -18.1                  -17.8
2003                    43.4                   43.8
--------------------------------------------------------------------------------


PERFORMANCE SUMMARIES (CONTINUED)

MID-CAP INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MAY 21, 1998-DECEMBER 31, 2003

                 MID-CAP                            SPLICED            AVERAGE
              INDEX FUND           WILSHIRE         MID CAP            MID CAP
       INVESTOR SHARES**         5000 INDEX          INDEX+         CORE FUND+

5/21/1998          10000              10000           10000              10000
   199806           9851              10126            9833               9965
   199809           8436               8908            8410               8030
   199812          10855              10825           10781               9853
   199903          10176              11233           10093               9702
   199906          11628              12110           11522              10909
   199909          10674              11309           10555              10502
   199912          12518              13375           12368              13623
   200003          14136              13885           13938              15545
   200006          13687              13262           13478              15010
   200009          15346              13285           15116              15855
   200012          14783              11918           14534              14590
   200103          13186              10447           12968              13725
   200106          14927              11228           14674              15167
   200109          12470               9442           12243              12383
   200112          14709              10610           14446              14061
   200203          15697              10712           15417              15228
   200206          14230               9361           13982              13460
   200209          11873               7788           11669              11246
   200212          12561               8397           12349              11474
   200303          12001               8138           11802              11590
   200306          13959               9480           13682              13429
   200309          14836               9832           14552              14258
   200312          16849              11054           16528              15617
--------------------------------------------------------------------------------
                                    AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED DECEMBER 31, 2003
                                ----------------------------------   FINAL VALUE
                                   ONE         FIVE          SINCE  OF A $10,000
                                  YEAR        YEARS     INCEPTION*    INVESTMENT
--------------------------------------------------------------------------------
Mid-Cap Index Fund
  Investor Shares**             34.14%        9.19%          9.74%       $16,849
Wilshire 5000 Index             31.64         0.42           1.80         11,054
Spliced Mid Cap IndexY          33.84         8.92           9.36         16,528
Average Mid-Cap Core Fund++     36.11         9.65           8.26         15,617
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                   ONE            SINCE            OF A $250,000
                                  YEAR       INCEPTION*               INVESTMENT
--------------------------------------------------------------------------------
Mid-Cap Index Fund
  Admiral Shares                34.24%           10.59%                 $309,899
Wilshire 5000 Index             31.64             3.96                   271,584
Spliced Mid Cap IndexY          33.84            10.46                   309,123
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                   ONE         FIVE         SINCE  A $10,000,000
                                  YEAR        YEARS    INCEPTION*     INVESTMENT
--------------------------------------------------------------------------------
Mid-Cap Index Fund
  Institutional Shares          34.33%        9.36%         9.90%    $16,990,821
Wilshire 5000 Index             31.64         0.42          1.80      11,053,539
Spliced Mid Cap Index+          33.84         8.92          9.36      16,528,450
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 21, 1998-DECEMBER 31, 2003

                        MID-CAP                SPLICED
                      INDEX FUND               MID-CAP
                    INVESTOR SHARES             INDEX+

1998                     8.6                     7.8
1999                    15.3                    14.7
2000                    18.1                    17.5
2001                    -0.5                    -0.6
2002                   -14.6                   -14.5
2003                    34.1                    33.8
--------------------------------------------------------------------------------
*Inception dates are: for Investor and Institutional Shares, May 21, 1998; for Admiral Shares, November 12, 2001.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
++Derived from data provided by Lipper Inc.
NOTE: See Financial Highlights tables on pages 63-65 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. Qualified dividend income is based on calendar year 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2003


                                          ONE YEAR     FIVE YEARS      TEN YEARS
                                      ------------------------------------------
EXTENDED MARKET INDEX FUND
  INVESTOR SHARES*
Returns Before Taxes                        43.43%          4.20%         10.06%
Returns After Taxes on Distributions        43.19           2.48           8.24
Returns After Taxes on Distributions
  and Sale of Fund Shares                   28.39           2.86           7.98
--------------------------------------------------------------------------------
                                                                           SINCE
                                          ONE YEAR     FIVE YEARS    INCEPTION**
                                      ------------------------------------------
MID-CAP INDEX FUND INVESTOR SHARES*
Returns Before Taxes                        34.14%          9.19%          9.74%
Returns After Taxes on Distributions        33.94           7.47           8.12
Returns After Taxes on Distributions
  and Sale of Fund Shares                   22.42           6.90           7.47
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns are since the fund's inception on May 21, 1998.

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in your fund, using the fund's actual return and operating expenses for the fiscal year ended December 31, 2003. The cost in dollars is calculated by applying the expense ratio to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratio for each fund's peer group, which is derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                               COST OF $10,000               FUND    PEER GROUP*
                            INVESTMENT IN FUND      EXPENSE RATIO  EXPENSE RATIO
--------------------------------------------------------------------------------
EXTENDED MARKET INDEX FUND
  Investor Shares                          $32              0.26%          1.39%
  Admiral Shares                            24              0.20             --
  Institutional Shares                      12              0.10             --
  VIPER Shares                              24              0.20             --
--------------------------------------------------------------------------------
MID-CAP INDEX FUND
  Investor Shares                          $30              0.26%          1.39%
  Admiral Shares                            21              0.18             --
  Institutional Shares                      12              0.10             --
--------------------------------------------------------------------------------
*Average Mid-Cap Core Fund.
Calculations assume no shares were sold. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratio captures data through year-end 2002.

You can find more information about the funds' expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the funds' prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS]

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
--------------------------------------------------------------------------------
* Berkshire Hathaway Inc. Class A                    2,663       $       224,358
* Liberty Media Corp.                            6,346,518                75,460
* InterActiveCorp                                1,525,367                51,756
* Amazon.com, Inc.                                 945,569                49,775
* Genentech, Inc.                                  520,091                48,665
* Cox Communications, Inc.
    Class A                                      1,397,973                48,160
* Hughes Electronics Corp.                       2,136,359                35,357
  M & T Bank Corp.                                 283,059                27,825
* Gilead Sciences, Inc.                            477,321                27,751
* Fox Entertainment Group, Inc.
    Class A                                        831,033                24,225
  Kraft Foods Inc.                                 660,270                21,274
* EchoStar Communications Corp.
    Class A                                        580,383                19,733
  UnionBanCal Corp.                                342,878                19,729
  CIT Group Inc.                                   502,908                18,080
  E.W. Scripps Co. Class A                         190,335                17,918
  Washington Post Co. Class B                       22,519                17,822
  New York Community
    Bancorp, Inc.                                  454,443                17,292
  Hudson City Bancorp, Inc.                        449,943                17,179
* Juniper Networks, Inc.                           917,661                17,142
* Affiliated Computer Services, Inc.
    Class A                                        309,486                16,855
  Lennar Corp. Class A                             172,946                16,603
* Coach, Inc.                                      437,430                16,513
  Sovereign Bancorp, Inc.                          689,799                16,383
  Microchip Technology, Inc.                       488,944                16,311
  D. R. Horton, Inc.                               370,574                16,031
  Mylan Laboratories, Inc.                         633,869                16,012
* Caremark Rx, Inc.                                627,447                15,893
  Royal Caribbean Cruises, Ltd.                    455,126                15,834
  Vornado Realty Trust REIT                        271,368                14,857
  Total System Services, Inc.                      463,953                14,443
* NTL Inc.                                         204,938                14,294
  Murphy Oil Corp.                                 216,733                14,155
  Popular, Inc.                                    313,351                14,082
  General Growth
    Properties Inc. REIT                           506,663                14,060
* Ameritrade Holding Corp.                         995,653                14,009
  GlobalSantaFe Corp.                              550,133                13,660
  Fidelity National Financial, Inc.                349,374                13,549
* Millennium
    Pharmaceuticals, Inc.                          710,321                13,262
  National Commerce
  Financial Corp.                                  483,208                13,182
  Valero Energy Corp.                              283,443                13,135
  Public Storage, Inc. REIT                        299,253                12,985
* MGM Mirage, Inc.                                 342,709                12,889
* CNA Financial Corp.                              527,192                12,705
  Archstone-Smith Trust REIT                       450,792                12,613

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Laboratory Corp. of
  America Holdings                                 338,187       $        12,496
  Banknorth Group, Inc.                            381,157                12,399
* Synopsys, Inc.                                   366,162                12,362
  XTO Energy, Inc.                                 434,072                12,284
* Barr Pharmaceuticals INC                         158,497                12,196
* Cablevision Systems NY Group
    Class A                                        517,528                12,105
* Dean Foods Co.                                   367,862                12,092
 Legg Mason Inc.                                   156,159                12,052
* BEA Systems, Inc.                                956,400                11,764
* L-3 Communications
    Holdings, Inc.                                 228,267                11,724
  Kimco Realty Corp. REIT                          260,410                11,653
* AdvancePCS                                       218,968                11,531
  Compass Bancshares Inc.                          292,480                11,497
  Harman International
    Industries, Inc.                               155,102                11,474
* SanDisk Corp.                                    187,019                11,434
* Cadence Design Systems, Inc.                     631,429                11,353
  CDW Corp.                                        196,304                11,339
  Green Point Financial Corp.                      319,387                11,281
  Estee Lauder Cos. Class A                        286,236                11,238
  Boston Properties, Inc. REIT                     230,766                11,121
* Varian Medical Systems, Inc.                     160,370                11,082
* IVAX Corp.                                       463,041                11,057
* Mohawk Industries, Inc.                          156,734                11,056
* Weatherford International Ltd.                   306,708                11,041
 Tyson Foods, Inc.                                 826,298                10,940
* E*Trade Financial Corp.                          863,147                10,919
  Smurfit-Stone Container Corp.                    583,262                10,831
  Old Republic International Corp.                 426,324                10,812
  Radian Group, Inc.                               221,445                10,795
* SPX Corp.                                        179,612                10,563
* Patterson Dental Co.                             160,944                10,326
  Rouse Co. REIT                                   213,509                10,035
  Duke Realty Corp. REIT                           320,699                 9,942
* LAM Research Corp.                               307,540                 9,934
 Transatlantic Holdings, Inc.                      122,516                 9,899
* Metro-Goldwyn-Mayer Inc.                         577,573                 9,871
* Smith International, Inc.                        235,999                 9,799
  Lear Corp.                                       159,604                 9,789
  White Mountains
  Insurance Group Inc.                              21,214                 9,757
  Omnicare, Inc.                                   241,521                 9,755
* Weight Watchers
  International, Inc.                              252,211                 9,677
  ENSCO International, Inc.                        353,127                 9,594
  Republic Services, Inc. Class A                  373,737                 9,579
* Williams-Sonoma, Inc.                            275,280                 9,571
* Whole Foods Market, Inc.                         141,217                 9,480
  Ross Stores, Inc.                                358,453                 9,474
* Career Education Corp.                           236,083                 9,460
  Commerce Bancorp, Inc.                           178,898                 9,424
  Expeditors International of
    Washington, Inc.                               247,608                 9,325
  iStar Financial Inc. REIT                        239,174                 9,304
  Wisconsin Energy Corp.                           277,520                 9,283
* XM Satellite Radio Holdings, Inc.                352,127                 9,282
* VeriSign, Inc.                                   569,355                 9,280
* Host Marriott Corp. REIT                         752,605                 9,272
  Diebold, Inc.                                    171,266                 9,226
* Coventry Health Care Inc.                        141,665                 9,136
* Level 3 Communications, Inc.                   1,596,285                 9,099
  Hillenbrand Industries, Inc.                     145,756                 9,046
* Pixar, Inc.                                      130,444                 9,038
  SCANA Corp.                                      261,275                 8,949
  Fastenal Co.                                     178,961                 8,937
* Pioneer Natural Resources Co.                    278,241                 8,884
* Health Net Inc.                                  270,257                 8,837
* The Dun & Bradstreet Corp.                       171,744                 8,709
* Vishay Intertechnology, Inc.                     378,323                 8,664
  Manpower Inc.                                    183,755                 8,651
* Celgene Corp.                                    191,597                 8,626
  Hibernia Corp. Class A                           366,076                 8,606
  TCF Financial Corp.                              167,319                 8,592
  Mercantile Bankshares Corp.                      187,715                 8,556
  Telephone & Data Systems, Inc.                   135,483                 8,474
* Invitrogen Corp.                                 120,499                 8,435
  DENTSPLY International Inc.                      186,717                 8,434
  Hormel Foods Corp.                               326,757                 8,434
* Foundry Networks, Inc.                           307,551                 8,415
* Oxford Health Plans, Inc.                        192,884                 8,390
  Allied Capital Corp.                             300,907                 8,389
  The PMI Group Inc.                               223,940                 8,337
  Doral Financial Corp.                            254,537                 8,216
* DST Systems, Inc.                                196,693                 8,214
* Constellation Brands, Inc.
  Class A                                          248,001                 8,167
* Dollar Tree Stores, Inc.                         271,330                 8,156
  Intersil Corp.                                   327,535                 8,139
  Leucadia National Corp.                          176,251                 8,125
  ServiceMaster Co.                                696,076                 8,109
* Westwood One, Inc.                               235,775                 8,066
  Friedman, Billings,
  Ramsey Group, Inc.                               349,207                 8,060
  Avalonbay Communities,
  Inc.  REIT                                       167,946                 8,028
  PETsMART,  Inc.                                  337,189                 8,025
  Gentex Corp.                                     180,900                 7,989
* Sirius Satellite Radio, Inc.                   2,525,926                 7,982
* Iron Mountain, Inc.                              201,359                 7,962

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  Foot Locker, Inc.                                337,840       $         7,922
  Commerce Bancshares, Inc.                        161,051                 7,895
  Pepco Holdings, Inc.                             403,927                 7,893
* ChoicePoint Inc.                                 206,156                 7,852
  Outback Steakhouse                               176,482                 7,802
* NVR, Inc.                                         16,702                 7,783
  Health Care Properties
  Investors REIT                                   152,916                 7,768
  Bunge Ltd.                                       235,411                 7,750
* Park Place Entertainment Corp.                   714,448                 7,737
  Energy East Corp.                                344,251                 7,711
  Belo Corp. Class A                               269,802                 7,646
* Lamar Advertising Co. Class A                    204,855                 7,645
* Red Hat, Inc.                                    406,681                 7,633
* SICOR, Inc.                                      280,568                 7,631
* PanAmSat Corp.                                   353,881                 7,630
* Chico's FAS, Inc.                                205,487                 7,593
  SEI Corp.                                        248,608                 7,575
* Brinker International, Inc.                      228,008                 7,561
* CarMax, Inc.                                     244,334                 7,557
  C.H. Robinson Worldwide, Inc.                    199,168                 7,550
* International Rectifier Corp.                    151,636                 7,492
  The McClatchy Co. Class A                        108,850                 7,489
* Energizer Holdings, Inc.                         199,301                 7,486
* Amkor Technology, Inc.                           409,825                 7,463
* Zebra Technologies Corp. Class A                 111,579                 7,405
  Beckman Coulter, Inc.                            145,427                 7,392
* Ceridian Corp.                                   352,141                 7,374
  Associated Banc-Corp                             172,836                 7,371
* Rite Aid Corp.                                 1,216,583                 7,348
  Universal Health Services
  Class B                                          136,739                 7,346
  Liberty Property Trust REIT                      188,825                 7,345
* Mid Atlantic Medical
  Services, Inc.                                   112,800                 7,309
  Pogo Producing Co.                               150,342                 7,262
* U.S. Cellular Corp.                              203,109                 7,210
* 3Com Corp.                                       879,254                 7,184
  City National Corp.                              115,446                 7,172
* Rambus Inc.                                      230,784                 7,085
  Lyondell Chemical Co.                            416,940                 7,067
* Advance Auto Parts, Inc.                          86,650                 7,053
* ImClone Systems, Inc.                            176,763                 7,010
  Michaels Stores, Inc.                            157,965                 6,982
* Agere Systems Inc. Class A                     2,287,398                 6,977
  Astoria Financial Corp.                          187,474                 6,974
* Lincare Holdings, Inc.                           231,878                 6,963
* Henry Schein, Inc.                               102,922                 6,955
* Fairchild Semiconductor
  International, Inc.                              277,642                 6,933
  Chesapeake Energy Corp.                          510,453                 6,932
  Arthur J. Gallagher & Co.                        212,374                 6,900
  Student Loan Corp.                                47,253                 6,899
  Questar Corp.                                    195,893                 6,886
  GTECH Holdings Corp.                             138,933                 6,876
  W.R. Berkley Corp.                               196,641                 6,873
* Toll Brothers, Inc.                              172,285                 6,850
  Developers Diversified
  Realty Corp. REIT                                203,683                 6,838
  AVX Corp.                                        409,292                 6,802
  A.G. Edwards & Sons, Inc.                        185,626                 6,725
* Storage Technology Corp.                         260,800                 6,716
  The St. Joe Co.                                  179,758                 6,703
* Atmel Corp.                                    1,111,375                 6,679
* Getty Images, Inc.                               133,023                 6,668
* PacifiCare Health Systems, Inc.                   98,577                 6,664
  Precision Castparts Corp.                        146,211                 6,639
  Lafarge North America Inc.                       163,682                 6,632
* Cognizant Technology
  Solutions Corp.                                  145,101                 6,622
  Unitrin, Inc.                                    159,333                 6,598
* Amphenol Corp.                                   103,183                 6,596
* WebMD Corp.                                      723,638                 6,506
  Alliant Energy Corp.                             260,992                 6,499
  Mandalay Resort Group                            145,028                 6,486
  Dial Corp.                                       227,192                 6,468
  Valley National Bancorp                          221,251                 6,461
  Aramark Corp. Class B                            234,432                 6,428
* Maxtor Corp.                                     578,858                 6,425
  Erie Indemnity Co. Class A                       151,454                 6,419
* Entercom Communications Corp.                    121,138                 6,415
  Northeast Utilities                              315,596                 6,366
  MDU Resources Group, Inc.                        266,873                 6,354
* Cephalon, Inc.                                   131,230                 6,353
* JetBlue Airways Corp.                            239,163                 6,343
  AMB Property Corp. REIT                          192,719                 6,337
  Diamond Offshore Drilling, Inc.                  307,360                 6,304
  Equitable Resources, Inc.                        146,830                 6,302
* Patterson-UTI Energy, Inc.                       190,807                 6,281
* Jacobs Engineering Group Inc.                    130,785                 6,279
  Allete, Inc.                                     205,083                 6,276
  Capitol Federal Financial                        173,052                 6,240
  DPL Inc.                                         298,175                 6,226
* The Neiman Marcus Group, Inc.
  Class A                                          115,368                 6,192
  Hubbell Inc. Class B                             140,358                 6,190
* Community Health Systems, Inc.                   232,241                 6,173
* Hovnanian Enterprises Inc.
  Class A                                           70,848                 6,168
* Fisher Scientific International Inc.             148,107                 6,127
* ICOS Corp.                                       148,296                 6,122
* Avnet, Inc.                                      282,473                 6,118

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  Hospitality Properties Trust REIT                147,676       $         6,096
  NSTAR                                            124,988                 6,062
  The Macerich Co. REIT                            136,126                 6,058
* Cypress Semiconductor Corp.                      283,463                 6,055
  Donaldson Co., Inc.                              102,276                 6,051
  Bowater Inc.                                     130,646                 6,050
* Endo Pharmaceuticals
  Holdings, Inc.                                   310,686                 5,984
  Mercury General Corp.                            128,261                 5,971
* Pride International, Inc.                        319,732                 5,960
  Harris Corp.                                     157,034                 5,959
  Eaton Vance Corp.                                162,629                 5,959
  Noble Energy, Inc.                               133,909                 5,950
* DaVita, Inc.                                     152,464                 5,946
  HON Industries, Inc.                             137,224                 5,945
* Cooper Cameron Corp.                             127,466                 5,940
  Wesco Financial Corp.                             16,818                 5,920
  Investors Financial
  Services Corp.                                   154,032                 5,916
* Triad Hospitals, Inc.                            177,693                 5,912
  Valspar Corp.                                    119,343                 5,898
* Newfield Exploration Co.                         132,113                 5,884
* Markel Corp.                                      23,196                 5,880
* AmeriCredit Corp.                                368,993                 5,878
  Nuveen Investments, Inc.
  Class A                                          218,806                 5,833
  PepsiAmericas, Inc.                              340,243                 5,825
* Corinthian Colleges, Inc.                        104,502                 5,806
* Nextel Partners, Inc.                            430,555                 5,791
  ADTRAN Inc.                                      186,586                 5,784
  Bank of Hawaii Corp.                             136,487                 5,760
  United Dominion Realty
  Trust REIT                                       299,151                 5,744
* Network Associates, Inc.                         380,645                 5,725
* Western Digital Corp.                            485,314                 5,722
  Mack-Cali Realty Corp. REIT                      137,422                 5,720
* Crown Castle International Corp.                 518,151                 5,715
* Rent-A-Center, Inc.                              191,075                 5,709
  Weingarten Realty
  Investors REIT                                   128,486                 5,698
  New Plan Excel Realty
  Trust REIT                                       230,525                 5,687
* Ingram Micro, Inc. Class A                       357,182                 5,679
  Sky Financial Group, Inc.                        217,590                 5,644
* Abercrombie & Fitch Co.                          228,028                 5,635
  Sonoco Products Co.                              228,745                 5,632
  Chelsea Property Group REIT                      102,671                 5,627
  Regency Centers Corp. REIT                       140,794                 5,611
  Wilmington Trust Corp.                           155,691                 5,605
  International Speedway Corp.                     125,497                 5,605
  The Chicago Mercantile Exchange                   77,421                 5,602
  Fulton Financial Corp.                           255,636                 5,601
  Forest City Enterprise Class A                   117,809                 5,597
  Fair, Isaac, Inc.                                113,640                 5,587
  Catellus Development Corp.                       231,597                 5,586
  National Instruments Corp.                       122,591                 5,574
  BorgWarner, Inc.                                  64,729                 5,506
* Arrow Electronics, Inc.                          237,803                 5,503
  Reinsurance Group of
  America, Inc.                                    142,310                 5,500
  Protective Life Corp.                            162,511                 5,499
  First American Corp.                             184,460                 5,491
  CONSOL Energy, Inc.                              211,776                 5,485
  Trizec Properties, Inc. REIT                     355,954                 5,482
* American Axle &
  Manufacturing Holdings, Inc.                     134,557                 5,439
  Packaging Corp. of America                       248,470                 5,432
  Martin Marietta Materials, Inc.                  115,384                 5,420
* American Tower Corp. Class A                     499,956                 5,410
* Smithfield Foods, Inc.                           261,067                 5,404
  FirstMerit Corp.                                 199,496                 5,380
* The Cheesecake Factory                           121,868                 5,366
  J.M. Smucker Co.                                 118,064                 5,347
  Peabody Energy Corp.                             127,913                 5,335
* Eon Labs, Inc.                                   104,474                 5,323
  Pentair, Inc.                                    116,469                 5,323
* Tech Data Corp.                                  133,899                 5,314
* Education Management Corp.                       170,617                 5,296
  Puget Energy, Inc.                               222,219                 5,282
  Brown & Brown, Inc.                              161,902                 5,280
  American National Insurance Co.                   62,550                 5,277
* Alliant Techsystems, Inc.                         91,143                 5,264
* Glamis Gold, Ltd.                                306,160                 5,241
* Pharmaceutical Resources, Inc.                    80,258                 5,229
* Emulex Corp.                                     195,452                 5,215
  Viad Corp.                                       208,364                 5,209
* BOK Financial Corp.                              134,432                 5,205
* Krispy Kreme Doughnuts, Inc.                     142,116                 5,201
  Great Plains Energy, Inc.                        163,314                 5,197
* CheckFree Corp.                                  187,762                 5,192
  Ryland Group, Inc.                                58,391                 5,176
* Barnes & Noble, Inc.                             157,069                 5,160
* Conseco, Inc.                                    236,356                 5,153
* Columbia Sportswear Co.                           94,431                 5,146
* Reliant Resources, Inc.                          694,766                 5,113
* Del Monte Foods Co.                              490,415                 5,100
* J.B. Hunt Transport
  Services, Inc.                                   188,662                 5,096
  Applebee's International, Inc.                   129,635                 5,091
  Colonial BancGroup, Inc.                         293,435                 5,082
* Silicon Laboratories Inc.                        117,356                 5,072
* Kmart Holding Corp.                              211,439                 5,064

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  Certegy, Inc.                                    154,012       $         5,052
* ITT Educational Services, Inc.                   106,756                 5,014
  Mills Corp. REIT                                 113,718                 5,004
* Saks Inc.                                        332,218                 4,997
* Marvel Enterprises Inc.                          170,437                 4,961
  Cullen/Frost Bankers, Inc.                       122,289                 4,961
  OGE Energy Corp.                                 204,970                 4,958
  Webster Financial Corp.                          107,620                 4,935
  ONEOK, Inc.                                      223,461                 4,934
* Apogent Technologies Inc.                        214,075                 4,932
  Valeant Pharmaceuticals
  International                                    195,947                 4,928
* O'Reilly Automotive, Inc.                        127,963                 4,909
* Amylin Pharmaceuticals, Inc.                     220,357                 4,896
* Kinder Morgan
  Management, LLC                                  113,546                 4,878
* AMR Corp.                                        375,667                 4,865
  Rayonier Inc.                                    117,183                 4,864
* Gemstar-TV Guide
  International, Inc.                              962,084                 4,859
* Integrated Circuit Systems, Inc.                 170,167                 4,848
  Philadelphia Suburban Corp.                      218,102                 4,820
* Sepracor Inc.                                    200,187                 4,790
* Agere Systems Inc. Class B                     1,650,000                 4,785
  HCC Insurance Holdings, Inc.                     150,387                 4,782
* Varco International, Inc.                        230,120                 4,747
* Westport Resources Corp.                         158,777                 4,741
* Renal Care Group, Inc.                           114,974                 4,737
  People's Bank                                    144,904                 4,724
* MEMC Electronic Materials, Inc.                  487,853                 4,693
* Sybase, Inc.                                     227,947                 4,691
  National Fuel Gas Co.                            191,928                 4,691
  Washington Federal Inc.                          164,390                 4,669
  W Holding Co., Inc.                              249,547                 4,644
* Stericycle, Inc.                                  99,223                 4,634
  Cabot Corp.                                      145,507                 4,633
* 99 Cents Only Stores                             170,004                 4,629
* BearingPoint, Inc.                               458,271                 4,624
  Independence Community
  Bank Corp.                                       128,341                 4,616
  Thornburg Mortgage, Inc. REIT                    169,626                 4,614
  Medicis Pharmaceutical Corp.                      64,708                 4,614
  Reynolds & Reynolds Class A                      158,362                 4,600
  Arden Realty Group, Inc. REIT                    151,579                 4,599
  Lee Enterprises, Inc.                            105,225                 4,593
  Pier 1 Imports Inc.                              209,745                 4,585
* Polycom, Inc.                                    233,879                 4,565
  Waddell & Reed Financial, Inc.                   194,332                 4,559
  Polaris Industries, Inc.                          51,447                 4,557
  American Financial Group, Inc.                   172,186                 4,556
* Neurocrine Biosciences, Inc.                      83,225                 4,539
  American Capital Strategies, Ltd.                152,270                 4,527
  Teleflex Inc.                                     93,605                 4,524
  Pan Pacific Retail
  Properties, Inc. REIT                             94,939                 4,524
* Scotts Co.                                        76,092                 4,502
  Harte-Hanks, Inc.                                206,588                 4,493
  RPM International, Inc.                          272,749                 4,489
* National-Oilwell, Inc.                           200,612                 4,486
  MDC Holdings, Inc.                                69,427                 4,478
  CBRL Group, Inc.                                 116,753                 4,467
  Federal Realty Investment
  Trust REIT                                       115,875                 4,448
  Carlisle Co., Inc.                                72,821                 4,432
  AGL Resources Inc.                               151,556                 4,410
  Vectren Corp.                                    178,467                 4,399
* RF Micro Devices, Inc.                           437,161                 4,393
  Westcorp, Inc.                                   119,996                 4,386
  Nationwide Financial
  Services, Inc.                                   132,559                 4,382
  Tootsie Roll Industries, Inc.                    121,679                 4,380
  BancorpSouth, Inc.                               184,377                 4,373
  Ruby Tuesday, Inc.                               153,374                 4,370
* Sonus Networks, Inc.                             576,198                 4,356
  Graco, Inc.                                      108,444                 4,349
  Claire's Stores, Inc.                            230,754                 4,347
* Edwards Lifesciences Corp.                       144,131                 4,335
  StanCorp Financial Group, Inc.                    68,911                 4,333
* First Health Group Corp.                         222,540                 4,331
  Jack Henry & Associates Inc.                     210,256                 4,327
  Raymond James Financial, Inc.                    114,696                 4,324
  Station Casinos, Inc.                            141,082                 4,321
* Ultra Petroleum Corp.                            175,396                 4,318
  International Bancshares Corp.                    91,522                 4,315
* Timberland Co.                                    82,786                 4,311
  Tidewater Inc.                                   142,902                 4,270
  Jefferies Group, Inc.                            128,589                 4,246
* Integrated Device
  Technology Inc.                                  247,193                 4,244
* Martek Biosciences Corp.                          65,069                 4,228
  Harsco Corp.                                      96,405                 4,224
  Hawaiian Electric Industries Inc.                 89,171                 4,224
* 7-Eleven, Inc.                                   263,030                 4,222
  Oshkosh Truck Corp.                               82,612                 4,216
  The Timken Co.                                   210,066                 4,214
* NBTY, Inc.                                       156,681                 4,208
* The Titan Corp.                                  192,124                 4,190
  Health Care Inc. REIT                            116,196                 4,183
  Herman Miller, Inc.                              171,921                 4,173
  Annaly Mortgage
  Management Inc. REIT                             226,545                 4,168
  Roper Industries Inc.                             84,584                 4,167

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  Valhi, Inc.                                      278,204       $         4,162
* AnnTaylor Stores Corp.                           106,659                 4,160
  Ventas, Inc. REIT                                189,073                 4,160
* Yellow Roadway Corp.                             114,913                 4,156
  Global Payments Inc.                              88,147                 4,153
* DeVry, Inc.                                      165,186                 4,151
* BISYS Group, Inc.                                278,879                 4,150
* Swift Transportation Co., Inc.                   197,219                 4,146
* Owens-Illinois, Inc.                             348,493                 4,144
  UCBH Holdings, Inc.                              106,247                 4,140
  Camden Property Trust REIT                        93,401                 4,138
* Advanced Fibre
  Communications, Inc.                             204,937                 4,129
* Gen-Probe Inc.                                   113,177                 4,128
* The Corporate Executive
  Board Co.                                         88,187                 4,116
  Talbots Inc.                                     133,533                 4,110
* WFS Financial, Inc.                               96,780                 4,109
  IKON Office Solutions, Inc.                      345,321                 4,096
* Andrx Group                                      169,912                 4,085
  Regis Corp.                                      103,017                 4,071
  CenterPoint Properties
  Corp. REIT                                        54,323                 4,069
  Shurgard Storage Centers, Inc.
  Class A REIT                                     107,634                 4,052
* Avocent Corp.                                    110,605                 4,039
* Human Genome Sciences, Inc.                      304,689                 4,037
  Trustmark Corp.                                  137,903                 4,036
  CBL & Associates
  Properties, Inc. REIT                             71,239                 4,025
  Crescent Real Estate, Inc. REIT                  234,156                 4,011
* Borders Group, Inc.                              182,653                 4,004
  CNF Inc.                                         117,227                 3,974
* INAMED Corp.                                      82,655                 3,972
  Lubrizol Corp.                                   121,668                 3,957
* Protein Design Labs, Inc.                        221,024                 3,956
* Knight Trading Group, Inc.                       270,208                 3,956
* Semtech Corp.                                    173,945                 3,954
  Patina Oil & Gas Corp.                            80,583                 3,948
  WPS Resources Corp.                               85,355                 3,946
  BRE Properties Inc. Class A REIT                 117,811                 3,935
* Cymer, Inc.                                       85,132                 3,932
* Alleghany Corp.                                   17,662                 3,930
* Covance, Inc.                                    146,173                 3,917
* Performance Food Group Co.                       108,116                 3,911
  Whitney Holdings Corp.                            95,368                 3,909
  IndyMac Bancorp, Inc. REIT                       131,157                 3,907
  Hudson United Bancorp                            105,725                 3,907
* Pacific Sunwear of
  California, Inc.                                 184,593                 3,899
  ArvinMeritor, Inc.                               161,601                 3,898
  The South Financial Group, Inc.                  139,131                 3,876
  Arch Coal, Inc.                                  124,148                 3,870
  Furniture Brands
  International Inc.                               131,539                 3,858
  F.N.B. Corp.                                     108,746                 3,855
  MAF Bancorp, Inc.                                 91,919                 3,851
* Allmerica Financial Corp.                        125,162                 3,851
* Service Corp. International                      710,762                 3,831
  Westamerica Bancorporation                        76,995                 3,827
  Lancaster Colony Corp.                            84,467                 3,815
* Activision, Inc.                                 209,168                 3,807
* IDEXX Laboratories Corp.                          82,219                 3,805
  Ametek, Inc.                                      78,801                 3,803
  Thor Industries, Inc.                             67,570                 3,799
  John Wiley & Sons Class A                        145,398                 3,785
* BJ's Wholesale Club, Inc.                        164,600                 3,779
  Church & Dwight, Inc.                             95,398                 3,778
* Earthlink, Inc.                                  376,611                 3,766
  Standard Pacific Corp.                            77,469                 3,761
  Airgas, Inc.                                     174,388                 3,746
* Respironics, Inc.                                 82,908                 3,738
  First BanCorp Puerto Rico                         94,423                 3,734
* Grant Prideco, Inc.                              286,416                 3,729
  Select Medical Corp.                             228,410                 3,719
* Acxiom Corp.                                     200,236                 3,718
  Florida Rock Industries, Inc.                     67,650                 3,711
  Western Gas Resources, Inc.                       78,474                 3,708
* Charles River Laboratories, Inc.                 107,963                 3,706
* STERIS Corp.                                     163,740                 3,701
  Massey Energy Co.                                177,696                 3,696
  CarrAmerica Realty Corp. REIT                    123,901                 3,690
  Provident Financial Group, Inc.                  115,429                 3,688
* Varian Semiconductor
  Equipment Associates, Inc.                        84,373                 3,686
  Ethan Allen Interiors, Inc.                       87,904                 3,681
* West Corp.                                       158,474                 3,681
  Park National Corp.                               32,524                 3,680
  Werner Enterprises, Inc.                         188,106                 3,666
* Western Wireless Corp. Class A                   199,610                 3,665
* Techne Corp.                                      96,852                 3,659
* FMC Technologies Inc.                            156,188                 3,639
* Ascential Software Corp.                         140,049                 3,631
* Interactive Data Corp.                           218,717                 3,622
  Media General, Inc. Class A                       55,585                 3,619
  Healthcare Realty Trust Inc. REIT                101,000                 3,611
* Valassis Communications, Inc.                    122,799                 3,604
* Forest Oil Corp.                                 125,918                 3,597
  SL Green Realty Corp. REIT                        87,539                 3,593
* AGCO Corp.                                       177,846                 3,582
  Realty Income Corp. REIT                          89,476                 3,579
* Accredo Health, Inc.                             112,930                 3,570

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Pharmaceutical Product
  Development, Inc.                                132,005       $         3,560
* Cytyc Corp.                                      258,684                 3,559
  First Midwest Bancorp, Inc.                      109,759                 3,557
* MKS Instruments, Inc.                            122,148                 3,542
* Perot Systems Corp.                              262,457                 3,538
* OmniVision Technologies, Inc.                     64,032                 3,538
* Cytec Industries, Inc.                            92,024                 3,533
  Briggs & Stratton Corp.                           52,415                 3,533
* Crown Holdings, Inc.                             389,114                 3,525
  Greater Bay Bancorp                              123,559                 3,519
* Brocade Communications
  Systems, Inc.                                    607,519                 3,511
* Affiliated Managers Group, Inc.                   50,414                 3,508
  Cousins Properties, Inc. REIT                    114,636                 3,508
  Energen Corp.                                     85,382                 3,503
* United Rentals, Inc.                             181,834                 3,502
  Cooper Cos., Inc.                                 74,186                 3,496
* Emmis Communications, Inc.                       129,091                 3,492
* The MONY Group Inc.                              111,333                 3,484
* Avid Technology, Inc.                             72,480                 3,479
  York International Corp.                          94,513                 3,478
* Tom Brown, Inc.                                  107,597                 3,470
* Copart, Inc.                                     210,046                 3,466
  Westar Energy, Inc.                              171,061                 3,464
* Urban Outfitters, Inc.                            93,454                 3,462
  Blyth, Inc.                                      107,461                 3,462
  Essex Property Trust, Inc. REIT                   53,833                 3,457
  Odyssey Re Holdings Corp.                        153,298                 3,457
* Dade Behring Holdings Inc.                        96,323                 3,443
* Bio-Rad Laboratories, Inc.
  Class A                                           59,691                 3,442
  Piedmont Natural Gas, Inc.                        79,162                 3,440
* Apria Healthcare Group Inc.                      120,434                 3,429
* Tractor Supply Co.                                88,019                 3,423
* Plantronics, Inc.                                104,791                 3,421
  Reader's Digest Association, Inc.                233,367                 3,421
* Affymetrix, Inc.                                 138,980                 3,420
* Meridian Gold Co.                                233,970                 3,418
  UGI Corp. Holding Co.                            100,749                 3,415
  Old National Bancorp                             149,440                 3,415
* Varian, Inc.                                      81,720                 3,410
  HRPT Properties Trust REIT                       336,846                 3,399
* TIBCO Software Inc.                              501,461                 3,395
* Zale Corp.                                        63,705                 3,389
* Micrel, Inc.                                     217,354                 3,386
  Kennametal, Inc.                                  85,103                 3,383
  Trinity Industries, Inc.                         109,400                 3,374
  Polo Ralph Lauren Corp.                          116,922                 3,367
* Sycamore Networks, Inc.                          641,698                 3,362
* The Yankee Candle Co., Inc.                      122,419                 3,346
  Hearst-Argyle Television Inc.                    121,201                 3,340
  AptarGroup Inc.                                   85,648                 3,340
* Benchmark Electronics, Inc.                       95,936                 3,340
  Citizens Banking Corp.                           102,014                 3,338
* ResMed Inc.                                       80,158                 3,330
  Alexander & Baldwin, Inc.                         98,673                 3,324
* Hot Topic, Inc.                                  112,784                 3,323
* CACI International, Inc.                          68,287                 3,320
  Extended Stay America, Inc.                      229,102                 3,317
* DoubleClick Inc.                                 324,467                 3,316
* Electronics for Imaging, Inc.                    127,287                 3,312
* IGEN International, Inc.                          56,216                 3,312
  Helmerich & Payne, Inc.                          118,249                 3,303
  New Century Financial Corp.                       83,086                 3,296
* ON Semiconductor Corp.                           510,537                 3,293
* The Medicines Co.                                111,720                 3,291
  Prentiss Properties Trust REIT                    99,356                 3,278
* Evergreen Resources, Inc.                        100,820                 3,278
* Premcor, Inc.                                    125,939                 3,274
* Terex Corp.                                      114,870                 3,271
* United Stationers, Inc.                           79,688                 3,261
  Duquesne Light Holdings, Inc.                    177,726                 3,259
* Conexant Systems, Inc.                           654,324                 3,252
  Downey Financial Corp.                            65,934                 3,251
  GATX Corp.                                       116,083                 3,248
  United Bankshares, Inc.                          103,786                 3,238
  Seagate Technology                               171,036                 3,233
  AmerUs Group Co.                                  92,434                 3,232
  IDEX Corp.                                        77,655                 3,230
* Siliconix, Inc.                                   70,642                 3,228
* UNOVA, Inc.                                      140,224                 3,218
  Fresh Del Monte Produce Inc.                     134,060                 3,195
  Engineered Support
  Systems, Inc.                                     57,957                 3,191
  Hollinger International, Inc.                    204,115                 3,188
  WGL Holdings Inc.                                114,696                 3,187
* Tetra Tech, Inc.                                 128,175                 3,186
* Lexar Media, Inc.                                182,786                 3,186
  Highwood Properties, Inc. REIT                   125,356                 3,184
* Linens 'n Things, Inc.                           105,654                 3,178
* Key Energy Services, Inc.                        307,905                 3,175
* Southern Union Co.                               172,325                 3,171
* Cerner Corp.                                      83,582                 3,164
* Scholastic Corp.                                  92,846                 3,160
  First Industrial Realty Trust REIT                93,301                 3,149
  Beazer Homes USA, Inc.                            32,227                 3,147
  Southwest Bancorporation
  of Texas, Inc.                                    80,742                 3,137
  Diagnostic Products Corp.                         68,076                 3,125
* Quest Software, Inc.                             219,657                 3,119
  Staten Island Bancorp, Inc.                      138,552                 3,117

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Cree, Inc.                                       175,008       $         3,096
* Gaylord Entertainment Co.                        103,289                 3,083
  East West Bancorp, Inc.                           57,431                 3,083
  Heritage Property Investment
  Trust REIT                                       108,167                 3,077
* Fossil, Inc.                                     109,808                 3,076
  United Auto Group, Inc.                           97,839                 3,062
* MGI Pharma, Inc.                                  74,412                 3,062
* Pediatrix Medical Group, Inc.                     55,577                 3,062
* Hyperion Solutions Corp.                         101,522                 3,060
  Flagstar Bancorp, Inc.                           142,826                 3,059
* P.F. Chang's China Bistro, Inc.                   60,105                 3,058
* Dycom Industries, Inc.                           113,821                 3,053
* Akamai Technologies, Inc.                        283,689                 3,050
* Skyworks Solutions, Inc.                         350,479                 3,049
  FactSet Research Systems Inc.                     79,774                 3,048
  Joy Global Inc.                                  115,931                 3,032
  Fremont General Corp.                            179,124                 3,029
  Pennsylvania REIT                                 83,413                 3,028
  First Citizens BancShares
  Class A                                           24,811                 3,015
  Callaway Golf Co.                                178,396                 3,006
* Anteon International Corp.                        83,142                 2,997
* Take-Two Interactive
  Software, Inc.                                   103,762                 2,989
* Arbitron Inc.                                     71,624                 2,988
  Commerce Group, Inc.                              75,448                 2,980
* Vitesse Semiconductor Corp.                      507,679                 2,980
* VCA Antech, Inc.                                  95,965                 2,973
* Simpson Manufacturing Co.                         58,286                 2,964
* Choice Hotel International, Inc.                  84,091                 2,964
* Sylvan Learning Systems, Inc.                    102,840                 2,961
* OSI Pharmaceuticals, Inc.                         91,868                 2,959
  Invacare Corp.                                    73,261                 2,958
  Imation Corp.                                     84,067                 2,955
* Silicon Valley Bancshares                         81,899                 2,954
  The Pep Boys
  (Manny, Moe & Jack)                              128,845                 2,947
* National Processing, Inc.                        125,118                 2,947
  Pacific Capital Bancorp                           79,982                 2,945
  Home Properties, Inc. REIT                        72,850                 2,942
  Corn Products International, Inc.                 85,216                 2,936
* Alliance Gaming Corp.                            118,546                 2,922
* K-V Pharmaceutical Co. Class A                   114,500                 2,920
  Speedway Motorsports, Inc.                       100,931                 2,919
  Cognex Corp.                                     103,344                 2,918
* R.H. Donnelley Corp.                              73,222                 2,917
* Tuesday Morning Corp.                             96,423                 2,917
  Winnebago Industries, Inc.                        42,358                 2,912
  Albemarle Corp.                                   97,148                 2,912
* Cincinnati Bell Inc.                             576,070                 2,909
* Trimble Navigation Ltd.                           78,074                 2,907
* Coeur D'Alene Mines Corp.                        502,870                 2,907
  The Brink's Co.                                  128,180                 2,898
  Chittenden Corp.                                  86,113                 2,897
  Atmos Energy Corp.                               119,006                 2,892
* CEC Entertainment Inc.                            60,970                 2,889
  Florida East Coast Industries, Inc.
  Class A                                           86,668                 2,869
  Overseas Shipholding Group Inc.                   84,232                 2,868
* Cabot Microelectronics Corp.                      58,443                 2,864
  Fred's, Inc.                                      92,268                 2,858
  Minerals Technologies, Inc.                       48,123                 2,851
  Heartland Express, Inc.                          117,864                 2,851
* GrafTech International Ltd.                      211,171                 2,851
* FMC Corp.                                         83,352                 2,845
* Sonic Corp.                                       92,645                 2,837
* Alkermes, Inc.                                   209,955                 2,834
* FLIR Systems, Inc.                                77,630                 2,833
  Washington REIT                                   97,023                 2,833
  Nu Skin Enterprises, Inc.                        165,770                 2,833
* Kronos, Inc.                                      71,494                 2,832
  Reckson Associates
  Realty Corp. REIT                                115,658                 2,810
* Panera Bread Co.                                  70,707                 2,795
* Charter Communications, Inc.                     695,269                 2,795
* KEMET Corp.                                      203,869                 2,791
* Esperion Therapeutics, Inc.                       80,512                 2,787
  Olin Corp.                                       138,533                 2,779
* Mueller Industries Inc.                           80,877                 2,779
  21st Century Insurance Group                     201,627                 2,772
  Hughes Supply, Inc.                               55,794                 2,768
  Strayer Education, Inc.                           25,403                 2,765
  Nordson Corp.                                     80,012                 2,763
* American Eagle Outfitters, Inc.                  167,975                 2,755
* Cumulus Media Inc.                               125,134                 2,753
  Superior Industries
  International, Inc.                               63,167                 2,749
* Kos Pharmaceuticals, Inc.                         63,796                 2,746
  Commercial Federal Corp.                         102,715                 2,744
* SCP Pool Corp.                                    83,626                 2,733
  Flowers Foods, Inc.                              105,820                 2,730
  Equity One, Inc. REIT                            161,466                 2,726
* Flowserve Corp.                                  130,456                 2,724
  Hilb, Rogal and Hamilton Co.                      84,838                 2,721
  Nationwide Health
  Properties, Inc. REIT                            138,743                 2,712
  IDACORP, Inc.                                     90,267                 2,701
* Houston Exploration Co.                           73,910                 2,699
  Cathay General Bancorp                            48,444                 2,697
  IMC Global Inc.                                  271,588                 2,697
* Landstar System, Inc.                             70,761                 2,692

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  La-Z-Boy Inc.                                    127,859       $         2,682
  The Phoenix Cos., Inc.                           222,793                 2,682
* Interdigital
  Communications Corp.                             129,909                 2,681
  Bob Evans Farms, Inc.                             82,592                 2,681
* NPS Pharmaceuticals Inc.                          87,109                 2,678
  The Toro Co.                                      57,703                 2,677
  Centex Construction
  Products, Inc.                                    44,408                 2,676
  PNM Resources Inc.                                95,008                 2,670
* Steel Dynamics, Inc.                             113,625                 2,669
* NetFlix.com, Inc.                                 48,752                 2,666
* LifePoint Hospitals, Inc.                         90,456                 2,664
  Albany International Corp.                        78,573                 2,664
* Arch Capital Group Ltd.                           66,537                 2,652
  Ferro Corp.                                       97,409                 2,650
* Stone Energy Corp.                                62,339                 2,646
* VISX Inc.                                        114,045                 2,640
* Macromedia, Inc.                                 147,727                 2,635
  Clarcor Inc.                                      59,759                 2,635
  Delphi Financial Group, Inc.                      73,100                 2,632
* Cimarex Energy Co.                                98,320                 2,624
  Mentor Corp.                                     109,055                 2,624
  Alexandria Real Estate
  Equities, Inc. REIT                               45,292                 2,622
* Macrovision Corp.                                115,472                 2,609
  Universal Corp. (VA)                              58,942                 2,603
  Perrigo Co.                                      165,014                 2,594
* McDATA Corp. Class A                             272,195                 2,594
* Abgenix, Inc.                                    208,063                 2,592
* Intergraph Corp.                                 108,311                 2,591
  Kellwood Co.                                      63,146                 2,589
  Texas Regional Bancshares, Inc.                   69,882                 2,586
* United Online, Inc.                              153,816                 2,583
* Lattice Semiconductor Corp.                      266,147                 2,576
* Kroll Inc.                                        98,657                 2,565
  Arrow International, Inc.                        102,641                 2,564
* ALARIS Medical Systems, Inc.                     168,479                 2,563
  Community First Bankshares, Inc.                  88,486                 2,561
  Regal Entertainment Group
  Class A                                          124,628                 2,557
* Northwest Airlines Corp.
  Class A                                          202,432                 2,555
* Catalina Marketing Corp.                         126,179                 2,544
  Acuity Brands, Inc.                               98,527                 2,542
* Waste Connections, Inc.                           67,234                 2,539
* Philadelphia Consolidated
  Holding Corp.                                     51,946                 2,537
* Sybron Dental Specialties, Inc.                   90,208                 2,535
* Ligand Pharmaceuticals Inc.
  Class B                                          172,465                 2,534
* Spinnaker Exploration Co.                         78,446                 2,531
  Brandywine Realty Trust REIT                      94,416                 2,528
* Continental Airlines, Inc. Class B               155,131                 2,524
  Reliance Steel & Aluminum Co.                     75,666                 2,513
  Post Properties, Inc. REIT                        89,787                 2,507
* Odyssey Healthcare, Inc.                          85,625                 2,505
* Ohio Casualty Corp.                              143,893                 2,498
* Tularik, Inc.                                    154,308                 2,492
  First Niagara Financial
  Group, Inc.                                      167,033                 2,490
  New Jersey Resources Corp.                        64,520                 2,485
* Cox Radio, Inc.                                   98,403                 2,483
  MacDermid, Inc.                                   72,398                 2,479
* Brooks Automation, Inc.                          102,419                 2,475
* Scientific Games Corp.                           145,513                 2,475
  Skywest, Inc.                                    136,566                 2,475
* Silicon Storage Technology, Inc.                 224,387                 2,468
* Priority Healthcare Corp.
  Class B                                          102,314                 2,467
  Alpharma, Inc. Class A                           122,609                 2,464
  Capital Automotive REIT                           76,966                 2,463
  Boyd Gaming Corp.                                152,180                 2,456
* AMERIGROUP Corp.                                  57,453                 2,450
* Radio One, Inc. Class D                          126,800                 2,447
  Colonial Properties Trust REIT                    61,795                 2,447
  Alfa Corp.                                       190,218                 2,446
  Maguire Properties, Inc. REIT                    100,663                 2,446
  Novastar Financial, Inc. REIT                     56,830                 2,441
  UMB Financial Corp.                               51,342                 2,441
  Banta Corp.                                       60,251                 2,440
  Santander BanCorp                                 99,793                 2,430
* Aeropostale, Inc.                                 88,468                 2,426
  BankAtlantic Bancorp, Inc.
  Class A                                          127,645                 2,425
* Unit Corp.                                       102,980                 2,425
  Taubman Co. REIT                                 117,722                 2,425
* La Quinta Corp. REIT                             377,765                 2,421
  Lincoln Electric Holdings, Inc.                   97,856                 2,421
  A.O. Smith Corp.                                  69,004                 2,419
  Northwest Bancorp, Inc.                          112,789                 2,409
  Impac Mortgage
  Holdings, Inc. REIT                              132,068                 2,405
  Rollins, Inc.                                    106,590                 2,404
* FileNET Corp.                                     88,617                 2,400
* Axcelis Technologies, Inc.                       233,599                 2,387
* Corrections Corp. of
  America REIT                                      82,785                 2,387
* Power Integrations, Inc.                          71,148                 2,381
  Senior Housing Properties
  Trust REIT                                       137,739                 2,373
  Kelly Services, Inc. Class A                      83,108                 2,372

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Vicuron Pharmaceuticals Inc.                     127,082       $         2,370
* Wright Medical Group, Inc.                        77,848                 2,370
  Potlatch Corp.                                    67,920                 2,362
* AirTran Holdings, Inc.                           198,263                 2,359
* CompuCredit Corp.                                110,644                 2,355
  Susquehanna Bancshares, Inc.                      93,872                 2,348
* Radio One, Inc.                                  120,016                 2,346
* Applera Corp.-Celera
  Genomics Group                                   168,678                 2,346
* Mentor Graphics Corp.                            160,877                 2,339
  Weis Markets, Inc.                                64,387                 2,337
  Gables Residential Trust REIT                     67,256                 2,336
  Syntel, Inc.                                      94,249                 2,329
  LNR Property Corp.                                47,029                 2,328
* Berkshire Hathaway Inc.
  Class B                                              827                 2,328
* Men's Wearhouse, Inc.                             93,006                 2,326
  Lennox International Inc.                        138,900                 2,320
* Quiksilver, Inc.                                 130,714                 2,318
* FTI Consulting, Inc.                              99,022                 2,314
  TrustCo Bank NY                                  175,666                 2,310
* Telik, Inc.                                      100,266                 2,307
  Mine Safety Appliances Co.                        28,991                 2,305
* MPS Group, Inc.                                  246,342                 2,303
  Granite Construction Co.                          98,036                 2,303
  BlackRock, Inc.                                   43,303                 2,300
* Kyphon Inc.                                       92,559                 2,298
* Dionex Corp.                                      49,912                 2,297
  LandAmerica
  Financial Group, Inc.                             43,940                 2,296
  MB Financial, Inc.                                62,974                 2,292
* Wynn Resorts Ltd.                                 81,759                 2,290
* CommScope, Inc.                                  139,929                 2,285
  Delta & Pine Land Co.                             89,872                 2,283
* Align Technology, Inc.                           138,133                 2,282
* CNET Networks, Inc.                              334,177                 2,279
* The Sports Authority, Inc.                        59,138                 2,271
* Adaptec, Inc.                                    256,721                 2,267
  Black Hills Corp.                                 75,964                 2,266
* Knight Transportation, Inc.                       88,326                 2,266
  Redwood Trust, Inc. REIT                          44,526                 2,264
  ADVO, Inc.                                        71,137                 2,259
* Tekelec                                          145,102                 2,256
  Brady Corp. Class A                               55,357                 2,256
  MSC Industrial Direct Co., Inc.
  Class A                                           81,997                 2,255
  Cabot Oil & Gas Corp.                             76,617                 2,249
  Matthews International Corp.                      75,763                 2,242
* TriQuint Semiconductor, Inc.                     316,848                 2,240
  American Financial Realty
  Trust REIT                                       131,085                 2,235
  Burlington Coat Factory
  Warehouse Corp.                                  105,492                 2,232
* Tesoro Petroleum Corp.                           152,754                 2,226
  R.L.I. Corp.                                      59,378                 2,224
  Oakley,  Inc.                                    160,451                 2,221
  Georgia Gulf Corp.                                76,756                 2,217
* Anixter International Inc.                        85,612                 2,216
  USF Corp.                                         64,767                 2,214
* Keane, Inc.                                      151,126                 2,212
* Internet Security Systems, Inc.                  117,463                 2,212
* Inveresk Research Group Inc.                      89,341                 2,209
* RealNetworks, Inc.                               386,782                 2,209
* Altiris, Inc.                                     60,462                 2,206
* Entegris Inc.                                    171,580                 2,205
  CVB Financial Corp.                              114,252                 2,204
* Kindred Healthcare, Inc.                          42,395                 2,204
* Genencor International Inc.                      139,868                 2,203
* ProAssurance Corp.                                68,418                 2,200
  Longs Drug Stores, Inc.                           88,572                 2,191
* Wireless Facilities, Inc.                        146,973                 2,184
  State Auto Financial Corp.                        93,336                 2,183
  Modine Manufacturing Co.                          80,792                 2,180
  Sensient Technologies Corp.                      109,972                 2,174
* United Surgical Partners
  International, Inc.                               64,814                 2,170
  Kilroy Realty Corp. REIT                          66,164                 2,167
* US Oncology, Inc.                                201,376                 2,167
* Teletech Holdings Inc.                           191,633                 2,165
* Beverly Enterprises, Inc.                        251,825                 2,163
* Hecla Mining Co.                                 260,789                 2,162
* Penn National Gaming, Inc.                        93,614                 2,161
* Payless ShoeSource, Inc.                         160,709                 2,154
* Cal Dive International, Inc.                      89,258                 2,152
* Hewitt Associates, Inc.                           71,711                 2,144
* Ralcorp Holdings, Inc.                            68,321                 2,143
* Commonwealth Telephone
  Enterprises, Inc.                                 56,675                 2,139
  Brookline Bancorp, Inc.                          138,934                 2,131
  NDCHealth Corp.                                   83,091                 2,129
* Chiquita Brands
  International, Inc.                               94,451                 2,128
* Advanced Neuromodulation
  Systems, Inc.                                     46,260                 2,127
* WCI Communities, Inc.                            102,971                 2,122
* eResearch Technology, Inc.                        83,324                 2,118
* Wilson Greatbatch
  Technologies, Inc.                                50,104                 2,118
* Cost Plus, Inc.                                   51,572                 2,114
 Bank Mutual Corp.                                 185,521                 2,113
 Grey Global Group Inc.                              3,085                 2,107
* UnitedGlobalCom Inc. Class A                     248,362                 2,106

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  National Financial Partners Corp.                 76,339       $         2,103
  Wintrust Financial Corp.                          46,617                 2,102
* Kansas City Southern                             146,589                 2,099
  PS Business Parks, Inc. REIT                      50,866                 2,099
* Primus Telecommunications
  Group, Inc.                                      205,827                 2,095
  Corus Bankshares Inc.                             66,195                 2,089
* Aspect Communications Corp.                      132,504                 2,088
  Casey's General Stores, Inc.                     117,814                 2,081
  Irwin Financial Corp.                             66,173                 2,078
  Selective Insurance Group                         64,172                 2,077
* Advanced Digital
  Information Corp.                                148,266                 2,076
* GlobespanVirata, Inc.                            351,860                 2,069
  Avista Corp.                                     114,179                 2,069
* Insight Enterprises, Inc.                        110,041                 2,069
  Hugoton Royalty Trust                             94,397                 2,065
* CSK Auto Corp.                                   109,805                 2,061
* Meritage Corp.                                    31,032                 2,058
  Liberty Corp.                                     45,504                 2,056
* Informatica Corp.                                198,619                 2,046
  Chemical Financial Corp.                          55,972                 2,037
  Commercial Metals Co.                             66,906                 2,034
  ABM Industries Inc.                              116,452                 2,027
* WebEx Communications, Inc.                       100,859                 2,027
* Stillwater Mining Co.                            211,626                 2,025
* Sierra Pacific Resources                         275,485                 2,022
  Republic Bancorp, Inc.                           149,774                 2,020
* RSA Security Inc.                                141,950                 2,016
  Owens & Minor, Inc. Holding Co.                   91,987                 2,015
* Moog Inc.                                         40,795                 2,015
* Actuant Corp.                                     55,670                 2,015
* Journal Register Co.                              97,172                 2,011
* Southwestern Energy Co.                           84,047                 2,009
* Quanta Services, Inc.                            275,007                 2,008
  K-Swiss, Inc.                                     83,224                 2,002
  Cleco Corp.                                      111,318                 2,001
* Kirby Corp.                                       57,330                 2,000
  First Commonwealth
  Financial Corp.                                  140,122                 1,998
* Therasense, Inc.                                  98,399                 1,997
* Extreme Networks, Inc.                           276,221                 1,992
  H.B. Fuller Co.                                   66,954                 1,991
  Manufactured Home
  Communities, Inc. REIT                            52,883                 1,991
* Navigant Consulting, Inc.                        105,547                 1,991
* Advanced Energy Industries, Inc.                  76,408                 1,990
* Sotheby's Holdings Class A                       145,652                 1,990
* Ask Jeeves, Inc.                                 109,762                 1,989
  Federal Signal Corp.                             113,459                 1,988
  Hancock Holding Co.                               36,217                 1,976
* Hollywood Entertainment Corp.                    143,647                 1,975
  Commercial Net Lease
  Realty REIT                                      110,914                 1,974
  Schnitzer Steel Industries, Inc.
  Class A                                           32,631                 1,974
* Credence Systems Corp.                           149,797                 1,971
* ProQuest Co.                                      66,937                 1,971
* Technitrol, Inc.                                  95,016                 1,971
* Select Comfort Corp.                              79,408                 1,966
* OMI Corp.                                        220,054                 1,965
* EGL, Inc.                                        111,872                 1,964
* Onyx Pharmaceuticals, Inc.                        69,443                 1,960
  Black Box Corp.                                   42,548                 1,960
  The Manitowoc Co., Inc.                           62,816                 1,960
* ILEX Oncology, Inc.                               92,078                 1,957
  UniSource Energy Corp.                            79,288                 1,955
  Ruddick Corp.                                    109,180                 1,954
* Manhattan Associates, Inc.                        70,698                 1,954
* URS Corp.                                         78,093                 1,953
* Veeco Instruments, Inc.                           69,240                 1,953
* Digital Insight Corp.                             78,412                 1,952
* Technical Olympic USA, Inc.                       70,623                 1,944
* Rare Hospitality International Inc.               79,537                 1,944
* Group 1 Automotive, Inc.                          53,671                 1,942
  IHOP Corp.                                        50,426                 1,940
* Hanover Compressor Co.                           173,812                 1,938
  Lexington Corporate Properties
  Trust REIT                                        95,890                 1,936
* Entravision
  Communications Corp.                             174,277                 1,934
* MAXIMUS, Inc.                                     49,382                 1,932
  Wolverine World Wide, Inc.                        94,770                 1,931
* eFunds Corp.                                     111,205                 1,929
* Sunrise Senior Living, Inc.                       49,606                 1,922
* Regeneron Pharmaceuticals, Inc.                  130,585                 1,921
* Zymogenetics, Inc.                               123,732                 1,918
* ExpressJet Holdings, Inc.                        127,834                 1,918
* NeighborCare Inc.                                 96,941                 1,915
* Ariba, Inc.                                      638,063                 1,914
* Universal Compression
  Holdings, Inc.                                    73,132                 1,913
  Pilgrim's Pride Corp.                            117,106                 1,912
* PSS World Medical, Inc.                          158,344                 1,911
* F5 Networks, Inc.                                 76,111                 1,910
* Maverick Tube Corp.                               99,122                 1,908
* Transaction Systems
  Architects, Inc.                                  84,280                 1,907
  Brookfield Homes Corp.                            74,010                 1,907
  Millennium Chemicals, Inc. 150,301                 1,906
* Corvis Corp.                                   1,120,187                 1,904
* Piper Jaffray Companies                           45,700                 1,900

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Quicksilver Resources, Inc.                       58,709                 1,896
  St. Mary Land &  Exploration  Co.                 66,501                 1,895
* Watson  Wyatt & Co.  Holdings                     78,474                 1,895
* ManTech International Corp.                       75,794                 1,891
  CARBO Ceramics Inc.                               36,851                 1,889
  Crompton Corp.                                   263,012                 1,886
* Hutchinson Technology, Inc.                       61,294                 1,884
* Hain Celestial Group, Inc.                        80,961                 1,879
* Asyst Technologies, Inc.                         108,301                 1,879
  Northwest Natural Gas Co.                         61,032                 1,877
* Vertex Pharmaceuticals, Inc.                     183,365                 1,876
* Leapfrog Enterprises, Inc.                        70,690                 1,875
  Greif Inc. Class A                                52,692                 1,871
* Dick's Sporting Goods, Inc.                       38,440                 1,870
* IDX Systems Corp.                                 69,742                 1,870
  S & T Bancorp, Inc.                               62,369                 1,865
* Genlyte Group, Inc.                               31,942                 1,865
* McDermott International, Inc.                    156,029                 1,865
* Genta Inc.                                       178,965                 1,863
* MICROS Systems, Inc.                              42,935                 1,862
* Dobson Communications Corp.                      283,266                 1,861
  Dime Community Bancshares                         60,450                 1,859
* LTX Corp.                                        123,703                 1,859
* Borland Software Corp.                           191,067                 1,859
* SEACOR SMIT Inc.                                  44,215                 1,858
  Stewart Information
  Services Corp.                                    45,793                 1,857
* Shaw Group, Inc.                                 136,328                 1,857
* Credit Acceptance Corp.                          121,096                 1,853
  Bandag, Inc.                                      44,944                 1,852
  R & G Financial Corp. Class B                     46,494                 1,850
* Wabash National Corp.                             63,136                 1,850
  Glimcher Realty Trust REIT                        82,579                 1,848
* General Maritime Corp.                           104,979                 1,848
  Newcastle Investment
  Corp. REIT                                        68,121                 1,846
* Sierra Health Services, Inc.                      67,195                 1,845
  Arkansas Best Corp.                               58,656                 1,841
* Mediacom
  Communications Corp.                             212,097                 1,839
  National Penn Bancshares Inc.                     57,249                 1,839
  Texas Industries, Inc.                            49,697                 1,839
* Silgan Holdings, Inc.                             43,170                 1,839
* Integra LifeSciences Holdings                     64,164                 1,837
* Enterasys Networks, Inc.                         489,248                 1,835
* Aeroflex, Inc.                                   156,923                 1,834
  United Community Banks, Inc.                      55,745                 1,834
* Guitar Center, Inc.                               56,262                 1,833
* WMS Industries, Inc.                              69,956                 1,833
* Province Healthcare Co.                          114,540                 1,833
* Magma Design Automation, Inc.                     78,451                 1,831
  Vintage Petroleum, Inc.                          151,929                 1,828
* Aztar Corp.                                       81,100                 1,825
* Impax Laboratories, Inc.                         126,489                 1,820
  USEC Inc.                                        216,615                 1,820
  Sauer-Danfoss, Inc.                              112,308                 1,819
* Jack in the Box Inc.                              85,056                 1,817
  John H. Harland Co.                               66,363                 1,812
* Exult Inc.                                       253,750                 1,807
* CTI Molecular Imaging, Inc.                      106,734                 1,805
  Southwest Gas Corp.                               80,316                 1,803
  G & K Services, Inc. Class A                      49,049                 1,803
* Nektar Therapeutics                              132,426                 1,802
* Argosy Gaming Co.                                 69,325                 1,802
* BankUnited Financial Corp.                        69,849                 1,801
* American Healthways Inc.                          75,444                 1,801
* NetIQ Corp.                                      135,349                 1,793
* Magnum Hunter Resources Inc.                     188,518                 1,793
  Quanex Corp.                                      38,889                 1,793
* AmSurg Corp.                                      47,309                 1,793
* Adolor Corp.                                      89,421                 1,790
* aaiPharma Inc.                                    70,991                 1,783
  MCG Capital Corp.                                 91,410                 1,782
* Investment Technology
  Group, Inc.                                      110,282                 1,781
  Summit Properties, Inc. REIT                      74,018                 1,778
* CUNO Inc.                                         39,472                 1,777
* Pacer International, Inc.                         87,816                 1,776
* Digene Corp.                                      44,275                 1,775
* Denbury Resources, Inc.                          127,605                 1,775
* Alexander's, Inc. REIT                            14,233                 1,774
* American Italian Pasta Co.                        42,329                 1,774
  Baldor Electric Co.                               77,387                 1,768
  Hudson River Bancorp. Inc.                        45,293                 1,768
  Wabtec Corp.                                     103,539                 1,764
* Encore Acquisition Co.                            71,532                 1,763
* Renaissance Learning, Inc.                        73,218                 1,763
* FEI Co.                                           78,304                 1,762
* DRS Technologies, Inc.                            63,201                 1,756
* Price Communications Corp.                       127,860                 1,756
* Wind River Systems Inc.                          200,176                 1,754
* OM Group, Inc.                                    66,940                 1,753
* Armor Holdings, Inc.                              66,557                 1,751
* Plains Exploration
  & Production Co.                                 113,739                 1,750
* First Federal Financial Corp.                     40,212                 1,749
  CH Energy Group, Inc.                             37,251                 1,747
* InterMune Inc.                                    75,223                 1,742
  Christopher & Banks Corp.                         89,174                 1,742
  Longview Fibre Co.                               140,934                 1,741
* PRIMEDIA Inc.                                    614,657                 1,739
  Barnes Group, Inc.                                53,830                 1,739

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* ChipPAC, Inc.                                    229,141       $         1,739
* Cyberonics, Inc.                                  54,294                 1,738
* Zoran Corp.                                       99,878                 1,737
* SERENA Software, Inc.                             94,551                 1,735
  National Health Investors REIT                    69,734                 1,735
* SRA International, Inc.                           40,211                 1,733
* CoStar Group, Inc.                                41,526                 1,731
* Gartner, Inc. Class B                            158,927                 1,729
* Cleveland-Cliffs Inc.                             33,932                 1,729
* Jarden Corp.                                      63,229                 1,729
  Sun Communities, Inc. REIT                        44,651                 1,728
* Plexus Corp.                                     100,559                 1,727
  Waypoint Financial Corp.                          79,537                 1,725
* Thoratec Corp.                                   132,510                 1,724
  The Trust Co. of New Jersey                       43,422                 1,723
* Alaska Air Group, Inc.                            63,056                 1,721
  Charter Financial Corp.                           46,139                 1,720
* Triad Guaranty, Inc.                              34,107                 1,717
  Kaydon Corp.                                      66,396                 1,716
* InfoSpace, Inc.                                   74,422                 1,715
  Provident Bankshares Corp.                        57,969                 1,707
  American Home Mortgage
  Investment Corp.                                  75,806                 1,706
* American Medical Systems
  Holdings, Inc.                                    78,222                 1,705
  Great American Financial
  Resources, Inc.                                  105,108                 1,705
* The Warnaco Group, Inc.                          106,790                 1,703
  Spartech Corp.                                    69,108                 1,703
* Papa John's International, Inc.                   50,981                 1,702
* Kulicke & Soffa Industries, Inc.                 118,103                 1,698
  Harleysville National Corp.                       56,389                 1,697
* Cray Inc.                                        170,806                 1,696
* ATMI, Inc.                                        73,284                 1,696
* Rogers Corp.                                      38,301                 1,690
* Progress Software Corp.                           82,518                 1,688
* DSP Group Inc.                                    67,740                 1,687
* The Children's Place Retail
  Stores, Inc.                                      63,122                 1,687
* Mastec Inc.                                      113,864                 1,686
* Microsemi Corp.                                   68,602                 1,686
* USG Corp.                                        101,691                 1,685
  RAIT Investment Trust REIT                        65,775                 1,684
  Seacoast Financial
  Services Corp.                                    61,355                 1,682
* At Road, Inc.                                    126,433                 1,682
* eSPEED, Inc. Class A                              71,787                 1,681
* AAR Corp.                                        112,352                 1,680
* Tessera Technologies, Inc.                        89,259                 1,679
  Harbor Florida Bancshares, Inc.                   56,507                 1,679
* Coherent, Inc.                                    70,465                 1,677
* Cirrus Logic                                     218,571                 1,676
  NBT Bancorp, Inc.                                 77,928                 1,671
  Landry's Restaurants, Inc.                        64,925                 1,670
* CMGI Inc.                                        936,288                 1,667
* United Natural Foods, Inc.                        46,209                 1,659
* Orbital Sciences Corp.                           137,985                 1,659
  First Financial Bancorp                          103,941                 1,658
  Watts Water Technologies, Inc.                    74,662                 1,657
  Startek, Inc.                                     40,615                 1,657
  Russ Berrie and Co., Inc.                         48,821                 1,655
* WellChoice Inc.                                   47,870                 1,652
  Entertainment Properties
  Trust REIT                                        47,549                 1,650
* Comstock Resources, Inc.                          85,490                 1,650
* Gartner, Inc. Class A                            145,719                 1,648
* Six Flags, Inc.                                  218,970                 1,647
  LaBranche & Co. Inc.                             141,069                 1,646
* Superior Energy Services, Inc.                   175,075                 1,646
* Griffon Corp.                                     81,206                 1,645
* PolyOne Corp.                                    257,388                 1,645
  Wausau-Mosinee Paper Corp.                       121,561                 1,644
  FBL Financial Group, Inc. Class A                 63,689                 1,643
* Labor Ready, Inc.                                125,409                 1,643
* Exar Corp.                                        96,098                 1,641
* Ixia                                             140,045                 1,639
* Shuffle Master, Inc.                              47,303                 1,638
* CONMED Corp.                                      68,792                 1,637
* Monaco Coach Corp.                                68,777                 1,637
  EastGroup Properties, Inc. REIT                   50,544                 1,637
* Digital River, Inc.                               73,864                 1,632
* Finisar Corp.                                    521,508                 1,632
* Ditech Communications Corp.                       85,431                 1,632
  Infinity Property & Casualty Corp.                49,340                 1,631
  Cash America International Inc.                   76,952                 1,630
  Corporate Office Properties
  Trust, Inc. REIT                                  77,585                 1,629
* Range Resources Corp.                            172,391                 1,629
* Financial Federal Corp.                           53,308                 1,629
* Ultratech, Inc.                                   55,447                 1,628
* Global Imaging Systems, Inc.                      51,285                 1,628
  Barra, Inc.                                       45,871                 1,628
* Ocular Sciences, Inc.                             56,627                 1,626
  Keystone Property Trust REIT                      73,595                 1,626
  Otter Tail Corp.                                  60,749                 1,624
* Openwave Systems Inc.                            147,263                 1,620
* Lin TV Corp.                                      62,760                 1,620
* Priceline.com, Inc.                               90,471                 1,619
* Tejon Ranch Co.                                   39,430                 1,617
  Brown Shoe Co., Inc.                              42,618                 1,617
  MFA Mortgage
  Investments, Inc. REIT                           165,720                 1,616

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* TTM Technologies, Inc.                            95,554       $         1,613
* William Lyon Homes, Inc.                          25,679                 1,612
* ArthroCare Corp.                                  65,763                 1,611
* Rayovac Corp.                                     76,820                 1,609
* ValueClick, Inc.                                 176,984                 1,607
* Oceaneering International, Inc.                   57,380                 1,607
* FormFactor Inc.                                    1,071                 1,605
* Grey Wolf, Inc.                                  428,887                 1,604
  Zenith National Insurance Corp.                   49,240                 1,603
  WD-40 Co.                                         45,245                 1,600
  Alabama National
  BanCorporation                                    30,439                 1,600
* Oil States International, Inc.                   114,712                 1,599
* Verint Systems Inc.                               70,790                 1,597
  Amcore Financial, Inc.                            59,088                 1,597
  United National Bancorp                           44,593                 1,593
* ScanSource, Inc.                                  34,863                 1,590
* Sapient Corp.                                    283,987                 1,590
* United Defense Industries Inc.                    49,841                 1,589
  PolyMedica Corp.                                  60,383                 1,589
* Interwoven Inc.                                  125,628                 1,588
* AMIS Holdings Inc.                                86,838                 1,587
  Mid-America Apartment
  Communities, Inc. REIT                            47,157                 1,584
* bebe stores, inc                                  60,926                 1,583
* USI Holdings Corp.                               121,047                 1,580
  Independent Bank Corp. (MI)                       55,667                 1,579
  Texas Genco Holdings, Inc.                        48,538                 1,577
  Southern Peru Copper Corp.                        33,394                 1,575
  Getty Realty Holding Corp. REIT                   60,218                 1,575
* Electro Scientific Industries, Inc.               66,115                 1,574
* Offshore Logistics, Inc.                          64,153                 1,573
  Anworth Mortgage Asset
  Corp. REIT                                       112,611                 1,569
  Glenborough Realty
  Trust, Inc. REIT                                  78,586                 1,568
* The Advisory Board Co.                            44,874                 1,567
* ESCO Technologies Inc.                            35,861                 1,565
  Franklin Electric, Inc.                           25,870                 1,565
  The Laclede Group, Inc.                           54,779                 1,564
* Ventana Medical Systems, Inc.                     39,689                 1,564
  Gray Television, Inc.                            103,420                 1,564
  Blockbuster Inc. Class A                          87,018                 1,562
* Aquila, Inc.                                     460,707                 1,562
  Carpenter Technology Corp.                        52,804                 1,561
  JLG Industries, Inc.                             102,509                 1,561
* EMCOR Group, Inc.                                 35,527                 1,560
* ESS Technology, Inc.                              91,681                 1,559
* Metrologic Instruments, Inc.                      57,690                 1,558
  First Republic Bank                               43,507                 1,558
* Helen of Troy Ltd.                                67,127                 1,554
  Sonic Automotive, Inc.                            67,738                 1,553
* Sinclair Broadcast Group, Inc.                   103,832                 1,549
* Dot Hill Systems Corp.                           102,214                 1,549
  Anthracite Capital Inc. REIT                     139,783                 1,547
* Ryan's Family Steak
  Houses, Inc.                                     102,099                 1,546
* Jones Lang Lasalle Inc.                           74,550                 1,545
  Thomas Industries, Inc.                           44,579                 1,545
  Gold Banc Corp., Inc.                            109,883                 1,545
  UIL Holdings Corp.                                34,248                 1,545
* Swift Energy Co.                                  91,621                 1,544
* FelCor Lodging Trust, Inc. REIT                  139,304                 1,543
* International Steel Group, Inc.                   39,600                 1,542
* Imagistics International Inc.                     41,128                 1,542
  First Financial Bankshares, Inc.                  36,888                 1,538
  Vector Group Ltd.                                 94,214                 1,538
  Tecumseh Products Co. Class A                     31,747                 1,538
  Sanderson Farms, Inc.                             38,146                 1,537
* Ameristar Casinos, Inc.                           62,816                 1,537
  Cambrex Corp.                                     60,822                 1,536
* Mindspeed Technologies, Inc.                     224,192                 1,536
* CSG Systems International, Inc.                  122,937                 1,535
* Mykrolis Corp.                                    95,415                 1,534
* Bright Horizons Family
  Solutions, Inc.                                   36,525                 1,534
  Aaron Rents, Inc. Class B                         76,179                 1,533
* Photon Dynamics, Inc.                             38,102                 1,533
* THQ Inc.                                          90,645                 1,533
* Remington Oil & Gas Corp.                         77,713                 1,530
  South Jersey Industries, Inc.                     37,777                 1,530
* InVision Technologies, Inc.                       45,506                 1,528
* Symyx Technologies, Inc.                          74,275                 1,526
* Newport Corp.                                     92,138                 1,523
  Curtiss-Wright Corp.                              33,819                 1,522
* El Paso Electric Co.                             113,923                 1,521
* Tanox, Inc.                                      102,340                 1,520
* Headwaters Inc.                                   77,424                 1,519
* Movie Gallery, Inc.                               81,252                 1,518
* Nuevo Energy Co.                                  62,728                 1,516
  Glacier Bancorp, Inc.                             46,788                 1,516
  First Sentinel Bancorp Inc.                       71,943                 1,515
* MicroStrategy Inc.                                28,852                 1,514
* XOMA Ltd.                                        229,386                 1,514
  Interstate Bakeries Corp.                        105,917                 1,507
* Websense, Inc.                                    51,527                 1,507
  A. Schulman Inc.                                  70,640                 1,506
* Dollar Thrifty
    Automotive Group, Inc.                          58,056                 1,506
* Trex Co., Inc.                                    39,646                 1,506
* Dendrite International, Inc.                      96,063                 1,505
* Prima Energy Corp.                                42,785                 1,504

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* American Management
  Systems, Inc.                                     99,439       $         1,499
  Sovran Self Storage, Inc. REIT                    40,326                 1,498
  Net.Bank, Inc.                                   112,041                 1,496
* K2 Inc.                                           98,195                 1,494
* Esterline Technologies Corp.                      55,966                 1,493
* Isle of Capri Casinos, Inc.                       69,480                 1,492
* Littelfuse, Inc.                                  51,735                 1,491
* School Specialty, Inc.                            43,821                 1,490
* KCS Energy, Inc.                                 141,124                 1,489
  AMLI Residential Properties
  Trust REIT                                        55,535                 1,488
  CDI Corp.                                         45,436                 1,488
* Steak n Shake Co.                                 83,239                 1,486
* Hibbett Sporting Goods, Inc.                      49,764                 1,483
  Community Bank System, Inc.                       30,258                 1,483
  Penn Virginia Corp.                               26,611                 1,481
  Handleman Co.                                     71,763                 1,473
* Plug Power, Inc.                                 202,817                 1,470
* Photronics Inc.                                   73,808                 1,470
  Phillips-Van Heusen Corp.                         82,862                 1,470
  Surewest Communications                           36,359                 1,470
* National Western Life
  Insurance Co. Class A                              9,490                 1,470
* Closure Medical Corp.                             43,287                 1,469
* PTEK Holdings, Inc.                              166,326                 1,465
* Trammell Crow Co.                                110,586                 1,465
* A.S.V., Inc.                                      39,092                 1,460
* Nabi Biopharmaceuticals                          114,421                 1,454
* Verity, Inc.                                      87,103                 1,454
* Checkpoint Systems, Inc.                          76,721                 1,451
  Inter-Tel, Inc.                                   58,024                 1,449
* UICI                                             108,874                 1,446
  Frontier Financial Corp.                          43,570                 1,445
* Petroleum Development Corp.                       60,905                 1,443
* Sharper Image Corp.                               44,142                 1,441
* Paxar Corp.                                      107,385                 1,439
* Resources Connection, Inc.                        52,679                 1,439
* Accredited Home Lenders
  Holding Co.                                       46,948                 1,437
  Cornerstone Realty Income
  Trust, Inc. REIT                                 163,290                 1,430
  Cubic Corp.                                       62,143                 1,429
  Boston Private Financial
  Holdings, Inc.                                    57,537                 1,429
* aQuantive, Inc.                                  139,376                 1,429
* Viasys Healthcare Inc.                            69,281                 1,427
* Silicon Image, Inc.                              197,071                 1,425
* Citadel Broadcasting Corp.                        63,673                 1,424
  Mid-State Bancshares                              55,842                 1,421
  Woodward Governor Co.                             24,944                 1,418
* Charming Shoppes, Inc.                           262,200                 1,416
* Sola International Inc.                           75,294                 1,416
* Atwood Oceanics, Inc.                             44,253                 1,413
* AK Steel Corp.                                   276,891                 1,412
* Per-Se Technologies, Inc.                         92,445                 1,411
* American Pharmaceuticals
  Partners, Inc.                                    41,932                 1,409
* Finish Line, Inc.                                 46,951                 1,407
* Crown Media Holdings, Inc.                       169,901                 1,405
  PFF Bancorp, Inc.                                 38,611                 1,401
* Red Robin Gourmet Burgers                         46,010                 1,401
  Farmer Brothers, Inc.                              4,488                 1,397
* Enbridge Energy Management                        28,903                 1,397
  Datascope Corp.                                   38,952                 1,396
* InterVoice, Inc.                                 117,562                 1,395
* Actel Corp.                                       57,875                 1,395
* MedQuist, Inc.                                    86,846                 1,395
  Sterling Bancshares, Inc.                        104,586                 1,394
* Genesee & Wyoming Inc.
  Class A                                           44,211                 1,393
  Firstfed America Bancorp, Inc.                    53,449                 1,391
  The Middleby Corp.                                34,312                 1,389
* Overnite Corp.                                    61,007                 1,388
* Opsware, Inc.                                    187,150                 1,385
  Russell Corp.                                     78,850                 1,385
* Kronos Worldwide, Inc.                            62,354                 1,384
* Saxon Capital Inc.                                65,959                 1,382
  Umpqua Holdings Corp.                             66,293                 1,378
  Harleysville Group, Inc.                          69,104                 1,374
  Oriental Financial Group Inc.                     53,475                 1,374
  The Stride Rite Corp.                            120,460                 1,371
  Horace Mann Educators Corp.                       98,015                 1,369
  Kenneth Cole Productions, Inc.                    46,559                 1,369
  City Holding Co.                                  39,092                 1,368
* CapitalSource Inc.                                62,967                 1,365
  Tredegar Corp.                                    87,889                 1,365
* USANA Health Sciences, Inc.                       44,560                 1,364
* S1 Corp.                                         169,041                 1,361
* Manugistics Group, Inc.                          217,714                 1,361
* ANSYS, Inc.                                       34,271                 1,361
* ValueVision Media, Inc.                           81,431                 1,360
* Big 5 Sporting Goods Corp.                        64,881                 1,359
* Serologicals Corp.                                73,072                 1,359
* NCO Group, Inc.                                   59,546                 1,356
* Sterling Financial Corp.                          39,567                 1,354
  West Pharmaceutical
  Services, Inc.                                    39,866                 1,351
* The Pantry, Inc.                                  59,437                 1,349
  Bedford Property
  Investors, Inc. REIT                              47,066                 1,347
  Main Street Banks, Inc.                           50,752                 1,345

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  Frontier Oil Corp.                                77,978       $         1,343
  First Charter Corp.                               68,601                 1,341
  Parkway Properties Inc. REIT                      32,230                 1,341
* Energy Partners, Ltd.                             96,370                 1,340
* Forward Air Corp.                                 48,701                 1,339
  Steelcase Inc.                                    93,199                 1,338
  Anchor Bancorp Wisconsin Inc.                     53,635                 1,336
  NL Industries, Inc.                              114,008                 1,334
  Saul Centers, Inc. REIT                           46,497                 1,333
  Kimball International, Inc.
  Class B                                           85,508                 1,330
* PETCO Animal Supplies, Inc.                       43,652                 1,329
  BancFirst Corp.                                   22,627                 1,328
* Asbury Automotive Group, Inc.                     74,132                 1,328
* Too Inc.                                          78,552                 1,326
  Roto-Rooter, Inc.                                 28,761                 1,326
* QAD Inc.                                         108,076                 1,325
  Tanger Factory Outlet
  Centers, Inc. REIT                                32,546                 1,325
* AtheroGenics, Inc.                                88,581                 1,324
  BSB Bancorp, Inc.                                 33,511                 1,324
  First Essex Bancorp, Inc.                         22,748                 1,323
* Century Business Services, Inc.                  295,663                 1,322
* Vignette Corp.                                   581,829                 1,321
  Walter Industries, Inc.                           98,779                 1,319
  Applied Industrial
  Technology, Inc.                                  55,161                 1,316
* j2 Global Communications, Inc.                    53,100                 1,315
  Koger Equity, Inc. REIT                           62,789                 1,314
* Systems & Computer
  Technology Corp.                                  79,977                 1,308
* Electronics Boutique
  Holdings Corp.                                    57,117                 1,307
  M/I Schottenstein Homes, Inc.                     33,470                 1,307
* Old Dominion Freight Line, Inc.                   38,314                 1,306
  Arch Chemicals, Inc.                              50,882                 1,306
* Connetics Corp.                                   71,873                 1,305
* Encysive Pharmaceuticals, Inc.                   145,606                 1,303
* Multimedia Games Inc.                             31,694                 1,303
* TBC Corp.                                         50,427                 1,302
  Royal Gold, Inc.                                  62,178                 1,301
* Haemonetics Corp.                                 54,308                 1,297
  Rock-Tenn Co.                                     75,107                 1,296
* Genesis Healthcare Corp.                          56,903                 1,296
* Central Garden and Pet Co.                        46,209                 1,295
  Capital City Bank Group, Inc.                     28,147                 1,294
  Valmont Industries, Inc.                          55,916                 1,294
  Holly Corp.                                       47,013                 1,293
* Harvest Natural Resources, Inc.                  129,925                 1,293
* Enzo Biochem, Inc.                                72,171                 1,293
  Bowne & Co., Inc.                                 95,167                 1,290
* Epicor Software Corp.                            101,122                 1,290
* Trimeris, Inc.                                    61,491                 1,290
* LabOne, Inc.                                      39,660                 1,288
* VistaCare, Inc.                                   36,551                 1,285
* Elizabeth Arden, Inc.                             64,435                 1,284
* Mattson Technology, Inc.                         104,843                 1,281
  First Federal Capital Corp.                       56,884                 1,281
* The Gymboree Corp.                                74,284                 1,280
  Regal-Beloit Corp.                                58,149                 1,279
  Berry Petroleum Class A                           63,142                 1,279
* CIMA Labs Inc.                                    39,151                 1,277
* Advent Software, Inc.                             73,192                 1,276
* Aspen Technologies, Inc.                         124,207                 1,274
* Integrated Electrical
  Services, Inc.                                   137,640                 1,273
* ICU Medical, Inc.                                 37,133                 1,273
  World Fuel Services Corp.                         37,452                 1,271
* Mesa Air Group Inc.                              101,458                 1,270
* World Acceptance Corp.                            63,769                 1,270
  Sterling Bancorp                                  44,531                 1,269
  Connecticut Bancshares, Inc.                      24,623                 1,269
  Simmons First National Corp.                      45,469                 1,269
* AMN Healthcare Services, Inc.                     73,759                 1,266
  ElkCorp                                           47,287                 1,263
* Packeteer, Inc.                                   74,318                 1,262
* Merit Medical Systems, Inc.                       56,654                 1,261
  MGE Energy, Inc.                                  40,011                 1,261
* Teledyne Technologies, Inc.                       66,806                 1,259
* Ethyl Corp.                                       57,467                 1,257
  Prosperity Bancshares, Inc.                       55,754                 1,256
* Inspire Pharmaceuticals, Inc.                     88,662                 1,255
  Empire District Electric Co.                      57,232                 1,255
  Methode Electronics, Inc.
  Class A                                          102,502                 1,254
* Centene Corp.                                     44,635                 1,250
* Sykes Enterprises, Inc.                          146,025                 1,250
* RTI International Metals, Inc.                    74,045                 1,249
  Analogic Corp.                                    30,376                 1,245
* Boca Resorts, Inc. Class A                        83,182                 1,244
  Glatfelter                                        99,811                 1,243
* Quantum Corp.                                    397,636                 1,241
* Ciber, Inc.                                      143,173                 1,240
  Oxford Industries, Inc.                           36,466                 1,235
  Schweitzer-Mauduit
  International, Inc.                               41,467                 1,235
* PalmOne, Inc.                                    104,947                 1,233
  Community Trust Bancorp Inc.                      40,812                 1,233
* Bioreliance Corp.                                 25,711                 1,230
* Albany Molecular Research, Inc.                   81,841                 1,229
  Town & Country Trust REIT                         48,453                 1,228
  Kansas City Life Insurance Co.                    26,565                 1,227

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  Independent Bank Corp. (MA)                       42,569       $         1,227
* Micromuse Inc.                                   177,567                 1,225
  Lance, Inc.                                       81,486                 1,225
* Rudolph Technologies, Inc.                        49,871                 1,224
* Jacuzzi Brands, Inc.                             172,611                 1,224
* Plains Resources Inc.                             76,222                 1,223
* II-VI, Inc.                                       47,399                 1,223
  CIRCOR International, Inc.                        50,723                 1,222
* Playtex Products, Inc.                           158,122                 1,222
* Advanced Medical Optics, Inc.                     62,163                 1,222
* Digitas Inc.                                     130,510                 1,216
* Triumph Group, Inc.                               33,376                 1,215
* Tumbleweed
  Communications Corp.                             144,776                 1,213
* Right Management
  Consultants, Inc.                                 64,974                 1,212
* HomeStore, Inc.                                  256,304                 1,212
  The Topps Co., Inc.                              118,094                 1,212
* Stage Stores, Inc.                                43,412                 1,211
* Arris Group Inc.                                 167,171                 1,210
* Guess ?, Inc.                                    100,209                 1,210
* Avanex Corp.                                     242,386                 1,210
* Internap Network
  Services Corp.                                   492,836                 1,207
* Pinnacle Systems, Inc.                           141,113                 1,204
  Baldwin & Lyons, Inc. Class B                     42,884                 1,203
  First Financial Holdings, Inc.                    38,374                 1,200
* BioMarin Pharmaceutical Inc.                     154,291                 1,199
* Aviall Inc.                                       77,246                 1,198
  First Merchants Corp.                             46,856                 1,196
* Eclipsys Corp.                                   102,717                 1,196
  Flushing Financial Corp.                          65,331                 1,194
  EDO Corp.                                         48,399                 1,193
  Westbanco Inc.                                    42,938                 1,189
* PAREXEL International Corp.                       73,111                 1,189
  Lennar Corp. Class B                              12,999                 1,188
* Stewart Enterprises, Inc.
  Class A                                          209,168                 1,188
  IBERIABANK Corp.                                  20,105                 1,186
* FuelCell Energy, Inc.                             91,187                 1,185
* Hydrill Co.                                       49,424                 1,183
* Infonet Services Corp.                           695,619                 1,183
* Noven Pharmaceuticals, Inc.                       77,597                 1,180
* California Pizza Kitchen, Inc.                    58,463                 1,177
* Remec, Inc.                                      139,801                 1,176
* Atrix Laboratories, Inc.                           8,896                 1,175
* Avatar Holding, Inc.                              31,757                 1,173
* UTStarcom, Inc.                                   31,563                 1,170
* Agile Software Corp.                             117,813                 1,166
* Insight Communications Co., Inc.                 112,953                 1,165
* DuPont Photomasks, Inc.                           48,136                 1,162
* RailAmerica, Inc.                                 98,436                 1,162
* Carter's, Inc.                                    45,635                 1,161
* Centennial Communications
  Corp. Class A                                    220,723                 1,161
* PDI, Inc.                                         43,293                 1,161
* Navigators  Group, Inc.                           37,590                 1,160
* TiVo Inc.                                        156,646                 1,159
* Inet Technologies,  Inc.                          96,502                 1,158
* Secure Computing Corp.                            64,656                 1,158
* Alliance Data Systems Corp.                       41,834                 1,158
* Enzon Pharmaceuticals, Inc.                       96,323                 1,156
* Immucor Inc.                                      56,611                 1,154
  Churchill Downs, Inc.                             31,825                 1,152
* Harmonic, Inc.                                   158,880                 1,152
  Cohu, Inc.                                        59,945                 1,148
  United Community Financial Corp.                 100,499                 1,147
* Frontier Airlines, Inc.                           80,385                 1,146
* Forrester Research, Inc.                          64,099                 1,145
  New England Business
  Service, Inc.                                     38,814                 1,145
  Cato Corp. Class A                                55,745                 1,143
* Pixelworks, Inc.                                 103,352                 1,141
* Tower Automotive, Inc.                           167,057                 1,141
* Biosite Inc.                                      39,294                 1,138
  Integra Bank Corp.                                51,759                 1,138
* Kopin Corp.                                      169,516                 1,137
  Midwest Banc Holdings, Inc.                       51,055                 1,136
  AMCOL International Corp.                         56,174                 1,135
  CTS Corp.                                         98,660                 1,135
* Abaxis, Inc.                                      62,565                 1,134
  First Community Bancorp                           31,344                 1,133
  Bank of the Ozarks, Inc.                          50,314                 1,133
* C-COR Electronics, Inc.                          101,746                 1,132
* John B. Sanfilippo & Son, Inc.                    22,187                 1,132
  Ramco-Gershenson Properties
  Trust REIT                                        39,939                 1,130
* Ocwen Financial Corp.                            127,569                 1,130
  BEI Technologies, Inc.                            56,508                 1,130
  Republic Bancshares, Inc.                         35,901                 1,130
  Central Parking Corp.                             75,532                 1,128
* Mapics Inc.                                       85,912                 1,125
* NeoPharm, Inc.                                    61,381                 1,124
  NACCO Industries, Inc. Class A                    12,562                 1,124
  Watsco, Inc.                                      49,403                 1,123
* Clayton Williams Energy, Inc.                     38,489                 1,119
* iPayment Holdings, Inc.                           32,888                 1,118
* Veritas DGC Inc.                                 106,514                 1,116
* Spherion Corp.                                   113,930                 1,115
* CorVel Corp.                                      29,636                 1,114
  Universal Health Realty
  Income REIT                                       36,993                 1,113

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  Investors Real Estate Trust REIT                 112,409       $         1,113
  Suffolk Bancorp                                   32,208                 1,112
  Advanta Corp. Class A 8                            5,520                 1,111
  OceanFirst Financial Corp.                        40,833                 1,109
  Sandy Spring Bancorp, Inc.                        29,595                 1,107
  Vital Signs, Inc.                                 33,830                 1,106
* Global Industries Ltd.                           214,661                 1,106
* M&F Worldwide Corp.                               82,601                 1,104
* McMoRan Exploration Co.                           58,498                 1,097
* SeeBeyond Technology Corp.                       255,663                 1,097
* Mercury Computer Systems, Inc.                    44,026                 1,096
* Netegrity, Inc.                                  106,175                 1,095
* Citizens, Inc.                                   115,939                 1,093
* Exelixis, Inc.                                   154,338                 1,093
  Sterling Financial Corp. (PA)                     39,355                 1,092
* CNA Surety Corp.                                 114,760                 1,091
  WSFS Financial Corp.                              24,320                 1,091
  American States Water Co.                         43,622                 1,091
* The Meridian Resource Corp.                      183,431                 1,090
  Pulitzer, Inc.                                    20,164                 1,089
* Local Financial Corp.                             52,228                 1,088
  Allegiant Bancorp, Inc.                           38,800                 1,088
* Powerwave Technologies, Inc.                     142,163                 1,088
* ScanSoft, Inc.                                   204,151                 1,086
* Artesyn Technologies, Inc.                       127,420                 1,086
  Standex International Corp.                       38,692                 1,083
* United Therapeutics Corp.                         47,106                 1,081
* General Communication, Inc.                      124,107                 1,080
* Central European
  Distribution Corp.                                34,133                 1,079
* Ionics, Inc.                                      33,846                 1,078
* Intuitive Surgical, Inc.                          62,997                 1,077
* Anaren, Inc.                                      76,241                 1,077
* Casella Waste Systems, Inc.                       78,611                 1,076
* Cepheid, Inc.                                    112,301                 1,076
  Universal Forest Products, Inc.                   33,411                 1,075
* Geron Corp.                                      107,731                 1,074
* Hexcel Corp.                                     144,768                 1,073
* Genesis Microchip Inc.                            59,447                 1,072
* JDA Software Group, Inc.                          64,890                 1,071
* Transmeta Corp.                                  314,697                 1,070
* Jo-Ann Stores, Inc.                               52,377                 1,068
  U.S.B. Holding Co., Inc.                          55,011                 1,067
* 4Kids Entertainment Inc.                          40,844                 1,063
* J & J Snack Foods Corp.                           28,126                 1,062
* SuperGen, Inc.                                    96,504                 1,062
  Marine Products Corp.                             56,412                 1,061
  Bel Fuse, Inc. Class B                            32,500                 1,060
* Escalade, Inc.                                    31,131                 1,058
* Trans World
  Entertainment Corp.                              148,595                 1,058
  Columbia Banking System, Inc.                     48,791                 1,057
* Intrado Inc.                                      48,041                 1,054
  Aceto Corp.                                       41,280                 1,054
* DJ Orthopedics Inc.                               39,311                 1,054
* Salem Communications Corp.                        38,776                 1,052
* Newpark Resources, Inc.                          219,456                 1,051
* Medarex, Inc.                                    168,598                 1,050
* Oregon Steel Mills, Inc.                         179,923                 1,045
* Robert Mondavi Corp. Class A                      26,869                 1,044
* IDT Corp. Class B                                 45,100                 1,043
  C & D Technologies, Inc.                          54,377                 1,042
  Value Line, Inc.                                  20,857                 1,041
  Southern Financial Bancorp, Inc.                  24,108                 1,038
* AMC Entertainment, Inc.                           68,234                 1,038
* Unifi, Inc.                                      160,627                 1,036
* Insituform Technologies Inc.
  Class A 62,789                                     1,036
* Transkaryotic Therapies, Inc.                     66,221                 1,034
  First Financial Corp. (IN)                        34,441                 1,034
  Correctional Properties
  Trust REIT                                        35,884                 1,033
  LaSalle Hotel Properties REIT                     55,704                 1,033
* Whiting Petroleum Corp.                           56,063                 1,032
* ViaSat, Inc.                                      53,884                 1,031
  Great Southern Bancorp, Inc.                      22,195                 1,029
* Hawthorne Financial Corp.                         36,769                 1,029
  Helix Technology Corp.                            49,893                 1,027
* Lifeline Systems, Inc.                            53,993                 1,026
* CardioDynamics
  International Corp.                              171,707                 1,025
* Diversa Corp.                                    110,688                 1,024
 Coca-Cola Bottling Co.                             19,134                 1,023
* Commercial Capital Bancorp, Inc.                  47,796                 1,023
* West Marine, Inc.                                 36,786                 1,023
  Lone Star Steakhouse
  & Saloon, Inc.                                    44,003                 1,020
  Lawson Products, Inc.                             30,738                 1,020
* Caraustar Industries, Inc.                        73,802                 1,018
* Pegasystems Inc.                                 118,124                 1,018
* General Cable Corp.                              124,809                 1,017
* Ace Cash Express, Inc.                            47,779                 1,016
* Cross Country Healthcare, Inc.                    68,058                 1,015
* American Superconductor Corp.                     73,218                 1,015
  The Nautilus Group, Inc.                          72,106                 1,013
  Central Pacific Financial Co.                     33,713                 1,013
* Nanogen, Inc.                                    112,397                 1,013
* Saga Communications, Inc.                         54,521                 1,010
* TransMontaigne Inc.                              156,625                 1,010
* BioLase Technology, Inc.                          60,839                 1,010
  Resource America, Inc.                            67,310                 1,010
* Spanish Broadcasting System, Inc.                 95,993                 1,008

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Antigenics, Inc.                                  88,971       $         1,007
* PEC Solutions, Inc.                               59,367                 1,006
* Daktronics, Inc.                                  39,982                 1,006
* Encore Capital Group, Inc.                        67,678                 1,005
  Landauer, Inc.                                    24,641                 1,005
* Tempur-Pedic International Inc.                   64,767                 1,004
* SonoSite, Inc.                                    46,802                 1,003
* webMethods, Inc.                                 109,501                 1,002
* Keystone Automotive
  Industries, Inc.                                  39,505                 1,002
* CCC Information Services Group                    59,279                 1,002
* KNBT Bancorp Inc.                                 56,969                 1,002
* Concord Communications, Inc.                      50,139                 1,001
* E.piphany Inc.                                   138,608                   999
* PC Mall, Inc.                                     61,738                   997
  The Standard Register Co.                         59,219                   997
  Ambassadors Group, Inc.                           42,414                   996
  Innkeepers USA Trust REIT                        118,935                   995
* Retek Inc.                                       107,193                   995
* Pre-Paid Legal Services, Inc.                     38,063                   994
* MarineMax, Inc.                                   51,100                   993
  Triarc Cos., Inc. Class B                         92,087                   993
* Time Warner Telecom Inc.                          97,869                   991
  Riviana Foods, Inc.                               36,190                   991
  Belden, Inc.                                      46,929                   990
* Integrated Silicon Solution, Inc.                 63,079                   988
* Talk America Holdings, Inc.                       85,773                   988
* Network Equipment
  Technologies, Inc.                                89,807                   988
* TETRA Technologies, Inc.                          40,708                   987
* Universal American
  Financial Corp.                                   99,430                   985
  Arctic Cat, Inc.                                  39,855                   984
* ITLA Capital Corp.                                19,599                   982
  Chesapeake Corp. of Virginia                      37,038                   981
  Washington Trust Bancorp, Inc.                    37,384                   979
  Apogee Enterprises, Inc.                          86,260                   979
* Echelon Corp.                                     87,825                   978
  Park Electrochemical Corp.                        36,922                   978
  Omega Healthcare
  Investors, Inc. REIT                             104,824                   978
* Sun Bancorp, Inc. (NJ)                            37,036                   978
* SonicWALL, Inc.                                  125,267                   977
* SupportSoft, Inc.                                 74,180                   975
  The Marcus Corp.                                  59,457                   975
* Consolidated Graphics, Inc.                       30,860                   975
* Mobile Mini, Inc.                                 49,417                   975
  Omega Financial Corp.                             25,303                   974
  Pope & Talbot, Inc.                               55,243                   973
* General Binding Corp.                             53,991                   972
* US LEC Corp. Class A                             123,292                   972
  Riggs National Corp.                              58,724                   971
* Stratex Networks, Inc.                           227,915                   969
  NYMAGIC, Inc.                                     35,289                   968
* Lone Star Technologies, Inc.                      60,525                   967
* Sequa Corp. Class A                               19,721                   966
* MRV Communications Inc.                          256,834                   966
* W-H Energy Services, Inc.                         59,576                   965
* Brightpoint, Inc.                                 55,949                   965
* Ciphergen Biosystems, Inc.                        85,734                   964
* Information Holdings Inc.                         43,559                   963
* Administaff, Inc.                                 55,321                   961
* 1-800-FLOWERS.COM, Inc.                           86,872                   961
* CV Therapeutics, Inc.                             65,471                   960
  Progress Financial Corp.                          31,014                   956
* Portfolio Recovery
  Associates, Inc.                                  35,962                   955
  Noble International, Ltd.                         41,766                   952
* America West Holdings Corp.
  Class B                                           76,649                   950
* Tradestation Group Inc.                          107,273                   950
  Gabelli Asset Management Inc.                     23,857                   950
* Wesco International, Inc.                        107,171                   948
* Century Aluminum Co.                              49,862                   948
* Capital Crossing Bank                             19,931                   944
* Itron, Inc.                                       51,310                   942
* Atlantic Coast Airlines
  Holdings Inc.                                     95,095                   941
  Lindsay Manufacturing Co.                         37,272                   941
* Cell Genesys, Inc.                                72,625                   940
* O'Charley's Inc.                                  52,320                   939
* National Beverage Corp.                           57,584                   939
* Brigham Exploration Co.                          116,837                   938
* United PanAm Financial Corp.                      56,124                   938
* Vail Resorts Inc.                                 55,096                   937
* Volt Information Sciences Inc.                    41,439                   937
* Artisan Components, Inc.                          45,634                   935
  Healthcare Services Group, Inc.                   48,447                   935
* Tenneco Automotive, Inc.                         139,666                   934
* Kadant Inc.                                       43,104                   933
* Ulticom, Inc.                                     96,464                   931
  GenCorp, Inc.                                     86,277                   929
* Harvard Bioscience, Inc.                         104,170                   927
  Keithley Instruments Inc.                         50,453                   923
  Gevity HR, Inc.                                   41,513                   923
  Banner Corp.                                      36,704                   923
* Korn/Ferry International                          69,138                   922
* TriPath Imaging, Inc.                            118,069                   921
  Agilysys, Inc.                                    82,483                   920
  Ameron International Corp.                        26,491                   919
* Safeguard Scientifics, Inc.                      227,360                   919
* SurModics, Inc.                                   38,228                   914

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Vicor Corp.                                       80,065       $           914
* Charlotte Russe Holding Inc.                      65,854                   913
  Wellman, Inc.                                     89,373                   912
  Cascade Bancorp                                   47,359                   912
* Amerco, Inc.                                      42,409                   912
  SWS Group, Inc.                                   51,198                   911
* Atari, Inc.                                      216,840                   911
* Smart & Final Inc.                                90,280                   910
* Concurrent Computer Corp.                        207,549                   907
* Molecular Devices Corp.                           47,735                   906
* Keynote Systems Inc.                              76,115                   906
  Unizan Financial Corp.                            44,717                   906
* Orbitz, Inc.                                      39,000                   905
 First Source Corp.                                 42,064                   905
* Rainbow Technologies, Inc.                        80,085                   902
  S.Y. Bancorp, Inc.                                43,781                   900
  The Buckle, Inc.                                  40,638                   900
  Mission West Properties Inc. REIT                 69,506                   900
* The Dress Barn, Inc.                              59,996                   899
  Coachmen Industries, Inc.                         49,576                   898
* Pinnacle Entertainment, Inc.                      96,247                   897
* Salix Pharmaceuticals, Ltd.                       39,471                   895
* Fisher Communications, Inc.                       17,535                   894
* Comtech
  Telecommunications Corp.                          30,976                   894
  Central Vermont Public
  Service Corp.                                     38,011                   893
* NIC Inc.                                         111,208                   893
* Kensey Nash Corp.                                 38,368                   892
  Urstadt Biddle Properties
  Class A REIT                                      62,994                   891
  Dimon Inc.                                       131,952                   891
* Learning Tree International, Inc.                 51,157                   890
* Incyte Corp.                                     129,941                   889
* Gulfmark Offshore, Inc.                           63,455                   888
  Cascade Natural Gas Corp.                         42,115                   888
  SJW Corp.                                          9,951                   888
  NUI Corp.                                         55,082                   888
* MemberWorks, Inc.                                 32,659                   887
  Myers Industries, Inc.                            73,020                   885
* Prime Hospitality Corp.                           86,730                   885
  Goody's Family Clothing                           94,306                   883
  Interpool, Inc.                                   57,873                   883
* Mobius Management
  Systems, Inc.                                     69,672                   881
  Kaman Corp. Class A                               69,234                   881
* Kirkland's, Inc.                                  49,813                   880
* Zix Corp.                                        101,073                   878
* Dyax Corp.                                       106,842                   878
* Edge Petroleum Corp.                              86,672                   877
* Brush Engineered Materials Inc.                   57,250                   876
  California Water Service Group                    31,983                   876
* Blount International, Inc.                       111,313                   876
* Fleetwood Enterprises, Inc.                       85,380                   876
* Applied Films Corp.                               26,523                   876
* Netscreen Technologies, Inc.                      35,375                   876
* Cubist Pharmaceuticals, Inc.                      71,982                   875
* DHB Industries, Inc.                             125,013                   875
  First Place Financial Corp.                       44,806                   875
  Bank of Granite Corp.                             40,128                   874
* Terayon Communications
  Systems, Inc.                                    194,152                   874
* SBS Technologies, Inc.                            59,392                   874
  Vesta Insurance Group, Inc.                      226,568                   872
* Euronet Worldwide, Inc.                           48,321                   870
* Digi International, Inc.                          90,420                   868
  Gibraltar Steel                                   34,454                   867
  PrivateBancorp, Inc.                              19,033                   866
* SPSS, Inc.                                        48,430                   866
* Specialty Laboratories, Inc.                      51,571                   866
  MGP Ingredients, Inc.                             54,767                   863
* Regeneration Technologies, Inc.                   78,698                   863
* Westell Technologies, Inc.                       136,686                   862
* Universal Display Corp.                           63,032                   862
* EMS Technologies, Inc.                            41,939                   861
* SigmaTel Inc.                                     34,879                   861
  TriCo Bancshares                                  27,260                   860
* Herley Industries Inc.                            41,556                   860
* SafeNet, Inc.                                     27,930                   859
* FPIC Insurance Group, Inc.                        34,245                   859
  Capstead Mortgage Corp. REIT                      51,184                   859
  Libbey, Inc.                                      30,130                   858
  Winston Hotels, Inc. REIT                         84,097                   858
  Deb Shops, Inc.                                   39,870                   857
* JAKKS Pacific, Inc.                               65,120                   857
  Partners Trust
  Financial Group, Inc.                             25,195                   857
* Seattle Genetics, Inc.                            99,669                   855
* Magnatek, Inc.                                   129,650                   854
* Superconductor
  Technologies Inc.                                153,112                   854
  Frisch's Restaurants, Inc.                        29,650                   854
* Orthodontic Centers
  of America, Inc.                                 106,028                   854
* Carrier Access Corp.                              68,087                   852
* Argonaut Group, Inc.                              54,784                   851
  American Woodmark Corp.                           15,454                   851
* MeriStar Hospitality Corp. REIT                  130,676                   851
* Callon Petroleum Co.                              82,019                   851
* ShopKo Stores, Inc.                               55,769                   850
* IXYS Corp.                                        90,699                   848
* KFX, Inc.                                        112,218                   847

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  Fidelity Bankshares, Inc.                         26,884       $           844
  Yardville National Bancorp                        32,772                   844
* LCA-Vision Inc.                                   39,836                   843
* MTR Gaming Group Inc.                             81,781                   842
* Drugstore.com, Inc.                              152,874                   842
* Stein Mart, Inc.                                 102,077                   841
* Chattem, Inc.                                     46,937                   840
  Met-Pro Corp.                                     52,001                   840
* ADE Corp.                                         45,230                   838
* Identix, Inc.                                    187,964                   836
* Interface, Inc.                                  151,215                   836
  Seacoast Banking
  Corp. of Florida                                  48,150                   836
  Stewart & Stevenson
  Services, Inc.                                    59,396                   835
* Therma-Wave Inc.                                 141,413                   834
* Tyler Technologies, Inc.                          86,573                   834
* Rofin-Sinar Technologies Inc.                     24,105                   833
  Skyline Corp.                                     23,868                   832
* MTC Technologies, Inc.                            25,819                   832
* MIPS Technologies, Inc.                          151,966                   827
  Penn Engineering
  & Manufacturing Corp.                             43,373                   825
* Input/Output, Inc.                               182,756                   824
* Presstek, Inc.                                   113,177                   823
* Harris Interactive Inc.                           99,100                   823
* Lionbridge Technologies, Inc.                     85,526                   822
  Pennfed Financial Services, Inc.                  24,510                   821
* Cellstar Corp.                                    64,956                   820
  Waste Industries USA, Inc.                        71,315                   820
  Capitol Bancorp Ltd.                              28,813                   818
* Parker Drilling Co.                              320,856                   818
  Flexsteel Industry                                36,219                   815
  BHA Group Holdings Inc.                           32,324                   813
* Tollgrade Communications, Inc.                    46,372                   813
  Lufkin Industries                                 28,221                   812
* Gardner Denver Inc.                               34,032                   812
* PICO Holdings, Inc.                               51,554                   808
* Aspect Medical Systems, Inc.                      70,780                   808
* ImmunoGen, Inc.                                  159,833                   807
  Hancock Fabrics, Inc.                             55,714                   807
  National Presto Industries, Inc.                  22,290                   806
* Indevus Pharmaceuticals, Inc.                    136,687                   805
* Heidrick & Struggles
  International, Inc.                               36,918                   805
* Symmetricom Inc.                                 110,496                   804
* Barrett Business Services, Inc.                   61,904                   804
  CCBT Financial Cos. Inc.                          22,981                   803
* Embarcadero Technologies, Inc.                    50,346                   803
* Rent-Way, Inc.                                    97,961                   802
* Capital Corp. of the West                         20,233                   802
* Coinstar, Inc.                                    44,388                   802
* Wiser Oil Co.                                     94,739                   801
* NVE Corp.                                         15,593                   800
* Wild Oats Markets Inc.                            61,852                   800
* Steven Madden, Ltd.                               39,134                   798
  Medallion Financial Corp.                         84,072                   798
* Excel Technology, Inc.                            24,271                   798
* Peet's Coffee & Tea Inc.                          45,754                   797
* Standard Microsystem Corp.                        31,472                   796
* NCI Building Systems, Inc.                        33,313                   796
* Collins & Aikman Corp.                           183,521                   795
* US Physical Therapy, Inc.                         50,511                   795
* MatrixOne, Inc.                                  128,760                   793
  CT Communications, Inc.                           58,718                   793
* NETGEAR, Inc.                                     49,544                   792
* Computer Network
  Technology Corp.                                  83,025                   792
* Ashford Hospitality Trust                         84,337                   792
* Guilford Pharmaceuticals, Inc.                   116,445                   789
  RPC Inc.                                          71,828                   789
* PetroQuest Energy, Inc.                          252,896                   789
  Haverty Furniture Cos., Inc.                      39,725                   789
  Inter Parfums, Inc.                               34,904                   788
* Intermagnetics General Corp.                      35,574                   788
* Audiovox Corp.                                    61,249                   786
* Water Pik Technologies, Inc.                      63,983                   785
* Diodes Inc.                                       41,239                   784
* Autobytel Inc.                                    86,253                   783
* Ventiv Health, Inc.                               85,584                   783
* Pegasus Solutions Inc.                            74,783                   783
* Stifel Financial Corp.                            40,111                   782
* Pharmacopeia, Inc.                                54,978                   781
  Columbia Bancorp                                  24,444                   781
* Aftermarket Technology Corp.                      56,743                   779
* Duane Reade Inc.                                  45,842                   776
* Trident Microsystems, Inc.                        44,413                   774
* Retail Ventures, Inc.                            162,812                   773
 Klamath First Bancorp                              29,117                   773
* Discovery Laboratories, Inc.                      73,650                   773
* SOURCECORP, Inc.                                  30,112                   772
* Perry Ellis International Corp.                   29,834                   769
* NetRatings, Inc.                                  67,287                   769
  HEICO Corp.                                       42,193                   768
  Hooper Holmes, Inc.                              124,223                   768
  News Corp. Ltd. Pfd. ADR                          25,317                   766
* GSI Commerce, Inc.                                78,496                   766
* Netopia, Inc.                                     52,551                   766
* HealthExtras, Inc.                                57,138                   766
* Maxim Pharmaceuticals, Inc.                       86,017                   766
* Palm Harbor Homes, Inc.                           42,765                   764
* AmericanWest Bancorporation                       33,515                   764

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Champion Enterprises, Inc.                       109,159       $           764
  Merchants Bancshares, Inc.                        24,977                   763
* Penwest Pharmaceuticals Co.                       44,156                   763
* NS Group Inc.                                     78,639                   763
* P.A.M. Transportation
  Services, Inc.                                    35,700                   761
* Entrust, Inc.                                    186,261                   760
  Kramont Realty Trust REIT                         41,965                   760
* OraSure Technologies, Inc.                        95,366                   759
* Captaris Inc.                                    134,834                   758
  BostonFed Bancorp, Inc.                           21,710                   758
* OPNET Technologies, Inc.                          45,968                   757
  Netsmart Technologies, Inc.                       49,134                   754
* Omnicell, Inc.                                    46,552                   754
* Applied Molecular Evolution, Inc.                 42,334                   754
* Young Broadcasting Inc.                           37,601                   754
* 1-800 CONTACTS, Inc.                              35,882                   754
* Psychiatric Solutions, Inc.                       36,018                   753
* Gundle/SLT Environmental, Inc.                    36,254                   753
* Rocky Shoes & Boots, Inc.                         33,500                   750
* infoUSA Inc.                                     100,828                   748
* Instinet Group Inc.                              145,199                   748
* Rentrak Corp.                                     76,832                   748
* Bluegreen Corp.                                  119,779                   747
* Allied Healthcare International Inc.             119,709                   747
* Coldwater Creek Inc.                              67,874                   747
  Abington Bancorp Inc.                             19,339                   746
  HEICO Corp. Class A                               52,975                   746
  Milacron Inc.                                    178,269                   743
  HMN Financial, Inc.                               30,596                   743
  World Wrestling
  Entertainment, Inc.                               56,510                   740
  Blair Corp.                                       30,393                   740
  Pacific Crest Capital Inc.                        28,539                   738
* ThermoGenesis Corp.                              142,257                   737
* America Service Group Inc.                        23,810                   736
* InFocus Corp.                                     76,020                   736
* Syntroleum Corp.                                 169,990                   734
* Cable Design Technologies Corp.                   81,662                   734
* Orleans Homebuilders, Inc.                        25,906                   734
  Presidential Life Corp.                           55,762                   734
* Regent Communications, Inc.                      115,506                   733
  Southwest Water Co.                               45,544                   731
* Martha Stewart Living
  Omnimedia, Inc.                                   74,207                   731
* PC-Tel, Inc.                                      68,793                   730
* Navigant International, Inc.                      52,671                   729
  CPI Corp.                                         36,065                   729
* Cache, Inc.                                       34,958                   728
* A.C. Moore Arts & Crafts, Inc.                    37,684                   726
  Intermet Corp.                                   133,591                   725
* Wackenhut Corrections Corp.                       31,788                   725
  Calgon Carbon Corp.                              116,567                   724
* Pinnacle Airlines Corp.                           52,000                   722
  United Fire & Casualty Co.                        17,888                   722
* Candela Corp.                                     39,696                   722
* Radiant Systems, Inc.                             85,763                   721
* Blue Rhino Corp.                                  51,925                   721
  Integral Systems, Inc.                            33,483                   721
* First Horizon Pharmaceutical Corp.                64,239                   719
* RC2 Corp.                                         34,566                   717
* SeaChange International, Inc.                     46,538                   717
  Peoples Holding Co.                               21,714                   717
* International Multifoods Corp.                    39,782                   716
* Verso Technologies, Inc.                         223,514                   715
* Metris Cos., Inc.                                161,079                   715
  BRT Realty Trust REIT                             24,763                   714
* Astec Industries, Inc.                            58,131                   713
* ATP Oil & Gas Corp.                              113,574                   713
* Merix Corp.                                       29,065                   713
* IMCO Recycling, Inc.                              72,076                   713
* Medical Staffing Network
  Holdings, Inc.                                    65,089                   713
* Oplink Communications, Inc.                      298,038                   712
  Cherokee Inc.                                     31,285                   711
  EnergySouth, Inc.                                 20,269                   709
* August Technology Corp.                           38,236                   709
* Luminex Corp.                                     75,615                   709
* Dril-Quip, Inc.                                   43,492                   709
  D&K Healthcare Resources, Inc.                    52,177                   708
* The Great Atlantic & Pacific
  Tea Co., Inc.                                     84,208                   707
  Acadia Realty Trust REIT                          56,567                   707
  Angelica Corp.                                    32,119                   707
  Provident Bancorp, Inc.                           15,026                   706
* Matria Healthcare, Inc.                           33,413                   706
  Action Performance Cos., Inc.                     35,974                   705
* Pegasus Communications Corp.                      25,086                   704
  Oshkosh B' Gosh, Inc. Class A                     32,736                   703
* Charles River Associates Inc.                     21,872                   700
* Vans, Inc.                                        61,291                   699
* Q-Med, Inc.                                       62,085                   698
* Actuate Software Corp.                           224,393                   698
* Pericom Semiconductor Corp.                       65,405                   697
  Redwood Empire Bancorp                            26,213                   697
* RadiSys Corp.                                     41,310                   696
  Ampco-Pittsburgh Corp.                            50,922                   696
* DiamondCluster International, Inc.                68,241                   696
* Gentiva Health Services, Inc.                     55,063                   696
  Newmil Bancorp, Inc.                              23,900                   694
  State Financial Services Corp.
  Class A                                           26,118                   694

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
 Bassett Furniture Industries, Inc.                 41,939       $           692
  Tennant Co.                                       15,948                   691
  American Software, Inc. Class A                   96,451                   690
* Concur Technologies, Inc.                         71,316                   690
  Journal Communications, Inc.                      37,247                   690
* Isis Pharmaceuticals, Inc.                       106,040                   689
  Badger Meter, Inc.                                18,036                   688
  Old Second Bancorp, Inc.                          13,891                   688
  Iomega Corp.                                     114,900                   687
* Carreker Corp.                                    48,982                   686
  Cross Timbers Royalty Trust                       24,015                   685
* Mechanical Technology Inc.                       125,209                   685
  PVF Capital Corp.                                 42,466                   684
* Tarragon Realty
  Investors Inc. REIT                               41,385                   683
* Navarre Corp.                                    112,338                   683
* FindWhat.com                                      36,395                   682
  Summit Bancshares, Inc.                           24,491                   682
* Maxxam Inc.                                       35,960                   681
  Midland Co.                                       28,840                   681
* A.M. Castle & Co.                                 93,291                   681
* PalmSource, Inc.                                  31,230                   681
  MTS Systems Corp.                                 35,334                   679
* Source Interlink Companies, Inc.                  63,947                   679
* iGATE Corp.                                       86,496                   679
* CKE Restaurants Inc.                             106,256                   679
  Curtiss-Wright Corp. Class B                      15,116                   679
* Planar Systems, Inc.                              27,903                   679
* Rimage Corp.                                      42,824                   678
* New Focus, Inc.                                  134,891                   677
* CuraGen Corp.                                     92,363                   677
* Digital Theater Systems Inc.                      27,416                   677
* FalconStor Software, Inc.                         77,209                   675
* Ultralife Batteries, Inc.                         54,497                   675
  Donegal Group Inc.                                34,873                   671
* Petrocorp, Inc.                                   49,858                   671
 Coastal Bancorp, Inc.                              16,321                   671
* Equinix, Inc.                                     23,734                   669
* Bradley Pharmaceuticals, Inc.                     26,319                   669
  Financial Institutions, Inc.                      23,704                   669
* Buckeye Technology, Inc.                          66,250                   666
  Horizon Financial Corp.                           38,004                   665
* Hifn, Inc.                                        55,913                   665
* North Coast Energy Inc.                           62,188                   665
  Boykin Lodging Co. REIT                           72,589                   664
* Dave & Busters, Inc.                              52,370                   664
* EPIQ Systems, Inc.                                38,720                   663
* Nexstar Broadcasting Group, Inc.                  48,376                   663
  BWC Financial Corp.                               27,964                   662
* RehabCare Group, Inc.                             31,112                   661
* Bruker BioSciences Corp.                         144,988                   660
  Todd Shipyards Corp.                              37,142                   660
* Hanger Orthopedic Group, Inc.                     42,252                   658
  Young Innovations, Inc.                           18,254                   657
* Stoneridge, Inc.                                  43,637                   657
* ActivCard Corp.                                   83,270                   656
* Bombay Co.                                        80,593                   656
* Beasley Broadcast Group, Inc.                     39,913                   656
  Crawford & Co. Class B                            92,863                   656
* Maxygen Inc.                                      61,655                   655
* E-LOAN, Inc.                                     219,866                   655
* Applica Inc.                                      86,196                   655
  Nara Bancorp, Inc.                                23,985                   655
* VitalWorks Inc.                                  148,108                   655
* Inverness Medical
  Innovations, Inc.                                 29,972                   653
* Cell Therapeutics, Inc.                           74,982                   652
  Second Bancorp, Inc.                              24,688                   652
* LifeCell Corp.                                   104,919                   652
* AAON, Inc.                                        33,533                   651
  Humphrey Hospitality
  Trust, Inc. REIT                                 141,108                   651
  UNITILI Corp.                                     25,195                   650
  TF Financial Corp.                                19,134                   650
* Garden Fresh Restaurant Corp.                     40,452                   650
  Advanced Marketing Services                       56,978                   650
* PRG-Schultz International, Inc.                  132,195                   648
* Orthologic Corp.                                 105,665                   648
* eCollege.com Inc.                                 35,042                   647
* Olympic Steel, Inc.                               78,732                   647
  E-Z-EM, Inc.                                      49,929                   647
* The First Marblehead Corp.                        29,506                   646
* Horizon Organic Holding Corp.                     26,947                   645
* Westmoreland Coal Co.                             36,877                   645
  First Albany Companies Inc.                       45,930                   645
  Heritage Financial Corp.                          29,471                   645
* Steinway Musical
  Instruments Inc.                                  26,072                   644
* Portal Software, Inc.                             95,207                   641
 CFS Bancorp, Inc.                                  43,044                   639
 Cascade Corp.                                      28,626                   638
* Medical Action Industries Inc.                    34,058                   637
  Equity Inns, Inc. REIT                            70,386                   637
* VaxGen, Inc.                                      80,359                   636
  Hanmi Financial Corp.                             32,166                   636
* Sirva Inc.                                        32,542                   636
* Ceradyne, Inc.                                    18,656                   635
* Gerber Scientific, Inc.                           79,754                   635
* NYFIX, Inc.                                       79,743                   634
* Galyan's Trading Co.                              52,631                   634
* Datastream Systems, Inc.                          80,614                   633
* Delta Petroleum Corp.                            104,240                   633

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  First of Long Island Corp.                        14,689       $           632
* Synaptics Inc.                                    42,105                   631
* Genesco, Inc.                                     41,684                   631
* Playboy Enterprises, Inc. Class B                 39,022                   631
* Clark, Inc.                                       32,738                   630
* Alexion Pharmaceuticals, Inc.                     37,007                   630
  Greater Delaware Valley
  Savings Bank                                      22,474                   629
  Chesapeake Utilities Corp.                        24,111                   628
  Associated Estates Realty
  Corp. REIT                                        85,922                   628
* Florida Banks, Inc.                               44,788                   627
* Savient Pharmaceuticals Inc.                     136,013                   627
  Ambassadors International, Inc.                   50,101                   626
  Scope Industries                                   8,400                   626
  U.S. Restaurant
  Properties, Inc. REIT                             36,722                   626
* PC Connection, Inc.                               74,697                   625
* Chalone Wine Group Ltd.                           71,034                   625
  Community Banks, Inc.                             15,865                   624
  Interchange Financial
  Services Corp.                                    24,633                   623
* Orchid Biosciences, Inc.                         336,734                   623
  Sanders Morris Harris Group Inc.                  50,134                   622
* Criimi Mae, Inc. REIT                             59,567                   621
* Alderwoods Group, Inc.                            65,866                   620
* SCS Transportation, Inc.                          35,246                   620
  North Valley Bancorp                              40,600                   620
* Triton PCS, Inc.                                 110,964                   619
* Advanced Magnetics, Inc.                          47,607                   619
* MAIR Holdings, Inc.                               84,995                   619
  American Land Lease, Inc. REIT                    31,014                   619
* Nuvelo, Inc.                                     177,936                   617
* I-STAT Corp.                                      40,324                   617
* Interpore International                           47,333                   615
  Parkvale Financial Corp.                          22,911                   615
* Tweeter Home Entertainment
  Group, Inc.                                       65,071                   615
* OneSource Information
  Services, Inc.                                    65,211                   614
  Tompkins Trustco, Inc.                            13,333                   614
* Republic First Bancorp, Inc.                      50,263                   611
* Perini Corp. 66,721                                  610
* A.T. Cross Co. Class A                            91,426                   610
* IMPAC Medical Systems, Inc.                       23,806                   608
  Semco Energy Inc.                                124,171                   608
* GameStop Corp.                                    39,437                   608
* FTD, Inc.                                         24,580                   606
* Tripath Technology Inc.                           87,772                   606
* PRAECIS Pharmaceuticals Inc.                      93,915                   605
* BioCryst Pharmaceuticals, Inc.                    88,653                   605
* Zoltek Cos., Inc.                                119,374                   604
* Horizon Offshore, Inc.                           137,240                   604
* ARIAD Pharmaceuticals, Inc.                       80,917                   603
  CityBank Lynnwood WA                              18,509                   602
* Liquidmetal Technologies Inc.                    211,737                   601
* Lexicon Genetics Inc.                            102,075                   601
* Royale Energy, Inc.                               48,952                   601
* NMS Communications Corp.                          96,224                   600
* Quidel Corp.                                      55,465                   600
  MutualFirst Financial Inc.                        23,668                   600
  Maritrans Inc.                                    35,884                   600
* Fargo Electronics                                 47,109                   599
* Collagenex Pharmaceuticals, Inc.                  53,388                   598
* Covansys Corp.                                    54,384                   598
  Lithia Motors, Inc.                               23,718                   598
* Virginia Commerce Bancorp, Inc.                   18,646                   597
* Kforce Inc.                                       63,882                   597
  First Busey Corp.                                 22,085                   596
  Quaker Fabric Corp.                               62,755                   596
* KVH Industries, Inc.                              21,697                   596
* The SCO Group, Inc.                               35,017                   595
* EPIX Medical, Inc.                                36,535                   595
* Bell Microproducts Inc.                           65,625                   595
* PDF Solutions, Inc.                               39,842                   594
* Department 56 Inc.                                45,113                   591
* Taser International Inc.                           7,169                   591
  CSS Industries, Inc.                              19,029                   590
* Insurance Auto Auctions, Inc.                     45,176                   590
* Myriad Genetics, Inc.                             45,682                   587
* The Exploration Co. of
  Delaware, Inc.                                    96,254                   587
* Progenics Pharmaceuticals, Inc.                   31,099                   587
* The Sportsman's Guide Inc.                        34,182                   586
* Universal Technical Institute Inc.                19,500                   585
  LSB Bancshares, Inc.                              33,577                   584
* Central Coast Bancorp                             32,166                   583
* American Science
  & Engineering, Inc.                               48,374                   583
  Deltic Timber Corp.                               19,174                   583
  ABC Bancorp                                       36,479                   583
* Theragenics Corp.                                106,418                   582
  Raven Industries, Inc.                            19,705                   581
* Ceres Group, Inc.                                 99,498                   581
* Corixa Corp.                                      95,718                   578
  Troy Financial Corp.                              16,504                   578
  Ohio Valley Banc Corp.                            21,725                   577
* Benihana Inc. Class A                             44,822                   576
  SpectraLink Corp.                                 30,041                   576
* The Wet Seal, Inc. Class A                        58,197                   576
* Aether Systems, Inc.                             120,997                   575
* Buca, Inc.                                        84,354                   574

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Neurobiological Technologies, Inc.                98,521       $           574
* Embrex, Inc.                                      41,742                   574
* Docucorp International, Inc.                      56,387                   572
  Maine & Maritimes Corp.                           16,300                   571
* Image Entertainment, Inc.                        138,088                   570
* Dendreon Corp.                                    70,691                   570
* MarketWatch.com, Inc.                             66,164                   570
* Drexler Technology Corp.                          41,661                   570
* Cole National Corp. Class A                       28,421                   568
* Zomax Inc.                                       113,743                   568
* SM&A Corp.                                        48,448                   567
* Salton, Inc.                                      43,411                   567
  Maxcor Financial Group Inc.                       43,767                   566
  Dover Motorsports, Inc.                          161,773                   566
* Stellent Inc.                                     57,483                   566
* Double Eagle Petroleum Co.                        37,606                   565
* Acmat Corp. Class A                               45,773                   564
* Research Frontiers, Inc.                          60,659                   564
* Meta Group, Inc.                                  89,375                   563
* SONUS Pharmaceuticals, Inc.                      110,647                   562
* Loudeye Corp.                                    288,054                   562
  Tecumseh Products Co. Class B                     11,900                   562
* FARO Technologies, Inc.                           22,476                   561
* Terra Industries, Inc.                           169,566                   561
  Saucony Inc.                                      32,339                   560
* Columbia Laboratories Inc.                        88,860                   560
* Illumina, Inc.                                    79,369                   560
* Hampshire Group, Ltd.                             17,834                   559
* Interlink Electronics Inc.                        79,650                   559
* MSC.Software Corp.                                59,084                   558
  Penford Corp.                                     40,603                   557
  Green Mountain Power Corp.                        23,564                   556
* Monolithic System
  Technology, Inc.                                  64,961                   555
* ePlus Inc.                                        44,979                   555
* Neose Technologies, Inc.                          60,279                   555
* Visual Networks, Inc.                            247,044                   553
* Nu Horizons Electronics Corp.                     56,396                   553
* Zygo Corp.                                        33,413                   551
* Oxigene, Inc.                                     68,004                   549
* Toreador Resources Corp.                         118,100                   549
* Checkers Drive-In
  Restaurants, Inc.                                 52,744                   549
  SS&C Technologies, Inc.                           19,637                   549
* Chordiant Software, Inc.                         100,707                   549
* Celadon Group Inc.                                38,645                   549
* Electroglas, Inc.                                150,320                   549
* Cholestech Corp.                                  71,905                   549
  Spartan Motors, Inc.                              54,305                   548
* ChromaVision Medical
  Systems, Inc.                                    171,867                   548
* MRO Software Inc.                                 40,717                   548
* Possis Medical Inc.                               27,736                   548
* Sipex Corp.                                       71,038                   548
* Valence Technology Inc.                          142,233                   548
* Orphan Medical, Inc.                              53,348                   547
* Casual Male Retail Group, Inc.                    78,749                   547
* Nastech Pharmaceutical Co., Inc.                  56,923                   546
* Lawson Software Inc.                              66,398                   546
  Seaboard Corp.                                     1,937                   546
* Alliance Semiconductor Corp.                      76,813                   546
* RF Monolithics, Inc.                              55,538                   546
* Midas Inc.                                        38,162                   546
  First Oak Brook Bancshares, Inc.                  18,184                   546
* LoJack Corp.                                      67,698                   546
* Concord Camera Corp.                              58,929                   545
  NASB Financial Inc.                               12,988                   544
* The Greenbrier Cos., Inc.                         32,431                   543
  Movado Group, Inc.                                19,239                   543
  MOCON, Inc.                                       66,962                   542
* LKQ Corp.                                         30,210                   542
* Universal Electronics, Inc.                       42,547                   542
  Astro-Med, Inc.                                   41,850                   542
* Pemstar Inc.                                     164,541                   541
  Nature's Sunshine Inc.                            63,634                   538
  Mystic Financial, Inc.                            17,955                   537
* Comfort Systems USA, Inc.                         98,049                   537
* Hologic, Inc.                                     31,003                   537
  Triarc Cos., Inc. Class A                         45,356                   536
* iPass Inc.                                        33,406                   535
* The TriZetto Group, Inc.                          83,014                   535
  Safety Insurance Group, Inc.                      31,240                   535
* Luby's, Inc.                                     144,665                   534
* Bone Care International, Inc.                     41,838                   533
* Highland Hospitality Corp.                        48,600                   530
* Evolving Systems, Inc.                            39,785                   529
* Mediware Information
  Systems, Inc.                                     33,090                   528
  Anchor Glass Container Corp.                      33,006                   528
* APAC Teleservices, Inc.                          203,061                   528
* MedAmicus, Inc.                                   40,125                   528
* Sonic Solutions, Inc.                             34,439                   527
* FreeMarkets, Inc.                                 78,629                   526
* Switchboard Inc.                                  75,861                   524
  Chester Valley Bancorp                            22,625                   524
  Standard Commercial Tobacco Co.                   26,090                   524
* Centra Software, Inc.                            132,312                   523
* Sigma Designs, Inc.                               69,399                   523
* Genome Therapeutics Corp.                        166,886                   522
* WJ Communications, Inc.                          101,994                   522
* Titanium Metals Corp.                              9,929                   521
* Marimba, Inc.                                     94,792                   521

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Infocrossing, Inc.                                43,442       $           520
* Vivus, Inc.                                      137,156                   520
* Quantum Fuel Systems
  Technologies Worldwide, Inc.                      64,593                   519
  California National Bancorp                       36,297                   519
* SITEL Corp.                                      222,544                   519
* Spectrum Control, Inc.                            65,131                   519
* Cypress Bioscience, Inc.                          34,204                   518
  BNP Residential
  Properties, Inc. REIT                             44,600                   518
* Immunomedics Inc.                                113,370                   517
* American Independence Corp.                       43,678                   516
* Maxwell Technologies, Inc.                        72,627                   516
  Landmark Bancorp Inc.                             18,954                   516
  FNB Financial Services Corp.                      25,826                   515
* Silicon Graphics, Inc.                           375,793                   515
* Enesco Group, Inc.                                49,683                   513
* Hector Communications Corp.                       36,550                   512
* Orthovita, Inc.                                  159,613                   512
* Repligen Corp.                                   117,218                   512
* Overstock.com, Inc.                               25,729                   511
* The Boyds Collection, Ltd.                       120,208                   511
* Rush Enterprises, Inc. Class A                    52,100                   510
* Group 1 Software, Inc.                            28,934                   510
  Ryerson Tull, Inc.                                44,506                   510
* Insmed Inc.                                      171,514                   509
* Pozen Inc.                                        49,792                   508
* Electro Rent Corp.                                37,988                   507
  McGrath Rent Corp.                                18,539                   505
* Urologix, Inc.                                    76,527                   505
  Cavalry Bancorp, Inc.                             28,717                   505
* Lightbridge, Inc.                                 55,412                   504
* Skechers U.S.A., Inc.                             61,871                   504
* Zhone Technologies                               101,972                   504
* OpenTV Corp.                                     150,346                   504
* CyberOptics Corp.                                 46,591                   503
* Lakes Entertainment, Inc.                         31,095                   502
  NN, Inc.                                          39,873                   502
* Net2Phone, Inc.                                   73,789                   502
* Zila, Inc.                                       122,598                   501
* Jos. A. Bank Clothiers, Inc.                      14,448                   501
* Kana Software, Inc.                              148,695                   501
* SciClone Pharmaceuticals, Inc.                    73,899                   501
* Universal Stainless & Alloy
  Products, Inc.                                    46,326                   500
* Xicor, Inc.                                       44,107                   500
* Hub Group, Inc.                                   23,205                   500
* NATCO Group Inc.                                  65,819                   500
* Quality Systems, Inc.                             11,200                   499
* Immersion Corp.                                   83,717                   498
* Corillian Corp.                                   78,930                   498
* BE Aerospace, Inc.                                92,129                   497
* Zoll Medical Corp.                                14,011                   497
  Dover Downs Gaming
  & Entertainment, Inc.                             52,448                   496
  Republic Bancorp, Inc. Class A                    25,251                   493
* AXT, Inc.                                        158,512                   493
* North American Scientific, Inc.                   46,940                   493
  Talx Corp.                                        21,377                   492
* White Electronic Designs Corp.                    55,887                   492
* First Consulting Group, Inc.                      87,232                   491
* EasyLink Services Corp.                          329,065                   490
* SoundView Technology
  Group, Inc.                                       31,635                   490
* Peregrine Pharmaceuticals, Inc.                  221,388                   489
  D&E Communications, Inc.                          33,679                   489
* LodgeNet Entertainment Corp.                      26,725                   489
  West Coast Bancorp                                22,880                   488
* Shoe Carnival, Inc.                               27,381                   487
* Osteotech, Inc.                                   55,326                   487
* Cardinal Financial Corp.                          58,779                   487
* Glacier Water Services, Inc.                      24,400                   486
* Laserscope                                        31,143                   486
* Novavax, Inc.                                     80,712                   484
* Pumatech, Inc.                                   121,553                   484
* American Medical Security
  Group, Inc.                                       21,567                   484
* Cardiac Science, Inc.                            121,109                   483
  American Mortgage
  Acceptance Co. REIT                               29,628                   483
* LogicVision, Inc.                                107,197                   482
* Team, Inc.                                        46,934                   482
* Stamps.com Inc.                                   77,499                   480
* PLX Technology, Inc.                              54,233                   480
* Radiologix Inc.                                  141,528                   480
* Blue Coat Systems, Inc.                           21,485                   479
  Communications Systems, Inc.                      59,841                   479
* Carmike Cinemas, Inc.                             13,719                   478
* Sirenza Microdevices, Inc.                        99,588                   478
* Spherix Inc.                                      76,464                   478
* FSI International, Inc.                           64,739                   478
  Urstadt Biddle Properties REIT                    35,000                   476
* Greg Manning Auctions, Inc.                       40,220                   476
* UQM Technologies, Inc.                           156,357                   475
* Boston Communications
  Group, Inc.                                       51,147                   475
* HealthTronics Surgical
  Services, Inc.                                    75,988                   475
* Encore Medical Corp.                              58,163                   474
  The First Years Inc.                              31,728                   474
* NCO Portfolio Management, Inc.                    57,156                   473
  Applied Signal Technology, Inc.                   20,478                   471

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
-------------------------------------------------------------------------------
* Rush Enterprises, Inc. Class B                    46,581       $           470
  California Independent Bancorp                    12,216                   470
* American Dental Partners, Inc.                    41,417                   470
* W.R. Grace & Co.                                 182,899                   470
* Natus Medical Inc.                               112,037                   469
  Nash-Finch Co.                                    21,010                   469
* Rewards Network Inc.                              44,008                   469
  Distributed Energy Systems Corp.                 163,993                   469
  Home Federal Bancorp                              16,626                   469
* Hi-Tech Pharmacal Co., Inc.                       19,920                   468
* J. Jill Group, Inc.                               36,827                   468
  Peoples Bancorp, Inc.                             15,848                   468
  Knape & Vogt Manufacturing Co.                    39,168                   468
* Continental Materials Corp.                       17,151                   467
* Millennium Cell Inc.                             199,673                   465
* Ameriserv Financial Inc.                          92,691                   463
* TechTeam Global, Inc.                             66,267                   463
* Willis Lease Finance Corp.                        62,954                   463
 PMA Capital Corp. Class A                          90,323                   462
* Danielson Holdings Corp.                         158,686                   462
* Answerthink Consulting
  Group, Inc.                                       82,988                   461
  Community Capital Corp.                           23,210                   460
* Fairchild Corp.                                   90,953                   458
* Celeritek, Inc.                                   61,735                   458
  Sypris Solutions, Inc.                            27,245                   458
  Farmers Capital Bank Corp.                        13,448                   457
  Middlesex Water Co.                               22,510                   457
* Vasomedical, Inc.                                406,887                   456
* GlycoGenesys, Inc.                               303,254                   455
  Courier Corp.                                     11,803                   454
  L.S. Starrett Co. Class A                         27,600                   454
* Neoforma, Inc.                                    42,666                   454
* GTC Biotherapeutics, Inc.                        142,154                   453
* Semitool, Inc.                                    42,256                   453
* eMerge Interactive, Inc.                         312,137                   453
* Energy Conversion Devices, Inc.                   50,088                   452
  Connecticut Water Services, Inc.                  16,326                   451
* Z-Tel Technologies, Inc.                         223,079                   451
* Pathmark Stores, Inc.                             59,234                   450
  American Vanguard Corp.                           12,064                   450
* Res-Care, Inc.                                    55,373                   449
* Management Network
  Group Inc.                                       135,633                   448
* Bally Total Fitness Holding Corp.                 63,936                   448
* American Power Technology, Inc.                   51,767                   447
* Party City Corp.                                  35,230                   447
* Matrix Bancorp, Inc.                              48,314                   447
* Authentidate Holding Corp.                        37,471                   446
* SFBC International, Inc.                          16,760                   445
* Friendly Ice Cream Corp.                          46,115                   445
* Nanometrics Inc.                                  30,243                   445
* Capital Title Group, Inc.                        103,212                   445
  Bairnco Corp.                                     73,100                   445
  Computer Programs
  and Systems, Inc.                                 22,100                   445
  Sturm, Ruger & Co., Inc.                          39,099                   445
* SimpleTech, Inc.                                  73,886                   444
* Niku Corp.                                        52,116                   443
* Copper Mountain Networks, Inc.                    41,110                   443
* Nuance Communications Inc.                        57,789                   442
* Shiloh Industries, Inc.                           69,950                   441
* Park-Ohio Holdings Corp.                          59,448                   440
  Great Lakes, Inc. REIT                            27,996                   440
  First Bancorp (NC)                                13,985                   439
* Nashua Corp.                                      51,621                   439
  Covest Bankshares, Inc.                           15,958                   438
* Rita Medical Systems, Inc.                        98,260                   437
* Primus Knowledge Solutions, Inc.                  69,495                   437
* Mannatech, Inc.                                   40,241                   437
* Able Laboratories, Inc.                           24,184                   437
* AVANT Immunotherapeutics, Inc.                   159,433                   437
* Crossroads Systems, Inc.                         156,782                   436
* Alloy, Inc.                                       83,571                   435
  German American Bancorp                           24,847                   435
  Ingles Markets, Inc.                              42,289                   434
  Sound Federal Bancorp Inc.                        27,759                   433
  North Pittsburgh Systems, Inc.                    22,865                   432
  Timberland Bancorp, Inc.                          19,054                   432
* WatchGuard Technologies, Inc.                     74,153                   432
  United Guardian, Inc.                             54,600                   431
* Witness Systems, Inc.                             46,055                   430
* Rainbow Rentals, Inc.                             57,000                   429
* Somanetics Corp.                                  63,493                   429
* Compass Minerals International                    30,000                   428
* Biosource International Inc.                      63,232                   428
  Liberty Homes, Inc. Class A                       84,500                   428
* Matrix Service Co.                                23,550                   427
* Rubio's Restaurants, Inc.                         71,380                   427
* Cellegy Pharmaceuticals, Inc.                    137,221                   427
* BioSphere Medical Inc.                           106,928                   427
* America's Car-Mart, Inc.                          15,830                   426
* Telular Corp.                                     64,807                   424
* Novoste Corp.                                     88,564                   424
* The Immune Response Corp.                        280,841                   424
* Stratasys, Inc.                                   15,556                   424
  Unity Bancorp, Inc.                               37,092                   424
* The Med-Design Corp.                              94,158                   424
* Nelnet, Inc.                                      18,900                   423
  Arrow Financial Corp.                             15,236                   423
  Fedders Corp.                                     58,700                   423
* The Leather Factory, Inc.                         87,200                   422

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* SteelCloud Inc.                                   98,128       $           422
  First Indiana Corp.                               22,498                   422
* Somera Communications, Inc.                      263,255                   421
* Worldwide Restaurant
  Concepts Inc.                                    150,365                   421
* Array BioPharma Inc.                              73,724                   419
* Arotech Corp.                                    230,367                   419
  Pennrock Financial Services Corp.                 13,481                   419
* Famous Dave's of America, Inc.                    88,863                   419
* Lipid Sciences, Inc.                             117,049                   418
  Central Bancorp, Inc.                             11,400                   416
* Genaera Corp.                                    127,229                   416
  Merchants Group, Inc.                             17,450                   416
  Nobility Homes, Inc.                              39,000                   415
* Paxson Communications Corp.                      107,752                   415
* XETA Technologies Inc.                            68,519                   415
  Thomas Nelson, Inc.                               21,442                   414
* AP Pharma Inc.                                   168,225                   412
* Viisage Technology, Inc.                         114,377                   412
* Medis Technology Ltd.                             38,431                   411
* Pharmos Corp.                                    117,473                   411
* Curon Medical Inc.                               130,662                   411
* Catalytica Energy Systems, Inc.                  117,383                   411
* USA Truck, Inc.                                   41,528                   411
* Vitria Technology, Inc.                           57,820                   411
* Vyyo Inc.                                         48,111                   410
  X-Rite Inc.                                       36,253                   410
* UbiquiTel Inc.                                   152,519                   410
  Quaker City Bancorp, Inc.                          8,809                   410
* Monterey Pasta Co.                               109,914                   410
* Mitcham Industries, Inc.                         113,700                   409
* Xybernaut Corp.                                  260,539                   409
* GRIC Communications, Inc.                         75,722                   409
  Robbins & Myers, Inc.                             21,508                   408
* Globecomm Systems, Inc.                           85,809                   408
  Schawk, Inc.                                      29,870                   407
* Latitude Communications, Inc.                    103,521                   407
  Oak Hill Financial, Inc.                          13,197                   407
* Micronetics Inc.                                  56,357                   406
* EnPro Industries, Inc.                            29,031                   405
* TransTechnology Corp.                             60,841                   405
* Revlon, Inc. Class A                             180,360                   404
* Workflow Management, Inc.                         69,351                   404
* TRC Cos., Inc.                                    19,151                   403
  Belmont Bancorp                                   71,557                   401
  Quaker Chemical Corp.                             13,022                   400
* Maxwell Shoe Co. Inc.                             23,550                   400
* The Smith & Wollensky
  Restaurant Group, Inc.                            62,995                   399
  Patriot Bank Corp.                                13,946                   399
* U.S. Home Systems, Inc.                           35,939                   399
* Chicago Pizza & Brewery, Inc.                     26,649                   398
  One Liberty Properties, Inc. REIT                 19,900                   397
* Synovis Life Technologies, Inc.                   19,486                   396
* FiberNet Telecom Group, Inc.                     319,473                   396
* Clean Harbors Inc.                                44,425                   396
* Applix, Inc.                                     111,924                   395
  Steel Technologies, Inc.                          22,332                   395
* Kosan Biosciences, Inc.                           40,046                   395
* Systemax Inc.                                     59,247                   395
* Modtech Holdings, Inc.                            46,914                   395
* Carrington Labs Inc.                              95,546                   394
* Digital Impact, Inc.                             136,405                   393
* Aksys, Ltd.                                       44,467                   393
* Neurogen Corp.                                    46,629                   392
* Plumtree Software, Inc.                           83,444                   392
* Brookstone, Inc.                                  18,390                   392
  LTC Properties, Inc. REIT                         26,579                   392
* Huttig Building Products, Inc.                   130,102                   390
* BSQUARE Corp.                                    272,536                   390
* MTI Technology Corp.                             165,079                   390
* barnesandnoble.com inc                           131,938                   389
* Natural Alternatives
  International, Inc.                               60,700                   389
* Drew Industries, Inc.                             13,989                   389
  PMC Capital, Inc.                                 69,742                   388
  Lakeland Financial Corp.                          10,982                   388
* InterCept, Inc.                                   34,238                   387
* Liberte Investors, Inc. REIT                      54,732                   386
* Darling International, Inc.                      139,939                   386
* SIGA Technologies, Inc.                          168,654                   386
* Rigel Pharmaceuticals, Inc.                       20,203                   386
* Clarus Corp.                                      53,463                   386
* OSI Systems Inc.                                  20,056                   385
* Glenayre Technologies, Inc.                      143,202                   385
* Industrial Distribution Group, Inc.               69,200                   385
* Allscripts Healthcare
  Solutions, Inc.                                   72,205                   384
* Bottomline Technologies, Inc.                     42,536                   383
* COMARCO, Inc.                                     34,743                   382
* Fonar Corp.                                      331,626                   381
* Kendle International Inc.                         60,081                   381
* NPTest Holding Corp.                              34,500                   381
* California Micro Devices Corp.                    41,615                   380
* Tut Systems, Inc.                                 59,180                   380
  Capital Trust Class A                             16,697                   379
* EMCORE Corp.                                      80,466                   379
  MFB Corp.                                         12,400                   378
  Virco Manufacturing Corp.                         59,511                   378
* Endologix, Inc.                                   95,084                   377
* Tor Minerals International, Inc.                  72,301                   377
* Newtek Business Services, Inc.                    54,345                   377

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  Peoples BancTrust Co., Inc.                       23,550       $           377
  Vulcan International Corp.                         8,600                   376
* Key Tronic Corp.                                 167,700                   375
  Bay View Capital Corp.                           174,531                   373
  Strategic Distribution, Inc.                      26,230                   373
* Neoware Systems, Inc.                             27,197                   373
* Omega Protein Corp.                               48,253                   373
  Meridian Bioscience Inc.                          35,658                   372
* Pain Therapeutics, Inc.                           53,426                   371
* Ramtron International Corp.                      141,548                   371
  Mainsource Financial Group, Inc.                  12,091                   371
* Lynx Therapeutics, Inc.                           58,192                   371
* LCC International, Inc. Class A                   69,109                   371
* Northfield Laboratories, Inc.                     55,985                   370
* ONYX Software Corp.                               93,910                   370
* Torch Offshore, Inc.                              70,051                   369
* ANADIGICS, Inc.                                   61,712                   368
  Packaging Dynamics Corp.                          35,745                   367
* Interpharm Holdings, Inc.                         78,155                   367
* V.I. Technologies, Inc.                          333,576                   367
  American Equity Investment
  Life Holding Co.                                  36,800                   367
* EntreMed, Inc.                                   109,837                   367
* McLeod USA Inc.                                  247,625                   366
* ViroPharma Inc.                                  131,782                   366
  Pacific Union Bank                                14,348                   366
  CB Bancshares Inc. (HI)                            5,803                   365
* Covalent Group, Inc.                             143,141                   365
* Penn Octane Corp.                                152,030                   365
* Wilshire Enterprises, Inc.                        59,800                   365
* Sports Resorts International, Inc.                71,991                   364
  Monmouth Real Estate
  Investment Corp. REIT                             41,882                   364
  GA Financial, Inc.                                10,475                   364
* Ultimate Electronics, Inc.                        47,645                   364
  Capital Bank Corp.                                23,514                   363
* Digimarc Corp.                                    27,255                   362
* Novatel Wireless, Inc.                            60,405                   362
* CyberSource Corp.                                 70,009                   361
* QRS Corp.                                         44,411                   361
* Beacon Power Corp.                               329,535                   359
  Rock of Ages Corp.                                62,200                   359
* Mobility Electronics, Inc.                        40,090                   358
* Omnova Solutions Inc.                             74,615                   358
* Bentley Pharmaceuticals, Inc.                     26,926                   358
* MicroFinancial Inc.                              123,455                   358
  Provident Financial Holdings, Inc.                 9,867                   358
  Sunrise Telecom Inc.                             102,237                   358
  Southwest Bancorp, Inc.                           19,987                   357
  Shore Bancshares, Inc.                             9,371                   357
* National R. V. Holdings, Inc.                     35,870                   357
* Jupitermedia Corp.                                77,512                   357
* Encore Wire Corp.                                 20,123                   356
* U.S. Energy Corp.                                119,440                   356
  FloridaFirst Bancorp, Inc.                        10,742                   356
* Nobel Learning Communities, Inc.                  65,987                   355
  Peoples Bancorp of North Carolina                 18,779                   354
* Ducommun, Inc.                                    15,841                   354
* Foodarama Supermarkets, Inc.                      13,041                   353
* Mail-Well, Inc.                                   76,497                   353
  Camden National Corp.                             11,603                   352
* Network Engines, Inc.                             80,759                   352
* ABIOMED, Inc.                                     50,905                   352
  FLAG Financial Corp.                              27,238                   351
* Conceptus, Inc.                                   32,957                   350
* Extended Systems Inc.                             80,621                   350
* VA Software Corp.                                 89,401                   350
  First M&F Corp.                                    9,211                   349
  Psychemedics Corp.                                37,180                   348
* BNCCORP, Inc.                                     19,153                   348
* Centillium Communications, Inc.                   61,779                   348
* Computer Task Group, Inc.                         89,201                   347
* Trico Marine Services, Inc.                      193,764                   347
* Petroleum Helicopters, Inc.                       12,835                   347
  Sizeler Property
  Investors, Inc. REIT                              32,354                   347
* Data Systems & Software, Inc.                    100,950                   346
* Docent, Inc.                                      75,201                   346
* Monro Muffler Brake, Inc.                         17,286                   346
* TransPro Inc.                                     82,510                   346
* The Princeton Review, Inc.                        35,394                   345
* Arena Pharmaceuticals, Inc.                       55,633                   345
  FNB Corp. (VA)                                    11,610                   345
* Paul-Son Gaming Corp.                             59,700                   344
* TranSwitch Corp.                                 149,443                   344
  Woodhead Industries, Inc.                         20,290                   343
  First State Bancorporation                         9,862                   343
* Epimmune Inc.                                    187,039                   342
* Serrento Networks Corp.                          115,605                   342
  Arden Group Inc. Class A                           4,401                   341
  Greater Community Bancorp                         20,090                   341
  Royal Bancshares of
  Pennsylvania, Inc.                                13,354                   341
* Proxim Corp. Class A                             203,496                   340
  Consolidated-Tomoka Land Co.                      10,378                   339
* TheStreet.com, Inc.                               82,330                   339
* Verticalnet, Inc.                                287,229                   339
* Measurement Specialties, Inc.                     16,567                   338
* CompuCom Systems, Inc.                            64,530                   338
* NTN Communications, Inc.                          91,222                   338
* Dominion Homes, Inc.                              11,123                   337
* First Cash Financial Services, Inc.               13,157                   337

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Flanders Corp.                                    51,242       $           337
* First Potomac REIT                                17,989                   337
  Delta Apparel, Inc.                               18,709                   337
* Compex Technologies Inc.                          40,270                   337
* Franklin Electronic Publishers, Inc.              85,861                   337
  Citizens First Financial Corp.                    13,152                   335
* ParkerVision, Inc.                                34,241                   335
* Zonagen, Inc.                                    180,675                   334
* Caliper Technologies Corp.                        50,777                   334
  Penn-America Group, Inc.                          25,120                   333
  Franklin Financial Corp.                          10,839                   333
* CYTOGEN Corp.                                     30,593                   333
* Merisel, Inc.                                     56,315                   333
* I-Flow Corp.                                      23,918                   333
* Charles & Colvard Ltd.                            80,426                   332
  Guaranty Federal Bancshares, Inc.                 17,225                   332
* Saba Software, Inc.                               96,091                   332
* Playboy Enterprises Inc. Class A                  22,850                   331
* Verisity Ltd.                                     25,893                   330
* E. Gottschalk & Co., Inc.                         93,600                   329
* Digital Generation Systems                       146,925                   329
* Graphic Packaging Corp.                           81,054                   329
* Alliance Imaging, Inc.                            88,671                   328
  Traffix, Inc.                                     60,112                   328
  Ennis Business Forms, Inc.                        21,406                   328
* Midway Games Inc.                                 84,086                   326
  Craftmade International, Inc.                     12,431                   326
* LECG Corp.                                        14,202                   325
  Lowrance Electronics, Inc.                        15,870                   325
  Union Community Bancorp                           18,300                   323
  United Mobile Homes, Inc. REIT                    19,006                   323
* Rainier Pacific Financial Group Inc.              20,300                   323
  Boston Acoustics, Inc.                            29,287                   322
* Manufacturers' Services Ltd.                      53,023                   322
* Pharmacyclics, Inc.                               43,513                   322
  CoBiz Inc.                                        17,462                   322
  LSI Industries Inc.                               23,816                   322
* Overland Storage, Inc.                            17,071                   321
* Del Laboratories, Inc.                            12,832                   321
* Lydall, Inc.                                      31,457                   321
* Exactech, Inc.                                    21,666                   320
* Books-a-Million Inc.                              49,373                   319
  Oneida Ltd.                                       54,090                   319
  First Mutual Bancshares, Inc.                     12,996                   318
* Sonic Innovations, Inc.                           49,363                   318
* Standard Management Corp.                         94,169                   317
* Third Wave Technologies                           69,584                   317
* Provide Commerce Inc.                             20,800                   316
  Cooperative Bankshares, Inc.                      12,296                   315
* Ansoft Corp.                                      24,505                   314
* Virage Logic Corp.                                30,858                   314
* FOCUS Enhancements, Inc.                         144,273                   313
* Capstone Turbine Corp.                           167,622                   312
  FFLC Bancorp, Inc.                                10,784                   310
* Dura Automotive Systems, Inc.                     24,250                   310
* BAM! Entertainment Inc.                          257,675                   309
* Heritage Commerce Corp.                           25,187                   309
  National Health Realty Inc. REIT                  15,661                   309
* Emisphere Technologies, Inc.                      56,266                   308
  Alico, Inc.                                        8,863                   308
* MapInfo Corp.                                     30,538                   308
* Hollis-Eden Pharmaceuticals, Inc.                 27,862                   307
* DOV Pharmaceutical, Inc.                          22,768                   307
  TSR, Inc.                                         39,780                   306
* Segue Software, Inc.                             121,987                   305
* Infinity, Inc.                                    77,318                   305
* Click2learn, Inc.                                145,046                   305
* Raindance Communications, Inc.                   110,189                   303
* Lifeway Foods, Inc.                               22,442                   303
* PLATO Learning, Inc.                              28,652                   302
* Prime Medical Services, Inc.                      64,338                   302
  Center Bancorp, Inc.                              15,348                   302
* Wave Systems Corp.                               183,612                   301
* NeoRx Corp.                                       72,372                   301
* Supertex, Inc.                                    15,744                   301
* Global ePoint, Inc.                               61,304                   300
  EMC Insurance Group, Inc.                         14,189                   300
* Inforte Corp.                                     36,172                   300
* Evans & Sutherland
  Computer Corp.                                    66,336                   299
* Natrol, Inc.                                     106,900                   298
* Hypercom Corp.                                    62,401                   297
* ITXC Corp.                                        68,756                   297
* Sangamo BioSciences, Inc.                         53,606                   297
  Commercial Bankshares, Inc.                        8,845                   297
  Presidential Realty Corp. REIT                    40,600                   297
* Sequenom, Inc.                                    93,266                   297
  Foothill Independent Bancorp                      12,534                   297
* Bio-logic Systems, Corp.                          50,500                   296
* InKine Pharmaceutical Co., Inc.                   61,376                   296
  Click Commerce, Inc.                              57,813                   296
* Aphton Corp.                                      49,221                   295
* Restoration Hardware, Inc.                        62,038                   295
* Duratek, Inc.                                     22,530                   294
* Covenant Transport, Inc.                          15,439                   293
  FirstBank Corp.                                    9,667                   293
* Alteon, Inc.                                     186,772                   293
* Sanchez Computer
  Associates, Inc.                                  70,633                   293
* Foster Wheeler Ltd.                              284,354                   293
* Paradyne Networks, Inc.                           85,082                   293
  Union Bankshares Corp.                             9,596                   293

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  United Industrial Corp.                           16,190       $           292
* Technology Solutions Co.                         232,833                   291
* Virbac Corp.                                      44,736                   291
* Meade Instruments Corp.                           84,234                   291
  Westfield Financial, Inc.                         12,222                   290
  First United Corp.                                11,864                   289
* Vastera, Inc.                                     72,213                   289
* Applied Innovation Inc.                           42,902                   289
  Hawkins, Inc.                                     20,563                   287
* Innovex, Inc.                                     34,013                   287
* SSP Solutions, Inc.                              204,306                   286
* NetScout Systems, Inc.                            37,582                   286
* Luminent Mortgage Capital, Inc.                   20,200                   285
  Penn Engineering
  & Manufacturing Corp. Class A                     16,600                   285
* Option Care, Inc.                                 26,526                   283
* WorldGate Communications, Inc.                   262,057                   283
* DepoMed, Inc.                                     39,903                   283
  Bowl America, Inc. Class A                        20,076                   283
* SBA Communications Corp.                          74,737                   283
* Performance Technologies, Inc.                    19,796                   282
* Selectica, Inc.                                   65,819                   282
* Argonaut Technologies Inc.                       160,050                   282
  Standard Motor Products, Inc.                     23,148                   281
* Evergreen Solar, Inc.                            166,435                   281
* Blue Martini Software, Inc.                       57,142                   280
* Exact Sciences Corp.                              27,654                   280
  Stepan Co.                                        10,907                   280
* Federal Agricultural
  Mortgage Corp. Class A                            12,488                   279
* National Healthcare Corp.                         13,984                   278
* Avigen, Inc.                                      47,185                   277
* Molina Healthcare Inc.                            10,993                   277
* Consumer Portfolio Services, Inc.                 74,520                   277
* Layne Christensen Co.                             23,568                   277
* Dynamics Research Corp.                           17,157                   277
* Alcide Corp.                                      18,808                   276
* On2 Technologies, Inc.                           210,930                   276
* Wilsons The Leather Experts Inc.                  78,775                   275
* Aetrium, Inc.                                     88,069                   275
* Starcraft Corp.                                    8,444                   275
* BroadVision, Inc.                                 64,339                   274
* Merge Technologies, Inc.                          15,449                   273
* Commerce One, Inc.                               213,619                   271
  Golden Enterprises Inc.                           92,800                   271
* Integrated Alarm
  Services Group, Inc.                              31,799                   270
* LookSmart, Ltd.                                  174,279                   270
* Gene Logic Inc.                                   51,889                   269
  Peapack Gladstone Financial Corp.                  8,672                   269
* Rainmaker Systems, Inc.                          191,210                   268
* Quality Distribution Inc.                         13,666                   267
* Strattec Security Corp.                            4,385                   267
  Coastal Financial Corp.                           15,140                   267
* Corio, Inc.                                       97,301                   267
* America Online Latin
  America, Inc.                                    187,627                   266
* Genelabs Technologies, Inc.                       94,932                   266
* Landec Corp.                                      40,191                   266
* Maui Land & Pineapple Co., Inc.                    7,677                   265
* Convera Corp.                                     77,838                   265
* Active Power, Inc.                                90,992                   264
* Peerless Systems Corp.                           105,245                   263
  BancTrust Financial Group, Inc.                   16,389                   263
  Thistle Group Holdings, Co.                       10,105                   262
* Firstwave Technologies, Inc.                      49,096                   262
  Camco Financial Corp.                             15,071                   261
* Micro Therapeutics, Inc.                          80,646                   260
  Gorman-Rupp Co.                                    9,866                   260
* Allied Motion Technologies, Inc.                  66,145                   260
* On Assignment, Inc.                               49,831                   260
* Three-Five Systems, Inc.                          49,535                   260
* R&B, Inc.                                         16,697                   259
* Delphax Technologies, Inc.                        83,700                   259
* GMX Resources Inc.                                64,400                   258
* Bankrate, Inc.                                    20,785                   257
* BindView Development Corp.                        68,216                   257
* Digital Angel Corp.                               54,150                   257
* Pac-West Telecom, Inc.                           133,457                   256
* Pemco Aviation Group, Inc.                         7,406                   256
  ASTA Funding, Inc.                                 7,447                   255
* AXS-One Inc.                                     134,586                   254
* Alaska Communications
  Systems Holdings, Inc.                            53,631                   254
* Microtek Medical Holdings, Inc.                   50,763                   254
 Jefferson Bancshares, Inc.                         18,400                   254
* Beta Oil & Gas, Inc.                             128,226                   253
* Versant Corp.                                    161,862                   253
* Foamex International, Inc.                        50,430                   252
* Onyx Acceptance Corp.                             21,360                   252
* Microvision, Inc.                                 33,027                   252
  Citizens South Banking Corp.                      18,018                   251
* Aclara Biosciences, Inc.                          68,850                   251
  Northern States Financial Corp.                    8,688                   251
  Community Bank
  of Northern Virginia                              13,218                   251
* Avici Systems Inc.                                31,552                   251
* SCM Microsystems, Inc.                            32,461                   251
  UniFirst Corp.                                    10,564                   250
* Modem Media Inc.                                  30,396                   248
* STAAR Surgical Co.                                21,980                   247
  PFS Bancorp, Inc.                                 12,561                   247

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Metro One
  Telecommunications, Inc.                          94,800       $           246
* TippingPoint Technologies Inc.                     8,201                   246
* Meadowbrook
  Insurance Group, Inc.                             58,131                   246
* Aware, Inc.                                       84,588                   246
* Emeritus Corp.                                    29,430                   246
* Seabulk International, Inc.                       30,233                   245
* La Jolla Pharmaceutical Co.                       57,050                   245
* MedSource Technologies, Inc.                      54,350                   245
  Eastern Virginia Bankshares, Inc.                  8,478                   244
* Reading International Inc. Class A                41,195                   244
* Deckers Outdoor Corp.                             11,815                   242
* Marten Transport, Ltd.                            15,745                   242
  ESB Financial Corp.                               14,763                   242
* Introgen Therapeutics, Inc.                       28,503                   241
  Quixote Corp.                                      9,873                   241
* Eden Bioscience Corp.                            167,478                   239
* Exponent, Inc.                                    11,170                   239
  Harrodsburg First Financial
  Bancorp, Inc.                                     10,354                   237
* Spectranetics Corp.                               62,895                   236
* Hemispherx Biopharma, Inc.                       104,192                   235
  Berkshire Hills Bancorp, Inc.                      6,484                   235
* DigitalThink, Inc.                                82,902                   233
  United Capital Corp.                              11,242                   233
* Chronimed Inc.                                    27,456                   233
* Register.com, Inc.                                44,320                   233
* Bush Industries, Inc.                             55,432                   232
* Large Scale Biology Corp.                        125,936                   232
* Impco Technologies Inc.                           26,562                   232
* Perficient, Inc.                                 103,056                   231
* Durect Corp.                                      89,171                   230
* CryoLife Inc.                                     39,781                   230
* Sirna Therapeutics, Inc.                          44,188                   230
* SAVVIS Communications Corp.                      153,347                   229
* Art Technology Group, Inc.                       149,717                   229
  FNB Corp./North Carolina                          10,758                   228
* NetManage, Inc.                                   43,021                   227
* Immtech International, Inc.                       20,463                   226
* Syms Corp.                                        32,470                   224
* Raytech Corp.                                     67,141                   223
* Genus, Inc.                                       37,111                   223
  CNB Florida Bancshares, Inc.                       9,640                   222
* Titan Pharmaceuticals, Inc.                       75,844                   221
* InterVideo Inc.                                   18,766                   221
* RMH Teleservices, Inc.                            42,277                   218
* MetaSolv, Inc.                                    89,731                   218
* Terremark Worldwide, Inc.                        340,692                   218
* California Amplifier, Inc.                        15,469                   218
  Bryn Mawr Bank Corp.                               8,887                   218
* Franklin Covey Co.                                77,706                   218
  First Federal Financial Corp.
  of Kentucky                                        8,619                   217
* Falcon Financial Investment
  Trust REIT                                        22,100                   217
* En Pointe Technologies, Inc.                      73,361                   216
* IntraBiotics Pharmaceuticals, Inc.                13,422                   216
* NASSDA Corp.                                      29,728                   216
* Powell Industries, Inc.                           11,245                   215
* Insignia Systems, Inc.                            81,741                   214
* Hudson Highland Group, Inc.                        8,969                   214
  Shenandoah
  Telecommunications Co.                             4,155                   213
  Building Materials Holding Corp.                  13,578                   211
* Pervasive Software Inc.                           29,057                   211
* iVillage Inc.                                     58,681                   210
  State Bancorp, Inc.                                8,647                   210
* Gulf Island Fabrication, Inc.                     12,316                   210
* Cortex Pharmaceuticals, Inc.                      80,283                   209
* LivePerson, Inc.                                  41,074                   209
  Westwood Holdings Group, Inc.                     11,726                   209
* Harken Energy Corp.                              178,041                   208
* Prime Group Realty Trust REIT                     33,184                   208
* Iridex Corp.                                      38,174                   208
* U.S. Xpress Enterprises, Inc.                     16,909                   207
* Phoenix Technologies Ltd.                         25,597                   207
* Vical, Inc.                                       41,686                   205
* Innovative Solutions
  and Support, Inc.                                 12,599                   205
* Astronics Corp.                                   40,492                   202
  Commercial National Financial Corp.                7,723                   202
  The Washington Savings Bank                       21,800                   202
  Summit Financial Corp.                            11,130                   200
* Synplicity, Inc.                                  25,506                   200
* Pinnacor Inc.                                     85,494                   199
* American Physicians Capital, Inc.                 10,792                   199
  Citizens 1st Bancorp, Inc.                         8,679                   198
* Ceva, Inc.                                        18,943                   197
* Ciprico Inc.                                      40,800                   196
  Willow Grove Bancorp, Inc.                        11,045                   196
  Stanley Furniture Co., Inc.                        6,224                   196
* Wyndham International, Inc.
  Class A                                          292,312                   196
  Wainwright Bank & Trust Co.                       13,610                   194
* Cerus Corp.                                       42,768                   194
* Curative Health Services, Inc.                    14,017                   193
* The Ultimate Software Group, Inc.                 21,943                   192
* Brillian Corp.                                    22,653                   191
* Hollywood Media Corp.                             71,457                   190
* Wheeling-Pittsburgh Corp.                          7,775                   190
* Cornell Companies, Inc.                           13,806                   188

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* LeCroy Corp.                                      10,419       $           188
* Curis, Inc.                                       41,689                   188
* PriceSmart, Inc.                                  29,749                   186
* Lesco, Inc.                                       14,276                   185
* Optika Inc.                                       40,710                   185
  Exchange National
  Bancshares, Inc.                                   5,119                   185
* MedCath Corp.                                     17,547                   184
  Massbank Corp.                                     4,273                   182
  CNS, Inc.                                         13,263                   182
  First Midwest Financial, Inc.                      8,153                   181
* SAFLINK Corp.                                     67,451                   181
* Axonyx Inc.                                       37,140                   181
  Pomeroy IT Solutions, Inc.                        12,270                   181
* Neogen Corp.                                       7,256                   180
* PW Eagle, Inc.                                    40,600                   179
  Ohio Art Co.                                      14,800                   178
* Novadigm, Inc.                                    45,952                   178
* Internet Capital Group, Inc.                     516,199                   178
* Roxio, Inc.                                       37,164                   178
* Medtox Scientific, Inc.                           29,812                   177
* Dynacq Healthcare, Inc                            22,987                   177
* Boston Beer Co., Inc. Class A                      9,732                   177
* ShoLodge, Inc.                                    39,343                   176
* Emerson Radio Corp.                               46,437                   175
* Catapult Communications Corp.                     12,038                   175
* Critical Path, Inc.                              131,064                   174
* VASCO Data Security
  International, Inc.                               74,379                   174
* Computer Horizons Corp.                           44,205                   174
* 24/7 Real Media, Inc.                            129,462                   173
  Andersons, Inc.                                   10,852                   173
* Zones, Inc.                                      101,825                   173
  Security Bank Corp.                                5,495                   173
* Intraware, Inc.                                   83,451                   173
  Resource Bankshares Corp.                          5,468                   172
* Braun Consulting, Inc.                            57,866                   171
  Berkshire Bancorp Inc.                             3,411                   171
  Pamrapo Bancorp, Inc.                              6,726                   171
* Intevac, Inc.                                     11,999                   169
* Biopure Corp.                                     70,799                   169
  Friedman's, Inc. Class A                          24,997                   168
  Independence Holding Co.                           7,006                   168
  Agree Realty Corp. REIT                            5,921                   167
* Qualstar Corp.                                    34,789                   167
* NaviSite, Inc.                                    25,065                   165
* Gaiam, Inc.                                       27,492                   164
* Mod-Pac Corp.                                     20,246                   162
* Katy Industries, Inc.                             28,122                   161
* U.S. Concrete, Inc.                               24,858                   160
* Interstate Hotels & Resorts, Inc.                 29,939                   160
* Allied Holdings, Inc.                             33,500                   160
  Warwick Community Bancorp, Inc.                    4,645                   160
* Star Scientific, Inc.                             86,579                   159
* SPEEDUS Corp.                                    110,500                   154
* GenVec, Inc.                                      46,527                   154
* Applied Digital Solutions, Inc.                  323,142                   152
  Lifetime Hoan Corp.                                8,981                   152
* Superior Consultant Holdings Corp.                36,750                   152
* Competitive Technologies, Inc.                    60,564                   151
* Peoples Community Bancorp                          6,700                   151
* Gadzooks, Inc.                                    97,160                   151
* Tier Technologies, Inc.                           18,354                   150
* CardioTech International, Inc.                    27,654                   149
* Central Freight Lines, Inc.                        8,400                   149
* IDT Corp.                                          6,718                   149
* VIA NET.WORKS, Inc.                               86,888                   149
* Global Power Equipment Group Inc.                 22,115                   148
  American National Bankshares Inc.                  5,559                   147
* Cedar Shopping Centers, Inc.                      11,700                   145
* Intelli-Check Inc.                                18,298                   145
* Medialink Worldwide, Inc.                         45,030                   144
* MPW Industrial
  Services Group, Inc.                              63,200                   144
* Midwest Air Group Inc.                            34,088                   144
* Seneca Foods Corp.                                 6,603                   142
* National Medical Health Card
  Systems, Inc.                                      7,856                   139
  First Defiance Financial Corp.                     5,212                   139
* First Virtual Communications, Inc.                62,641                   138
* Matrixx Initiatives, Inc.                          7,758                   138
  Outlook Group Corp.                               27,300                   137
* Summit America Television Inc.                    34,909                   137
* Brooktrout Technology, Inc.                       10,805                   136
* ACE Corp.                                         54,565                   135
  Nitches Inc.                                      33,141                   134
* Cosine Communications, Inc.                       18,112                   134
* MIM Corp.                                         18,813                   132
* ICT Group, Inc.                                   11,158                   131
  Weyco Group, Inc.                                  3,840                   129
* Applied Extrusion
  Technologies, Inc.                                48,600                   129
* Mestek, Inc.                                       6,636                   128
* Allos Therapeutics Inc.                           35,453                   127
* Correctional Services Corp.                       47,300                   127
* Questcor Pharmaceuticals, Inc.                   171,500                   127
* Horizon Medical Products, Inc.                    87,300                   127
* Palatin Technologies, Inc.                        50,374                   126
* SI International Inc.                              6,414                   125
* JLM Industries, Inc.                              91,500                   124
* RCN Corp.                                        155,302                   124
* Optical Cable Corp.                               17,452                   124

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* ACT Teleconferencing, Inc.                       114,200       $           123
* Acclaim Entertainment Inc.                       188,102                   122
* Whitehall Jewellers, Inc.                         12,386                   122
* Bioanalytical Systems, Inc.                       32,481                   122
* AVI BioPharma, Inc.                               29,895                   122
* Catalyst Semiconductor, Inc.                      17,102                   121
* Medifast, Inc.                                     8,509                   120
* Green Mountain Coffee
  Roasters, Inc.                                     5,208                   120
* Interland, Inc.                                   18,280                   119
* QuickLogic Corp.                                  24,016                   119
* National Research Corp.                            7,281                   118
* 8X8 Inc                                           26,186                   117
  Warwick Valley Telephone Co.                       3,919                   116
* Mothers Work, Inc.                                 4,736                   116
* Endocardial Solutions, Inc.                       16,044                   116
* SRS Labs, Inc                                     12,380                   116
* Quovadx, Inc.                                     23,510                   115
* Innovo Group Inc.                                 35,869                   114
* Ista Pharmaceuticals Inc.                         12,278                   114
  Hickory Tech Corp.                                 9,863                   113
* Texas Capital Bancshares, Inc.                     7,800                   113
* Intelidata Technologies Corp.                     68,107                   112
* Myogen, Inc.                                       7,800                   112
* Gallery of History, Inc.                          25,900                   110
* The Allied Defense Group, Inc.                     4,603                   110
* Amedisys Inc                                       7,302                   110
* E Com Ventures, Inc.                               7,224                   109
  Bon-Ton Stores, Inc.                               9,845                   109
* eLoyalty Corp.                                    29,818                   109
* American Access
  Technologies Inc.                                 80,800                   108
  Mesa Laboratories, Inc.                           10,838                   108
* IGI, Inc.                                         68,500                   108
* Hungarian Telephone
  and Cable Corp.                                   10,810                   107
* BioTime, Inc.                                     76,700                   106
* Hartmarx Corp.                                    25,261                   105
* Virologic, Inc.                                   27,850                   105
* REX Stores Corp.                                   7,391                   105
  Cascade Financial Corp.                            5,347                   104
* Five Star Quality Care, Inc.                      23,337                   103
* Mayor's Jeweler's, Inc.                          138,600                   103
* Acusphere, Inc.                                   11,567                   102
  Financial Industries Corp.                         7,192                   101
* Icad Inc.                                         19,084                   101
* Ibis Technology Corp.                              8,944                   101
* Delta Financial Corp.                             13,812                    99
* Stratos International Inc.                        14,531                    99
* Indus International, Inc.                         32,269                    97
  Preformed Line Products Co.                        3,237                    97
* Targeted Genetics Corp.                           44,003                    96
* J. Alexander's Corp.                              12,900                    93
* Private Business Inc.                             77,134                    93
  Richardson Electronics, Ltd.                       7,506                    92
* MediaBay, Inc.                                    83,112                    92
  Alamo Group, Inc.                                  5,952                    91
  First SecurityFed Financial, Inc.                  2,963                    90
* Pharmion Corp.                                     5,883                    90
  Noland Co.                                         2,161                    90
* Nutraceutical International Corp.                  8,032                    89
* Hawk Corp. Class A                                24,243                    88
* Home Products International Inc.                  67,520                    88
* Catalina Lighting, Inc.                            7,160                    88
* TransAct Technologies Inc.                         3,613                    87
  Sun Bancorp, Inc.                                  4,597                    87
* Obie Media Corp.                                  33,210                    87
* Retractable Technologies, Inc.                    14,385                    87
* I-many, Inc.                                      85,624                    86
* Acme Communications, Inc.                          9,738                    86
* Media 100 Inc.                                   162,889                    85
* HyperFeed Technologies, Inc.                      13,778                    85
* Airnet Communications Corp.                       99,290                    84
* Bitstream Inc.                                    27,353                    84
* SRI/Surgical Express, Inc.                        13,480                    84
* Food Technology Service, Inc.                     78,720                    83
  McRae Industries, Inc.                             8,300                    83
* eXegenics Inc.                                    91,207                    82
* Banc Corp.                                         9,570                    81
* United National Group Ltd. Class A                 4,600                    81
  First South Bancorp, Inc.                          2,208                    81
* Factory 2-U Stores Inc.                           58,774                    81
* Zapata Corp. 1,359                                    79
* Weider Nutritional
  International, Inc.                               17,707                    79
* Discovery Partners International                  12,779                    79
  Malan Realty Investors, Inc. REIT                 15,700                    76
* DigitalNet Holdings, Inc.                          3,900                    76
* Hanover Direct, Inc.                             378,734                    76
  SCPIE Holdings Inc.                                8,535                    75
  Material Sciences Corp.                            7,347                    74
* Heska Corp.                                       31,255                    72
* CoActive Marketing Group, Inc.                    22,500                    72
  Calavo Growers, Inc.                               6,484                    71
* ArQule, Inc.                                      14,502                    71
* DSL.Net, Inc.                                    116,280                    70
* Manchester Technologies, Inc.                     19,622                    70
* InsWeb Corp.                                      15,096                    70
* Cantel Medical Corp.                               4,283                    69
* Callidus Software Inc.                             3,900                    69
* Finlay Enterprises, Inc.                           4,846                    68
* Digital Lightwave, Inc.                           84,367                    68

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
* Redback Networks Inc.                            293,373               $    68
  Ecology and Environment, Inc.                      6,925                    68
* Advantage Marketing
  Systems, Inc.                                     16,300                    67
* Universal Access Global Holdings Inc.             22,599                    66
* 3D Systems Corp.                                   6,522                    66
* Viewpoint Corp.                                   87,314                    65
  Commonwealth Industries Inc.                       6,456                    65
* Peco II, Inc.                                     57,640                    65
* Multi-Color Corp.                                  3,676                    64
* IVAX Diagnostics, Inc.                            13,189                    64
  PAB Bankshares, Inc.                               4,097                    64
* Avanir Pharmaceuticals Class A                    43,380                    63
* Hauppage Digital, Inc.                            27,333                    63
* Internet Pictures Corp.                           35,265                    62
* SportsLine.com, Inc.                              48,080                    61
* Ault Inc.                                         22,500                    60
* BioSpecifics Technology                           40,800                    60
* Onvia.com, Inc.                                   12,867                    60
* Protection One, Inc.                             164,000                    59
  Falmouth Bancorp, Inc.                             1,600                    58
  Woronoco Bancorp Inc.                              1,600                    58
* Palomar Medical
  Technologies, Inc.                                 5,457                    57
  Northeast Indiana Bancorp, Inc.                    2,700                    57
* Concerto Software Inc.                             4,740                    57
  Atlantic Tele-Network, Inc.                        1,978                    55
* Providence Service Corp.                           3,429                    55
* Kaiser Ventures LLC Class A                       36,800                    55
* NuCo2, Inc.                                        4,342                    55
  First Federal Bancorp, Inc.                        6,100                    55
* Applied Imaging Corp.                             36,348                    55
* Capital Senior Living Corp.                        9,284                    55
* Lantronix, Inc.                                   46,521                    54
* Price Legacy Corp. REIT                           14,150                    54
* Nonophase Technologies Corp.                       6,554                    53
* Delta Woodside Industries, Inc                    27,175                    53
  APCO Argentina Inc.                                1,986                    53
* Tipperary Corp.                                   16,869                    51
* Radyne Comstream Inc.                              6,150                    51
* Online Resources Corp.                             7,697                    51
* Cognitronics Corp.                                14,700                    49
* Harris & Harris Group, Inc.                        4,254                    49
  Bel Fuse, Inc. Class A                             1,629                    49
* Physiometrix, Inc.                                20,606                    45
* Redenvelope Inc                                    2,712                    45
  Northrim Bancorp Inc.                              1,964                    45
* CPI Aerostructures, Inc.                           3,715                    44
* Culp, Inc.                                         4,028                    44
* Transcontinental Realty
  Investors, Inc. REIT                               2,603                    44
* BayCorp Holdings, Ltd.                             3,314                    43
  Nevada Chemicals, Inc.                             7,400                    43
* WHX Corp.                                         15,855                    42
  Butler Manufacturing Co.                           1,894                    42
* Evercel, Inc.                                     47,164                    42
  Hersha Hospitality Trust                           4,100                    41
* ePresence, Inc.                                   10,180                    38
* Gold Reserve Inc. Class A                          7,751                    38
* Lynch Corp.                                        3,500                    37
  Fidelity Southern Corp.                            2,739                    36
* Precision Optics Corp., Inc.                      17,201                    36
* Franklin Bank Corp.                                1,900                    36
* Oglebay Norton Co.                                 8,500                    36
* Andrea Radio Corp.                                85,700                    35
* FiberMark, Inc.                                   19,600                    34
* SureBeam Corp.                                   157,426                    34
* Ag Services of America, Inc.                       3,851                    33
* American Realty Investors, Inc.                    3,535                    32
  Century Bancorp, Inc. Class A                        903                    32
* Invivo Corporation                                 1,446                    32
* EarthShell Corp.                                  17,585                    32
* Artisoft, Inc.                                    11,633                    31
* Captiva Software Corp.                             2,467                    31
  BIW Limited                                        1,600                    31
* Persistence Software, Inc.                         7,110                    29
* Aradigm Corp.                                     15,211                    26
* Shoe Pavilion, Inc.                               21,100                    26
  Roanoke Electric Steel Corp.                       1,896                    25
  Aaron Rents, Inc. Class A                          1,350                    25
* Diedrich Coffee, Inc.                              6,450                    25
  Bandag, Inc. Class A                                 600                    24
* nStor Technologies, Inc.                          47,523                    24
* MakeMusic! Inc.                                    7,540                    23
  Providence and Worcester
  Railroad Co.                                       2,500                    22
* eGain Communications Corp.                        10,788                    22
* Integrated Biopharma, Inc.                         1,751                    21
* GP Strategies Corp.                                2,660                    21
  Hubbell Inc. Class A                                 500                    21
* American Ecology Corporation                       2,546                    21
* Versata, Inc.                                     12,200                    20
  Merrill Merchants Bancshares, Inc.                   925                    20
* Almost Family Inc.                                 2,200                    20
* HPSC, Inc.                                         1,316                    19
* ATA Holdings, Inc.                                 1,951                    19
  Haggar Corp.                                         939                    18
* Nematron Corp.                                    63,000                    18
  AmeriVest Properties, Inc. REIT                    2,513                    18
  Liquid Audio, Inc.                                61,700                    18
  ILX Resorts Inc.                                   2,500                    18
* LightPath Technologies, Inc.
  Class A                                            6,262                    17

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXTENDED MARKET INDEX FUND                          SHARES                 (000)
--------------------------------------------------------------------------------
  FMS Financial Corporation                            967       $            17
  Balchem Corp.                                        758                    17
  Dynabazaar, Inc.                                  50,100                    17
* SciQuest, Inc.                                     4,506                    16
* OMNI Energy Services Corp.                         2,466                    16
  Cotton States Life
  Insurance Company                                    800                    16
  Net Perceptions, Inc.                             38,256                    15
* Datalink Corp.                                     3,842                    14
* Horizon Group Properties, Inc. REIT                3,415                    14
* Suntron Corp.                                      2,995                    13
  Capital Properties, Inc. Class A                   1,000                    13
* Hoenig Group, Inc.
  Rights Exp. 9/1/2006                              54,300                    12
* Perma-Fix Environmental
  Services, Inc.                                     3,661                    11
* Telecommunication Systems, Inc.                    2,157                    11
* Landenburg Thalmann
  Financial Services, Inc.                          18,943                    11
* American Pacific Bank                              1,227                    10
* Calton, Inc.                                      15,400                    10
* rStar Corp.                                       15,041                     9
* Continucare Corp.                                  6,200                     9
* DiaSys Corp.                                      15,600                     8
* Sento Corporation                                  1,675                     8
* Moldflow Corp.                                       670                     8
* Sunlink Health Systems, Inc.                       2,600                     7
* LMI Aerospace, Inc.                                3,600                     7
* Analytical Surveys, Inc.                           2,531                     7
  L. S. Starrett Co. Class B                           400                     7
  Superior Uniform Group, Inc.                         399                     7
* Hudson Technology, Inc.                            5,600                     6
* NexPrise, Inc.                                     4,740                     6
* BMC Industries, Inc.                             126,104                     6
* Innotrac Corp.                                       519                     5
* Radview Software Ltd.                              9,000                     5
* Investors Capital Holdings, Ltd.                     900                     5
* Fiberstars, Inc.                                     700                     5
* Olympic Cascade Financial Corp.                    2,900                     4
* Bluefly, Inc.                                      1,022                     4
* Microstrategy Inc.
  Warrants Exp. 6/24/2007                           16,080                     4
* ARK Restaurants Corp.                                265                     4
* General Bearing Corp.                              1,200                     4
* Fedders Corp-Rights                               58,700                     4
* Max & Erma's Restaurants, Inc.                       179                     3
* Cogent Communications Group, Inc.                  2,779                     3
* VCampus Corp.                                      2,030                     3
* Corrpro Cos., Inc.                                 2,400                     3
* Optical Cable Corp.
  Warrants Exp. 10/24/2007                           1,053                     2
* Ampex Corp. Class A                                2,890                     2
* Valley Forge Scientific Corp.                      1,100                     2
* GoAmerica, Inc.                                    5,000                     2
* Vista Medical Technologies, Inc.                   1,300                     2
* Diamond Hill Investment Group                        200                     1
* Manhattan Pharmaceuticals, Inc.                      681                     1
* Cap Rock Energy Corp                                  33                     1
* Prolong International Corp.                        2,500                     1
* Panavision, Inc.                                     174                     1
  Capital Properties, Inc. Class B                      90                     1
* Travis Boats & Motors, Inc.                          700                    --
* Synergy Brands Inc.                                   25                    --
* Conolog Corp.                                         10                    --
* Pinnacle  Warrants Exp. 11/13/2007                   350                    --
* ProcureNet, Inc.                                  21,000                    --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $6,288,388)                            $     6,922,451
--------------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (4.1%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.05%,  1/20/2004                                5,000                4,997
REPURCHASE  AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
    0.99%, 1/2/2004                                 60,573               60,573
    0.99%, 1/2/2004--Note E                        223,920              223,920
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS  (Cost $289,490)                $      289,490
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.5%) (Cost $6,577,878)                     $    7,211,941
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.5%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    144,769
Security Lending Collateral Payable to
  Brokers--Note E                                                      (223,920)
  Other Liabilities                                                    (167,483)
                                                                 ---------------
                                                                       (246,634)
                                                                 ---------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                $    6,965,307
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 3.6%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Security has been segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                  $    6,911,793
Overdistributed Net Investment Income                                    (5,831)
Accumulated Net Realized Losses                                        (575,520)
Unrealized Appreciation
Investment Securities                                                   634,063
Futures Contracts                                                           802
--------------------------------------------------------------------------------
NET ASSETS                                                       $    6,965,307
================================================================================

Investor Shares--Net Assets
Applicable to 159,757,610 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                    $    4,259,427
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                      $        26.66
================================================================================

Admiral Shares--Net Assets
Applicable to 40,321,123 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                    $    1,075,087
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                       $        26.66
================================================================================

Institutional Shares--Net Assets
Applicable to 57,139,644 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                    $    1,524,160
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                 $        26.67
================================================================================

VIPER Shares--Net Assets
Applicable to 1,515,362 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                    $      106,633
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- VIPER SHARES                         $        70.37
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
MID-CAP INDEX FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.1%)(1)
--------------------------------------------------------------------------------
* Xerox Corp.                                    2,653,913       $        36,624
  PACCAR, Inc.                                     371,661                31,636
* Medco Health Solutions, Inc.                     908,929                30,894
* Altera Corp.                                   1,283,386                29,133
  CIGNA Corp.                                      470,613                27,060
* Flextronics International Ltd.                 1,754,200                26,032
* Apple Computer, Inc.                           1,216,600                25,999
* Broadcom Corp.                                   761,634                25,964
  PPL Corp.                                        592,969                25,942
  Eaton Corp.                                      239,242                25,833
  CSX Corp.                                        718,074                25,808
  CIT Group Inc.                                   710,321                25,536
  Monsanto Co.                                     878,947                25,296
* Computer Sciences Corp.                          565,243                25,001
  TXU Corp.                                      1,026,615                24,351
* National Semiconductor Corp.                     616,880                24,311
  Starwood Hotels & Resorts
    Worldwide, Inc.                                675,206                24,287
  Jefferson-Pilot Corp.                            475,745                24,096
  J.C. Penney Co., Inc.
    (Holding Co.)                                  912,366                23,977
  Parker Hannifin Corp.                            396,645                23,600
  Georgia Pacific Group                            766,308                23,503
  Textron, Inc.                                    409,352                23,358
  Sovereign Bancorp, Inc.                          980,373                23,284
* Coach, Inc.                                      609,624                23,013
  Microchip Technology, Inc.                       687,674                22,941
  Mylan Laboratories, Inc.                         900,638                22,750
* Phelps Dodge Corp.                               298,866                22,741
  Xcel Energy, Inc.                              1,338,240                22,723
* Caremark Rx, Inc.                                892,487                22,607
* Network Appliance, Inc.                        1,090,024                22,378
  Centex Corp.                                     207,192                22,304
  Tiffany & Co.                                    488,972                22,101
  Cinergy Corp.                                    565,982                21,966
  Synovus Financial Corp.                          758,724                21,942
  Constellation Energy Group, Inc.                 560,138                21,935
* Siebel Systems, Inc.                           1,575,191                21,848
* Interpublic Group of Cos., Inc.                1,392,233                21,719
* Sanmina-SCI Corp.                              1,712,039                21,589
* Edison International                             984,092                21,581
* Novellus Systems, Inc.                           508,100                21,366
  New York Community
    Bancorp, Inc.                                  557,044                21,196
  AmerisourceBergen Corp.                          375,573                21,088
  Knight Ridder                                    269,752                20,871
* American Standard Cos., Inc.                     206,019                20,746
  Union Planters Corp.                             657,881                20,717
  ITT Industries, Inc.                             278,928                20,699
  North Fork Bancorp, Inc.                         510,758                20,670
  Hilton Hotels Corp.                            1,204,064                20,626
  Sempra Energy                                    684,126                20,565
* Nabors Industries, Inc.                          491,320                20,390
  Dollar General Corp.                             954,794                20,041
  MeadWestvaco Corp.                               672,512                20,007
  IMS Health, Inc.                                 802,432                19,948
  UST, Inc.                                        558,714                19,941
  Rockwell Automation, Inc.                        558,246                19,874
  KeySpan Corp.                                    531,975                19,577
  D. R. Horton, Inc.                               448,355                19,396
  Genuine Parts Co.                                583,709                19,379
  NiSource, Inc.                                   882,017                19,351
* Quest Diagnostics, Inc.                          264,680                19,351
  ProLogis REIT                                    602,062                19,320
  Health Management
    Associates Inc. Class A                        804,915                19,318
* Juniper Networks, Inc.                         1,029,900                19,239
  Cincinnati Financial Corp.                       457,654                19,167
* BJ Services Co.                                  531,229                19,071
  General Growth
    Properties Inc. REIT                           683,693                18,972
  MGIC Investment Corp.                            330,498                18,819
  Plum Creek Timber Co. Inc. REIT                  614,130                18,700
  Family Dollar Stores, Inc.                       519,436                18,637
  Harrah's Entertainment, Inc.                     369,395                18,385
  Kinder Morgan, Inc.                              310,331                18,341
  Murphy Oil Corp.                                 277,388                18,116
  Rockwell Collins, Inc.                           601,765                18,071
* Laboratory Corp. of
   America Holdings                                486,172                17,964
  Cooper Industries, Inc. Class A                  308,912                17,895
  National Commerce
    Financial Corp.                                652,298                17,795
  Valero Energy Corp.                              383,974                17,793
  First Tennessee National Corp.                   401,268                17,696
  T. Rowe Price Group Inc.                         373,101                17,689
* AES Corp.                                      1,871,873                17,670
  Archstone-Smith Trust REIT                       630,693                17,647
  Freeport-McMoRan
    Copper & Gold, Inc. Class B                    418,375                17,626
  Vornado Realty Trust REIT                        321,892                17,624
  Banknorth Group, Inc.                            540,943                17,597
  Torchmark Corp.                                  383,199                17,451
* Office Depot, Inc.                             1,039,947                17,378
* Advanced Micro Devices, Inc.                   1,164,502                17,351
  Delphi Corp.                                   1,692,385                17,279
* Cablevision Systems NY
    Group Class A                                  736,700                17,231
  SAFECO Corp.                                     441,413                17,184
* Dean Foods Co.                                   519,566                17,078
  Williams Cos., Inc.                            1,738,306                17,070

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
MID-CAP INDEX FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  Popular, Inc.                                    378,812       $        17,024
  Fidelity National Financial, Inc.                438,477                17,004
  El Paso Corp.                                  2,070,767                16,960
* Millennium Pharmaceuticals, Inc.                 902,288                16,846
* Synopsys, Inc.                                   497,146                16,784
  Whirlpool Corp.                                  230,796                16,767
  XTO Energy, Inc.                                 590,117                16,700
  Zions Bancorp                                    270,983                16,619
* L-3 Communications Holdings, Inc.                323,442                16,612
  GlobalSantaFe Corp.                              665,894                16,534
* Solectron Corp.                                2,784,953                16,459
  R.J. Reynolds Tobacco Holdings, Inc.             282,803                16,445
  Pulte Homes, Inc.                                175,647                16,444
  Huntington Bancshares Inc.                       729,152                16,406
* Unisys Corp.                                   1,104,741                16,405
* Cadence Design Systems, Inc.                     911,160                16,383
* QLogic Corp.                                     316,300                16,321
  RadioShack Corp.                                 527,975                16,198
  Legg Mason Inc.                                  209,461                16,166
* Teradyne, Inc.                                   633,269                16,117
  EOG Resources, Inc.                              346,980                16,020
* SanDisk Corp.                                    261,047                15,960
* Weatherford International Ltd.                   440,520                15,859
* Noble Corp.                                      442,787                15,843
* Varian Medical Systems, Inc.                     228,987                15,823
* Watson Pharmaceuticals, Inc.                     343,400                15,796
  Compass Bancshares Inc.                          400,604                15,748
  Kerr-McGee Corp.                                 338,405                15,732
  Everest Re Group, Ltd.                           185,936                15,730
  Lennar Corp. Class A                             160,746                15,432
  Vulcan Materials Co.                             323,900                15,408
  Radian Group, Inc.                               314,047                15,310
  Harman International Industries, Inc.            205,286                15,187
* SPX Corp.                                        257,040                15,117
* Jabil Circuit, Inc.                              533,993                15,112
* BEA Systems, Inc.                              1,218,700                14,990
  Jones Apparel Group, Inc.                        424,833                14,967
  CenturyTel, Inc.                                 458,819                14,967
  Boston Properties, Inc. REIT                     310,353                14,956
* JDS Uniphase Corp.                             4,082,815                14,902
  UnumProvident Corp.                              943,600                14,881
  Kimco Realty Corp. REIT                          331,369                14,829
  Nucor Corp.                                      262,376                14,693
  Old Republic International Corp.                 577,695                14,650
* Sealed Air Corp.                                 270,577                14,649
* E*Trade Financial Corp.                        1,155,163                14,613
  Smurfit-Stone Container Corp.                    782,991                14,540
* Avaya Inc.                                     1,118,768                14,477
  Sherwin-Williams Co.                             416,437                14,467
  Applera Corp.-Applied
    Biosystems Group                               697,972                14,455
  Amerada Hess Corp.                               271,583                14,440
  Estee Lauder Cos. Class A                        365,010                14,330
* BMC Software, Inc.                               764,039                14,249
  Wendy's International, Inc.                      361,854                14,199
  C.R. Bard, Inc.                                  173,817                14,123
  Duke Realty Corp. REIT                           455,409                14,118
* Mercury Interactive Corp.                        289,300                14,072
* Express Scripts Inc.                             210,890                14,009
* AdvancePCS                                       265,453                13,979
* Smith International, Inc.                        335,879                13,946
  Rouse Co. REIT                                   295,935                13,909
  Republic Services, Inc. Class A                  539,183                13,819
  Lear Corp.                                       225,271                13,816
* Barr Pharmaceuticals Inc.                        179,160                13,786
  American Power Conversion Corp.                  562,719                13,758
* LAM Research Corp.                               425,674                13,749
  Omnicare, Inc.                                   339,998                13,733
* Thermo Electron Corp.                            544,722                13,727
* Waters Corp.                                     412,469                13,677
* Sprint PCS                                     2,430,240                13,658
  Scientific-Atlanta, Inc.                         500,077                13,652
* Whole Foods Market, Inc.                         200,981                13,492
  Ross Stores, Inc.                                510,166                13,484
* Career Education Corp.                           332,674                13,330
  Leggett & Platt, Inc.                            613,478                13,270
  Green Point Financial Corp.                      375,332                13,257
  Expeditors International of
    Washington, Inc.                               351,202                13,226
  Wisconsin Energy Corp.                           393,112                13,150
  Diebold, Inc.                                    243,363                13,110
  Symbol Technologies, Inc.                        775,953                13,106
  ENSCO International, Inc.                        477,658                12,978
  Liz Claiborne, Inc.                              365,454                12,959
  Sigma-Aldrich Corp.                              225,508                12,895
  Black & Decker Corp.                             260,694                12,857
  SuperValu Inc.                                   449,219                12,843
* Health Net Inc.                                  389,995                12,753
  SCANA Corp.                                      372,326                12,752
* Robert Half International, Inc.                  543,352                12,682
  Commerce Bancorp, Inc.                           239,847                12,635
* Pactiv Corp.                                     528,622                12,634
  Engelhard Corp.                                  420,379                12,590
* The Dun & Bradstreet Corp.                       247,805                12,566
* Mohawk Industries, Inc.                          177,917                12,550
  Sunoco, Inc.                                     245,281                12,546
  McCormick & Co., Inc.                            416,041                12,523

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
MID-CAP INDEX FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
* VeriSign, Inc.                                   766,921       $        12,501
  VF Corp.                                         288,326                12,467
* NCR Corp.                                        318,127                12,343
  W.W. Grainger, Inc.                              260,397                12,340
  Manpower Inc.                                    260,823                12,280
  Pinnacle West Capital Corp.                      306,362                12,261
* Celgene Corp.                                    271,899                12,241
  Mercantile Bankshares Corp.                      266,416                12,143
* Oxford Health Plans, Inc.                        278,389                12,110
  CDW Corp.                                        208,070                12,018
* Pioneer Natural Resources Co.                    375,711                11,996
  Allied Capital Corp.                             428,400                11,944
  Public Storage, Inc. REIT                        274,780                11,923
* Host Marriott Corp. REIT                         964,178                11,879
* Citizens Communications Co.                      954,208                11,851
* Humana Inc.                                      515,500                11,779
* IVAX Corp.                                       492,570                11,763
  Nordstrom, Inc.                                  342,467                11,747
* King Pharmaceuticals, Inc.                       768,652                11,730
  The PMI Group Inc.                               314,895                11,724
* Citrix Systems, Inc.                             552,400                11,716
  Hibernia Corp. Class A                           497,668                11,700
* Williams-Sonoma, Inc.                            333,017                11,579
* Agere Systems Inc. Class A                     3,785,100                11,545
  Equifax, Inc.                                    470,862                11,536
  ServiceMaster Co.                                990,175                11,536
  PETsMART, Inc.                                   479,244                11,406
* Providian Financial Corp.                        973,900                11,336
* NVIDIA Corp.                                     485,100                11,279
* LSI Logic Corp.                                1,271,157                11,275
  Avalonbay Communities, Inc. REIT                 235,731                11,268
* Comverse Technology, Inc.                        640,324                11,263
  Pepco Holdings, Inc.                             573,536                11,207
  Foot Locker, Inc.                                477,500                11,197
  Pall Corp.                                       416,480                11,174
  Hasbro, Inc.                                     524,737                11,166
  iStar Financial Inc. REIT                        286,550                11,147
* ChoicePoint Inc.                                 292,404                11,138
  Goodrich Corp.                                   374,960                11,133
  White Mountains
    Insurance Group Inc.                            24,173                11,118
* Tellabs, Inc.                                  1,316,438                11,098
* Vishay Intertechnology, Inc.                     484,202                11,088
  TCF Financial Corp.                              215,760                11,079
* Dollar Tree Stores, Inc.                         367,050                11,034
  Darden Restaurants Inc.                          524,019                11,025
* AutoNation, Inc.                                 599,939                11,021
* Coventry Health Care Inc.                        170,800                11,015
* Patterson Dental Co.                             171,589                11,009
  Energy East Corp.                                489,305                10,960
  Hillenbrand Industries, Inc.                     176,128                10,931
  R.R. Donnelley & Sons Co.                        361,646                10,904
  Apartment Investment & Management Co.
    Class A REIT                                   315,713                10,892
  Intersil Corp.                                   437,403                10,869
  Fluor Corp.                                      273,993                10,861
  The Stanley Works                                285,419                10,809
* Brinker International, Inc.                      325,845                10,805
  Liberty Property Trust REIT                      277,694                10,802
  Fastenal Co.                                     216,284                10,801
  Health Care Properties
    Investors REIT                                 212,500                10,795
  DENTSPLY International Inc.                      238,597                10,777
  Gentex Corp.                                     243,598                10,757
* CarMax, Inc.                                     347,162                10,738
  Ball Corp.                                       180,059                10,726
  Telephone & Data Systems, Inc.                   170,916                10,691
  Janus Capital Group Inc.                         642,487                10,543
* Marvell Technology Group Ltd.                    276,538                10,489
  PartnerRe Ltd.                                   179,850                10,440
  RenaissanceRe Holdings Ltd.                      212,273                10,412
* Ceridian Corp.                                   497,220                10,412
  Sabre Holdings Corp.                             481,902                10,404
  Beckman Coulter, Inc.                            204,544                10,397
  Manor Care, Inc.                                 298,770                10,328
* Lamar Advertising Co. Class A                    276,744                10,328
* UTStarcom, Inc.                                  276,950                10,267
  Eastman Chemical Co.                             259,622                10,263
  Temple-Inland Inc.                               163,531                10,248
* Constellation Brands, Inc.
    Class A                                        310,087                10,211
* Chico's FAS, Inc.                                275,401                10,176
  Molex, Inc.                                      289,625                10,105
* 3Com Corp.                                     1,236,055                10,099
* Ameritrade Holding Corp.                         708,700                 9,971
  Tyson Foods, Inc.                                751,601                 9,951
  Doral Financial Corp.                            307,800                 9,936
  Alberto-Culver Co. Class B                       157,488                 9,934
  Michaels Stores, Inc.                            224,714                 9,932
  Seagate Technology                               525,140                 9,925
* Lincare Holdings, Inc.                           330,340                 9,920
* Park Place Entertainment Corp.                   912,190                 9,879
  Arthur J. Gallagher & Co.                        304,026                 9,878
  Universal Health Services Class B                181,753                 9,764
  KB HOME                                          134,151                 9,729
  Brunswick Corp.                                  303,872                 9,672
  A.G. Edwards & Sons, Inc.                        266,860                 9,668
  Commerce Bancshares, Inc.                        196,976                 9,656
* Energizer Holdings, Inc.                         255,287                 9,589

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
MID-CAP INDEX FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  Ashland, Inc.                                    217,491       $         9,583
* NVR, Inc.                                         20,360                 9,488
  Associated Banc-Corp                             221,987                 9,468
* Storage Technology Corp.                         367,667                 9,467
* CIENA Corp.                                    1,422,866                 9,448
* MGM Mirage, Inc.                                 251,150                 9,446
  Outback Steakhouse                               213,577                 9,442
  International Flavors &
    Fragrances, Inc.                               268,652                 9,381
* Henry Schein, Inc.                               138,454                 9,357
* DST Systems, Inc.                                223,155                 9,319
  Questar Corp.                                    264,093                 9,283
* Zebra Technologies Corp.
    Class A                                        139,794                 9,278
* Westwood One, Inc.                               269,728                 9,227
  Bausch & Lomb, Inc.                              176,815                 9,177
  Dial Corp.                                       321,910                 9,165
  Dana Corp.                                       498,806                 9,153
  C.H. Robinson Worldwide, Inc.                    241,412                 9,152
  City National Corp.                              146,426                 9,096
  TECO Energy, Inc.                                629,897                 9,077
* Toys R Us, Inc. (Holding Co.)                    716,205                 9,053
* Iron Mountain, Inc.                              228,848                 9,049
  Astoria Financial Corp.                          243,043                 9,041
* Cephalon, Inc.                                   186,200                 9,014
  Tektronix, Inc.                                  284,714                 8,997
  Equitable Resources, Inc.                        208,903                 8,966
  CenterPoint Energy Inc.                          923,622                 8,950
* Maxtor Corp.                                     803,800                 8,922
  Garmin Ltd.                                      163,100                 8,886
  DPL Inc.                                         424,565                 8,865
  Belo Corp. Class A                               309,154                 8,761
  W.R. Berkley Corp.                               250,651                 8,760
* WebMD Corp.                                      973,959                 8,756
  Pogo Producing Co.                               181,124                 8,748
  Valley National Bancorp                          299,031                 8,732
  Aramark Corp. Class B                            314,932                 8,635
  NSTAR                                            177,863                 8,626
  Northeast Utilities                              426,497                 8,602
  Bowater Inc.                                     185,700                 8,600
  Hudson City Bancorp, Inc.                        224,652                 8,577
* Cooper Cameron Corp.                             183,697                 8,560
  AMB Property Corp. REIT                          260,334                 8,560
* Patterson-UTI Energy, Inc.                       257,863                 8,489
  Bemis Co., Inc.                                  169,323                 8,466
  Harris Corp.                                     222,891                 8,459
  Investors Financial Services Corp.               218,519                 8,393
* Convergys Corp.                                  479,125                 8,366
* Fairchild Semiconductor
    International, Inc.                            334,610                 8,355
  Bank of Hawaii Corp.                             196,842                 8,307
* Allied Waste Industries, Inc.                    597,361                 8,291
  Hospitality Properties
    Trust REIT                                     199,374                 8,230
* ICOS Corp.                                       199,300                 8,227
* Level 3 Communications, Inc.                   1,428,991                 8,145
  MDU Resources Group, Inc.                        341,963                 8,142
* SICOR, Inc.                                      299,247                 8,140
  Dow Jones & Co., Inc.                            162,889                 8,120
  New Plan Excel Realty
    Trust REIT                                     327,002                 8,067
  SEI Corp.                                        264,090                 8,047
* Jacobs Engineering Group Inc.                    167,291                 8,032
  Federated Investors, Inc.                        273,313                 8,024
* ADC Telecommunications, Inc.                   2,701,225                 8,023
* Abercrombie & Fitch Co.                          324,432                 8,017
  Noble Energy, Inc.                               179,933                 7,994
  Allete, Inc.                                     261,075                 7,989
* Triad Hospitals, Inc.                            240,024                 7,986
  Valspar Corp.                                    161,359                 7,974
  Fair, Isaac, Inc.                                161,667                 7,948
  Lyondell Chemical Co.                            467,576                 7,925
* Network Associates, Inc.                         525,069                 7,897
  Mandalay Resort Group                            175,315                 7,840
* Compuware Corp.                                1,284,425                 7,758
* Corinthian Colleges, Inc.                        139,478                 7,749
  Fulton Financial Corp.                           351,852                 7,709
  Weingarten Realty Investors REIT                 173,674                 7,702
  Leucadia National Corp.                          166,239                 7,664
  Sonoco Products Co.                              308,785                 7,602
* Tech Data Corp.                                  190,528                 7,562
* Markel Corp.                                      29,741                 7,540
  Puget Energy, Inc.                               315,560                 7,501
* Alliant Techsystems, Inc.                        129,478                 7,479
  Protective Life Corp.                            219,580                 7,431
  Viad Corp.                                       296,638                 7,416
  Deluxe Corp.                                     178,389                 7,373
* Emulex Corp.                                     276,300                 7,372
  Hubbell Inc. Class B                             166,932                 7,362
* Rowan Cos., Inc.                                 314,982                 7,298
  FirstMerit Corp.                                 269,352                 7,264
* The Cheesecake Factory                           163,995                 7,221
* Pride International, Inc.                        385,551                 7,187
* Apogent Technologies Inc.                        308,632                 7,111
* Entercom Communications Corp.                    133,946                 7,094
* Millipore Corp.                                  163,260                 7,028
* Advance Auto Parts, Inc.                          86,040                 7,004
  Maytag Corp.                                     250,241                 6,969
  J.M. Smucker Co.                                 150,869                 6,833

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
MID-CAP INDEX FUND                                  SHARES                 (000)
--------------------------------------------------------------------------------
  Eaton Vance Corp.                                184,628       $         6,765
  Wilmington Trust Corp.                           187,881                 6,764
  Circuit City Stores, Inc.                        665,885                 6,745
* CheckFree Corp.                                  240,414                 6,647
  Hormel Foods Corp.                               255,715                 6,600
* Rent-A-Center, Inc.                              220,350                 6,584
  Pier 1 Imports Inc.                              300,877                 6,577
* Del Monte Foods Co.                              632,300                 6,576
  Unitrin, Inc.                                    158,642                 6,569
  Reynolds & Reynolds Class A                      225,573                 6,553
* Amphenol Corp.                                    99,977                 6,392
  RPM International, Inc.                          387,985                 6,386
  Brown & Brown, Inc.                              194,936                 6,357
* JetBlue Airways Corp.                            235,750                 6,252
  Reebok International Ltd.                        158,547                 6,234
  Nationwide Financial
    Services, Inc.                                 188,403                 6,229
* First Health Group Corp.                         318,395                 6,196
  Meredith Corp.                                   126,751                 6,187
* Smithfield Foods, Inc.                           294,485                 6,096
  Brown-Forman Corp. Class B                        64,800                 6,056
* National-Oilwell, Inc.                           270,767                 6,054
* BISYS Group, Inc.                                402,058                 5,983
  Molex, Inc. Class A                              201,900                 5,928
* RF Micro Devices, Inc.                           587,676                 5,906
  Teleflex Inc.                                    119,408                 5,771
* Krispy Kreme Doughnuts, Inc.                     156,213                 5,717
  The St. Joe Co.                                  153,319                 5,717
  Transatlantic Holdings, Inc.                      70,305                 5,681
  Tidewater Inc.                                   190,113                 5,681
  Regency Centers Corp. REIT                       139,600                 5,563
* Saks Inc.                                        368,162                 5,537
  National Instruments Corp.                       121,237                 5,513
* Weight Watchers International, Inc.              143,300                 5,498
* Agere Systems Inc. Class B                     1,859,200                 5,392
* Pixar, Inc.                                       73,200                 5,072
  PepsiAmericas, Inc.                              289,990                 4,965
* Ingram Micro, Inc. Class A                       304,050                 4,834
* Community Health Systems, Inc.                   181,779                 4,832
  Carolina Group                                   184,740                 4,663
  Adolph Coors Co. Class B                          82,452                 4,626
  The McClatchy Co. Class A                         66,181                 4,553
  Packaging Corp. of America                       207,651                 4,539
  Harte-Hanks, Inc.                                208,463                 4,534
  Diamond Offshore Drilling, Inc.                  216,380                 4,438
* Owens-Illinois, Inc.                             368,100                 4,377
  Mercury General Corp.                             91,150                 4,243
* Metro-Goldwyn-Mayer Inc.                         246,366                 4,210
  Lafarge North America Inc.                       103,113                 4,178
  International Speedway Corp.                      93,308                 4,167
  Total System Services, Inc.                      132,045                 4,111
  Erie Indemnity Co. Class A                        95,683                 4,055
  Polo Ralph Lauren Corp.                          140,206                 4,038
* 99 Cents Only Stores                             141,817                 3,862
* Radio One, Inc. Class D                          177,700                 3,430
  AVX Corp.                                        201,385                 3,347
* Cox Radio, Inc.                                  131,088                 3,307
  BlackRock, Inc.                                   61,993                 3,292
* Kmart Holding Corp.                              133,709                 3,202
  Montpelier Re Holdings Ltd.                       84,072                 3,085
  Axis Capital Holdings Ltd.                       102,600                 3,004
  Lennar Corp. Class B                              31,764                 2,903
* Hewitt Associates, Inc.                           96,100                 2,873
  Capitol Federal Financial                         72,925                 2,630
  Talbots Inc.                                      84,600                 2,604
* BOK Financial Corp.                               66,218                 2,564
* Columbia Sportswear Co.                           46,422                 2,530
* International Steel Group, Inc.                   64,600                 2,516
* WellChoice Inc.                                   69,240                 2,389
  Hearst-Argyle Television Inc.                     85,250                 2,349
  Regal Entertainment Group Class A                113,368                 2,326
  Blockbuster Inc. Class A                         119,040                 2,137
  Student Loan Corp.                                13,300                 1,942
* U.S. Cellular Corp.                               52,950                 1,880
* Citadel Broadcasting Corp.                        81,623                 1,826
* Radio One, Inc.                                   85,494                 1,671
* CapitalSource Inc.                                76,522                 1,659
  Nuveen Investments, Inc. Class A                  54,897                 1,464
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $4,377,290)                            $     5,528,374
--------------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.8%)(1)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.05%, 1/7/2004                                  $ 900                  900
Repurchase Agreement
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  0.99%, 1/2/2004--Note E                           42,262               42,262
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $43,162)                          43,162
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.9%) (Cost $4,420,452)                          5,571,536
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
MID-CAP INDEX FUND                                                         (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.9%)
--------------------------------------------------------------------------------
  Other Assets--Note B                                                  125,372
  Liabilities--Note E                                                  (173,391)
                                                                 ---------------
                                                                        (48,019)
                                                                 ---------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                $    5,523,517
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.3% and 0.6%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Security has been segregated as initial margin for open futures contracts. REIT-Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                  $    4,925,517
Overdistributed Net Investment Income                                    (3,247)
Accumulated Net Realized Losses                                        (550,013)
Unrealized Appreciation
Investment Securities                                                 1,151,084
Futures Contracts                                                           176
--------------------------------------------------------------------------------
NET ASSETS                                                       $    5,523,517
================================================================================
Investor Shares--Net Assets
Applicable to 274,949,309 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                    $    3,610,249
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                      $        13.13
================================================================================
Admiral Shares--Net Assets
Applicable to 14,143,193 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                    $      842,170
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                       $        59.55
================================================================================
Institutional Shares--Net Assets
Applicable to 81,403,987 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                    $    1,071,098
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                 $        13.16
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                       EXTENDED MARKET                   MID-CAP
                                            INDEX FUND                INDEX FUND
                                    ------------------           ---------------
                                            YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                 (000)                     (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends $ 61,529 $ 58,911
  Interest 967 353
  Security Lending 2,472 1,082
--------------------------------------------------------------------------------
    Total Income 64,968 60,346
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                     153                       113
  Management and Administrative
    Investor Shares                              7,314                     6,288
    Admiral Shares                               1,365                       874
    Institutional Shares                           760                       596
    VIPER Shares                                    93                        --
  Marketing and Distribution
    Investor Shares                                418                       433
    Admiral Shares                                  97                        83
    Institutional Shares                           164                       139
    VIPER Shares                                     7                        --
Custodian Fees                                     424                       203
Auditing Fees                                       18                        17
Shareholders' Reports
    Investor Shares                                240                       139
    Admiral Shares                                   7                         1
    Institutional Shares                             5                         1
    VIPER Shares                                     1                        --
  Trustees' Fees and Expenses                        6                         5
--------------------------------------------------------------------------------
    Total Expenses                             11,072                      8,892
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                           53,896                    51,454
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                  (333,560)                (551,236)
  Futures Contracts                             23,914                     2,272
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                      (309,646)                (548,964)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                      2,150,050                 1,778,310
  Futures Contracts                              1,614                       337
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)                           2,151,664                 1,778,647
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               $1,895,914                $1,281,137
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                          EXTENDED MARKET                MID-CAP
                                               INDEX FUND             INDEX FUND
                                        -----------------        ---------------
                                            YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                         2003        2002        2003       2002
                                        (000)       (000)       (000)      (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income              $ 53,896    $ 39,014    $ 51,454  $ 29,619
  Realized Net Gain (Loss)           (309,646)   (168,168)   (548,964)   40,337
  Change in Unrealized Appreciation
    (Depreciation)                  2,151,664    (742,468)  1,778,647  (643,379)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net
  Assets Resulting from Operations  1,895,914    (871,622)  1,281,137  (573,423)
--------------------------------------------------------------------------------
DISTRIBUTIONS
NET INVESTMENT INCOME
  Investor Shares                     (33,593)    (24,109)    (33,257)  (20,612)
  Admiral Shares                       (8,969)     (6,195)     (8,130)   (3,979)
  Institutional Shares                (12,612)     (7,231)    (10,818)   (6,440)
  VIPER Shares                           (913)       (327)        --       --
REALIZED CAPITAL GAIN*
  Investor Shares                         --          --          --    (25,635)
  Admiral Shares                          --          --          --     (4,240)
  Institutional Shares                    --          --          --     (7,402)
  VIPER Shares                            --          --          --         --
--------------------------------------------------------------------------------
    Total Distributions               (56,087)    (37,862)    (52,205)  (68,308)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                     466,197     122,033     530,455    261,445
  Admiral Shares                      183,088      21,721     258,512    261,445
  Institutional Shares                504,125      49,773     174,943    127,670
  VIPER Shares                         57,633      28,082          --         --
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period 3,914,437 4,602,3123,330,675 2,921,577
--------------------------------------------------------------------------------
  End of Period $6,965,307 $3,914,437$5,523,517 $3,330,675
================================================================================
*Includes fiscal 2003 and 2002 short-term gain distributions by the Mid-Cap Index Fund totaling $0 and $3,244,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

EXTENDED MARKET INDEX FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                   2003       2002         2001       2000       1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $18.74     $23.09       $26.61     $37.07     $30.63
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .207        .19         .203       .274       .297
  Net Realized and Unrealized Gain (Loss) on Investments        7.926      (4.36)      (2.703)    (6.041)    10.101
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            8.133      (4.17)      (2.500)    (5.767)    10.398
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.213)      (.18)       (.210)     (.263)     (.318)
  Distributions from Realized Capital Gains                        --         --        (.810)    (4.430)    (3.640)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (.213)      (.18)      (1.020)    (4.693)    (3.958)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                 $26.66     $18.74       $23.09     $26.61     $37.07
====================================================================================================================

TOTAL RETURN*                                                  43.43%    -18.06%       -9.13%    -15.55%     36.22%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                           $4,259     $2,629       $3,115     $3,881     $4,221
Ratio of Total Expenses to Average Net Assets                   0.26%      0.26%        0.25%      0.25%      0.25%
Ratio of Net Investment Income to Average Net Assets            1.01%      0.88%        0.88%      0.81%      1.04%
Portfolio Turnover Rate                                            8%        17%          20%        33%        26%
====================================================================================================================

*Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.

EXTENDED MARKET INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,  NOV. 13* TO
                                                      ----------------------------   DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         2003      2002       2001         2000
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $18.74    $23.09     $26.61      $31.89
---------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .221      .201       .213        .050
 Net Realized and Unrealized Gain (Loss)
   on Investments                                     7.926    (4.360)    (2.703)     (1.736)
---------------------------------------------------------------------------------------------
   Total from Investment Operations                   8.147    (4.159)    (2.490)     (1.686)
---------------------------------------------------------------------------------------------
Distributions
 Dividends from Net Investment Income                 (.227)    (.191)     (.220)      (.274)
 Distributions from Realized Capital Gains               --        --      (.810)     (3.320)
---------------------------------------------------------------------------------------------
   Total Distributions                                (.227)    (.191)    (1.030)     (3.594)
---------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $26.66    $18.74     $23.09       $26.61
=============================================================================================

TOTAL RETURN                                         43.51%   -18.02%     -9.09%       -4.30%
=============================================================================================

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                 $1,075      $611       $735         $441
Ratio of Total Expenses to
   Average Net Assets                                 0.20%     0.20%      0.20%      0.20%**
Ratio of Net Investment Income to
   Average Net Assets                                 1.07%     0.94%      0.94%      1.23%**
Portfolio Turnover Rate                                  8%       17%        20%          33%
=============================================================================================
*Inception.
**Annualized.

EXTENDED MARKET INDEX FUND INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         2003      2002       2001         2000        1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $18.74    $23.09     $26.62       $37.09      $30.63
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .247      .22        .228         .313       .363
 Net Realized and Unrealized Gain (Loss)
   on Investments                                     7.926     (4.36)    (2.703)      (6.041)     10.101
----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                   8.173     (4.14)    (2.475)      (5.728)     10.464
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.243)     (.21)     (.245)       (.312)      (.364)
 Distributions from Realized Capital Gains               --        --      (.810)      (4.430)     (3.640)
----------------------------------------------------------------------------------------------------------
   Total Distributions                                (.243)     (.21)    (1.055)      (4.742)     (4.004)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $26.67    $18.74     $23.09       $26.62      $37.09
==========================================================================================================

TOTAL RETURN*                                        43.66%   -17.93%     -9.03%      -15.41%      36.45%
==========================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                 $1,524      $644       $746         $954        $870
Ratio of Total Expenses to
   Average Net Assets                                 0.10%     0.10%      0.10%        0.10%       0.10%
Ratio of Net Investment Income to
   Average Net Assets                                 1.17%     1.05%      1.02%        0.96%       1.18%
Portfolio Turnover Rate                                  8%       17%        20%          33%         26%
==========================================================================================================
*Total  returns do not reflect the 0.25%  transaction  fee on purchases  through
March 31, 2000.

EXTENDED MARKET INDEX FUND VIPER SHARES
--------------------------------------------------------------------------------
                                                       YEAR ENDED
                                                      DECEMBER 31,   DEC. 27* TO
                                                ---------------------  DEC . 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         2003      2002       2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $49.46    $60.99     $60.94
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .608      .566         --
 Net Realized and Unrealized Gain (Loss)
   on Investments                                    20.914   (11.561)       .05
--------------------------------------------------------------------------------
   Total from Investment Operations                  21.522   (10.995)       .05
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.612)    (.535)        --
 Distributions from Realized Capital Gains               --        --         --
--------------------------------------------------------------------------------
   Total Distributions                                (.612)    (.535)        --
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $70.37    $49.46     $60.99
================================================================================

TOTAL RETURN                                         43.55%   -18.04%      0.08%
================================================================================

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                   $107       $30         $6
Ratio of Total Expenses to
   Average Net Assets                                 0.20%     0.20%    0.20%**
Ratio of Net Investment Income to
   Average Net Assets                                 1.07%     1.04%    0.54%**
Portfolio Turnover Rate                                  8%       17%        20%
================================================================================
*Inception.
**Annualized.

MID-CAP INDEX FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         2003      2002       2001         2000        1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 9.88    $11.81     $12.21       $11.30      $10.79
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .122      .088       .081         .071        .073
 Net Realized and Unrealized Gain (Loss)
   on Investments                                     3.250    (1.798)     (.166)       1.897       1.448
----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                   3.372    (1.710)     (.085)       1.968       1.521
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.122)    (.093)     (.070)       (.078)      (.076)
 Distributions from Realized Capital Gains               --     (.127)     (.245)       (.980)      (.935)
----------------------------------------------------------------------------------------------------------
   Total Distributions                                (.122)    (.220)     (.315)      (1.058)     (1.011)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $13.13    $ 9.88     $11.81       $12.21      $11.30
==========================================================================================================

TOTAL RETURN*                                        34.14%   -14.61%     -0.50%       18.10%      15.32%
==========================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                 $3,610    $2,267     $2,049       $1,614        $605
Ratio of Total Expenses to
   Average Net Assets                                 0.26%     0.26%      0.25%        0.25%       0.25%
Ratio of Net Investment Income to
   Average Net Assets                                 1.20%     0.85%      0.83%        0.90%       0.99%
Portfolio Turnover Rate                               73%**      20%+        24%          51%         38%
==========================================================================================================
*Total  returns do not  reflect  the 0.25%  transaction  fee on  purchases  from inception  through February 28, 1999, or the $10 annual account  maintenance fee applied on balances under $10,000.
**Includes activity related to a change in the fund's target index.
+The portfolio turnover rate excluding in-kind redemptions was 18%.

MID-CAP INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                       YEAR ENDED
                                                      DECEMBER 31,   NOV. 12* TO
                                                ---------------------  DEC . 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         2003      2002       2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $44.81    $53.56     $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .593      .431       .056
 Net Realized and Unrealized Gain (Loss)
   on Investments                                    14.742    (8.154)     3.982
--------------------------------------------------------------------------------
   Total from Investment Operations                  15.335    (7.723)     4.038
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.595)    (.451)    (.320)
 Distributions from Realized Capital Gains               --     (.576)    (.158)
--------------------------------------------------------------------------------
   Total Distributions                                (.595)   (1.027)    (.478)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $59.55    $44.81     $53.56
================================================================================

TOTAL RETURN                                         34.24%   -14.55%      8.06%
================================================================================

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                   $842      $411       $223
Ratio of Total Expenses to
   Average Net Assets                                 0.18%     0.18%    0.20%**
Ratio of Net Investment Income to
   Average Net Assets                                 1.31%     0.94%    0.86%**
Portfolio Turnover Rate                               73%*+     20%++        24%
================================================================================
*Inception.
**Annualized.
+Includes activity related to a change in the fund's target index.
++The portfolio turnover rate excluding in-kind redemptions was 18%.

MID-CAP INDEX FUND INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         2003      2002       2001         2000        1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 9.90    $11.83     $12.23       $11.30      $10.79
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .147      .103       .097         .081        .083
 Net Realized and Unrealized Gain (Loss)
   on Investments                                     3.250    (1.798)     (.166)       1.918       1.448
----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                   3.397    (1.695)     (.069)       1.999       1.531
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.137)    (.108)     (.086)       (.089)      (.086)
 Distributions from Realized Capital Gains               --     (.127)     (.245)       (.980)      (.935)
----------------------------------------------------------------------------------------------------------
   Total Distributions                                (.137)    (.235)     (.331)      (1.069)     (1.021)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $13.16    $ 9.90     $11.83       $12.23      $11.30
==========================================================================================================

TOTAL RETURN*                                        34.33%   -14.45%     -0.37%       18.39%      15.41%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                 $1,071      $653       $650         $307        $143
Ratio of Total Expenses to
   Average Net Assets                                 0.10%     0.10%      0.10%        0.12%       0.12%
Ratio of Net Investment Income to
   Average Net Assets                                 1.36%     1.01%      1.00%        1.03%       1.11%
Portfolio Turnover Rate                               73%**      20%+        24%          51%         38%
==========================================================================================================
*Total  returns do not  reflect  the 0.25%  transaction  fee on  purchases  from inception through February 28, 1999.
**Includes activity related to a change in the fund's target index.
+The portfolio turnover rate excluding in-kind redemptions was 18%.



SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Extended Market Index and Mid-Cap Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Extended Market Index Fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. The Mid-Cap Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. Both funds use S&P MidCap 400 Index futures contracts; the Extended Market Index Fund also uses Russell 2000 Index futures contracts. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                            CAPITAL CONTRIBUTION     PERCENTAGE    PERCENTAGE OF
                                     TO VANGUARD        OF FUND       VANGUARD'S
INDEX FUND                                 (000)     NET ASSETS   CAPITALIZATION
--------------------------------------------------------------------------------
Extended Market                           $1,044          0.01%            1.04%
Mid-Cap                                     837           0.02             0.84
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     At December 31, 2003, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                          AMOUNT AVAILABLE
                          FOR DISTRIBUTION            CAPITAL LOSSES
                 ------------------------------     ----------------------------
                   ORDINARY         LONG-TERM                 EXPIRATION: FISCAL
                     INCOME      CAPITAL GAIN       AMOUNT          YEARS ENDING
INDEX FUND            (000)             (000)        (000)           DECEMBER 31
--------------------------------------------------------------------------------
Extended Market     $(127)*                --     $573,529             2009-2012
Mid-Cap              (146)*                --      548,640             2011-2012
--------------------------------------------------------------------------------
*Amount of the fund's December 2003 dividend payable in January 2004 that will be used to reduce required 2004 ordinary income dividends.

At December 31, 2003, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                          (000)
                                 -----------------------------------------------
                                                                  NET UNREALIZED
                                  APPRECIATED      DEPRECIATED      APPRECIATION
INDEX FUND                         SECURITIES       SECURITIES    (DEPRECIATION)
--------------------------------------------------------------------------------
Extended Market                    $2,103,436     $(1,469,373)       $   634,063
Mid-Cap                             1,190,099         (39,015)         1,151,084
--------------------------------------------------------------------------------

At December 31, 2003, the aggregate settlement value of open futures contracts expiring in March 2004 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                              (000)
                                                --------------------------------
                                                     AGGREGATE        UNREALIZED
                                   NUMBER OF        SETTLEMENT      APPRECIATION
INDEX FUND/FUTURES CONTRACTS   LONG CONTRACTS            VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
Extended Market/
 E-mini S&P MidCap 400 Index                2         $    115             $  3
 S&P MidCap 400 Index                      54           15,553              214
 Russell 2000 Index                        86           23,960              585
Mid-Cap/
 E-mini S&P MidCap 400 Index               45            2,592               53
 S&P MidCap 400 Index                      31            8,929              123
--------------------------------------------------------------------------------

Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

D. During the year ended December 31, 2003, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                           (000)
                                             -----------------------------------
INDEX FUND                                     PURCHASES             SALES
--------------------------------------------------------------------------------
Extended Market                              $1,664,289            $ 421,599
Mid-Cap                                       4,006,264            3,014,996
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at December 31, 2003, and collateral received with respect to such loans were:


--------------------------------------------------------------------------------
                                                           (000)
                                           -------------------------------------
                                             MARKET VALUE                   CASH
                                                OF LOANED             COLLATERAL
INDEX FUND                                     SECURITIES               RECEIVED
--------------------------------------------------------------------------------
Extended Market                                  $197,814               $223,920
Mid-Cap                                            40,594                 42,262
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,
                                     -------------------------------------------
                                              2003                    2002
                                     -------------------------------------------
                                      AMOUNT       SHARES     AMOUNT      SHARES
INDEX FUND                             (000)        (000)      (000)       (000)
--------------------------------------------------------------------------------
EXTENDED MARKET
INVESTOR SHARES
 Issued                           $1,043,071       45,478  $ 699,391     33,544
 Issued in Lieu of Cash
   Distributions                      31,753        1,220     22,749      1,208
 Redeemed                           (608,627)     (27,268)  (600,107)   (29,319)
                                  ----------------------------------------------
   Net Increase (Decrease)--
    Investor Shares                  466,197       19,430    122,033      5,433
                                  ----------------------------------------------
Admiral Shares
 Issued                              400,805       17,637    217,397     10,455
 Issued in Lieu of Cash
   Distributions                       7,595          293      5,147        273
 Redeemed                           (225,312)     (10,194)  (200,823)    (9,993)
                                  ----------------------------------------------
   Net Increase (Decrease)--
     Admiral Shares                  183,088        7,736     21,721        735
                                  ----------------------------------------------
Institutional Shares
 Issued                              798,707       36,316    265,407     12,612
 Issued in Lieu of Cash
   Distributions                      11,140          431      6,005        319
 Redeemed                           (305,722)     (13,978)  (221,639)   (10,859)
                                  ----------------------------------------------
   Net Increase (Decrease)--
     Institutional Shares            504,125       22,769     49,773      2,072
                                  ----------------------------------------------
VIPER Shares
 Issued                               57,619          904     28,082       511
 Issued in Lieu of Cash
   Distributions                          14           --         --          --
 Redeemed                                 --           --         --          --
                                  ----------------------------------------------
   Net Increase (Decrease)--
    VIPER Shares                      57,633          904     28,082        511
                                  ----------------------------------------------
MID-CAP
Investor Shares
 Issued                           $1,136,824      100,873 $1,263,770    111,624
 Issued in Lieu of Cash
   Distributions                      29,801        2,292     42,143      3,986
 Redeemed                           (636,170)     (57,631)  (644,199)   (59,639)
                                  ----------------------------------------------
   Net Increase (Decrease)--
    Investor Shares                  530,455       45,534    661,714     55,971
                                  ----------------------------------------------
Admiral Shares
 Issued                              416,475        7,996    406,131      7,971
 Issued in Lieu of Cash
   Distributions                       6,645          113      6,949        147
 Redeemed                           (164,608)      (3,129)  (151,635)    (3,124)
                                  ----------------------------------------------
   Net Increase (Decrease)--
     Admiral Shares                  258,512        4,980    261,445      4,994
                                  ----------------------------------------------
Institutional Shares
 Issued                              344,525       30,275    343,553     31,481
 Issued in Lieu of Cash
   Distributions                       9,135          702     11,623      1,094
 Redeemed                           (178,717)     (15,554)  (227,506)   (21,501)
                                  ----------------------------------------------
   Net Increase (Decrease)--
    Institutional Shares             174,943       15,423    127,670     11,074
--------------------------------------------------------------------------------
*Amount of the fund's December 2003 dividend payable in January 2004 that will be used to reduce required 2004 ordinary income dividends.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Extended Market Index Fund and Mid-Cap Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians and broker, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA

FEBRUARY 3, 2004

--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION
 (UNAUDITED) FOR VANGUARD U.S. STOCK INDEX FUNDS (MID-CAPITALIZATION PORTFOLIOS)

This information for the fiscal year ended December 31, 2003, is included pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

   -------------------------------
   INDEX FUND           PERCENTAGE
   -------------------------------
   Extended Market           73.9%
   Mid-Cap                   90.5
   -------------------------------

The funds distributed the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by each fund was provided to individual shareholders on their 2003 Form 1099-DIV.
--------------------------------------------------------------------------------

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you--and it keeps getting better. research and plan your investments with confidence

Use our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections to:

* Determine what asset allocation might best suit your needs--by taking our Investor Questionnaire.
* Find out how much to save for retirement and your children's college education-- by using our planning tools.
* Learn how to achieve your goals--by reading our PlainTalk(R) investment guides.
* Find your next fund--by using the Compare Funds, Compare Costs, and Narrow Your Fund Choices tools.
* Look up fund price, performance history, and distribution information--in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to VANGUARD.COM to:

*    See what you own (at Vanguard and elsewhere) and how your  investments  are doing.
* Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
*    Analyze your portfolio's holdings and performance.
* Open new accounts, buy and sell shares, and exchange money between funds--securely and easily.
* Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (118)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (118)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (118)                Chairman (January-September 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (118)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (116)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (118)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (118)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (118)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (118)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

[VANGUARD SHIP LOGO]
THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk, VIPER, VIPERs, and the ship logo are trademarks of The Vanguard Group, Inc.

Standard & Poor's and S&P are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2004 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q980 022004

VANGUARD(R) U.S. STOCK INDEX FUNDS
LARGE-CAPITALIZATION PORTFOLIOS

DECEMBER 31, 2003

ANNUAL REPORT

VANGUARD(R) GROWTH INDEX FUND
VANGUARD(R) VALUE INDEX FUND
VANGUARD(R) TOTAL STOCK MARKET INDEX FUND



THE VANGUARD GROUP(R)

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

--------------------------------------------------------------------------------

CONTENTS

1 letter from the chairman
8 fund profiles
11 glossary of investment terms
12 performance summaries
16 your fund's after-tax returns
17 about your fund's expenses
18 financial statements
46 advantages of vanguard.com

SUMMARY

- The Growth, Value, and Total Stock Market Index Funds posted double-digit gains as the stock market surged during 2003.
- Two of the three funds outperformed their peer-group averages for the year; over the past decade, all three have posted superior results.
- Investors regained their appetite for risk, and small-cap stocks and "junk" bonds were the best performers in their respective asset classes.
--------------------------------------------------------------------------------
Want less clutter in your mailbox? Just register with VANGUARD.COM and opt to get fund reports online.

INDEXED TO MSCI
GROWTH INDEX FUND
VALUE INDEX FUND

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

During 2003, the U.S. stock market rebounded strongly from one of the longest and deepest bear markets in modern financial history. The Wilshire 5000 Total Market Index, a gauge of the broad market, returned 31.6%--its best calendar-year performance since 1995.

[PICTURES OF JOHN J. BRENNAN]

As expected, Vanguard's large-capitalization index funds reflected the market's performance. All three tracked their target indexes quite well--registering double-digit gains--and two outperformed their peer-group averages. The table,
on  page  2,  lists  the  total   returns   (capital   change  plus   reinvested
distributions) for all the funds' share classes, as well as for their benchmarks.

An analysis of the per-share components of the funds' returns appears on page 7. If you hold your shares in a taxable account, you may wish to review the funds' after-tax returns on page 16.

STOCKS LEFT THE BEAR MARKET IN THEIR DUST

The long and painful downturn of the broad U.S. stock market, which lost more than one-third of its value during the three years ended December 31, 2002, came to a dramatic close in 2003. The start and swift completion of major combat operations in Iraq ignited a broad-based rally that propelled the Wilshire 5000 Index to a 31.6% return.

Other factors contributing to the rebound included the Federal Reserve Board's reduction in short-term interest rates to a 45-year low of 1.00%; low mortgage rates, which spurred home-buying and freed up cash through refinancing; the decline of the U.S. dollar relative to other currencies, which aided businesses dependent on exports and profits from operations overseas; tax cuts, which resulted in cash that consumers were more than willing to spend; a spike in business investment; and rapid growth in U.S. production of goods and services--expanding at an 8.2% annualized rate in the third quarter.

By most (if not all) gauges of performance, growth and value stocks--whose prices reflect either a premium or a discount relative to company earnings, book value, or other measures--provided similar returns. Small-cap stocks outpaced large-caps by a substantial margin, with the small-cap Russell 2000 Index outperforming the mid- to-large-cap Russell 1000 Index by 17.4 percentage points. International stocks, particularly those from emerging markets, also posted excellent returns. For U.S.-based investors, strong local-currency returns were generally augmented by the dollar's decline.

--------------------------------------------------------------------------------
2003 TOTAL RETURNS                                                    YEAR ENDED
                                                                     DECEMBER 31
--------------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND
  Investor Shares                                                          25.9%
  Admiral Shares                                                           26.0
  Institutional Shares                                                     26.1
Spliced Growth Index*                                                      26.1
Average Large-Cap Growth Fund**                                            27.0
--------------------------------------------------------------------------------
VANGUARD VALUE INDEX FUND
  Investor Shares                                                          32.2%
  Admiral Shares                                                           32.4
  Institutional Shares                                                     32.4
Spliced Value Index+                                                       32.4
Average Large-Cap Value Fund**                                             28.3
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund
  Investor Shares                                                          31.4%
  Admiral Shares                                                           31.4
  Institutional Shares                                                     31.5
  VIPER Shares
    Market Price                                                           31.2
    Net Asset Value                                                        31.4
Wilshire 5000 Index                                                        31.6
Average Multi-Cap Core Fund**                                              29.9
--------------------------------------------------------------------------------
*S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
**Derived from data provided by Lipper Inc.
+S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.


"JUNK" REIGNED SUPREME IN THE BOND MARKET

An appetite for risk was evident not just in the stock market, but also in fixed income investments. Bonds from companies rated below-investment-grade (popularly known as "junk" bonds) surged 29.0% during the 12 months, as measured by the Lehman Brothers High Yield Bond Index.

U.S. Treasury securities, which are essentially free of credit risk, provided weak returns. The benchmark 10-year Treasury note rallied early in the year, compressing yields to levels not seen since Dwight Eisenhower occupied the Oval Office, but retreated as the stock market and the broader economy gathered steam. By year-end, the 10-year note's yield stood at 4.25%, up 44 basis points (0.44 percentage point) from the beginning of the year. Rising rates mean falling prices, and the return of the broad Treasury market was barely above inflation. Overall, the broad U.S. investment-grade taxable bond market earned 4.1%.

Even as yields of longer-maturity bonds rose, the yield of the 3-month Treasury bill, a proxy for money market rates, finished the year at 0.92%, 27 basis points below its year-ago level.

THE FUNDS REBOUNDED STRONGLY WITH THE MARKET

Fueled by the broad-based resurgence in stocks, the Vanguard large-capitalization index funds provided excellent returns on an absolute basis and performed competitively against their peer-group averages, which are dominated by the returns of actively managed portfolios. The Value Index Fund recorded the highest gains, while its counterpart, the Growth Index Fund, earned lower, but still strong, returns. The returns for the Total Stock Market Index Fund, which tracks not only large-cap issues but also small- and mid-cap stocks, fell in between.

As I noted in the funds' semiannual report in June, the Growth and Value Index Funds adopted new target benchmarks--the MSCI US Prime Market Growth and MSCI US Prime Market Value Indexes, respectively--during the year. The funds' trustees (of whom I am one) determined that the methodologies underlying these benchmarks make them superior to other available large-cap indexes, and we believe the new indexes will provide a more accurate picture of the performance of their respective market segments.

--------------------------------------------------------------------------------
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2003
                                                 -------------------------------
                                                 ONE         THREE          FIVE
                                                YEAR         YEARS         YEARS
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                29.9%         -3.8%         -0.1%
Russell 2000 Index (Small-caps)                47.3           6.3           7.1
Wilshire 5000 Index (Entire market)            31.6          -2.5           0.4
MSCI All Country World Index Free
  ex USA (International)                       41.4          -1.0           1.5
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                     4.1%          7.6%          6.6%
  (Broad taxable market)
Lehman Municipal Bond Index                     5.3           6.7           5.8
Citigroup 3-Month Treasury Bill Index           1.1           2.3           3.5
================================================================================
CPI
Consumer Price Index                            1.9%          1.9%          2.4%
--------------------------------------------------------------------------------

One expected benefit of the change is lower portfolio turnover, which would reduce transaction costs. (It could also reduce the taxable distributions passed on to you.) However, the transition did result in a one-time significant increase in turnover. Even so, the transition did not generate net capital gains distributions in either fund.

In the past year, the difference in performance between growth and value wasn't all that extreme. In all three large-cap funds, economically sensitive stocks were the best performers. In the Total Stock Market Index Fund, for example, technology stocks returned 48.9%. These stocks, which were among the hardest hit in the long downturn, made an especially noteworthy contribution to the Growth Index Fund's return, and performed well in the Value Index Fund too. Corporations have been boosting capital spending, and their investments helped to propel strong earnings growth in the tech sector.

--------------------------------------------------------------------------------
In all three funds, economically sensitive stocks were the best performers. They made a significant contribution to the Growth Index Fund's return and performed well in the Value Index Fund.
--------------------------------------------------------------------------------

Producer durables and materials & processing stocks also generated strong returns. These companies produce the economy's basic building blocks, and they often perform well as an expansion gathers momentum. Another strong performer was the financial services sector--an especially large group in the Total Stock Market and Value Index Funds--which benefited from low interest rates and recovering stock prices. In the Value Index Fund, this sector accounted for more than one-third of the fund's return for the year.

Consumer staples and utilities stocks--traditionally defensive sectors that lost some appeal in a more risk-tolerant market--were among the "weaker" performers, though they still recorded double-digit gains.

THE CASE FOR INDEXING HAS BEEN COMPELLING

While the Total Stock Market and Value Index Funds outperformed the average returns of their peer groups over the past year, the Growth Index Fund trailed. Index portfolios can't be expected to provide above-average performance every year. As illustrated by the table on page 5, however, the case for indexing grows more powerful over time. During the ten years ended December 31, for example, a hypothetical $10,000 investment in the Total Stock Market Index Fund's Investor Shares would have grown to $27,097. The same investment in the average multi-cap core fund would have increased to $24,948-- a $2,149 difference in wealth accumulation on a relatively modest initial outlay. The Growth and Value Index Funds also created more wealth than their peer-group averages.

--------------------------------------------------------------------------------
TOTAL RETURNS                                                    TEN YEARS ENDED
                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                      AVERAGE                     FINAL VALUE OF
                                       ANNUAL                          A $10,000
                                       RETURN                 INITIAL INVESTMENT
--------------------------------------------------------------------------------
Growth Index Fund
  Investor Shares                       11.1%                            $28,566
Spliced Growth Index                    11.2                              28,803
Average Large-Cap
  Growth Fund                            8.4                              22,339
--------------------------------------------------------------------------------
Value Index Fund
  Investor Shares                       10.5%                            $27,126
Spliced Value Index                     10.6                              27,380
Average Large-Cap
  Value Fund                            10.2                              26,532
--------------------------------------------------------------------------------
Total Stock Market Index
  Fund Investor Shares                  10.5%                            $27,097
Wilshire 5000 Index                     10.6                              27,351
Average Multi-Cap
  Core Fund                              9.6                              24,948
--------------------------------------------------------------------------------

The keys to this strong long-term performance have been full investment in stocks (eliminating the "drag" of uninvested cash in a generally rising market), broad diversification within a market segment (or, in the case of the Total Stock Market Index Fund, across the entire market), excellent execution by Vanguard Quantitative Equity Group, and exceptionally low costs. (For a comparison of the expense ratios of your fund and its peer group, see page 17.) Over long periods, the cumulative effect of these attributes has been imposing. For taxable investors, the benefits can be even greater, as our index funds' low portfolio turnover generally results in fewer realized capital gains.

THE YEAR BROUGHT WELCOME CHANGE AND DISAPPOINTMENT

In terms of fund performance, this is the most upbeat letter I've been able to write to shareholders of our large-cap index funds for several years. (The last time I reported on an "up" fiscal year for all three funds was 1999.) Although the market's resurgence has made my task more pleasant, it has in no way altered the advice that we offered to shareholders both before and during the long downturn. In any market environment, the keys to successful long-term investing are balance, diversification, and low costs. Make these principles the foundation of your investment plan, and you'll be positioned to survive--and ultimately thrive--come what may.

Unfortunately, even though stocks rebounded, 2003 also provided a disappointment to many investors. The reports of late trading and market-timing at some competing investment management firms have been as disturbing to us as they no doubt have been to you. I want to close this letter with an assurance that
Vanguard has policies and procedures in place to identify and deter such behavior. More important, Vanguard shareholders are served by a crew of the highest integrity, and our client-owned corporate structure aligns our day-to-day efforts with your long-term financial goals.

Thank you for investing your assets with Vanguard.

Sincerely,


/S/JOHN J. BRENNAN
John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
JANUARY 13, 2004

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE          DECEMBER 31, 2002-DECEMBER 31, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                         -----------------------
                            STARTING         ENDING         INCOME       CAPITAL
                         SHARE PRICE    SHARE PRICE      DIVIDENDS         GAINS
--------------------------------------------------------------------------------
Growth Index Fund
  Investor Shares             $19.95         $24.92         $0.176        $0.000
  Admiral Shares               19.95          24.92          0.195         0.000
  Institutional Shares         19.95          24.92          0.206         0.000
--------------------------------------------------------------------------------
Value Index Fund
  Investor Shares             $14.65         $18.95         $0.372        $0.000
  Admiral Shares               14.65          18.95          0.386         0.000
  Institutional Shares         14.65          18.95          0.394         0.000
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Investor Shares             $20.07         $25.99         $0.327        $0.000
  Admiral Shares               20.07          25.99          0.338         0.000
  Institutional Shares         20.07          26.00          0.352         0.000
  VIPER Shares                 82.47         106.81          1.382         0.000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND VIPER SHARES
PREMIUM/DISCOUNT: MAY 24, 2001*-DECEMBER 31, 2003

                                CLOSING PRICE
                              ABOVE OR EQUAL TO            CLOSING PRICE BELOW
                            CLOSING NET ASSET VALUE      CLOSING NET ASSET VALUE
                            -----------------------      -----------------------
                             NUMBER   PERCENTAGE OF      NUMBER    PERCENTAGE OF
BASIS POINT DIFFERENTIAL**  OF DAYS      TOTAL DAYS     OF DAYS       TOTAL DAYS
--------------------------------------------------------------------------------
0-24.9                          331          50.69%         307           47.01%
25-49.9                          10           1.53            3            0.46
50-74.9                           0           0.00            2            0.31
75-100.0                          0           0.00            0            0.00
>100.0                            0           0.00            0            0.00
--------------------------------------------------------------------------------
Total                           341          52.22%         312           47.78%
--------------------------------------------------------------------------------
*Inception.
**One basis point equals 1/100th of 1%.

FUND PROFILES                                                   AS OF 12/31/2003

These Profiles provide snapshots of the funds' characteristics, compared where indicated with the appropriate target index and a broad market index. Key terms are defined on page 11.

GROWTH INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                           TARGET          BROAD
                                                 FUND      INDEX*        INDEX**
--------------------------------------------------------------------------------
Number of Stocks                                  402         401          5,216
Median Market Cap                              $44.0B      $44.0B         $29.3B
Price/Earnings Ratio                            33.1x       33.2x          25.6x
Price/Book Ratio                                 4.5x        4.5x           3.1x
Yield                                                        0.7%           1.5%
  Investor Shares                                0.5%
  Admiral Shares                                 0.6%
  Institutional Shares                           0.6%
Return on Equity                                22.5%       22.5%          15.9%
Earnings Growth Rate                            11.0%       11.0%           5.3%
Foreign Holdings                                 0.3%        0.3%           0.8%
Turnover Rate                                    44%+          --             --
Expense Ratio                                                  --             --
  Investor Shares                               0.23%
  Admiral Shares                                0.15%
  Institutional Shares                          0.10%
Short-Term Reserves                                0%          --             --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                 SPLICED                BROAD
                      FUND       INDEX++   FUND       INDEX**
--------------------------------------------------------------------------------
R-Squared             1.00          1.00   0.94          1.00
Beta                  1.00          1.00   0.99          1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                                         TARGET         BROAD
                                               FUND      INDEX*       INDEX**
--------------------------------------------------------------------------------
Auto & Transportation                             2%          2             3%
Consumer Discretionary                           18          18            15
Consumer Staples                                  8           8             7
Financial Services                               11          11            23
Health Care                                      21          21            13
Integrated Oils                                   0           0             3
Other Energy                                      2           2             2
Materials & Processing                            1           1             4
Producer Durables                                 4           4             4
Technology                                       27          27            15
Utilities                                         3           3             6
Other                                             3           3             5
--------------------------------------------------------------------------------

*MSCI US Prime Market Growth Index.
**Wilshire 5000 Index.
+Includes activity related to a change in the fund's target index.
++S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Pfizer Inc.                                5.3%
  (pharmaceuticals)
Microsoft Corp.                            4.8
  (software)
Intel Corp.                                4.0
  (electronics)
Cisco Systems, Inc.                        3.2
  (computer hardware)
International Business Machines Corp.      3.1
  (computer hardware)
Johnson & Johnson                          2.9
  (pharmaceuticals)
Wal-Mart Stores, Inc.                      2.9
  (retail)
American International Group, Inc.         2.8
  (insurance)
The Procter & Gamble Co.                   2.3
  (consumer products)
Home Depot, Inc.                           1.6
  (retail)
--------------------------------------------------------------------------------
Top Ten                                   32.9%
--------------------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.
--------------------------------------------------------------------------------

INVESTMENT FOCUS

Market Cap               Large
Style                   Growth
--------------------------------------------------------------------------------

VALUE INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                           TARGET          BROAD
                                                 FUND      INDEX*        INDEX**
--------------------------------------------------------------------------------
Number of Stocks                                  421         419          5,216
Median Market Cap                              $44.3B      $44.3B         $29.3B
Price/Earnings Ratio                            17.0x       17.0x          25.6x
Price/Book Ratio                                 2.4x        2.4x           3.1x
Yield                                                        2.5%           1.5%
  Investor Shares                                2.3%
  Admiral Shares                                 2.4%
  Institutional Shares                           2.5%
Return on Equity                                19.2%       19.2%          15.9%
Earnings Growth Rate                             5.1%        5.1%           5.3%
Foreign Holdings                                 0.0%        0.0%           0.8%
Turnover Rate                                    47%+          --             --
Expense Ratio                                                  --             --
  Investor Shares                               0.23%
  Admiral Shares                                0.15%
  Institutional Shares                          0.10%
Short-Term Reserves                                0%          --             --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                 SPLICED                BROAD
                      FUND       INDEX++   FUND       INDEX**
--------------------------------------------------------------------------------
R-Squared             1.00          1.00   0.94          1.00
Beta                  1.00          1.00   0.99          1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                                         TARGET         BROAD
                                               FUND      INDEX*       INDEX**
--------------------------------------------------------------------------------
Auto & Transportation                             2%          2%            3%
Consumer Discretionary                            9           9            15
Consumer Staples                                  6           6             7
Financial Services                               34          34            23
Health Care                                       6           6            13
Integrated Oils                                   8           8             3
Other Energy                                      2           2             2
Materials & Processing                            5           5             4
Producer Durables                                 4           4             4
Technology                                        3           3            15
Utilities                                        11          11             6
Other                                            10          10             5
--------------------------------------------------------------------------------

*MSCI US Prime Market Value Index.
**Wilshire 5000 Index.
+Includes activity related to a change in the fund's target index.
++S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                       5.8%
  (conglomerate)
ExxonMobil Corp.                           5.1
  (oil)
Citigroup, Inc.                            4.6
  (banking)
Bank of America Corp.                      2.2
  (banking)
Altria Group, Inc.                         2.1
  (tobacco)
Merck & Co., Inc.                          1.9
  (pharmaceuticals)
Wells Fargo & Co.                          1.8
  (banking)
Verizon Communications                     1.8
  (telecommunications)
ChevronTexaco Corp.                        1.7
  (oil)
SBC Communications Inc.                    1.6
  (telecommunications)
--------------------------------------------------------------------------------
Top Ten                                   28.6%
--------------------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

--------------------------------------------------------------------------------

INVESTMENT FOCUS

Market Cap               Large
Style                    Value
--------------------------------------------------------------------------------

VISIT OUR  WEBSITE AT  VANGUARD.COM  FOR  REGULARLY  UPDATED  FUND  INFORMATION.

TOTAL STOCK MARKET INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                                          TARGET
                                                             FUND         INDEX*
--------------------------------------------------------------------------------
Number of Stocks                                            3,651          5,216
Median Market Cap                                          $29.3B         $29.3B
Price/Earnings Ratio                                        25.6x          25.6x
Price/Book Ratio                                             3.0x           3.1x
Yield                                                                       1.5%
  Investor Shares                                            1.4%
  Admiral Shares                                             1.5%
  Institutional Shares                                       1.5%
  VIPER Shares                                               1.5%
Return on Equity                                            15.9%          15.9%
Earnings Growth Rate                                         5.3%           5.3%
Foreign Holdings                                             0.8%           0.8%
Turnover Rate                                                  2%             --
Expense Ratio                                                                 --
  Investor Shares                                           0.20%
  Admiral Shares                                            0.15%
  Institutional Shares                                      0.08%
  VIPER Shares                                              0.15%
Short-Term Reserves                                            0%             --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES

                                                       TARGET
                                           FUND        INDEX*
--------------------------------------------------------------------------------
R-Squared                                  1.00          1.00
Beta                                       1.00          1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                                                       TARGET
                                                           FUND        INDEX*
--------------------------------------------------------------------------------
Auto & Transportation                                         3%            3%
Consumer Discretionary                                       15            15
Consumer Staples                                              7             7
Financial Services                                           23            23
Health Care                                                  13            13
Integrated Oils                                               3             3
Other Energy                                                  2             2
Materials & Processing                                        4             4
Producer Durables                                             4             4
Technology                                                   15            15
Utilities                                                     6             6
Other                                                         5             5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                       2.4%
  (conglomerate)
Microsoft Corp.                            2.3
  (software)
ExxonMobil Corp.                           2.1
  (oil)
Pfizer Inc.                                2.0
  (pharmaceuticals)
Citigroup, Inc.                            1.9
  (banking)
Wal-Mart Stores, Inc.                      1.7
  (retail)
Intel Corp.                                1.6
  (electronics)
American International Group, Inc.         1.3
  (insurance)
Cisco Systems, Inc.                        1.3
  (computer hardware)
International Business Machines Corp.      1.2
  (computer hardware)
--------------------------------------------------------------------------------
Top Ten                                   17.8%
--------------------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

--------------------------------------------------------------------------------

INVESTMENT FOCUS

Market Cap               Large
Style                    Blend
--------------------------------------------------------------------------------

*Wilshire 5000 Index.

GLOSSARY OF INVESTMENT TERMS

Beta. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
Foreign Holdings. The percentage of a fund's equity assets represented by stocks or depositary receipts of companies based outside the United States.
--------------------------------------------------------------------------------
Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
Price/Earnings Ratio. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-Squared. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
Turnover  Rate. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).
--------------------------------------------------------------------------------
Yield. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                           AS OF 12/31/2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

GROWTH INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1993-DECEMBER 31, 2003

             GROWTH INDEX      WILSHIRE  SPLICED GROWTH   AVERAGE LARGE-CAP
                     FUND          5000           INDEX         GROWTH FUND

199312              10000         10000           10000               10000
199403               9554          9627            9568                9620
199406               9541          9552            9560                9309
199409              10224         10071           10243                9858
199412              10283          9994           10313                9781
199503              11284         10896           11326               10510
199506              12449         11913           12497               11677
199509              13438         13002           13489               12698
199512              14198         13636           14246               12985
199603              14806         14402           14862               13676
199606              15820         15037           15904               14329
199609              16375         15462           16464               14858
199612              17568         16528           17660               15652
199703              18190         16635           18291               15538
199706              21869         19445           22001               18303
199709              23144         21342           23293               19994
199712              23953         21700           24112               20034
199803              27834         24578           28032               23027
199806              29453         25057           29674               24245
199809              27328         22043           27525               21618
199812              34062         26785           34276               27658
199903              36414         27796           36635               29990
199906              37834         29965           38039               30927
199909              36502         27983           36711               29803
199912              43858         33095           43959               38193
200003              45625         34358           45765               41411
200006              44980         32817           45094               39077
200009              41047         32873           41132               38842
200012              34118         29490           34253               31987
200103              28147         25849           28288               25844
200106              30316         27782           30470               27076
200109              26297         23364           26447               21841
200112              29707         26254           29892               24646
200203              29448         26506           29654               24312
200206              24649         23164           24833               20164
200209              21181         19270           21326               16999
200212              22673         20777           22841               17590
200303              22467         20136           22652               17736
200306              25067         23459           25256               20010
200309              25878         24329           26087               20594
200312              28566         27351           28803               22339
--------------------------------------------------------------------------------

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED DECEMBER 31, 2003
                                -------------------------------------FINAL VALUE
                                     ONE        FIVE        TEN     OF A $10,000
                                    YEAR       YEARS      YEARS       INVESTMENT
--------------------------------------------------------------------------------
Growth Index Fund Investor Shares* 25.92%      -3.47%     11.07%         $28,566
Wilshire 5000 Index                31.64        0.42      10.59           27,351
Spliced Growth Index**             26.10       -3.42      11.16           28,803
Average Large-Cap Growth FundY     27.00       -4.18       8.37           22,339
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                     ONE             SINCE         OF A $250,000
                                    YEAR       INCEPTION++            INVESTMENT
--------------------------------------------------------------------------------
Growth Index Fund Admiral Shares   26.03%            -7.82%             $193,739
Spliced Growth Index**             26.10             -7.70               194,501
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                             ONE        FIVE           SINCE       A $10,000,000
                            YEAR       YEARS     INCEPTION++          INVESTMENT
--------------------------------------------------------------------------------
Growth Index Fund
  Institutional Shares     26.09%      -3.36%           0.32%        $10,183,490
Spliced Growth Index**     26.10       -3.42            0.24          10,134,525
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-DECEMBER 31, 2003

FISCAL            GROWTH INDEX FUND                 SPLICED GROWTH
YEAR                INVESTOR SHARES                          INDEX
1994                            2.9                            3.1
1995                           38.1                           38.1
1996                           23.7                             24
1997                           36.3                           36.5
1998                           42.2                           42.2
1999                           28.8                           28.2
2000                          -22.2                          -22.1
2001                          -12.9                          -12.7
2002                          -23.7                          -23.6
2003                           25.9                           26.1
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**S&P 500/Barra Growth Index through May 16, 2003, MSCI US Prime Market Growth Index thereafter.
+Derived from data provided by Lipper Inc.
++Inception dates are November 13, 2000, for the Admiral Shares and May 14, 1998, for the Institutional Shares.
Note: See Financial Highlights tables on pages 34 and 35 for dividend and capital gains information.

VALUE INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1993-DECEMBER 31, 2003

             GROWTH INDEX      WILSHIRE  SPLICED GROWTH   AVERAGE LARGE-CAP
                     FUND          5000           INDEX         GROWTH FUND

199312              10000         10000           10000               10000
199403               9668          9627            9673                9651
199406               9762          9552            9762                9653
199409              10006         10071           10012               10049
199412               9927          9994            9936                9977
199503              10884         10896           10894               10818
199506              11827         11913           11842               11729
199509              12775         13002           12784               12572
199512              13594         13636           13612               13268
199603              14455         14402           14482               13970
199606              14755         15037           14778               14422
199609              15132         15462           15169               14852
199612              16565         16528           16606               16081
199703              16843         16635           16898               16369
199706              19280         19445           19344               18810
199709              21038         21342           21116               20283
199712              21497         21700           21585               20611
199803              23972         24578           24078               23011
199806              24098         25057           24203               23162
199809              20974         22043           21077               20741
199812              24644         26785           24752               24569
199903              25330         27796           25457               25204
199906              28054         29965           28207               27193
199909              25461         27983           25604               25031
199912              27742         33095           27901               27328
200003              27788         34358           27966               27566
200006              26598         32817           26765               26940
200009              28938         32873           29124               27684
200012              29429         29490           29598               27689
200103              27493         25849           27666               26491
200106              28706         27782           28885               27985
200109              24038         23364           24204               24273
200112              25934         26254           26132               25839
200203              26277         26506           26478               26859
200206              23468         23164           23660               24227
200209              18668         19270           18819               19627
200212              20512         20777           20683               20684
200303              19362         20136           19543               19999
200306              23286         23459           23475               23648
200309              23809         24329           24023               24061
200312              27126         27351           27380               26532
--------------------------------------------------------------------------------


                                        AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED DECEMBER 31, 2003
                                -------------------------------------FINAL VALUE
                                     ONE        FIVE        TEN     OF A $10,000
                                    YEAR       YEARS      YEARS       INVESTMENT
--------------------------------------------------------------------------------
Value Index Fund Investor Shares*  32.25%       1.94%     10.49%         $27,126
Wilshire 5000 Index                31.64        0.42      10.59           27,351
Spliced Value Index**              32.38        2.04      10.60           27,380
Average Large-Cap Value Fund+      28.27        1.55      10.25           26,532
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                     ONE             SINCE         OF A $250,000
                                    YEAR       INCEPTION++            INVESTMENT
--------------------------------------------------------------------------------
Value Index Fund Admiral Shares    32.36%            -1.54%             $238,142
Spliced Value Index**              32.38             -1.51               238,383
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                             ONE        FIVE           SINCE       A $10,000,000
                            YEAR       YEARS     INCEPTION++          INVESTMENT
--------------------------------------------------------------------------------
Value Index Fund
  Institutional Shares     32.42%       2.05%           1.99%        $11,146,886
Spliced Value Index**      32.38        2.04            1.97          11,130,681
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-DECEMBER 31, 2003

FISCAL             VALUE INDEX FUND                  SPLICED VALUE
YEAR                INVESTOR SHARES                          INDEX
1994                           -0.7                           -0.6
1995                           36.9                             37
1996                           21.9                             22
1997                           29.8                             30
1998                           14.6                           14.7
1999                           12.6                           12.7
2000                            6.1                            6.1
2001                          -11.9                          -11.7
2002                          -20.9                          -20.9
2003                           32.2                           32.4
--------------------------------------------------------------------------------


*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**S&P 500/Barra Value Index through May 16, 2003, MSCI US Prime Market Value Index thereafter.
+Derived from data provided by Lipper Inc.
++Inception dates are November 13, 2000, for the Admiral Shares and July 2, 1998, for the Institutional Shares.
Note: See Financial Highlights tables on pages 36 and 37 for dividend and capital gains information.

TOTAL STOCK MARKET INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1993-DECEMBER 31, 2003

            TOTAL STOCK MARKET       WILSHIRE 5000    AVERAGE MULIT-CAP
    INDEX FUND INVESTOR SHARES               INDEX            CORE FUND

199312                   10000               10000                10000
199403                    9629                9627                 9700
199406                    9542                9552                 9526
199409                   10079               10071                10003
199412                    9983                9994                 9841
199503                   10897               10896                10612
199506                   11903               11913                11510
199509                   12967               13002                12431
199512                   13556               13636                12904
199603                   14303               14402                13665
199606                   14911               15037                14176
199609                   15330               15462                14689
199612                   16397               16528                15586
199703                   16504               16635                15630
199706                   19278               19445                17919
199709                   21158               21342                19745
199712                   21479               21700                19637
199803                   24331               24578                22162
199806                   24779               25057                22289
199809                   21789               22043                19335
199812                   26476               26785                23181
199903                   27458               27796                23784
199906                   29621               29965                25806
199909                   27719               27983                24225
199912                   32781               33095                28386
200003                   34041               34358                29851
200006                   32546               32817                28784
200009                   32635               32873                29452
200012                   29315               29490                27546
200103                   25719               25849                23791
200106                   27640               27782                25120
200109                   23238               23364                21641
200112                   26100               26254                24546
200203                   26354               26506                24008
200206                   23009               23164                20774
200209                   19134               19270                17839
200212                   20629               20777                19207
200303                   19981               20136                18143
200306                   23270               23459                20687
200309                   24108               24329                22095
200312                   27097               27351                24948
--------------------------------------------------------------------------------


                                        AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED DECEMBER 31, 2003
                                -------------------------------------FINAL VALUE
                                     ONE        FIVE        TEN     OF A $10,000
                                    YEAR       YEARS      YEARS       INVESTMENT
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Investor Shares*                 31.35%       0.46%     10.48%         $27,097
Wilshire 5000 Index                31.64        0.42      10.59           27,351
Average Multi-Cap Core Fund**      29.89        1.48       9.57           24,948
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                     ONE             SINCE         OF A $250,000
                                    YEAR        INCEPTION+            INVESTMENT
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Admiral Shares                   31.42%            -3.24%             $225,522
Wilshire 5000 Index                31.64             -3.19               225,863
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                 ONE      FIVE         SINCE       A $10,000,000
                                YEAR     YEARS    INCEPTION+          INVESTMENT
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Institutional Shares         31.55%     0.58%         5.08%        $13,791,530
Wilshire 5000 Index            31.64      0.42          4.99          13,711,047
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                     ONE             SINCE          OF A $10,000
                                    YEAR        INCEPTION+            INVESTMENT
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  VIPER Shares Market Price        31.17%            -2.53%               $9,353
Total Stock Market Index Fund
  VIPER Shares Net Asset Value     31.43             -2.46                 9,372
Wilshire 5000 Index                31.64             -2.38                 9,392
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE RETURNS: VIPER SHARES MAY 24, 2001++-DECEMBER 31, 2003
                                                                      Cumulative
                                                            One            Since
                                                           Year        Inception
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  VIPER Shares Market Price                               31.17%          -6.47%
Total Stock Market Index Fund
  VIPER Shares Net Asset Value                            31.43           -6.28
Wilshire 5000 Index                                       31.64           -6.08
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+Inception dates are November 13, 2000, for the Admiral Shares, July 7, 1997, for the Institutional Shares and May 24, 2001, for the VIPER Shares. ++Inception.
Note: See Financial Highlights tables on pages 37-39 for dividend and capital gains information.

--------------------------------------------------------------------------------
FISCAL-YEAR  TOTAL RETURNS (%) DECEMBER 31,  1993-DECEMBER  31, 2003

FISCAL           TOTAL STOCK MARKET INDEX FUND              WILSHIRE 5000
YEAR                           INVESTOR SHARES                      INDEX
1994                                      -0.2                       -0.1
1995                                      35.8                       36.4
1996                                        21                       21.2
1997                                        31                       31.3
1998                                      23.3                       23.4
1999                                      23.8                       23.6
2000                                     -10.6                      -10.9
2001                                       -11                        -11
2002                                       -21                      -20.9
2003                                      31.4                       31.6
--------------------------------------------------------------------------------

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. Qualified dividend income is based on calendar year 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2003

                                              ONE YEAR    FIVE YEARS   TEN YEARS
                                              ----------------------------------
GROWTH INDEX FUND INVESTOR SHARES*
  Returns Before Taxes                           25.92%        -3.47%     11.07%
  Returns After Taxes on Distributions           25.77         -3.84      10.48
  Returns After Taxes on Distributions
  and Sale of Fund Shares                        17.01         -3.07       9.55
--------------------------------------------------------------------------------
VALUE INDEX FUND INVESTOR SHARES*
  Returns Before Taxes                           32.25%         1.94%     10.49%
  Returns After Taxes on Distributions           31.81          0.39       8.73
  Returns After Taxes on Distributions
  and Sale of Fund Shares                        21.44          0.90       8.29
--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES*
  Returns Before Taxes                           31.35%         0.46%     10.48%
  Returns After Taxes on Distributions           31.07%        -0.03       9.72
  Returns After Taxes on Distributions
  and Sale of Fund Shares                        20.69          0.13       8.85
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.
a hypothetical example

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in your fund, using each fund's actual return and operating expenses for the fiscal year ended December 31, 2003. The cost in dollars is calculated by applying the expense ratio to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratios for the funds' peer groups, which are derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                         COST OF $10,000                FUND         PEER GROUP*
                      INVESTMENT IN FUND       EXPENSE RATIO       EXPENSE RATIO
--------------------------------------------------------------------------------
GROWTH INDEX FUND
  Investor Shares                    $26               0.23%               1.57%
  Admiral Shares                      17               0.15                  --
  Institutional Shares                11               0.10                  --
VALUE INDEX FUND
  Investor Shares                     27               0.23                1.41
  Admiral Shares                      17               0.15                  --
  Institutional Shares                12               0.10                  --
TOTAL STOCK MARKET INDEX FUND
  Investor Shares                     23               0.20                1.38
  Admiral Shares                      17               0.15                  --
  Institutional Shares                 9               0.08                  --
  VIPER Shares                        17               0.15                  --
--------------------------------------------------------------------------------
*Peer groups are: for the Growth Index Fund, the Average Large-Cap Growth Fund; for the Value Index Fund, the Average Large-Cap Value Fund; for the Total Stock Market Index Fund, the Average Multi-Cap Core Fund. The calculations assume no shares were sold. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratios capture data through year-end 2002.

You can find more information about the funds' expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the funds' prospectuses. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS                                            AS OF 12/31/2003

The Statement of Net Assets--an integral part of the Financial Statements for the Vanguard Total Stock Market Index Fund--is included as an insert to this report. The Growth Index and Value Index Funds' Statements of Net Assets are provided below.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                                     SHARES               (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
--------------------------------------------------------------------------------
  Pfizer Inc.                                     14,068,380           $ 497,036
  Microsoft Corp.                                 16,555,839             455,948
  Intel Corp.                                     11,721,662             377,438
* Cisco Systems, Inc.                             12,532,238             304,408
  International Business
    Machines Corp.                                 3,126,164             289,733
  Johnson & Johnson                                5,362,770             277,041
  Wal-Mart Stores, Inc.                            5,131,374             272,219
  American International
    Group, Inc.                                    4,006,734             265,566
  The Procter & Gamble Co.                         2,225,614             222,294
  Home Depot, Inc.                                 4,277,446             151,807
  PepsiCo, Inc.                                    3,117,873             145,355
* Amgen, Inc.                                      2,324,061             143,627
* Dell Inc.                                        4,154,485             141,086
  The Coca-Cola Co.                                2,597,875             131,842
  Eli Lilly & Co.                                  1,825,496             128,387
  3M Co.                                           1,344,020             114,282
  Medtronic, Inc.                                  2,198,461             106,867
  American Express Co.                             2,092,991             100,945
* Oracle Corp.                                     7,053,107              93,101
  Texas Instruments, Inc.                          3,128,100              91,904
  Anheuser-Busch Cos., Inc.                        1,493,859              78,697
  QUALCOMM Inc.                                    1,429,053              77,069
  Lowe's Cos., Inc.                                1,344,918              74,495
  United Parcel Service, Inc.                        957,650              71,393
  Walgreen Co.                                     1,851,899              67,372
* Applied Materials, Inc.                          2,994,538              67,227
* Comcast Corp. Special Class A                    2,114,316              66,136
  Gillette Co.                                     1,751,197              64,321
  UnitedHealth Group Inc.                          1,077,356              62,681
  Abbott Laboratories                              1,341,055              62,493
  Target Corp.                                     1,563,681              60,045
* Comcast Corp. Class A                            1,798,622              59,121
  Schlumberger Ltd.                                1,052,710              57,604
* EMC Corp.                                        4,351,838              56,226
  First Data Corp.                                 1,337,490              54,957
* eBay Inc.                                          800,316              51,692
  Fifth Third Bancorp                                871,936              51,531
  Cardinal Health, Inc.                              806,720              49,339
  Colgate-Palmolive Co.                              972,161              48,657
* Nextel Communications, Inc.                      1,710,273              47,990
  Fannie Mae                                         615,895              46,229
* Yahoo! Inc.                                        996,746              45,023
  Clear Channel
    Communications, Inc.                             944,451              44,229

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                                     SHARES               (000)
--------------------------------------------------------------------------------
  Sysco Corp.                                      1,173,819           $  43,701
  Automatic Data Processing, Inc.                  1,074,943              42,579
  Illinois Tool Works, Inc.                          500,669              42,011
* Boston Scientific Corp.                          1,115,672              41,012
* Forest Laboratories, Inc.                          659,468              40,755
* Genentech, Inc.                                    421,100              39,402
* Cendant Corp.                                    1,740,149              38,753
  Newmont Mining Corp.
    (Holding Co.)                                    783,198              38,071
* Berkshire Hathaway Inc. Class B                     13,083              36,829
  The Boeing Co.                                     845,800              35,642
  MBNA Corp.                                       1,425,561              35,425
  HCA Inc.                                           821,380              35,286
  FedEx Corp.                                        512,432              34,589
  Guidant Corp.                                      562,169              33,843
* Liberty Media Corp.                              2,844,685              33,823
  AFLAC Inc.                                         928,821              33,605
* AT&T Wireless Services Inc.                      4,166,975              33,294
  State Street Corp.                                 601,435              31,323
  Progressive Corp. of Ohio                          372,930              31,173
  SLM Corp.                                          814,742              30,699
* Zimmer Holdings, Inc.                              434,685              30,602
* Costco Wholesale Corp.                             823,008              30,599
  Analog Devices, Inc.                               663,750              30,300
  Omnicom Group Inc.                                 343,441              29,993
  Motorola, Inc.                                   2,102,520              29,582
  Maxim Integrated Products, Inc.                    584,572              29,112
  Avon Products, Inc.                                426,872              28,810
* InterActiveCorp                                    841,316              28,546
* Veritas Software Corp.                             766,500              28,483
* Amazon.com, Inc.                                   536,367              28,234
* WellPoint Health Networks Inc.
    Class A                                          274,708              26,644
  The Gap, Inc.                                    1,130,043              26,228
  Harley-Davidson, Inc.                              546,919              25,995
  Best Buy Co., Inc.                                 495,227              25,871
  Freddie Mac                                        434,700              25,352
* Electronic Arts Inc.                               530,092              25,328
  Capital One Financial Corp.                        410,700              25,172
* Kohl's Corp.                                       552,095              24,811
* Corning, Inc.                                    2,337,526              24,380
  The McGraw-Hill Cos., Inc.                         345,519              24,159
* Staples, Inc.                                      882,658              24,097
  Linear Technology Corp.                            565,620              23,796
* Xilinx, Inc.                                       613,650              23,773
* Starbucks Corp.                                    704,151              23,279
* Bed Bath & Beyond, Inc.                            532,303              23,075
  Paychex, Inc.                                      610,453              22,709
  International Game Technology                      623,512              22,259
  Marsh & McLennan Cos., Inc.                        457,132              21,892
  Charles Schwab Corp.                             1,835,308              21,730
* Biogen Idec Inc.                                   586,610              21,576
* Lucent Technologies, Inc.                        7,517,449              21,350
* Gilead Sciences, Inc.                              362,499              21,076
* Hughes Electronics Corp.                         1,259,026              20,837
  Southwest Airlines Co.                           1,273,208              20,550
* KLA-Tencor Corp.                                   349,051              20,479
  TJX Cos., Inc.                                     915,730              20,192
  Stryker Corp.                                      233,974              19,890
* Genzyme Corp.-General Division                     399,800              19,726
* Xerox Corp.                                      1,428,890              19,719
  Baker Hughes, Inc.                                 604,769              19,449
  Danaher Corp.                                      207,600              19,047
* St. Jude Medical, Inc.                             310,380              19,042
* Symantec Corp.                                     546,552              18,938
* Anthem, Inc.                                       250,503              18,788
* Intuit, Inc.                                       351,437              18,595
* Yum! Brands, Inc.                                  530,348              18,244
* Lexmark International, Inc.                        231,469              18,203
  Allergan, Inc.                                     235,934              18,122
* Sun Microsystems, Inc.                           3,779,792              16,971
  H & R Block, Inc.                                  306,050              16,946
  Adobe Systems, Inc.                                419,896              16,502
  McKesson Corp.                                     498,600              16,035
* Accenture Ltd.                                     607,500              15,989
  Biomet, Inc.                                       438,499              15,966
  Waste Management, Inc.                             535,100              15,839
* Altera Corp.                                       688,553              15,630
  Mattel, Inc.                                       793,126              15,284
* EchoStar Communications Corp.
    Class A                                          442,600              15,048
* Apollo Group, Inc. Class A                         220,851              15,018
  Wm. Wrigley Jr. Co.                                265,823              14,942
  Computer Associates
    International, Inc.                              543,900              14,870
* Agilent Technologies, Inc.                         502,700              14,699
* Univision Communications Inc.                      365,939              14,524
* SunGard Data Systems, Inc.                         515,710              14,290
* Flextronics International Ltd.                     941,124              13,966
* Broadcom Corp.                                     408,602              13,929
  Moody's Corp.                                      229,216              13,879
* Fiserv, Inc.                                       348,508              13,770
* PeopleSoft, Inc.                                   603,600              13,762
* Micron Technology, Inc.                            991,800              13,360
* National Semiconductor Corp.                       332,152              13,090
* Concord EFS, Inc.                                  879,547              13,052
* Cox Communications, Inc.
    Class A                                          374,900              12,915
  New York Times Co. Class A                         268,543              12,834
* Affiliated Computer Services, Inc.
    Class A                                          228,199              12,428
* Coach, Inc.                                        328,298              12,393

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                                     SHARES               (000)
--------------------------------------------------------------------------------
  Microchip Technology, Inc.                         369,399           $  12,323
  Mylan Laboratories, Inc.                           484,948              12,250
* Phelps Dodge Corp.                                 160,979              12,249
* Caremark Rx, Inc.                                  480,551              12,172
* Network Appliance, Inc.                            584,725              12,004
  Tiffany & Co.                                      263,231              11,898
  Synovus Financial Corp.                            408,517              11,814
* Siebel Systems, Inc.                               845,010              11,720
* Sanmina-SCI Corp.                                  918,445              11,582
  Cintas Corp.                                       230,539              11,557
* Chiron Corp.                                       201,470              11,482
* Novellus Systems, Inc.                             272,500              11,459
* MedImmune Inc.                                     449,802              11,425
* American Standard Cos., Inc.                       111,015              11,179
  ITT Industries, Inc.                               150,221              11,148
  Hilton Hotels Corp.                                648,301              11,105
* Nabors Industries, Inc.                            264,678              10,984
* AutoZone Inc.                                      128,488              10,948
* Medco Health Solutions, Inc.                       318,144              10,814
  Dollar General Corp.                               514,049              10,790
  IMS Health, Inc.                                   432,106              10,742
* Quest Diagnostics, Inc.                            142,620              10,427
  Health Management Associates
    Class A                                          433,389              10,401
* Juniper Networks, Inc.                             552,500              10,321
* BJ Services Co.                                    286,053              10,269
* Fox Entertainment Group, Inc.
    Class A                                          346,900              10,112
  Family Dollar Stores, Inc.                         279,667              10,034
  Lennar Corp. Class A                               103,799               9,965
  Harrah's Entertainment, Inc.                       198,914               9,900
  Rockwell Collins, Inc.                             324,048               9,731
* Laboratory Corp. of
    America Holdings                                 261,750               9,672
  Ecolab, Inc.                                       352,034               9,635
  Freeport-McMoRan Copper &
    Gold, Inc. Class B                               225,231               9,489
* Cablevision Systems NY Group
    Class A                                          396,600               9,276
  The Clorox Co.                                     190,907               9,270
* Apple Computer, Inc.                               424,183               9,065
* Synopsys, Inc.                                     266,708               9,004
  XTO Energy, Inc.                                   317,799               8,994
* L-3 Communications
    Holdings, Inc.                                   174,199               8,947
* Solectron Corp.                                  1,499,405               8,861
* QLogic Corp.                                       169,601               8,751
  RadioShack Corp.                                   284,274               8,722
  Legg Mason Inc.                                    112,899               8,714
* Teradyne, Inc.                                     340,958               8,677
  EOG Resources, Inc.                                186,828               8,626
* SanDisk Corp.                                      140,389               8,583
* Weatherford International Ltd.                     237,299               8,543
* Noble Corp.                                        238,499               8,534
* Varian Medical Systems, Inc.                       123,199               8,513
* Watson Pharmaceuticals, Inc.                       185,000               8,510
  Harman International
    Industries, Inc.                                 110,600               8,182
* SPX Corp.                                          138,483               8,144
* Jabil Circuit, Inc.                                287,468               8,135
* BEA Systems, Inc.                                  653,800               8,042
* JDS Uniphase Corp.                               2,190,500               7,995
* Sealed Air Corp.                                   145,768               7,892
  Washington Post Co. Class B                          9,879               7,818
  Smurfit-Stone Container Corp.                      419,988               7,799
  Applera Corp.-
    Applied Biosystems Group                         375,838               7,784
  Estee Lauder Cos. Class A                          196,560               7,717
* Mercury Interactive Corp.                          155,230               7,550
* Express Scripts Inc.                               113,149               7,516
* AdvancePCS                                         142,699               7,515
* Smith International, Inc.                          180,899               7,511
* Barr Pharmaceuticals Inc.                           96,543               7,429
  New York Community
    Bancorp, Inc.                                    194,964               7,418
  Omnicare, Inc.                                     183,099               7,395
* LAM Research Corp.                                 228,299               7,374
* Waters Corp.                                       222,115               7,365
* Sprint PCS                                       1,308,374               7,353
* Qwest Communications
    International Inc.                             1,692,482               7,312
  Dover Corp.                                        183,100               7,278
* Whole Foods Market, Inc.                           107,799               7,237
  Ross Stores, Inc.                                  273,657               7,233
  Tribune Co.                                        138,900               7,167
* Career Education Corp.                             178,498               7,152
  Expeditors International of
    Washington, Inc.                                 188,399               7,095
  Franklin Resources Corp.                           136,100               7,085
  Symbol Technologies, Inc.                          417,783               7,056
  ENSCO International, Inc.                          257,199               6,988
  Sigma-Aldrich Corp.                                121,344               6,938
  E.W. Scripps Co. Class A                            73,250               6,896
* Health Net Inc.                                    209,999               6,867
* Robert Half International, Inc.                    292,508               6,827
* Pactiv Corp.                                       284,621               6,802
  Commerce Bancorp, Inc.                             129,099               6,801
* Mohawk Industries, Inc.                             95,899               6,765
* The Dun & Bradstreet Corp.                         133,199               6,755
  McCormick & Co., Inc.                              224,009               6,743
* VeriSign, Inc.                                     411,855               6,713
  Manpower Inc.                                      140,499               6,615

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                                     SHARES               (000)
--------------------------------------------------------------------------------
* Celgene Corp.                                      145,800           $   6,564
* Oxford Health Plans, Inc.                          149,899               6,521
* Pioneer Natural Resources Co.                      202,299               6,459
  CDW Corp.                                          111,699               6,452
* Citizens Communications Co.                        513,736               6,381
* Agere Systems Inc. Class A                       2,092,000               6,381
* IVAX Corp.                                         265,199               6,333
* Citrix Systems, Inc.                               296,263               6,284
  Hershey Foods Corp.                                 81,510               6,275
* Williams-Sonoma, Inc.                              179,399               6,238
  Equifax, Inc.                                      253,583               6,213
  T. Rowe Price Group Inc.                           130,028               6,165
  PETsMART, Inc.                                     257,361               6,125
* Advanced Micro Devices, Inc.                       407,506               6,072
* LSI Logic Corp.                                    684,379               6,070
* NVIDIA Corp.                                       260,150               6,048
* Comverse Technology, Inc.                          343,435               6,041
  Centex Corp.                                        55,819               6,009
* ChoicePoint Inc.                                   157,599               6,003
  White Mountains Insurance
    Group Inc.                                        13,014               5,986
  TCF Financial Corp.                                116,051               5,959
  Darden Restaurants Inc.                            282,072               5,935
* Coventry Health Care Inc.                           91,851               5,923
* Dollar Tree Stores, Inc.                           196,799               5,916
* Patterson Dental Co.                                92,199               5,915
* Interpublic Group of Cos., Inc.                    374,800               5,847
  Intersil Corp.                                     234,699               5,832
* Brinker International, Inc.                        175,499               5,820
  Fastenal Co.                                       116,099               5,798
  Ball Corp.                                          97,095               5,784
* CarMax, Inc.                                       186,999               5,784
  DENTSPLY International Inc.                        127,997               5,782
  Gentex Corp.                                       130,808               5,776
* Cadence Design Systems, Inc.                       318,897               5,734
  AmerisourceBergen Corp.                            101,178               5,681
* Marvell Technology Group Ltd.                      148,598               5,636
* Ceridian Corp.                                     267,699               5,606
  Beckman Coulter, Inc.                              109,999               5,591
  Manor Care, Inc.                                   161,022               5,567
* Lamar Advertising Co. Class A                      148,440               5,540
* UTStarcom, Inc.                                    148,778               5,515
* Constellation Brands, Inc.
    Class A                                          166,899               5,496
* Chico's FAS, Inc.                                  147,999               5,469
  Alberto-Culver Co. Class B                          84,890               5,355
  Michaels Stores, Inc.                              121,099               5,353
* Ameritrade Holding Corp.                           380,100               5,348
  Seagate Technology                                 282,800               5,345
  Doral Financial Corp.                              165,337               5,337
* Lincare Holdings, Inc.                             177,199               5,321
  Arthur J. Gallagher & Co.                          163,299               5,306
  Universal Health Services
    Class B                                           97,799               5,254
  Jones Apparel Group, Inc.                          148,306               5,225
* NVR, Inc.                                           10,960               5,107
* MGM Mirage, Inc.                                   134,950               5,075
  Outback Steakhouse                                 114,799               5,075
* Avaya Inc.                                         391,559               5,067
* Henry Schein, Inc.                                  74,479               5,033
* DST Systems, Inc.                                  119,999               5,011
* Zebra Technologies Corp.
    Class A                                           75,239               4,994
* Westwood One, Inc.                                 144,899               4,957
  Dial Corp.                                         172,999               4,925
  C.H. Robinson Worldwide, Inc.                      129,652               4,915
* Iron Mountain, Inc.                                123,009               4,864
* Cephalon, Inc.                                     100,100               4,846
  Tektronix, Inc.                                    153,066               4,837
  Equitable Resources, Inc.                          112,199               4,816
  Garmin Ltd.                                         87,660               4,776
* AES Corp.                                          503,947               4,757
  Avery Dennison Corp.                                84,911               4,757
  Pogo Producing Co.                                  97,410               4,705
* WebMD Corp.                                        522,826               4,700
  Aramark Corp. Class B                              169,179               4,639
  Hudson City Bancorp, Inc.                          120,730               4,609
* Cooper Cameron Corp.                                98,799               4,604
  Diebold, Inc.                                       85,000               4,579
* Patterson-UTI Energy, Inc.                         138,599               4,563
* Millennium Pharmaceuticals, Inc.                   241,999               4,518
  Investors Financial
    Services Corp.                                   117,499               4,513
* Convergys Corp.                                    257,497               4,496
* Fairchild Semiconductor
    International, Inc.                              179,899               4,492
* Allied Waste Industries, Inc.                      321,571               4,463
* Unisys Corp.                                       296,861               4,408
* SICOR, Inc.                                        160,899               4,376
* Level 3 Communications, Inc.                       766,557               4,369
  Dow Jones & Co., Inc.                               87,541               4,364
  SEI Corp.                                          141,899               4,324
* Jacobs Engineering Group Inc.                       89,999               4,321
  Federated Investors, Inc.                          146,918               4,314
* Abercrombie & Fitch Co.                            174,399               4,309
* ADC Telecommunications, Inc.                     1,450,884               4,309
  Noble Energy, Inc.                                  96,699               4,296
  Fair, Isaac, Inc.                                   86,899               4,272
* Network Associates, Inc.                           281,999               4,241
* Corinthian Colleges, Inc.                           74,998               4,167
* Alliant Techsystems, Inc.                           69,509               4,015
* Emulex Corp.                                       148,500               3,962

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                                     SHARES               (000)
--------------------------------------------------------------------------------
* Rowan Cos., Inc.                                   169,284           $   3,922
* The Cheesecake Factory                              87,999               3,875
* Pride International, Inc.                          207,099               3,860
* BMC Software, Inc.                                 205,396               3,831
* Apogent Technologies Inc.                          165,899               3,822
  Campbell Soup Co.                                  142,465               3,818
* Entercom Communications Corp.                       71,999               3,813
  C.R. Bard, Inc.                                     46,682               3,793
* Millipore Corp.                                     87,747               3,778
* Advance Auto Parts, Inc.                            46,340               3,772
  American Power Conversion Corp.                    151,234               3,698
  Scientific-Atlanta, Inc.                           134,300               3,666
  D. R. Horton, Inc.                                  84,299               3,647
  Eaton Vance Corp.                                   99,299               3,638
  Molex, Inc.                                        103,773               3,621
* Rent-A-Center, Inc.                                118,550               3,542
  Pier 1 Imports Inc.                                161,599               3,533
* Amphenol Corp.                                      53,873               3,444
  Brown & Brown, Inc.                                104,899               3,421
  Murphy Oil Corp.                                    52,289               3,415
* JetBlue Airways Corp.                              126,750               3,361
* Energizer Holdings, Inc.                            89,199               3,350
* First Health Group Corp.                           171,100               3,330
  Meredith Corp.                                      68,056               3,322
* NCR Corp.                                           85,477               3,317
* BISYS Group, Inc.                                  216,099               3,216
* RF Micro Devices, Inc.                             315,799               3,174
* King Pharmaceuticals, Inc.                         206,479               3,151
  Molex, Inc. Class A                                105,400               3,095
* Krispy Kreme Doughnuts, Inc.                        83,999               3,074
  The St. Joe Co.                                     82,434               3,074
  Pall Corp.                                         111,909               3,003
  Everest Re Group, Ltd.                              35,028               2,963
  National Instruments Corp.                          65,099               2,960
* Weight Watchers
    International, Inc.                               77,100               2,958
* Agere Systems Inc. Class B                         946,800               2,746
* Pixar, Inc.                                         39,400               2,730
* Community Health Systems, Inc.                      97,699               2,597
* Storage Technology Corp.                            98,799               2,544
* CIENA Corp.                                        381,959               2,536
  Harte-Hanks, Inc.                                  111,799               2,432
* CheckFree Corp.                                     84,099               2,325
* Metro-Goldwyn-Mayer Inc.                           132,385               2,262
  International Speedway Corp.                        50,399               2,251
* Host Marriott Corp. REIT                           181,142               2,232
* ICOS Corp.                                          53,601               2,213
  Total System Services, Inc.                         70,900               2,207
  Polo Ralph Lauren Corp.                             75,544               2,176
* National-Oilwell, Inc.                              94,610               2,115
  Mandalay Resort Group                               47,224               2,112
* 99 Cents Only Stores                                77,299               2,105
  Hasbro, Inc.                                        98,892               2,104
  Fluor Corp.                                         51,541               2,043
  RenaissanceRe Holdings Ltd.                         39,957               1,960
  KB HOME                                             25,272               1,833
* Cox Radio, Inc.                                     71,501               1,804
  BlackRock, Inc.                                     33,815               1,796
* Radio One, Inc. Class D                             90,100               1,739
* Maxtor Corp.                                       151,113               1,677
  Brown-Forman Corp. Class B                          17,388               1,625
  Packaging Corp. of America                          73,343               1,603
* Hewitt Associates, Inc.                             52,300               1,564
* Triad Hospitals, Inc.                               45,200               1,504
  Talbots Inc.                                        46,100               1,419
* Columbia Sportswear Co.                             25,300               1,379
* International Steel Group, Inc.                     35,300               1,375
* WellChoice Inc.                                     37,700               1,301
  The McClatchy Co. Class A                           17,793               1,224
  Student Loan Corp.                                   7,233               1,056
* Radio One, Inc.                                     51,100                 999
* Citadel Broadcasting Corp.                          44,376                 993
  AVX Corp.                                           55,136                 916
* CapitalSource Inc.                                  41,708                 904
  Nuveen Investments, Inc.
    Class A                                           29,806                 795
  Regal Entertainment Group
    Class A                                           30,508                 626
  News Corp. Ltd. Pfd. ADR                            15,118                 457
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $7,355,284)                                                    9,455,889
--------------------------------------------------------------------------------
                                                        FACE
                                                      AMOUNT
                                                       (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  0.99%, 1/2/2004--Note E
  (Cost $5,735)                                       $5,735               5,735
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $7,361,019)                                                    9,461,624
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets--Note B                                                     93,683
Liabilities--Note E                                                     (95,351)
                                                                        --------
                                                                         (1,668)
                                                                        --------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $9,459,956
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------

                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                     $11,046,032
Overdistributed Net Investment Income                                   (11,623)
Accumulated Net Realized Losses                                      (3,675,058)
Unrealized Appreciation                                               2,100,605
--------------------------------------------------------------------------------
NET ASSETS                                                           $9,459,956
================================================================================

Investor Shares--Net Assets
Applicable to 304,451,081 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $7,586,419
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $24.92
================================================================================

Admiral Shares--Net Assets
Applicable to 43,807,965 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $1,091,652
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $24.92
================================================================================

Institutional Shares--Net Assets
Applicable to 31,376,427 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $781,885
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $24.92
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                      SHARES               (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
--------------------------------------------------------------------------------
  General Electric Co.                             7,869,600           $ 243,800
  ExxonMobil Corp.                                 5,213,089             213,737
  Citigroup, Inc.                                  4,045,838             196,385
  Bank of America Corp.                            1,173,931              94,419
  Altria Group, Inc.                               1,594,100              86,751
  Merck & Co., Inc.                                1,761,310              81,373
  Wells Fargo & Co.                                1,327,819              78,195
  Verizon Communications                           2,165,000              75,948
  ChevronTexaco Corp.                                839,407              72,516
  SBC Communications Inc.                          2,610,623              68,059
* Time Warner, Inc.                                3,410,271              61,351
  J.P. Morgan Chase & Co.                          1,599,688              58,757
  Viacom Inc. Class B                              1,209,845              53,693
  Hewlett-Packard Co.                              2,275,218              52,262
  Wachovia Corp.                                   1,046,382              48,751
  U.S. Bancorp                                     1,513,040              45,058
  Morgan Stanley                                     768,871              44,495
  Wyeth                                            1,045,600              44,386
  Bristol-Myers Squibb Co.                         1,522,700              43,549
  Tyco International Ltd.                          1,568,892              41,576
  BellSouth Corp.                                  1,451,061              41,065
  Merrill Lynch & Co., Inc.                          697,664              40,918
  Bank One Corp.                                     885,017              40,348
  The Walt Disney Co.                              1,605,603              37,459
  Fannie Mae                                         497,200              37,320
  FleetBoston Financial Corp.                        826,512              36,077
  E.I. du Pont de Nemours & Co.                      782,549              35,911
  United Technologies Corp.                          368,161              34,891
  ConocoPhillips Co.                                 507,346              33,267
  The Coca-Cola Co.                                  608,100              30,861
  Dow Chemical Co.                                   721,314              29,985
  Washington Mutual, Inc.                            725,147              29,093
  Abbott Laboratories                                583,000              27,168
  Alcoa Inc.                                         664,573              25,254
  McDonald's Corp.                                   999,437              24,816
  Kimberly-Clark Corp.                               397,900              23,512
  Allstate Corp.                                     525,062              22,588
  Caterpillar, Inc.                                  270,966              22,496
  Ford Motor Co.                                   1,383,324              22,133
  The Goldman Sachs Group, Inc.                      223,374              22,054
  Honeywell International Inc.                       641,706              21,452
  Emerson Electric Co.                               330,700              21,413
  Freddie Mac                                        350,927              20,466
  Metropolitan Life Insurance Co.                    596,997              20,101
  The Bank of New York Co., Inc.                     606,803              20,097
  Schering-Plough Corp.                            1,154,000              20,068
  General Motors Corp.                               374,302              19,988
  Gannett Co., Inc.                                  211,818              18,886
  Prudential Financial, Inc.                         428,607              17,903
  Southern Co.                                       572,190              17,309
  Exelon Corp.                                       255,923              16,983
  BB&T Corp.                                         430,439              16,632
  National City Corp.                                482,334              16,370
  Dominion Resources, Inc.                           253,903              16,207
  Lockheed Martin Corp.                              300,942              15,468
  International Paper Co.                            357,770              15,423
  Baxter International, Inc.                         478,200              14,595
  Duke Energy Corp.                                  710,373              14,527
  SunTrust Banks, Inc.                               198,907              14,222
  Union Pacific Corp.                                189,985              13,200
  The Hartford Financial Services
    Group Inc.                                       221,755              13,090
  Motorola, Inc.                                     913,985              12,860
  Occidental Petroleum Corp.                         300,567              12,696
  Sara Lee Corp.                                     579,900              12,590
  AT&T Corp.                                         617,433              12,534
  Lehman Brothers Holdings, Inc.                     160,944              12,428
  Northrop Grumman Corp.                             129,290              12,360
  Deere & Co.                                        188,429              12,257
  PNC Financial Services Group                       220,000              12,041
  General Dynamics Corp.                             131,575              11,893
  Carnival Corp.                                     296,633              11,785
  Sprint Corp.                                       709,396              11,648
  CVS Corp.                                          309,972              11,196
  ConAgra Foods, Inc.                                421,724              11,129
  Weyerhaeuser Co.                                   172,125              11,016
  Mellon Financial Corp.                             338,100              10,856
  ALLTEL Corp.                                       232,594              10,834
  Countrywide Financial Corp.                        142,369              10,799
  General Mills, Inc.                                234,100              10,605
  Golden West Financial Corp.                        101,768              10,501
* The Kroger Co.                                     560,596              10,377
  Apache Corp.                                       127,149              10,312
  Entergy Corp.                                      179,020              10,227
  Masco Corp.                                        369,154              10,119
  H.J. Heinz Co.                                     276,200              10,062
  The Chubb Corp.                                    147,181              10,023
  Anadarko Petroleum Corp.                           195,934               9,995
  Praxair, Inc.                                      255,900               9,775
  Raytheon Co.                                       325,101               9,766
  Sears, Roebuck & Co.                               211,019               9,599
  Marsh & McLennan Cos., Inc.                        198,700               9,516
  American Electric
    Power Co., Inc.                                  310,206               9,464
  Burlington Northern
    Santa Fe Corp.                                   292,335               9,457
  Air Products & Chemicals, Inc.                     178,608               9,436
  Devon Energy Corp.                                 163,858               9,383
  Electronic Data Systems Corp.                      376,703               9,244

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                      SHARES               (000)
--------------------------------------------------------------------------------
  KeyCorp                                            313,906           $   9,204
  Ingersoll-Rand Co.                                 134,516               9,131
  ACE Ltd.                                           218,528               9,051
  FirstEnergy Corp.                                  255,978               9,010
* PG&E Corp.                                         323,562               8,985
  Equity Office Properties
    Trust REIT                                       313,218               8,974
  FPL Group, Inc.                                    137,098               8,969
  Travelers Property Casualty Corp.
    Class B                                          528,340               8,966
  Halliburton Co.                                    343,886               8,941
  NIKE, Inc. Class B                                 130,279               8,919
  Burlington Resources, Inc.                         157,616               8,729
  SouthTrust Corp.                                   264,946               8,672
  PPG Industries, Inc.                               133,410               8,541
  John Hancock Financial
    Services, Inc.                                   227,319               8,524
  XL Capital Ltd. Class A                            107,701               8,352
  The Boeing Co.                                     197,933               8,341
  MBNA Corp.                                         333,489               8,287
  Progress Energy, Inc.                              181,754               8,226
  Becton, Dickinson & Co.                            199,363               8,202
  Aetna Inc.                                         120,948               8,174
  Johnson Controls, Inc.                              70,259               8,158
  Fortune Brands, Inc.                               113,994               8,149
  Public Service Enterprise
    Group, Inc.                                      184,139               8,065
  Marathon Oil Corp.                                 243,527               8,058
* Liberty Media Corp.                                665,616               7,914
  Comerica, Inc.                                     137,726               7,721
  Kraft Foods Inc.                                   238,500               7,684
* Safeway, Inc.                                      346,886               7,600
  Consolidated Edison Inc.                           176,692               7,600
  Unocal Corp.                                       203,071               7,479
  Pitney Bowes, Inc.                                 183,900               7,470
  PACCAR, Inc.                                        87,036               7,409
  Kellogg Co.                                        192,500               7,330
  Norfolk Southern Corp.                             306,296               7,244
  Marriott International, Inc.
    Class A                                          155,481               7,183
  The Principal Financial
    Group, Inc.                                      215,923               7,141
  St. Paul Cos., Inc.                                178,856               7,092
  Waste Management, Inc.                             232,812               6,891
  Federated Department
    Stores, Inc.                                     143,566               6,766
  AmSouth Bancorp                                    275,747               6,756
  MBIA, Inc.                                         113,935               6,748
  Archer-Daniels-Midland Co.                         430,940               6,559
  Northern Trust Corp.                               138,802               6,443
  Equity Residential REIT                            214,985               6,344
  CIGNA Corp.                                        110,220               6,338
  May Department Stores Co.                          215,256               6,257
  Limited Brands, Inc.                               346,159               6,241
  Albertson's, Inc.                                  273,720               6,200
  Simon Property Group, Inc. REIT                    133,723               6,197
  Regions Financial Corp.                            166,347               6,188
  Charter One Financial, Inc.                        177,174               6,121
  PPL Corp.                                          138,839               6,074
  Eaton Corp.                                         56,021               6,049
  CSX Corp.                                          168,220               6,046
* Transocean Inc.                                    251,447               6,037
  CIT Group Inc.                                     166,190               5,975
  Bear Stearns Co., Inc.                              74,326               5,942
  Monsanto Co.                                       205,685               5,920
* Computer Sciences Corp.                            132,321               5,853
  Ameren Corp.                                       127,116               5,847
* Tenet Healthcare Corp.                             364,231               5,846
  Ambac Financial Group, Inc.                         83,752               5,812
  Marshall & Ilsley Corp.                            151,835               5,808
  Tribune Co.                                        112,136               5,786
  Eastman Kodak Co.                                  225,198               5,781
  TXU Corp.                                          240,207               5,698
  Starwood Hotels & Resorts
    Worldwide, Inc.                                  157,948               5,681
  Lincoln National Corp.                             139,714               5,640
  Jefferson-Pilot Corp.                              111,352               5,640
  J.C. Penney Co., Inc.
    (Holding Co.)                                    213,511               5,611
  M & T Bank Corp.                                    56,299               5,534
  Parker Hannifin Corp.                               92,794               5,521
  Georgia Pacific Group                              179,471               5,504
  Textron, Inc.                                       95,881               5,471
  Sovereign Bancorp, Inc.                            229,308               5,446
  Xcel Energy, Inc.                                  313,437               5,322
  DTE Energy Co.                                     132,072               5,204
  Cinergy Corp.                                      132,553               5,144
  Constellation Energy Group, Inc.                   131,165               5,136
* Edison International                               230,259               5,050
  Loews Corp.                                        101,892               5,039
  Aon Corp.                                          208,950               5,002
  Newell Rubbermaid, Inc.                            215,600               4,909
  Knight Ridder                                       63,188               4,889
  Rohm & Haas Co.                                    113,614               4,852
  Union Planters Corp.                               154,028               4,850
  North Fork Bancorp, Inc.                           119,574               4,839
  Sempra Energy                                      160,165               4,815
  MeadWestvaco Corp.                                 157,475               4,685
  UST, Inc.                                          130,847               4,670
  Rockwell Automation, Inc.                          130,599               4,649

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                      SHARES               (000)
--------------------------------------------------------------------------------
  KeySpan Corp.                                      124,449           $   4,580
  Genuine Parts Co.                                  136,634               4,536
  NiSource, Inc.                                     206,543               4,532
  ProLogis REIT                                      140,944               4,523
  Cincinnati Financial Corp.                         107,182               4,489
  General Growth
    Properties Inc. REIT                             160,056               4,442
  MGIC Investment Corp.                               77,260               4,399
  Plum Creek Timber Co. Inc. REIT                    143,630               4,374
  Kinder Morgan, Inc.                                 72,674               4,295
  Coca-Cola Enterprises, Inc.                        195,336               4,272
  Cooper Industries, Inc. Class A                     72,299               4,188
  National Commerce
    Financial Corp.                                  152,599               4,163
  Valero Energy Corp.                                 89,799               4,161
  First Tennessee National Corp.                      93,895               4,141
  Archstone-Smith Trust REIT                         147,667               4,132
  Vornado Realty Trust REIT                           75,272               4,121
  Banknorth Group, Inc.                              126,599               4,118
  Torchmark Corp.                                     89,558               4,078
* Office Depot, Inc.                                 243,373               4,067
  Delphi Corp.                                       396,244               4,046
  SAFECO Corp.                                       103,319               4,022
  Williams Cos., Inc.                                407,266               3,999
* Dean Foods Co.                                     121,516               3,994
* Sun Microsystems, Inc.                             888,746               3,990
  Fidelity National Financial, Inc.                  102,673               3,982
  Popular, Inc.                                       88,535               3,979
  El Paso Corp.                                      484,757               3,970
  Whirlpool Corp.                                     53,986               3,922
  Zions Bancorp                                       63,502               3,895
  GlobalSantaFe Corp.                                155,836               3,869
  R.J. Reynolds Tobacco
    Holdings, Inc.                                    66,190               3,849
  Pulte Homes, Inc.                                   41,081               3,846
  Huntington Bancshares Inc.                         170,800               3,843
  Compass Bancshares Inc.                             93,755               3,685
  Kerr-McGee Corp.                                    79,181               3,681
  Vulcan Materials Co.                                75,697               3,601
  Radian Group, Inc.                                  73,399               3,578
  CenturyTel, Inc.                                   107,308               3,500
  Boston Properties, Inc. REIT                        72,502               3,494
  UnumProvident Corp.                                220,766               3,481
  Computer Associates
    International, Inc.                              127,239               3,479
  Kimco Realty Corp. REIT                             77,459               3,466
  Nucor Corp.                                         61,473               3,442
* Agilent Technologies, Inc.                         117,610               3,439
  Old Republic International Corp.                   135,199               3,429
* E*TRADE Financial Corp.                            270,299               3,419
  Sherwin-Williams Co.                                97,480               3,386
  Amerada Hess Corp.                                  63,534               3,378
  Wendy's International, Inc.                         84,655               3,322
  The Pepsi Bottling Group, Inc.                     136,682               3,305
  Duke Realty Corp. REIT                             106,507               3,302
  Rouse Co. REIT                                      69,247               3,255
  Lear Corp.                                          52,699               3,232
  Republic Services, Inc. Class A                    126,099               3,232
* Thermo Electron Corp.                              127,434               3,211
  Dover Corp.                                         79,599               3,164
  Leggett & Platt, Inc.                              143,477               3,103
  Green Point Financial Corp.                         87,748               3,099
  Campbell Soup Co.                                  115,200               3,087
  Travelers Property Casualty Corp.
    Class A                                          183,500               3,079
  Franklin Resources Corp.                            59,119               3,078
  Wisconsin Energy Corp.                              91,999               3,077
  Liz Claiborne, Inc.                                 85,513               3,032
  Black & Decker Corp.                                60,885               3,003
  SuperValu Inc.                                     105,007               3,002
  SCANA Corp.                                         87,099               2,983
  Engelhard Corp.                                     98,595               2,953
  D. R. Horton, Inc.                                  68,200               2,950
  Sunoco, Inc.                                        57,372               2,935
  VF Corp.                                            67,371               2,913
  W.W. Grainger, Inc.                                 60,832               2,883
  Pinnacle West Capital Corp.                         71,697               2,869
  Mercantile Bankshares Corp.                         62,299               2,840
  Allied Capital Corp.                               100,500               2,802
  Public Storage, Inc. REIT                           64,259               2,788
* Humana Inc.                                        120,678               2,757
  Murphy Oil Corp.                                    42,164               2,754
  Nordstrom, Inc.                                     80,204               2,751
  The PMI Group Inc.                                  73,599               2,740
  Hershey Foods Corp.                                 35,500               2,733
  Hibernia Corp. Class A                             116,254               2,733
  ServiceMaster Co.                                  231,643               2,699
* Providian Financial Corp.                          228,471               2,659
  Avalonbay Communities, Inc. REIT                    55,145               2,636
  Pepco Holdings, Inc.                               134,599               2,630
  Foot Locker, Inc.                                  111,800               2,622
  Centex Corp.                                        24,265               2,612
  iStar Financial Inc. REIT                           67,080               2,609
  Goodrich Corp.                                      87,761               2,606
* Tellabs, Inc.                                      308,698               2,602
* Vishay Intertechnology, Inc.                       113,399               2,597
* AutoNation, Inc.                                   140,222               2,576
  Energy East Corp.                                  114,799               2,571
  Hillenbrand Industries, Inc.                        41,199               2,557
  R.R. Donnelley & Sons Co.                           84,513               2,548

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                      SHARES               (000)
--------------------------------------------------------------------------------
* Interpublic Group of Cos., Inc.                    163,288           $   2,547
  Apartment Investment &
    Management Co. Class A REIT                       73,825               2,547
* Medco Health Solutions, Inc.                        74,645               2,537
  The Stanley Works                                   66,989               2,537
  Liberty Property Trust REIT                         65,199               2,536
  Health Care Properties
    Investors REIT                                    49,700               2,525
  Telephone & Data Systems, Inc.                      40,099               2,508
  Janus Capital Group Inc.                           150,100               2,463
  AmerisourceBergen Corp.                             43,863               2,463
  PartnerRe Ltd.                                      42,050               2,441
  Sabre Holdings Corp.                               112,679               2,433
  Eastman Chemical Co.                                60,931               2,409
  Temple-Inland Inc.                                  38,221               2,395
  Everest Re Group, Ltd.                              28,299               2,394
  UnionBanCal Corp.                                   41,600               2,394
* 3Com Corp.                                         289,800               2,368
  Tyson Foods, Inc.                                  176,399               2,336
* Park Place Entertainment Corp.                     213,999               2,318
  Commerce Bancshares, Inc.                           46,199               2,265
  A.G. Edwards & Sons, Inc.                           62,399               2,261
  Brunswick Corp.                                     70,948               2,258
  Ashland, Inc.                                       50,882               2,242
  Associated Banc-Corp                                52,100               2,222
  International Flavors &
    Fragrances, Inc.                                  62,846               2,195
  Questar Corp.                                       61,799               2,172
  The Clorox Co.                                      44,600               2,166
  Bausch & Lomb, Inc.                                 41,419               2,150
  Dana Corp.                                         117,040               2,148
* Apple Computer, Inc.                                99,952               2,136
  TECO Energy, Inc.                                  147,803               2,130
  City National Corp.                                 34,199               2,124
* Toys R Us, Inc.                                    168,022               2,124
  Astoria Financial Corp.                             56,800               2,113
  CenterPoint Energy Inc.                            216,456               2,097
  DPL Inc.                                            99,599               2,080
* AES Corp.                                          219,469               2,072
  Avery Dennison Corp.                                36,800               2,062
  Belo Corp. Class A                                  72,599               2,057
  W.R. Berkley Corp.                                  58,600               2,048
  Valley National Bancorp                             69,835               2,039
  Bowater Inc.                                        43,599               2,019
  Northeast Utilities                                100,099               2,019
  NSTAR                                               41,499               2,013
  AMB Property Corp. REIT                             61,099               2,009
  Bemis Co., Inc.                                     39,730               1,987
  Harris Corp.                                        52,099               1,977
* Millennium Pharmaceuticals, Inc.                   105,900               1,977
  Bank of Hawaii Corp.                                46,234               1,951
* Unisys Corp.                                       129,551               1,924
  Hospitality Properties Trust REIT                   46,599               1,924
  MDU Resources Group, Inc.                           80,198               1,910
  New Plan Excel Realty Trust REIT                    76,699               1,892
  Valspar Corp.                                       37,863               1,871
  Allete, Inc.                                        60,999               1,867
  Lyondell Chemical Co.                              109,699               1,859
* Compuware Corp.                                    300,848               1,817
  Weingarten Realty Investors REIT                    40,790               1,809
  Fulton Financial Corp.                              82,535               1,808
* Host Marriott Corp. REIT                           146,700               1,807
  Leucadia National Corp.                             39,075               1,801
  Sonoco Products Co.                                 72,499               1,785
* Tech Data Corp.                                     44,499               1,766
* Markel Corp.                                         6,953               1,763
  Puget Energy, Inc.                                  73,999               1,759
  Protective Life Corp.                               51,499               1,743
  Viad Corp.                                          69,599               1,740
  New York Community
    Bancorp, Inc.                                     45,566               1,734
  Deluxe Corp.                                        41,640               1,721
  Hubbell Inc. Class B                                38,999               1,720
* Qwest Communications
    International Inc.                               396,389               1,712
  FirstMerit Corp.                                    63,299               1,707
  Hasbro, Inc.                                        80,107               1,705
* BMC Software, Inc.                                  89,666               1,672
  Fluor Corp.                                         41,823               1,658
  C.R. Bard, Inc.                                     20,273               1,647
  Maytag Corp.                                        58,756               1,636
  American Power Conversion Corp.                     66,098               1,616
  Scientific-Atlanta, Inc.                            58,678               1,602
  J.M. Smucker Co.                                    35,199               1,594
  RenaissanceRe Holdings Ltd.                         32,416               1,590
  Wilmington Trust Corp.                              44,099               1,588
  Circuit City Stores, Inc.                          156,245               1,583
  Hormel Foods Corp.                                  60,099               1,551
* Del Monte Foods Co.                                148,500               1,544
  Reynolds & Reynolds Class A                         53,000               1,540
  Unitrin, Inc.                                       36,999               1,532
  RPM International, Inc.                             90,999               1,498
  KB HOME                                             20,352               1,476
  Nationwide Financial Services, Inc.                 44,307               1,465
  Reebok International Ltd.                           37,003               1,455
  T. Rowe Price Group Inc.                            30,483               1,445
* NCR Corp.                                           37,167               1,442
* Smithfield Foods, Inc.                              68,999               1,428
* Advanced Micro Devices, Inc.                        95,168               1,418
* King Pharmaceuticals, Inc.                          90,176               1,376

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                      SHARES               (000)
--------------------------------------------------------------------------------
* Maxtor Corp.                                       122,578           $   1,361
  Teleflex Inc.                                       27,999               1,353
* Cadence Design Systems, Inc.                        74,800               1,345
  Tidewater Inc.                                      44,699               1,336
  Transatlantic Holdings, Inc.                        16,437               1,328
  Pall Corp.                                          48,887               1,312
  Regency Centers Corp. REIT                          32,880               1,310
* Saks Inc.                                           86,399               1,299
  Jones Apparel Group, Inc.                           34,887               1,229
* Triad Hospitals, Inc.                               36,699               1,221
* Avaya Inc.                                          91,873               1,189
  PepsiAmericas, Inc.                                 68,199               1,168
* Ingram Micro, Inc. Class A                          71,000               1,129
* Storage Technology Corp.                            43,200               1,112
  Carolina Group                                      43,880               1,108
* CIENA Corp.                                        166,442               1,105
  Adolph Coors Co. Class B                            19,379               1,087
  Diebold, Inc.                                       19,899               1,072
  Diamond Offshore Drilling, Inc.                     51,380               1,054
* Owens-Illinois, Inc.                                87,400               1,039
  Mercury General Corp.                               21,441                 998
  Lafarge North America Inc.                          24,468                 991
* ICOS Corp.                                          23,500                 970
  Erie Indemnity Co. Class A                          22,793                 966
  Mandalay Resort Group                               20,675                 925
* Energizer Holdings, Inc.                            21,000                 789
* Kmart Holding Corp.                                 31,779                 761
  Montpelier Re Holdings Ltd.                         20,081                 737
  Axis Capital Holdings Ltd.                          24,200                 709
  Molex, Inc. Class A                                 23,913                 702
  Brown-Forman Corp. Class B                           7,500                 701
  Capitol Federal Financial                           17,375                 627
* BOK Financial Corp.                                 15,800                 612
  Hearst-Argyle Television Inc.                       20,300                 559
* CheckFree Corp.                                     19,562                 541
  The McClatchy Co. Class A                            7,651                 526
  Blockbuster Inc. Class A                            28,420                 510
* National-Oilwell, Inc.                              21,989                 492
* U.S. Cellular Corp.                                 12,500                 444
  AVX Corp.                                           23,924                 398
  Packaging Corp. of America                          17,236                 377
  Regal Entertainment Group
    Class A                                           13,494                 277
  Washington Post Co. Class B                             50                  40
  White Mountains Insurance
    Group Inc.                                            60                  28
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $3,732,330)                                                    4,225,948
--------------------------------------------------------------------------------
                                                        FACE
                                                      AMOUNT              AMOUNT
                                                       (000)               (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  0.99%, 1/2/2004--Note E
  (Cost $7,981)                                       $7,981             $ 7,981
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
  (Cost $3,740,311)                                                    4,233,929
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     40,198
Liabilities--Note E                                                     (46,181)
                                                                        --------
                                                                         (5,983)
                                                                        --------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $4,227,946
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------

                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $4,651,844
Overdistributed Net Investment Income                                    (4,544)
Accumulated Net Realized Losses                                        (912,972)
Unrealized Appreciation                                                 493,618
--------------------------------------------------------------------------------
NET ASSETS                                                           $4,227,946
================================================================================
Investor Shares--Net Assets
Applicable to 154,129,944 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $2,920,941
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $18.95
================================================================================

Admiral Shares--Net Assets
Applicable to 40,803,692 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $773,300
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $18.95
================================================================================

Institutional Shares--Net Assets
Applicable to 28,160,115 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $533,705
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $18.95
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                      GROWTH               VALUE
                                                  INDEX FUND          INDEX FUND
                                                  ------------------------------
                                                   YEAR ENDED DECEMBER 31, 2003
                                                  ------------------------------
                                                       (000)               (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                         $ 82,699           $ 89,143
  Interest                                               110                168
  Security Lending                                        43                218
--------------------------------------------------------------------------------
    Total Income                                      82,852             89,529
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                         113                113
    Management and Administrative
      Investor Shares                                 13,985              4,909
      Admiral Shares                                   1,161                708
      Institutional Shares                               526                323
    Marketing and Distribution
      Investor Shares                                    821                341
      Admiral Shares                                     120                 88
      Institutional Shares                               127                 87
  Custodian Fees                                         154                161
  Auditing Fees                                           17                 17
  Shareholders' Reports
      Investor Shares                                    325                 75
      Admiral Shares                                       5                  2
      Institutional Shares                                 3                  2
  Trustees' Fees and Expenses                             12                  4
--------------------------------------------------------------------------------
    Total Expenses                                    17,369              6,830
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 65,483             82,699
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                        (436,436)          (327,605)
  Futures Contracts                                     (654)                 3
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                            (437,090)          (327,602)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                            2,312,375          1,243,304
  Futures Contracts                                       --                 --
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)   2,312,375          1,243,304
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       $1,940,768          $ 998,401
================================================================================

--------------------------------------------------------------------------------
                                                   TOTAL STOCK MARKET INDEX FUND
                                                    YEAR ENDED DECEMBER 31, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                           $ 531,482
  Interest                                                                1,531
  Security Lending                                                        3,454
--------------------------------------------------------------------------------
    Total Income                                                        536,467
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                                            113
    Management and Administrative
      Investor Shares                                                    33,196
      Admiral Shares                                                      7,841
      Institutional Shares                                                3,416
      VIPER Shares                                                        2,453
    Marketing and Distribution
      Investor Shares                                                     2,445
      Admiral Shares                                                        660
      Institutional Shares                                                  794
      VIPER Shares                                                          299
    Custodian Fees 654
    Auditing Fees 20
    Shareholders' Reports
      Investor Shares                                                       816
      Admiral Shares                                                         21
      Institutional Shares                                                   15
      VIPER Shares                                                           23
    Trustees' Fees and Expenses                                              36
--------------------------------------------------------------------------------
      Total Expenses                                                     52,802
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   483,665
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                           (329,740)
  Futures Contracts                                                      21,981
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                               (307,759)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                               9,012,637
  Futures Contracts                                                       1,316
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      9,013,953
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $9,189,859
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                              GROWTH                 VALUE
                                            INDEX FUND            INDEX FUND
                                        -----------------       ----------------
                                                YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                         2003       2002        2003        2002
                                        (000)      (000)       (000)       (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income              $ 65,483   $ 86,098    $ 82,699   $ 68,872
  Realized Net Gain (Loss)           (437,090)  (858,416)   (327,602)  (358,599)
  Change in Unrealized
  Appreciation (Depreciation)       2,312,375 (1,638,184)  1,243,304   (614,611)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations     1,940,768 (2,410,502)    998,401   (904,338)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                   (53,318)   (70,060)    (55,864)   (48,530)
    Admiral Shares                     (7,958)    (8,872)    (14,343)   (10,594)
    Institutional Shares               (6,561)    (8,738)    (11,117)   (12,094)
Realized Capital Gain
    Investor Shares                        --         --          --         --
    Admiral Shares                         --         --          --         --
    Institutional Shares                   --         --          --         --
--------------------------------------------------------------------------------
    Total Distributions               (67,837)   (87,670)    (81,324)   (71,218)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                     (21,541)  (319,751)     81,496   (143,326)
  Admiral Shares                      135,609     88,780     136,542     34,060
  Institutional Shares                (46,173)   (23,525)    (77,454)  (214,549)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
    Capital Share Transactions         67,895   (254,496)    140,584   (323,815)
--------------------------------------------------------------------------------
  Total Increase (Decrease)         1,940,826 (2,752,668)  1,057,661 (1,299,371)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period               7,519,130 10,271,798   3,170,285  4,469,656
--------------------------------------------------------------------------------
  End of Period                    $9,459,956 $7,519,130  $4,227,946 $3,170,285
================================================================================

--------------------------------------------------------------------------------
                                                             TOTAL STOCK MARKET
                                                                 INDEX FUND
                                                       -------------------------
                                                        YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                             2003           2002
                                                            (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                 $ 483,665     $ 331,288
  Realized Net Gain (Loss)                               (307,759)     (168,590)
  Change in Unrealized Appreciation (Depreciation)      9,013,953    (5,904,648)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                           9,189,859    (5,741,950)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                      (280,716)     (197,489)
    Admiral Shares                                        (92,244)      (55,661)
    Institutional Shares                                  (91,521)      (60,729)
    VIPER Shares                                          (28,586)      (18,616)
  Realized Capital Gain
    Investor Shares                                            --            --
    Admiral Shares                                             --            --
    Institutional Shares                                       --            --
    VIPER Shares                                               --            --
--------------------------------------------------------------------------------
    Total Distributions                                  (493,067)     (332,495)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                       4,707,953     2,207,858
  Admiral Shares                                        2,288,250     1,155,128
  Institutional Shares                                  2,034,942     1,291,353
  VIPER Shares                                            739,232       409,620
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions                          9,770,377     5,063,959
--------------------------------------------------------------------------------
  Total Increase (Decrease)                            18,467,169    (1,010,486)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  24,077,826    25,088,312
--------------------------------------------------------------------------------
  End of Period                                       $42,544,995   $24,077,826
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


GROWTH INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2003      2002     2001     2000     1999
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $19.95    $26.42   $30.57   $39.43   $31.67
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .169      .222     .181     .126     .207
  Net Realized and Unrealized Gain (Loss) on Investments     4.977   (6.465)  (4.144)  (8.861)    8.821
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         5.146   (6.243)  (3.963)  (8.735)    9.028
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.176)    (.227)   (.187)   (.125)   (.228)
  Distributions from Realized Capital Gains                     --        --       --       --  (1.040)
-------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.176)    (.227)   (.187)   (.125)  (1.268)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $24.92    $19.95   $26.42   $30.57   $39.43
=======================================================================================================
TOTAL RETURN*                                               25.92%   -23.68%  -12.93%  -22.21%   28.76%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $7,586    $6,094   $8,445  $11,162  $15,232
  Ratio of Total Expenses to Average Net Assets              0.23%     0.23%    0.22%    0.22%    0.22%
  Ratio of Net Investment Income to Average Net Assets       0.77%     0.97%    0.67%    0.33%    0.64%
  Portfolio Turnover Rate                                    44%**       23%      31%      33%      33%
=======================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Includes activity related to a change in the fund's target index. Portfolio turnover rate excluding in-kind redemptions was 42%.

GROWTH INDEX FUND ADMIRAL SHARES
-------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,      NOV. 13* TO
                                                            ----------------------------       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2003     2002        2001           2000
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $19.95   $26.42      $30.57         $33.12
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .188     .237        .194           .024
  Net Realized and Unrealized Gain (Loss) on Investments      4.977  (6.465)     (4.144)        (2.536)
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          5.165  (6.228)     (3.950)        (2.512)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.195)   (.242)      (.200)         (.038)
  Distributions from Realized Capital Gains                      --       --          --             --
-------------------------------------------------------------------------------------------------------
    Total Distributions (.195) (.242) (.200) (.038)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $24.92   $19.95      $26.42         $30.57
=======================================================================================================
TOTAL RETURN                                                 26.03%  -23.62%     -12.88%         -7.59%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $1,092     $751        $906           $709
  Ratio of Total Expenses to Average Net Assets               0.15%    0.15%       0.17%        0.17%**
  Ratio of Net Investment Income to Average Net Assets        0.84%    1.05%       0.74%        0.56%**
  Portfolio Turnover Rate                                      44%+      23%         31%            33%
=======================================================================================================

*Inception.
**Annualized.
+Includes activity related to a change in the fund's target index. Portfolio turnover rate excluding in-kind redemptions was 42%.

GROWTH INDEX FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2003      2002     2001     2000     1999
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $19.95   $26.42   $30.57   $39.44   $31.67
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .199     .248     .213     .156     .249
  Net Realized and Unrealized Gain (Loss) on Investments      4.977  (6.465)  (4.144)  (8.861)    8.821
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          5.176  (6.217)  (3.931)  (8.705)    9.070
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.206)   (.253)   (.219)   (.165)   (.260)
  Distributions from Realized Capital Gains                      --       --       --       --  (1.040)
-------------------------------------------------------------------------------------------------------
      Total Distributions                                    (.206)   (.253)   (.219)   (.165)  (1.300)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $24.92   $19.95   $26.42   $30.57   $39.44
=======================================================================================================
TOTAL RETURN                                                 26.09%  -23.58%  -12.82%  -22.14%   28.91%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                         $782     $675     $921     $948     $452
  Ratio of Total Expenses to Average Net Assets               0.10%    0.10%    0.10%    0.12%    0.12%
  Ratio of Net Investment Income to Average Net Assets        0.92%    1.10%    0.80%    0.44%    0.74%
  Portfolio Turnover Rate                                      44%*      23%      31%      33%      33%
=======================================================================================================

*Includes activity related to a change in the fund's target index. Portfolio turnover rate excluding in-kind redemptions was 42%.

FINANCIAL HIGHLIGHTS (CONTINUED)

VALUE INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2003     2002     2001     2000     1999
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.65   $18.90   $22.87   $22.89   $22.51
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .378     .303     .309     .355     .355
  Net Realized and Unrealized Gain (Loss) on Investments      4.294  (4.238)  (2.986)     .963    2.342
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          4.672  (3.935)  (2.677)    1.318    2.697
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.372)   (.315)   (.316)   (.358)   (.362)
  Distributions from Realized Capital Gains                      --       --   (.977)   (.980)  (1.955)
-------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.372)   (.315)  (1.293)  (1.338)  (2.317)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $18.95   $14.65   $18.90   $22.87   $22.89
=======================================================================================================
TOTAL RETURN*                                                32.25%  -20.91%  -11.88%    6.08%   12.57%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $2,921   $2,197   $3,018   $3,450   $3,378
  Ratio of Total Expenses to Average Net Assets               0.23%    0.23%    0.22%    0.22%    0.22%
  Ratio of Net Investment Income to Average Net Assets        2.38%    1.80%    1.51%    1.60%    1.59%
  Portfolio Turnover Rate                                     47%**      26%      38%      37%      41%
=======================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Includes activity related to a change in the fund's target index. Portfolio turnover rate excluding in-kind redemptions was 44%.

VALUE INDEX FUND ADMIRAL SHARES
-------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,      NOV. 13* TO
                                                            ----------------------------       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2003     2002        2001           2000
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.65   $18.90      $22.87         $22.86
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .392     .315        .318           .045
  Net Realized and Unrealized Gain (Loss) on Investments      4.294  (4.238)     (2.986)           .635
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          4.686  (3.923)     (2.668)           .680
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.386)   (.327)      (.325)         (.100)
  Distributions from Realized Capital Gains                      --       --      (.977)         (.570)
-------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.386)   (.327)     (1.302)         (.670)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $18.95   $14.65      $18.90         $22.87
=======================================================================================================
TOTAL RETURN                                                 32.36%  -20.85%     -11.83%          3.13%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                         $773     $480        $587           $248
  Ratio of Total Expenses to Average Net Assets               0.15%    0.15%       0.17%        0.17%**
  Ratio of Net Investment Income to Average Net Assets        2.48%    1.88%       1.57%        0.19%**
  Portfolio Turnover Rate                                      47%+      26%         38%            37%
=======================================================================================================

*Inception.
**Annualized.
+Includes activity related to a change in the fund's target index. Portfolio turnover rate excluding in-kind redemptions was 44%.

VALUE INDEX FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2003     2002     2001     2000     1999
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.65   $18.90   $22.87   $22.89   $22.51
-------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                        .400     .322     .333     .377     .377
  Net Realized and Unrealized Gain (Loss) on Investments      4.294  (4.238)  (2.986)     .963    2.342
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          4.694  (3.916)  (2.653)    1.340    2.719
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.394)   (.334)   (.340)   (.380)   (.384)
  Distributions from Realized Capital Gains                      --       --   (.977)   (.980)  (1.955)
-------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.394)   (.334)  (1.317)  (1.360)  (2.339)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $18.95   $14.65   $18.90   $22.87   $22.89
=======================================================================================================
Total Return                                                 32.42%  -20.81%  -11.77%    6.19%   12.67%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                         $534     $494     $865   $1,082     $460
  Ratio of Total Expenses to Average Net Assets               0.10%    0.10%    0.10%    0.12%    0.12%
  Ratio of Net Investment Income to Average Net Assets        2.46%    1.91%    1.63%    1.70%    1.68%
  Portfolio Turnover Rate                                      47%*      26%      38%      37%      41%
=======================================================================================================

*Includes activity related to a change in the fund's target index. Portfolio turnover rate excluding in-kind redemptions was 44%.


TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2003     2002     2001     2000     1999
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $20.07   $25.74   $29.26   $33.22   $27.42
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .325     .295     .310     .331     .317
  Net Realized and Unrealized Gain (Loss) on Investments      5.922  (5.672)  (3.533)  (3.815)    6.133
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          6.247  (5.377)  (3.223)  (3.484)    6.450
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.327)   (.293)   (.297)   (.336)   (.330)
  Distributions from Realized Capital Gains                      --       --       --   (.140)   (.320)
-------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.327)   (.293)   (.297)   (.476)   (.650)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $25.99   $20.07   $25.74   $29.26   $33.22
=======================================================================================================
TOTAL RETURN*                                                31.35%  -20.96%  -10.97%  -10.57%   23.81%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $24,059  $14,254  $15,781  $16,856  $18,133
  Ratio of Total Expenses to Average Net Assets               0.20%    0.20%    0.20%    0.20%    0.20%
  Ratio of Net Investment Income to Average Net Assets        1.49%    1.32%    1.11%    1.04%    1.15%
  Portfolio Turnover Rate                                      2%**     4%**     7%**       7%       3%
=======================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Includes activity related to a change in the fund's target index. Portfolio turnover rates excluding in-kind redemptions were 2%, 2%, and 3%, respectively.

TOTAL STOCK MARKET INDEX FUND ADMIRAL SHARES
-------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,      NOV. 13* TO
                                                            ----------------------------       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2003     2002        2001           2000
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $20.07   $25.75      $29.26         $30.22
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .336     .296        .332           .049
  Net Realized and Unrealized Gain (Loss) on Investments      5.922  (5.672)     (3.533)         (.830)
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          6.258  (5.376)     (3.201)         (.781)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.338)   (.304)      (.309)         (.099)
  Distributions from Realized Capital Gains                      --       --          --         (.080)
-------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.338)   (.304)      (.309)         (.179)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $25.99   $20.07      $25.75         $29.26
=======================================================================================================
TOTAL RETURN                                                 31.42%  -20.95%     -10.89%         -2.55%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $7,969   $4,069      $3,894         $2,104
  Ratio of Total Expenses to Average Net Assets               0.15%    0.15%       0.15%        0.15%**
  Ratio of Net Investment Income to Average Net Assets        1.54%    1.39%       1.17%        1.23%**
  Portfolio Turnover Rate                                       2%+      4%+         7%+             7+
=======================================================================================================

*Inception.
**Annualized.
+Includes activity related to a change in the fund's target index. Portfolio turnover rates excluding in-kind redemptions were 2%, 2%, and 3%, respectively.

TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2003     2002     2001     2000     1999
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $20.07   $25.75   $29.27   $33.22   $27.42
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .360     .311     .341     .371     .344
  Net Realized and Unrealized Gain (Loss) on Investments      5.922  (5.672)  (3.533)  (3.815)    6.133
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          6.282  (5.361)  (3.192)  (3.444)    6.477
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.352)   (.319)   (.328)   (.366)   (.357)
  Distributions from Realized Capital Gains                      --       --       --   (.140)   (.320)
-------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.352)   (.319)   (.328)   (.506)   (.677)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $26.00   $20.07   $25.75   $29.27   $33.22
=======================================================================================================
TOTAL RETURN                                                 31.55%  -20.90%  -10.85%  -10.46%   23.93%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $8,000   $4,466   $4,217   $4,272   $4,006
  Ratio of Total Expenses to Average Net Assets               0.08%    0.08%    0.08%    0.10%    0.10%
  Ratio of Net Investment Income to Average Net Assets        1.62%    1.45%    1.23%    1.14%    1.26%
  Portfolio Turnover Rate                                       2%*      4%*      7%*       7%       3%
=======================================================================================================

*Includes activity related to a change in the fund's target index. Portfolio turnover rates excluding in-kind redemptions were 2%, 2%, and 3%, respectively

TOTAL STOCK MARKET INDEX FUND VIPER SHARES
-------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED
                                                                          DECEMBER 31,       MAY 24* TO
                                                                     -------------------       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                          2003        2002           2001
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 82.47     $105.80        $118.46
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                1.381       1.259           .843
  Net Realized and Unrealized Gain (Loss) on Investments              24.341    (23.337)       (12.515)
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  25.722    (22.078)       (11.672)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                               (1.382)     (1.252)         (.988)
  Distributions from Realized Capital Gains                               --          --             --
-------------------------------------------------------------------------------------------------------
    Total Distributions                                              (1.382)     (1.252)         (.988)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $106.81     $ 82.47        $105.80
=======================================================================================================
TOTAL RETURN                                                          31.43%     -20.94%         -9.82%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                $2,517      $1,290         $1,195
  Ratio of Total Expenses to Average Net Assets                        0.15%       0.15%        0.15%**
  Ratio of Net Investment Income to Average Net Assets                 1.54%       1.38%        1.26%**
  Portfolio Turnover Rate                                                2%+         4%+            7%+
=======================================================================================================

*Inception.
**Annualized.
+Includes activity related to a change in the fund's target index. Portfolio turnover rates excluding in-kind redemptions were 2%, 2%, and 3%, respectively.









SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Growth Index, Value Index, and Total Stock Market Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Growth Index and Value Index Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Total Stock Market Index Fund offers four classes of shares:
Investor  Shares,  Admiral  Shares,  Institutional  Shares,  and  VIPER  Shares.
Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2 FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts based upon the following indexes are used: S&P 500 Index (Growth Index Fund, Value Index Fund, and Total Stock Market Index Fund), S&P MidCap 400 Index (Total Stock Market Index Fund), Russell 2000 Index (Total Stock Market Index Fund).

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                CAPITAL CONTRIBUTION        PERCENTAGE             PERCENTAGE OF
                         TO VANGUARD           OF FUND                VANGUARD'S
INDEX FUND                     (000)        NET ASSETS            CAPITALIZATION
--------------------------------------------------------------------------------
Growth                        $1,459             0.02%                     1.46%
Value                            615             0.01                      0.61
Total Stock Market             6,333             0.01                      6.33
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2003, the Growth Index, Value Index and Total Stock Market Index Funds realized $82,296,000, $38,697,000, and $59,180,000, respectively, of net capital gains resulting from in-kind redemptions--in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At December 31, 2003, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                            AMOUNT AVAILABLE
                             FOR DISTRIBUTION              CAPITAL LOSSES
                       ------------------------        -------------------------
                       ORDINARY       LONG-TERM               EXPIRATION: FISCAL
                         INCOME    CAPITAL GAIN        AMOUNT       YEARS ENDING
INDEX FUND                (000)           (000)         (000)        DECEMBER 31
--------------------------------------------------------------------------------
Growth                    $ 616              --    $3,672,554          2008-2012
Value                       893              --       913,086          2010-2012
Total Stock Market        3,989              --     1,068,601          2009-2012
--------------------------------------------------------------------------------

At December 31, 2003, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                    (000)
                            ----------------------------------------------------
                                                                  NET UNREALIZED
                            APPRECIATED          DEPRECIATED        APPRECIATION
INDEX FUND                   SECURITIES           SECURITIES      (DEPRECIATION)
--------------------------------------------------------------------------------
Growth                       $2,349,012           $ (248,407)         $2,100,605
Value                           855,334             (361,716)            493,618
Total Stock Market            7,370,186           (3,777,798)          3,592,388
--------------------------------------------------------------------------------

At December 31, 2003, the aggregate settlement value of open futures contracts expiring in March 2004 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                             (000)
                                                --------------------------------
                                                   AGGREGATE          UNREALIZED
                                    NUMBER OF     SETTLEMENT        APPRECIATION
INDEX FUND/FUTURES CONTRACTS   LONG CONTRACTS          VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
Total Stock Market/
  Russell 2000 Index                       14        $ 3,900                $ 86
  S&P 500 Index                           120         33,318                 105
  S&P MidCap 400 Index                     30          8,641                 119
  E-mini S&P 500 Index                     94          5,220                  --
--------------------------------------------------------------------------------

Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

D. During the year ended December 31, 2003, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                             (000)
                                                --------------------------------
INDEX FUND                                         PURCHASES               SALES
--------------------------------------------------------------------------------
Growth                                           $ 3,722,121          $3,655,281
Value                                              1,762,492           1,621,644
Total Stock Market                                10,479,326             657,216
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at December 31, 2003, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                             (000)
                                                --------------------------------
                                                MARKET VALUE                CASH
                                                   OF LOANED          COLLATERAL
INDEX FUND                                        SECURITIES            RECEIVED
--------------------------------------------------------------------------------
Growth                                               $ 5,374             $ 5,735
Value                                                  7,727               7,981
Total Stock Market                                   422,104             467,633
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

-------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------
                                                                 2003                      2002
                                                     -----------------------    -----------------------
                                                          AMOUNT      SHARES        AMOUNT       SHARES
INDEX FUND                                                 (000)       (000)         (000)        (000)
-------------------------------------------------------------------------------------------------------
GROWTH
Investor Shares
  Issued                                             $ 1,112,070      50,491    $1,155,407       51,026
  Issued in Lieu of Cash Distributions                    48,439       2,221        64,183        3,026
  Redeemed                                            (1,182,050)    (53,735)   (1,539,341)     (68,271)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Investor Shares             (21,541)     (1,023)     (319,751)     (14,219)
                                                     ---------------------------------------------------
Admiral Shares
  Issued                                                 319,578      14,466       334,819       14,388
  Issued in Lieu of Cash Distributions                     6,879         313         7,507          355
  Redeemed                                              (190,848)     (8,613)     (253,546)     (11,400)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Admiral Shares              135,609       6,166        88,780        3,343
                                                     ---------------------------------------------------
Institutional Shares
  Issued                                                 358,863      16,602       296,930       12,916
  Issued in Lieu of Cash Distributions                     5,769         265         8,074          381
  Redeemed                                              (410,805)    (19,312)     (328,529)     (14,342)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Institutional Shares        (46,173)     (2,445)      (23,525)      (1,045)
--------------------------------------------------------------------------------------------------------

notes to financial statements (continued)

-------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------
                                                                 2003                      2002
                                                     -----------------------    -----------------------
                                                          AMOUNT      SHARES        AMOUNT       SHARES
INDEX FUND                                                 (000)       (000)         (000)        (000)
-------------------------------------------------------------------------------------------------------
VALUE
Investor Shares
  Issued                                               $ 607,551      37,231     $ 603,011       36,010
  Issued in Lieu of Cash Distributions                    51,413       3,062        44,772        2,868
  Redeemed                                              (577,468)    (36,125)     (791,109)     (48,545)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Investor Shares              81,496       4,168      (143,326)      (9,667)
                                                     ---------------------------------------------------
Admiral Shares
  Issued                                                 304,350      18,620       308,314       18,151
  Issued in Lieu of Cash Distributions                    12,109         719         8,803          564
  Redeemed                                              (179,917)    (11,285)     (283,057)     (16,995)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Admiral Shares              136,542       8,054        34,060        1,720
                                                     ---------------------------------------------------
Institutional Shares
  Issued                                                 236,300      14,799       213,528       12,571
  Issued in Lieu of Cash Distributions                     9,799         591        10,995          701
  Redeemed                                              (323,553)    (20,938)     (439,072)     (25,343)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Institutional Shares        (77,454)     (5,548)     (214,549)     (12,071)
--------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET
Investor Shares
  Issued                                             $ 7,122,285     324,147   $ 4,425,830      197,493
  Issued in Lieu of Cash Distributions                   267,229      11,591       186,853        8,717
  Redeemed                                            (2,681,561)   (120,340)   (2,404,825)    (108,975)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Investor Shares           4,707,953     215,398     2,207,858       97,235
                                                     ---------------------------------------------------
Admiral Shares
  Issued                                               3,028,715     136,668     1,958,681       88,190
  Issued in Lieu of Cash Distributions                    78,377       3,392        46,963        2,198
  Redeemed                                              (818,842)    (36,234)     (850,516)     (38,902)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Admiral Shares            2,288,250     103,826     1,155,128       51,486
                                                     ---------------------------------------------------
Institutional Shares
  Issued                                               3,065,400     130,293     1,925,666       87,123
  Issued in Lieu of Cash Distributions                    77,606       3,353        50,565        2,361
  Redeemed                                            (1,108,064)    (48,413)     (684,878)     (30,787)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Institutional Shares      2,034,942      85,233     1,291,353       58,697
                                                     ---------------------------------------------------
VIPER Shares
  Issued                                                 782,045       8,467       774,929        8,336
  Issued in Lieu of Cash Distributions                       969          11           357            4
  Redeemed                                               (43,782)       (550)     (365,666)      (4,000)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--VIPER Shares                739,232       7,928       409,620        4,340
--------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the statements of net assets appearing herein and in the insert to this annual report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Index Fund, Value Index Fund, and Total Stock Market Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP Philadelphia, Pennsylvania


February 3, 2004


--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION

(UNAUDITED)   FOR  VANGUARD   U.S.   STOCK  INDEX  FUNDS   (LARGE-CAPITALIZATION
PORTFOLIOS)

This information for the fiscal year ended December 31, 2003, is included pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

        ----------------------------------------------
        INDEX FUND                          PERCENTAGE
        ----------------------------------------------
        Growth                                   100%
        Value                                    100
        Total Stock Market                       100
        ----------------------------------------------

The funds distributed the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by each fund was provided to individual shareholders on their 2003 Form 1099-DIV.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM
--------------------------------------------------------------------------------

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM was built for you--and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE
Use our PLANNING & Advice and RESEARCH FUNDS & Stocks sections to:

* Determine what asset allocation might best suit your needs--by taking our Investor Questionnaire.
* Find out how much to save for retirement and your children's college education-- by using our planning tools.
* Learn how to achieve your goals--by reading our PlainTalk(R) investment guides.
* Find your next fund--by using the Compare Funds, Compare Costs, and Narrow Your Fund Choices tools.
* Look up fund price, performance history, and distribution information--in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to Vanguard.com to:

* See what you own (at  Vanguard and  elsewhere)  and how your  investments  are doing.
* Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
* Analyze your portfolio's holdings and performance.
* Open new accounts, buy and sell shares, and exchange money between funds--securely and easily.
* Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers.

Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR

It may be an obvious point, but if you invest as much in your IRA as the law allows-- currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

MAKE IT AUTOMATIC
Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

CONSIDER COST
The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS
Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit VANGUARD.COM. You can open or fund your IRA on our website and have a confirmation in your hand within minutes.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (118)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (118)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (118)                Chairman (January-September 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (118)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (116)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (118)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (118)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (118)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (118)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

[VANGUARD SHIP LOGO]
THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Admiral, PlainTalk, VIPER, VIPERs, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2004 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q850 022004

AS OF 12/31/2003

VANGUARD(R)U.S. STOCK INDEX FUNDS
TOTAL STOCK MARKET INDEX FUND

STATEMENT OF NET ASSETS

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Auditors, all of which appear in the accompanying report.

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
General Electric Co.                              32,473,695          $1,006,035
  Microsoft Corp.                              34,969,239                963,053
  ExxonMobil Corp.                             21,377,179                876,464
  Pfizer Inc.                                  24,681,610                872,001
  Citigroup, Inc.                              16,683,962                809,840
  Wal-Mart Stores, Inc.                        13,996,723                742,526
  Intel Corp.                                  21,125,510                680,241
  American International
    Group, Inc.                                 8,434,523                559,040
* Cisco Systems, Inc.                          22,326,517                542,311
  International Business
    Machines Corp.                              5,564,191                515,689
  Johnson & Johnson                             9,599,445                495,907
  The Procter & Gamble Co.                      4,193,899                418,887
  The Coca-Cola Co.                             7,928,655                402,379
  Bank of America Corp.                         4,805,346                386,494
  Altria Group, Inc.                            6,569,146                357,493
  Merck & Co., Inc.                             7,195,993                332,455
  Wells Fargo & Co.                             5,472,309                322,264
  Verizon Communications                        8,931,329                313,311
  ChevronTexaco Corp.                           3,457,262                298,673
* Berkshire Hathaway Inc.
    Class A                                         3,410                287,293
* Dell Inc.                                     8,280,867                281,218
  SBC Communications Inc.                      10,707,274                279,139
  United Parcel Service, Inc.                   3,635,993                271,063
* Time Warner, Inc.                            14,624,044                263,087
  Home Depot, Inc.                              7,358,477                261,152
  PepsiCo, Inc.                                 5,552,298                258,848
* Amgen, Inc.                                   4,171,941                257,826
  Eli Lilly & Co.                               3,631,728                255,419
  Viacom Inc. Class B                           5,480,120                243,208
  J.P. Morgan Chase & Co.                       6,598,633                242,368
  Fannie Mae                                    3,142,544                235,879
  Abbott Laboratories                           5,056,138                235,616
  Hewlett-Packard Co.                           9,861,417                226,517
* Oracle Corp.                                 16,903,868                223,131
* Comcast Corp. Class A                         6,625,013                217,764
  3M Co.                                        2,538,491                215,848
  Morgan Stanley                                3,502,764                202,705
  American Express Co.                          4,160,121                200,643
  Wachovia Corp.                                4,281,297                199,466
  Medtronic, Inc.                               3,920,106                190,556

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  U.S. Bancorp                                  6,237,957                185,766
  Wyeth                                         4,307,344                182,847
  Merrill Lynch & Co., Inc.                     3,062,923                179,640
  Bristol-Myers Squibb Co.                      6,272,016                179,380
  BellSouth Corp.                               5,977,147                169,153
  Bank One Corp.                                3,615,557                164,833
  Texas Instruments, Inc.                       5,597,207                164,446
  The Walt Disney Co.                           6,615,106                154,330
  The Goldman Sachs Group, Inc.                 1,531,340                151,189
  FleetBoston Financial Corp.                   3,410,634                148,874
  E.I. du Pont de Nemours & Co.                 3,223,787                147,940
  ConocoPhillips Co.                            2,201,810                144,373
  United Technologies Corp.                     1,521,868                144,227
  Lowe's Cos., Inc.                             2,543,207                140,868
  QUALCOMM Inc.                                 2,587,636                139,551
  Anheuser-Busch Cos., Inc.                     2,635,103                138,817
* eBay Inc.                                     2,089,289                134,947
  Freddie Mac                                   2,250,071                131,224
  Dow Chemical Co.                              2,977,183                123,762
* Applied Materials, Inc.                       5,378,883                120,756
  Walgreen Co.                                  3,315,666                120,624
  Gillette Co.                                  3,272,156                120,186
  Washington Mutual, Inc.                       2,909,635                116,735
  The Boeing Co.                                2,720,734                114,652
  Target Corp.                                  2,947,897                113,199
  UnitedHealth Group Inc.                       1,897,353                110,388
  Fifth Third Bancorp                           1,840,342                108,764
  Alcoa Inc.                                    2,798,704                106,351
  Motorola, Inc.                                7,528,403                105,925
  Schlumberger Ltd.                             1,893,438                103,609
* Liberty Media Corp.                           8,705,046                103,503
  MBNA Corp.                                    4,132,268                102,687
  McDonald's Corp.                              4,104,757                101,921
* EMC Corp.                                     7,774,967                100,453
* Nextel Communications, Inc.                   3,556,053                 99,783
  Allstate Corp.                                2,275,517                 97,893
* Boston Scientific Corp.                       2,649,361                 97,391
  First Data Corp.                              2,357,133                 96,855
  General Motors Corp.                          1,813,625                 96,848
  Kimberly-Clark Corp.                          1,631,499                 96,405
* Yahoo! Inc.                                   2,125,977                 96,030
  Ford Motor Co.                                5,921,921                 94,751
  Caterpillar, Inc.                             1,123,064                 93,237
  Clear Channel
    Communications, Inc.                        1,990,910                 93,234
  Honeywell International Inc.                  2,788,061                 93,205
  Emerson Electric Co.                          1,360,932                 88,120
  Colgate-Palmolive Co.                         1,737,545                 86,964
  Cardinal Health, Inc.                         1,400,285                 85,641
  Illinois Tool Works, Inc.                       996,586                 83,624
  The Bank of New York Co., Inc.                2,501,946                 82,864
  Metropolitan Life Insurance Co.               2,458,503                 82,778
  Schering-Plough Corp.                         4,752,430                 82,645
  Marsh & McLennan Cos., Inc.                   1,714,951                 82,129
  Carnival Corp.                                2,037,252                 80,940
  Gannett Co., Inc.                               876,722                 78,169
  Sysco Corp.                                   2,093,046                 77,924
  Automatic Data Processing, Inc.               1,922,561                 76,153
  Lockheed Martin Corp.                         1,458,240                 74,954
* Forest Laboratories, Inc.                     1,182,600                 73,085
  Prudential Financial, Inc.                    1,748,129                 73,019
* Cendant Corp.                                 3,276,892                 72,976
  Southern Co.                                  2,368,117                 71,636
* InterActiveCorp                               2,092,501                 70,999
  Exelon Corp.                                  1,057,679                 70,188
* AT&T Wireless Services Inc.                   8,779,060                 70,145
  HCA Inc.                                      1,602,558                 68,846
  BB&T Corp.                                    1,767,859                 68,310
* Amazon.com, Inc.                              1,297,234                 68,286
  Newmont Mining Corp.
    (Holding Co.)                               1,397,426                 67,929
  Lehman Brothers Holdings, Inc.                  878,229                 67,817
  The Gap, Inc.                                 2,897,278                 67,246
  International Paper Co.                       1,553,905                 66,989
  Dominion Resources, Inc.                      1,049,289                 66,976
* Genentech, Inc.                                 713,622                 66,774
  National City Corp.                           1,966,176                 66,732
* Cox Communications, Inc.
    Class A                                     1,917,457                 66,056
  FedEx Corp.                                     964,753                 65,121
  SunTrust Banks, Inc.                            910,531                 65,103
  Guidant Corp.                                 1,005,847                 60,552
  Baxter International, Inc.                    1,973,819                 60,241
  Duke Energy Corp.                             2,935,105                 60,023
  AFLAC Inc.                                    1,658,661                 60,010
  Progressive Corp. of Ohio                       698,642                 58,399
  NIKE, Inc. Class B                              848,783                 58,108
  General Dynamics Corp.                          639,561                 57,810
  Union Pacific Corp.                             825,393                 57,348
  Northrop Grumman Corp.                          592,367                 56,630
  State Street Corp.                            1,081,049                 56,301
  Waste Management, Inc.                        1,883,837                 55,762
  Sara Lee Corp.                                2,555,991                 55,491
  Travelers Property Casualty
    Corp. Class B                               3,249,778                 55,149
* Zimmer Holdings, Inc.                           782,138                 55,063
* Costco Wholesale Corp.                        1,480,477                 55,044
  SLM Corp.                                     1,458,140                 54,943
  Stryker Corp.                                   645,195                 54,848
  General Mills, Inc.                           1,207,557                 54,702
  Best Buy Co., Inc.                            1,046,766                 54,683
  Analog Devices, Inc.                          1,188,334                 54,247
  The Hartford Financial
    Services Group Inc.                           915,032                 54,014

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Omnicom Group Inc.                              614,578                 53,671
  Maxim Integrated
    Products, Inc.                              1,062,790                 52,927
  Occidental Petroleum Corp.                    1,245,645                 52,616
  Tribune Co.                                   1,009,922                 52,112
  Charles Schwab Corp.                          4,387,488                 51,948
  AT&T Corp.                                    2,555,178                 51,870
  Avon Products, Inc.                             764,981                 51,629
* Veritas Software Corp.                        1,382,895                 51,388
  Computer Associates
    International, Inc.                         1,872,924                 51,206
  Golden West Financial Corp.                     491,437                 50,711
  Deere & Co.                                     776,213                 50,493
  Kellogg Co.                                   1,320,070                 50,268
* Kohl's Corp.                                  1,099,692                 49,420
  PNC Financial Services Group                    896,753                 49,079
* Hughes Electronics Corp.                      2,940,147                 48,659
* WellPoint Health Networks Inc.
    Class A                                       501,528                 48,643
  Sprint Corp.                                  2,923,590                 48,005
* Sun Microsystems, Inc.                       10,565,265                 47,438
  ALLTEL Corp.                                  1,009,541                 47,024
  Harley-Davidson, Inc.                           980,156                 46,587
  CVS Corp.                                     1,278,038                 46,163
* Electronic Arts Inc.                            963,680                 46,045
  ConAgra Foods, Inc.                           1,737,438                 45,851
  Capital One Financial Corp.                     746,906                 45,778
  Danaher Corp.                                   496,824                 45,584
  Weyerhaeuser Co.                                710,920                 45,499
  Paychex, Inc.                                 1,219,649                 45,371
  Countrywide Financial Corp.                     596,001                 45,207
* Agilent Technologies, Inc.                    1,538,459                 44,985
* Corning, Inc.                                 4,304,471                 44,896
  Mellon Financial Corp.                        1,391,461                 44,680
* The Kroger Co.                                2,411,150                 44,630
* Staples, Inc.                                 1,602,862                 43,758
  The McGraw-Hill Cos., Inc.                      619,864                 43,341
  Devon Energy Corp.                              752,930                 43,113
* Xilinx, Inc.                                  1,107,931                 42,921
  Apache Corp.                                    524,314                 42,522
  Linear Technology Corp.                       1,010,577                 42,515
  Franklin Resources Corp.                        812,333                 42,290
  Entergy Corp.                                   740,019                 42,277
* Starbucks Corp.                               1,265,148                 41,826
* Bed Bath & Beyond, Inc.                         958,410                 41,547
  H.J. Heinz Co.                                1,138,957                 41,492
  Anadarko Petroleum Corp.                        812,307                 41,436
* Univision Communications Inc.                 1,043,655                 41,423
  The Chubb Corp.                                 607,598                 41,377
  Southwest Airlines Co.                        2,548,580                 41,134
  Masco Corp.                                   1,497,977                 41,060
  Wm. Wrigley Jr. Co.                             727,104                 40,871
  Raytheon Co.                                  1,347,305                 40,473
  Praxair, Inc.                                 1,051,768                 40,178
  International Game
    Technology                                  1,120,234                 39,992
  KeyCorp                                       1,356,963                 39,786
  American Electric Power
    Co., Inc.                                   1,279,089                 39,025
* Biogen Idec Inc.                              1,061,007                 39,024
  FPL Group, Inc.                                 594,925                 38,920
  Air Products & Chemicals, Inc.                  735,470                 38,855
  Burlington Northern
    Santa Fe Corp.                              1,200,739                 38,844
* Apollo Group, Inc. Class A                      570,674                 38,806
* Lucent Technologies, Inc.                    13,575,000                 38,553
  M & T Bank Corp.                                388,328                 38,173
  Electronic Data Systems Corp.                 1,553,768                 38,129
* Gilead Sciences, Inc.                           655,418                 38,106
  Ingersoll-Rand Co.                              561,109                 38,088
  FirstEnergy Corp.                             1,066,841                 37,553
  Sears, Roebuck & Co.                            821,058                 37,350
* PG&E Corp.                                    1,342,311                 37,276
  Equity Office Properties
    Trust REIT                                  1,293,138                 37,048
* KLA-Tencor Corp.                                630,062                 36,966
  Halliburton Co.                               1,416,930                 36,840
  TJX Cos., Inc.                                1,632,516                 35,997
  Progress Energy, Inc.                           793,412                 35,910
* Genzyme Corp.--General Division                 725,406                 35,792
  Burlington Resources, Inc.                      643,155                 35,618
  Campbell Soup Co.                             1,327,361                 35,573
* Xerox Corp.                                   2,563,681                 35,379
  PPG Industries, Inc.                            549,688                 35,191
  SouthTrust Corp.                              1,073,855                 35,147
  John Hancock Financial
    Services, Inc.                                935,920                 35,097
  Baker Hughes, Inc.                            1,083,674                 34,851
* Chiron Corp.                                    607,651                 34,630
  Marriott International, Inc.
    Class A                                       748,664                 34,588
  The Principal Financial
    Group, Inc.                                 1,044,838                 34,553
* Symantec Corp.                                  996,900                 34,543
* St. Jude Medical, Inc.                          558,131                 34,241
* Intuit, Inc.                                    642,463                 33,993
  Johnson Controls, Inc.                          292,300                 33,942
  Becton, Dickinson & Co.                         821,595                 33,800
  Fortune Brands, Inc.                            472,514                 33,780
* Anthem, Inc.                                    447,445                 33,558
* Broadcom Corp.                                  980,118                 33,412
  Aetna Inc.                                      493,750                 33,368
  Public Service Enterprise
    Group, Inc.                                   760,838                 33,325

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Fox Entertainment Group, Inc.
    Class A                                     1,140,239                 33,238
  Marathon Oil Corp.                            1,003,580                 33,208
  The Clorox Co.                                  682,747                 33,154
  Northern Trust Corp.                            713,430                 33,117
* Yum! Brands, Inc.                               952,119                 32,753
* Lexmark International, Inc.                     416,078                 32,720
  Allergan, Inc.                                  422,412                 32,445
  Hershey Foods Corp.                             421,199                 32,428
  Coca-Cola Enterprises, Inc.                   1,472,387                 32,201
  PACCAR, Inc.                                    377,832                 32,161
  H & R Block, Inc.                               577,383                 31,970
  Archer-Daniels-Midland Co.                    2,091,746                 31,836
  Comerica, Inc.                                  567,531                 31,816
  Consolidated Edison Inc.                        729,437                 31,373
* Safeway, Inc.                                 1,431,266                 31,359
  Unocal Corp.                                    838,428                 30,879
  Rohm & Haas Co.                                 720,565                 30,775
  Pitney Bowes, Inc.                              755,973                 30,708
  McKesson Corp.                                  943,234                 30,334
  Limited Brands, Inc.                          1,673,169                 30,167
  Biomet, Inc.                                    828,356                 30,160
  Norfolk Southern Corp.                        1,264,147                 29,897
  Adobe Systems, Inc.                             758,070                 29,792
* Medco Health Solutions, Inc.                    875,401                 29,755
  Loews Corp.                                     600,356                 29,688
  St. Paul Cos., Inc.                             738,675                 29,288
  Moody's Corp.                                   481,933                 29,181
  Kraft Foods Inc.                                905,649                 29,180
  Simon Property Group, Inc. REIT                 619,510                 28,708
  Synovus Financial Corp.                         977,072                 28,257
  Marshall & Ilsley Corp.                         732,847                 28,031
  AmSouth Bancorp                               1,137,306                 27,864
* Altera Corp.                                  1,226,503                 27,842
  Cintas Corp.                                    552,668                 27,705
* PeopleSoft, Inc.                              1,212,766                 27,651
  MBIA, Inc.                                      466,386                 27,624
  Federated Department
    Stores, Inc.                                  585,798                 27,609
  May Department Stores Co.                       934,647                 27,170
* EchoStar Communications
    Corp. Class A                                 797,275                 27,107
  UnionBanCal Corp.                               470,539                 27,075
  Albertson's, Inc.                             1,188,421                 26,918
* Computer Sciences Corp.                         607,008                 26,848
  Mattel, Inc.                                  1,390,371                 26,792
  Regions Financial Corp.                         719,576                 26,768
* Micron Technology, Inc.                       1,977,362                 26,635
  Eaton Corp.                                     246,218                 26,587
* Berkshire Hathaway
    Inc. Class B                                    9,393                 26,441
  Equity Residential REIT                         892,165                 26,328
  CIGNA Corp.                                     454,409                 26,129
  Dover Corp.                                     656,120                 26,081
* SunGard Data Systems, Inc.                      930,774                 25,792
  Bear Stearns Co., Inc.                          319,515                 25,545
  Georgia Pacific Group                           823,393                 25,253
  Textron, Inc.                                   440,707                 25,147
  PPL Corp.                                       573,646                 25,097
* Apple Computer, Inc.                          1,172,473                 25,056
  Charter One Financial, Inc.                     723,048                 24,981
  TXU Corp.                                     1,049,629                 24,897
* Transocean Inc.                               1,036,798                 24,894
  CSX Corp.                                       692,238                 24,879
  CIT Group Inc.                                  689,893                 24,802
* Fiserv, Inc.                                    626,866                 24,767
  E.W. Scripps Co. Class A                        261,524                 24,620
* Quest Diagnostics, Inc.                         336,465                 24,599
* AutoZone Inc.                                   287,503                 24,498
  Washington Post Co. Class B                      30,861                 24,423
  Monsanto Co.                                    847,472                 24,390
* Qwest Communications
    International Inc.                          5,640,858                 24,369
  Aon Corp.                                     1,014,429                 24,285
  Freeport-McMoRan Copper &
    Gold, Inc. Class B                            575,484                 24,245
  Ameren Corp.                                    525,976                 24,195
* Tenet Healthcare Corp.                        1,504,639                 24,149
  Ambac Financial Group, Inc.                     345,780                 23,994
  New York Community
    Bancorp, Inc.                                 625,605                 23,804
  Eastman Kodak Co.                               927,279                 23,803
* American Standard Cos., Inc.                    235,847                 23,750
* National Semiconductor Corp.                    600,447                 23,664
  Hudson City Bancorp, Inc.                       617,236                 23,566
  Kinder Morgan, Inc.                             398,712                 23,564
  Starwood Hotels & Resorts
    Worldwide, Inc.                               654,324                 23,536
* Juniper Networks, Inc.                        1,258,870                 23,516
  Lincoln National Corp.                          575,858                 23,247
  J.C. Penney Co., Inc.
    (Holding Co.)                                 883,386                 23,215
* Affiliated Computer Services,
    Inc. Class A                                  425,564                 23,176
* Edison International                          1,054,088                 23,116
  Jefferson-Pilot Corp.                           456,254                 23,109
  New York Times Co. Class A                      482,480                 23,058
* Network Appliance, Inc.                       1,116,273                 22,917
  Dollar General Corp.                          1,090,472                 22,889
  Parker Hannifin Corp.                           384,200                 22,860
  Lennar Corp. Class A                            237,764                 22,825
  Ecolab, Inc.                                    833,345                 22,809
* Coach, Inc.                                     600,479                 22,668
  Sovereign Bancorp, Inc.                         947,453                 22,502

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Microchip Technology, Inc.                      671,341                 22,396
  Cinergy Corp.                                   576,298                 22,366
* Concord EFS, Inc.                             1,505,017                 22,334
* Siebel Systems, Inc.                          1,604,235                 22,251
  ITT Industries, Inc.                            298,963                 22,186
  D. R. Horton, Inc.                              509,404                 22,037
  Sempra Energy                                   732,055                 22,006
* Phelps Dodge Corp.                              289,109                 21,998
  Mylan Laboratories, Inc.                        870,005                 21,976
  Xcel Energy, Inc.                             1,292,066                 21,939
* Caremark Rx, Inc.                               862,072                 21,836
  Cincinnati Financial Corp.                      519,780                 21,768
  Royal Caribbean Cruises, Ltd.                   625,656                 21,767
  Centex Corp.                                    201,460                 21,687
  Rockwell Automation, Inc.                       604,339                 21,514
  Molex, Inc.                                     616,262                 21,501
  DTE Energy Co.                                  544,799                 21,465
  Tiffany & Co.                                   474,423                 21,444
  Constellation Energy Group, Inc.                541,481                 21,204
* Sanmina-SCI Corp.                             1,674,464                 21,115
  Hilton Hotels Corp.                           1,229,208                 21,056
* Interpublic Group of Cos., Inc.               1,341,359                 20,925
* Novellus Systems, Inc.                          493,348                 20,745
  The Pepsi Bottling Group, Inc.                  850,511                 20,565
* Comcast Corp. Special Class A                   654,930                 20,486
  Vornado Realty Trust REIT                       373,113                 20,428
* MedImmune Inc.                                  801,011                 20,346
  AmerisourceBergen Corp.                         361,936                 20,323
  Newell Rubbermaid, Inc.                         887,978                 20,219
  Avery Dennison Corp.                            357,731                 20,040
  Family Dollar Stores, Inc.                      557,959                 20,020
  Knight Ridder                                   258,397                 19,992
  North Fork Bancorp, Inc.                        490,904                 19,867
  Total System Services, Inc.                     637,565                 19,847
* NTL Inc.                                        283,595                 19,781
* Nabors Industries, Inc.                         474,754                 19,702
  Murphy Oil Corp.                                297,531                 19,432
  Union Planters Corp.                            616,957                 19,428
  Popular, Inc.                                   429,831                 19,317
  General Growth Properties
    Inc. REIT                                     695,624                 19,304
  MeadWestvaco Corp.                              648,807                 19,302
  IMS Health, Inc.                                774,585                 19,256
* Ameritrade Holding Corp.                      1,366,709                 19,230
  UST, Inc.                                       537,629                 19,188
  T. Rowe Price Group Inc.                        403,406                 19,125
* AES Corp.                                     2,016,334                 19,034
  KeySpan Corp.                                   514,716                 18,942
* Sprint PCS                                    3,352,387                 18,840
  Pulte Homes, Inc.                               200,814                 18,800
  GlobalSantaFe Corp.                             756,715                 18,789
  Genuine Parts Co.                               563,012                 18,692
  ProLogis REIT                                   582,309                 18,686
  NiSource, Inc.                                  849,823                 18,645
  Health Management Associates
    Class A                                       775,743                 18,618
  Fidelity National Financial, Inc.               480,009                 18,615
  Delphi Corp.                                  1,814,379                 18,525
* BJ Services Co.                                 512,570                 18,401
  Brown-Forman Corp. Class B                      195,794                 18,297
* Jabil Circuit, Inc.                             646,115                 18,285
* Millennium Pharmaceuticals, Inc.                975,907                 18,220
  MGIC Investment Corp.                           318,489                 18,135
  National Commerce
    Financial Corp.                               664,465                 18,127
  Valero Energy Corp.                             389,868                 18,066
  Plum Creek Timber Co. Inc. REIT                 592,403                 18,039
  First Tennessee National Corp.                  406,511                 17,927
  Zions Bancorp                                   291,406                 17,872
  Public Storage, Inc. REIT                       411,328                 17,848
  Harrah's Entertainment, Inc.                    357,439                 17,790
* MGM Mirage, Inc.                                468,827                 17,633
  Cooper Industries, Inc. Class A                 302,754                 17,539
  SAFECO Corp.                                    449,300                 17,491
* Avaya Inc.                                    1,351,350                 17,486
* CNA Financial Corp.                             724,289                 17,455
* Laboratory Corp. of
    America Holdings                              469,035                 17,331
  Archstone-Smith Trust REIT                      619,077                 17,322
  Rockwell Collins, Inc.                          573,474                 17,221
  EOG Resources, Inc.                             372,859                 17,215
  Banknorth Group, Inc.                           523,607                 17,033
* Synopsys, Inc.                                  503,447                 16,996
* JDS Uniphase Corp.                            4,646,098                 16,958
* Office Depot, Inc.                            1,013,875                 16,942
* Express Scripts Inc.                            254,254                 16,890
  XTO Energy, Inc.                                596,624                 16,884
* Advanced Micro Devices, Inc.                  1,129,354                 16,827
* Barr Pharmaceuticals Inc.                       217,588                 16,743
  Torchmark Corp.                                 366,995                 16,713
  Huntington Bancshares Inc.                      742,128                 16,698
* Cablevision Systems NY Group
    Class A                                       710,619                 16,621
* Dean Foods Co.                                  504,647                 16,588
  Legg Mason Inc.                                 214,110                 16,525
  Williams Cos., Inc.                           1,676,177                 16,460
  Sherwin-Williams Co.                            472,786                 16,425
  Whirlpool Corp.                                 225,830                 16,407
* AutoNation, Inc.                                892,285                 16,391
  RadioShack Corp.                                531,486                 16,306
  El Paso Corp.                                 1,971,310                 16,145
* BEA Systems, Inc.                             1,312,170                 16,140
* L-3 Communications
    Holdings, Inc.                                313,852                 16,119

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Watson Pharmaceuticals, Inc.                    349,843                 16,093
* Solectron Corp.                               2,709,392                 16,013
  Kimco Realty Corp. REIT                         357,742                 16,009
  R.J. Reynolds Tobacco
    Holdings, Inc.                                273,713                 15,916
* Unisys Corp.                                  1,069,348                 15,880
* AdvancePCS                                      300,939                 15,847
* QLogic Corp.                                    306,085                 15,794
* Teradyne, Inc.                                  620,058                 15,780
  American Power
    Conversion Corp.                              644,079                 15,748
  Harman International
    Industries, Inc.                              212,716                 15,737
* SanDisk Corp.                                   256,908                 15,707
  Vulcan Materials Co.                            328,966                 15,649
  CDW Corp.                                       270,054                 15,598
  Compass Bancshares Inc.                         394,734                 15,517
  Green Point Financial Corp.                     439,198                 15,512
* Noble Corp.                                     433,314                 15,504
  Amerada Hess Corp.                              290,771                 15,460
  Estee Lauder Cos. Class A                       392,544                 15,411
* Cadence Design Systems, Inc.                    851,459                 15,309
* Weatherford International Ltd.                  424,478                 15,281
  Boston Properties, Inc. REIT                    316,737                 15,264
  Nordstrom, Inc.                                 444,589                 15,249
  CenturyTel, Inc.                                466,426                 15,215
* Varian Medical Systems, Inc.                    220,073                 15,207
  Kerr-McGee Corp.                                326,891                 15,197
* Mohawk Industries, Inc.                         215,145                 15,176
* IVAX Corp.                                      635,293                 15,171
  UnumProvident Corp.                             959,076                 15,125
  VF Corp.                                        349,644                 15,119
  Tyson Foods, Inc.                             1,136,168                 15,043
* E*TRADE Financial Corp.                       1,184,118                 14,979
  Old Republic International Corp.                587,856                 14,908
* Sealed Air Corp.                                275,255                 14,902
  Smurfit-Stone Container Corp.                   800,051                 14,857
  Radian Group, Inc.                              303,765                 14,809
* SPX Corp.                                       247,090                 14,531
  Wendy's International, Inc.                     368,701                 14,468
  Jones Apparel Group, Inc.                       409,637                 14,432
* Mercury Interactive Corp.                       291,933                 14,200
  Nucor Corp.                                     253,360                 14,188
* Patterson Dental Co.                            220,919                 14,174
  W.W. Grainger, Inc.                             295,776                 14,017
  Applera Corp.-Applied
    Biosystems Group                              674,320                 13,965
  Rouse Co. REIT                                  293,066                 13,774
  Transatlantic Holdings, Inc.                    170,036                 13,739
* BMC Software, Inc.                              733,512                 13,680
* LAM Research Corp.                              422,946                 13,661
  Duke Realty Corp. REIT                          440,113                 13,644
  C.R. Bard, Inc.                                 167,871                 13,640
* Metro-Goldwyn-Mayer Inc.                        793,060                 13,553
  McCormick & Co., Inc.                           449,415                 13,527
* Smith International, Inc.                       324,580                 13,477
  Lear Corp.                                      219,166                 13,441
  Leggett & Platt, Inc.                           620,987                 13,432
  Scientific-Atlanta, Inc.                        491,500                 13,418
  White Mountains Insurance
    Group Inc.                                     29,163                 13,414
  Omnicare, Inc.                                  331,605                 13,394
* Weight Watchers
    International, Inc.                           346,335                 13,289
* Thermo Electron Corp.                           526,964                 13,279
  Republic Services, Inc. Class A                 515,987                 13,225
  ENSCO International, Inc.                       486,174                 13,209
  Dow Jones & Co., Inc.                           264,164                 13,169
* Williams-Sonoma, Inc.                           378,025                 13,144
* Waters Corp.                                    395,286                 13,108
* Allied Waste Industries, Inc.                   940,961                 13,061
* Career Education Corp.                          325,012                 13,023
* Whole Foods Market, Inc.                        193,916                 13,018
  Ross Stores, Inc.                               491,940                 13,002
  Sigma-Aldrich Corp.                             226,718                 12,964
* Robert Half International, Inc.                 554,505                 12,942
  Commerce Bancorp, Inc.                          245,575                 12,937
  Expeditors International of
    Washington, Inc.                              340,490                 12,823
  Sunoco, Inc.                                    250,095                 12,792
  Janus Capital Group Inc.                        779,308                 12,788
  iStar Financial Inc. REIT                       328,396                 12,775
* VeriSign, Inc.                                  783,453                 12,770
* Host Marriott Corp. REIT                      1,035,275                 12,755
  Wisconsin Energy Corp.                          381,065                 12,747
* XM Satellite Radio
    Holdings, Inc.                                483,528                 12,746
* Novell, Inc.                                  1,208,091                 12,709
  Diebold, Inc.                                   235,719                 12,698
  Symbol Technologies, Inc.                       748,422                 12,641
* Coventry Health Care Inc.                       194,452                 12,540
  Liz Claiborne, Inc.                             353,446                 12,533
* Level 3 Communications, Inc.                  2,197,984                 12,529
  Hillenbrand Industries, Inc.                    200,746                 12,458
  SuperValu Inc.                                  434,448                 12,421
  Black & Decker Corp.                            251,690                 12,413
* Pixar, Inc.                                     179,004                 12,403
  SCANA Corp.                                     359,199                 12,303
  Fastenal Co.                                    245,408                 12,256
* Pioneer Natural Resources Co.                   383,050                 12,231
* NVIDIA Corp.                                    524,657                 12,198
* Health Net Inc.                                 372,759                 12,189
* Pactiv Corp.                                    509,736                 12,183
  Engelhard Corp.                                 406,681                 12,180

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Hasbro, Inc.                                    565,730                 12,039
  Alberto-Culver Co. Class B                      190,698                 12,029
* The Dun & Bradstreet Corp.                      236,917                 12,014
* King Pharmaceuticals, Inc.                      781,967                 11,933
* Vishay Intertechnology, Inc.                    520,472                 11,919
* Humana Inc.                                     521,155                 11,908
* NCR Corp.                                       306,909                 11,908
  Manpower Inc.                                   252,371                 11,882
  Pinnacle West Capital Corp.                     295,768                 11,837
* Celgene Corp.                                   262,799                 11,831
  Hibernia Corp. Class A                          502,453                 11,813
  TCF Financial Corp.                             229,951                 11,808
  Mercantile Bankshares Corp.                     258,400                 11,778
  United States Steel Corp.                       334,106                 11,700
  Telephone & Data Systems, Inc.                  186,244                 11,650
  Hormel Foods Corp.                              449,343                 11,598
* Foundry Networks, Inc.                          423,640                 11,591
  DENTSPLY International Inc.                     256,576                 11,590
* Oxford Health Plans, Inc.                       266,172                 11,578
* Invitrogen Corp.                                165,305                 11,571
  Allied Capital Corp.                            412,964                 11,513
  The PMI Group Inc.                              307,732                 11,457
* Citizens Communications Co.                     921,670                 11,447
* Tellabs, Inc.                                 1,351,837                 11,396
  Goodrich Corp.                                  381,043                 11,313
* DST Systems, Inc.                               270,560                 11,299
  Doral Financial Corp.                           349,639                 11,286
  Darden Restaurants Inc.                         535,488                 11,267
* Citrix Systems, Inc.                            530,826                 11,259
* Constellation Brands, Inc.
    Class A                                       340,884                 11,225
* Dollar Tree Stores, Inc.                        372,695                 11,203
  Intersil Corp.                                  449,649                 11,174
  ServiceMaster Co.                               958,606                 11,168
  Friedman, Billings, Ramsey
    Group, Inc.                                   483,207                 11,152
  R.R. Donnelley & Sons Co.                       368,862                 11,121
* Westwood One, Inc.                              324,757                 11,110
  PETsMART, Inc.                                  464,484                 11,055
  Temple-Inland Inc.                              176,275                 11,047
  Equifax, Inc.                                   450,563                 11,039
  Avalonbay Communities,
    Inc. REIT                                     230,597                 11,023
  Gentex Corp.                                    249,165                 11,003
* Sirius Satellite Radio, Inc.                  3,481,697                 11,002
* Comverse Technology, Inc.                       623,650                 10,970
* Providian Financial Corp.                       941,805                 10,963
* Iron Mountain, Inc.                             276,784                 10,944
  KB HOME                                         150,574                 10,920
  Ball Corp.                                      183,099                 10,907
* LSI Logic Corp.                               1,227,715                 10,890
  Pall Corp.                                      405,160                 10,870
  Foot Locker, Inc.                               463,515                 10,869
  Commerce Bancshares, Inc.                       221,545                 10,860
  Pepco Holdings, Inc.                            554,584                 10,837
* NVR, Inc.                                        23,171                 10,798
* ChoicePoint Inc.                                283,473                 10,797
  Outback Steakhouse                              242,957                 10,741
* Agere Systems Inc. Class A                    3,509,873                 10,705
  Health Care Properties
    Investors REIT                                210,307                 10,684
* Navistar International Corp.                    222,733                 10,667
  Bunge Ltd.                                      323,593                 10,653
* Park Place Entertainment Corp.                  983,574                 10,652
  Energy East Corp.                               473,527                 10,607
  International Flavors &
    Fragrances, Inc.                              303,033                 10,582
  Fluor Corp.                                     266,026                 10,545
  Apartment Investment &
    Management Co. Class A REIT                   305,235                 10,531
  Belo Corp. Class A                              371,140                 10,518
* Lamar Advertising Co. Class A                   281,697                 10,513
* Red Hat, Inc.                                   559,503                 10,502
* SICOR, Inc.                                     386,045                 10,500
* PanAmSat Corp.                                  485,611                 10,470
* Chico's FAS, Inc.                               282,577                 10,441
  SEI Corp.                                       342,599                 10,439
  Leucadia National Corp.                         225,978                 10,418
* Brinker International, Inc.                     314,140                 10,417
* CarMax, Inc.                                    336,537                 10,409
  C.H. Robinson Worldwide, Inc.                   273,168                 10,356
  Federated Investors, Inc.                       352,528                 10,350
* Amkor Technology, Inc.                          565,038                 10,289
  The McClatchy Co. Class A                       149,527                 10,287
* International Rectifier Corp.                   208,069                 10,281
* Energizer Holdings, Inc.                        273,518                 10,273
* CIENA Corp.                                   1,537,450                 10,209
  Beckman Coulter, Inc.                           200,139                 10,173
* Zebra Technologies Corp.
    Class A                                       153,038                 10,157
* Ceridian Corp.                                  484,908                 10,154
  Associated Banc-Corp                            238,010                 10,151
  Liberty Property Trust REIT                     259,951                 10,112
* Mid Atlantic Medical
    Services, Inc.                                155,991                 10,108
* Rite Aid Corp.                                1,673,503                 10,108
  Universal Health
    Services Class B                              188,147                 10,107
  The Stanley Works                               266,285                 10,084
  Sabre Holdings Corp.                            466,193                 10,065
  Pogo Producing Co.                              207,077                 10,002
  Manor Care, Inc.                                288,298                  9,966
  Eastman Chemical Co.                            250,940                  9,920
* U.S. Cellular Corp.                             279,255                  9,914

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* 3Com Corp.                                    1,210,171                  9,887
  City National Corp.                             158,708                  9,859
  Ashland, Inc.                                   222,598                  9,808
* Rambus Inc.                                     318,162                  9,768
  Lyondell Chemical Co.                           574,038                  9,730
  Advance Auto Parts, Inc.                        119,110                  9,696
* ImClone Systems, Inc.                           242,912                  9,634
  CenterPoint Energy Inc.                         993,287                  9,625
  Michaels Stores, Inc.                           217,470                  9,612
  Astoria Financial Corp.                         257,574                  9,582
* Lincare Holdings, Inc.                          318,696                  9,570
  Chesapeake Energy Corp.                         703,308                  9,551
* Henry Schein, Inc.                              141,199                  9,542
* Fairchild Semiconductor
    International, Inc.                           381,865                  9,535
  Student Loan Corp.                               65,020                  9,493
  Arthur J. Gallagher & Co.                       291,400                  9,468
  W.R. Berkley Corp.                              270,745                  9,463
  Brunswick Corp.                                 297,025                  9,454
  Questar Corp.                                   268,620                  9,442
  GTECH Holdings Corp.                            190,760                  9,441
* Toll Brothers, Inc.                             237,370                  9,438
  Developers Diversified
    Realty Corp. REIT                             279,609                  9,386
  AVX Corp.                                       563,629                  9,368
  A.G. Edwards & Sons, Inc.                       255,437                  9,254
* Storage Technology Corp.                        359,196                  9,249
  The St. Joe Co.                                 247,800                  9,240
  Boise Cascade Corp.                             280,837                  9,228
* Atmel Corp.                                   1,530,266                  9,197
* Getty Images, Inc.                              182,882                  9,168
  Lafarge North America Inc.                      226,068                  9,160
  Precision Castparts Corp.                       201,298                  9,141
* PacifiCare Health Systems, Inc.                 135,192                  9,139
* Cognizant Technology
    Solutions Corp.                               199,419                  9,101
* Amphenol Corp.                                  141,959                  9,075
  Unitrin, Inc.                                   218,670                  9,055
  Alliant Energy Corp.                            359,537                  8,952
* WebMD Corp.                                     993,482                  8,931
  Mandalay Resort Group                           199,649                  8,928
  Autodesk, Inc.                                  362,724                  8,916
  Valley National Bancorp                         305,248                  8,913
  Dial Corp.                                      312,978                  8,910
  Aramark Corp. Class B                           324,853                  8,907
  Dana Corp.                                      482,816                  8,860
  Bausch & Lomb, Inc.                             170,658                  8,857
* Maxtor Corp.                                    796,213                  8,838
* Entercom Communications Corp.                   166,866                  8,837
  TECO Energy, Inc.                               610,785                  8,801
  Northeast Utilities                             434,879                  8,772
  Erie Indemnity Co. Class A                      206,802                  8,764
* Toys R Us, Inc.                                 693,160                  8,762
  MDU Resources Group, Inc.                       367,560                  8,752
* JetBlue Airways Corp.                           329,222                  8,731
  AMB Property Corp. REIT                         265,512                  8,730
* Cephalon, Inc.                                  180,310                  8,729
  Tektronix, Inc.                                 274,960                  8,689
  Diamond Offshore Drilling, Inc.                 423,508                  8,686
  Equitable Resources, Inc.                       202,056                  8,672
  Allete, Inc.                                    282,375                  8,641
* Jacobs Engineering Group Inc.                   179,875                  8,636
* Patterson-UTI Energy, Inc.                      261,836                  8,620
  Bemis Co., Inc.                                 172,388                  8,619
  Capitol Federal Financial                       237,582                  8,567
  DPL Inc.                                        409,168                  8,543
* Community Health
    Systems, Inc.                                 319,970                  8,505
* Fisher Scientific
    International Inc.                            204,193                  8,447
* ICOS Corp.                                      204,515                  8,442
* Avnet, Inc.                                     389,204                  8,430
  Hospitality Properties
    Trust REIT                                    203,093                  8,384
  NSTAR                                           172,201                  8,352
* Cypress Semiconductor Corp.                     390,876                  8,349
  Donaldson Co., Inc.                             140,861                  8,333
  Bowater Inc.                                    179,838                  8,328
  The Macerich Co. REIT                           187,068                  8,325
* Endo Pharmaceuticals
    Holdings, Inc.                                428,347                  8,250
  Mercury General Corp.                           176,779                  8,229
  Eaton Vance Corp.                               224,348                  8,220
* Pride International, Inc.                       440,825                  8,217
  Harris Corp.                                    216,478                  8,215
  Hubbell Inc. Class B                            186,267                  8,214
  HON Industries, Inc.                            189,260                  8,199
  Noble Energy, Inc.                              184,317                  8,189
* Cooper Cameron Corp.                            175,569                  8,182
  Investors Financial
    Services Corp.                                212,241                  8,152
* Convergys Corp.                                 465,224                  8,123
  Valspar Corp.                                   164,291                  8,119
* Markel Corp.                                     31,976                  8,106
* Triad Hospitals, Inc.                           243,623                  8,105
* Newfield Exploration Co.                        181,767                  8,096
  Wesco Financial Corp.                            22,998                  8,095
* AmeriCredit Corp.                               507,278                  8,081
* DaVita, Inc.                                    206,445                  8,051
* Monster Worldwide Inc.                          366,473                  8,048
  PepsiAmericas, Inc.                             469,195                  8,033
  Nuveen Investments, Inc.
    Class A                                       300,974                  8,024
* Corinthian Colleges, Inc.                       144,136                  8,008

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Nextel Partners, Inc.                           593,986                  7,989
  ADTRAN Inc.                                     257,264                  7,975
  Bank of Hawaii Corp.                            188,162                  7,940
  Meredith Corp.                                  162,505                  7,932
* Network Associates, Inc.                        524,964                  7,895
* Crown Castle International Corp.                714,619                  7,882
  Mack-Cali Realty Corp. REIT                     189,320                  7,879
* Western Digital Corp.                           667,126                  7,865
* Rent-A-Center, Inc.                             263,044                  7,860
  Weingarten Realty
    Investors REIT                                177,083                  7,854
  Viacom Inc. Class A                             177,200                  7,845
  New Plan Excel Realty
    Trust REIT                                    317,712                  7,838
* Ingram Micro, Inc. Class A                      492,949                  7,838
* ADC Telecommunications, Inc.                  2,617,605                  7,774
  Sky Financial Group, Inc.                       299,458                  7,768
  Sonoco Products Co.                             315,203                  7,760
  Reinsurance Group of
    America, Inc.                                 200,747                  7,759
  Chelsea Property Group REIT                     141,437                  7,752
  Catellus Development Corp.                      321,025                  7,743
* Abercrombie & Fitch Co.                         313,234                  7,740
  Fulton Financial Corp.                          352,795                  7,730
  Regency Centers Corp. REIT                      193,887                  7,726
  Wilmington Trust Corp.                          214,273                  7,714
  International Speedway Corp.                    172,613                  7,709
  Fair, Isaac, Inc.                               156,614                  7,699
  The Chicago
    Mercantile Exchange                           106,325                  7,694
  Forest City Enterprise Class A                  161,839                  7,689
  United Dominion Realty
    Trust REIT                                    399,002                  7,661
  National Instruments Corp.                      168,246                  7,650
* Hovnanian Enterprises Inc.
    Class A                                        87,765                  7,641
* Arrow Electronics, Inc.                         328,251                  7,596
  BorgWarner, Inc.                                 89,220                  7,590
  Protective Life Corp.                           224,257                  7,589
  First American Corp.                            254,391                  7,573
  CONSOL Energy, Inc.                             292,358                  7,572
  Trizec Properties, Inc. REIT                    490,190                  7,549
  Reebok International Ltd.                       191,658                  7,536
* Compuware Corp.                               1,245,592                  7,523
  Packaging Corp. of America                      343,040                  7,499
  Martin Marietta Materials, Inc.                 159,107                  7,473
* Smithfield Foods, Inc.                          360,052                  7,453
* American Tower Corp. Class A                    686,101                  7,424
  FirstMerit Corp.                                275,215                  7,423
* The Cheesecake Factory                          167,750                  7,386
  J.M. Smucker Co.                                162,873                  7,377
  Peabody Energy Corp.                            176,469                  7,361
* Tech Data Corp.                                 184,758                  7,333
  Pentair, Inc.                                   160,414                  7,331
* Eon Labs, Inc.                                  143,556                  7,314
  Puget Energy, Inc.                              306,746                  7,291
* Education Management Corp.                      234,638                  7,283
  Brown & Brown, Inc.                             222,674                  7,261
  American National Insurance Co.                  86,060                  7,261
* Glamis Gold, Ltd.                               422,501                  7,233
* Alliant Techsystems, Inc.                       125,181                  7,230
* BOK Financial Corp.                             185,606                  7,187
* Pharmaceutical Resources, Inc.                  110,272                  7,184
* Emulex Corp.                                    269,100                  7,180
  Viad Corp.                                      287,067                  7,177
  Great Plains Energy, Inc.                       225,013                  7,160
* CheckFree Corp.                                 258,870                  7,158
* Krispy Kreme Doughnuts, Inc.                    195,311                  7,148
  Ryland Group, Inc.                               80,518                  7,137
  Ryder System, Inc.                              208,741                  7,129
* Barnes & Noble, Inc.                            216,924                  7,126
* Conseco, Inc.                                   326,658                  7,121
  Maytag Corp.                                    255,332                  7,111
* Columbia Sportswear Co.                         130,228                  7,097
* Rowan Cos., Inc.                                306,008                  7,090
* The Neiman Marcus Group, Inc.
    Class A                                       131,296                  7,047
* Del Monte Foods Co.                             677,536                  7,046
  PerkinElmer, Inc.                               412,434                  7,040
  Applebee's International, Inc.                  178,993                  7,029
* Reliant Resources, Inc.                         953,424                  7,017
* J.B. Hunt Transport
    Services, Inc.                                259,334                  7,005
  Colonial BancGroup, Inc.                        403,991                  6,997
* Silicon Laboratories Inc.                       161,250                  6,969
  Certegy, Inc.                                   212,248                  6,962
* Kmart Holding Corp.                             290,275                  6,952
* American Axle &
    Manufacturing Holdings, Inc.                  170,826                  6,905
* Saks Inc.                                       458,837                  6,901
  Deluxe Corp.                                    166,714                  6,890
  Mills Corp. REIT                                156,576                  6,889
  Circuit City Stores, Inc.                       679,398                  6,882
* ITT Educational Services, Inc.                  146,426                  6,878
  Cullen/Frost Bankers, Inc.                      168,641                  6,842
  OGE Energy Corp.                                282,485                  6,833
* Millipore Corp.                                 158,530                  6,825
  Webster Financial Corp.                         148,511                  6,811
* Marvel Enterprises Inc.                         233,948                  6,810
* Apogent Technologies Inc.                       294,278                  6,780
* O'Reilly Automotive, Inc.                       176,739                  6,780
  ONEOK, Inc.                                     306,523                  6,768
* Amylin Pharmaceuticals, Inc.                    304,546                  6,767
  Rayonier Inc.                                   162,940                  6,764

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Valeant Pharmaceuticals
    International                                 268,795                  6,760
  Cummins Inc.                                    137,608                  6,735
* Kinder Morgan
    Management, LLC                               156,681                  6,731
* AMR Corp.                                       518,351                  6,713
* Gemstar-TV Guide
    International, Inc.                         1,323,292                  6,683
* Integrated Circuit Systems, Inc.                233,971                  6,666
  Philadelphia Suburban Corp.                     301,075                  6,654
  Adolph Coors Co. Class B                        117,758                  6,606
  HCC Insurance Holdings, Inc.                    207,640                  6,603
* Sepracor Inc.                                   274,681                  6,573
* Renal Care Group, Inc.                          159,120                  6,556
* Varco International, Inc.                       317,302                  6,546
* Westport Resources Corp.                        218,882                  6,536
* MEMC Electronic Materials, Inc.                 674,432                  6,488
  People's Bank                                   198,949                  6,486
* Sybase, Inc.                                    314,920                  6,481
  National Fuel Gas Co.                           264,657                  6,468
  Washington Federal Inc.                         226,865                  6,443
* Calpine Corp.                                 1,338,742                  6,439
* Stericycle, Inc.                                137,116                  6,403
  Cabot Corp.                                     200,864                  6,396
* BearingPoint, Inc.                              633,001                  6,387
  W Holding Co., Inc.                             343,173                  6,386
  Reynolds & Reynolds Class A                     219,381                  6,373
* 99 Cents Only Stores                            233,882                  6,369
  Arden Realty Group, Inc. REIT                   209,304                  6,350
  Thornburg Mortgage, Inc. REIT                   233,208                  6,343
  Independence Community
    Bank Corp.                                    176,171                  6,337
  Medicis Pharmaceutical Corp.                     88,829                  6,334
  Lee Enterprises, Inc.                           145,056                  6,332
* Polycom, Inc.                                   323,209                  6,309
  Pier 1 Imports Inc.                             288,481                  6,306
  American Financial Group, Inc.                  237,929                  6,296
  Polaris Industries, Inc.                         70,869                  6,278
  Waddell & Reed Financial, Inc.                  266,991                  6,264
* Neurocrine Biosciences, Inc.                    114,799                  6,261
  American Capital
    Strategies, Ltd.                              210,225                  6,250
  Teleflex Inc.                                   129,128                  6,241
  Harte-Hanks, Inc.                               285,707                  6,214
  Pan Pacific Retail
    Properties, Inc. REIT                         130,393                  6,213
* National-Oilwell, Inc.                          276,232                  6,177
* Scotts Co.                                      104,317                  6,171
  RPM International, Inc.                         374,381                  6,162
  CBRL Group, Inc.                                160,576                  6,144
  MDC Holdings, Inc.                               95,163                  6,138
* Louisiana-Pacific Corp.                         342,599                  6,126
  Federal Realty Investment
    Trust REIT                                    159,212                  6,112
  Snap-On Inc.                                    188,861                  6,089
  Carlisle Co., Inc.                               99,856                  6,077
  Nationwide Financial
    Services, Inc.                                183,135                  6,054
  AGL Resources Inc.                              207,853                  6,049
  Vectren Corp.                                   244,612                  6,030
* RF Micro Devices, Inc.                          599,887                  6,029
  Westcorp, Inc.                                  164,881                  6,026
* Sonus Networks, Inc.                            795,786                  6,016
  BancorpSouth, Inc.                              253,471                  6,012
  Tootsie Roll Industries, Inc.                   166,926                  6,009
  Graco, Inc.                                     149,692                  6,003
  Ruby Tuesday, Inc.                              210,398                  5,994
  Jack Henry & Associates Inc.                    290,824                  5,985
  StanCorp Financial Group, Inc.                   95,097                  5,980
  Claire's Stores, Inc.                           316,960                  5,972
* Edwards Lifesciences Corp.                      198,401                  5,968
* Ultra Petroleum Corp.                           242,360                  5,967
* First Health Group Corp.                        306,517                  5,965
* Timberland Co.                                  114,415                  5,958
* Applied Micro Circuits Corp.                    993,396                  5,941
  Raymond James Financial, Inc.                   157,419                  5,935
  Station Casinos, Inc.                           193,573                  5,929
  Crane Co.                                       192,322                  5,912
  Tidewater Inc.                                  197,552                  5,903
  International Bancshares Corp.                  125,112                  5,899
* Integrated Device
    Technology Inc.                               341,781                  5,868
  Jefferies Group, Inc.                           177,438                  5,859
* Martek Biosciences Corp.                         89,838                  5,837
  Harsco Corp.                                    133,102                  5,833
  Hawaiian Electric Industries Inc.               123,100                  5,831
* 7-Eleven, Inc.                                  360,890                  5,792
* NBTY, Inc.                                      215,601                  5,791
  The Timken Co.                                  288,103                  5,779
  Oshkosh Truck Corp.                             113,240                  5,779
  Valhi, Inc.                                     386,057                  5,775
  Annaly Mortgage
    Management Inc. REIT                          312,676                  5,753
* Yellow Roadway Corp.                            159,046                  5,753
* The Titan Corp.                                 263,614                  5,749
  Herman Miller, Inc.                             236,781                  5,747
* DeVry, Inc.                                     228,509                  5,742
* Andrew Corp.                                    498,840                  5,742
  Health Care Inc. REIT                           159,264                  5,734
* The Corporate Executive
    Board Co.                                     122,797                  5,731
* Swift Transportation Co., Inc.                  272,539                  5,729
  UCBH Holdings, Inc.                             146,903                  5,725
* BISYS Group, Inc.                               384,669                  5,724

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Global Payments Inc.                            121,358                  5,718
  Roper Industries Inc.                           116,015                  5,715
* AnnTaylor Stores Corp.                          146,421                  5,710
  Ventas, Inc. REIT                               259,422                  5,707
* Owens-Illinois, Inc.                            478,710                  5,692
  Camden Property Trust REIT                      128,241                  5,681
* Gen-Probe Inc.                                  155,608                  5,675
* Advanced Fibre
    Communications, Inc.                          281,223                  5,667
* WFS Financial, Inc.                             133,291                  5,660
* Andrx Group                                     235,059                  5,651
  Talbots Inc.                                    183,195                  5,639
  IKON Office Solutions, Inc.                     474,389                  5,626
  Regis Corp.                                     141,804                  5,604
  CenterPoint
    Properties Corp. REIT                          74,635                  5,590
* Human Genome Sciences, Inc.                     421,065                  5,579
  CBL & Associates
    Properties, Inc. REIT                          98,627                  5,572
  Shurgard Storage Centers, Inc.
    Class A REIT                                  147,611                  5,558
  Trustmark Corp.                                 189,627                  5,550
* Avocent Corp.                                   151,888                  5,547
* Borders Group, Inc.                             252,606                  5,537
  Crescent Real Estate, Inc. REIT                 322,063                  5,517
* Agere Systems Inc. Class B                    1,900,700                  5,512
* Protein Design Labs, Inc.                       305,648                  5,471
  CNF Inc.                                        161,333                  5,469
  WPS Resources Corp.                             118,077                  5,459
* Knight Trading Group, Inc.                      372,388                  5,452
* INAMED Corp.                                    113,387                  5,449
* Semtech Corp.                                   239,326                  5,440
  BRE Properties Inc.
    Class A REIT                                  162,755                  5,436
  Lubrizol Corp.                                  166,920                  5,428
  Patina Oil & Gas Corp.                          110,579                  5,417
* Big Lots Inc.                                   380,944                  5,413
  IndyMac Bancorp, Inc. REIT                      181,497                  5,407
* Alleghany Corp.                                  24,299                  5,407
  Whitney Holdings Corp.                          131,869                  5,405
* Performance Food Group Co.                      149,250                  5,398
  Hudson United Bancorp                           146,061                  5,397
  ArvinMeritor, Inc.                              223,564                  5,392
* Cymer, Inc.                                     116,691                  5,390
* Covance, Inc.                                   200,656                  5,378
* Pacific Sunwear of
    California, Inc.                              253,857                  5,361
  Furniture Brands
    International Inc.                            182,078                  5,340
  Arch Coal, Inc.                                 170,540                  5,316
  F.N.B. Corp.                                    149,479                  5,299
* Allmerica Financial Corp.                       172,142                  5,297
  Lancaster Colony Corp.                          116,778                  5,274
  Westamerica Bancorporation                      106,093                  5,273
* Activision, Inc.                                289,409                  5,267
* Allegheny Energy, Inc.                          412,724                  5,266
* Service Corp. International                     976,970                  5,266
* Dynegy, Inc.                                  1,228,193                  5,257
  Thor Industries, Inc.                            93,255                  5,243
  Ametek, Inc.                                    108,335                  5,228
  Church & Dwight, Inc.                           131,905                  5,223
* IDEXX Laboratories Corp.                        112,818                  5,221
  The South Financial Group, Inc.                 187,363                  5,220
* BJ's Wholesale Club, Inc.                       227,059                  5,213
* Earthlink, Inc.                                 521,199                  5,212
  John Wiley & Sons Class A                       199,454                  5,192
  Standard Pacific Corp.                          106,512                  5,171
  Airgas, Inc.                                    240,417                  5,164
  Select Medical Corp.                            316,074                  5,146
* Respironics, Inc.                               113,834                  5,133
* Acxiom Corp.                                    276,131                  5,128
  Cooper Tire & Rubber Co.                        239,589                  5,122
* Grant Prideco, Inc.                             393,355                  5,121
  First BanCorp Puerto Rico                       129,429                  5,119
* STERIS Corp.                                    226,313                  5,115
  Florida Rock Industries, Inc.                    92,923                  5,097
* Charles River Laboratories, Inc.                148,449                  5,096
  Western Gas Resources, Inc.                     107,642                  5,086
  Park National Corp.                              44,884                  5,079
  Massey Energy Co.                               243,811                  5,071
  Ethan Allen Interiors, Inc.                     121,068                  5,070
  CarrAmerica Realty Corp. REIT                   170,067                  5,065
* Varian Semiconductor Equipment
    Associates, Inc.                              115,799                  5,059
* Techne Corp.                                    133,830                  5,056
  Provident Financial Group, Inc.                 158,199                  5,054
* West Corp.                                      217,390                  5,050
  Peoples Energy Corp.                            120,118                  5,050
  Werner Enterprises, Inc.                        258,644                  5,041
* FMC Technologies Inc.                           216,247                  5,039
* Western Wireless Corp. Class A                  274,373                  5,037
  Worthington Industries, Inc.                    278,939                  5,029
* Ascential Software Corp.                        193,169                  5,009
  Healthcare Realty Trust Inc. REIT               139,841                  4,999
* Interactive Data Corp.                          301,849                  4,999
  Media General, Inc. Class A                      76,507                  4,981
* Forest Oil Corp.                                174,023                  4,972
* Valassis Communications, Inc.                   168,521                  4,946
* AGCO Corp.                                      245,098                  4,936
  First Midwest Bancorp, Inc.                     152,040                  4,928
  Realty Income Corp. REIT                        123,031                  4,921
* Accredo Health, Inc.                            155,409                  4,912
* Pharmaceutical Product
    Development, Inc.                             181,588                  4,897

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Cytyc Corp.                                     355,430                  4,891
* MKS Instruments, Inc.                           168,512                  4,887
* OmniVision Technologies, Inc.                    88,102                  4,868
* Cytec Industries, Inc.                          126,736                  4,865
* Brocade Communications
    Systems, Inc.                                 840,912                  4,860
* Crown Holdings, Inc.                            536,190                  4,858
  NICOR Inc.                                      142,607                  4,854
* Perot Systems Corp.                             359,847                  4,851
* Gateway, Inc.                                 1,052,113                  4,840
  Briggs & Stratton Corp.                          71,710                  4,833
  Greater Bay Bancorp                             169,681                  4,833
  Cousins Properties, Inc. REIT                   157,917                  4,832
  MAF Bancorp, Inc.                               115,212                  4,827
  SL Green Realty Corp. REIT                      117,412                  4,820
* The MONY Group Inc.                             153,976                  4,818
* United Rentals, Inc.                            249,998                  4,815
  Energen Corp.                                   117,291                  4,812
  Cooper Cos., Inc.                               102,091                  4,812
  York International Corp.                        130,636                  4,807
* Affiliated Managers Group, Inc.                  68,987                  4,801
  Westar Energy, Inc.                             236,703                  4,793
* Emmis Communications, Inc.                      177,096                  4,790
* Copart, Inc.                                    289,818                  4,782
* Tom Brown, Inc.                                 148,246                  4,781
* Avid Technology, Inc.                            99,439                  4,773
* Dade Behring Holdings Inc.                      133,364                  4,766
  Blyth, Inc.                                     147,666                  4,758
  Essex Property Trust, Inc. REIT                  74,064                  4,756
* Urban Outfitters, Inc.                          128,280                  4,753
* Bio-Rad Laboratories, Inc.
    Class A                                        82,332                  4,748
  Odyssey Re Holdings Corp.                       210,386                  4,744
* Apria Healthcare Group Inc.                     166,604                  4,743
  Piedmont Natural Gas, Inc.                      109,030                  4,738
  Delta Air Lines, Inc.                           401,064                  4,737
* Plantronics, Inc.                               144,889                  4,731
  UGI Corp. Holding Co.                           139,499                  4,729
  Old National Bancorp                            206,734                  4,724
* American Greetings Corp.
    Class A                                       215,514                  4,713
* Tractor Supply Co.                              121,014                  4,706
  Reader's Digest Association, Inc.               321,005                  4,706
* Affymetrix, Inc.                                191,204                  4,706
* Zale Corp.                                       88,353                  4,700
* Varian, Inc.                                    112,544                  4,696
* Meridian Gold Co.                               320,945                  4,689
* TIBCO Software Inc.                             691,607                  4,682
* Micrel, Inc.                                    300,142                  4,676
  HRPT Properties Trust REIT                      462,936                  4,671
  Polo Ralph Lauren Corp.                         161,637                  4,655
* Sycamore Networks, Inc.                         887,453                  4,650
  Kennametal, Inc.                                116,785                  4,642
  Trinity Industries, Inc.                        150,396                  4,638
  Hearst-Argyle Television Inc.                   167,481                  4,616
* Benchmark Electronics, Inc.                     132,336                  4,607
  AptarGroup Inc.                                 117,958                  4,600
* CACI International, Inc.                         94,611                  4,600
  Citizens Banking Corp.                          140,224                  4,588
  Alexander & Baldwin, Inc.                       136,054                  4,584
  Winn-Dixie Stores, Inc.                         460,623                  4,583
* Hot Topic, Inc.                                 155,420                  4,579
  Helmerich & Payne, Inc.                         163,806                  4,575
* ResMed Inc.                                     109,914                  4,566
* IGEN International, Inc.                         77,387                  4,559
  Extended Stay America, Inc.                     314,662                  4,556
* DoubleClick Inc.                                445,724                  4,555
* Electronics for Imaging, Inc.                   174,654                  4,544
* The Yankee Candle Co., Inc.                     166,247                  4,544
* ON Semiconductor Corp.                          702,739                  4,533
* The Medicines Co.                               153,509                  4,522
  New Century Financial Corp.                     113,931                  4,520
* Evergreen Resources, Inc.                       139,000                  4,519
  Duquesne Light Holdings, Inc.                   245,739                  4,507
* Premcor, Inc.                                   173,271                  4,505
  Prentiss Properties Trust REIT                  136,470                  4,502
  Downey Financial Corp.                           91,236                  4,498
* Terex Corp.                                     157,752                  4,493
  GATX Corp.                                      160,511                  4,491
  AmerUs Group Co.                                128,145                  4,481
  Dillard's Inc.                                  272,235                  4,481
  Great Lakes Chemical Corp.                      164,798                  4,481
  United Bankshares, Inc.                         143,612                  4,481
* United Stationers, Inc.                         109,274                  4,471
* The Goodyear Tire & Rubber Co.                  568,866                  4,471
* Conexant Systems, Inc.                          897,660                  4,461
* CMS Energy Corp.                                522,609                  4,453
  Seagate Technology                              234,725                  4,436
  IDEX Corp.                                      106,614                  4,434
* UNOVA, Inc.                                     192,910                  4,427
* Siliconix, Inc.                                  96,858                  4,426
  Visteon Corp.                                   424,091                  4,415
  WGL Holdings Inc.                               158,409                  4,402
  Highwood Properties, Inc. REIT                  173,233                  4,400
* Tetra Tech, Inc.                                176,835                  4,396
* Hercules, Inc.                                  360,133                  4,394
  Fresh Del Monte Produce Inc.                    184,327                  4,393
  Hollinger International, Inc.                   280,808                  4,386
  Winnebago Industries, Inc.                       63,783                  4,385
  Engineered Support
    Systems, Inc.                                  79,623                  4,384
* Scholastic Corp.                                128,638                  4,379
* Lexar Media, Inc.                               251,135                  4,377
* Linens 'n Things, Inc.                          145,215                  4,368

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Key Energy Services, Inc.                       423,233                  4,364
  First Industrial Realty Trust REIT              129,149                  4,359
* Southern Union Co.                              236,572                  4,353
  Thomas & Betts Corp.                            189,896                  4,347
* Cerner Corp.                                    114,587                  4,337
  Southwest Bancorporation of
    Texas, Inc.                                   111,580                  4,335
  Diagnostic Products Corp.                        94,212                  4,325
* Quest Software, Inc.                            303,018                  4,303
  Beazer Homes USA, Inc.                           44,052                  4,302
  Staten Island Bancorp, Inc.                     190,951                  4,296
* Cree, Inc.                                      241,613                  4,274
  East West Bancorp, Inc.                          79,325                  4,258
* Fossil, Inc.                                    151,352                  4,239
* Dycom Industries, Inc.                          157,777                  4,232
  United Auto Group, Inc.                         134,724                  4,217
* Akamai Technologies, Inc.                       391,967                  4,214
  FactSet Research Systems Inc.                   110,265                  4,213
  Heritage Property Investment
    Trust REIT                                    148,076                  4,213
* MGI Pharma, Inc.                                102,150                  4,203
* P.F. Chang's China Bistro, Inc.                  82,581                  4,202
  Pennsylvania REIT                               115,607                  4,197
* Pediatrix Medical Group, Inc.                    76,107                  4,193
  Flagstar Bancorp, Inc.                          195,574                  4,189
* Skyworks Solutions, Inc.                        480,866                  4,184
  Joy Global Inc.                                 159,379                  4,168
  Fremont General Corp.                           246,007                  4,160
  First Citizens BancShares Class A                34,160                  4,151
  Callaway Golf Co.                               245,201                  4,132
* Arbitron Inc.                                    98,833                  4,123
* Anteon International Corp.                      114,272                  4,120
* OSI Pharmaceuticals, Inc.                       127,868                  4,119
* Choice Hotel International, Inc.                116,575                  4,109
  Commerce Group, Inc.                            103,910                  4,104
* Take-Two Interactive
    Software, Inc.                                142,411                  4,103
* Vitesse Semiconductor Corp.                     698,859                  4,102
  Pacific Capital Bancorp                         110,918                  4,084
* VCA Antech, Inc.                                131,762                  4,082
  Invacare Corp.                                  100,939                  4,075
* Simpson Manufacturing Co.                        80,102                  4,074
* Sylvan Learning Systems, Inc.                   141,319                  4,069
  Imation Corp.                                   115,748                  4,069
* Silicon Valley Bancshares                       112,532                  4,059
  Corn Products International, Inc.               117,715                  4,055
* National Processing, Inc.                       172,026                  4,051
* Tuesday Morning Corp.                           133,887                  4,050
  Home Properties, Inc. REIT                      100,233                  4,048
* Alliance Gaming Corp.                           164,093                  4,045
  The Pep Boys
    (Manny, Moe & Jack)                           176,791                  4,043
* K-V Pharmaceutical Co. Class A                  157,846                  4,025
* Gaylord Entertainment Co.                       134,836                  4,025
  Chittenden Corp.                                119,495                  4,020
  Speedway Motorsports, Inc.                      138,698                  4,011
* Coeur D'Alene Mines Corp.                       693,436                  4,008
  The Brink's Co.                                 177,262                  4,008
* R.H. Donnelley Corp.                            100,575                  4,007
* CEC Entertainment Inc.                           84,548                  4,007
  Cognex Corp.                                    141,874                  4,007
* Trimble Navigation Ltd.                         107,476                  4,002
* Cincinnati Bell Inc.                            792,242                  4,001
  Albemarle Corp.                                 133,169                  3,991
  Florida East Coast Industries, Inc.
    Class A                                       120,033                  3,973
  Atmos Energy Corp.                              163,425                  3,971
  Fred's, Inc.                                    127,574                  3,952
* Cabot Microelectronics Corp.                     80,643                  3,952
* FMC Corp.                                       115,521                  3,943
  Cabot Oil & Gas Corp.                           134,287                  3,941
* GrafTech International Ltd.                     291,889                  3,941
  Overseas Shipholding Group Inc.                 115,668                  3,938
* Kronos, Inc.                                     99,181                  3,929
  Reckson Associates
    Realty Corp. REIT                             161,622                  3,927
  Heartland Express, Inc.                         162,220                  3,924
  Nu Skin Enterprises, Inc.                       229,290                  3,919
  Minerals Technologies, Inc.                      66,107                  3,917
* Alkermes, Inc.                                  289,897                  3,914
* FLIR Systems, Inc.                              107,165                  3,912
* Hyperion Solutions Corp.                        129,775                  3,911
* Sonic Corp.                                     127,513                  3,904
* KEMET Corp.                                     282,985                  3,874
* Esperion Therapeutics, Inc.                     111,683                  3,865
* Beverly Enterprises, Inc.                       449,723                  3,863
* Charter Communications, Inc.                    960,946                  3,863
  21st Century Insurance Group                    279,647                  3,845
* Panera Bread Co.                                 97,174                  3,841
* Mueller Industries Inc.                         111,607                  3,835
  Nordson Corp.                                   110,987                  3,832
  Strayer Education, Inc.                          35,160                  3,826
  Olin Corp.                                      190,564                  3,823
  Flowers Foods, Inc.                             147,900                  3,816
  Commercial Federal Corp.                        142,516                  3,807
  Hughes Supply, Inc.                              76,611                  3,801
* American Eagle Outfitters, Inc.                 231,762                  3,801
* Power Integrations, Inc.                        113,278                  3,790
* SCP Pool Corp.                                  115,722                  3,782
  Superior Industries
    International, Inc.                            86,843                  3,779
* Kos Pharmaceuticals, Inc.                        87,754                  3,777
* Ralcorp Holdings, Inc.                          120,364                  3,775
* Cumulus Media Inc.                              171,438                  3,772

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Nationwide Health
    Properties, Inc. REIT                         192,647                  3,766
  Equity One, Inc. REIT                           222,693                  3,759
  Washington REIT                                 128,361                  3,748
* Flowserve Corp.                                 179,137                  3,740
* Landstar System, Inc.                            98,282                  3,739
  Hilb, Rogal and Hamilton Co.                    116,356                  3,732
  Mine Safety Appliances Co.                       46,927                  3,731
  The Toro Co.                                     80,166                  3,720
  Hugoton Royalty Trust                           170,000                  3,720
* Houston Exploration Co.                         101,707                  3,714
  Centex Construction
    Products, Inc.                                 61,547                  3,709
  La-Z-Boy Inc.                                   176,735                  3,708
  Bob Evans Farms, Inc.                           114,208                  3,707
  IDACORP, Inc.                                   123,795                  3,704
* Steel Dynamics, Inc.                            157,581                  3,702
* NPS Pharmaceuticals Inc.                        120,339                  3,699
  IMC Global Inc.                                 372,507                  3,699
* Teletech Holdings Inc.                          327,271                  3,698
  The Phoenix Cos., Inc.                          306,836                  3,694
  PNM Resources Inc.                              131,274                  3,689
* LifePoint Hospitals, Inc.                       125,243                  3,688
* Interdigital Communications Corp.               178,465                  3,684
* NetFlix.com, Inc.                                67,116                  3,671
* Stone Energy Corp.                               86,363                  3,666
  Albany International Corp.                      107,771                  3,653
  Ferro Corp.                                     134,056                  3,648
* Radio One, Inc.                                 186,528                  3,647
  Cathay General Bancorp                           65,481                  3,646
* VISX Inc.                                       157,031                  3,635
* Arch Capital Group Ltd.                          91,166                  3,634
  Clarcor Inc.                                     82,389                  3,633
  Delphi Financial Group, Inc.                    100,534                  3,619
  Universal Corp. (VA)                             81,929                  3,619
* Macromedia, Inc.                                202,840                  3,619
* Cimarex Energy Co.                              135,449                  3,615
  K-Swiss, Inc.                                   150,150                  3,613
  Mentor Corp.                                    150,125                  3,612
  Alexandria Real Estate
    Equities, Inc. REIT                            62,312                  3,608
  Redwood Trust, Inc. REIT                         70,734                  3,597
* Macrovision Corp.                               159,061                  3,593
  Perrigo Co.                                     228,102                  3,586
* Abgenix, Inc.                                   287,500                  3,582
  Kellwood Co.                                     87,198                  3,575
  Kilroy Realty Corp. REIT                        109,078                  3,572
* McDATA Corp. Class A                            374,613                  3,570
  Texas Regional Bancshares, Inc.                  96,338                  3,565
  Community First Bankshares, Inc.                123,022                  3,560
  Arrow International, Inc.                       142,465                  3,559
* Intergraph Corp.                                148,769                  3,559
* Lattice Semiconductor Corp.                     367,338                  3,556
* eSPEED, Inc. Class A                            151,852                  3,555
* Kroll Inc.                                      136,672                  3,553
* United Online, Inc.                             211,072                  3,544
* Select Comfort Corp.                            142,961                  3,540
  Tupperware Corp.                                203,608                  3,531
* Catalina Marketing Corp.                        174,979                  3,528
  Regal Entertainment Group
    Class A                                       171,763                  3,525
* Northwest Airlines Corp.
    Class A                                       278,868                  3,519
* Alaris Medical Systems, Inc.                    231,337                  3,519
* Spinnaker Exploration Co.                       109,015                  3,518
* Philadelphia Consolidated
    Holding Corp.                                  72,029                  3,517
* Wright Medical Group, Inc.                      115,337                  3,511
  Acuity Brands, Inc.                             135,925                  3,507
* Sybron Dental Specialties, Inc.                 124,592                  3,501
* Ligand Pharmaceuticals Inc.
    Class B                                       238,024                  3,497
* Waste Connections, Inc.                          92,443                  3,492
  Brandywine Realty Trust REIT                    129,644                  3,471
* Odyssey Healthcare, Inc.                        118,420                  3,465
* Continental Airlines, Inc. Class B              212,899                  3,464
  Reliance Steel & Aluminum Co.                   104,282                  3,463
* Tularik, Inc.                                   214,056                  3,457
* Tesoro Petroleum Corp.                          237,193                  3,456
  Post Properties, Inc. REIT                      123,682                  3,453
  New Jersey Resources Corp.                       89,670                  3,453
* Hecla Mining Co.                                416,542                  3,453
  Allegheny Technologies Inc.                     261,075                  3,451
* Ohio Casualty Corp.                             198,286                  3,442
  St. Mary Land & Exploration Co.                 120,734                  3,441
  First Niagara Financial
    Group, Inc.                                   230,159                  3,432
* Cox Radio, Inc.                                 135,947                  3,430
* Quicksilver Resources, Inc.                     106,113                  3,427
  MacDermid, Inc.                                 100,075                  3,427
* Cost Plus, Inc.                                  83,494                  3,423
* Brooks Automation, Inc.                         141,589                  3,422
* Scientific Games Corp.                          200,653                  3,413
  Alpharma, Inc. Class A                          169,374                  3,404
* Parametric Technology Corp.                     863,967                  3,404
  Colonial Properties Trust REIT                   85,927                  3,403
  Delta & Pine Land Co.                           133,952                  3,402
* Denbury Resources, Inc.                         244,466                  3,401
  Skywest, Inc.                                   187,417                  3,396
  Banta Corp.                                      83,779                  3,393
* Priority Healthcare Corp.
    Class B                                       140,655                  3,391

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  UMB Financial Corp.                              71,314                  3,390
* Silicon Storage Technology, Inc.                307,909                  3,387
  Boyd Gaming Corp.                               209,570                  3,382
  Santander BanCorp                               138,791                  3,380
  LNR Property Corp.                               68,204                  3,377
  Capital Automotive REIT                         105,419                  3,373
  BankAtlantic Bancorp, Inc.
    Class A                                       177,462                  3,372
* FileNET Corp.                                   124,507                  3,372
  Maguire Properties, Inc. REIT                   138,700                  3,370
  Vintage Petroleum, Inc.                         279,993                  3,368
* Unit Corp.                                      142,916                  3,366
  Alfa Corp.                                      261,299                  3,360
* AMERIGROUP Corp.                                 78,736                  3,358
  Lincoln Electric Holdings, Inc.                 135,693                  3,357
  A.O. Smith Corp.                                 95,755                  3,356
  Novastar Financial, Inc. REIT                    78,108                  3,356
* Axcelis Technologies, Inc.                      327,373                  3,346
* Aeropostale, Inc.                               121,600                  3,334
  Taubman Co. REIT                                161,753                  3,332
  Avista Corp.                                    183,187                  3,319
  MSC Industrial Direct Co., Inc.
    Class A                                       120,511                  3,314
* Corrections Corp. of
    America REIT                                  114,869                  3,312
* Wynn Resorts Ltd.                               118,065                  3,307
  Northwest Bancorp, Inc.                         154,756                  3,306
* AirTran Holdings, Inc.                          277,475                  3,302
  Wabtec Corp.                                    193,496                  3,297
  Northwest Natural Gas Co.                       107,164                  3,295
  Kelly Services, Inc. Class A                    115,401                  3,294
  Impac Mortgage
    Holdings, Inc. REIT                           180,818                  3,293
  Rollins, Inc.                                   145,997                  3,292
  Longs Drug Stores, Inc.                         132,918                  3,288
  Senior Housing Properties
    Trust REIT                                    190,223                  3,278
* Journal Register Co.                            157,836                  3,267
* Encore Acquisition Co.                          132,381                  3,263
* CompuCredit Corp.                               153,006                  3,256
* Vicuron Pharmaceuticals Inc.                    174,444                  3,253
  Potlatch Corp.                                   93,494                  3,251
  USF Corp.                                        95,003                  3,248
* Applera Corp.-Celera
    Genomics Group                                233,220                  3,244
  Susquehanna Bancshares, Inc.                    129,640                  3,242
* OMI Corp.                                       362,700                  3,239
* Mentor Graphics Corp.                           222,499                  3,235
* US Oncology, Inc.                               300,263                  3,231
* Men's Wearhouse, Inc.                           128,715                  3,219
  Modine Manufacturing Co.                        118,482                  3,197
  Weis Markets, Inc.                               88,005                  3,195
  Arkansas Best Corp.                             101,630                  3,190
* Chiquita Brands International, Inc.             141,501                  3,188
* Internet Security Systems, Inc.                 168,847                  3,179
  Lennox International Inc.                       190,157                  3,176
* FTI Consulting, Inc.                            135,876                  3,175
* MPS Group, Inc.                                 339,528                  3,175
* eResearch Technology, Inc.                      124,863                  3,174
* United Surgical Partners
    International, Inc.                            94,780                  3,173
  TrustCo Bank NY                                 241,157                  3,171
  Syntel, Inc.                                    128,154                  3,167
* Nektar Therapeutics                             232,465                  3,164
* Stillwater Mining Co.                           330,463                  3,163
  Granite Construction Co.                        134,393                  3,157
* Kyphon Inc.                                     126,906                  3,151
  BlackRock, Inc.                                  59,297                  3,149
  Oakley, Inc.                                    227,358                  3,147
* Transaction Systems
    Architects, Inc.                              138,965                  3,145
* CNET Networks, Inc.                             460,834                  3,143
  LandAmerica Financial Group, Inc.                60,078                  3,140
* Align Technology, Inc.                          189,917                  3,137
* Dionex Corp.                                     68,048                  3,132
  Georgia Gulf Corp.                              108,368                  3,130
* Commonwealth Telephone
    Enterprises, Inc.                              82,890                  3,129
* Armor Holdings, Inc.                            118,778                  3,125
* Quiksilver, Inc.                                175,548                  3,112
  Black Hills Corp.                               104,262                  3,110
* La Quinta Corp. REIT                            483,801                  3,101
* Inveresk Research Group Inc.                    125,354                  3,100
* General Maritime Corp.                          175,899                  3,096
* American Medical Systems
    Holdings, Inc.                                141,970                  3,095
* Adaptec, Inc.                                   350,073                  3,091
  Schnitzer Steel
    Industries, Inc. Class A                       51,072                  3,090
  ADVO, Inc.                                       97,126                  3,085
  Lexington Corporate
    Properties Trust REIT                         152,389                  3,077
* CommScope, Inc.                                 187,850                  3,068
  NDCHealth Corp.                                 119,406                  3,059
* Tekelec                                         196,440                  3,055
* United Defense Industries Inc.                   95,789                  3,054
* TriQuint Semiconductor, Inc.                    431,677                  3,052
  S & T Bancorp, Inc.                             102,035                  3,051
* Kansas City Southern                            212,370                  3,041
* Meritage Corp.                                   45,848                  3,040
* Knight Transportation, Inc.                     118,427                  3,038
  Corus Bankshares Inc.                            95,986                  3,029
* RealNetworks, Inc.                              527,560                  3,012
  Black Box Corp.                                  65,363                  3,011

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Casey's General Stores, Inc.                    170,488                  3,011
* Keane, Inc.                                     205,590                  3,010
* AK Steel Corp.                                  589,234                  3,005
* ExpressJet Holdings, Inc.                       199,766                  2,996
  Burlington Coat Factory
    Warehouse Corp.                               141,607                  2,996
* Ditech Communications Corp.                     156,805                  2,995
  Irwin Financial Corp.                            95,278                  2,992
* Comstock Resources, Inc.                        154,415                  2,980
  State Auto Financial Corp.                      127,314                  2,978
* The Sports Authority, Inc.                       77,485                  2,975
* Wilson Greatbatch
    Technologies, Inc.                             70,243                  2,969
  Gables Residential Trust REIT                    85,465                  2,969
  MB Financial, Inc.                               81,499                  2,967
  Matthews International Corp.                    100,235                  2,966
* Magnum Hunter Resources Inc.                    311,873                  2,966
  PS Business Parks, Inc. REIT                     71,825                  2,963
  Bank Mutual Corp.                               260,159                  2,963
* Telik, Inc.                                     128,775                  2,963
* Penn National Gaming, Inc.                      128,342                  2,962
* DSP Group Inc.                                  118,868                  2,961
* Genencor International Inc.                     187,674                  2,956
* Veeco Instruments, Inc.                         104,817                  2,956
* Southwestern Energy Co.                         123,674                  2,956
  Chemical Financial Corp.                         81,178                  2,954
  H.B. Fuller Co.                                  99,271                  2,952
* Radio One, Inc. Class D                         152,170                  2,937
* Kulicke & Soffa Industries, Inc.                203,748                  2,930
* ProAssurance Corp.                               91,128                  2,930
* Informatica Corp.                               284,166                  2,927
* Entegris Inc.                                   227,488                  2,923
* Plains Exploration &
    Production Co.                                189,412                  2,915
  Sensient Technologies Corp.                     147,222                  2,911
* Digital Insight Corp.                           116,863                  2,910
  Hancock Holding Co.                              53,323                  2,910
  Community Bank System, Inc.                      59,284                  2,905
  ABM Industries Inc.                             166,770                  2,903
* Actuant Corp.                                    80,155                  2,902
* Wabash National Corp.                            98,691                  2,892
* Payless ShoeSource, Inc.                        215,184                  2,883
  Kimball International, Inc.
    Class B                                       185,336                  2,882
* Aztar Corp.                                     128,056                  2,881
  USEC Inc.                                       342,594                  2,878
  Selective Insurance Group                        88,797                  2,873
* Technitrol, Inc.                                138,465                  2,872
* Advanced Neuromodulation
    Systems, Inc.                                  62,394                  2,869
  R.L.I. Corp.                                     76,426                  2,863
* WMS Industries, Inc.                            109,265                  2,863
  First Financial Bancorp                         179,026                  2,855
  UniSource Energy Corp.                          115,786                  2,855
* Global Imaging Systems, Inc.                     89,918                  2,855
* ESS Technology, Inc.                            167,750                  2,853
* Dendrite International, Inc.                    182,015                  2,852
  Brookfield Homes Corp.                          110,677                  2,852
  IHOP Corp.                                       73,776                  2,839
  Crompton Corp.                                  395,016                  2,832
  Wolverine World Wide, Inc.                      138,858                  2,830
  Ruddick Corp.                                   158,074                  2,830
* Gartner, Inc. Class B                           259,823                  2,827
* Anixter International Inc.                      109,113                  2,824
* Rare Hospitality
    International Inc.                            115,418                  2,821
* WCI Communities, Inc.                           136,795                  2,819
* Power-One, Inc.                                 259,443                  2,810
  CVB Financial Corp.                             145,465                  2,806
* Sinclair Broadcast Group, Inc.                  187,729                  2,801
* SEACOR SMIT Inc.                                 66,625                  2,800
  Brady Corp. Class A                              68,668                  2,798
* Advanced Digital
    Information Corp.                             199,593                  2,794
* Group 1 Automotive, Inc.                         77,191                  2,794
  Federal Signal Corp.                            158,956                  2,785
* Hain Celestial Group, Inc.                      119,690                  2,778
* MICROS Systems, Inc.                             63,929                  2,772
  CDI Corp.                                        84,494                  2,767
  American Financial Realty
    Trust REIT                                    162,200                  2,766
  CARBO Ceramics Inc.                              53,946                  2,765
  Grey Global Group Inc.                            4,045                  2,763
* Universal Compression
    Holdings, Inc.                                105,604                  2,763
  Manufactured Home
    Communities, Inc. REIT                         73,357                  2,762
  Barra, Inc.                                      77,565                  2,753
  Zenith National Insurance Corp.                  84,556                  2,752
* Cyberonics, Inc.                                 85,957                  2,751
* ProQuest Co.                                     93,403                  2,751
  Dime Community Bancshares                        89,349                  2,748
* Kirby Corp.                                      78,769                  2,747
* Sierra Pacific Resources                        373,905                  2,744
  Commercial Metals Co.                            90,274                  2,744
* Jones Lang Lasalle Inc.                         132,333                  2,743
* AmSurg Corp.                                     72,138                  2,733
  Millennium Chemicals, Inc.                      215,540                  2,733
  Wintrust Financial Corp.                         60,581                  2,732
* Financial Federal Corp.                          89,406                  2,731
* Teledyne Technologies, Inc.                     144,828                  2,730
  First Commonwealth
    Financial Corp.                               191,322                  2,728
* Extreme Networks, Inc.                          378,046                  2,726

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* WellChoice Inc.                                  78,917                  2,723
  Waypoint Financial Corp.                        125,121                  2,714
  Cleco Corp.                                     150,911                  2,713
* PSS World Medical, Inc.                         224,445                  2,709
  Tecumseh Products Co. Class A                    55,921                  2,708
  Brookline Bancorp, Inc.                         176,338                  2,705
* Watson Wyatt & Co. Holdings                     111,960                  2,704
  Stewart Information
    Services Corp.                                 66,644                  2,702
* Maverick Tube Corp.                             140,142                  2,698
  G & K Services, Inc. Class A                     73,193                  2,690
* Cal Dive International, Inc.                    111,554                  2,690
* Entravision
    Communications Corp.                          241,422                  2,680
  Kaydon Corp.                                    103,629                  2,678
* Range Resources Corp.                           283,148                  2,676
* Quanta Services, Inc.                           366,337                  2,674
  Quanex Corp.                                     58,000                  2,674
* EMCOR Group, Inc.                                60,851                  2,671
* EGL, Inc.                                       151,940                  2,668
* RSA Security Inc.                               187,890                  2,668
  Hudson River Bancorp. Inc.                       68,354                  2,668
  Surewest Communications                          65,974                  2,667
  John H. Harland Co.                              97,643                  2,666
* CUNO Inc.                                        59,120                  2,662
* AMIS Holdings Inc.                              145,500                  2,660
  Mid-State Bancshares                            104,374                  2,655
* Electronics Boutique
    Holdings Corp.                                115,807                  2,651
* Headwaters Inc.                                 135,072                  2,650
* Hollywood Entertainment Corp.                   192,288                  2,644
* Credence Systems Corp.                          200,783                  2,642
* InfoSpace, Inc.                                 114,597                  2,641
* Argosy Gaming Co.                               101,631                  2,641
  Horace Mann Educators Corp.                     188,655                  2,636
* Jack in the Box Inc.                            123,248                  2,633
* WebEx Communications, Inc.                      130,469                  2,622
* LTX Corp.                                       174,443                  2,622
* BankUnited Financial Corp.                      101,450                  2,616
* Integra LifeSciences Holdings                    91,376                  2,616
* Finish Line, Inc.                                87,271                  2,616
* ATMI, Inc.                                      112,976                  2,614
* First Federal Financial Corp.                    60,024                  2,611
* Corvis Corp.                                  1,531,493                  2,604
* Aspect Communications Corp.                     165,052                  2,601
* IDX Systems Corp.                                96,411                  2,586
* Remington Oil & Gas Corp.                       131,223                  2,584
  Glimcher Realty Trust REIT                      115,373                  2,582
* Manhattan Associates, Inc.                       93,396                  2,581
* Advanced Energy Industries, Inc.                 99,063                  2,581
* Triad Guaranty, Inc.                             51,210                  2,578
* Genesis Healthcare Corp.                        113,143                  2,577
* Renaissance Learning, Inc.                      106,987                  2,576
* Regeneron Pharmaceuticals, Inc.                 175,030                  2,575
* FEI Co.                                         114,318                  2,572
* Ask Jeeves, Inc.                                141,899                  2,571
  Provident Bankshares Corp.                       87,293                  2,570
  Sun Communities, Inc. REIT                       66,303                  2,566
* Wireless Facilities, Inc.                       172,418                  2,562
* Ariba, Inc.                                     853,212                  2,560
  Liberty Corp.                                    56,557                  2,556
  The Laclede Group, Inc.                          89,215                  2,547
  The Trust Co. of New Jersey                      64,146                  2,545
* Magma Design Automation, Inc.                   109,036                  2,545
  MCG Capital Corp.                               130,481                  2,544
* Price Communications Corp.                      185,226                  2,543
  Penn Virginia Corp.                              45,675                  2,542
* Trex Co., Inc.                                   66,894                  2,541
* Too Inc.                                        150,477                  2,540
* Hanover Compressor Co.                          227,774                  2,540
* Old Dominion Freight Line, Inc.                  74,516                  2,540
  AMCOL International Corp.                       125,489                  2,535
  Charter Financial Corp.                          67,997                  2,534
  CH Energy Group, Inc.                            53,984                  2,532
  Summit Properties, Inc. REIT                    104,852                  2,519
  Handleman Co.                                   122,613                  2,517
  Republic Bancorp, Inc.                          186,570                  2,517
* Rayovac Corp.                                   120,014                  2,514
  Watsco, Inc.                                    110,584                  2,514
* KCS Energy, Inc.                                238,051                  2,511
* Guitar Center, Inc.                              77,041                  2,510
* DRS Technologies, Inc.                           90,279                  2,508
* Lin TV Corp.                                     96,988                  2,503
* CSK Auto Corp.                                  133,308                  2,502
* American Italian Pasta Co.                       59,718                  2,502
  Harleysville National Corp.                      83,084                  2,501
* Hutchinson Technology, Inc.                      81,338                  2,500
* ChipPAC, Inc.                                   329,300                  2,499
  Southern Peru Copper Corp.                       52,968                  2,498
* Asyst Technologies, Inc.                        143,905                  2,497
* Vertex Pharmaceuticals, Inc.                    243,844                  2,495
* InterMune Inc.                                  107,519                  2,490
* NeighborCare Inc.                               126,074                  2,490
  Boston Private Financial
    Holdings, Inc.                                100,195                  2,489
* Ultratech, Inc.                                  84,692                  2,487
* GlobespanVirata, Inc.                           422,976                  2,487
* Symyx Technologies, Inc.                        120,946                  2,485
* Rogers Corp.                                     56,280                  2,483
* MAXIMUS, Inc.                                    63,384                  2,480
  Spartech Corp.                                  100,617                  2,479
  Brown Shoe Co., Inc.                             65,352                  2,479
* Mindspeed Technologies, Inc.                    361,838                  2,479
  Harbor Florida Bancshares, Inc.                  83,415                  2,478

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Citadel Broadcasting Corp.                      110,600                  2,474
  A. Schulman Inc.                                115,769                  2,468
* Altiris, Inc.                                    67,638                  2,467
* Sunrise Senior Living, Inc.                      63,667                  2,466
  Landry's Restaurants, Inc.                       95,790                  2,464
* Thoratec Corp.                                  189,350                  2,463
* Prima Energy Corp.                               70,005                  2,461
  Connecticut Bancshares, Inc.                     47,729                  2,460
* Therasense, Inc.                                121,036                  2,457
* United Natural Foods, Inc.                       68,390                  2,456
* Swift Energy Co.                                145,746                  2,456
* Shaw Group, Inc.                                179,911                  2,450
* Credit Acceptance Corp.                         159,980                  2,448
* CTI Molecular Imaging, Inc.                     144,671                  2,446
  Owens & Minor, Inc. Holding Co.                 111,610                  2,445
* Mastec Inc.                                     165,085                  2,445
* Multimedia Games Inc.                            59,472                  2,444
* Commercial Capital Bancorp, Inc.                114,119                  2,443
* Nuevo Energy Co.                                100,972                  2,440
* Sharper Image Corp.                              74,745                  2,440
* NetIQ Corp.                                     184,182                  2,440
* Adolor Corp.                                    121,775                  2,438
  Wausau-Mosinee Paper Corp.                      180,081                  2,435
* Investment Technology
    Group, Inc.                                   150,692                  2,434
* Exar Corp.                                      142,466                  2,433
  Umpqua Holdings Corp.                           116,844                  2,429
  PFF Bancorp, Inc.                                66,954                  2,429
* USANA Health Sciences, Inc.                      79,202                  2,424
* The Advisory Board Co.                           69,294                  2,419
  Amcore Financial, Inc.                           89,423                  2,416
* ANSYS, Inc.                                      60,807                  2,414
* Energy Partners, Ltd.                           173,668                  2,414
* Genta Inc.                                      231,706                  2,412
  Seacoast Financial
    Services Corp.                                 87,970                  2,411
* eFunds Corp.                                    138,961                  2,411
* Coherent, Inc.                                  101,280                  2,410
* American Management
    Systems, Inc.                                 159,789                  2,408
* Six Flags, Inc.                                 320,196                  2,408
  Commercial Net Lease
    Realty REIT                                   135,201                  2,407
* USG Corp.                                       144,959                  2,402
* Big 5 Sporting Goods Corp.                      114,512                  2,399
* S1 Corp.                                        297,884                  2,398
* Petroleum Development Corp.                     100,840                  2,390
* Oceaneering International, Inc.                  85,313                  2,389
* Borland Software Corp.                          244,892                  2,383
* Playtex Products, Inc.                          308,159                  2,382
* Helen of Troy Ltd.                              102,743                  2,379
* OM Group, Inc.                                   90,682                  2,375
* CapitalSource Inc.                              109,500                  2,374
* Progress Software Corp.                         115,955                  2,372
* Mediacom
    Communications Corp.                          273,415                  2,371
  American Home Mortgage
    Investment Corp.                              105,181                  2,368
  Cambrex Corp.                                    93,707                  2,367
  Main Street Banks, Inc.                          89,157                  2,363
* PRIMEDIA Inc.                                   833,727                  2,359
* Photon Dynamics, Inc.                            58,550                  2,356
* TTM Technologies, Inc.                          139,415                  2,353
* Priceline.com, Inc.                             131,466                  2,353
* McDermott International, Inc.                   196,872                  2,353
* Enterasys Networks, Inc.                        627,265                  2,352
* American Pharmaceuticals
    Partners, Inc.                                 69,832                  2,346
* Ryan's Family Steak
    Houses, Inc.                                  154,667                  2,342
* Ocwen Financial Corp.                           264,141                  2,340
* Plug Power, Inc.                                322,530                  2,338
* Micromuse Inc.                                  338,565                  2,336
  Interstate Bakeries Corp.                       164,031                  2,334
* Exult Inc.                                      327,612                  2,333
  Oxford Industries, Inc.                          68,772                  2,330
  Vector Group Ltd.                               142,443                  2,325
  Christopher & Banks Corp.                       119,023                  2,325
  Getty Realty Holding Corp. REIT                  88,891                  2,324
  Russ Berrie and Co., Inc.                        68,435                  2,320
* Leapfrog Enterprises, Inc.                       87,442                  2,320
  Frontier Oil Corp.                              134,647                  2,319
  First Sentinel Bancorp Inc.                     110,039                  2,317
  Net.Bank, Inc.                                  173,516                  2,316
* Kindred Healthcare, Inc.                         44,502                  2,313
  Entertainment Properties
    Trust REIT                                     66,618                  2,312
* THQ Inc.                                        136,741                  2,312
* Superior Energy Services, Inc.                  245,792                  2,310
  The Standard Register Co.                       137,269                  2,310
* Oil States International, Inc.                  165,389                  2,306
* Pinnacle Systems, Inc.                          269,681                  2,300
* DJ Orthopedics Inc.                              85,819                  2,300
  NBT Bancorp, Inc.                               107,217                  2,299
* Newport Corp.                                   138,982                  2,297
  Gevity HR, Inc.                                 103,233                  2,296
* URS Corp.                                        91,721                  2,294
  LaBranche & Co. Inc.                            196,383                  2,292
  Alabama National
    BanCorporation                                 43,604                  2,291
* Integrated Silicon Solution, Inc.               146,049                  2,289
* Dollar Thrifty Automotive
    Group, Inc.                                    88,199                  2,288
  Southwest Gas Corp.                             101,614                  2,281

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Alexander's, Inc. REIT                           18,299                  2,281
* Enbridge Energy Management                       47,177                  2,280
  Parkway Properties Inc. REIT                     54,751                  2,278
  Franklin Electric, Inc.                          37,653                  2,278
* CSG Systems International, Inc.                 182,252                  2,276
* Boca Resorts, Inc. Class A                      152,061                  2,275
  UIL Holdings Corp.                               50,401                  2,273
  Sterling Bancshares, Inc.                       170,500                  2,273
  First Financial Bankshares, Inc.                 54,492                  2,272
* Papa John's International, Inc.                  67,969                  2,269
  Baldor Electric Co.                              99,286                  2,269
* Griffon Corp.                                   111,915                  2,267
  Infinity Property &
    Casualty Corp.                                 68,461                  2,263
* SERENA Software, Inc.                           123,300                  2,263
  Holly Corp.                                      82,144                  2,259
  Blockbuster Inc. Class A                        125,733                  2,257
* School Specialty, Inc.                           66,289                  2,254
* Dobson Communications Corp.                     342,928                  2,253
  Texas Industries, Inc.                           60,823                  2,250
* Checkpoint Systems, Inc.                        118,990                  2,250
  Sauer-Danfoss, Inc.                             138,570                  2,245
* CMGI Inc.                                     1,259,782                  2,242
* Sotheby's Holdings Class A                      163,983                  2,240
  City Holding Co.                                 63,998                  2,240
* Impax Laboratories, Inc.                        155,610                  2,239
* Digene Corp.                                     55,794                  2,237
* Trammell Crow Co.                               168,768                  2,236
  Berry Petroleum Class A                         110,347                  2,235
  First Republic Bank                              62,382                  2,233
* PTEK Holdings, Inc.                             253,209                  2,231
* Imagistics International Inc.                    59,322                  2,225
  United National Bancorp                          62,228                  2,223
* USI Holdings Corp.                              170,086                  2,220
  Ramco-Gershenson
    Properties Trust REIT                          78,331                  2,217
* International Steel Group, Inc.                  56,900                  2,216
* Time Warner Telecom Inc.                        218,763                  2,216
* Harvest Natural Resources, Inc.                 222,213                  2,211
* Primus Telecommunications
    Group, Inc.                                   217,011                  2,209
* Cirrus Logic                                    287,201                  2,203
  Watts Water Technologies, Inc.                   98,346                  2,183
* UnitedGlobalCom Inc. Class A                    257,454                  2,183
* FuelCell Energy, Inc.                           167,560                  2,178
* Silgan Holdings, Inc.                            51,131                  2,178
* Shuffle Master, Inc.                             62,869                  2,177
* Rudolph Technologies, Inc.                       88,237                  2,165
* Pacer International, Inc.                       106,959                  2,163
  United Community Banks, Inc.                     65,710                  2,162
  EastGroup Properties, Inc. REIT                  66,743                  2,161
  Inter-Tel, Inc.                                  86,499                  2,161
* Cray Inc.                                       217,548                  2,160
  Anchor Bancorp Wisconsin Inc.                    86,742                  2,160
* Ventana Medical Systems, Inc.                    54,784                  2,158
* Plains Resources Inc.                           134,421                  2,157
  Cash America International Inc.                 101,770                  2,155
* Opsware, Inc.                                   289,839                  2,145
* Aeroflex, Inc.                                  183,464                  2,145
* Epicor Software Corp.                           167,690                  2,140
* VistaCare, Inc.                                  60,815                  2,138
* CONMED Corp.                                     89,558                  2,131
  Cubic Corp.                                      92,570                  2,129
  Walter Industries, Inc.                         159,331                  2,127
  Carpenter Technology Corp.                       71,824                  2,124
  National Penn Bancshares Inc.                    65,873                  2,116
* Mercury Computer Systems, Inc.                   84,937                  2,115
* Red Robin Gourmet Burgers                        69,451                  2,114
* Tejon Ranch Co.                                  51,490                  2,112
  Fidelity Bankshares, Inc.                        67,176                  2,109
* FormFactor Inc.                                 106,500                  2,109
* Digital River, Inc.                              95,271                  2,105
* Esterline Technologies Corp.                     78,847                  2,103
  World Fuel Services Corp.                        61,934                  2,103
* Verity, Inc.                                    125,943                  2,102
* Synaptics Inc.                                  140,283                  2,101
* Arris Group Inc.                                289,917                  2,099
* Movie Gallery, Inc.                             112,165                  2,095
* Insight Enterprises, Inc.                       111,164                  2,090
* America West Holdings Corp.
    Class B                                       168,464                  2,089
* Forward Air Corp.                                75,582                  2,079
* California Amplifier, Inc.                      147,427                  2,074
* Labor Ready, Inc.                               158,320                  2,074
  Bandag, Inc.                                     50,101                  2,064
* Offshore Logistics, Inc.                         84,127                  2,063
* Advent Software, Inc.                           118,251                  2,061
* Hewitt Associates, Inc.                          68,926                  2,061
  National Health Investors REIT                   82,814                  2,060
  The Manitowoc Co., Inc.                          66,029                  2,060
* K2 Inc.                                         135,096                  2,055
* Local Financial Corp.                            98,560                  2,054
* UTStarcom, Inc.                                  55,362                  2,052
  Farmer Brothers, Inc.                             6,592                  2,052
* Grey Wolf, Inc.                                 547,561                  2,048
  Otter Tail Corp.                                 76,513                  2,045
* InterVoice, Inc.                                171,973                  2,041
  U.S. Restaurant
    Properties, Inc. REIT                         119,781                  2,041
* PAREXEL International Corp.                     125,506                  2,041
  PolyMedica Corp.                                 77,534                  2,040
* Tanox, Inc.                                     137,218                  2,038
  Regal-Beloit Corp.                               92,523                  2,036
  Landauer, Inc.                                   49,835                  2,032

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* El Paso Electric Co.                            152,203                  2,032
* McMoRan Exploration Co.                         107,992                  2,025
  Westbanco Inc.                                   73,085                  2,024
* Tradestation Group Inc.                         228,392                  2,024
* F5 Networks, Inc.                                80,505                  2,021
  Coca-Cola Bottling Co.                           37,738                  2,019
  South Jersey Industries, Inc.                    49,838                  2,018
* The Meridian Resource Corp.                     339,799                  2,018
* MedQuist, Inc.                                  125,587                  2,017
* Daktronics, Inc.                                 80,127                  2,016
* Guess ?, Inc.                                   166,939                  2,015
* Connetics Corp.                                 110,943                  2,015
  Russell Corp.                                   114,662                  2,013
* Tyler Technologies, Inc.                        209,047                  2,013
* Centene Corp.                                    71,734                  2,009
* Standard Microsystem Corp.                       79,112                  2,002
* William Lyon Homes, Inc.                         31,885                  2,001
  First Charter Corp.                             102,347                  2,001
* Haemonetics Corp.                                83,603                  1,997
* Interwoven Inc.                                 157,949                  1,996
* Keystone Automotive
    Industries, Inc.                               78,716                  1,996
* Advanced Medical Optics, Inc.                   101,568                  1,996
  Omega Healthcare
    Investors, Inc. REIT                          213,848                  1,995
  Equity Inns, Inc. REIT                          220,377                  1,994
  Anthracite Capital Inc. REIT                    179,658                  1,989
  Glacier Bancorp, Inc.                            61,358                  1,988
  National Financial Partners Corp.                72,100                  1,986
  Flushing Financial Corp.                        108,652                  1,986
  Glenborough Realty
    Trust, Inc. REIT                               99,156                  1,978
  Corporate Office Properties
    Trust, Inc. REIT                               93,997                  1,974
  Barnes Group, Inc.                               60,999                  1,971
* Mannatech, Inc.                                 181,092                  1,967
* Actel Corp.                                      81,569                  1,966
  Kansas City Life Insurance Co.                   42,542                  1,965
* Carrier Access Corp.                            156,923                  1,965
* C-COR Electronics, Inc.                         175,910                  1,958
* Pixelworks, Inc.                                177,210                  1,956
* Safeguard Scientifics, Inc.                     483,212                  1,952
  NACCO Industries, Inc. Class A                   21,814                  1,952
  Royal Gold, Inc.                                 93,152                  1,950
* bebe stores, inc                                 74,995                  1,949
  JLG Industries, Inc.                            127,852                  1,947
* CNA Surety Corp.                                204,633                  1,946
* FARO Technologies, Inc.                          77,868                  1,945
* Mesa Air Group Inc.                             155,333                  1,945
* The Children's Place Retail
    Stores, Inc.                                   72,632                  1,941
* Aviall Inc.                                     125,121                  1,941
* Ocular Sciences, Inc.                            67,576                  1,940
* Saxon Capital Inc.                               92,375                  1,935
* Clayton Williams Energy, Inc.                    66,548                  1,935
  Analogic Corp.                                   47,138                  1,933
  FBL Financial Group, Inc.
    Class A                                        74,739                  1,928
* Province Healthcare Co.                         120,461                  1,927
* MRV Communications Inc.                         511,890                  1,925
* Vail Resorts Inc.                               112,621                  1,915
* Per-Se Technologies, Inc.                       125,319                  1,912
  Midwest Banc Holdings, Inc.                      85,888                  1,911
* Ixia                                            163,230                  1,910
  Harleysville Group, Inc.                         96,000                  1,909
* Stein Mart, Inc.                                231,709                  1,909
  OceanFirst Financial Corp.                       70,288                  1,909
* InVision Technologies, Inc.                      56,829                  1,908
  Aceto Corp.                                      74,620                  1,906
* Silicon Image, Inc.                             263,520                  1,905
* Biosite Inc.                                     65,808                  1,905
* Oregon Steel Mills, Inc.                        327,728                  1,904
  Integra Bank Corp.                               86,514                  1,901
* PalmOne, Inc.                                   161,808                  1,901
* Alliance Data Systems Corp.                      68,665                  1,901
* Littelfuse, Inc.                                 65,925                  1,900
  Kenneth Cole Productions, Inc.                   64,563                  1,898
* Remec, Inc.                                     225,281                  1,895
* FTD, Inc.                                        76,800                  1,892
  Nara Bancorp, Inc.                               69,290                  1,892
* Pre-Paid Legal Services, Inc.                    72,346                  1,890
  Woodward Governor Co.                            33,219                  1,888
* Moog Inc.                                        38,159                  1,885
* SuperGen, Inc.                                  171,114                  1,882
* Navigant Consulting, Inc.                        99,506                  1,877
* ILEX Oncology, Inc.                              88,158                  1,873
* Charming Shoppes, Inc.                          346,875                  1,873
* Global Industries Ltd.                          363,698                  1,873
* Netegrity, Inc.                                 181,564                  1,872
* Verint Systems Inc.                              82,593                  1,863
* Consolidated Graphics, Inc.                      58,927                  1,861
  M/I Schottenstein Homes, Inc.                    47,654                  1,861
* Onyx Pharmaceuticals, Inc.                       65,904                  1,860
  Pulitzer, Inc.                                   34,444                  1,860
* I-STAT Corp.                                    121,159                  1,854
  Correctional Properties
    Trust REIT                                     64,322                  1,852
  West Pharmaceutical
    Services, Inc.                                 54,612                  1,851
* Inspire Pharmaceuticals, Inc.                   130,732                  1,851
* PETCO Animal Supplies, Inc.                      60,589                  1,845
* ValueVision Media, Inc.                         110,341                  1,843
* ScanSource, Inc.                                 40,275                  1,837
* Artesyn Technologies, Inc.                      215,363                  1,835

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Enzon Pharmaceuticals, Inc.                     152,761                  1,833
  Curtiss-Wright Corp.                             40,714                  1,833
* Immucor Inc.                                     89,782                  1,831
  C & D Technologies, Inc.                         95,433                  1,829
  Lance, Inc.                                     121,389                  1,824
* KVH Industries, Inc.                             66,402                  1,824
* Charles River Associates Inc.                    57,016                  1,824
  Value Line, Inc.                                 36,547                  1,824
* Enzo Biochem, Inc.                              101,823                  1,824
* Brightpoint, Inc.                               105,527                  1,820
  Oriental Financial Group Inc.                    70,808                  1,820
* Hydrill Co.                                      75,998                  1,819
  Pilgrim's Pride Corp.                           111,290                  1,817
* John B. Sanfilippo & Son, Inc.                   35,495                  1,812
* Microsemi Corp.                                  73,552                  1,808
  Tanger Factory Outlet
    Centers, Inc. REIT                             44,411                  1,808
* UICI                                            135,950                  1,805
* NCO Group, Inc.                                  79,211                  1,804
  MGE Energy, Inc.                                 57,117                  1,800
* Gartner, Inc. Class A                           158,990                  1,798
  Koger Equity, Inc. REIT                          85,854                  1,797
  Longview Fibre Co.                              145,253                  1,794
* BioLase Technology, Inc.                        107,900                  1,791
* Technical Olympic USA, Inc.                      65,037                  1,790
* The Gymboree Corp.                              103,859                  1,789
* Argonaut Group, Inc.                            115,068                  1,788
  Greif Inc. Class A                               50,354                  1,788
* ViaSat, Inc.                                     93,358                  1,787
* Insight Communications Co., Inc.                173,156                  1,785
* American Healthways Inc.                         74,782                  1,785
* Sapient Corp.                                   318,743                  1,785
* Sterling Financial Corp.                         52,141                  1,785
* At Road, Inc.                                   133,366                  1,774
* Closure Medical Corp.                            52,265                  1,773
* Quantum Corp.                                   568,256                  1,773
* webMethods, Inc.                                193,737                  1,773
* Zymogenetics, Inc.                              114,132                  1,769
  Gold Banc Corp., Inc.                           125,616                  1,766
  Phillips-Van Heusen Corp.                        99,532                  1,766
* Secure Computing Corp.                           98,483                  1,764
* Overnite Corp.                                   77,516                  1,763
* TransMontaigne Inc.                             272,916                  1,760
  Sonic Automotive, Inc.                           76,690                  1,758
* ManTech International Corp.                      70,344                  1,755
* Albany Molecular Research, Inc.                 116,603                  1,751
* Euronet Worldwide, Inc.                          97,242                  1,750
* ArthroCare Corp.                                 71,438                  1,750
* The Warnaco Group, Inc.                         109,633                  1,749
* j2 Global Communications, Inc.                   70,573                  1,748
* Plexus Corp.                                    101,709                  1,746
* MemberWorks, Inc.                                64,244                  1,746
* PolyOne Corp.                                   273,122                  1,745
  Sovran Self Storage, Inc. REIT                   46,960                  1,745
  Resource America, Inc.                          116,123                  1,742
* Openwave Systems Inc.                           158,347                  1,742
  Glatfelter                                      139,695                  1,739
* Monaco Coach Corp.                               72,982                  1,737
  Central Pacific Financial Co.                    57,746                  1,735
* United Therapeutics Corp.                        75,508                  1,733
* AAR Corp.                                       115,828                  1,732
* MeriStar Hospitality Corp. REIT                 265,964                  1,731
  R & G Financial Corp. Class B                    43,477                  1,730
* LCA-Vision Inc.                                  81,732                  1,730
* Talk America Holdings, Inc.                     149,815                  1,726
* RTI International Metals, Inc.                  102,262                  1,725
* Central Garden and Pet Co.                       61,528                  1,725
  Capstead Mortgage Corp. REIT                    102,759                  1,724
  Schweitzer-Mauduit
    International, Inc.                            57,753                  1,720
* Orbital Sciences Corp.                          142,878                  1,717
* Bright Horizons Family
    Solutions, Inc.                                40,857                  1,716
* Discovery Laboratories, Inc.                    163,574                  1,716
  BSB Bancorp, Inc.                                43,410                  1,715
* Sierra Health Services, Inc.                     62,370                  1,712
  MTS Systems Corp.                                89,023                  1,712
* Rainbow Technologies, Inc.                      151,918                  1,711
* Cleveland-Cliffs Inc.                            33,535                  1,709
* Century Business Services, Inc.                 382,023                  1,708
  First Financial Holdings, Inc.                   54,568                  1,706
* Smart & Final Inc.                              168,779                  1,701
  Empire District Electric Co.                     77,530                  1,700
  Independent Bank Corp. (MI)                      59,946                  1,700
* Atwood Oceanics, Inc.                            53,208                  1,699
  Churchill Downs, Inc.                            46,899                  1,698
* Taser International Inc.                         20,600                  1,697
* Genlyte Group, Inc.                              29,061                  1,697
* SCS Transportation, Inc.                         96,459                  1,696
* Learning Tree International, Inc.                97,359                  1,693
  Arch Chemicals, Inc.                             65,963                  1,693
  Apogee Enterprises, Inc.                        148,866                  1,690
  First Federal Capital Corp.                      74,939                  1,688
* First Horizon
    Pharmaceutical Corp.                          150,536                  1,686
* Mykrolis Corp.                                  104,828                  1,686
* M&F Worldwide Corp.                             126,168                  1,686
* Dick's Sporting Goods, Inc.                      34,621                  1,685
* Concurrent Computer Corp.                       385,157                  1,683
* Photronics Inc.                                  84,388                  1,681
* Overstock.com, Inc.                              84,602                  1,680
* Stamps.com Inc.                                 270,311                  1,676
  Gray Television, Inc.                           110,674                  1,673
* SRA International, Inc.                          38,789                  1,672

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  NL Industries, Inc.                             142,457                  1,667
* Hexcel Corp.                                    224,747                  1,665
  Community Trust Bancorp Inc.                     55,100                  1,664
  Simmons First National Corp.                     59,466                  1,659
  Advanta Corp. Class A                           127,572                  1,657
  MFA Mortgage
    Investments, Inc. REIT                        169,701                  1,655
  Central Parking Corp.                           110,755                  1,654
* VA Software Corp.                               422,485                  1,652
* BioMarin Pharmaceutical Inc.                    212,149                  1,648
* RailAmerica, Inc.                               139,628                  1,648
* TETRA Technologies, Inc.                         67,965                  1,647
* Sola International Inc.                          87,570                  1,646
* Xicor, Inc.                                     143,564                  1,628
  Newcastle Investment Corp. REIT                  59,834                  1,622
* Zoll Medical Corp.                               45,665                  1,620
* Rofin-Sinar Technologies Inc.                    46,867                  1,620
* Caraustar Industries, Inc.                      117,360                  1,620
  Independent Bank Corp. (MA)                      56,106                  1,617
  Banner Corp.                                     64,259                  1,616
  Town & Country Trust REIT                        63,726                  1,615
* Geron Corp.                                     161,911                  1,614
* Right Management
    Consultants, Inc.                              86,353                  1,611
* Transkaryotic Therapies, Inc.                   103,093                  1,609
* Ionics, Inc.                                     50,518                  1,609
  U.S.B. Holding Co., Inc.                         82,888                  1,607
* Mattson Technology, Inc.                        131,151                  1,603
* InFocus Corp.                                   165,553                  1,603
* RC2 Corp.                                        77,179                  1,601
  WD-40 Co.                                        45,244                  1,600
* Zoran Corp.                                      91,988                  1,600
  Patriot Bank Corp.                               55,904                  1,599
  Universal Health Realty
    Income REIT                                    53,094                  1,598
  The Stride Rite Corp.                           140,328                  1,597
* Administaff, Inc.                                91,864                  1,597
* Portfolio Recovery
    Associates, Inc.                               60,051                  1,594
* NetScout Systems, Inc.                          209,726                  1,594
* Wind River Systems Inc.                         181,954                  1,594
* SonicWALL, Inc.                                 204,299                  1,594
* Finisar Corp.                                   508,103                  1,590
* W-H Energy Services, Inc.                        98,153                  1,590
* Zygo Corp.                                       96,420                  1,590
* Wackenhut Corrections Corp.                      69,694                  1,589
* Capital Corp. of the West                        40,059                  1,588
* Ashford Hospitality Trust                       169,100                  1,588
* aQuantive, Inc.                                 154,707                  1,586
  Lennar Corp. Class B                             17,338                  1,585
* CorVel Corp.                                     42,110                  1,583
  ElkCorp                                          59,264                  1,582
  Cross Timbers Royalty Trust                      55,441                  1,581
  NUI Corp.                                        98,065                  1,581
* Hologic, Inc.                                    91,140                  1,579
* Navigators Group, Inc.                           51,153                  1,579
  Cascade Natural Gas Corp.                        74,855                  1,579
* Atrix Laboratories, Inc.                         65,640                  1,578
* National Western Life
    Insurance Co. Class A                          10,189                  1,578
* Cardiac Science, Inc.                           394,576                  1,574
  Great American Financial
    Resources, Inc.                                97,053                  1,574
* Lone Star Technologies, Inc.                     98,499                  1,574
  The Nautilus Group, Inc.                        112,018                  1,574
* PEC Solutions, Inc.                              92,784                  1,573
  EDO Corp.                                        63,795                  1,573
  Cato Corp. Class A                               76,678                  1,572
  CIRCOR International, Inc.                       65,117                  1,569
* Vignette Corp.                                  690,985                  1,569
* Fleetwood Enterprises, Inc.                     152,676                  1,566
* Korn/Ferry International                        117,386                  1,566
* SeeBeyond Technology Corp.                      364,303                  1,563
* Harmonic, Inc.                                  215,524                  1,563
  Movado Group, Inc.                               55,206                  1,558
  Frontier Financial Corp.                         46,931                  1,556
* Alaska Air Group, Inc.                           57,015                  1,556
  Medallion Financial Corp.                       163,900                  1,555
  Belden, Inc.                                     73,717                  1,555
* Gardner Denver Inc.                              65,078                  1,553
  Pennfed Financial Services, Inc.                 46,278                  1,550
* J. Jill Group, Inc.                             121,902                  1,549
* California Pizza Kitchen, Inc.                   76,949                  1,549
  Roto-Rooter, Inc.                                33,577                  1,548
* Sigma Designs, Inc.                             205,274                  1,546
  McGrath Rent Corp.                               56,591                  1,542
* Nanogen, Inc.                                   171,149                  1,542
* Whiting Petroleum Corp.                          83,801                  1,542
* 4Kids Entertainment Inc.                         59,005                  1,535
* CoStar Group, Inc.                               36,738                  1,531
* aaiPharma Inc.                                   60,941                  1,531
  WSFS Financial Corp.                             34,113                  1,530
* Jarden Corp.                                     55,800                  1,526
* Electro Scientific Industries, Inc.              64,093                  1,525
* Hifn, Inc.                                      128,123                  1,525
  Triarc Cos., Inc. Class B                       141,030                  1,520
  NYMAGIC, Inc.                                    55,397                  1,519
* Captiva Software Corp.                          119,830                  1,517
* NCI Building Systems, Inc.                       63,389                  1,515
* Kronos Worldwide, Inc.                           68,234                  1,515
  The Middleby Corp.                               37,382                  1,513
* CIMA Labs Inc.                                   46,370                  1,513
  Riggs National Corp.                             91,497                  1,512
* Metrologic Instruments, Inc.                     55,873                  1,509

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Columbia Bancorp                                 47,216                  1,509
  Tredegar Corp.                                   97,120                  1,508
  First Financial Corp. (IN)                       50,239                  1,508
  Allegiant Bancorp, Inc.                          53,670                  1,505
* Lifeline Systems, Inc.                           79,214                  1,505
* PICO Holdings, Inc.                              95,965                  1,504
* SM&A Corp.                                      128,515                  1,504
* FelCor Lodging Trust, Inc. REIT                 135,629                  1,503
  Cherokee Inc.                                    66,050                  1,502
* The Dress Barn, Inc.                            100,019                  1,499
* ATP Oil & Gas Corp.                             238,346                  1,497
* Encysive Pharmaceuticals, Inc.                  167,169                  1,496
  Coastal Bancorp, Inc.                            36,377                  1,495
  Cross Country Healthcare, Inc.                  100,129                  1,494
* CCC Information Services Group                   88,331                  1,493
* Perry Ellis International Corp.                  57,870                  1,492
* Actuate Software Corp.                          479,638                  1,492
* Aquila, Inc.                                    439,196                  1,489
  Bedford Property
    Investors, Inc. REIT                           51,983                  1,488
* Charlotte Russe Holding Inc.                    107,207                  1,486
  Texas Genco Holdings, Inc.                       45,705                  1,485
* CardioDynamics
    International Corp.                           248,481                  1,483
  Southwest Bancorp, Inc.                          82,576                  1,476
  Libbey, Inc.                                     51,834                  1,476
* QAD Inc.                                        120,200                  1,474
* Clark, Inc.                                      76,484                  1,472
  United Fire & Casualty Co.                       36,436                  1,471
  Interchange Financial
    Services Corp.                                 58,015                  1,468
* Jo-Ann Stores, Inc.                              71,933                  1,467
  Rock-Tenn Co.                                    84,988                  1,467
* Syntroleum Corp.                                339,109                  1,465
  American States Water Co.                        58,596                  1,465
* Dyax Corp.                                      178,131                  1,464
* Comfort Systems USA, Inc.                       266,994                  1,463
* PDI, Inc.                                        54,553                  1,463
* SupportSoft, Inc.                               111,145                  1,462
  Partners Trust Financial
    Group, Inc.                                    42,980                  1,461
* Young Broadcasting Inc.                          72,852                  1,460
  Chesapeake Corp. of Virginia                     55,080                  1,459
* Novoste Corp.                                   304,394                  1,458
* Novavax, Inc.                                   242,970                  1,458
* Medical Action Industries Inc.                   77,770                  1,455
* Tessera Technologies, Inc.                       77,217                  1,452
* Ciber, Inc.                                     167,717                  1,452
* ValueClick, Inc.                                159,934                  1,452
* RadiSys Corp.                                    86,090                  1,451
  Vesta Insurance Group, Inc.                     376,614                  1,450
  Thomas Industries, Inc.                          41,815                  1,449
* AMN Healthcare Services, Inc.                    83,662                  1,436
  Newmil Bancorp, Inc.                             49,400                  1,435
* SurModics, Inc.                                  60,018                  1,434
* Kopin Corp.                                     213,595                  1,433
  Thomas Nelson, Inc.                              74,090                  1,432
* Stewart Enterprises, Inc.
    Class A                                       251,762                  1,430
  Computer Programs and
    Systems, Inc.                                  71,053                  1,430
* Concord Camera Corp.                            154,139                  1,426
* PetroQuest Energy, Inc.                         456,886                  1,425
* Viasys Healthcare Inc.                           69,167                  1,425
* CV Therapeutics, Inc.                            97,156                  1,424
  Vital Signs, Inc.                                43,442                  1,421
  Investors Real Estate Trust REIT                143,471                  1,420
* VaxGen, Inc.                                    178,998                  1,418
* Mapics Inc.                                     108,254                  1,417
  Angelica Corp.                                   64,353                  1,416
  Sizeler Property
    Investors, Inc. REIT                          132,190                  1,416
* KFX, Inc.                                       187,097                  1,413
  Nash-Finch Co.                                   63,170                  1,411
  Capital City Bank Group, Inc.                    30,641                  1,409
* Axonyx Inc.                                     289,351                  1,409
* Heidrick & Struggles
    International, Inc.                            64,632                  1,409
* Tempur-Pedic International Inc.                  90,900                  1,409
  Anworth Mortgage
    Asset Corp. REIT                              101,141                  1,409
* Ameristar Casinos, Inc.                          57,471                  1,406
* Avatar Holding, Inc.                             38,052                  1,406
* Gentiva Health Services, Inc.                   111,179                  1,405
* Transmeta Corp.                                 412,859                  1,404
* La Jolla Pharmaceutical Co.                     327,050                  1,403
  GenCorp, Inc.                                   130,068                  1,401
* Merix Corp.                                      56,980                  1,398
* Isle of Capri Casinos, Inc.                      65,093                  1,398
  Urstadt Biddle Properties
    Class A REIT                                   98,664                  1,396
* Newpark Resources, Inc.                         291,449                  1,396
* Answerthink Consulting
    Group, Inc.                                   251,218                  1,394
* Dot Hill Systems Corp.                           91,615                  1,388
* The Neiman Marcus
    Group, Inc. Class B                            27,740                  1,387
* ShopKo Stores, Inc.                              90,948                  1,387
  Quaker City Bancorp, Inc.                        29,757                  1,385
* Aspect Medical Systems, Inc.                    121,206                  1,383
  Seacoast Banking Corp.
    of Florida                                     79,468                  1,380

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* E-LOAN, Inc.                                    462,836                  1,379
* Coinstar, Inc.                                   76,249                  1,377
* TiVo Inc.                                       185,555                  1,373
* Nuvelo, Inc.                                    395,628                  1,373
* Possis Medical Inc.                              69,266                  1,368
  X-Rite Inc.                                     120,788                  1,367
* Trimeris, Inc.                                   65,141                  1,367
* Playboy Enterprises, Inc. Class B                84,537                  1,366
  Yardville National Bancorp                       52,973                  1,364
* Incyte Corp.                                    199,175                  1,362
* Palm Harbor Homes, Inc.                          76,210                  1,362
* Hawthorne Financial Corp.                        48,634                  1,361
  Quaker Chemical Corp.                            44,227                  1,360
* Audiovox Corp.                                  105,837                  1,359
  Riviana Foods, Inc.                              49,413                  1,353
* Tumbleweed
    Communications Corp.                          161,484                  1,353
  Sandy Spring Bancorp, Inc.                       36,177                  1,353
* Pozen Inc.                                      132,636                  1,353
* Mobius Management
    Systems, Inc.                                 106,886                  1,352
* Accredited Home Lenders
    Holding Co.                                    44,168                  1,352
  First Source Corp.                               62,797                  1,351
  Helix Technology Corp.                           65,594                  1,350
* IDT Corp. Class B                                58,342                  1,349
* SafeNet, Inc.                                    43,746                  1,346
  First Place Financial Corp.                      68,824                  1,344
* United PanAm Financial Corp.                     80,299                  1,342
* VitalWorks Inc.                                 303,442                  1,341
  Fedders Corp.                                   186,089                  1,340
  Great Southern Bancorp, Inc.                     28,889                  1,340
* TriPath Imaging, Inc.                           171,737                  1,340
* Jos. A. Bank Clothiers, Inc.                     38,599                  1,339
* Embarcadero Technologies, Inc.                   83,917                  1,338
* Aspen Technologies, Inc.                        130,242                  1,336
  Mid-America Apartment
    Communities, Inc. REIT                         39,783                  1,336
* Callon Petroleum Co.                            128,586                  1,333
  Bassett Furniture Industries, Inc.               80,765                  1,333
* Quantum Fuel Systems
    Technologies Worldwide, Inc.                  164,554                  1,323
* Microvision, Inc.                               173,498                  1,322
* Genesis Microchip Inc.                           73,182                  1,320
  Sturm, Ruger & Co., Inc.                        115,944                  1,318
  Milacron Inc.                                   315,968                  1,318
  Bel Fuse, Inc. Class B                           40,350                  1,317
  Provident Financial Holdings, Inc.               36,269                  1,315
* Wiser Oil Co.                                   155,648                  1,315
* iGATE Corp.                                     167,461                  1,315
  Startek, Inc.                                    32,179                  1,313
  Bank of the Ozarks, Inc.                         58,286                  1,312
* EMCORE Corp.                                    278,521                  1,312
  Old Second Bancorp, Inc.                         26,471                  1,310
* Banc Corp.                                      154,070                  1,310
* infoUSA Inc.                                    176,480                  1,309
* PDF Solutions, Inc.                              87,684                  1,306
* Giant Industries, Inc.                          109,008                  1,306
  Merchants Bancshares, Inc.                       42,715                  1,305
  Omega Financial Corp.                            33,896                  1,305
* America's Car-Mart, Inc.                         48,323                  1,301
  Hooper Holmes, Inc.                             210,236                  1,299
* Quality Systems, Inc.                            29,111                  1,298
* MIPS Technologies, Inc.                         238,391                  1,298
  Associated Estates
    Realty Corp. REIT                             177,512                  1,298
* Foamex International, Inc.                      259,156                  1,296
  Aaron Rents, Inc. Class B                        64,349                  1,295
* Forrester Research, Inc.                         72,445                  1,295
* Dendreon Corp.                                  160,586                  1,294
* Intermagnetics General Corp.                     58,405                  1,294
* Eclipsys Corp.                                  111,173                  1,294
* Echelon Corp.                                   116,130                  1,294
* Champion Enterprises, Inc.                      184,626                  1,292
* Diodes Inc.                                      67,825                  1,289
* Triton PCS, Inc.                                230,621                  1,287
* General Cable Corp.                             157,876                  1,287
  Suffolk Bancorp                                  37,255                  1,286
  Great Lakes, Inc. REIT                           81,930                  1,286
  Bryn Mawr Bank Corp.                             52,506                  1,286
  Keystone Property Trust REIT                     58,109                  1,284
* HomeStore, Inc.                                 271,295                  1,283
* Peregrine Pharmaceuticals, Inc.                 580,597                  1,283
* AtheroGenics, Inc.                               85,566                  1,279
* Triumph Group, Inc.                              35,041                  1,275
* TBC Corp.                                        49,258                  1,271
* Witness Systems, Inc.                           136,136                  1,270
* Cole National Corp. Class A                      63,461                  1,269
* Websense, Inc.                                   43,355                  1,268
* EZCORP, Inc.                                    149,109                  1,267
* American Medical Security
    Group, Inc.                                    56,501                  1,267
* Resources Connection, Inc.                       46,345                  1,266
  Kramont Realty Trust REIT                        69,897                  1,265
* Fargo Electronics                                99,421                  1,265
* Ace Cash Express, Inc.                           59,467                  1,264
  Cascade Bancorp                                  65,590                  1,263
* Packeteer, Inc.                                  74,356                  1,263
  Met-Pro Corp.                                    78,169                  1,262
* Beasley Broadcast Group, Inc.                    76,830                  1,262
* LookSmart, Ltd.                                 813,501                  1,261
* Insituform Technologies Inc.
    Class A                                        76,412                  1,261
* Water Pik Technologies, Inc.                    102,672                  1,260

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Bowne & Co., Inc.                                92,798                  1,258
* Cubist Pharmaceuticals, Inc.                    103,465                  1,258
* ICU Medical, Inc.                                36,686                  1,258
* The Exploration Co. of
    Delaware, Inc.                                206,062                  1,257
* SFBC International, Inc.                         47,278                  1,256
  American Land Lease, Inc. REIT                   62,938                  1,256
* Silicon Graphics, Inc.                          916,252                  1,255
* Encore Wire Corp.                                70,790                  1,254
* Netscreen Technologies, Inc.                     50,615                  1,253
* Strattec Security Corp.                          20,545                  1,251
  Prosperity Bancshares, Inc.                      55,567                  1,251
* Lionbridge Technologies, Inc.                   129,873                  1,248
* Saga Communications, Inc.                        67,351                  1,248
* Stage Stores, Inc.                               44,697                  1,247
* MTC Technologies, Inc.                           38,689                  1,247
* Digital Generation Systems                      555,031                  1,243
  Crawford & Co. Class B                          175,940                  1,242
* Shoe Carnival, Inc.                              69,700                  1,241
* eCollege.com Inc.                                67,157                  1,240
  AMLI Residential Properties
    Trust REIT                                     46,183                  1,238
* Powerwave Technologies, Inc.                    161,771                  1,238
* Virage Logic Corp.                              121,644                  1,237
  LTC Properties, Inc. REIT                        83,892                  1,237
* Stratasys, Inc.                                  45,250                  1,234
* Ciphergen Biosystems, Inc.                      109,739                  1,233
  Peoples Holding Co.                              37,375                  1,233
* MicroStrategy Inc.                               23,472                  1,232
* Orbitz, Inc.                                     53,000                  1,230
  Heritage Financial Corp.                         56,165                  1,229
* Hartmarx Corp.                                  294,636                  1,229
  Stewart & Stevenson
    Services, Inc.                                 87,414                  1,228
  Arctic Cat, Inc.                                 49,677                  1,227
* Jacuzzi Brands, Inc.                            173,014                  1,227
  Middlesex Water Co.                              60,400                  1,226
  Agilysys, Inc.                                  109,932                  1,226
* Itron, Inc.                                      66,740                  1,225
* The Wet Seal, Inc. Class A                      123,814                  1,225
  Lone Star Steakhouse &
    Saloon, Inc.                                   52,719                  1,222
* OneSource Information
    Services, Inc.                                129,600                  1,221
* Skechers U.S.A., Inc.                           149,772                  1,221
  Steelcase Inc.                                   84,930                  1,220
* Rubio's Restaurants, Inc.                       203,894                  1,219
* FindWhat.com                                     64,884                  1,217
* Salem Communications Corp.                       44,840                  1,216
* OPNET Technologies, Inc.                         73,853                  1,216
* Internap Network Services Corp.                 495,642                  1,214
  Todd Shipyards Corp.                             68,351                  1,214
* First Mariner Bancorp, Inc.                      64,759                  1,213
* 1-800-FLOWERS.COM, Inc.                         109,671                  1,213
* Vivus, Inc.                                     319,238                  1,210
  Century Bancorp, Inc. Class A                    34,120                  1,210
* SOURCECORP, Inc.                                 47,197                  1,210
* Central European
    Distribution Corp.                             38,253                  1,209
* NeoPharm, Inc.                                   65,853                  1,206
* Nabi Biopharmaceuticals                          94,846                  1,205
  Lowrance Electronics, Inc.                       58,883                  1,205
* Antigenics, Inc.                                106,340                  1,204
* Inet Technologies, Inc.                         100,204                  1,202
* Spherion Corp.                                  122,291                  1,197
* Avanex Corp.                                    239,756                  1,196
* Infonet Services Corp.                          703,499                  1,196
  Valmont Industries, Inc.                         51,556                  1,194
* Manugistics Group, Inc.                         190,881                  1,193
* Cell Genesys, Inc.                               92,188                  1,193
* Presstek, Inc.                                  163,876                  1,191
* Specialty Laboratories, Inc.                     70,687                  1,187
  LSB Corp.                                        68,522                  1,186
* Casual Male Retail Group, Inc.                  170,742                  1,185
* Concord Communications, Inc.                     59,290                  1,184
  Coachmen Industries, Inc.                        65,363                  1,184
  Arrow Financial Corp.                            42,592                  1,183
* Bombay Co.                                      145,277                  1,183
* Prime Hospitality Corp.                         115,794                  1,181
  RPC Inc.                                        107,458                  1,181
* II-VI, Inc.                                      45,761                  1,181
  Alico, Inc.                                      33,905                  1,179
* ESCO Technologies Inc.                           26,990                  1,178
* Systems & Computer
    Technology Corp.                               72,047                  1,178
* Tenneco Automotive, Inc.                        175,642                  1,175
* Progenics Pharmaceuticals, Inc.                  62,245                  1,174
* Zix Corp.                                       134,974                  1,173
* Applied Films Corp.                              35,490                  1,172
* Kensey Nash Corp.                                50,351                  1,171
  Winston Hotels, Inc. REIT                       114,757                  1,171
* Keynote Systems Inc.                             98,331                  1,170
  First Community Bancorp                          32,375                  1,170
* Crown Media Holdings, Inc.                      141,187                  1,168
* Florida Banks, Inc.                              83,269                  1,166
* Blue Rhino Corp.                                 83,772                  1,164
  Horizon Financial Corp.                          66,436                  1,163
* Isis Pharmaceuticals, Inc.                      178,957                  1,163
* Steven Madden, Ltd.                              56,939                  1,162
* S&K Famous Brands Inc.                           67,333                  1,161
* Ventiv Health, Inc.                             126,824                  1,160
* 24/7 Real Media, Inc.                           864,002                  1,158
  California Water Service Group                   42,220                  1,157
* Innotrac Corp.                                  110,258                  1,156

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Agile Software Corp.                            116,588                  1,154
* Navarre Corp.                                   189,684                  1,153
  The Buckle, Inc.                                 52,020                  1,152
* Tower Automotive, Inc.                          168,611                  1,152
* RehabCare Group, Inc.                            54,161                  1,151
  Lindsay Manufacturing Co.                        45,594                  1,151
* Neurogen Corp.                                  136,692                  1,150
  Massbank Corp.                                   26,988                  1,150
* Asbury Automotive Group, Inc.                    64,131                  1,149
* QuickLogic Corp.                                230,787                  1,147
* Wesco International, Inc.                       129,382                  1,145
* Unifi, Inc.                                     177,441                  1,144
  Marine Products Corp.                            60,843                  1,144
  North Valley Bancorp                             74,939                  1,144
* Buckeye Technology, Inc.                        113,775                  1,143
* America Service Group Inc.                       36,950                  1,142
  LSI Industries Inc.                              84,590                  1,142
* Atlantic Coast Airlines
    Holdings Inc.                                 115,179                  1,140
* Paxar Corp.                                      85,091                  1,140
* LabOne, Inc.                                     35,089                  1,139
* Pumatech, Inc.                                  285,846                  1,138
* Docucorp International, Inc.                    111,850                  1,135
  Dover Downs Gaming &
    Entertainment, Inc.                           119,999                  1,135
* OraSure Technologies, Inc.                      142,396                  1,133
  Action Performance Cos., Inc.                    57,761                  1,132
  National Presto Industries, Inc.                 31,268                  1,130
* DuPont Photomasks, Inc.                          46,752                  1,129
* CuraGen Corp.                                   153,691                  1,127
* EntreMed, Inc.                                  336,720                  1,125
  Meridian Bioscience Inc.                        107,709                  1,123
* National Dentex Corp.                            46,765                  1,122
  Capital Bank Corp.                               72,631                  1,122
* Penwest Pharmaceuticals Co.                      64,836                  1,120
* Noven Pharmaceuticals, Inc.                      73,616                  1,120
* Double Eagle Petroleum Co.                       74,465                  1,118
  Sanderson Farms, Inc.                            27,705                  1,117
* Sequa Corp. Class A                              22,776                  1,116
* Volt Information Sciences Inc.                   49,375                  1,116
* MedAmicus, Inc.                                  84,700                  1,114
  CTS Corp.                                        96,848                  1,114
* Kadant Inc.                                      51,342                  1,112
  RAIT Investment Trust REIT                       43,373                  1,110
  Atlantic Tele-Network, Inc.                      39,540                  1,109
  Superior Uniform Group, Inc.                     67,397                  1,109
* West Marine, Inc.                                39,857                  1,108
* World Acceptance Corp.                           55,658                  1,108
  Capital Trust Class A                            48,757                  1,107
* On2 Technologies, Inc.                          844,807                  1,107
* Stratex Networks, Inc.                          260,268                  1,106
* Curis, Inc.                                     245,575                  1,105
  Central Vermont Public
    Service Corp.                                  46,968                  1,104
* Therma-Wave Inc.                                187,000                  1,103
* Sonic Innovations, Inc.                         170,907                  1,102
* Retek Inc.                                      118,754                  1,102
* XOMA Ltd.                                       166,649                  1,100
* Duane Reade Inc.                                 64,994                  1,100
* Dynamics Research Corp.                          68,154                  1,099
* Exelixis, Inc.                                  155,118                  1,098
* A.C. Moore Arts & Crafts, Inc.                   56,979                  1,097
* Centennial Communications
    Corp. Class A                                 208,626                  1,097
* ScanSoft, Inc.                                  206,262                  1,097
  California Independent Bancorp                   28,491                  1,097
  Ameron International Corp.                       31,619                  1,097
  Goody's Family Clothing                         117,010                  1,095
* KNBT Bancorp Inc.                                62,206                  1,094
  Standard Commercial
    Tobacco Co.                                    54,425                  1,092
* ImmunoGen, Inc.                                 216,144                  1,092
* Diversa Corp.                                   117,793                  1,090
  Cornerstone Realty Income
    Trust, Inc. REIT                              124,303                  1,089
  Consolidated-Tomoka Land Co.                     33,267                  1,088
  Presidential Life Corp.                          82,648                  1,088
* SonoSite, Inc.                                   50,685                  1,087
* Applied Molecular Evolution, Inc.                61,030                  1,086
* Instinet Group Inc.                             210,635                  1,085
  Myers Industries, Inc.                           89,433                  1,084
* Molecular Devices Corp.                          57,047                  1,083
* Medarex, Inc.                                   173,608                  1,082
* I.D. Systems, Inc.                              157,530                  1,079
  CB Bancshares Inc. (HI)                          17,113                  1,078
  First Merchants Corp.                            42,154                  1,076
* Omnicell, Inc.                                   66,400                  1,076
* Rewards Network Inc.                            100,864                  1,075
* Sequenom, Inc.                                  338,083                  1,075
* SeaChange International, Inc.                    69,747                  1,074
* 1-800 CONTACTS, Inc.                             51,144                  1,074
* Lakes Entertainment, Inc.                        66,500                  1,074
* iPayment Holdings, Inc.                          31,537                  1,072
  News Corp. Ltd. Pfd. ADR                         35,446                  1,072
  Hancock Fabrics, Inc.                            74,026                  1,072
  Connecticut Water Services, Inc.                 38,743                  1,071
* Candela Corp.                                    58,881                  1,070
* Pacific Premier Bancorp, Inc.                    96,501                  1,070
* Luminex Corp.                                   114,086                  1,070
  Summit Bancshares, Inc.                          38,350                  1,068
* Casella Waste Systems, Inc.                      77,933                  1,067
* AMC Entertainment, Inc.                          70,132                  1,067

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Datascope Corp.                                  29,752                  1,067
* Spanish Broadcasting
    System, Inc.                                  101,549                  1,066
* Universal Display Corp.                          77,861                  1,064
* Coldwater Creek Inc.                             96,726                  1,064
* United States Exploration, Inc.                 381,300                  1,064
  Stanley Furniture Co., Inc.                      33,766                  1,064
* Gulfmark Offshore, Inc.                          75,965                  1,064
* Aftermarket Technology Corp.                     77,473                  1,063
* Orthodontic Centers of
    America, Inc.                                 131,766                  1,061
* International Multifoods Corp.                   58,922                  1,061
* Veritas DGC Inc.                                101,099                  1,060
* Merit Medical Systems, Inc.                      47,566                  1,059
* Intuitive Surgical, Inc.                         61,915                  1,058
* Alliance Semiconductor Corp.                    148,750                  1,058
* Advanced Magnetics, Inc.                         81,310                  1,057
* Regeneration Technologies, Inc.                  96,303                  1,055
  The Topps Co., Inc.                             102,854                  1,055
  Blair Corp.                                      43,334                  1,055
  Community Banks, Inc.                            26,790                  1,053
  Midland Co.                                      44,583                  1,053
* Frontier Airlines, Inc.                          73,840                  1,053
* Layne Christensen Co.                            89,505                  1,052
* Bone Care International, Inc.                    82,542                  1,052
* PRG-Schultz International, Inc.                 214,249                  1,050
* Petrocorp, Inc.                                  77,887                  1,048
  First Federal Bancshares of
    Arkansas, Inc.                                 25,525                  1,047
  United Industrial Corp.                          57,958                  1,046
  TF Financial Corp.                               30,784                  1,046
* Valence Technology Inc.                         271,251                  1,044
* Garden Fresh Restaurant Corp.                    65,018                  1,044
  United Capital Corp.                             50,384                  1,044
* Input/Output, Inc.                              230,842                  1,041
* Mail-Well, Inc.                                 225,660                  1,040
* Pinnacle Airlines Corp.                          74,700                  1,038
* Digitas Inc.                                    111,126                  1,036
  Gibraltar Steel                                  41,172                  1,035
* Boston Beer Co., Inc. Class A                    56,947                  1,033
* Cable Design Technologies Corp.                 114,873                  1,033
* Vicor Corp.                                      90,449                  1,032
* Netopia, Inc.                                    70,688                  1,031
  Iomega Corp.                                    172,284                  1,030
* Oxigene, Inc.                                   127,224                  1,028
  Applied Industrial
    Technology, Inc.                               43,031                  1,027
* Virginia Commerce Bancorp, Inc.                  32,044                  1,026
* Metris Cos., Inc.                               231,060                  1,026
* Targeted Genetics Corp.                         468,003                  1,025
* iPass Inc.                                       63,900                  1,024
* Serologicals Corp.                               54,977                  1,023
  Investors Title Co.                              32,952                  1,022
* Cepheid, Inc.                                   106,283                  1,018
* The SCO Group, Inc.                              59,867                  1,018
  Dover Motorsports, Inc.                         289,763                  1,014
* Genus, Inc.                                     169,009                  1,014
* Neogen Corp.                                     40,934                  1,014
* Sun Bancorp, Inc. (NJ)                           38,347                  1,012
  MutualFirst Financial Inc.                       39,804                  1,009
  Unizan Financial Corp.                           49,806                  1,009
  FloridaFirst Bancorp, Inc.                       30,431                  1,007
  Covest Bankshares, Inc.                          36,703                  1,007
* General Communication, Inc.                     115,755                  1,007
* ITXC Corp.                                      232,896                  1,006
  Pulaski Financial Corp.                          59,513                  1,005
* Chattem, Inc.                                    56,027                  1,003
  Oil-Dri Corp. of America                         63,015                  1,003
* AAON, Inc.                                       51,516                  1,000
  Republic Bancshares, Inc.                        31,772                  1,000
  North Pittsburgh Systems, Inc.                   52,814                    999
* E.piphany Inc.                                  138,402                    998
* SBA Communications Corp.                        263,820                    997
* Mobile Mini, Inc.                                50,482                    996
* Sykes Enterprises, Inc.                         116,197                    995
* Titanium Metals Corp.                            18,927                    994
* Dril-Quip, Inc.                                  60,922                    993
  First Bancorp (NC)                               31,607                    993
* Sonic Solutions, Inc.                            64,876                    993
* CryoLife Inc.                                   171,542                    992
* Exact Sciences Corp.                             97,964                    991
* Blue Coat Systems, Inc.                          44,383                    990
* Energy Conversion Devices, Inc.                 109,371                    988
  Universal Forest Products, Inc.                  30,646                    986
  CPI Corp.                                        48,791                    986
  Greater Delaware Valley
    Savings Bank                                   35,216                    986
  Ryerson Tull, Inc.                               85,936                    984
  The Marcus Corp.                                 59,960                    983
  SJW Corp.                                        11,009                    983
* Kirkland's, Inc.                                 55,573                    981
* PLX Technology, Inc.                            110,700                    980
  Ingles Markets, Inc.                             95,159                    977
  Gorman-Rupp Co.                                  37,002                    977
* Indevus Pharmaceuticals, Inc.                   165,467                    975
* Carreker Corp.                                   69,470                    973
* Innovex, Inc.                                   115,372                    973
* Wave Systems Corp.                              592,832                    972
* JDA Software Group, Inc.                         58,808                    971
* Nastech Pharmaceutical Co., Inc.                100,932                    969
* MTR Gaming Group Inc.                            93,975                    968
* InKine Pharmaceutical Co., Inc.                 200,331                    968

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Oak Hill Financial, Inc.                         31,402                    967
  Maxcor Financial Group Inc.                      74,664                    966
* Dura Automotive Systems, Inc.                    75,640                    966
* Digi International, Inc.                        100,512                    965
  Penford Corp.                                    70,255                    965
* GameStop Corp.                                   62,568                    964
* Pegasystems Inc.                                111,692                    963
* Myriad Genetics, Inc.                            74,856                    963
  Keithley Instruments Inc.                        52,570                    962
* Interface, Inc.                                 173,920                    962
* Drexler Technology Corp.                         70,206                    960
* Constar International Inc.                      177,801                    958
* Revlon, Inc. Class A                            427,752                    958
* Bruker BioSciences Corp.                        210,073                    956
* NETGEAR, Inc.                                    59,600                    953
* Stoneridge, Inc.                                 63,188                    951
* Ceres Group, Inc.                               162,679                    950
* Identix, Inc.                                   213,223                    949
* EMS Technologies, Inc.                           46,082                    947
  Traffix, Inc.                                   173,633                    946
* MRO Software Inc.                                70,225                    945
  Journal Communications, Inc.                     51,000                    945
* Universal American
    Financial Corp.                                95,192                    943
  Citizens South Banking Corp.                     67,450                    941
  Saul Centers, Inc. REIT                          32,716                    938
* Park-Ohio Holdings Corp.                        126,584                    937
  Park Electrochemical Corp.                       35,354                    937
  First South Bancorp, Inc.                        25,647                    936
* Equinix, Inc.                                    33,132                    934
  American Woodmark Corp.                          16,962                    934
* SITEL Corp.                                     400,491                    933
* Worldwide Restaurant
    Concepts Inc.                                 333,261                    933
* Nuance Communications Inc.                      122,083                    933
* NS Group Inc.                                    96,088                    932
* Price Legacy Corp. REIT                         244,190                    930
* Pathmark Stores, Inc.                           122,181                    929
  First Essex Bancorp, Inc.                        15,950                    927
  World Wrestling
    Entertainment, Inc.                            70,701                    926
* Benihana Inc. Class A                            72,046                    926
* Pharmacopeia, Inc.                               65,106                    925
  United Community Financial Corp.                 81,064                    925
* Rochester Medical Corp.                          98,694                    925
* Axsys Technologies, Inc.                         65,018                    923
  IXYS Corp.                                       98,667                    923
  HF Financial Corp.                               56,357                    921
  Quixote Corp.                                    37,711                    921
* RMH Teleservices, Inc.                          177,307                    915
* Symmetricom Inc.                                125,511                    914
* Serrento Networks Corp.                         308,184                    912
* The Great Atlantic &
    Pacific Tea Co., Inc.                         108,239                    909
* Savient Pharmaceuticals Inc.                    197,098                    909
* LodgeNet Entertainment Corp.                     49,653                    908
* Amerco, Inc.                                     42,178                    907
* Nexstar Broadcasting Group, Inc.                 66,133                    907
* Insurance Auto Auctions, Inc.                    69,278                    904
* ParkerVision, Inc.                               92,228                    903
* MarineMax, Inc.                                  46,376                    901
* Applica Inc.                                    118,109                    898
  Second Bancorp, Inc.                             33,923                    896
* Kana Software, Inc.                             265,679                    895
* Artisan Components, Inc.                         43,630                    894
* Lightbridge, Inc.                                97,949                    891
* Lexicon Genetics Inc.                           151,173                    890
* Steak n Shake Co.                                49,827                    889
* Integrated Electrical
    Services, Inc.                                 96,126                    889
* Workflow Management, Inc.                       152,419                    887
* Strategic Diagnostics Inc.                      187,036                    885
* ABIOMED, Inc.                                   128,026                    885
* Neurobiological
    Technologies, Inc.                            151,607                    884
* Pegasus Solutions Inc.                           84,354                    883
  BancFirst Corp.                                  15,005                    881
* IntraBiotics Pharmaceuticals, Inc.               54,705                    881
  HMN Financial, Inc.                              36,237                    880
  Columbia Banking System, Inc.                    40,612                    880
* Chordiant Software, Inc.                        161,259                    879
* PalmSource, Inc.                                 40,309                    878
* Anaren, Inc.                                     62,140                    877
* Sirva Inc.                                       44,900                    877
* Ethyl Corp.                                      40,104                    877
* Active Power, Inc.                              301,200                    873
  FNB Financial Services Corp.                     43,750                    873
* The First Marblehead Corp.                       39,875                    872
  Talx Corp.                                       37,883                    872
* Midas Inc.                                       60,936                    871
* DHB Industries, Inc.                            124,338                    870
  Troy Financial Corp.                             24,863                    870
* GenVec, Inc.                                    262,743                    867
* Information Holdings Inc.                        39,227                    867
* Investors Capital Holdings, Ltd.                151,895                    866
* ePlus Inc.                                       69,998                    863
* Tier Technologies, Inc.                         105,609                    863
  First Keystone Financial, Inc.                   31,603                    863
  Cohu, Inc.                                       45,049                    863
* A.M. Castle & Co.                               118,086                    862
  Wellman, Inc.                                    84,193                    860
* Westell Technologies, Inc.                      136,180                    859

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Innkeepers USA Trust REIT                       102,352                    857
* Gulf Island Fabrication, Inc.                    50,300                    857
* Enesco Group, Inc.                               82,983                    856
* FalconStor Software, Inc.                        97,984                    856
* DutchFork Bancshares, Inc.                       22,229                    856
* Cardinal Financial Corp.                        103,342                    856
  UniFirst Corp.                                   36,057                    855
* Argonaut Technologies Inc.                      485,529                    855
* Bioreliance Corp.                                17,868                    854
* Lydall, Inc.                                     83,505                    851
* Blount International, Inc.                      107,925                    849
* SIGA Technologies, Inc.                         370,359                    848
  Intermet Corp.                                  155,765                    846
  Sterling Financial Corp. (PA)                    30,469                    846
* FreeMarkets, Inc.                               126,014                    843
* Graphic Packaging Corp.                         207,624                    843
* MSC.Software Corp.                               89,124                    842
* Syms Corp.                                      122,048                    841
  Hovnanian Enterprises Inc.
    Class A                                         9,650                    840
* Ulticom, Inc.                                    86,877                    838
* Titan Pharmaceuticals, Inc.                     287,590                    837
* Applied Innovation Inc.                         124,138                    835
* Zomax Inc.                                      167,263                    835
  Methode Electronics, Inc.
    Class A                                        68,199                    834
* Fisher Communications, Inc.                      16,345                    834
* Harris Interactive Inc.                         100,416                    833
* Mechanical Technology Inc.                      152,351                    833
  Cadmus Communications                            64,086                    833
* Spectranetics Corp.                             221,621                    831
* Fairchild Corp.                                 164,644                    830
* Hollis-Eden
    Pharmaceuticals, Inc.                          75,328                    829
* Federal Agricultural
    Mortgage Corp. Class A                         37,006                    828
* Gerber Scientific, Inc.                         103,609                    825
  Ampco-Pittsburgh Corp.                           60,218                    823
  HEICO Corp.                                      45,214                    823
  Dimon Inc.                                      121,838                    822
* Datastream Systems, Inc.                        104,746                    822
* Manufacturers' Services Ltd.                    135,095                    821
* CyberSource Corp.                               159,014                    821
  Triarc Cos., Inc. Class A                        69,353                    820
* MatrixOne, Inc.                                 132,565                    817
* Bell Microproducts Inc.                          90,017                    816
  Baldwin & Lyons, Inc. Class B                    28,994                    814
* Stifel Financial Corp.                           41,705                    813
* Latitude Communications, Inc.                   206,814                    813
  Union Bankshares Corp.                           26,644                    813
* SciClone Pharmaceuticals, Inc.                  119,530                    810
* Friendly Ice Cream Corp.                         83,843                    809
* Tweeter Home Entertainment
    Group, Inc.                                    85,465                    808
* FSI International, Inc.                         109,386                    807
* American Physicians Capital, Inc.                43,873                    807
* Department 56 Inc.                               61,588                    807
* Carter's, Inc.                                   31,700                    807
* Concerto Software Inc.                           67,203                    805
* Paradyne Networks, Inc.                         233,983                    805
  Provident Bancorp, Inc.                          17,110                    804
* Forgent Networks, Inc.                          319,066                    804
  Advanced Marketing Services                      70,423                    803
* Xanser Corp.                                    338,634                    803
* Telular Corp.                                   122,337                    801
* Impco Technologies Inc.                          91,826                    801
* Centra Software, Inc.                           202,690                    801
* LCC International, Inc. Class A                 148,922                    799
  Tennant Co.                                      18,433                    798
  Penn-America Group, Inc.                         60,133                    798
* The Boyds Collection, Ltd.                      187,751                    798
* Proxim Corp. Class A                            477,544                    797
* Switchboard Inc.                                115,361                    797
* ANADIGICS, Inc.                                 133,490                    796
* Universal Technical Institute Inc.               26,500                    795
* Wild Oats Markets Inc.                           61,480                    795
* Matria Healthcare, Inc.                          37,609                    795
* TheStreet.com, Inc.                             192,786                    794
* Atari, Inc.                                     188,969                    794
* Radiant Systems, Inc.                            94,350                    793
  Raven Industries, Inc.                           26,834                    792
* Tollgrade Communications, Inc.                   45,138                    791
* COMARCO, Inc.                                    71,768                    789
* Verso Technologies, Inc.                        246,144                    788
* Covenant Transport, Inc.                         41,429                    788
* Palatin Technologies, Inc.                      314,610                    787
  Pacific Union Bank                               30,747                    785
* NYFIX, Inc.                                      98,728                    785
* Synovis Life Technologies, Inc.                  38,568                    784
* Sirenza Microdevices, Inc.                      163,312                    784
* Aclara Biosciences, Inc.                        214,491                    783
* TranSwitch Corp.                                340,371                    783
* Abaxis, Inc.                                     43,200                    783
* Conceptus, Inc.                                  73,677                    782
* Team, Inc.                                       76,215                    782
* IMPAC Medical Systems, Inc.                      30,590                    782
* Midway Games Inc.                               201,021                    780
* Pegasus Communications Corp.                     27,753                    779
* Theragenics Corp.                               142,441                    779
* Alderwoods Group, Inc.                           82,566                    778
* Universal Electronics, Inc.                      60,916                    776

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* American Residential
    Investment Trust, Inc. REIT                   108,540                    776
* QRS Corp.                                        95,326                    774
* Elizabeth Arden, Inc.                            38,837                    774
* PRAECIS Pharmaceuticals Inc.                    119,914                    772
* Kforce Inc.                                      82,669                    772
* Inverness Medical
    Innovations, Inc.                              35,431                    772
* Chalone Wine Group Ltd.                          87,314                    768
* Array BioPharma Inc.                            134,511                    765
* CKE Restaurants Inc.                            119,694                    765
* Pericom Semiconductor Corp.                      71,697                    764
* Aetrium, Inc.                                   244,511                    763
  BHA Group Holdings Inc.                          30,331                    763
* Cornell Companies, Inc.                          55,816                    762
* Corixa Corp.                                    125,881                    760
* Applix, Inc.                                    214,980                    759
* White Electronic Designs Corp.                   86,104                    758
  Curtiss-Wright Corp. Class B                     16,860                    757
* Navigant International, Inc.                     54,658                    757
* TransPro Inc.                                   180,536                    756
* Ameriserv Financial Inc.                        151,259                    756
* AmericanWest Bancorporation                      33,159                    756
* Drugstore.com, Inc.                             137,018                    755
* Stellent Inc.                                    76,618                    754
* Genesee & Wyoming Inc. Class A                   23,804                    750
  Haverty Furniture Cos., Inc.                     37,699                    749
* Del Laboratories, Inc.                           29,836                    746
  Standex International Corp.                      26,597                    745
* Highland Hospitality Corp.                       68,300                    744
* Autobytel Inc.                                   81,924                    744
* Hi-Tech Pharmacal Co., Inc.                      31,653                    744
* Acmat Corp. Class A                              60,347                    743
* IDT Corp.                                        33,509                    742
  Standard Motor Products, Inc.                    61,041                    742
* Nu Horizons Electronics Corp.                    75,595                    741
* Horizon Offshore, Inc.                          168,348                    741
* Vitria Technology, Inc.                         104,300                    741
  Firstfed America Bancorp, Inc.                   28,436                    740
  SWS Group, Inc.                                  41,553                    740
  Oshkosh B' Gosh, Inc. Class A                    34,451                    739
  Allen Organ Co.                                  15,974                    739
  Greater Community Bancorp                        43,486                    738
* Hibbett Sporting Goods, Inc.                     24,754                    738
* Genesco, Inc.                                    48,749                    738
  Bay View Capital Corp.                          344,447                    737
* Capstone Turbine Corp.                          396,111                    737
* Retail Ventures, Inc.                           155,031                    736
* Griffin Land & Nurseries, Inc.                   51,772                    736
* Harken Energy Corp.                             628,047                    735
* iVillage Inc.                                   204,985                    734
* Illumina, Inc.                                  103,978                    733
* On Assignment, Inc.                             140,665                    733
* PC Connection, Inc.                              87,435                    732
* Reading International Inc.
    Class A                                       123,514                    731
* Portal Software, Inc.                           108,547                    731
* PC-Tel, Inc.                                     68,849                    730
  Material Sciences Corp.                          72,228                    730
* MarketWatch.com, Inc.                            84,759                    730
* Curative Health Services, Inc.                   52,851                    729
* Maxxam Inc.                                      38,429                    728
* Salix Pharmaceuticals, Ltd.                      32,119                    728
* Visual Networks, Inc.                           324,823                    728
* STAAR Surgical Co.                               64,590                    727
* Westmoreland Coal Co.                            41,497                    726
  Sterling Bancorp                                 25,472                    726
* UbiquiTel Inc.                                  269,842                    726
* Management Network
    Group Inc.                                    219,690                    725
  New England Business
    Service, Inc.                                  24,521                    723
  Spartan Motors, Inc.                             71,460                    722
  Virco Manufacturing Corp.                       113,615                    721
  IBERIABANK Corp.                                 12,200                    720
* First Potomac REIT                               38,407                    720
* Sipex Corp.                                      93,209                    719
* Terayon Communications
    Systems, Inc.                                 158,911                    715
  Peapack Gladstone
    Financial Corp.                                23,039                    714
  Alamo Group, Inc.                                46,761                    714
* NIC Inc.                                         88,815                    713
* Clarus Corp.                                     98,886                    713
* ActivCard Corp.                                  90,375                    712
* Clean Harbors Inc.                               79,792                    711
* DiamondCluster International, Inc.               69,255                    706
* SPSS, Inc.                                       39,409                    705
* BindView Development Corp.                      186,851                    704
* Pemco Aviation Group, Inc.                       20,400                    704
  West Coast Bancorp                               32,960                    703
  FNB Corp. VA                                     23,572                    700
* Juno Lighting, Inc.                              31,103                    700
  Chesapeake Utilities Corp.                       26,844                    699
* New Focus, Inc.                                 139,104                    698
* Maxim Pharmaceuticals, Inc.                      78,421                    698
* MapInfo Corp.                                    69,133                    697
  Inter Parfums, Inc.                              30,822                    696
* Marimba, Inc.                                   126,540                    696
* Stratus Properties Inc.                          69,211                    693
* Cardima, Inc.                                   699,785                    693
* Ag Services of America, Inc.                     81,403                    690

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* W.R. Grace & Co.                                268,517                    690
* Collins & Aikman Corp.                          159,167                    689
* Trans World Entertainment Corp.                  96,664                    688
* Herley Industries Inc.                           33,114                    685
* Perceptron, Inc.                                 90,106                    685
* The Pantry, Inc.                                 30,123                    684
  Willow Grove Bancorp, Inc.                       38,383                    682
* Maxygen Inc.                                     64,087                    681
  Maine & Maritimes Corp.                          19,454                    681
* SONUS Pharmaceuticals, Inc.                     133,817                    680
* Network Equipment
    Technologies, Inc.                             61,641                    678
* ePresence, Inc.                                 180,749                    678
* Vastera, Inc.                                   169,381                    678
* Oplink Communications, Inc.                     282,499                    675
* OpenTV Corp.                                    201,376                    675
  First Oak Brook Bancshares, Inc.                 22,426                    673
* The Smith & Wollensky
    Restaurant Group, Inc.                        106,040                    672
* Durect Corp.                                    260,268                    671
  Gabelli Asset Management Inc.                    16,819                    669
  Lakeland Financial Corp.                         18,952                    669
* Dave & Busters, Inc.                             52,741                    669
* Guilford Pharmaceuticals, Inc.                   98,635                    669
  Team Financial, Inc.                             52,863                    669
* O'Charley's Inc.                                 37,243                    669
* Lifecore Biomedical Inc.                        111,040                    668
* Repligen Corp.                                  152,876                    668
* ARIAD Pharmaceuticals, Inc.                      89,671                    668
* eMerge Interactive, Inc.                        460,233                    667
* Cerus Corp.                                     146,987                    667
* Galyan's Trading Co.                             55,424                    667
* Medical Staffing Network
    Holdings, Inc.                                 60,858                    666
* AZZ Inc.                                         49,898                    666
  BNP Residential
    Properties, Inc. REIT                          57,306                    665
* Tut Systems, Inc.                               103,067                    662
* InterCept, Inc.                                  58,488                    660
  L.S. Starrett Co. Class A                        39,964                    657
* Mothers Work, Inc.                               26,827                    655
* NetRatings, Inc.                                 57,223                    654
* Crossroads Systems, Inc.                        234,919                    653
* Jupitermedia Corp.                              141,547                    651
* Peet's Coffee & Tea Inc.                         37,374                    651
* Alloy, Inc.                                     124,575                    649
  Peoples Bancorp, Inc.                            21,981                    649
* EnPro Industries, Inc.                           46,460                    648
* Baldwin Technology Class A                      281,219                    647
* Sirna Therapeutics, Inc.                        124,246                    646
* Todhunter International, Inc.                    55,986                    644
  Applied Signal Technology, Inc.                  27,957                    643
* Interlink Electronics Inc.                       91,205                    640
* Hector Communications Corp.                      45,652                    640
* Total Entertainment
    Restaurant Corp.                               52,934                    639
  Hawkins, Inc.                                    45,795                    639
* The Greenbrier Cos., Inc.                        38,127                    639
  Tompkins Trustco, Inc.                           13,841                    637
* Phoenix Technologies Ltd.                        78,832                    637
  Stepan Co.                                       24,770                    635
* Cell Therapeutics, Inc.                          72,982                    635
* Orchid Biosciences, Inc.                        342,986                    635
* MedCath Corp.                                    60,300                    631
  State Financial Services Corp.
    Class A                                        23,695                    629
  Acadia Realty Trust REIT                         50,205                    628
* Aether Systems, Inc.                            131,771                    626
* Parker Drilling Co.                             245,365                    626
* WatchGuard Technologies, Inc.                   107,435                    625
* Lazare Kaplan International, Inc.                89,948                    625
* Cache, Inc.                                      29,760                    620
  Green Mountain Power Corp.                       26,263                    620
  First Busey Corp.                                22,940                    619
* Xybernaut Corp.                                 394,040                    619
* Comtech
    Telecommunications Corp.                       21,396                    618
* The TriZetto Group, Inc.                         95,606                    617
* Checkers Drive-In
    Restaurants, Inc.                              59,228                    617
* Superconductor Technologies Inc.                110,431                    616
* Group 1 Software, Inc.                           34,962                    616
  Sanders Morris Harris Group Inc.                 49,502                    614
* Interpore International                          47,185                    613
* Online Resources Corp.                           92,800                    613
* PLATO Learning, Inc.                             57,987                    612
* Optical Communication
    Products, Inc.                                165,247                    611
* Pfsweb Inc.                                     381,875                    611
* Hudson Highland Group, Inc.                      25,611                    611
* Bally Total Fitness Holding Corp.                87,208                    610
  Integral Systems, Inc.                           28,290                    609
* Virologic, Inc.                                 161,911                    609
  Capitol Bancorp Ltd.                             21,418                    608
  PrivateBancorp, Inc.                             13,352                    608
  Financial Institutions, Inc.                     21,504                    607
* Nelnet, Inc.                                     27,100                    607
  Seaboard Corp.                                    2,152                    607
* GSI Commerce, Inc.                               62,172                    607
* Curon Medical Inc.                              192,760                    606
* Pinnacle Entertainment, Inc.                     64,955                    605
  Paul Mueller Co.                                 15,168                    605

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Niku Corp.                                       71,176                    605
* Arotech Corp.                                   332,129                    604
* Immunomedics Inc.                               132,451                    604
* Darling International, Inc.                     217,991                    602
* HealthExtras, Inc.                               44,896                    602
  TriCo Bancshares                                 18,932                    597
* Lynx Therapeutics, Inc.                          93,763                    597
  Strategic Distribution, Inc.                     41,983                    597
* BE Aerospace, Inc.                              109,805                    593
  CCBT Financial Cos. Inc.                         16,911                    591
* Orleans Homebuilders, Inc.                       20,833                    590
* Zoltek Cos., Inc.                               116,521                    590
* EPIQ Systems, Inc.                               34,413                    589
* Carriage Services, Inc.                         159,214                    589
* Collagenex Pharmaceuticals, Inc.                 52,550                    589
* Aastrom Biosciences, Inc.                       449,600                    589
* Carmike Cinemas, Inc.                            16,888                    589
  Deltic Timber Corp.                              19,338                    588
* Encore Capital Group, Inc.                       39,300                    584
* Computer Task Group, Inc.                       149,835                    583
* Trover Solutions, Inc.                           87,900                    583
* Compass Minerals International                   40,800                    583
* Excel Technology, Inc.                           17,713                    582
* Novatel Wireless, Inc.                           97,147                    582
  Humphrey Hospitality
    Trust, Inc. REIT                              125,678                    579
  LaSalle Hotel Properties REIT                    31,227                    579
* Exponent, Inc.                                   26,934                    576
* Celeritek, Inc.                                  77,515                    575
  Comm Bancorp, Inc.                               15,421                    574
* SeraCare Life Sciences, Inc.                     56,626                    574
  Ennis Business Forms, Inc.                       37,418                    572
* JAKKS Pacific, Inc.                              43,483                    572
* Raindance Communications, Inc.                  207,992                    572
* BroadVision, Inc.                               134,204                    572
* Cellstar Corp.                                   45,175                    571
* WJ Communications, Inc.                         111,088                    569
* Capital Title Group, Inc.                       131,733                    568
* Buca, Inc.                                       83,200                    567
* Hampshire Group, Ltd.                            18,029                    566
* ITLA Capital Corp.                               11,272                    565
* Royale Energy, Inc.                              45,844                    563
* Digital Theater Systems Inc.                     22,777                    562
* Glenayre Technologies, Inc.                     208,556                    561
  Chester Valley Bancorp                           24,166                    560
* SAFLINK Corp.                                   207,814                    559
* Regent Communications, Inc.                      87,967                    559
  Calgon Carbon Corp.                              89,939                    559
* Corio, Inc.                                     202,280                    554
* Verticalnet, Inc.                               469,548                    554
* Neoware Systems, Inc.                            40,407                    554
  BCSB Bankcorp, Inc.                              29,749                    552
  Royal Bancshares of
    Pennsylvania, Inc.                             21,527                    549
* Danielson Holdings Corp.                        188,455                    548
* Vyyo Inc.                                        64,284                    548
* Robert Mondavi Corp. Class A                     14,111                    548
* HMS Holdings Corp.                              136,929                    548
* NPTest Holding Corp.                             49,600                    548
* Loudeye Corp.                                   279,834                    546
* Captaris Inc.                                    96,998                    545
* Harvard Bioscience, Inc.                         61,087                    544
  CFS Bancorp, Inc.                                36,464                    541
* Pharmos Corp.                                   154,400                    540
* Pain Therapeutics, Inc.                          77,734                    540
* First Consulting Group, Inc.                     95,799                    539
* Genaissance
    Pharmaceuticals, Inc.                         179,700                    539
* Gene Logic Inc.                                 103,260                    536
* US Physical Therapy, Inc.                        34,042                    535
* SoundView Technology
    Group, Inc.                                    34,521                    535
* OSI Systems Inc.                                 27,827                    535
  First Indiana Corp.                              28,498                    534
* Capital Pacific Holdings, Inc.                  139,064                    534
* Century Aluminum Co.                             28,072                    534
* J & J Snack Foods Corp.                          14,128                    533
* AVANT Immunotherapeutics, Inc.                  194,322                    532
* Neoforma, Inc.                                   50,028                    532
* Allied Healthcare
    International Inc.                             85,126                    531
* Ceradyne, Inc.                                   15,561                    530
* CompuCom Systems, Inc.                          101,054                    530
* Planar Systems, Inc.                             21,771                    529
  Shenandoah
    Telecommunications Co.                         10,298                    528
  Parkvale Financial Corp.                         19,655                    528
  American Equity Investment Life
    Holding Co.                                    52,900                    527
* Torch Offshore, Inc.                             99,700                    526
* AVI BioPharma, Inc.                             128,742                    524
* Magnatek, Inc.                                   79,378                    523
* TechTeam Global, Inc.                            74,600                    521
  CSS Industries, Inc.                             16,716                    518
  Codorus Valley Bancorp, Inc.                     24,795                    518
* Paxson Communications Corp.                     134,288                    517
* Plumtree Software, Inc.                         109,900                    517
* Alexion Pharmaceuticals, Inc.                    30,132                    513
  Urstadt Biddle Properties REIT                   37,652                    512
* Insmed Inc.                                     172,165                    511
* Computer Horizons Corp.                         130,060                    511
* Ista Pharmaceuticals Inc.                        54,974                    510
* Prime Group Realty Trust REIT                    81,318                    510
  Sound Federal Bancorp Inc.                       32,665                    509

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Allos Therapeutics Inc.                         141,700                    509
* Systemax Inc.                                    76,352                    509
* Inforte Corp.                                    61,104                    507
* Daily Journal Corp.                              16,075                    506
  Citizens First Financial Corp.                   19,813                    505
  Sunrise Telecom Inc.                            144,280                    505
* U.S. Energy Corp.                               169,389                    505
* NMS Communications Corp.                         80,847                    504
  Klamath First Bancorp                            18,996                    504
  NN, Inc.                                         39,888                    502
  Hanmi Financial Corp.                            25,334                    501
* Interpharm Holdings, Inc.                       106,561                    501
* Steinway Musical
    Instruments Inc.                               20,250                    500
* Centillium Communications, Inc.                  88,599                    499
* CYTOGEN Corp.                                    45,735                    498
  Community Bank of
    Northern Virginia                              26,079                    495
* Monro Muffler Brake, Inc.                        24,729                    495
* First Union Real Estate REIT                    228,962                    495
* Intrado Inc.                                     22,527                    494
  ISCO, Inc.                                       53,212                    492
* Entrust, Inc.                                   120,457                    491
  Astro-Med, Inc.                                  37,947                    491
* Sanchez Computer
    Associates, Inc.                              118,199                    491
  Concur Technologies, Inc.                        50,623                    490
* Supertex, Inc.                                   25,642                    490
  Washington Trust
    Bancorp, Inc.                                  18,636                    488
* Cholestech Corp.                                 63,946                    488
* Franklin Electronic
    Publishers, Inc.                              123,940                    486
* Biopure Corp.                                   203,699                    485
  Commercial Bankshares, Inc.                      14,439                    485
* Rainier Pacific Financial
    Group Inc.                                     30,300                    482
* Boston Communications
    Group, Inc.                                    51,872                    482
* Hycor Biomedical Inc.                           123,473                    482
* Aksys, Ltd.                                      54,520                    481
* Covansys Corp.                                   43,720                    481
* Republic First Bancorp, Inc.                     39,363                    478
* Aerosonic Corp.                                  54,354                    477
* General Binding Corp.                            26,478                    477
  EnergySouth, Inc.                                13,615                    477
  SpectraLink Corp.                                24,773                    475
* Citizens, Inc.                                   50,326                    475
* Horizon Organic Holding Corp.                    19,790                    474
* Monolithic System
    Technology, Inc.                               55,292                    473
* Exactech, Inc.                                   32,043                    473
  Lithia Motors, Inc.                              18,616                    469
* Extended Systems Inc.                           107,886                    468
  FirstBank Corp.                                  15,330                    465
* Lancer Corp.                                     68,213                    464
* Overland Storage, Inc.                           24,587                    462
* Electro Rent Corp.                               34,608                    462
* Columbia Laboratories Inc.                       72,899                    459
* Green Mountain Coffee
    Roasters, Inc.                                 19,940                    459
* Roxio, Inc.                                      95,704                    458
* Bottomline Technologies, Inc.                    50,800                    457
  CompX International Inc.                         71,397                    457
  D&E Communications, Inc.                         31,375                    455
* Provide Commerce Inc.                            30,000                    455
  HopFed Bancorp, Inc.                             26,395                    455
* Verisity Ltd.                                    35,663                    455
  First United Corp.                               18,635                    454
  Mission West
    Properties Inc. REIT                           35,009                    453
* LKQ Corp.                                        25,255                    453
* Embrex, Inc.                                     32,981                    453
* Network Engines, Inc.                           103,874                    453
* Intelidata Technologies Corp.                   274,416                    453
* Miller Industries, Inc.                          59,790                    449
  Distributed Energy
    Systems Corp.                                 156,742                    448
  Wainwright Bank & Trust Co.                      31,309                    447
* Nashua Corp.                                     52,515                    446
* Hanger Orthopedic Group, Inc.                    28,556                    445
* Paragon Technologies, Inc.                       45,730                    444
  Courier Corp.                                    11,503                    443
* Katy Industries, Inc.                            77,069                    440
* DT Industries, Inc.                             356,100                    438
* Aware, Inc.                                     150,647                    438
* LECG Corp.                                       19,088                    437
  United Mobile Homes, Inc. REIT                   25,654                    436
  First M&F Corp.                                  11,469                    435
* AP Pharma Inc.                                  176,924                    433
* barnesandnoble.com inc                          146,333                    432
* Ampal-American Israel Corp.                     131,908                    430
* Intraware, Inc.                                 207,726                    430
* Main Street & Main, Inc.                        153,007                    430
  Camden National Corp.                            14,155                    430
* Gadzooks, Inc.                                  277,226                    430
* Merge Technologies, Inc.                         24,330                    429
* Allscripts Healthcare
    Solutions, Inc.                                80,360                    428
* Correctional Services Corp.                     158,860                    427
  Click Commerce, Inc.                             83,232                    426
* Trident Microsystems, Inc.                       24,450                    426
* Emerson Radio Corp.                             113,213                    426
* Zhone Technologies                               86,097                    425

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  TSR, Inc.                                        54,847                    422
  FFLC Bancorp, Inc.                               14,652                    421
* Alliance Imaging, Inc.                          113,793                    421
* Liquidmetal Technologies Inc.                   148,209                    421
* Lifeway Foods, Inc.                              31,158                    421
* Net2Phone, Inc.                                  61,819                    420
* Epimmune Inc.                                   229,682                    420
  Lawson Products, Inc.                            12,666                    420
  Kaman Corp. Class A                              33,004                    420
  Titan International, Inc.                       137,239                    420
* A.S.V., Inc.                                     11,195                    418
* Third Wave Technologies                          91,755                    417
* Alcide Corp.                                     28,391                    417
* Aphton Corp.                                     69,075                    414
* Neose Technologies, Inc.                         44,927                    413
* TippingPoint Technologies Inc.                   13,771                    413
* NetManage, Inc.                                  78,246                    412
* BTU International, Inc.                         116,844                    411
* Luminent Mortgage Capital, Inc.                  29,100                    410
* Art Technology Group, Inc.                      267,840                    410
* APAC Teleservices, Inc.                         157,468                    409
* Caliper Technologies Corp.                       61,893                    407
* Avici Systems Inc.                               51,058                    406
* Rentrak Corp.                                    41,700                    406
  Andersons, Inc.                                  25,400                    406
* Pinnacor Inc.                                   173,723                    405
* National Beverage Corp.                          24,783                    404
* Genome Therapeutics Corp.                       128,943                    404
  S.Y. Bancorp, Inc.                               19,577                    403
  Robbins & Myers, Inc.                            21,177                    402
* EPIX Medical, Inc.                               24,663                    402
* Spherix Inc.                                     64,236                    401
* Ceva, Inc.                                       38,554                    401
  Deb Shops, Inc.                                  18,559                    399
  One Liberty Properties, Inc. REIT                20,000                    399
* TRC Cos., Inc.                                   18,935                    399
* Quovadx, Inc.                                    81,356                    399
  Track Data Corp.                                284,712                    399
* Medis Technology Ltd.                            37,234                    398
* Able Laboratories, Inc.                          22,025                    398
* MAIR Holdings, Inc.                              54,473                    397
* Eden Bioscience Corp.                           277,460                    396
* RF Monolithics, Inc.                             40,135                    395
* Selectica, Inc.                                  92,165                    394
* DigitalThink, Inc.                              140,133                    394
* Arena Pharmaceuticals, Inc.                      63,096                    391
* Cortex Pharmaceuticals, Inc.                    150,400                    391
* Research Frontiers, Inc.                         42,054                    391
* Interstate Hotels & Resorts, Inc.                72,853                    390
  BRT Realty Trust REIT                            13,477                    389
  Bank of Granite Corp.                            17,768                    387
  Young Innovations, Inc.                          10,745                    387
* Allied Holdings, Inc.                            81,035                    387
* Quidel Corp.                                     35,645                    386
* P.A.M. Transportation
    Services, Inc.                                 18,016                    384
  CityBank Lynnwood WA                             11,815                    384
* Introgen Therapeutics, Inc.                      45,300                    383
* Bradley Pharmaceuticals, Inc.                    15,046                    383
  SS&C Technologies, Inc.                          13,689                    383
  Steel Technologies, Inc.                         21,500                    380
* Hypercom Corp.                                   79,538                    379
* SigmaTel Inc.                                    15,300                    378
* ViroPharma Inc.                                 135,586                    377
  AmeriVest Properties, Inc. REIT                  52,400                    376
* Northwest Pipe Co.                               28,181                    375
  Penn Engineering &
    Manufacturing Corp.                            19,694                    375
* Factory 2-U Stores Inc.                         273,260                    375
  Habersham Bancorp                                15,291                    374
* Brookstone, Inc.                                 17,514                    373
  Center Bancorp, Inc.                             18,813                    370
* International Shipholding Corp.                  24,861                    367
* Optika Inc.                                      80,396                    366
  CoBiz Inc.                                       19,850                    366
* Norstan, Inc.                                   114,478                    365
* Convera Corp.                                   107,089                    365
* Chicago Pizza & Brewery, Inc.                    24,424                    364
* Computer Network
    Technology Corp.                               38,048                    363
* Quality Distribution Inc.                        18,542                    362
* EarthShell Corp.                                200,931                    362
* Cavalier Homes, Inc.                            121,227                    361
* Metro One
    Telecommunications, Inc.                      138,563                    360
  Safety Insurance Group, Inc.                     20,937                    358
  Ameriana Bancorp                                 24,700                    358
  Unity Bancorp, Inc.                              31,315                    358
  Weyco Group, Inc.                                10,630                    358
* Versant Corp.                                   229,003                    357
* Ramtron International Corp.                     136,297                    357
* Synalloy Corp.                                   51,479                    356
* Perficient, Inc.                                159,005                    356
* Aradigm Corp.                                   206,717                    353
* American Superconductor Corp.                    25,500                    353
* Ansoft Corp.                                     27,506                    353
* Air Methods Corp.                                39,260                    353
  Oneida Ltd.                                      59,690                    352
* Chronimed Inc.                                   41,423                    351
  Ziegler Cos., Inc.                               24,576                    350
* Braun Consulting, Inc.                          118,706                    350
  Skyline Corp.                                    10,028                    350
* Emisphere Technologies, Inc.                     63,466                    348
* MetaSolv, Inc.                                  142,723                    347

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  PMA Capital Corp. Class A                        67,331                    345
* Midwest Air Group Inc.                           81,728                    344
* Saba Software, Inc.                              99,624                    344
* SimpleTech, Inc.                                 57,163                    344
* Numerex Corp.                                    89,442                    340
* Global Power Equipment
    Group Inc.                                     50,814                    339
* Martha Stewart Living
    Omnimedia, Inc.                                34,382                    339
* Commerce One, Inc.                              266,069                    338
* Northfield Laboratories, Inc.                    50,900                    336
* DOV Pharmaceutical, Inc.                         24,928                    336
* Omnova Solutions Inc.                            69,881                    335
  NASB Financial Inc.                               7,954                    333
* Z-Tel Technologies, Inc.                        163,922                    331
* Carrington Labs Inc.                             80,174                    330
* Semitool, Inc.                                   30,771                    330
* Candie's, Inc.                                  157,692                    328
  Pennrock Financial
    Services Corp.                                 10,558                    328
* NetSolve, Inc.                                   40,500                    328
* Wellsford Real Properties Inc.                   17,574                    327
  Farmers Capital Bank Corp.                        9,610                    327
* Five Star Quality Care, Inc.                     74,159                    326
  Jefferson Bancshares, Inc.                       23,553                    325
  Woodhead Industries, Inc.                        19,153                    324
* Digital Impact, Inc.                            111,909                    322
* Osteotech, Inc.                                  36,465                    321
  Hubbell Inc. Class A                              7,600                    320
  EMC Insurance Group, Inc.                        15,078                    319
  Pope & Talbot, Inc.                              18,083                    318
* Digimarc Corp.                                   23,942                    318
  Foothill Independent Bancorp                     13,428                    318
  Eastern Virginia Bankshares, Inc.                10,992                    317
* ebix.com Inc.                                    25,774                    316
  Security Bank Corp.                              10,029                    316
* Bentley Pharmaceuticals, Inc.                    23,666                    315
* Zonagen, Inc.                                   169,873                    314
* Somera Communications, Inc.                     195,262                    312
* Consumer Portfolio Services, Inc.                83,980                    312
* SteelCloud Inc.                                  72,599                    312
* Falcon Financial Investment
    Trust REIT                                     31,800                    312
  Franklin Financial Corp.                         10,124                    311
* ICT Group, Inc.                                  26,420                    310
* Parallel Petroleum Corp.                         71,200                    310
  Schawk, Inc.                                     22,689                    309
* Party City Corp.                                 24,265                    308
  GA Financial, Inc.                                8,834                    307
  Abigail Adams National
    Bancorp., Inc.                                 16,140                    307
  BioSphere Medical Inc.                           76,790                    306
* ONYX Software Corp.                              77,272                    304
* SAVVIS Communications Corp.                     202,779                    303
  FLAG Financial Corp.                             23,443                    302
* Luby's, Inc.                                     81,846                    302
* SBS Technologies, Inc.                           20,464                    301
  Stephan Co.                                      69,807                    301
  Donegal Group Inc.                               15,566                    300
* SatCon Technology Corp.                         146,133                    300
* Primus Knowledge
    Solutions, Inc.                                47,511                    299
  Anchor Glass Container Corp.                     18,600                    298
* SCM Microsystems, Inc.                           38,527                    297
  Nature's Sunshine Inc.                           35,178                    297
* Analysts International Corp.                     87,783                    296
* Bush Industries, Inc.                            70,117                    294
* Catalytica Energy Systems, Inc.                  83,770                    293
* NaPro BioTherapeutics, Inc.                     148,676                    293
  BEI Technologies, Inc.                           14,462                    289
* American Power Technology, Inc.                  33,200                    287
  First State Bancorporation                        8,216                    286
* Catalina Lighting, Inc.                          23,200                    284
  HEICO Corp. Class A                              20,051                    282
* McLeod USA Inc.                                 190,595                    282
* IntegraMed America, Inc.                         45,061                    282
  First of Long Island Corp.                        6,525                    281
* BSQUARE Corp.                                   196,047                    280
* Restoration Hardware, Inc.                       58,833                    279
* Big Dog Holdings, Inc.                           74,520                    278
* SRI/Surgical Express, Inc.                       44,528                    277
* MIM Corp.                                        39,434                    277
  Berkshire Hills Bancorp, Inc.                     7,651                    277
* Trailer Bridge, Inc.                             50,046                    276
* NASSDA Corp.                                     38,039                    276
  United Financial Corp.                           10,411                    274
* Huttig Building Products, Inc.                   90,960                    273
* Goodrich Petroleum Corp.                         52,100                    272
* Raytech Corp.                                    82,064                    272
* Electroglas, Inc.                                74,154                    271
* Sangamo BioSciences, Inc.                        48,321                    268
  Republic Bancorp, Inc. Class A                   13,659                    267
  CT Communications, Inc.                          19,743                    267
* Avigen, Inc.                                     45,312                    266
* GTC Biotherapeutics, Inc.                        83,315                    266
* Innovative Companies, Inc.                       52,650                    265
* National Healthcare Corp.                        13,316                    265
  German American Bancorp                          15,127                    265
* Tripath Technology Inc.                          38,359                    265
  Rock of Ages Corp.                               45,700                    264
* RCN Corp.                                       328,743                    263
* Drew Industries, Inc.                             9,427                    262
  Lufkin Industries                                 9,073                    261
* August Technology Corp.                          14,000                    260

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Rita Medical Systems, Inc.                       58,239                    259
* US LEC Corp. Class A                             32,871                    259
* AuthentiDate Holding Corp.                       21,720                    258
* Molina Healthcare Inc.                           10,200                    257
  Northern States Financial Corp.                   8,896                    257
* Petroleum Helicopters, Inc.                       9,515                    257
* Proxymed Pharmacy, Inc.                          14,629                    256
  Tech/Ops Sevcon, Inc.                            46,681                    256
* Dynacq Healthcare, Inc                           33,272                    256
* Beacon Power Corp.                              234,364                    255
* Ducommun, Inc.                                   11,405                    255
* Cypress Bioscience, Inc.                         16,800                    255
  Southern Financial Bancorp, Inc.                  5,885                    253
* Badger Paper Mills, Inc.                         45,643                    251
* Infinity, Inc.                                   63,600                    251
* Community West Bancshares                        28,743                    249
  Arden Group Inc. Class A                          3,211                    249
* Copper Mountain Networks, Inc.                   23,092                    249
* Edgewater Technology, Inc.                       51,034                    248
* Lipid Sciences, Inc.                             69,352                    248
* Kosan Biosciences, Inc.                          25,001                    247
* Global Payment Tech Inc.                         73,317                    246
* Toreador Resources Corp.                         52,537                    244
* Whitehall Jewellers, Inc.                        24,672                    244
* Prime Energy Corp.                               16,656                    243
* Peco II, Inc.                                   216,898                    243
* Foster Wheeler Ltd.                             235,171                    242
  ILX Resorts Inc.                                 34,176                    242
* Capital Crossing Bank                             5,100                    241
* Astec Industries, Inc.                           19,592                    240
  ESB Financial Corp.                              14,660                    240
* Tarragon Realty
    Investors Inc. REIT                            14,510                    240
* Kendle International Inc.                        37,725                    239
  Camco Financial Corp.                            13,771                    239
* Three-Five Systems, Inc.                         45,150                    237
* Optical Cable Corp.                              33,311                    236
* Seabulk International, Inc.                      29,071                    236
  Pomeroy IT Solutions, Inc.                       15,744                    232
  American National Bankshares Inc.                 8,704                    230
* Prime Medical Services, Inc.                     49,089                    230
* Gallery of History, Inc.                         53,902                    229
* Radiologix Inc.                                  67,100                    227
* Option Care, Inc.                                21,174                    226
* ADE Corp.                                        12,200                    226
  D&K Healthcare Resources, Inc.                   16,598                    225
* Redhook Ale Brewery, Inc.                        86,380                    225
  Psychemedics Corp.                               23,937                    224
* Res-Care, Inc.                                   27,600                    224
* Hall, Kinion & Associates, Inc.                  43,925                    222
* Iridex Corp.                                     40,500                    221
* Sports Resorts International, Inc.               43,255                    219
* Wilshire Enterprises, Inc.                       35,810                    218
  Saucony Inc.                                     12,600                    218
* U.S. Concrete, Inc.                              33,824                    218
  Citizens 1st Bancorp, Inc.                        9,533                    217
* WorldGate Communications, Inc.                  201,242                    217
* 3D Systems Corp.                                 21,400                    217
  First Midwest Financial, Inc.                     9,751                    217
* Maxwell Shoe Co. Inc.                            12,714                    216
* Greg Manning Auctions, Inc.                      18,150                    215
  California National Bancorp                      15,012                    215
* Central Freight Lines, Inc.                      12,000                    213
  Westfield Financial, Inc.                         8,944                    213
* Large Scale Biology Corp.                       115,456                    212
* All American Semiconductor, Inc.                 47,681                    212
* Airnet Communications Corp.                     247,224                    210
* HEI, Inc.                                        64,450                    209
* Nutrition 21 Inc.                               261,445                    209
  Hickory Tech Corp.                               18,210                    209
* Micro Linear Corp.                               37,212                    208
* Salton, Inc.                                     15,900                    207
* Datalink Corp.                                   54,600                    207
* MedSource Technologies, Inc.                     45,800                    206
* The Immune Response Corp.                       135,959                    205
  Cascade Corp.                                     9,129                    204
* Horizon Group
    Properties, Inc. REIT                          48,293                    203
* Stratos International Inc.                       29,911                    203
* NMT Medical, Inc.                                45,042                    203
* Wyndham International, Inc.
    Class A                                       300,330                    201
  Monmouth Real Estate
    Investment Corp. REIT                          23,091                    201
  Wayne Savings Bancshares, Inc.                   11,126                    200
 * Orphan Medical, Inc.                            19,500                    200
* Powell Industries, Inc.                          10,428                    200
* American Independence Corp.                      16,815                    199
* Dominion Homes, Inc.                              6,522                    198
* Webco Industries, Inc.                           48,123                    197
  Building Materials Holding Corp.                 12,696                    197
  Mainsource Financial Group, Inc.                  6,420                    197
* MTI Technology Corp.                             83,119                    196
* Bioject Medical Technologies Inc.                64,900                    195
* Terra Industries, Inc.                           58,781                    195
* Register.com, Inc.                               36,939                    194
* Evergreen Solar, Inc.                           114,659                    194
* Brillian Corp.                                   22,859                    193
* Medialink Worldwide, Inc.                        59,611                    191
* Criimi Mae, Inc. REIT                            18,188                    190
  Boykin Lodging Co. REIT                          20,680                    189
* Acclaim Entertainment Inc.                      290,919                    189

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Abraxas Petroleum Corp.                         152,300                    187
* Cosine Communications, Inc.                      25,188                    186
  Warwick Valley Telephone Co.                      6,236                    185
* Retractable Technologies, Inc.                   30,292                    182
* Bell Industries, Inc.                            69,698                    181
* Central Coast Bancorp                             9,913                    180
* LMI Aerospace, Inc.                              89,603                    179
  Healthcare Services Group, Inc.                   9,244                    178
* Merisel, Inc.                                    30,163                    178
* Apropos Technology, Inc.                         51,100                    178
  Pamrapo Bancorp, Inc.                             6,936                    176
* Mobility Electronics, Inc.                       19,660                    176
  Shore Bancshares, Inc.                            4,605                    175
* SPEEDUS Corp.                                   125,356                    174
* Summa Industries                                 19,702                    174
* PharmaNetics, Inc.                               93,688                    173
* Nutraceutical International Corp.                15,613                    172
* V.I. Technologies, Inc.                         155,054                    171
* Pharmion Corp.                                   11,100                    169
* Allied Motion Technologies, Inc.                 42,978                    169
  First SecurityFed Financial, Inc.                 5,540                    168
* Internet Capital Group, Inc.                    484,628                    167
* Bluegreen Corp.                                  26,600                    166
* Synagro Technologies Inc.                        75,440                    166
* Covista Communications, Inc.                     62,285                    165
* Omega Protein Corp.                              21,000                    162
* Pharmacyclics, Inc.                              21,890                    162
* Laserscope                                       10,200                    159
* Texas Capital Bancshares, Inc.                   10,900                    158
  Knape & Vogt Manufacturing Co.                   12,986                    155
  BancTrust Financial Group, Inc.                   9,632                    154
  Belmont Bancorp                                  27,394                    153
* Paradigm Genetics, Inc.                         103,833                    153
* Bankrate, Inc.                                   12,248                    152
* Myogen, Inc.                                     10,600                    152
  Friedman's, Inc. Class A                         22,537                    151
* Encore Medical Corp.                             18,500                    151
* Superior Consultant
    Holdings Corp.                                 36,388                    150
* EasyLink Services Corp.                         100,311                    149
* America Online Latin
    America, Inc.                                 103,663                    147
* Ultimate Electronics, Inc.                       19,094                    146
* Vical, Inc.                                      29,486                    145
  ABC Bancorp                                       9,007                    144
* Continucare Corp.                               103,019                    143
* Lantronix, Inc.                                 120,839                    141
* Maui Land & Pineapple Co., Inc.                   4,044                    140
* Diedrich Coffee, Inc.                            36,209                    139
  Home Federal Bancorp                              4,916                    139
* Interactive Intelligence Inc.                    26,516                    138
* Pac-West Telecom, Inc.                           71,645                    138
* Docent, Inc.                                     29,706                    137
  TIB Financial Corp.                               5,721                    135
* Interep National Radio Sales, Inc.               98,600                    134
* Trump Hotels & Casino
    Resorts, Inc.                                  61,313                    132
* VIA NET.WORKS, Inc.                              76,174                    130
  National Health Realty Inc. REIT                  6,488                    128
* Century Casinos, Inc.                            38,500                    127
* Seneca Foods Corp.                                5,900                    127
* Physiometrix, Inc.                               56,991                    125
  Aaron Rents, Inc.                                 6,750                    125
* PriceSmart, Inc.                                 19,895                    125
  Maritrans Inc.                                    7,452                    125
* The Princeton Review, Inc.                       12,762                    124
  Warwick Community
    Bancorp, Inc.                                   3,617                    124
* Alteon, Inc.                                     79,068                    124
* eLoyalty Corp.                                   33,913                    124
  The First Years Inc.                              8,260                    123
* Interland, Inc.                                  18,885                    123
* Microtek Medical Holdings, Inc.                  24,500                    123
* Rigel Pharmaceuticals, Inc.                       6,400                    122
* Cytrx Corp.                                      65,059                    121
* Willis Lease Finance Corp.                       16,345                    120
* eXegenics Inc.                                  131,711                    118
* Creative Host Services, Inc.                     49,298                    118
* Technology Solutions Co.                         94,439                    118
* GMX Resources Inc.                               29,205                    117
  Cavalry Bancorp, Inc.                             6,571                    115
* United National Group Ltd. Class A                6,500                    115
* Onvia.com, Inc.                                  24,695                    115
  Sypris Solutions, Inc.                            6,721                    113
  Sun Bancorp, Inc.                                 5,944                    113
* Mayor's Jeweler's, Inc.                         151,566                    112
* Hungarian Telephone and
    Cable Corp.                                    11,367                    112
  First Defiance Financial Corp.                    4,192                    112
  Rocky Mountain Chocolate
    Factory, Inc.                                   8,881                    111
* General Bearing Corp.                            36,504                    111
* Benihana Inc.                                     8,400                    111
* Critical Path, Inc.                              83,104                    111
* Mestek, Inc.                                      5,722                    110
  Financial Industries Corp.                        7,795                    110
  LSB Bancshares, Inc.                              6,293                    109
* Amtech Systems, Inc.                             18,932                    109
* Matritech Inc.                                   56,793                    107
* Cavco Industries, Inc.                            4,453                    107
* Viewpoint Corp.                                 141,539                    106
* Newtek Business Services, Inc.                   15,073                    105

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* Anthony & Sylvan Pools Corp.                     26,081                    104
* DigitalNet Holdings, Inc.                         5,300                    103
  Independence Holding Co.                          4,298                    103
* Conrad Industries, Inc.                          33,845                    102
* Rainmaker Systems, Inc.                          72,308                    101
* InterVideo Inc.                                   8,602                    101
* ACT Teleconferencing, Inc.                       93,300                    101
* Insightful Corp.                                 49,316                    101
* Larscom Inc.                                     22,652                    100
* IVAX Diagnostics, Inc.                           20,534                    100
* Transgenomic, Inc.                               49,307                     99
* Matrix Service Co.                                5,400                     98
* Perini Corp.                                     10,505                     96
* Redback Networks Inc.                           414,613                     96
* American Access
    Technologies Inc.                              70,247                     94
* JLM Industries, Inc.                             69,052                     94
* Callidus Software Inc.                            5,300                     94
* Lanvision Systems, Inc.                          28,581                     93
  Coastal Financial Corp.                           5,249                     93
* Digital Lightwave, Inc.                         113,520                     92
* InsWeb Corp.                                     19,920                     92
* Nobel Learning Communities, Inc.                 17,000                     91
* Omtool, Ltd.                                     11,972                     89
* Applied Digital Solutions, Inc.                 186,700                     88
* Magellan Petroleum Corp.                         65,266                     85
* NaviSite, Inc.                                   12,899                     85
* A.D.A.M., Inc.                                   43,345                     85
* Pemstar Inc.                                     25,578                     84
* Gundle/SLT Environmental, Inc.                    4,029                     84
* Catapult Communications Corp.                     5,722                     83
  Bel Fuse, Inc. Class A                            2,773                     83
  CNB Florida Bancshares, Inc.                      3,600                     83
* Blue Martini Software, Inc.                      16,795                     82
  Noland Co.                                        1,969                     82
  State Bancorp, Inc.                               3,335                     81
* ICO, Inc.                                        58,778                     80
* SportsLine.com, Inc.                             60,513                     77
* Fresh Choice, Inc.                               43,708                     76
  American Mortgage
    Acceptance Co. REIT                             4,542                     74
* Terremark Worldwide, Inc.                       114,800                     73
* REX Stores Corp.                                  5,124                     73
* AXT, Inc.                                        23,300                     72
* Universal Access Global
    Holdings Inc.                                  23,908                     70
* ARK Restaurants Corp.                             5,000                     70
  Exchange National
    Bancshares, Inc.                                1,942                     70
* U.S. Energy Systems, Inc.                        59,910                     68
* MacroChem Corp.                                  79,800                     67
* Internet Pictures Corp.                          37,575                     66
* Impreso, Inc.                                    32,000                     65
* Immtech International, Inc.                       5,800                     64
* Evolving Systems, Inc.                            4,700                     63
* Wilsons The Leather Experts Inc.                 17,691                     62
* ImageWare Systems, Inc.                          18,400                     55
* Lesco, Inc.                                       4,100                     53
* SVB Financial Services                            3,307                     53
* The Allied Defense Group, Inc.                    2,200                     53
  FNB Corp./North Carolina                          2,474                     52
* National Technical Systems, Inc.                  9,597                     52
* ACE, Inc.                                        20,705                     51
* First Cash Financial Services, Inc.               2,000                     51
* Andrea Radio Corp.                              124,782                     51
* Finlay Enterprises, Inc.                          3,594                     51
* I-Flow Corp.                                      3,600                     50
* DSL.Net, Inc.                                    82,929                     50
* Franklin Bank Corp.                               2,600                     49
* ZEVEX International, Inc.                        12,257                     49
* Media 100 Inc.                                   93,278                     49
* I-many, Inc.                                     47,380                     47
* Hanover Direct, Inc.                            228,984                     46
* COMFORCE Corp.                                   83,292                     44
* Artisoft, Inc.                                   16,051                     43
* Versar Inc.                                      12,700                     43
* Protection One, Inc.                            113,561                     41
* Astea International, Inc.                        13,249                     40
  Commercial National
    Financial Corp.                                 1,500                     39
* Applied Imaging Corp.                            25,900                     39
* Micro Therapeutics, Inc.                         12,094                     39
* SureBeam Corp.                                  177,337                     38
* Star Scientific, Inc.                            19,947                     37
  APCO Argentina Inc.                               1,300                     35
* Channell Commercial Corp.                         8,100                     34
* American Realty Investors, Inc.                   3,670                     34
  Liquid Audio, Inc.                              114,175                     33
* Precision Optics Corp., Inc.                     15,765                     33
* Star Buffet, Inc.                                 7,414                     33
* IGI, Inc.                                        20,672                     32
* Datawatch Corp.                                   5,688                     31
* Direct Insite Corp.                              30,651                     31
* Rainbow Rentals, Inc.                             3,800                     29
* Storage Computer Corp.                           78,329                     28
* HealthAxis, Inc.                                  9,014                     27
  Pittsburgh & West Virginia
    Railroad REIT                                   2,927                     26
* Ezenia!, Inc.                                   102,053                     26
* Transcontinental Realty
    Investors, Inc. REIT                            1,500                     25
* WHX Corp.                                         9,344                     25

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                         SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
* LightPath Technologies, Inc.
    Class A                                         8,807                     25
* GraphOn Corp.                                   113,770                     23
  Burnham Pacific
    Properties, Inc. REIT                         102,335                     23
  Bandag, Inc. Class A                                538                     22
* SciQuest, Inc.                                    6,126                     22
  Dynabazaar, Inc.                                 65,665                     22
* Beta Oil & Gas, Inc.                             10,800                     21
  Net Perceptions, Inc.                            52,195                     21
* Natrol, Inc.                                      7,220                     20
* eGain Communications Corp.                        9,782                     20
  Provident Financial Services Inc.                 1,034                     20
* FirstCity Financial Corp.                         2,929                     18
* The A Consulting Team, Inc.                      18,542                     17
* Bioanalytical Systems, Inc.                       4,400                     17
* Provo International Inc.                         52,685                     16
* Penn Octane Corp.                                 6,536                     16
* Geerlings & Wade Inc.                            30,636                     15
* Hoenig Group, Inc.
    Rights Exp. 9/1/2006                           62,830                     14
  Webster City Federal Bancorp                      1,000                     14
* Vermont Teddy Bear Co., Inc.                      3,272                     14
* FiberNet Telecom Group, Inc.                     10,903                     14
* Major Automotive Cos., Inc.                      17,395                     13
* Click2learn, Inc.                                 6,000                     13
* Ampex Corp. Class A                              17,507                     12
* Landenburg Thalmann Financial
    Services, Inc.                                 21,199                     12
* Visual Data Corp.                                 5,529                     12
* Fedders Corp.
    Rights Exp. 1/16/2004                         186,089                     11
* Versata, Inc.                                     6,605                     11
* BMC Industries, Inc.                            211,416                     11
  Collins Industries, Inc.                          2,300                     10
* DGSE Companies, Inc.                              4,000                      9
* Datakey, Inc.                                    13,300                      9
* Oakwood Homes Corp.                              81,969                      9
* VCampus Corp.                                     5,698                      8
* Navidec, Inc.                                     7,254                      8
* GoAmerica, Inc.                                  20,195                      7
* Network-1 Security
    Solutions, Inc.                                39,125                      7
* Championship Auto Racing
    Teams, Inc.                                    77,500                      7
* Virbac Corp.                                      1,099                      7
  Magnum Hunter Resources Inc.
    Warrants Exp. 3/21/2005                        12,588                      7
* CTI Industries Corp.                              2,904                      7
* Pure Bioscience                                   6,829                      6
* NexPrise, Inc.                                    4,253                      6
* Segue Software, Inc.                              2,000                      5
* Auspex Systems, Inc.                            116,823                      5
* Accessity Corp.                                   9,268                      5
* Interactivecorp Cvt. Pfd.                            76                      4
* Microstrategy Inc.
    Warrants Exp. 6/24/2007                        16,344                      4
* Corrpro Cos., Inc.                                3,200                      4
* Valentis, Inc.                                    1,345                      4
* The Penn Traffic Co.                             65,411                      4
* Cogent Communications
    Group, Inc.                                     2,570                      3
* Cone Mills Corp.                                104,013                      3
* DiaSys Corp.                                      5,071                      2
* Suburban Lodges of America, Inc.                  5,000                      2
* M-WAVE, Inc.                                      4,000                      2
* SpectRx, Inc.                                     1,000                      2
* Optical Cable Corp.
    Warrants Exp. 10/24/2007                          796                      2
* InterActiveCorp
    Warrants Exp. 2/4/2009                             38                      2
* Alanco Technologies, Inc.                         1,687                      1
* T-3 Energy Services, Inc.                           177                      1
* Headway Corporate
    Resources, Inc.                               152,392                      1
* General Chemical Group Inc.                      17,001                      1
* Wilshire Financial Services
    Group Inc.                                         64                   --
* XO Communications, Inc.
    Rights Exp. 1/14/2004                          48,114                   --
* Pinnacle
    Warrants Exp. 11/13/2007                          433                   --
* ProcureNet, Inc.                                 22,500                   --
                                                                         -------
TOTAL COMMON STOCKS (Cost $38,900,615) 42,493,002
                                                                         -------

--------------------------------------------------------------------------------
                                                     FACE                 MARKET
TOTAL STOCK MARKET                                ACCOUNT                 VALUE*
INDEX FUND                                          (000)                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.6%)(1)
-------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.05%, 1/20/2004                             $  8,000                 7,996
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
Obligations in a Pooled Cash Account
0.98%, 1/2/2004                                   207,946               207,946
0.99%, 1/2/2004--Note E                           467,633               467,633
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $683,574)                                                     683,575
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.5%)
    (Cost $39,584,189)                                               43,176,577
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.5%)
Other Assets--Note B                                                    161,719
Liabilities--Note E                                                    (793,301)
                                                                      ----------
                                                                       (631,582)
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $42,544,995
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                     $40,052,186
Overdistributed Net Investment Income                                   (27,259)
Accumulated Net Realized Losses                                      (1,072,630)
Unrealized Appreciation
    Investment Securities                                             3,592,388
    Futures Contracts                                                       310
--------------------------------------------------------------------------------
NET ASSETS                                                          $42,544,995
================================================================================
Investor Shares--Net Assets
Applicable to 925,631,786 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                       $24,058,995
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                                      $25.99
================================================================================
Admiral Shares--Net Assets
Applicable to 306,562,703 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                        $7,968,576
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    ADMIRAL SHARES                                                       $25.99
================================================================================
Institutional Shares--Net Assets
Applicable to 307,739,555 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                        $8,000,241
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                                    $26.00
================================================================================
VIPER Shares--Net Assets
Applicable to 23,567,450 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                        $2,517,183
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    VIPER SHARES                                                        $106.81
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.


(C) 2004 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

F850 022004

ITEM 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

ITEM 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant's Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.



ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) AUDIT FEES.

AUDIT FEES OF THE REGISTRANT
Fiscal Year Ended December 31, 2003: $153,000
Fiscal Year Ended December 31, 2002: $120,000

AGGREGATE AUDIT FEES OF REGISTERED INVESTMENT COMPANIES IN THE VANGUARD GROUP Fiscal Year Ended December 31, 2003: $1,660,800
Fiscal Year Ended December 31, 2002: $1,620,200

(B) AUDIT-RELATED FEES.

Fiscal Year Ended December 31, 2003: $324,460
Fiscal Year Ended December 31, 2002: $420,280
Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(C) TAX FEES.

Fiscal Year Ended December 31, 2003: $409,900
Fiscal Year Ended December 31, 2002: $103,200
Includes fees billed in connection with compliance, planning, and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income, excise, and stamp taxes.

(D) ALL OTHER FEES.

Fiscal Year Ended December 31, 2003: $31,000
Fiscal Year Ended December 31, 2002: $367,500
Includes fees billed in connection with benefit plans and statements, risk management, privacy matters, educational training materials, and other business advisory services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(E) (1) PRE-APPROVAL POLICIES. The policy of the Registrant's Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and permitted non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant's independence.
     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant's independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant's independence.
     The Registrant's Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant's fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant's engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(G) AGGREGATE NON-AUDIT FEES.

Fiscal Year Ended December 31, 2003: $440,900
Fiscal Year Ended December 31, 2002: $470,700
Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant's independence.



ITEM 5: Not applicable.

ITEM 6: Reserved.

ITEM 7: Not applicable.

ITEM 8: Reserved.

ITEM 9: CONTROLS AND PROCEDURES.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant's internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS.  The following exhibits are attached hereto:
         (a) Code of Ethics
         (b) Certifications

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      VANGUARD INDEX FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: February 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      VANGUARD INDEX FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: February 20, 2004

      VANGUARD INDEX FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
            THOMAS J. HIGGINS*
               TREASURER

Date: February 20, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.